AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.4%):
Aerospace & Defense (1.2%):
2,540 Airbus SE $ 468,454
17,862 Austal, Ltd. 25,604
512 Avon Protection plc 6,991
19,009 Babcock International Group plc 124,687
6,910 BAE Systems plc 117,674
1,760 Bombardier, Inc., Class B* 75,564
3,780 CAE, Inc.* 78,062
5,345 Chemring Group plc 24,467
191 Dassault Aviation SA 42,031
116 Elbit Systems, Ltd. 24,258
89 FACC AG* 611
1,523 Hensoldt AG 71,298
2,300 Heroux-Devtek, Inc.* 30,890
1,072 INVISIO AB 24,392
562 Kongsberg Gruppen ASA 38,882
2,240 Leonardo SpA 56,266
394 LISI SA 10,051
4,014 MDA, Ltd.* 43,596
16,952 Melrose Industries plc 143,843
187 MTU Aero Engines AG 47,443
351 OHB SE* 16,584
12,902 QinetiQ Group plc 59,448
683 Rheinmetall AG 383,788
69,646 Rolls-Royce Holdings plc* 374,468
303 Saab AB, Class B 26,951
1,938 Safran SA 438,781
15,312 Senior plc 34,197
21,100 Singapore Technologies Engineering, Ltd. 62,901
1,222 Thales SA 208,295
3,060,477
Air Freight & Logistics (0.7%):
2,500 AZ-COM MARUWA Holdings, Inc. 22,402
4,417 bpost SA 16,500
2,607 Cia de Distribucion Integral Logista Holdings SA 72,840
6,355 CTT-Correios de Portugal SA 28,304
11,638 Deutsche Post AG 501,104
1,314 DSV A/S 213,544
6,382 Freightways Group, Ltd. 33,745
1,000 Hamakyorex Co., Ltd. 25,370
107 ID Logistics Group SACA* 40,802
4,998 InPost SA* 77,018
32,923 International Distributions Services plc* 95,249
10,289 Kerry Express Thailand PCL* 1,425
20,500 Kerry Logistics Network, Ltd. 22,317
1,800 Konoike Transport Co., Ltd. 25,140
958 Mainfreight, Ltd. 39,882
900 Mitsui-Soko Holdings Co., Ltd. 27,812
2,600 NIPPON EXPRESS HOLDINGS, Inc. 132,691
783 Oesterreichische Post AG 26,725
17,789 PostNL NV 24,195
2,000 Sankyu, Inc. 68,808
900 SBS Holdings, Inc. 15,391
3,900 Senko Group Holdings Co., Ltd. 29,196
5,100 SG Holdings Co., Ltd. 64,583
51,000 Singapore Post, Ltd. 15,864
300 Tonami Holdings Co., Ltd. 9,048
400 Trancom Co., Ltd. 16,050
5,312 Wincanton plc 40,211
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
2,000 Yamato Holdings Co., Ltd. $ 28,799
1,715,015
Automobile Components (1.7%):
1,000 Aisan Industry Co., Ltd. 11,148
2,700 Aisin Corp. 110,185
7,300 Akebono Brake Industry Co., Ltd.* 6,962
1,027 AKWEL SADIR 16,307
2,503 ARB Corp. Ltd. 67,638
252 Autoneum Holding AG* 45,163
1,920 Brembo SpA 24,584
8,700 Bridgestone Corp. 385,984
1,647 Bulten AB 11,312
1,092 CIE Automotive SA 31,317
12,224 Cie Generale des Etablissements Michelin SCA 468,605
1,743 Cie Plastic Omnium SE 22,683
12,732 CIR SpA-Compagnie Industriali* 7,361
2,585 Continental AG 186,559
2,800 Daido Metal Co., Ltd. 12,424
2,400 Daikyonishikawa Corp. 12,299
6,700 Denso Corp. 128,216
7,732 Dometic Group AB(a) 62,524
20,239 Dowlais Group plc 19,917
1,800 Eagle Industry Co., Ltd. 21,717
673 EDAG Engineering Group AG 9,220
1,724 ElringKlinger AG 11,297
1,500 Exco Technologies, Ltd. 8,218
1,700 Exedy Corp. 34,069
2,300 FCC Co., Ltd. 33,492
342 Feintool International Holding AG, Registered Shares 7,199
7,092 Forvia SE* 107,437
1,000 F-Tech, Inc. 4,965
4,000 Futaba Industrial Co., Ltd. 31,172
6,562 Gestamp Automocion SA(a) 21,080
1,400 G-Tekt Corp. 19,605
6,206 GUD Holdings, Ltd. 47,719
368 Hella GmbH & Co. KGaA 33,819
1,600 HI-LEX Corp. 18,017
700 H-One Co., Ltd. 3,210
300 Imasen Electric Industrial 1,265
19,642 Johnson Electric Holdings, Ltd. 27,222
7,400 JTEKT Corp. 69,870
1,800 Kasai Kogyo Co., Ltd.* 2,927
267 Kendrion NV 3,955
2,500 Koito Manufacturing Co., Ltd. 33,671
25,060 Kongsberg Automotive ASA* 3,475
1,000 KYB Corp. 33,915
1,933 Linamar Corp. 102,758
6,013 Magna International, Inc. 327,598
1,104 Magna International, Inc. 60,146
3,466 Martinrea International, Inc. 31,118
2,000 Mitsuba Corp. 21,716
2,500 Musashi Seimitsu Industry Co., Ltd. 27,908
4,300 NHK Spring Co., Ltd. 42,685
600 Nichirin Co., Ltd. 14,719
2,300 Nifco, Inc. 57,845
2,200 Nippon Seiki Co., Ltd. 22,291
3,500 Niterra Co., Ltd. 116,146
2,700 NOK Corp. 37,095

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
5,012 Nokian Renkaat Oyj $ 47,187
800 NPR-RIKEN Corp. 16,339
2,600 Pacific Industrial Co., Ltd. 28,827
10,683 Pirelli & C SpA(a) 65,389
6,300 Press Kogyo Co., Ltd. 29,345
3,582 PWR Holdings, Ltd. 26,962
1,900 Sanoh Industrial Co., Ltd. 14,358
1,000 Seiren Co., Ltd. 18,187
2,400 Shoei Co., Ltd. 36,283
4,300 Stanley Electric Co., Ltd. 76,112
12,700 Sumitomo Electric Industries, Ltd. 196,692
2,900 Sumitomo Riko Co., Ltd. 25,670
6,500 Sumitomo Rubber Industries, Ltd. 80,034
300 T RAD Co., Ltd. 7,797
1,400 Tachi-S Co., Ltd. 18,424
800 Taiho Kogyo Co., Ltd. 4,930
8,119 TI Fluid Systems plc(a) 14,742
2,500 Tokai Rika Co., Ltd. 42,873
2,500 Topre Corp. 42,533
3,800 Toyo Tire Corp. 71,845
1,700 Toyoda Gosei Co., Ltd. 37,443
2,200 Toyota Boshoku Corp. 37,485
1,500 TPR Co., Ltd. 23,363
2,800 TS Tech Co., Ltd. 35,573
2,000 Unipres Corp. 15,376
8,459 Valeo SE 105,668
3,000 Yokohama Rubber Co., Ltd. (The) 80,936
600 Yorozu Corp. 3,820
4,285,942
Automobiles (2.9%):
4,597 Bayerische Motoren Werke AG 530,335
423 Ferrari NV 184,403
398 Ferrari NV 173,447
32,400 Honda Motor Co., Ltd. 400,774
2,388 Honda Motor Co., Ltd., ADR 88,905
15,200 Isuzu Motors, Ltd. 205,406
298 Knaus Tabbert AG 14,302
12,600 Mazda Motor Corp. 147,377
13,966 Mercedes-Benz Group AG 1,112,285
22,500 Mitsubishi Motors Corp. 73,916
20,100 Nissan Motor Co., Ltd. 79,722
2,700 Nissan Shatai Co., Ltd. 18,581
8,981 Piaggio & C SpA 28,405
3,901 Renault SA 196,899
34,456 Stellantis NV 977,538
11,800 Subaru Corp. 268,604
22,400 Suzuki Motor Corp. 255,556
97,820 Toyota Motor Corp. 2,459,140
294 Trigano SA 51,676
450 Volkswagen AG 68,737
9,185 Volvo Car AB, Class B* 34,747
23,400 Yamaha Motor Co., Ltd. 215,543
7,586,298
Banks (9.3%):
1,900 77 Bank, Ltd. (The) 50,631
6,117 ABN AMRO Bank NV(a) 104,923
536 Addiko Bank AG 10,374
34,891 AIB Group plc 176,937
Shares Value
Common Stocks, continued
Banks, continued
1,500 Akita Bank, Ltd. (The) $ 20,513
2,146 Aktia Bank Oyj 23,186
19,608 ANZ Group Holdings, Ltd. 375,600
3,500 Aozora Bank, Ltd. 57,191
3,538 Auswide Bank, Ltd. 10,119
1,000 Awa Bank, Ltd. (The) 18,373
12,077 Banca Monte dei Paschi di Siena SpA* 54,715
14,051 Banca Popolare di Sondrio SPA 105,188
59,357 Banco Bilbao Vizcaya Argentaria SA 707,025
31,040 Banco Bilbao Vizcaya Argentaria SA, ADR 367,514
42,281 Banco BPM SpA 281,314
428,433 Banco Comercial Portugues SA, Class R* 144,583
157,448 Banco de Sabadell SA 247,154
110,872 Banco Santander SA 541,671
12,954 Bank Hapoalim BM 121,484
24,597 Bank Leumi Le-Israel BM 204,492
30,859 Bank of East Asia, Ltd. (The) 36,766
1,205 Bank of Georgia Group plc 76,881
39,103 Bank of Ireland Group plc 398,990
900 Bank of Iwate, Ltd. (The) 15,250
1,943 Bank of Montreal 189,724
4,062 Bank of Montreal 396,776
500 Bank of Nagoya, Ltd. (The) 21,413
4,238 Bank of Nova Scotia (The) 219,253
8,317 Bank of Nova Scotia (The) ADR 430,654
24,326 Bank of Queensland, Ltd. 100,266
2,000 Bank of the Ryukyus, Ltd. 15,715
23,719 Bankinter SA^ 173,438
71 Banque Cantonale de Geneve, Class BR 22,677
1,029 Banque Cantonale Vaudoise, Registered Shares 119,635
196,917 Barclays plc 457,494
5,039 Barclays plc, ADR 47,619
1,622 BAWAG Group AG(a) 102,785
16,528 Bendigo & Adelaide Bank, Ltd. 110,484
207 Berner Kantonalbank AG, Registered Shares 56,008
5,480 BNP Paribas SA 389,948
35,542 BOC Hong Kong Holdings, Ltd. 95,242
46,769 BPER Banca 220,900
53,120 CaixaBank SA^ 257,486
5,363 Canadian Imperial Bank of Commerce 272,011
4,270 Canadian Imperial Bank of Commerce 216,495
4,227 Canadian Western Bank 88,010
5,000 Chiba Bank, Ltd. (The) 41,628
3,300 Chugin Financial Group, Inc. 28,088
6,677 Close Brothers Group plc 35,350
15,567 Commerzbank AG 213,747
9,717 Commonwealth Bank of Australia 763,899
16,100 Concordia Financial Group, Ltd. 80,941
8,122 Credit Agricole SA 120,977
2,729 Credito Emiliano SpA 27,289
16,000 Dah Sing Banking Group, Ltd. 11,387
5,600 Dah Sing Financial Holdings, Ltd. 12,876
1,900 Daishi Hokuetsu Financial Group, Inc. 55,831
10,300 Danske Bank A/S 308,735
13,192 DBS Group Holdings, Ltd. 352,940
5,279 DNB Bank ASA 104,836
1,600 Ehime Bank, Ltd. (The) 11,890
1,282 EQB, Inc. 80,409
4,209 Erste Group Bank AG 187,397

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
650 FIDEA Holdings Co., Ltd. $ 6,826
9,196 FinecoBank Banca Fineco SpA 137,690
3,600 First Bank of Toyama, Ltd. (The) 22,660
1,329 First International Bank Of Israel, Ltd. (The) 55,310
1,000 Fukui Bank, Ltd. (The) 12,829
2,200 Fukuoka Financial Group, Inc. 58,670
7,200 Gunma Bank, Ltd. (The) 40,804
9,200 Hachijuni Bank, Ltd. (The) 62,064
4,005 Hang Seng Bank, Ltd. 43,891
26,593 Heartland Group Holdings, Ltd. 20,334
5,200 Hirogin Holdings, Inc. 37,307
1,000 Hokkoku Financial Holdings, Inc. 32,930
4,500 Hokuhoku Financial Group, Inc. 56,975
65,939 HSBC Holdings plc 515,307
12,641 HSBC Holdings plc, ADR 497,550
9,400 Hyakugo Bank, Ltd. (The) 39,804
1,000 Hyakujushi Bank, Ltd. (The) 19,276
3 Hypothekarbank Lenzburg AG, Class R 14,040
21,961 ING Groep NV 361,628
71,373 Intesa Sanpaolo SpA 258,918
29,275 Israel Discount Bank, Ltd., Class A 151,542
5,400 Iyogin Holdings, Inc. 41,746
4,200 Japan Post Bank Co., Ltd. 45,202
620 Jimoto Holdings, Inc. 2,453
1,200 Juroku Financial Group, Inc. 37,247
1,487 Jyske Bank A/S, Registered Shares 125,874
7,716 KBC Group NV 579,673
5,800 Keiyo Bank, Ltd. (The) 29,022
400 Kita-Nippon Bank, Ltd. (The) 6,477
2,500 Kiyo Bank, Ltd. (The) 30,681
3,400 Kyoto Financial Group, Inc. 61,302
10,290 Kyushu Financial Group, Inc. 76,012
1,296 Laurentian Bank of Canada 26,812
562 Liechtensteinische Landesbank AG 45,725
235,693 Lloyds Banking Group plc 154,253
109,681 Lloyds Banking Group plc, ADR 284,074
583 Luzerner Kantonalbank AG, Registered Shares 45,711
27,470 Mebuki Financial Group, Inc. 90,185
10,038 Mediobanca Banca di Credito Finanziario SpA 149,535
72,300 Mitsubishi UFJ Financial Group, Inc. 735,552
800 Miyazaki Bank, Ltd. (The) 15,215
2,692 Mizrahi Tefahot Bank, Ltd. 101,009
15,980 Mizuho Financial Group, Inc. 316,224
1,300 Musashino Bank, Ltd. (The) 25,160
5,245 MyState, Ltd. 12,519
1,300 Nanto Bank, Ltd. (The) 26,266
28,191 National Australia Bank, Ltd. 636,283
7,632 National Bank of Canada^ 642,724
12,364 NatWest Group plc, ADR 84,075
41,554 NatWest Group plc 139,133
4,800 Nishi-Nippon Financial Holdings, Inc. 60,068
10,907 Nordea Bank Abp 123,230
14,112 Nordea Bank Abp 157,218
3,381 Norion Bank AB* 14,758
7,300 North Pacific Bank, Ltd. 21,282
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 25,976
1,000 Oita Bank, Ltd. (The) 19,974
820 Okinawa Financial Group, Inc. 14,104
17,746 Oversea-Chinese Banking Corp., Ltd. 177,571
Shares Value
Common Stocks, continued
Banks, continued
5,215 Permanent TSB Group Holdings plc* $ 7,717
1,522 Procrea Holdings, Inc. 18,675
28,000 Public Financial Holdings, Ltd. 4,437
4,183 Raiffeisen Bank International AG 83,528
31,675 Resona Holdings, Inc. 195,719
1,148 Ringkjoebing Landbobank A/S 201,229
6,129 Royal Bank of Canada 618,294
2,904 Royal Bank of Canada 292,930
1,190 San ju San Financial Group, Inc. 16,409
6,200 San-In Godo Bank, Ltd. (The) 48,657
11,600 Senshu Ikeda Holdings, Inc. 30,103
14,300 Seven Bank, Ltd. 27,724
1,300 Shiga Bank, Ltd. (The) 35,949
1,000 Shikoku Bank, Ltd. (The) 7,961
400 Shimizu Bank, Ltd. (The) 4,239
6,600 Shizuoka Financial Group, Inc. 62,762
12,683 Skandinaviska Enskilda Banken AB, Class A 171,581
10,663 Societe Generale SA 286,843
3,454 Spar Nord Bank A/S 57,722
2,034 SpareBank 1 Sorost-Norge 12,582
3,098 SpareBank 1 SR-Bank ASA 38,966
523 Sparekassen Sjaelland-Fyn A/S 16,174
119 St Galler Kantonalbank AG, Registered Shares 64,134
33,482 Standard Chartered plc 283,680
8,200 Sumitomo Mitsui Financial Group, Inc. 479,439
4,400 Sumitomo Mitsui Trust Holdings, Inc. 94,881
8,000 Suruga Bank, Ltd. 46,573
9,765 Svenska Handelsbanken AB, Class A^ 98,775
4,965 Swedbank AB, Class A^ 98,536
2,314 Sydbank AS 120,060
1,511 TBC Bank Group plc 61,336
6,500 Toho Bank, Ltd. (The) 15,403
1,100 Tokyo Kiraboshi Financial Group, Inc. 34,096
7,500 TOMONY Holdings, Inc. 20,646
5,477 Toronto-Dominion Bank (The) 330,585
5,540 Toronto-Dominion Bank (The) 334,505
2,100 Towa Bank, Ltd. (The) 9,974
6,200 Tsukuba Bank, Ltd. 12,360
47,317 Unicaja Banco SA(a) 58,555
13,825 UniCredit SpA 524,567
13,027 United Overseas Bank, Ltd. 283,201
743 Valiant Holding AG 87,176
900 VersaBank 9,540
30,944 Vestjysk Bank A/S 20,881
45,112 Virgin Money UK plc 122,049
239 Walliser Kantonalbank, Registered Shares 30,613
22,910 Westpac Banking Corp. 390,112
1,600 Yamagata Bank, Ltd. (The) 12,388
3,900 Yamaguchi Financial Group, Inc. 39,580
1,800 Yamanashi Chuo Bank, Ltd. (The) 22,325
6 Zuger Kantonalbank AG, Class BR 53,233
24,219,211
Beverages (1.0%):
1,669 AG Barr plc 12,262
1,900 Andrew Peller, Ltd., Class A 5,597
6,975 Anheuser-Busch InBev SA/NV 424,221
2,700 Asahi Group Holdings, Ltd. 99,140
9,774 Britvic plc 101,292
14,400 Budweiser Brewing Co. APAC, Ltd.(a) 21,233

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
14,772 C&C Group plc $ 30,492
1,568 Carlsberg AS, Class B 214,875
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 63,372
2,954 Coca-Cola Europacific Partners plc 208,620
1,524 Coca-Cola HBC AG 48,148
1,957 Davide Campari-Milano NV, Class M 19,662
8,372 Diageo plc 309,120
1,341 Diageo plc, ADR 199,460
812 Fevertree Drinks plc 12,285
1,451 Heineken NV 139,793
1,500 Ito En, Ltd. 36,692
7,200 Kirin Holdings Co., Ltd. 100,057
109 Laurent-Perrier 14,170
653 Olvi Oyj, A Shares 21,693
684 Pernod Ricard SA 110,580
1,600 Primo Water Corp. 29,136
2,850 Primo Water Corp. 51,891
1,827 Royal Unibrew A/S 120,800
800 Sapporo Holdings, Ltd. 31,870
1,700 Suntory Beverage & Food, Ltd. 57,473
4,800 Takara Holdings, Inc. 34,526
9,074 Treasury Wine Estates, Ltd. 73,948
2,592,408
Biotechnology (0.3%):
24,100 AnGes, Inc.*^ 10,355
86 Argenx SE* 33,940
418 Basilea Pharmaceutica AG, Registered Shares* 17,452
1,271 Bavarian Nordic A/S* 28,755
1,455 BioGaia AB, B Shares 16,982
760 Clinuvel Pharmaceuticals, Ltd. 7,111
931 CSL, Ltd. 174,944
1,511 Galapagos NV* 48,424
684 Genmab A/S* 204,684
1,500 GNI Group, Ltd.* 29,943
2,347 Grifols SA* 21,088
9,021 Mesoblast, Ltd.* 3,260
2,600 PeptiDream, Inc.* 24,392
176 Pharma Mar SA 5,452
20,503 Pharming Group NV* 22,514
4,999 PureTech Health plc* 14,065
1,333 Swedish Orphan Biovitrum AB* 33,256
2,800 Takara Bio, Inc. 18,043
1,652 Vitrolife AB 30,990
1,155 Zealand Pharma A/S* 114,600
860,250
Broadline Retail (0.8%):
1,600 ASKUL Corp. 23,311
23,334 B&M European Value Retail SA 160,767
1,900 Belluna Co., Ltd. 7,715
1,559 Canadian Tire Corp., Ltd., Class A 155,509
4,097 Dollarama, Inc. 312,145
6,374 Europris ASA(a) 45,918
24,372 Harvey Norman Holdings, Ltd. 81,782
3,200 Isetan Mitsukoshi Holdings, Ltd. 51,892
1,000 Izumi Co., Ltd. 22,929
9,100 J. Front Retailing Co., Ltd. 101,054
3,100 Mercari, Inc.* 39,496
30,000 Metro Holdings, Ltd. 10,890
Shares Value
Common Stocks, continued
Broadline Retail, continued
47,139 Myer Holdings, Ltd. $ 25,059
1,879 Next plc 219,342
3,400 Pan Pacific International Holdings Corp. 90,403
6,146 Prosus NV 192,566
1,591 Puuilo Oyj 16,999
6,100 Rakuten Group, Inc. 34,619
4,700 Ryohin Keikaku Co., Ltd. 76,901
1,600 Seria Co., Ltd. 31,606
4,500 Takashimaya Co., Ltd. 71,753
24,280 THG plc* 21,200
2,195 Tokmanni Group Corp. 35,943
3,646 Warehouse Group, Ltd. (The) 3,376
7,709 Wesfarmers, Ltd. 343,843
4,000 Wing On Co. International, Ltd. 6,122
2,183,140
Building Products (1.1%):
3,300 AGC, Inc. 119,678
2,028 Arbonia AG 27,124
3,060 Assa Abloy AB, Class B 87,794
225 Belimo Holding AG, Class R 110,323
2,400 Bunka Shutter Co., Ltd. 26,974
1,706 Carel Industries SpA(a) 37,439
1,800 Central Glass Co., Ltd. 33,931
4,637 Cie de Saint-Gobain SA 359,531
1,900 Daikin Industries, Ltd. 259,935
130 dormakaba Holding AG 68,380
17,426 Fletcher Building, Ltd. 42,896
44 Forbo Holding AG, Registered Shares 56,215
491 Geberit AG, Registered Shares 290,166
5,784 Genuit Group plc 32,160
12,753 GWA Group, Ltd. 22,269
7,079 Inrom Construction Industries, Ltd. 22,552
2,938 Inwido AB 40,032
5,198 James Halstead plc 13,194
2,056 Kingspan Group plc 187,139
2,281 Lindab International AB 48,932
8,200 Lixil Corp. 100,915
687 LU-VE SpA 17,116
297 Meier Tobler Group AG 11,083
1,773 Munters Group AB(a) 31,799
2,170 Nibe Industrier AB, Class B 10,655
2,400 Nichias Corp. 64,165
1,100 Nichiha Corp. 24,834
4,900 Nippon Sheet Glass Co., Ltd.* 16,728
2 Norcros plc 5
1,552 Nordic Waterproofing Holding AB 23,786
1,500 Noritz Corp. 17,181
1,400 Okabe Co., Ltd. 7,207
27,554 Reliance Worldwide Corp., Ltd. 103,564
238 ROCKWOOL A/S, Class A 77,477
329 ROCKWOOL A/S, Class B 108,605
1,900 Sankyo Tateyama, Inc. 11,856
6,000 Sanwa Holdings Corp. 104,761
47 Schweiter Technologies AG 26,468
700 Sekisui Jushi Corp. 10,860
900 Shin Nippon Air Technologies Co., Ltd. 19,952
1,800 Sinko Industries, Ltd. 45,482
3,824 Systemair AB 27,287
1,800 Takara Standard Co., Ltd. 22,766

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
1,400 Takasago Thermal Engineering Co., Ltd. $ 44,548
1,500 TOTO, Ltd. 42,088
7,093 Tyman plc 25,889
3,919 Volution Group plc 21,517
42,797 Xinyi Glass Holdings, Ltd. 45,534
533 Zehnder Group AG, Registered Shares 35,311
2,986,103
Capital Markets (3.1%):
14,575 3i Group plc 516,199
24,792 ABG Sundal Collier Holding ASA 13,947
59,785 abrdn plc 106,636
3,200 AGF Management, Ltd., Class B 19,374
1,600 Aizawa Securities Group Co., Ltd. 12,626
8,821 AJ Bell plc 33,644
2,161 Allfunds Group plc 15,625
903 Altamir 23,862
912 Amundi SA(a) 62,564
7,128 Anima Holding SpA(a) 33,832
13,034 Ashmore Group plc 32,159
921 ASX, Ltd. 39,856
4,100 Australian Ethical Investment, Ltd. 13,180
2,170 Avanza Bank Holding AB 46,746
3,117 Azimut Holding SpA 84,663
1,895 Banca Generali SpA 75,314
521 Bellevue Group AG, Class BR 12,188
5,672 Bridgepoint Group plc(a) 18,591
614 Brookfield Corp. 25,708
3,300 Brookfield Corp. 138,101
563 Brooks Macdonald Group plc 12,837
1,962 Bure Equity AB 62,804
2,497 Canaccord Genuity Group, Inc. 16,408
5,626 CI Financial Corp. 71,945
120 Cie Financiere Tradition SA, Class BR 18,305
5,668 CMC Markets plc(a) 15,569
13,000 Daiwa Securities Group, Inc. 98,946
5,196 Deutsche Bank AG, Registered Shares 81,941
25,588 Deutsche Bank AG, Registered Shares 402,423
552 Deutsche Beteiligungs AG 15,337
1,574 Deutsche Boerse AG 322,012
1,167 DWS Group GmbH & Co. KGaA(a) 51,328
4,307 EFG International AG 53,776
170 eQ Oyj 2,513
868 EQT Holdings, Ltd. 16,625
1,799 Euronext NV(a) 171,084
4,000 Fiera Capital Corp. 24,395
3,587 flatexDEGIRO AG* 40,227
838 Flow Traders, Ltd. 16,506
5,224 GAM Holding AG* 1,515
2,674 Georgia Capital plc* 44,765
896 Gimv NV 42,987
2,400 GMO Financial Holdings, Inc. 12,501
1,175 Guardian Capital Group, Ltd., Class A 41,451
142,000 Guotai Junan International Holdings, Ltd. 9,620
11,864 Hargreaves Lansdown plc 110,337
7,794 Hong Kong Exchanges & Clearing, Ltd. 227,328
1,131 HUB24, Ltd. 31,262
5,100 iFAST Corp., Ltd. 25,187
13,629 IG Group Holdings plc 125,478
1,732 IGM Financial, Inc. 44,668
Shares Value
Common Stocks, continued
Capital Markets, continued
4,298 Impax Asset Management Group plc $ 25,272
27,344 Insignia Financial, Ltd. 45,054
6,881 IntegraFin Holdings plc 24,114
5,334 Intermediate Capital Group plc 138,584
14,474 Investec plc 96,956
49,718 IP Group plc 29,834
1,700 IwaiCosmo Holdings, Inc. 24,992
3,400 JAFCO Group Co., Ltd. 42,058
7,500 Japan Exchange Group, Inc. 203,143
5,624 Julius Baer Group, Ltd. 324,701
17,082 Jupiter Fund Management plc 19,088
800 Kyokuto Securities Co., Ltd. 8,419
2,122 Liontrust Asset Management plc 18,039
1,458 London Stock Exchange Group plc 174,602
500 M&A Capital Partners Co., Ltd. 7,394
1,600 Macquarie Group, Ltd. 208,194
4,885 Magellan Financial Group, Ltd. 31,578
42,213 Man Group plc 142,637
2,300 Marusan Securities Co., Ltd. 16,278
6,300 Matsui Securities Co., Ltd. 34,368
2,900 Mito Securities Co., Ltd. 9,449
3,035 MLP SE 18,365
5,700 Monex Group, Inc. 33,882
376 Mutares SE & Co. KGaA 14,965
4,905 Navigator Global Investments, Ltd. 5,239
5,471 Netwealth Group, Ltd. 75,450
17,199 Ninety One plc 37,008
19,100 Nomura Holdings, Inc. 122,207
1,900 Nordnet AB (publ) 34,834
16,993 NZX, Ltd. 10,680
7,300 Okasan Securities Group, Inc. 38,962
2,347 Onex Corp. 175,834
299 Partners Group Holding AG 427,330
2,699 Perpetual, Ltd. 44,238
4,165 Pinnacle Investment Management Group, Ltd. 31,564
11,593 Platinum Asset Management, Ltd. 8,179
2,595 Polar Capital Holdings plc 14,916
38,911 Quilter plc(a) 52,589
942 Rathbones Group plc 18,427
9,785 Ratos AB, B Shares 32,141
3,700 SBI Holdings, Inc. 96,986
14,703 Schroders plc 70,032
11,400 Singapore Exchange, Ltd. 77,880
840 Sparx Group Co., Ltd. 10,442
700 Sprott, Inc. 25,831
5,100 St James's Place plc 30,003
700 Strike Co., Ltd. 22,414
420 Swissquote Group Holding SA, Registered Shares 117,928
2,584 Tamburi Investment Partners SpA 27,730
4,279 Tel Aviv Stock Exchange, Ltd. 28,898
1,383 Tikehau Capital SCA 30,360
2,055 TMX Group, Ltd. 54,212
8,500 Tokai Tokyo Financial Holdings, Inc. 33,831
4,000 Toyo Securities Co., Ltd. 10,535
37,521 TP ICAP Group plc 106,707
22,703 UBS Group AG 697,866
337 UBS Group AG 10,353
21,420 UOB-Kay Hian Holdings, Ltd. 21,895
22,000 Value Partners Group, Ltd. 5,039

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,528 Van Lanschot Kempen NV $ 51,876
1,065 Vontobel Holding AG, Class R 64,573
245 VP Bank AG, Class A 25,484
393 VZ Holding AG 47,929
8,027,263
Chemicals (3.5%):
900 Achilles Corp. 9,134
1,800 Aica Kogyo Co., Ltd. 44,000
1,597 Air Liquide SA 332,771
6,800 Air Water, Inc. 106,478
1,770 Akzo Nobel NV 132,000
700 Arakawa Chemical Industries, Ltd. 5,365
11,725 Arcadium Lithium plc* 51,802
2,166 Arkema SA 227,808
1,200 Artience Co., Ltd. 23,275
22,100 Asahi Kasei Corp. 161,891
1,100 ASAHI YUKIZAI Corp. 38,349
8,854 BASF SE 505,544
1,939 Borregaard ASA 33,804
400 C Uyemura & Co., Ltd. 27,290
52,400 China Sunsine Chemical Holdings, Ltd. 15,337
1,400 Chugoku Marine Paints, Ltd. 20,628
1,600 CI Takiron Corp. 7,112
4,288 Clariant AG, Registered Shares 57,956
839 Corbion NV 17,953
4,070 Covestro AG*(a) 222,624
885 Croda International plc 54,879
1,000 Dai Nippon Toryo Co., Ltd. 7,750
8,200 Daicel Corp. 80,972
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 17,567
3,200 Denka Co., Ltd. 49,869
3,300 DIC Corp. 63,019
1,349 DSM-Firmenich AG 153,266
18,377 Elementis plc* 34,373
13,127 Elkem ASA(a) 25,916
30 EMS-Chemie Holding AG 23,012
8,516 Ercros SA 32,244
9,485 Essentra plc 21,074
6,520 Evonik Industries AG 128,883
1,150 FUCHS SE 45,158
300 Fujimori Kogyo Co., Ltd. 8,476
700 Fuso Chemical Co., Ltd. 21,308
49 Givaudan SA, Registered Shares 218,970
200 Gurit Holding AG, Class BR* 14,718
3,671 Hexpol AB 44,800
700 Hodogaya Chemical Co., Ltd. 16,565
11,659 ICL Group, Ltd. 61,763
71,308 Incitec Pivot, Ltd. 134,274
1,500 Ishihara Sangyo Kaisha, Ltd. 17,146
1,000 JCU Corp. 25,420
4,352 Johnson Matthey plc 98,192
700 JSP Corp. 10,444
1,200 JSR Corp. 34,335
1,900 Kaneka Corp. 47,273
2,800 Kansai Paint Co., Ltd. 40,115
3,300 Kanto Denka Kogyo Co., Ltd. 21,986
600 KeePer Technical Laboratory Co., Ltd. 19,705
1,600 KEIWA, Inc. 12,039
Shares Value
Common Stocks, continued
Chemicals, continued
2,983 Kemira Oyj $ 56,353
1,400 KH Neochem Co, Ltd. 21,177
1,500 Koatsu Gas Kogyo Co., Ltd. 8,906
2,000 Konishi Co., Ltd. 20,323
3,400 Kumiai Chemical Industry Co., Ltd. 18,580
11,400 Kuraray Co., Ltd. 122,087
1,800 Kureha Corp. 32,448
2,747 LANXESS AG 73,517
549 Lenzing AG* 18,965
1,300 Lintec Corp. 26,813
400 MEC Co., Ltd. 10,690
929 Methanex Corp. 41,461
1,100 Methanex Corp. 49,031
42,800 Mitsubishi Chemical Group Corp. 260,738
4,600 Mitsubishi Gas Chemical Co., Inc. 77,233
2,600 Mitsui Chemicals, Inc. 76,251
12,400 Nanofilm Technologies International, Ltd. 6,571
800 Nihon Kagaku Sangyo Co., Ltd. 7,561
2,300 Nihon Nohyaku Co., Ltd. 12,185
2,600 Nihon Parkerizing Co., Ltd. 20,929
600 Nippon Chemical Industrial Co., Ltd. 9,350
3,100 Nippon Kayaku Co., Ltd. 26,573
2,100 Nippon Paint Holdings Co., Ltd. 15,107
1,000 Nippon Pillar Packing Co., Ltd. 40,621
3,100 Nippon Sanso Holdings Corp. 97,331
2,800 Nippon Shokubai Co., Ltd. 27,329
800 Nippon Soda Co., Ltd. 31,994
1,900 Nissan Chemical Corp. 72,006
1,900 Nitto Denko Corp. 173,657
2,700 NOF Corp. 36,956
5,423 Novonesis (Novozymes) B 318,337
16,188 Nufarm, Ltd. 58,174
3,137 Nutrien, Ltd. 170,370
8,231 Nutrien, Ltd. 447,223
2,984 OCI NV 81,656
500 Okamoto Industries, Inc. 16,269
600 Okura Industrial Co., Ltd. 12,257
15,737 Orica, Ltd. 187,562
900 Osaka Organic Chemical Industry, Ltd. 18,981
400 Osaka Soda Co., Ltd. 25,408
1,958 Recticel SA 23,064
3,600 Resonac Holdings Corp. 83,883
2,800 Riken Technos Corp. 18,318
500 Sakai Chemical Industry Co., Ltd. 6,339
2,400 Sakata INX Corp. 25,011
700 Sanyo Chemical Industries, Ltd. 19,519
900 Sekisui Kasei Co., Ltd. 2,978
1,100 Shikoku Kasei Holdings Corp. 12,822
14,500 Shin-Etsu Chemical Co., Ltd. 636,285
1,800 Shin-Etsu Polymer Co., Ltd. 18,317
1,005 Sika AG, Registered Shares 299,295
1,125 SOL SpA 40,229
3,243 Solvay SA, Class A 88,532
400 Stella Chemifa Corp. 9,684
1,800 Sumitomo Bakelite Co., Ltd. 54,240
21,900 Sumitomo Chemical Co., Ltd. 47,501
300 Sumitomo Seika Chemicals Co., Ltd. 10,010
3,243 Syensqo SA* 306,996
682 Symrise AG 81,631

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
4,585 Synthomer plc* $ 15,032
700 T Hasegawa Co., Ltd. 14,091
1,800 Taiyo Holdings Co., Ltd. 39,660
600 Takasago International Corp. 13,627
2,100 Tanaka Chemical Corp.^ 13,917
600 Tayca Corp. 6,024
6,900 Teijin, Ltd. 62,627
500 Tenma Corp. 7,475
625 Tessenderlo Group SA 16,352
2,400 Toagosei Co., Ltd. 25,125
7,500 Tokai Carbon Co., Ltd. 49,701
2,200 Tokuyama Corp. 38,509
1,000 Tokyo Ohka Kogyo Co., Ltd. 30,338
20,600 Toray Industries, Inc. 98,972
4,700 Tosoh Corp. 63,828
3,400 Toyobo Co., Ltd. 24,995
2,500 UBE Corp. 44,534
6,147 Umicore SA 132,478
700 Valqua, Ltd. 23,426
2,109 Victrex plc 34,571
473 Wacker Chemie AG 53,347
1,291 Yara International ASA 40,921
4,100 Zeon Corp. 35,688
9,125,504
Commercial Services & Supplies (1.2%):
800 Aeon Delight Co., Ltd. 18,566
84,323 AMA Group, Ltd.* 3,022
1,123 Befesa SA(a) 38,622
896 Bilfinger SE 41,846
1,670 Black Diamond Group, Ltd. 11,036
600 Boyd Group Services, Inc. 126,875
20,065 Brambles, Ltd. 211,518
3,798 Bravida Holding AB(a) 33,232
200 Calian Group, Ltd. 8,387
300 Central Security Patrols Co., Ltd. 5,236
338 Cewe Stiftung & Co. KGaA 37,482
45,478 Cleanaway Waste Management, Ltd. 80,597
3,808 Coor Service Management Holding AB(a) 17,836
2,400 CTS Co., Ltd. 12,519
2,500 Dai Nippon Printing Co., Ltd. 76,637
1,100 Daiseki Co., Ltd. 26,856
6,041 De La Rue plc* 6,227
3,731 Derichebourg SA 17,701
2,180 Dexterra Group, Inc. 8,933
262 DO & CO AG 39,097
25,522 Downer EDI, Ltd. 85,079
1,100 Duskin Co., Ltd. 23,453
12,359 Element Fleet Management Corp. 199,748
7,916 Elis SA 179,739
300 GDI Integrated Facility Services, Inc.* 8,685
2,400 GFL Environmental, Inc. 82,770
435 GL Events SACA 8,952
900 Inaba Seisakusho Co., Ltd. 10,769
2,297 Intrum AB^ 5,329
1,400 Inui Global Logistics Co., Ltd. 9,853
6,544 ISS A/S 119,330
1,800 Itoki Corp. 20,641
1,900 Japan Elevator Service Holdings Co., Ltd. 31,014
14,225 Johnson Service Group plc 23,581
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,700 Kokuyo Co., Ltd. $ 27,762
400 Kyodo Printing Co., Ltd. 9,053
2,302 Lassila & Tikanoja Oyj 21,852
2,739 Loomis AB 76,382
700 Matsuda Sangyo Co., Ltd. 11,335
5,449 Mears Group plc 25,352
39,904 Mitie Group plc 52,821
600 Mitsubishi Pencil Co., Ltd. 10,049
2,800 NAC Co., Ltd. 9,869
15,900 Nippon Parking Development Co., Ltd. 21,259
1,600 Okamura Corp. 23,561
1,100 Oyo Corp. 15,999
4,100 Park24 Co., Ltd.* 48,297
1,100 Pilot Corp. 28,565
491 Pluxee NV* 14,512
2,400 Prestige International, Inc. 10,821
22,243 Prosegur Cash SA(a) 11,494
581 RB Global, Inc. 44,257
4,183 Renewi plc* 30,368
8,156 Rentokil Initial plc 48,663
900 Sato Holdings Corp. 13,773
952 Sdiptech AB* 23,178
95 Seche Environnement SACA 11,599
700 Secom Co., Ltd. 50,764
7,485 Securitas AB, Class B 77,111
26,399 Serco Group plc 63,270
3,154 Smart Metering Systems plc 37,890
895 Societe BIC SA 63,906
11,000 Sohgo Security Services Co., Ltd. 59,692
4,783 SPIE SA 179,560
700 Studio Alice Co., Ltd. 9,531
1,300 Takara & Co., Ltd. 23,844
1,817 Takkt AG 26,222
3,880 TOPPAN Holdings, Inc. 97,242
2,000 TRE Holdings Corp. 15,916
800 Waste Connections, Inc. 137,549
418 Waste Connections, Inc. 71,900
3,136,386
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc. 12,517
485 Adtran Networks SE* 10,443
700 Aiphone Co., Ltd. 14,037
700 DKK Co., Ltd. 9,875
700 Evertz Technologies, Ltd. 7,660
345 EVS Broadcast Equipment SA 12,404
1,021 HMS Networks AB 44,217
500 Icom, Inc. 11,248
40,815 Nokia Oyj 144,389
23,787 Nokia Oyj, ADR 84,206
10,200 Quarterhill, Inc. 14,083
418 RTX A/S* 5,880
10,363 Spirent Communications plc 26,182
684 Telefonaktiebolaget LM Ericsson, Class A 3,727
43,290 Telefonaktiebolaget LM Ericsson, Class B 238,336
510 Vantiva SA* 77
5,700 VTech Holdings, Ltd. 34,569
673,850

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering (2.0%):
705 Ackermans & van Haaren NV $ 123,148
4,731 ACS Actividades de Construccion y Servicios SA 197,930
3,353 Aecon Group, Inc. 42,111
1,375 AF Gruppen ASA 17,640
600 Asanuma Corp. 15,796
1,130 Ashtrom Group, Ltd. 16,733
1,410 Badger Infrastructure Solutions, Ltd. 52,261
16,103 Balfour Beatty plc 77,760
1,400 Bird Construction, Inc. 19,268
16,800 Boustead Singapore, Ltd. 11,952
3,058 Bouygues SA 124,790
209 Burkhalter Holding AG 22,644
4,600 Chiyoda Corp.* 12,207
1,700 Chudenko Corp. 33,746
494 Cie d'Entreprises CFE 3,815
2,621 COMSYS Holdings Corp. 61,294
6,098 Costain Group plc 5,765
500 CTI Engineering Co., Ltd. 16,989
1,000 Dai-Dan Co., Ltd. 15,856
900 Daiho Corp. 20,514
335 Deme Group NV 53,547
2,930 Eiffage SA 332,157
2,280 Elecnor SA 47,327
44 Electra, Ltd./Israel 18,963
7,737 Eltel AB*(a) 5,222
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 55,093
937 Ferrovial SE 37,078
440 Fudo Tetra Corp. 5,951
4,855 Fugro NV* 118,893
200 Fukuda Corp. 7,423
4,363 Galliford Try Holdings plc 13,205
3,400 Hazama Ando Corp. 26,487
600 Hibiya Engineering, Ltd. 11,704
770 HOCHTIEF AG 89,458
783 Implenia AG, Registered Shares 28,375
5,936 INFRONEER Holdings, Inc. 56,858
5,765 Instalco AB 22,760
700 Integrated Design & Engineering Holdings Co., Ltd. 19,966
4,600 JGC Holdings Corp. 45,104
5,838 Johns Lyng Group, Ltd. 24,383
4,600 Kajima Corp. 94,342
3,000 Kandenko Co., Ltd. 34,215
3,807 Keller Group plc 50,388
19,638 Kier Group plc* 32,650
2,500 Kinden Corp. 43,503
15,900 Koninklijke BAM Groep NV 60,171
1,929 Koninklijke Heijmans NV 35,684
1,600 Kumagai Gumi Co., Ltd. 43,582
5,316 Maire Tecnimont SpA 41,660
31,500 MECOM Power and Construction, Ltd.* 701
1,700 Meisei Industrial Co., Ltd. 14,789
3,300 MIRAIT ONE Corp. 40,665
3,871 Monadelphous Group, Ltd. 35,766
1,922 Morgan Sindall Group plc 56,355
6,701 Mota-Engil SGPS SA 34,776
3,087 NCC AB, Class B 42,465
1,000 Nichireki Co., Ltd. 16,510
1,600 Nippon Densetsu Kogyo Co., Ltd. 22,115
Shares Value
Common Stocks, continued
Construction & Engineering, continued
500 Nippon Road Co., Ltd. (The) $ 6,218
20,879 NRW Holdings, Ltd. 39,910
9,700 Obayashi Corp. 115,235
41,702 Obrascon Huarte Lain SA* 15,747
1,100 Okumura Corp. 36,550
8,600 Oriental Shiraishi Corp. 22,482
3,037 OX2 AB* 13,997
5,969 Peab AB, Class B 37,549
8,700 Penta-Ocean Construction Co., Ltd. 43,628
726 Per Aarsleff Holding A/S 36,303
1,500 Raito Kogyo Co., Ltd. 19,953
2,472 Renew Holdings plc 28,825
10,282 Sacyr SA 37,913
1,900 Sanki Engineering Co., Ltd. 26,412
1,700 Seikitokyu Kogyo Co., Ltd. 21,050
40,165 Service Stream, Ltd. 32,710
16,220 Severfield plc 11,217
3,211 Shapir Engineering and Industry, Ltd. 18,353
4,869 Shikun & Binui, Ltd.* 12,066
6,700 Shimizu Corp. 43,285
1,500 Shinnihon Corp. 16,403
700 SHO-BOND Holdings Co., Ltd. 29,398
5,098 Skanska AB, Class B 90,612
1,962 SNC-Lavalin Group, Inc. 80,253
1,244 Stantec, Inc. 103,302
761 Stantec, Inc. 63,188
67 Strabag SE* 2,592
267 Strabag SE, Class BR 11,268
600 Sumitomo Densetsu Co., Ltd. 13,365
6,980 Sumitomo Mitsui Construction Co., Ltd. 19,619
3,299 Sweco AB, Class B 37,098
700 Taihei Dengyo Kaisha, Ltd. 21,320
800 Taikisha, Ltd. 24,929
2,000 Taisei Corp. 72,810
1,400 Takamatsu Construction Group Co., Ltd. 26,061
400 Tekken Corp. 7,138
3,600 Toa Corp. 28,867
4,000 TOA ROAD Corp. 33,023
1,630 Tobishima Corp. 15,915
6,900 Toda Corp. 46,098
400 Toenec Corp. 15,218
1,000 Tokyo Energy & Systems, Inc. 8,111
5,100 Tokyu Construction Co., Ltd. 27,870
1,100 Totetsu Kogyo Co., Ltd. 21,693
4,300 Toyo Construction Co., Ltd. 36,868
2,100 Toyo Engineering Corp. 13,258
3,936 Veidekke ASA 42,749
17,920 Ventia Services Group Pty, Ltd. 44,953
5,634 Vinci SA 721,548
900 Wakachiku Construction Co., Ltd. 21,613
5,115 Webuild SpA 12,367
4,391 Worley, Ltd. 48,041
1,241 WSP Global, Inc. 206,858
1,700 Yahagi Construction Co., Ltd. 17,394
1,200 Yokogawa Bridge Holdings Corp. 23,151
1,200 Yurtec Corp. 11,731
5,248,595
Construction Materials (1.0%):
13,883 Adbri, Ltd.* 28,313

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
1,800 Asia Pile Holdings Corp. $ 9,859
8,279 Boral, Ltd.*^ 33,054
4,781 Breedon Group plc 23,170
2,976 Brickworks, Ltd. 55,250
2,616 Buzzi SpA 102,717
6,726 CRH plc 580,185
5,942 CRH plc 512,522
15,999 CSR, Ltd. 91,959
6,288 Forterra plc(a) 13,664
1,160 H+H International A/S, Class B* 11,719
2,383 Heidelberg Materials AG 262,086
3,845 Holcim AG 349,986
13,005 Ibstock plc(a) 24,740
979 Imerys SA 33,329
4,832 James Hardie Industries plc* 193,983
1,600 Krosaki Harima Corp. 37,174
600 Maeda Kosen Co., Ltd. 14,378
5,422 Marshalls plc 18,797
2,500 Nippon Concrete Industries Co., Ltd. 6,562
2,500 Shinagawa Refractories Co., Ltd. 31,430
22,814 SigmaRoc plc* 19,591
1,500 Sumitomo Osaka Cement Co., Ltd. 37,525
3,500 Taiheiyo Cement Corp. 80,501
1,300 TYK Corp. 4,106
998 Vicat SACA 39,348
2,043 Wienerberger AG 74,369
2,690,317
Consumer Finance (0.3%):
10,300 Acom Co., Ltd. 27,407
4,300 AEON Financial Service Co., Ltd. 39,202
7,800 Aiful Corp. 23,452
8,198 Axactor ASA* 3,528
1,411 Cembra Money Bank AG 118,085
1,607 Credit Corp. Group, Ltd. 19,423
5,300 Credit Saison Co., Ltd. 109,281
18,226 FleetPartners Group, Ltd.* 44,648
500 goeasy, Ltd. 58,842
2,616 H&T Group plc 12,280
5,740 Hoist Finance AB*(a) 28,465
17,800 Hong Leong Finance, Ltd. 32,835
14,415 International Personal Finance plc 19,827
8,929 Isracard, Ltd. 36,453
5,602 J Trust Co., Ltd. 16,330
900 Jaccs Co., Ltd. 32,660
2,000 Marui Group Co., Ltd. 32,009
1,520 Orient Corp. 10,758
213,600 Oshidori International Holdings, Ltd.* 5,184
2,100 Premium Group Co., Ltd. 28,430
1,400 Propel Holdings, Inc. 17,056
4,452 Resurs Holding AB(a) 6,454
9,714 Solvar, Ltd. 6,791
38,000 Sun Hung Kai & Co., Ltd. 11,665
10,046 Vanquis Banking Group plc 6,685
747,750
Consumer Staples Distribution & Retail (2.1%):
702 Acomo NV 13,294
5,300 Aeon Co., Ltd. 125,652
3,600 Aeon Hokkaido Corp. 22,306
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,000 Ain Holdings, Inc. $ 35,981
5,972 Alimentation Couche-Tard, Inc. 340,886
1,200 Arcs Co., Ltd. 24,779
1,537 Axfood AB 44,695
3,200 Axial Retailing, Inc. 21,697
600 Belc Co., Ltd. 27,531
14,841 Carrefour SA 253,947
1,100 Cawachi, Ltd. 19,202
15,521 Coles Group, Ltd. 171,632
2,403 Colruyt Group NV 110,813
500 Cosmos Pharmaceutical Corp. 47,336
1,300 Create SD Holdings Co., Ltd. 28,293
500 Daikokutenbussan Co., Ltd. 31,893
12,300 DFI Retail Group Holdings, Ltd. 26,461
439 DocMorris AG* 44,086
5,051 Empire Co., Ltd. 123,366
24,705 Endeavour Group, Ltd. 88,692
1,000 G-7 Holdings, Inc. 9,472
500 Genky DrugStores Co., Ltd. 21,561
1,093 George Weston, Ltd. 147,689
8,123 GrainCorp, Ltd., Class A 43,630
3,300 H2O Retailing Corp. 42,188
500 Halows Co., Ltd. 14,749
1,600 Heiwado Co., Ltd. 21,406
519 HelloFresh SE* 3,689
10,000 Hong Kong Technology Venture Co., Ltd.* 2,082
200 Itochu-Shokuhin Co., Ltd. 9,501
44,541 J Sainsbury plc 152,185
2,634 Jeronimo Martins SGPS SA 52,255
600 JM Holdings Co., Ltd. 10,865
600 Kato Sangyo Co., Ltd. 17,991
2,693 Kesko Oyj, Class A 51,000
8,265 Kesko Oyj, Class B 154,295
2,100 Kobe Bussan Co., Ltd. 51,445
15,019 Koninklijke Ahold Delhaize NV 449,004
500 Lawson, Inc. 34,176
800 Life Corp. 20,508
1,699 Loblaw Cos., Ltd. 188,290
215 M Yochananof & Sons, Ltd. 10,365
89,548 Marks & Spencer Group plc 300,069
2,340 MatsukiyoCocokara & Co. 37,589
25,735 Metcash, Ltd. 65,562
4,561 METRO AG 24,821
3,017 Metro, Inc. 161,988
600 Ministop Co., Ltd. 6,001
900 Mitsubishi Shokuhin Co., Ltd. 33,105
1,200 Nihon Chouzai Co., Ltd. 12,393
700 Nishimoto Co., Ltd. 27,685
1,801 North West Co., Inc. (The) 52,192
2,123 Ocado Group plc* 12,230
1,100 Oisix ra daichi, Inc.* 9,382
3,500 Okuwa Co., Ltd. 21,932
10,925 Olam Group, Ltd. 9,057
1,200 Qol Holdings Co., Ltd. 13,739
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 20,270
1,000 Retail Partners Co., Ltd. 12,274
600 San-A Co., Ltd. 18,568
36,600 Seven & i Holdings Co., Ltd. 532,811

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
28,900 Sheng Siong Group, Ltd. $ 32,752
4,880 Shufersal, Ltd.* 34,246
1,454 Sligro Food Group NV 21,990
38,447 Sonae SGPS SA 36,479
3,000 Sugi Holdings Co., Ltd. 51,209
2,200 Sundrug Co., Ltd. 68,241
99,925 Tesco plc 373,854
700 Tsuruha Holdings, Inc. 49,946
2,100 United Super Markets Holdings, Inc. 13,834
2,200 Valor Holdings Co., Ltd. 35,944
1,400 Watahan & Co., Ltd. 14,360
2,600 Welcia Holdings Co., Ltd. 44,205
8,899 Woolworths Group, Ltd. 192,326
800 YAKUODO Holdings Co., Ltd. 13,898
700 Yamatane Corp. 13,687
700 Yaoko Co., Ltd. 42,034
2,800 Yokorei Co., Ltd. 19,044
5,540,605
Containers & Packaging (0.7%):
5,896 Billerud Aktiebolag 52,864
4,231 Cascades, Inc. 30,895
2,283 CCL Industries, Inc. 116,695
2,123 Corticeira Amorim SGPS SA 22,506
49,509 DS Smith plc 247,593
2,100 FP Corp. 38,114
1,900 Fuji Seal International, Inc. 24,919
1,000 Hokkan Holdings, Ltd. 12,367
4,029 Huhtamaki Oyj 168,760
282 Mayr Melnhof Karton AG 35,104
4,993 Metsa Board Oyj 37,815
47,019 Orora, Ltd. 83,388
500 Pack Corp. (The) 12,428
5,300 Rengo Co., Ltd. 40,393
7,692 SIG Group AG 170,567
9,501 Smurfit Kappa Group plc 433,354
500 Taisei Lamick Co., Ltd. 9,750
600 Tomoku Co., Ltd. 10,431
3,900 Toyo Seikan Group Holdings, Ltd. 61,434
3,570 Transcontinental, Inc., Class A 38,773
3,356 Verallia SA(a) 130,405
750 Vetropack Holding AG 27,078
413 Vidrala SA 42,861
800 Winpak, Ltd. 23,946
840 Zignago Vetro SpA 12,011
1,884,451
Distributors (0.1%):
1,200 Arata Corp. 25,522
13,299 Bapcor, Ltd. 54,779
1,000 Central Automotive Products, Ltd. 38,139
143 D'ieteren Group 31,689
1,000 Doshisha Co., Ltd. 13,786
4,313 Headlam Group plc 9,570
10,557 Inchcape plc 96,610
500 Media Do Co., Ltd. 4,940
1,000 PALTAC Corp. 26,538
85 Tadiran Group, Ltd. 6,869
308,442
Shares Value
Common Stocks, continued
Diversified Consumer Services (0.2%):
3,986 AcadeMedia AB(a) $ 18,080
900 Aucnet, Inc. 14,434
2,060 Auction Technology Group plc* 16,096
33,000 EC Healthcare 5,534
44,648 G8 Education, Ltd. 34,912
1,700 IBJ, Inc. 6,077
3,637 IDP Education, Ltd. 42,448
1,200 LITALICO, Inc. 16,617
17,243 ME GROUP INTERNATIONAL plc 36,238
1,700 Park Lawn Corp. 20,961
2,872 Pearson plc, ADR 37,796
10,656 Pearson plc 140,049
25,000 Perfect Medical Health Management, Ltd. 10,227
900 QB Net Holdings Co., Ltd. 7,278
2,600 Riso Kyoiku Co., Ltd. 3,784
410,531
Diversified Telecommunication Services (2.1%):
492 BCE, Inc. 16,718
500 BCE, Inc. 16,993
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 36,262
219,345 BT Group plc 303,454
2,538 Cellnex Telecom SA(a) 89,729
9,678 Chorus, Ltd. 44,464
90,000 CITIC Telecom International Holdings, Ltd. 29,105
400 Cogeco, Inc. 16,804
50,555 Deutsche Telekom AG 1,227,065
3,228 Elisa Oyj 143,984
1,192 Eurotelesites AG 4,751
2,209 Gamma Communications plc 38,133
14,874 Helios Towers plc* 17,810
27,500 HKBN, Ltd. 10,295
121,295 HKT Trust & HKT, Ltd. 141,503
3,276 Infrastrutture Wireless Italiane SpA(a) 37,213
2,700 Internet Initiative Japan, Inc. 50,421
78,477 Koninklijke KPN NV 293,429
41,300 NETLINK NBN TRUST 26,152
147,500 Nippon Telegraph & Telephone Corp. 175,627
8,252 NOS SGPS SA 32,269
62,379 Orange SA 732,706
628 Ovzon AB* 782
143,202 PCCW, Ltd. 70,843
4,024 Proximus SADP 32,542
2,826 Quebecor, Inc., Class B 61,949
4,571 RAI Way SpA(a) 25,591
22,500 Singapore Telecommunications, Ltd. 42,178
12,201 Spark New Zealand, Ltd. 34,720
12,209 Superloop, Ltd.* 10,753
721 Swisscom AG, Registered Shares 440,859
144,076 Telecom Italia SpA, Savings Share* 35,434
354,298 Telecom Italia SpA/Milano* 85,756
144,059 Telefonica SA 636,407
4,768 Telekom Austria AG 39,862
3,510 Telenor ASA 39,053
43,266 Telia Co. AB 110,898
37,885 Telstra Group, Ltd. 95,352
680 TELUS Corp. 10,880
11,015 TPG Telecom, Ltd. 32,368
7,091 Tuas, Ltd.* 18,065
900 U-Next Holdings Co., Ltd. 30,841

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,213 United Internet AG $ 72,299
1,900 Vision, Inc.* 15,352
5,427,671
Electric Utilities (1.1%):
620 Acciona SA 75,485
334 BKW AG 51,258
6,100 Chubu Electric Power Co., Inc. 79,575
3,800 Chugoku Electric Power Co., Inc. (The) 28,570
7,000 CK Infrastructure Holdings, Ltd. 40,966
8,564 CLP Holdings, Ltd. 68,280
8,510 Contact Energy, Ltd. 43,961
28,319 EDP - Energias de Portugal SA 110,462
324 Elia Group SA/NV 35,020
2,600 Emera, Inc. 91,511
4,828 Endesa SA 89,482
75,038 Enel SpA 495,294
240 Energiedienst Holding AG, Registered Shares 10,526
1,538 EVN AG 40,700
1,708 Fortis, Inc. 67,483
3,068 Fortis, Inc. 121,234
9,055 Fortum Oyj^ 111,739
17,413 Genesis Energy, Ltd. 25,585
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 40,299
7,700 Hokkaido Electric Power Co., Inc. 42,040
3,500 Hokuriku Electric Power Co. 18,586
3,200 Hydro One, Ltd.(a) 93,325
18,122 Iberdrola SA 224,969
4,900 Kansai Electric Power Co., Inc. (The) 69,825
7,200 Kyushu Electric Power Co., Inc. 64,544
3,464 Manawa Energy, Ltd. 9,416
1,800 Okinawa Electric Power Co., Inc. (The) 13,647
20,290 Origin Energy, Ltd. 121,665
744 Orsted AS(a) 41,896
12,000 Power Assets Holdings, Ltd. 70,228
5,809 Redeia Corp. SA 99,161
275 Romande Energie Holding SA, Registered Shares 16,408
3,300 Shikoku Electric Power Co., Inc. 25,810
4,242 SSE plc 88,432
13,299 Terna - Rete Elettrica Nazionale 110,273
8,300 Tohoku Electric Power Co., Inc. 64,871
14,400 Tokyo Electric Power Co. Holdings, Inc.* 87,568
667 Verbund AG 48,836
2,938,930
Electrical Equipment (1.3%):
14,392 ABB, Ltd., Registered Shares 668,083
3,582 Accelleron Industries AG 134,068
138 Alfen N.V.*(a) 7,440
235 AQ Group AB 11,748
6,056 Ballard Power Systems, Inc.* 16,857
38 Carlo Gavazzi Holding AG, Registered Shares 13,696
600 Chiyoda Integre Co., Ltd. 11,010
700 Daihen Corp. 43,625
1,300 Denyo Co., Ltd. 20,172
947 DiscoverIE Group plc 9,030
299 Energiekontor AG 20,672
5,261 Fagerhult Group AB 36,304
1,900 Fuji Electric Co., Ltd. 127,411
Shares Value
Common Stocks, continued
Electrical Equipment, continued
6,000 Fujikura, Ltd. $ 88,714
2,400 Furukawa Electric Co., Ltd. 50,647
1,200 Futaba Corp. 4,108
485 GARO AB 1,518
2,800 GS Yuasa Corp. 58,233
3,993 Hexatronic Group AB 12,276
400 Hirakawa Hewtech Corp. 3,565
493 Huber + Suhner AG, Registered Shares 41,655
1,600 Idec Corp./Japan 28,247
1,635 Legrand SA 172,956
2,000 Mabuchi Motor Co., Ltd. 36,432
892 Mersen SA 35,041
8,600 Mitsubishi Electric Corp. 144,168
15,831 NEL ASA* 7,127
971 Nexans SA 101,365
900 NIDEC Corp. 37,155
500 Nippon Carbon Co., Ltd. 17,526
1,500 Nitto Kogyo Corp. 41,266
2,233 NKT A/S* 184,890
863 Nordex SE* 11,318
17 Phoenix Mecano AG, Registered Shares 8,597
995 PNE AG 14,380
1,368 Prysmian SpA 71,434
400 Sanyo Denki Co., Ltd. 18,695
1,538 Schneider Electric SE 347,744
1,000 SEC Carbon, Ltd. 17,475
2,150 SGL Carbon SE* 16,128
9,904 Siemens Energy AG* 181,680
4,888 Signify NV(a) 150,503
1,000 Sinfonia Technology Co., Ltd. 20,510
1,500 SWCC Corp. 37,544
900 Takaoka Toko Co., Ltd. 15,106
1,055 Tera Light, Ltd.* 2,280
1,412 TKH Group NV 60,082
2,200 Ushio, Inc. 28,114
5,395 Vestas Wind Systems A/S* 149,892
4,251 Volex plc 15,477
3,353,964
Electronic Equipment, Instruments & Components (1.6%):
2,100 A&D HOLON Holdings Co., Ltd. 40,509
600 Ai Holdings Corp. 9,657
5,560 Alps Alpine Co., Ltd. 43,756
247 ALSO Holding AG, Registered Shares 64,090
1,800 Amano Corp. 45,947
619 Arad, Ltd. 8,764
1,200 Arisawa Manufacturing Co., Ltd. 8,941
883 AT&S Austria Technologie & Systemtechnik AG^ 18,414
1,100 Azbil Corp. 30,450
868 Barco NV 14,293
675 Basler AG 7,861
900 Canon Electronics, Inc. 14,579
1,300 Canon Marketing Japan, Inc. 38,307
4,904 Celestica, Inc.* 220,361
157 Cicor Technologies, Ltd., Registered Shares* 8,950
5,800 Citizen Watch Co., Ltd. 38,170
3,400 CMK Corp. 13,901
3,981 Codan, Ltd./Australia 28,194
198 Comet Holding AG, Class R 68,968
10,000 Cowell e Holdings, Inc.* 23,931

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,400 Daiwabo Holdings Co., Ltd. $ 23,427
1,500 Dexerials Corp. 65,464
4,918 Dicker Data, Ltd. 34,534
17,772 Dustin Group AB*(a) 20,942
1,100 Elematec Corp. 13,904
2,721 Esprinet SpA 15,789
13,329 Fingerprint Cards AB, Class B* 1,306
113,000 FIT Hon Teng, Ltd.*(a) 28,910
2,100 Furuno Electric Co., Ltd. 33,993
400 Hagiwara Electric Holdings Co., Ltd. 11,765
500 Hakuto Co., Ltd. 18,440
1,602 Halma plc 47,859
1,600 Hamamatsu Photonics KK 56,405
1,373 Hanza AB 8,531
8,681 Hexagon AB, Class B 102,780
500 Hioki EE Corp. 23,652
300 Hirose Electric Co., Ltd. 30,818
1,200 Hochiki Corp. 17,201
900 Horiba, Ltd. 93,659
2,600 Hosiden Corp. 33,100
1,600 Ibiden Co., Ltd. 71,824
1,122 Incap Oyj* 11,148
76 Inficon Holding AG, Registered Shares 111,001
400 I-PEX, Inc. 4,814
1,000 Iriso Electronics Co., Ltd. 20,025
1,800 Japan Aviation Electronics Industry, Ltd. 29,551
1,100 Japan Cash Machine Co., Ltd. 9,565
1,027 Jenoptik AG 31,906
700 Kaga Electronics Co., Ltd. 29,743
400 Keyence Corp. 186,024
1,422 Kitron ASA 4,466
1,200 Koa Corp. 11,653
6,900 Kyocera Corp. 92,173
3,500 Kyosan Electric Manufacturing Co., Ltd. 11,955
3,590 Lagercrantz Group AB, B Shares 54,841
527 Landis+Gyr Group AG 40,450
19 LEM Holding SA, Registered Shares 35,948
900 Macnica Holdings, Inc. 44,136
200 Maruwa Co., Ltd. 41,893
1,900 Maxell, Ltd. 19,914
900 Meiko Electronics Co., Ltd. 31,944
2,414 Midwich Group plc 13,124
15,000 Murata Manufacturing Co., Ltd. 282,298
978 Mycronic AB 34,496
6,697 NCAB Group AB 43,899
267 Nedap NV 19,465
2,800 Nichicon Corp. 23,638
2,200 Nihon Dempa Kogyo Co., Ltd. 19,741
600 Nippon Chemi-Con Corp.* 5,674
2,400 Nippon Electric Glass Co., Ltd. 61,346
3,400 Nippon Signal Company, Ltd. 23,111
1,800 Nissha Co., Ltd. 17,925
600 Nohmi Bosai, Ltd. 8,970
685 Note AB* 9,243
21,631 Novonix, Ltd.* 12,122
3,600 Oki Electric Industry Co., Ltd. 27,512
1,700 Omron Corp. 60,941
1,200 Optex Group Co., Ltd. 15,651
3,000 Osaki Electric Co., Ltd. 13,456
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,467 Oxford Instruments plc $ 39,417
14,000 PAX Global Technology, Ltd. 11,039
4,407 Pricer AB, Class B* 4,211
324 Renishaw plc 17,370
1,100 Restar Corp. 22,033
1,200 Riken Keiki Co., Ltd. 30,270
1,400 RYODEN Corp. 24,756
1,100 Ryosan Co., Ltd. 35,102
1,100 Satori Electric Co., Ltd. 19,010
221 Sesa SpA 24,435
400 Shibaura Electronics Co., Ltd. 16,456
3,300 Shimadzu Corp. 92,046
1,200 Shinko Shoji Co., Ltd. 9,449
2,000 Siix Corp. 22,818
3,256 Softwareone Holding AG 60,005
1,453 Spectris plc 60,619
6,120 Strix Group plc 5,300
2,000 Sumida Corp. 16,031
700 Suzuden Corp. 9,903
700 Tachibana Eletech Co., Ltd. 14,937
1,900 Taiyo Yuden Co., Ltd. 45,003
2,500 Tamura Corp. 9,833
3,800 TDK Corp. 186,700
245 Telsys, Ltd. 16,526
600 Tokyo Electron Device, Ltd. 27,364
4,300 Topcon Corp. 49,736
1,300 Toyo Corp. 13,175
7,103 TT Electronics plc 14,215
100 V Technology Co., Ltd. 1,647
536 Vaisala Oyj, A Shares 21,942
5,300 Venture Corp., Ltd. 55,997
44,000 VSTECS Holdings, Ltd. 23,545
2,200 Yokogawa Electric Corp. 50,710
1,100 Yokowo Co., Ltd. 11,202
4,080,910
Energy Equipment & Services (0 .5%):
7,314 Akastor ASA* 7,407
5,393 Aker Solutions ASA 19,361
4,735 Borr Drilling, Ltd. 32,435
2,991 BW Offshore, Ltd. 7,524
3,100 Calfrac Well Services, Ltd.* 9,064
5,874 CES Energy Solutions Corp. 20,427
29,491 CGG SA* 12,760
6,058 Enerflex, Ltd. 35,246
8,606 Ensign Energy Services, Inc.* 16,457
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 28,012
23,986 John Wood Group plc* 40,087
3,900 Mattr Corp.* 51,140
15,579 MMA Offshore, Ltd.* 26,531
1,000 Modec, Inc. 20,342
145 Noble Corp. plc 6,977
942 North American Construction Group, Ltd. 20,949
7,269 Odfjell Drilling, Ltd. 32,888
1,211 Odfjell Technology, Ltd. 7,245
4,150 Pason Systems, Inc. 47,922
7,745 Petrofac, Ltd.*^ 2,683
21,614 PGS ASA* 15,620
518 Precision Drilling Corp.* 34,853

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
6,132 SBM Offshore NV $ 97,998
174 Schoeller-Bleckmann Oilfield Equipment AG 8,338
7,582 Secure Energy Services, Inc. 62,418
10,677 Shelf Drilling, Ltd.*(a) 24,997
3,620 Subsea 7 SA 57,765
5,664 Technip Energies NV 143,376
2,437 Tecnicas Reunidas SA* 19,758
1,084 Tenaris SA, ADR 42,569
1,938 Tenaris SA 38,288
2,965 TGS ASA 32,280
900 Total Energy Services, Inc. 6,765
400 Toyo Kanetsu KK 11,761
13,311 Trican Well Service, Ltd. 40,786
6,232 Vallourec SACA* 115,474
1,198,503
Entertainment (0.5%):
800 Akatsuki, Inc. 13,391
900 Avex, Inc. 7,616
9,790 Bollore SE 65,354
2,427 Borussia Dortmund GmbH & Co. KGaA* 8,770
5,200 Capcom Co., Ltd. 97,501
4,900 COLOPL, Inc. 19,971
1,624 CTS Eventim AG & Co. KGaA 144,428
1,800 Daiichikosho Co., Ltd. 22,772
3,100 DeNA Co., Ltd. 30,625
4,217 Embracer Group AB* 9,183
5,146 EVT, Ltd. 41,791
649 G5 Entertainment AB 7,876
2,400 Gree, Inc. 7,637
1,590 GungHo Online Entertainment, Inc. 25,438
38,000 IGG, Inc.* 16,024
400 Kinepolis Group NV 18,351
1,800 Koei Tecmo Holdings Co., Ltd. 19,183
1,000 Konami Group Corp. 68,084
2,000 MIXI, Inc. 34,568
3,270 Modern Times Group MTG AB, Class B* 25,530
1,100 Nexon Co., Ltd. 18,273
4,900 Nintendo Co., Ltd. 268,226
800 Square Enix Holdings Co., Ltd. 30,788
21,268 Stillfront Group AB* 18,907
500 Toei Animation Co., Ltd. 10,045
1,000 Toei Co., Ltd. 25,383
600 Toho Co., Ltd. 19,944
2,925 Ubisoft Entertainment SA* 61,584
8,319 Universal Music Group NV 250,108
5,570 WildBrain, Ltd.* 4,565
1,391,916
Financial Services (0.9%):
103 Adyen NV*(a) 174,450
88,994 AMP, Ltd. 67,899
9,449 Australian Finance Group, Ltd. 10,036
1,684 Banca IFIS SpA 32,993
2,678 Banca Mediolanum SpA 29,427
5,163 BFF Bank SpA(a) 69,060
5,498 Burford Capital, Ltd. 86,241
17,310 Challenger, Ltd. 80,406
6,016 Deutsche Pfandbriefbank AG^(a) 32,078
2,280 doValue SpA^(a) 5,225
Shares Value
Common Stocks, continued
Financial Services, continued
5,800 ECN Capital Corp. $ 8,950
2,398 Edenred SE 127,824
800 eGuarantee, Inc. 9,469
5,345 EML Payments, Ltd.* 4,280
1,164 Eurazeo SE 101,951
1,900 Financial Partners Group Co., Ltd. 26,726
1,100 Firm Capital Mortgage Investment Corp. 9,307
900 First National Financial Corp. 24,999
700 Fuyo General Lease Co., Ltd. 62,236
200 GMO Financial Gate, Inc. 11,746
800 GMO Payment Gateway, Inc. 51,450
1,440 GRENKE AG 37,585
20,600 G-Resources Group, Ltd. 6,353
16,190 Helia Group, Ltd. 41,320
757 Illimity Bank SpA 3,969
1,600 Japan Investment Adviser Co., Ltd. 11,014
3,100 Japan Securities Finance Co., Ltd. 34,212
41,181 M&G plc 114,728
24,420 Mitsubishi HC Capital, Inc. 170,206
5,000 Mizuho Leasing Co., Ltd. 36,847
900 NEC Capital Solutions, Ltd. 22,846
14,213 Nexi SpA*(a) 90,116
1,200 Nuvei Corp.(a) 37,939
16,085 OFX Group, Ltd.* 17,210
7,289 Omni Bridgeway, Ltd.* 7,177
12,600 ORIX Corp. 275,527
14,873 OSB Group plc 70,783
10,066 Paragon Banking Group plc 87,769
2,696 PayPoint plc 16,547
3,205 Plus500, Ltd. 73,045
1,100 Ricoh Leasing Co., Ltd. 38,290
543 SBI ARUHI Corp. 3,365
3 Schweizerische Nationalbank, Registered Shares* 13,707
3,600 Timbercreek Financial Corp. 20,546
4,400 Tokyo Century Corp. 45,757
3,266 Wise plc, Class A* 38,322
5,213 Worldline SA*(a) 64,532
1,600 Zenkoku Hosho Co., Ltd. 57,269
2,463,734
Food Products (2.4%):
9,302 a2 Milk Co., Ltd. (The)* 37,657
1,441 AAK AB 34,248
364 Agrana Beteiligungs AG 5,496
2,200 Ajinomoto Co., Inc. 82,134
42,791 Aryzta AG* 77,649
3,966 Associated British Foods plc 125,167
772 Atria Oyj 8,078
2,327 Austevoll Seafood ASA 18,299
9,834 Australian Agricultural Co., Ltd.* 8,732
556 Bakkafrost P/F 36,023
82 Barry Callebaut AG, Registered Shares 119,039
8,561 Bega Cheese, Ltd. 23,372
125 Bell Food Group AG 37,416
854 Bonduelle SCA 6,919
2,100 Calbee, Inc. 47,356
1 Chocoladefabriken Lindt & Spruengli AG 120,631
800 Chubu Shiryo Co., Ltd. 6,269
12,278 Cloetta AB, B Shares 20,864
1,365 Cranswick plc 70,567

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
2,542 Danone SA $ 164,227
1,700 Delfi, Ltd. 1,134
1,000 DyDo Group Holdings, Inc. 18,067
2,372 Ebro Foods SA 39,506
8,741 Elders, Ltd. 53,422
71 Emmi AG, Registered Shares 70,463
1,200 Ezaki Glico Co., Ltd. 33,457
108,669 First Pacific Co., Ltd. 54,656
27,100 First Resources, Ltd. 27,508
1,616 ForFarmers NV 4,524
9,500 Fraser and Neave, Ltd. 7,325
1,700 Fuji Oil Holdings, Inc. 26,633
1,600 Fujicco Co., Ltd. 20,061
6,293 Glanbia plc 124,060
289,700 Golden Agri-Resources, Ltd. 58,200
17,127 Greencore Group plc* 25,784
1,502 Grieg Seafood ASA 9,411
1,100 High Liner Foods, Inc. 11,005
1,923 Hilton Food Group plc 20,436
800 Hokuto Corp. 9,672
1,800 House Foods Group, Inc. 36,608
15,498 Inghams Group, Ltd. 36,250
940 Itoham Yonekyu Holdings, Inc. 24,682
600 Iwatsuka Confectionery Co., Ltd. 10,897
1,642 JDE Peet's NV 34,468
600 J-Oil Mills, Inc. 7,683
1,300 Kagome Co., Ltd. 31,509
800 Kakiyasu Honten Co., Ltd. 16,749
400 Kameda Seika Co., Ltd. 11,216
700 Kenko Mayonnaise Co., Ltd. 9,295
1,224 Kerry Group plc, Class A 105,035
1,800 Kewpie Corp. 33,350
2,000 Kikkoman Corp. 25,668
2,000 Kotobuki Spirits Co., Ltd. 25,139
363 KWS Saat SE & Co. KGaA 19,402
500 Kyokuyo Co., Ltd. 12,249
147 Lassonde Industries, Inc., Class A 16,146
7,030 Leroy Seafood Group ASA 30,783
19 Lotus Bakeries NV 183,433
1,749 Maple Leaf Foods, Inc. 28,681
1,200 Marudai Food Co., Ltd. 12,823
2,100 Maruha Nichiro Corp. 41,039
1,700 Megmilk Snow Brand Co., Ltd. 30,212
2,300 MEIJI Holdings Co., Ltd. 50,187
800 Mitsui DM Sugar Holdings Co., Ltd. 16,461
2,600 Morinaga & Co., Ltd. 44,636
2,200 Morinaga Milk Industry Co., Ltd. 44,980
1,392 Mowi ASA 25,594
19,957 Nestle SA, Registered Shares 2,119,395
389 Neto Malinda Trading, Ltd.* 5,332
2,400 NH Foods, Ltd. 80,285
3,000 Nichirei Corp. 80,587
1,200 Nippn Corp. 18,414
800 Nippon Beet Sugar Manufacturing Co., Ltd. 10,919
1,200 Nisshin Oillio Group, Ltd. (The) 40,241
3,800 Nisshin Seifun Group, Inc. 52,325
10,000 Nissin Foods Co., Ltd. 6,326
900 Nissin Foods Holdings Co., Ltd. 24,817
9,800 Nissui Corp. 61,481
Shares Value
Common Stocks, continued
Food Products, continued
326 Orior AG $ 24,041
4,786 Orkla ASA 33,780
30,027 Premier Foods plc 56,445
1,005 Premium Brands Holdings Corp. 65,669
1,300 Prima Meat Packers, Ltd. 19,469
8,255 Raisio Oyj, Class V 18,255
11,830 Ridley Corp., Ltd. 19,192
1,300 Riken Vitamin Co., Ltd. 21,593
4,400 Rogers Sugar, Inc. 17,315
600 S Foods, Inc. 13,340
500 Sakata Seed Corp. 12,252
482 Salmar ASA 31,876
2,346 Sanford, Ltd. 5,360
5,981 Saputo, Inc. 117,686
127 Savencia SA 7,014
3,496 Scales Corp., Ltd. 6,995
3,767 Scandi Standard AB 25,203
476 Schouw & Co. A/S 36,646
2,919 Select Harvests, Ltd.* 8,463
800 Showa Sangyo Co., Ltd. 18,299
306 Sipef NV 18,307
114 Societe LDC SADIR 16,722
600 Starzen Co., Ltd. 11,193
847 Strauss Group, Ltd.* 15,980
3,278 Suedzucker AG 46,989
2,839 Synlait Milk, Ltd.* 1,275
9,481 Tate & Lyle plc 73,861
700 Toyo Suisan Kaisha, Ltd. 42,911
580 UIE plc 18,297
1,221 Viscofan SA 77,553
18,000 Vitasoy International Holdings, Ltd. 15,453
400 Warabeya Nichiyo Holdings Co., Ltd. 7,250
250,915 WH Group, Ltd.(a) 165,594
28,500 Wilmar International, Ltd. 72,319
1,000 Yakult Honsha Co., Ltd. 20,428
1,300 Yamazaki Baking Co., Ltd. 33,542
6,327,331
Gas Utilities (0.4%):
6,684 AltaGas, Ltd. 147,656
11,808 APA Group 64,737
6,095 Ascopiave SpA 15,549
1,871 Brookfield Infrastructure Corp., Class A 67,413
7,172 Enagas SA 106,568
154,850 Hong Kong & China Gas Co., Ltd. 117,459
11,019 Italgas SpA 64,186
800 K&O Energy Group, Inc. 16,886
88,854 Keppel Infrastructure Trust 32,587
1,231 Naturgy Energy Group SA 26,713
4,400 Nippon Gas Co., Ltd. 73,954
3,600 Osaka Gas Co., Ltd. 81,091
1,664 Rubis SCA 58,739
1,300 Saibu Gas Holdings Co., Ltd. 16,272
1,300 Shizuoka Gas Co., Ltd. 8,132
10,328 Snam SpA 48,743
7,704 Superior Plus Corp. 57,393
2,300 Toho Gas Co., Ltd. 50,888
3,700 Tokyo Gas Co., Ltd. 84,288
1,139,254

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation (0.9%):
65,101 Aurizon Holdings, Ltd. $ 169,765
1,200 Canadian National Railway Co. 158,036
1,849 Canadian National Railway Co. 243,532
1,100 Canadian Pacific Kansas City, Ltd. 96,997
724 Canadian Pacific Kansas City, Ltd. 63,835
3,500 Central Japan Railway Co. 86,903
1,200 Chilled & Frozen Logistics Holdings Co., Ltd. 24,453
54,400 ComfortDelGro Corp., Ltd. 56,388
4,500 East Japan Railway Co. 86,289
33,074 Firstgroup plc 75,219
1,200 Fukuyama Transporting Co., Ltd. 28,400
3,400 Hankyu Hanshin Holdings, Inc. 97,429
1,100 Ichinen Holdings Co., Ltd. 12,740
206 Jungfraubahn Holding AG, Registered Shares 41,259
4,900 Keikyu Corp. 44,998
1,100 Keio Corp. 30,108
1,200 Keisei Electric Railway Co., Ltd. 48,736
1,783 Kelsian Group, Ltd. 6,735
1,700 Kintetsu Group Holdings Co., Ltd. 49,519
2,400 Kyushu Railway Co. 54,719
400 Maruzen Showa Unyu Co., Ltd. 12,230
13,705 Mobico Group plc 12,067
7,711 MTR Corp., Ltd. 25,420
3,900 Mullen Group, Ltd. 41,811
3,800 Nagoya Railroad Co., Ltd. 53,064
1,600 Nankai Electric Railway Co., Ltd. 32,875
2,200 Nikkon Holdings Co., Ltd. 42,422
1,300 Nishi-Nippon Railroad Co., Ltd. 21,171
588 NTG Nordic Transport Group A/S* 23,849
2,300 Odakyu Electric Railway Co., Ltd. 31,692
6,796 Redde Northgate plc 32,690
1,000 Sakai Moving Service Co., Ltd. 16,815
700 Sanyo Electric Railway Co., Ltd. 9,609
4,200 Seibu Holdings, Inc. 65,668
3,100 Seino Holdings Co., Ltd. 42,570
628 Sixt SE 62,622
1,700 Sotetsu Holdings, Inc. 30,394
278 Stef SA 40,901
1,198 TFI International, Inc. 191,057
1,600 Tobu Railway Co., Ltd. 39,982
2,900 Tokyu Corp. 35,266
4,105 Tourism Holdings, Ltd. 7,799
16,103 Transport International Holdings, Ltd. 18,522
4,200 West Japan Railway Co. 87,514
2,454,070
Health Care Equipment & Supplies (1.4%):
6,242 Advanced Medical Solutions Group plc 15,445
5,450 Alcon, Inc. 451,278
1,228 Alcon, Inc. 102,280
5,641 Ambu A/S, Class B* 93,141
4,791 Ansell, Ltd. 76,827
8,347 Arjo AB, Class B 39,854
2,500 Asahi Intecc Co., Ltd. 43,836
468 BioMerieux 51,550
362 Carl Zeiss Meditec AG, Class BR 45,221
246 Cellavision AB 5,479
547 Cochlear, Ltd. 120,294
829 Coloplast A/S, Class B 112,215
251 Coltene Holding AG, Registered Shares 16,028
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
24,787 ConvaTec Group plc(a) $ 89,529
3,130 Demant A/S* 156,073
72 DiaSorin SpA 6,944
238 Draegerwerk AG & Co. KGaA 11,630
458 Eckert & Ziegler SE 18,508
1,600 Eiken Chemical Co., Ltd. 20,804
4,663 Elekta AB, Class B 35,145
1,224 EssilorLuxottica SA 277,558
2,152 Fisher & Paykel Healthcare Corp., Ltd. 32,966
600 Fukuda Denshi Co., Ltd. 27,402
2,575 Getinge AB, B Shares 51,786
405 Guerbet 14,341
800 Hogy Medical Co., Ltd. 19,691
2,500 Hoya Corp. 312,996
537 Ion Beam Applications 7,589
2,000 Japan Lifeline Co., Ltd. 15,922
1,400 Jeol, Ltd. 58,066
2,156 Koninklijke Philips NV, NYS 43,120
8,897 Koninklijke Philips NV* 178,386
1,600 Mani, Inc. 20,917
276 Medacta Group SA(a) 37,463
849 Medmix AG(a) 15,084
2,700 Menicon Co., Ltd. 27,747
10 Metall Zug AG, Registered Shares 14,639
1,500 Nakanishi, Inc. 23,537
6,757 Nanosonics, Ltd.* 12,143
1,100 Nihon Kohden Corp. 29,135
7,100 Nipro Corp. 56,334
1,800 Olympus Corp. 25,899
1,800 Paramount Bed Holdings Co., Ltd. 30,553
2,100 PHC Holdings Corp. 17,077
457 Revenio Group Oyj 12,560
16,500 Riverstone Holdings, Ltd. 10,392
1,965 Siemens Healthineers AG*(a) 120,232
2,518 Smith & Nephew plc 31,835
631 Sonova Holding AG 182,664
360 STRATEC SE 15,609
859 Straumann Holding AG, Class R 137,141
6,000 Sysmex Corp. 107,071
3,000 Terumo Corp. 54,995
85 Ypsomed Holding AG, Registered Shares 33,966
3,568,897
Health Care Providers & Services (0.7%):
4,000 Alfresa Holdings Corp. 58,035
5,205 Ambea AB(a) 30,973
3,380 Amplifon SpA 123,235
1,500 Amvis Holdings, Inc. 25,121
400 Andlauer Healthcare Group, Inc. 12,543
19,533 Arvida Group, Ltd. 12,948
1,000 As One Corp. 17,455
6,164 Attendo AB*(a) 23,499
5,975 Australian Clinical Labs, Ltd.^ 10,472
700 BML, Inc. 13,476
2,704 Clariane SE 4,296
20,000 C-Mer Eye Care Holdings, Ltd.* 7,243
1,805 CVS Group plc 22,208
1,301 EBOS Group, Ltd. 26,610
1,000 Elan Corp. 6,062
4,012 Extendicare, Inc. 22,602

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,606 Fagron $ 49,630
1,400 France Bed Holdings Co., Ltd. 11,783
5,647 Fresenius Medical Care AG 217,149
6,269 Fresenius SE & Co. KGaA 169,049
1,738 Galenica AG(a) 144,935
1,900 H.U. Group Holdings, Inc. 30,936
26,644 Healius, Ltd.* 23,002
2,572 Humana AB* 5,900
4,771 Integral Diagnostics, Ltd. 7,009
1,000 Japan Medical Dynamic Marketing, Inc. 4,793
225 LNA Sante SA 4,964
3,204 Medical Facilities Corp. 24,484
1,044 Medicover AB, Class B 13,442
778 Medios AG* 13,745
3,400 Medipal Holdings Corp. 51,971
3,565 Mediterranean Towers, Ltd. 9,290
24,681 Monash IVF Group, Ltd. 23,232
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,690
23,114 Oceania Healthcare, Ltd. 8,701
6,310 Oriola Oyj, Class B 6,911
26,115 Raffles Medical Group, Ltd. 20,107
1,393 Ramsay Health Care, Ltd. 51,295
7,784 Regis Healthcare, Ltd. 20,381
6,594 Ryman Healthcare, Ltd.* 17,921
2,100 Ship Healthcare Holdings, Inc. 28,998
90,960 Sigma Healthcare, Ltd. 76,749
1,900 Solasto Corp. 6,812
6,107 Sonic Healthcare, Ltd. 117,009
8,887 Spire Healthcare Group plc(a) 26,018
7,001 Summerset Group Holdings, Ltd. 47,696
1,500 Suzuken Co., Ltd. 45,708
558 Synlab AG* 5,992
2,544 Terveystalo Oyj(a) 20,688
176,600 Thomson Medical Group, Ltd. 6,808
1,800 Toho Holdings Co., Ltd. 42,754
500 Tokai Corp./Gifu 7,118
1,400 Value HR Co., Ltd. 12,354
2,800 Vital KSK Holdings, Inc. 23,011
4,200 Well Health Technologies Corp.* 11,381
1,831,194
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 11,452
1,026 Ascom Holding AG, Registered Shares 9,365
2,600 Carenet, Inc.^ 11,062
857 CompuGroup Medical SE & Co KgaA 26,366
94 Equasens 5,200
4,500 M3, Inc. 64,857
1,200 Medical Data Vision Co., Ltd. 4,758
800 Medley, Inc.* 23,705
700 MedPeer, Inc. 3,210
103 Nexus AG 6,255
800 NNIT A/S*(a) 12,572
905 Pro Medicus, Ltd. 61,176
1,213 RaySearch Laboratories AB* 13,022
2,887 Sectra AB, Class B* 55,753
308,753
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.8%):
3,722 Accor SA $ 173,722
600 Aeon Fantasy Co., Ltd. 9,429
1,000 Airtrip Corp. 10,762
5,169 Amadeus IT Group SA 331,453
6,796 Aristocrat Leisure, Ltd. 190,407
1,638 Basic-Fit NV*(a) 36,502
3,249 Betsson AB, Class B* 32,129
20,000 Cafe de Coral Holdings, Ltd. 20,486
1,533 Carnival plc, ADR* 22,581
72,000 Century City International Holdings, Ltd.* 2,152
970 Cie des Alpes 14,121
23,206 Coast Entertainment Holdings, Ltd.* 8,014
4,935 Collins Foods, Ltd. 32,605
2,700 Colowide Co., Ltd. 38,321
8,618 Compass Group plc 252,517
3,168 Corporate Travel Management, Ltd. 35,121
4,100 Create Restaurants Holdings, Inc. 27,964
2,300 Curves Holdings Co., Ltd. 12,127
7,977 Dalata Hotel Group plc 38,801
14,701 Deliveroo plc*(a) 21,947
1,218 Delivery Hero SE*(a) 34,836
1,204 Domino's Pizza Enterprises, Ltd. 34,100
10,911 Domino's Pizza Group plc 47,444
1,600 Doutor Nichires Holdings Co., Ltd. 21,734
2,462 eDreams ODIGEO SA* 17,928
4,906 Elior Group SA*(a) 13,089
9,619 Entain plc 96,670
847 Evolution AB(a) 105,193
6,500 Fairwood Holdings, Ltd. 6,699
289 Fattal Holdings 1998, Ltd.* 37,121
2,966 Flight Centre Travel Group, Ltd. 42,224
1,469 Flutter Entertainment plc* 293,246
2,300 Food & Life Cos., Ltd. 44,096
12,200 Fosun Tourism Group*(a) 5,559
900 Fuji Kyuko Co., Ltd. 23,259
557 Fuller Smith & Turner plc 4,148
4,000 Galaxy Entertainment Group, Ltd. 20,108
400 Genki Sushi Co., Ltd. 8,396
40,200 Genting Singapore, Ltd. 26,314
3,864 Greggs plc 140,309
581 Gym Group plc (The)*(a) 841
2,700 Heiwa Corp. 35,339
2,921 Hollywood Bowl Group plc 12,146
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,869
982 InterContinental Hotels Group plc, ADR 103,758
412 InterContinental Hotels Group plc 42,849
3,676 J D Wetherspoon plc* 34,195
868 Jumbo Interactive, Ltd. 9,698
2,383 Just Eat Takeaway.com NV*(a) 35,484
1,100 KFC Holdings Japan, Ltd. 31,800
5,582 Kindred Group plc 64,762
1,700 KOMEDA Holdings Co, Ltd. 30,281
3,200 Koshidaka Holdings Co., Ltd. 19,785
1,800 Kyoritsu Maintenance Co., Ltd. 41,213
3,120 La Francaise des Jeux SAEM(a) 127,153
30,112 Lottery Corp., Ltd. (The) 101,047
33,812 Marston's plc* 12,074
1,100 McDonald's Holdings Co. Japan, Ltd. 49,486
6,149 Melia Hotels International SA* 49,687

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,600 MGM China Holdings, Ltd.* $ 26,100
14,000 Miramar Hotel & Investment 17,862
11,969 Mitchells & Butlers plc* 34,074
1,200 Monogatari Corp. (The) 36,786
613 MTY Food Group, Inc. 23,141
46,867 NagaCorp, Ltd. 20,489
300 Ohsho Food Service Corp. 15,321
5,176 On the Beach Group plc*(a) 10,789
3,700 Oriental Land Co., Ltd. 118,536
900 Pizza Pizza Royalty Corp. 9,183
6,439 Playtech plc* 37,525
600 Pollard Banknote, Ltd. 15,842
12,439 Rank Group plc* 10,867
1,500 Resorttrust, Inc. 25,690
2,049 Restaurant Brands International, Inc. 162,737
3,018 Restaurant Brands New Zealand, Ltd. 6,309
9,100 Round One Corp. 47,147
200 Royal Holdings Co., Ltd. 3,268
1,100 Saizeriya Co., Ltd. 37,496
10,188 Sands China, Ltd.* 28,733
5,463 Scandic Hotels Group AB*(a) 31,934
36,000 Shangri-La Asia, Ltd.* 22,558
42,585 SJM Holdings, Ltd.* 13,009
1,360 SkiStar AB 20,490
29,451 SKYCITY Entertainment Group, Ltd. 36,586
4,900 Skylark Holdings Co., Ltd. 77,579
491 Sodexo SA 42,093
27,285 SSP Group plc 75,466
1,200 St Marc Holdings Co., Ltd. 16,848
92,601 Star Entertainment Group, Ltd. (The)* 34,883
91,665 Tabcorp Holdings, Ltd. 45,192
137 Tivoli A/S 14,669
800 Tokyotokeiba Co., Ltd. 23,658
1,400 Toridoll Holdings Corp. 38,251
3,285 Trainline plc*(a) 15,341
6,237 TUI AG* 51,329
6,523 Webjet, Ltd.* 37,529
3,705 Whitbread plc 155,163
1,900 Yoshinoya Holdings Co., Ltd. 42,390
1,308 Young & Co.'s Brewery plc, Class A 16,155
1,515 Young & Co's Brewery plc 11,473
187 Zeal Network SE 6,959
1,000 Zensho Holdings Co., Ltd. 41,646
4,708,197
Household Durables (1.5%):
2,091 Ariston Holding NV 11,737
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 30,205
4,812 Bang & Olufsen A/S* 6,509
29,695 Barratt Developments plc 178,549
5,441 Bellway plc 182,900
2,266 Berkeley Group Holdings plc 136,238
1,566 Bigben Interactive* 4,721
11,184 Bonava AB, B Shares* 11,045
3,251 Breville Group, Ltd. 58,230
27,975 Cairn Homes plc 48,161
2,500 Casio Computer Co., Ltd. 21,562
600 Chofu Seisakusho Co., Ltd. 8,547
6,556 Crest Nicholson Holdings plc 16,016
Shares Value
Common Stocks, continued
Household Durables, continued
405 De' Longhi SpA $ 14,006
1,000 Dorel Industries, Inc., Class B* 5,109
75 Einhell Germany AG 12,382
3,176 Electrolux AB, Class B* 28,453
1,200 ES-Con Japan, Ltd. 8,055
2,053 Fiskars OYJ Abp 38,002
1,600 Fuji Corp., Ltd. 7,928
900 Fujitsu General, Ltd. 11,140
25,820 Glenveagh Properties plc*(a) 34,871
3,261 GN Store Nord A/S* 86,617
9,000 Haseko Corp. 111,244
2,710 Henry Boot plc 6,162
700 Hoosiers Holdings Co., Ltd. 5,081
2,100 Iida Group Holdings Co., Ltd. 27,158
2,188 JM AB 44,641
5,800 JVCKenwood Corp. 35,687
958 Kaufman & Broad SA 27,896
700 Ki-Star Real Estate Co., Ltd. 17,287
1,300 LEC, Inc. 9,891
540 Leifheit AG 8,620
43,200 Man Wah Holdings, Ltd. 30,441
1,659 Maytronics, Ltd. 16,522
1,017 Nacon SA* 1,404
1,363 Neinor Homes SA(a) 14,938
6,600 Nikon Corp. 66,790
5,576 Nobia AB* 2,292
2,000 Open House Group Co., Ltd. 64,723
17,800 Panasonic Holdings Corp. 169,845
7,908 Persimmon plc 131,184
1,200 Pressance Corp. 14,034
12,387 Redrow plc 104,129
1,800 Rinnai Corp. 41,327
567 Sabaf SpA* 10,936
1,300 Sangetsu Corp. 28,392
908 SEB SA 116,433
5,300 Sekisui Chemical Co., Ltd. 77,511
3,500 Sekisui House, Ltd. 79,622
5,800 Sharp Corp.* 32,317
12,200 Sony Group Corp. 1,045,709
4,100 Sumitomo Forestry Co., Ltd. 129,016
328 Surteco Group SE 4,990
1,100 Tama Home Co., Ltd. 32,629
1,100 Tamron Co., Ltd. 49,024
86,937 Taylor Wimpey plc 150,643
1,000 Toa Corp. 7,652
400 Token Corp. 27,865
1,912 Victoria plc*^ 6,382
1,127 VIDENDUM plc 4,110
9,762 Vistry Group plc 151,509
100 V-ZUG Holding AG* 6,621
3,849 YIT Oyj 8,078
3,881,718
Household Products (0.3%):
636 Essity AB, Class A 15,151
5,937 Essity AB, Class B 141,023
1,173 Henkel AG & Co. KGaA 84,471
1,500 Kusuri no Aoki Holdings Co., Ltd. 30,877
7,100 Lion Corp. 63,444
14,255 McBride plc* 17,938

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
3,400 Pigeon Corp. $ 32,768
5,003 Reckitt Benckiser Group plc 284,558
1,900 Unicharm Corp. 60,474
730,704
Independent Power and Renewable Electricity Producers
(0.4%):
2,302 7C Solarparken AG 7,723
1,551 Boralex, Inc., Class A 32,774
2,600 Capital Power Corp. 73,351
7,088 Cloudberry Clean Energy ASA* 6,501
1,098 Corp ACCIONA Energias Renovables SA 23,904
11,729 Drax Group plc 74,291
3,017 EDP Renovaveis SA 40,920
1,700 EF-ON, Inc. 4,923
2,700 Electric Power Development Co., Ltd. 44,378
3,349 Encavis AG* 60,895
2,646 Energix-Renewable Energies, Ltd. 9,685
949 Enlight Renewable Energy, Ltd.* 15,879
1,000 eRex Co., Ltd. 4,572
773 Greenvolt-Energias Renovaveis SA* 6,800
596 Grenergy Renovables SA* 15,650
5,092 Innergex Renewable Energy, Inc. 30,039
690 Kenon Holdings, Ltd. 18,089
8,484 Meridian Energy, Ltd. 29,948
1,175 Neoen SA(a) 33,249
7,537 Northland Power, Inc. 123,150
1,351 OPC Energy, Ltd.* 9,588
2,011 Orron Energy ab* 1,334
1,500 Polaris Renewable Energy, Inc. 12,925
2,100 RENOVA, Inc.* 17,218
7,368 RWE AG 250,018
3,230 Scatec ASA(a) 21,556
1,714 Solaria Energia y Medio Ambiente SA* 18,685
10,042 TransAlta Corp. 64,431
882 Voltalia SA, Registered Shares* 6,237
910 West Holdings Corp. 17,230
1,075,943
Industrial Conglomerates (1.1%):
182 Aker ASA, A Shares 10,440
865 Bonheur ASA 19,093
8,000 Chevalier International Holdings, Ltd. 4,272
26,930 CK Hutchison Holdings, Ltd. 130,197
3,331 DCC plc 242,427
2,000 Guoco Group, Ltd. 22,776
200 Hikari Tsushin, Inc. 37,584
8,200 Hitachi, Ltd. 749,085
822 Indus Holding AG 23,543
4,357 Infratil, Ltd. 28,337
515 Italmobiliare SpA 19,221
2,600 Jardine Cycle & Carriage, Ltd. 46,564
1,500 Katakura Industries Co., Ltd. 19,017
1,400 Keihan Holdings Co., Ltd. 31,036
15,700 Keppel, Ltd. 85,462
1,492 Lifco AB, Class B 38,917
2,900 Mie Kotsu Group Holdings, Inc. 11,778
5,400 Nisshinbo Holdings, Inc. 43,386
7,406 Nolato AB, Class B 33,093
1,300 Noritsu Koki Co., Ltd. 27,365
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
69,000 NWS Holdings, Ltd. $ 57,343
5,165 Siemens AG, Registered Shares 985,890
3,272 Smiths Group plc 67,869
27,456 Storskogen Group AB, Class B 14,587
5,400 TOKAI Holdings Corp. 35,176
933 Volati AB 10,878
2,795,336
Insurance (4.4%):
3,541 Admiral Group plc 126,709
32,466 Aegon, Ltd. 197,793
6,999 Ageas SA/NV 324,142
89,440 AIA Group, Ltd. 600,246
40,863 Alm Brand A/S 77,753
2,500 Anicom Holdings, Inc. 9,467
5,446 ASR Nederland NV 266,583
2,694 Assicurazioni Generali SpA 68,206
1,693 AUB Group, Ltd. 32,847
25,807 Aviva plc 161,924
7,780 AXA SA 292,089
999 Baloise Holding AG, Registered Shares 156,524
9,191 Beazley plc 77,282
7,384 Chesnara plc 24,521
2,213 Clal Insurance Enterprises Holdings, Ltd.* 40,786
4,898 Coface SA 77,374
4,000 Dai-ichi Life Holdings, Inc. 102,079
1,400 Definity Financial Corp. 44,592
40,384 Direct Line Insurance Group plc* 99,498
82 E-L Financial Corp., Ltd. 65,931
485 Fairfax Financial Holdings, Ltd. 522,850
1,054 FBD Holdings plc 15,015
1,341 Gjensidige Forsikring ASA 19,472
1,300 Great Eastern Holdings, Ltd. 17,539
4,200 Great-West Lifeco, Inc. 134,335
1,259 Grupo Catalana Occidente SA 48,129
727 Hannover Rueck SE 198,940
4,262 Harel Insurance Investments & Financial Services,
Ltd. 41,054
977 Helvetia Holding AG, Registered Shares 134,673
7,850 Hiscox, Ltd. 122,913
3,719 iA Financial Corp., Inc. 231,065
506 IDI Insurance Co., Ltd. 14,805
45,065 Insurance Australia Group, Ltd. 187,912
1,060 Intact Financial Corp. 172,211
13,400 Japan Post Holdings Co., Ltd. 134,904
1,900 Japan Post Insurance Co., Ltd. 36,298
30,678 Just Group plc 40,678
6,367 Lancashire Holdings, Ltd. 49,687
82,370 Legal & General Group plc 264,198
1,000 LIFENET INSURANCE Co.* 9,803
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 16,555
2,649 Mandatum Oyj* 11,839
2,510 Manulife Financial Corp. 62,694
9,385 Manulife Financial Corp. 234,531
41,493 Mapfre SA 104,835
24,477 Medibank Pvt, Ltd. 59,962
1,055 Menora Mivtachim Holdings, Ltd. 28,373
16,641 Migdal Insurance & Financial Holdings, Ltd. 23,032
8,700 MS&AD Insurance Group Holdings, Inc. 153,958

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
1,586 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R $ 773,754
17,747 nib holdings, Ltd. 91,040
7,287 NN Group NV 337,022
15,729 Phoenix Group Holdings plc 109,751
2,268 Phoenix Holdings, Ltd. (The) 22,667
4,571 Poste Italiane SpA(a) 57,221
1,147 Protector Forsikring ASA 23,997
14,329 Prudential plc 134,759
1,332 Prudential plc, ADR 25,668
16,200 QBE Insurance Group, Ltd. 191,388
3,005 Sabre Insurance Group plc(a) 6,798
3,822 Saga plc* 5,915
2,649 Sampo Oyj, A Shares 112,914
6,691 SCOR SE 231,478
445 Solid Forsakring AB 2,890
4,200 Sompo Holdings, Inc. 88,056
10,042 Steadfast Group, Ltd. 38,540
4,040 Storebrand ASA 37,388
5,530 Sun Life Financial, Inc. 301,774
18,389 Suncorp Group, Ltd. 196,447
454 Swiss Life Holding AG 318,251
5,304 Swiss Re AG 681,984
4,500 T&D Holdings, Inc. 78,289
1,613 Talanx AG 127,686
14,500 Tokio Marine Holdings, Inc. 455,487
979 Topdanmark AS 41,907
892 Trisura Group, Ltd.* 27,430
7,104 Tryg A/S 146,264
17,380 Unipol Gruppo SpA 145,596
14,182 UnipolSai Assicurazioni SpA 41,060
4,363 UNIQA Insurance Group AG 37,682
54 Vaudoise Assurances Holding SA 26,889
1,471 Vienna Insurance Group AG Wiener Versicherung
Gruppe 45,873
1,796 Wuestenrot & Wuerttembergische AG 25,804
898 Zurich Insurance Group AG 484,265
11,412,540
Interactive Media & Services (0.3%):
3,192 Adevinta ASA* 33,536
15,271 Auto Trader Group plc(a) 134,826
400 Bengo4.com, Inc.* 8,848
575 Better Collective A/S* 15,447
2,166 CAR Group, Ltd. 50,919
4,900 Catena Media plc* 4,876
5,418 Domain Holdings Australia, Ltd. 11,580
1,161 Hemnet Group AB 35,521
1,200 Infocom Corp. 21,129
3,800 Kakaku.com, Inc. 46,024
1,170 Karnov Group AB* 7,223
13,200 LY Corp. 33,357
600 MarkLines Co., Ltd. 13,434
15,212 Moneysupermarket.com Group plc 42,242
135 New Work SE 9,815
594 REA Group, Ltd. 71,783
19,514 Rightmove plc 135,216
297 Scout24 SE(a) 22,383
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
3,062 SEEK, Ltd. $ 49,981
748,140
IT Services (1.3%):
3,641 Addnode Group AB 38,914
114 Adesso SE 13,429
370 Allgeier SE 8,002
1,014 Alten SA 147,784
1,244 Appen, Ltd.* 476
400 Argo Graphics, Inc. 11,243
2,661 Atea ASA 31,903
4,261 Atos SE*^ 8,724
2,200 Avant Group Corp. 18,748
600 Base Co., Ltd. 13,927
2,801 Bechtle AG 147,992
1,600 BIPROGY, Inc. 47,577
1,490 Bouvet ASA 8,473
817 CANCOM SE 24,359
879 Capgemini SE 202,663
1,200 CGI, Inc.* 132,404
1,233 CGI, Inc.* 136,234
1,200 Change Holdings, Inc. 10,190
4,933 Columbus A/S 5,738
2,655 Computacenter plc 90,326
1,100 Comture Corp. 14,330
5,973 Data#3, Ltd. 32,225
500 Densan System Holdings Co., Ltd. 8,856
900 Dentsu Soken, Inc. 29,314
1,400 DTS Corp. 36,618
8,624 Econocom Group SA/NV 19,768
333 E-Guardian, Inc. 3,041
558 Enea AB* 2,686
1,045 Exclusive Networks SA* 24,797
3,891 FDM Group Holdings plc 16,850
348 Formula Systems 1985, Ltd. 27,895
10,000 Fujitsu, Ltd. 160,146
2,500 Future Corp. 27,537
824 GFT Technologies SE 23,996
6,665 Global Dominion Access SA(a) 24,193
1,900 GMO internet group, Inc. 34,407
1,200 ID Holdings Corp. 12,010
6,083 Indra Sistemas SA 126,030
2,776 iomart Group plc 5,093
700 JBCC Holdings, Inc. 15,323
600 JIG-SAW, Inc.*^ 15,796
3,119 Kainos Group plc 37,988
2,312 Kin & Carta plc* 3,752
816 KNOW IT AB 12,046
1,146 Kontron AG 25,263
896 Matrix IT, Ltd. 19,759
300 Mitsubishi Research Institute, Inc. 9,810
193 Nagarro SE* 16,604
7,286 NCC Group plc 11,431
1,600 NEC Corp. 116,433
2,700 NEC Networks & System Integration Corp. 44,888
3,000 NET One Systems Co., Ltd. 52,806
1,260 Netcompany Group A/S*(a) 52,306
3,301 NEXTDC, Ltd.* 38,266
3,056 Nomura Research Institute, Ltd. 86,269
800 NS Solutions Corp. 26,090

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
2,200 NSD Co., Ltd. $ 42,531
5,900 NTT Data Group Corp. 93,777
200 Obic Co., Ltd. 30,146
2,099 One Software Technologies, Ltd. 31,081
2,200 Otsuka Corp. 46,674
1,200 Pole To Win Holdings, Inc. 4,056
1,470 Proact IT Group AB 15,186
164 Reply SpA 23,210
800 SB Technology Corp. 11,039
2,400 SCSK Corp. 44,507
105 Secunet Security Networks AG 18,164
200 SHIFT, Inc.* 31,865
650 Shopify, Inc., Class A* 50,161
700 Shopify, Inc., Class A* 54,009
1,200 Simplex Holdings, Inc. 22,149
5,347 Softcat plc 107,140
566 Sopra Steria Group 136,920
52,000 SUNeVision Holdings, Ltd. 16,941
2,400 TDC Soft, Inc. 17,609
1,700 TechMatrix Corp. 20,444
2,731 TietoEVRY Oyj 57,771
3,300 TIS, Inc. 70,649
500 Uchida Yoko Co., Ltd. 22,830
315 Wavestone 19,055
573 Wiit SpA 11,163
3,312,805
Leisure Products (0.4%):
4,700 Bandai Namco Holdings, Inc. 87,025
1,496 Beneteau SACA 22,064
705 BRP, Inc. 47,342
1,042 Catana Group 5,280
1,377 Games Workshop Group plc 174,641
1,000 GLOBERIDE, Inc. 13,295
874 Harvia Oyj 36,128
500 Mars Group Holdings Corp. 10,785
800 Mizuno Corp. 33,416
800 Roland Corp. 24,381
7,000 Sankyo Co., Ltd. 76,436
376 Sanlorenzo SpA/Ameglia 17,096
3,900 Sega Sammy Holdings, Inc. 48,238
500 Shimano, Inc. 74,672
1,400 Snow Peak, Inc.* 11,557
700 Spin Master Corp.(a) 17,913
3,815 Technogym SpA(a) 37,860
1,290 Thule Group AB(a) 38,864
3,300 Tomy Co., Ltd. 60,276
1,800 Tsuburaya Fields Holdings, Inc. 20,877
700 Universal Entertainment Corp. 8,907
2,100 Yamaha Corp. 45,252
3,500 Yonex Co., Ltd. 25,614
937,919
Life Sciences Tools & Services (0.4%):
4,332 AddLife AB, Class B 45,290
840 Biotage AB 14,278
900 CellSource Co., Ltd.^ 8,848
315 Chemometec A/S 19,467
3,005 Eurofins Scientific SE 191,340
879 Evotec SE* 13,721
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,138 Gerresheimer AG $ 128,145
529 Lonza Group AG, Registered Shares 316,787
697 Medcap AB* 24,844
585 PolyPeptide Group AG*(a) 19,650
793 QIAGEN NV 33,906
1,245 QIAGEN NV* 53,523
91 Sartorius Stedim Biotech 25,929
1,600 Shin Nippon Biomedical Laboratories, Ltd. 16,244
110 Siegfried Holding AG, Registered Shares 112,286
1,024,258
Machinery (4.2%):
3,402 Aalberts NV 163,385
600 Ag Growth International, Inc. 27,183
2,600 Aichi Corp. 18,425
2,100 Aida Engineering, Ltd. 12,297
781 Alfa Laval AB 30,706
3,214 Alimak Group AB(a) 29,409
900 Alinco, Inc. 6,164
8,646 Alstom SA 131,693
8,100 Amada Co., Ltd. 92,665
1,286 ANDRITZ AG 80,183
2,000 Anest Iwata Corp. 17,827
2,700 Asahi Diamond Industrial Co., Ltd. 17,087
17,002 Atlas Copco AB, Class A 286,976
9,882 Atlas Copco AB, Class B 145,910
1,649 ATS Corp.* 55,494
1,300 Bando Chemical Industries, Ltd. 16,154
1,230 Beijer Alma AB, Class B 22,228
6,881 Bodycote plc 60,425
310 Bucher Industries AG, Registered Shares 136,398
104 Burckhardt Compression Holding AG 65,149
56 Bystronic AG 29,615
1,043 Cargotec Oyj, Class B 72,626
1,300 CKD Corp. 26,058
1,023 Concentric AB 18,296
1,110 Construcciones y Auxiliar de Ferrocarriles SA 40,457
284 Daetwyler Holding AG, Class BR 58,576
3,300 Daifuku Co., Ltd. 79,169
10,407 Daimler Truck Holding AG 527,113
2,100 Daiwa Industries, Ltd. 22,156
745 Danieli & C Officine Meccaniche SpA^ 26,442
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 41,793
3,100 DMG Mori Co., Ltd. 81,916
2,392 Duerr AG 55,268
1,400 Ebara Corp. 125,514
6,740 Electrolux Professional AB, Class B 44,002
4,153 Epiroc AB, Class A 78,324
2,147 Epiroc AB, Class B 36,367
1,400 FANUC Corp. 39,162
— Fincantieri SpA* —
2,271 FLSmidth & Co. A/S 113,629
622 Fluidra SA 14,709
13,800 Frencken Group, Ltd. 17,083
2,000 Fuji Corp. 35,339
500 Fukushima Galilei Co., Ltd. 19,665
1,700 Furukawa Co., Ltd. 20,374
5,554 GEA Group AG 234,790
2,556 Georg Fischer AG, Registered Shares 189,464
371 Gesco SE 6,984

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,000 Glory, Ltd. $ 37,733
1,300 Harmonic Drive Systems, Inc. 34,708
16,185 Heidelberger Druckmaschinen AG* 18,160
5,448 Hexagon Composites ASA* 9,444
1,869 Hexagon Purus ASA* 1,073
9,100 Hino Motors, Ltd.* 30,465
600 Hirata Corp. 30,979
1,200 Hisaka Works, Ltd. 8,072
3,600 Hitachi Construction Machinery Co., Ltd. 108,715
5,600 Hitachi Zosen Corp. 48,900
400 Hoshizaki Corp. 14,591
1,000 Hosokawa Micron Corp. 31,430
679 Husqvarna AB, A Shares 5,833
4,747 Husqvarna AB, B Shares 40,631
3,300 IHI Corp. 88,300
7,726 IMI plc 176,797
3,055 Indutrade AB 83,240
441 Interpump Group SpA 21,490
12 Interroll Holding AG, Class R 39,909
1,300 Iseki & Co., Ltd. 8,795
8,499 Iveco Group NV* 126,517
1,900 Japan Steel Works, Ltd. (The) 42,365
699 JOST Werke SE(a) 35,892
3,700 Juki Corp. 13,987
139 Kardex Holding AG, Registered Shares 38,991
900 Kato Works Co., Ltd. 9,063
3,100 Kawasaki Heavy Industries, Ltd. 101,889
3,210 KION Group AG 168,919
400 Kitagawa Corp. 4,379
2,600 Kitz Corp. 23,330
1,763 Knorr-Bremse AG 133,324
572 Koenig & Bauer AG* 7,712
13,600 Komatsu, Ltd. 402,781
184 Komax Holding AG, Class R 35,661
2,900 Komori Corp. 23,578
4,562 Kone Oyj, Class B 212,169
2,000 Konecranes Oyj 103,712
187 Krones AG 24,752
4,500 Kubota Corp. 71,666
1,400 Kurita Water Industries, Ltd. 58,096
1,000 Kyokuto Kaihatsu Kogyo Co., Ltd. 16,924
1,200 Maezawa Kyuso Industries Co., Ltd. 9,931
700 Makino Milling Machine Co., Ltd. 29,060
2,500 Makita Corp. 70,933
586 Manitou BF SA 16,014
800 Max Co., Ltd. 16,862
896 McPhy Energy SA* 1,833
1,800 Meidensha Corp. 33,874
800 METAWATER Co., Ltd. 11,759
16,814 Metso Oyj 199,479
5,432 MINEBEA MITSUMI, Inc. 106,494
3,100 MISUMI Group, Inc. 43,246
11,000 Mitsubishi Heavy Industries, Ltd. 99,795
1,000 Mitsubishi Logisnext Co., Ltd. 12,149
700 Mitsuboshi Belting, Ltd. 21,485
2,900 Mitsui E&S Co., Ltd. 36,807
1,100 Miura Co., Ltd. 21,311
10,151 Morgan Advanced Materials plc 36,537
1,500 Morita Holdings Corp. 16,250
Shares Value
Common Stocks, continued
Machinery, continued
1,900 Nabtesco Corp. $ 31,751
800 Nachi-Fujikoshi Corp. 18,317
2,000 Namura Shipbuilding Co., Ltd. 26,549
1,456 NFI Group, Inc.* 13,835
8,900 NGK Insulators, Ltd. 119,512
2,300 Nikkiso Co., Ltd. 18,794
1,267 Nilfisk Holding A/S* 25,984
3,900 Nippon Thompson Co., Ltd. 16,484
400 Nissei ASB Machine Co., Ltd. 13,693
800 Nitta Corp. 20,933
500 Nitto Kohki Co., Ltd. 6,399
1,900 Nitto Seiko Co., Ltd. 7,973
1,600 Nomura Micro Science Co., Ltd. 56,372
600 Noritake Co., Ltd. 16,690
995 Norma Group SE 18,492
7,700 NSK, Ltd. 43,892
14,800 NTN Corp. 30,857
400 Obara Group, Inc.^ 10,053
4,495 OC Oerlikon Corp. AG 19,796
1,700 Oiles Corp. 24,949
400 Okamoto Machine Tool Works, Ltd. 17,136
600 OKUMA Corp. 28,452
1,000 Organo Corp. 49,748
2,800 OSG Corp. 40,280
692 Palfinger AG 17,197
150 Plasson Industries, Ltd. 6,268
122 Rational AG 105,131
70 Rieter Holding AG, Registered Shares 10,123
16,905 Rotork plc 70,212
1,800 Ryobi, Ltd. 35,734
6,696 Sandvik AB 148,603
1,900 Savaria Corp. 23,512
404 Schindler Holding AG, Registered Shares 98,558
1,037,603 Seatrium, Ltd.* 60,771
684 SFS Group AG 89,886
1,100 Shibaura Machine Co., Ltd. 26,624
1,200 Shima Seiki Manufacturing, Ltd. 10,984
1,900 Shinmaywa Industries, Ltd. 15,476
78,000 Singamas Container Holdings, Ltd. 5,586
2,200 Sintokogio, Ltd. 18,369
3,528 Skellerup Holdings, Ltd. 9,485
4,224 SKF AB, B Shares^ 86,116
892 SKF AB, Class A 18,212
100 SMC Corp. 56,434
2,300 Sodick Co., Ltd. 10,945
306 Spirax-Sarco Engineering plc 38,889
772 Stabilus SE 49,117
1,832 Stadler Rail AG 58,342
1,600 Star Micronics Co., Ltd. 19,584
849 Sulzer AG, Registered Shares 103,213
4,000 Sumitomo Heavy Industries, Ltd. 125,981
3,900 Tadano, Ltd. 33,344
900 Takeuchi Manufacturing Co., Ltd. 36,077
1,300 Takuma Co., Ltd. 16,126
3,785 Talgo SA(a) 18,347
478 Technotrans SE 9,332
11,687 Techtronic Industries Co., Ltd. 158,452
1,000 Teikoku Electric Manufacturing Co., Ltd. 16,722
1,900 THK Co., Ltd. 44,729

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,100 Tocalo Co., Ltd. $ 24,614
1,392 TOMRA Systems ASA 21,922
1,400 Torishima Pump Manufacturing Co., Ltd. 26,097
800 Toyota Industries Corp. 83,639
2,304 Trelleborg AB, Class B 82,372
1,098 Troax Group AB 25,260
1,100 Tsubaki Nakashima Co., Ltd. 6,027
1,400 Tsubakimoto Chain Co. 47,095
1,800 Tsugami Corp. 13,671
1,200 Tsukishima Holdings Co., Ltd. 11,235
600 Tsurumi Manufacturing Co., Ltd. 14,839
700 Union Tool Co. 20,539
4,290 Valmet Oyj 112,848
578 VAT Group AG(a) 298,992
1,074 VBG Group AB, Class B 31,425
8,132 Vesuvius plc 50,785
2,091 Volvo AB, Class A 57,593
16,756 Volvo AB, Class B^ 453,900
229 Vossloh AG 11,290
1,416 Wacker Neuson SE 26,211
7,099 Wartsila Oyj Abp 107,824
560 Washtec AG 23,833
2,970 Weir Group plc (The) 75,770
3,000 YAMABIKO Corp. 39,773
61,900 Yangzijiang Shipbuilding Holdings, Ltd. 87,602
2,600 Yaskawa Electric Corp. 110,612
10,944,630
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 17,507
3,578 AMSC ASA 9,016
28 AP Moller - Maersk A/S, Class A 35,789
25 AP Moller - Maersk A/S, Class B 32,511
556 Clarkson plc 28,135
894 D/S Norden A/S 36,458
1,478 Dfds A/S 42,966
2,760 Golden Ocean Group, Ltd. 34,778
426 Hapag-Lloyd AG(a) 64,198
2,360 Hoegh Autoliners ASA 20,131
3,300 Iino Kaiun Kaisha, Ltd. 27,494
5,897 Irish Continental Group plc 30,856
2,300 Japan Transcity Corp. 10,079
3,900 Kawasaki Kisen Kaisha, Ltd. 52,372
1,189 Klaveness Combination Carriers ASA(a) 10,327
794 Kuehne + Nagel International AG, Class R 221,001
5,100 Mitsui OSK Lines, Ltd. 155,404
19,192 MPC Container Ships ASA 22,255
4,700 Nippon Yusen KK 128,869
600 NS United Kaiun Kaisha, Ltd. 18,734
1,260 Odfjell SE, A Shares 15,904
185,000 Pacific Basin Shipping, Ltd. 53,471
52,000 SITC International Holdings Co., Ltd. 95,013
1,067 Stolt-Nielsen, Ltd. 39,336
4,623 Wallenius Wilhelmsen ASA 37,637
1,240,241
Media (0.9%):
1,150 4imprint Group plc 92,138
3,715 Aimia, Inc.* 7,022
996 Alma Media Oyj 10,592
Shares Value
Common Stocks, continued
Media, continued
65 APG SGA SA $ 15,930
8,376 ARN Media, Ltd. 4,805
14,475 Arnoldo Mondadori Editore SpA 36,373
12,859 Ascential plc* 49,360
4,886 Atresmedia Corp. de Medios de Comunicacion SA 23,361
1,951 Bloomsbury Publishing plc 12,991
701 Cogeco Communications, Inc. 31,096
5,394 Corus Entertainment, Inc., Class B 2,907
5,600 CyberAgent, Inc. 40,623
1,800 Dentsu Group, Inc. 49,871
2,100 Direct Marketing MiX, Inc. 4,370
5,775 Eutelsat Communications SACA*^ 25,174
2,800 Fuji Media Holdings, Inc. 33,906
1,813 Future plc 14,077
2,300 Gakken Holdings Co., Ltd. 14,120
7,000 Hakuhodo DY Holdings, Inc. 63,083
13,480 Informa plc 141,299
500 Intage Holdings, Inc. 5,230
1,459 IPSOS SA 102,808
83,997 ITV plc 78,503
9,582 IVE Group, Ltd. 13,609
2,708 JCDecaux SE* 52,564
1,600 Kadokawa Corp. 28,077
1,300 Macromill, Inc. 6,656
1,664 Metropole Television SA 24,802
9,409 MFE-MediaForEurope NV, Class A 24,403
2,046 MFE-MediaForEurope NV, Class B 7,096
3,263 Next 15 Group plc 38,117
58,186 Nine Entertainment Co. Holdings, Ltd. 64,830
1,307 NRJ Group 11,082
19,083 oOh!media, Ltd. 22,146
602 Perion Network, Ltd.* 13,570
68,000 Pico Far East Holdings, Ltd. 14,422
7,255 ProSiebenSat.1 Media SE 50,968
1,300 Proto Corp. 12,099
2,965 Publicis Groupe SA 323,078
12,118 Reach plc 12,015
1,196 RTL Group SA 40,353
10,874 S4 Capital plc* 7,235
3,469 Sanoma Oyj 25,482
979 Schibsted ASA, Class A 31,276
813 Schibsted ASA, Class B 24,800
14,802 SES SA 98,631
60,999 Seven West Media, Ltd.* 7,491
6,212 SKY Network Television, Ltd. 10,499
7,900 SKY Perfect JSAT Holdings, Inc. 53,918
15,013 Southern Cross Media Group, Ltd. 9,341
1,563 Stroeer SE & Co. KGaA 95,042
1,900 TBS Holdings, Inc. 52,942
15,000 Television Broadcasts, Ltd.* 5,901
4,175 Television Francaise 1 SA 38,123
1,400 TV Asahi Holdings Corp. 19,284
500 Tv Tokyo Holdings Corp. 9,789
232 TX Group AG 38,334
1,000 ValueCommerce Co., Ltd. 7,064
1,600 Vector, Inc. 12,395
23,328 Viaplay Group AB* 2,068
19,231 Vivendi SE 209,734
500 Wowow, Inc. 3,728

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
5,041 WPP plc $ 47,697
700 Zenrin Co., Ltd. 3,940
2,434,240
Metals & Mining (4.6%):
5,632 Acerinox SA 61,759
6,394 Agnico Eagle Mines, Ltd. 381,308
1,039 Agnico Eagle Mines, Ltd. 61,976
400 Aichi Steel Corp. 10,193
8,606 Alamos Gold, Inc. 126,891
41,565 Alkane Resources, Ltd.* 17,071
3,768 Alleima AB 25,405
1,400 Altius Minerals Corp. 21,242
50,390 Alumina, Ltd.* 46,905
723 AMG Critical Materials NV 16,381
8,678 Anglo American plc 214,392
2,779 Antofagasta plc 71,725
1,687 APERAM SA 53,318
68,339 Arafura Rare Earths, Ltd.* 9,135
1,485 ArcelorMittal SA, NYS 40,956
5,723 ArcelorMittal SA 157,204
2,800 ARE Holdings, Inc. 35,543
12,400 Argonaut Gold, Inc.* 3,571
16,100 Ascot Resources, Ltd.*^ 8,915
3,752 Atalaya Mining plc 18,371
116,831 Aurelia Metals, Ltd.* 11,798
1,034 Aurubis AG 72,696
25,622 AVZ Minerals, Ltd.* 2,686
41,032 B2Gold Corp. 107,548
14,892 Barrick Gold Corp. 247,724
1,280 Bekaert SA 65,597
29,659 Bellevue Gold, Ltd.* 36,838
6,077 BHP Group, Ltd., ADR^ 350,582
38,377 BHP Group, Ltd. 1,108,041
8,456 BlueScope Steel, Ltd. 131,548
4,700 Boliden AB 130,238
8,386 Capricorn Metals, Ltd.* 28,385
10,300 Capstone Copper Corp.* 65,554
36,114 Centamin plc 51,507
7,200 Centerra Gold, Inc. 42,528
8,967 Central Asia Metals plc 22,402
11,257 Champion Iron, Ltd. 54,425
16,254 China Gold International Resources Corp., Ltd. 103,688
5,000 Daido Steel Co., Ltd. 57,907
1,400 Daiki Aluminium Industry Co., Ltd. 11,343
27,367 De Grey Mining, Ltd.* 22,822
7,050 Deterra Royalties, Ltd. 22,647
2,200 Dowa Holdings Co., Ltd. 75,931
9,600 Dundee Precious Metals, Inc. 73,006
7,200 ECORA RESOURCES plc 6,952
8,162 Eldorado Gold Corp.* 114,740
10,609 Emerald Resources NL* 20,459
4,293 Endeavour Mining plc 87,229
3,800 Endeavour Silver Corp.* 9,146
13,107 Equinox Gold Corp.* 79,064
481 Eramet SA 36,537
1,599 ERO Copper Corp.* 30,837
71,986 Evolution Mining, Ltd. 170,002
7,778 Evraz plc*(b) —
7,330 Ferrexpo plc* 4,035
Shares Value
Common Stocks, continued
Metals & Mining, continued
6,600 First Majestic Silver Corp. $ 38,740
6,267 First Quantum Minerals, Ltd. 67,371
16,624 Fortescue, Ltd. 278,507
7,300 Fortuna Silver Mines, Inc.* 27,111
540 Franco-Nevada Corp. 64,350
4,743 Fresnillo plc 28,173
8,215 Galiano Gold, Inc.* 11,403
7,520 Genesis Minerals, Ltd.* 9,218
169,055 Glencore plc 929,859
1,100 Godo Steel, Ltd. 41,650
8,900 GoGold Resources, Inc.* 8,083
32,369 Gold Road Resources, Ltd. 33,730
4,992 Granges AB 53,977
2,043 Hill & Smith plc 50,502
9,715 Hochschild Mining plc* 15,602
14,862 Hudbay Minerals, Inc. 104,025
15,631 IAMGOLD Corp.* 52,165
6,077 IGO, Ltd. 28,049
15,540 Iluka Resources, Ltd. 73,155
18,158 Imdex, Ltd. 27,587
3,605 Ivanhoe Mines, Ltd.* 43,013
10,500 JFE Holdings, Inc. 173,693
50,009 Jupiter Mines, Ltd. 7,353
3,200 K92 Mining, Inc.* 14,885
2,436 K92 Mining, Inc. 11,331
5,400 Karora Resources, Inc.* 20,254
47,233 Kinross Gold Corp. 289,801
12,000 Kobe Steel, Ltd. 162,690
1,800 Kyoei Steel, Ltd. 28,092
1,600 Labrador Iron Ore Royalty Corp. 34,117
2,100 Largo, Inc.* 3,458
14,207 Lucara Diamond Corp.* 3,304
4,500 Lundin Gold, Inc. 63,260
19,226 Lundin Mining Corp. 196,746
8,346 Lynas Rare Earths, Ltd.* 30,832
48,387 Macmahon Holdings, Ltd. 7,099
1,600 Major Drilling Group International, Inc.* 10,632
1,500 Maruichi Steel Tube, Ltd. 40,018
176,000 Midas Holdings, Ltd.*(b) —
1,585 Mineral Resources, Ltd. 73,346
4,200 Mitsubishi Materials Corp. 78,946
500 Mitsubishi Steel Manufacturing Co., Ltd. 4,803
1,500 Mitsui Mining & Smelting Co., Ltd. 45,890
30,000 Mongolian Mining Corp.* 34,835
27,183 Mount Gibson Iron, Ltd.* 7,618
2,200 Neturen Co., Ltd. 16,060
27,410 New Gold, Inc.* 46,142
4,520 Newmont Corp. 160,049
409 Newmont Corp. 14,664
58,536 Nickel Industries, Ltd. 31,033
6,200 Nippon Denko Co., Ltd. 13,009
2,700 Nippon Light Metal Holdings Co., Ltd. 31,999
8,895 Nippon Steel Corp. 213,899
930 Nippon Yakin Kogyo Co., Ltd. 29,628
400 Nittetsu Mining Co., Ltd. 12,906
9,246 Norsk Hydro ASA 51,007
12,588 Northern Star Resources, Ltd. 120,125
28,628 OceanaGold Corp. 64,679
21,175 OM Holdings, Ltd. 5,996

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,207 Orla Mining, Ltd.* $ 8,365
500 Osaka Steel Co., Ltd. 7,206
600 OSAKA Titanium Technologies Co., Ltd. 10,354
2,597 Osisko Gold Royalties, Ltd. 42,625
12,854 Osisko Mining, Inc.* 26,384
15,995 Outokumpu Oyj 69,484
900 Pacific Metals Co., Ltd.* 8,009
6,978 Pan American Silver Corp. 105,206
33,353 Perenti, Ltd. 21,320
41,346 Perseus Mining, Ltd. 58,557
36,817 Pilbara Minerals, Ltd. 92,251
42,517 Ramelius Resources, Ltd. 52,120
26,859 Regis Resources, Ltd.* 35,607
95,529 Resolute Mining, Ltd.* 27,039
4,026 Rio Tinto plc 255,420
5,634 Rio Tinto, Ltd. 447,810
1,335 Salzgitter AG 34,852
18,215 Sandfire Resources, Ltd.* 105,671
4,900 Sandstorm Gold, Ltd. 25,687
1,200 Seabridge Gold, Inc.* 18,145
32,896 Silver Lake Resources, Ltd.* 26,878
2,600 SilverCrest Metals, Inc.* 17,335
7,897 Sims, Ltd. 65,657
53,653 SolGold plc* 7,201
65,259 South32, Ltd. 128,109
4,366 SSAB AB, Class A 32,203
11,449 SSAB AB, Class B 84,329
8,249 SSR Mining, Inc. 36,726
30,000 St Barbara, Ltd.* 3,446
1,600 Stelco Holdings, Inc. 52,770
4,366 Straits Trading Co., Ltd. 4,755
3,700 Sumitomo Metal Mining Co., Ltd. 109,753
21,718 Swiss Steel Holding AG* 1,728
17,205 Syrah Resources, Ltd.* 5,550
12,474 Taseko Mines, Ltd.* 26,801
5,838 Teck Resources, Ltd., Class B 267,245
20,766 thyssenkrupp AG 111,420
900 Toho Titanium Co., Ltd. 9,334
700 Toho Zinc Co., Ltd. 5,097
300 Tokyo Rope Manufacturing Co., Ltd. 2,837
2,300 Tokyo Steel Manufacturing Co., Ltd. 25,200
4,785 Torex Gold Resources, Inc.* 70,447
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 24,564
3,573 Tubacex SA 12,854
1,500 UACJ Corp. 42,866
2,097 Victoria Gold Corp.* 10,250
4,243 voestalpine AG 119,043
4,200 Wesdome Gold Mines, Ltd.* 31,289
49,123 West African Resources, Ltd.* 38,842
14,470 Westgold Resources, Ltd. 24,912
2,016 Wheaton Precious Metals Corp. 94,965
500 Yamato Kogyo Co., Ltd. 28,409
800 Yodogawa Steel Works, Ltd. 24,186
11,978,285
Multi-Utilities (0.7%):
29,442 A2A SpA 53,134
2,232 ACEA SpA 39,534
12,104 AGL Energy, Ltd. 65,775
Shares Value
Common Stocks, continued
Multi-Utilities, continued
5,995 Algonquin Power & Utilities Corp. $ 37,888
3,800 Algonquin Power & Utilities Corp. 24,017
1,624 Atco, Ltd., Class I 45,216
1,366 Canadian Utilities, Ltd., Class A 31,114
173,947 Centrica plc 280,062
16,090 E.ON SE 223,613
13,001 Engie SA 218,449
16,835 Hera SpA 59,310
11,786 Iren SpA 24,079
1,636 National Grid plc, ADR^ 111,608
8,455 National Grid plc 113,726
11,914 REN - Redes Energeticas Nacionais SGPS SA 28,270
14,300 Sembcorp Industries, Ltd. 57,222
2,456 Telecom Plus plc 50,505
6,489 Vector, Ltd. 15,016
6,496 Veolia Environnement SA 210,720
1,689,258
Office REITs (0.0%
†
):
5,154 Helical plc 13,528
Oil, Gas & Consumable Fuels (7.5%):
7,481 Advantage Energy, Ltd.* 54,572
18,755 Africa Oil Corp. 32,680
4,461 Aker BP ASA 111,532
4,908 Ampol, Ltd. 127,299
14,809 ARC Resources, Ltd. 264,056
507 Ashdod Refinery, Ltd. 12,081
21,809 Athabasca Oil Corp.* 84,215
2,116 Avance Gas Holding, Ltd.(a) 24,139
7,549 Baytex Energy Corp. 27,255
69,875 Beach Energy, Ltd. 83,689
7,041 Birchcliff Energy, Ltd. 27,761
575 BLUENORD ASA* 30,357
8,745 Boss Energy, Ltd.* 27,181
25,234 BP plc, ADR 950,817
151,966 BP plc 954,659
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,310 BW LPG, Ltd.(a) 48,474
1,022 Cameco Corp. 44,273
789 Cameco Corp. 34,160
1,527 Canacol Energy, Ltd.^ 5,186
4,300 Canadian Natural Resources, Ltd. 328,056
6,882 Canadian Natural Resources, Ltd. 525,234
6,930 Capricorn Energy plc 15,311
3,012 Cardinal Energy, Ltd. 15,745
194,347 Carnarvon Energy, Ltd.* 24,059
14,453 Cenovus Energy, Inc. 288,975
2,956 Cenovus Energy, Inc. 59,090
7,392 Channel Infrastructure NZ, Ltd. 6,710
13,100 China Aviation Oil Singapore Corp., Ltd. 8,784
64,430 Cooper Energy, Ltd.* 9,263
2,300 Cosmo Energy Holdings Co., Ltd. 115,276
15,061 Crescent Point Energy Corp. 123,210
8,781 Crescent Point Energy Corp. 71,916
8,223 Crew Energy, Inc.* 28,232
4,317 d'Amico International Shipping SA 29,664
263 Delek Group, Ltd. 34,369
2,097 Diversified Energy Co. plc 25,121
20,320 DNO ASA 18,360

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,908 Enbridge, Inc. $ 358,090
44,500 ENEOS Holdings, Inc. 214,251
3,899 Energean plc 53,891
5,200 Enerplus Corp. 102,165
41,770 Eni SpA 662,174
120,434 EnQuest plc* 21,419
10,282 Equinor ASA 275,990
1,081 Equital, Ltd.* 34,490
1,390 Etablissements Maurel et Prom SA 8,414
1,031 Euronav NV 17,146
2,256 Euronav NV 37,391
762 FLEX LNG, Ltd. 18,959
3,700 Freehold Royalties, Ltd. 39,857
2,600 Frontera Energy Corp.* 15,876
2,211 Frontline plc 51,007
3,100 Fuji Oil Co., Ltd. 9,636
14,784 Galp Energia SGPS SA 244,686
1,298 Gaztransport Et Technigaz SA 194,118
15,200 Gear Energy, Ltd. 7,407
6,249 Genel Energy plc 6,572
5,750 Gibson Energy, Inc. 97,899
1,960 Gran Tierra Energy, Inc.* 14,023
14,984 Gulf Keystone Petroleum, Ltd. 21,423
6,147 Hafnia, Ltd. 42,630
13,325 Harbour Energy plc 46,329
9,100 Headwater Exploration, Inc. 51,533
13,000 Idemitsu Kosan Co., Ltd. 89,102
2,273 Imperial Oil, Ltd. 156,797
17,900 Inpex Corp. 272,787
2,823 International Petroleum Corp.* 33,662
2,244 International Petroleum Corp.* 26,592
3,600 Itochu Enex Co., Ltd. 37,087
1,700 Iwatani Corp. 91,694
1,000 Japan Petroleum Exploration Co., Ltd. 45,270
2,500 Journey Energy, Inc.* 6,147
34,924 Karoon Energy, Ltd.* 49,243
7,300 Kelt Exploration, Ltd.* 32,609
7,201 Keyera Corp. 185,501
3,130 Koninklijke Vopak NV 120,590
10,807 MEG Energy Corp.* 248,152
1,700 Mitsuuroko Group Holdings Co., Ltd. 15,855
1,502 Naphtha Israel Petroleum Corp., Ltd.* 8,471
3,641 Neste Oyj 98,695
21,426 New Hope Corp., Ltd. 64,915
64,000 NewOcean Energy Holdings, Ltd.* —
21,200 Nippon Coke & Engineering Co., Ltd. 18,108
7,754 NuVista Energy, Ltd.* 68,013
2,000 Obsidian Energy, Ltd.* 16,509
104,047 Oil Refineries, Ltd. 34,569
771 Okeanis Eco Tankers Corp.(a) 22,882
4,124 OMV AG 195,361
41,785 Paladin Energy, Ltd.* 37,302
5,770 Panoro Energy ASA 14,291
3,407 Paramount Resources, Ltd., Class A 69,151
4,673 Parex Resources, Inc. 74,663
5,500 Parkland Corp. 175,185
507 Paz Oil Co., Ltd. 54,206
1,584 Pembina Pipeline Corp. 55,979
2,578 Pembina Pipeline Corp. 91,003
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,660 Peyto Exploration & Development Corp. $ 84,439
12,892 Pharos Energy plc 3,416
10,900 Pine Cliff Energy, Ltd. 8,048
3,132 PrairieSky Royalty, Ltd. 61,350
35,781 Repsol SA 597,128
1,600 Sala Corp. 8,757
3,100 San-Ai Obbli Co., Ltd. 42,243
82,456 Santos, Ltd. 416,375
23,460 Saras SpA 44,980
8,575 Serica Energy plc 20,434
18,709 Shell plc, ADR 1,254,251
51,340 Shell plc 1,703,040
400 Sinanen Holdings Co., Ltd. 13,116
2,000 Spartan Delta Corp. 5,597
487 Strathcona Resources, Ltd.* 10,219
9,472 Suncor Energy, Inc. 349,611
15,778 Suncor Energy, Inc. 582,355
1,871 Surge Energy, Inc. 10,651
3,041 Tamar Petroleum, Ltd.(a) 19,852
9,600 Tamarack Valley Energy, Ltd. 27,218
1,817 TC Energy Corp. 73,043
10,014 TC Energy Corp. 402,512
3,303 Tethys Oil AB 10,973
13,400 Tidewater Midstream and Infrastructure, Ltd. 8,410
3,400 Topaz Energy Corp. 55,980
906 TORM plc, Class A 30,923
663 TORM plc, Class A 22,629
32,876 TotalEnergies SE 2,260,244
7,938 Tourmaline Oil Corp. 371,171
64,721 Tullow Oil plc* 25,450
9,392 Var Energi ASA 31,035
542 Verbio SE 12,303
4,283 Vermilion Energy, Inc. 53,253
18,519 Viva Energy Group, Ltd.(a) 44,750
25,252 Whitecap Resources, Inc. 191,105
35,316 Whitehaven Coal, Ltd. 163,363
26,636 Woodside Energy Group, Ltd. 531,956
7,763 Yancoal Australia, Ltd. 26,521
19,408,229
Paper & Forest Products (0.5%):
2,718 Altri SGPS SA^ 15,328
2,829 Canfor Corp.* 35,738
3,000 Daio Paper Corp. 23,216
8,317 Ence Energia y Celulosa SA 28,946
5,000 Hokuetsu Corp. 61,371
871 Holmen AB, B Shares 35,443
1,527 Interfor Corp.* 23,857
9,927 Mondi plc 174,896
11,089 Navigator Co. SA (The) 48,428
4,800 Nippon Paper Industries Co., Ltd. 37,071
2,562 Nordic Paper Holding AB 12,712
5,393 Norske Skog ASA(a) 16,705
18,600 Oji Holdings Corp. 77,278
1,607 Stella-Jones, Inc. 93,734
16,530 Stora Enso Oyj, Class R 229,846
6,185 Svenska Cellulosa AB SCA, Class B 94,968
600 Tokushu Tokai Paper Co., Ltd. 15,754
6,568 UPM-Kymmene Oyj 218,578
1,707 West Fraser Timber Co., Ltd. 147,409

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
24,618 Western Forest Products, Inc. $ 11,451
1,402,729
Passenger Airlines (0.2%):
3,200 Air Canada* 46,332
1,552 Air France-KLM* 17,275
80,763 Air New Zealand, Ltd. 29,082
1,200 ANA Holdings, Inc. 25,059
57,347 Cathay Pacific Airways, Ltd.* 65,183
7,555 Deutsche Lufthansa AG, Registered Shares* 59,339
5,559 easyJet plc 39,996
528 Exchange Income Corp. 19,301
2,700 Japan Airlines Co., Ltd. 51,231
2,549 JET2 plc 46,360
10,542 Qantas Airways, Ltd.* 37,473
27,100 Singapore Airlines, Ltd. 128,632
565,263
Personal Care Products (0.6%):
157 Beiersdorf AG 22,855
3,201 Best World International, Ltd.* 5,027
1,500 Fancl Corp. 19,939
5,222 Haleon plc, ADR 44,335
12,238 Haleon plc 51,349
616 Interparfums SA 34,664
514 Jamieson Wellness, Inc.(a) 10,118
1,800 Kao Corp. 67,357
500 Kobayashi Pharmaceutical Co., Ltd. 16,200
200 Kose Corp. 10,833
10,750 L'Occitane International SA 43,503
1,052 L'Oreal SA 498,855
1,600 Mandom Corp. 14,104
1,000 Milbon Co., Ltd. 21,042
600 Noevir Holdings Co., Ltd. 20,589
2,645 Ontex Group NV* 22,358
161 Pharmanutra SpA 9,896
1,200 Pola Orbis Holdings, Inc. 11,480
5,635 PZ Cussons plc 6,372
2,000 Rohto Pharmaceutical Co., Ltd. 38,831
2,700 Shiseido Co., Ltd. 73,818
5,719 Unilever plc 287,128
1 Unilever plc 50
5,419 Unilever plc, ADR 271,980
1,300 YA-MAN, Ltd.^ 8,549
1,611,232
Pharmaceuticals (3.8%):
2,557 ALK-Abello A/S* 46,032
15,687 Alliance Pharma plc 7,881
2,003 Almirall SA 17,843
3,000 Astellas Pharma, Inc. 32,244
7,437 AstraZeneca plc, ADR 503,857
5,384 AstraZeneca plc 724,760
49 Aurora Cannabis, Inc.* 215
1,145 Bausch Health Cos., Inc.* 12,148
5,086 Bausch Health Cos., Inc.* 53,887
18,067 Bayer AG, Registered Shares 554,004
298 Boiron SA 10,807
215 Camurus AB* 10,191
90 Canopy Growth Corp.* 775
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
5,000 Chugai Pharmaceutical Co., Ltd. $ 191,131
207 COSMO Pharmaceuticals NV 16,369
1,800 Daiichi Sankyo Co., Ltd. 57,218
330 Daito Pharmaceutical Co., Ltd. 5,094
699 Dermapharm Holding SE 24,613
500 Eisai Co., Ltd. 20,600
192 Euroapi SA* 579
9,153 Faes Farma SA 31,033
700 Fuji Pharma Co., Ltd. 7,535
500 Fuso Pharmaceutical Industries, Ltd. 7,216
8,522 GSK plc, ADR 365,338
15,331 GSK plc 329,196
10,077 H Lundbeck A/S 48,490
4,354 H Lundbeck A/S, Class A 18,074
3,600 Haw Par Corp., Ltd. 25,817
2,864 Hikma Pharmaceuticals plc 69,268
800 Hisamitsu Pharmaceutical Co., Inc. 20,700
3,664 Indivior plc* 78,131
890 Ipsen SA 105,774
1,000 Kaken Pharmaceutical Co., Ltd. 22,593
1,000 Kissei Pharmaceutical Co., Ltd. 23,387
5,747 Knight Therapeutics, Inc.* 22,489
900 Kyowa Kirin Co., Ltd. 16,183
977 Laboratorios Farmaceuticos Rovi SA 85,212
4,918 Mayne Pharma Group, Ltd.* 23,196
342 Merck KGaA 60,351
400 Mochida Pharmaceutical Co., Ltd. 8,458
1,200 Nippon Shinyaku Co., Ltd. 35,607
11,343 Novartis AG, Registered Shares 1,098,688
13,219 Novo Nordisk A/S, Class B 1,693,606
7,700 Ono Pharmaceutical Co., Ltd. 126,217
658 Orion Oyj, Class A 24,547
3,504 Orion Oyj, Class B 130,628
1,400 Otsuka Holdings Co., Ltd. 58,069
1,093 Recordati Industria Chimica e Farmaceutica SpA 60,397
5,285 Roche Holding AG 1,349,363
247 Roche Holding AG, Class BR 66,495
558 Sandoz Group AG, ADR* 16,796
6,129 Sandoz Group AG* 184,910
4,972 Sanofi SA 487,773
7,200 Santen Pharmaceutical Co., Ltd. 70,885
1,300 Sawai Group Holdings Co., Ltd. 50,850
1,300 Seikagaku Corp. 6,517
1,000 Shionogi & Co., Ltd. 51,214
2,832 SNDL, Inc.* 5,678
9,600 Sumitomo Pharma Co., Ltd. 24,711
1,100 Taisho Pharmaceutical Holdings Co., Ltd. 62,207
12,600 Takeda Pharmaceutical Co., Ltd. 350,230
3,056 Teva Pharmaceutical Industries, Ltd., ADR* 43,120
800 Torii Pharmaceutical Co., Ltd. 21,788
1,200 Towa Pharmaceutical Co., Ltd. 23,236
2,000 Tsumura & Co. 49,895
375 UCB SA 46,243
38,000 United Laboratories International Holdings, Ltd.
(The) 43,483
166 Vetoquinol SA 17,815
179 Virbac SACA 66,768
1,100 ZERIA Pharmaceutical Co., Ltd. 15,373
9,941,798

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services (1.9%):
6,879 Adecco Group AG $ 272,003
2,295 AFRY AB 36,602
10,413 ALS, Ltd. 89,321
770 Altech Corp. 13,941
203 Amadeus Fire AG 26,318
5,585 Applus Services SA 68,920
2,192 Arcadis NV 134,115
2,200 BayCurrent Consulting, Inc. 43,145
1,800 Bell System24 Holdings, Inc. 18,614
372 Bertrandt AG 18,316
1,661 Brunel International NV 18,229
5,801 Bureau Veritas SA 176,793
26,624 Capita plc* 4,435
5,155 Computershare, Ltd. 87,706
700 Creek & River Co., Ltd. 9,114
180 Danel Adir Yeoshua, Ltd. 15,404
1,200 dip Corp. 21,946
1,661 DKSH Holding AG 113,001
900 en Japan, Inc. 15,828
6,580 Experian plc 287,198
1,200 FULLCAST Holdings Co., Ltd. 11,455
1,500 Funai Soken Holdings, Inc. 24,645
175 Groupe Crit SA 13,553
37,731 Hays plc 44,969
690 Hilan, Ltd. 43,914
1,600 Insource Co., Ltd. 9,620
2,590 Intertek Group plc 163,168
4,969 IPH, Ltd. 20,456
300 IR Japan Holdings, Ltd. 2,613
4,000 JAC Recruitment Co., Ltd. 20,878
1,000 LIKE, Inc. 11,023
19,489 Link Administration Holdings, Ltd. 28,315
5,600 Link And Motivation, Inc. 20,120
1,000 Management Solutions Co., Ltd. 14,021
3,076 McMillan Shakespeare, Ltd. 39,355
1,500 MEITEC Group Holdings, Inc. 29,024
7,700 Nihon M&A Center Holdings, Inc. 49,025
1,900 Open Up Group, Inc. 25,743
3,000 Outsourcing, Inc.* 34,616
12,547 Pagegroup plc 71,013
1,400 Pasona Group, Inc. 25,706
39,000 Persol Holdings Co., Ltd. 54,558
3,103 Randstad NV 163,629
10,100 Recruit Holdings Co., Ltd. 444,985
5,236 RELX plc, ADR 226,666
6,345 RELX plc 274,106
2,152 RELX plc 93,192
2,833 Ricardo plc 16,326
3,902 Robert Walters plc 20,039
5,749 RWS Holdings plc 13,641
1,750 SGS SA, Registered Shares 169,783
1,300 SIGMAXYZ Holdings, Inc. 14,470
3,267 SmartGroup Corp., Ltd. 20,705
2,500 SMS Co., Ltd. 42,890
3,200 S-Pool, Inc. 6,626
7,669 SThree plc 41,561
1,633 Talenom Oyj 10,458
1,100 Tanseisha Co., Ltd. 6,359
2,800 TechnoPro Holdings, Inc. 55,962
Shares Value
Common Stocks, continued
Professional Services, continued
1,404 Teleperformance SE $ 136,127
2,200 TELUS International CDA, Inc.* 18,631
89 Thomson Reuters Corp. 13,852
293 Thomson Reuters Corp. 45,658
1,000 TKC Corp. 24,514
700 Transcosmos, Inc. 14,268
1,100 UT Group Co., Ltd. 25,717
700 Visional, Inc.* 44,854
300 Weathernews, Inc. 10,121
4,148 Wolters Kluwer NV 649,523
4,833,402
Real Estate Management & Development (2.1%):
697 Aedas Homes SA(a) 13,069
1,700 Aeon Mall Co., Ltd. 20,044
206 AFI Properties, Ltd.* 9,490
1,001 Airport City, Ltd.* 16,070
2,300 Airport Facilities Co., Ltd. 9,269
629 Allreal Holding AG, Registered Shares 107,969
1,972 Alony Hetz Properties & Investments, Ltd. 14,496
492 Alrov Properties and Lodgings, Ltd. 20,636
100 Altus Group, Ltd. 3,831
2,393 Amot Investments, Ltd. 11,339
3,174 Annehem Fastigheter AB, Class B* 5,427
21,069 Aroundtown SA* 44,422
46,000 Asia Standard International Group, Ltd.* 2,468
1,281 Atrium Ljungberg AB, B Shares 25,041
233 Azrieli Group, Ltd. 16,820
210 Big Shopping Centers, Ltd.* 23,321
116 Blue Square Real Estate, Ltd. 8,007
59 Brack Capital Properties NV* 3,728
1,139 BRANICKS Group AG 1,747
3,700 Bukit Sembawang Estates, Ltd. 8,633
695 CA Immobilien Anlagen AG 24,552
31,443 Capitaland India Trust 24,474
25,700 CapitaLand Investment, Ltd. 51,126
2,130 Castellum AB* 27,991
781 Catena AB 38,195
2,946 Cedar Woods Properties, Ltd. 9,204
18,000 Chinese Estates Holdings, Ltd.* 2,325
52,000 Chuang's Consortium International, Ltd.* 2,790
851 Cibus Nordic Real Estate AB (publ) 11,150
12,200 City Developments, Ltd. 52,981
1,684 Citycon Oyj 6,950
27,675 CK Asset Holdings, Ltd. 114,011
600 Colliers International Group, Inc. 73,348
127 Colliers International Group, Inc. 15,523
12,641 Corem Property Group AB, Class B 12,873
340,000 CSI Properties, Ltd. 4,419
2,460 CTP NV(a) 43,808
900 Daito Trust Construction Co., Ltd. 102,614
8,400 Daiwa House Industry Co., Ltd. 249,883
1,800 Dear Life Co., Ltd. 12,459
478 Deutsche EuroShop AG 9,786
1,307 Deutsche Wohnen SE 26,746
2,651 Dios Fastigheter AB 21,329
1,450 DREAM Unlimited Corp. 20,759
34,000 Emperor International Holdings, Ltd. 1,729
577 Entra ASA(a) 5,967
55,400 ESR Group, Ltd.(a) 59,338

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
4,939 Fabege AB $ 46,197
83,930 Far East Consortium International, Ltd. 10,949
5,146 Fastighets AB Balder, B Shares* 37,752
862 FastPartner AB, Class A 6,202
300 FirstService Corp., Class WI 49,671
436 FirstService Corp., Class WI 72,289
11,092 Foxtons Group plc 7,654
16,000 Frasers Property, Ltd. 10,073
2,231 Gav-Yam Lands Corp., Ltd. 17,006
1,100 Goldcrest Co., Ltd. 18,438
28,069 Grainger plc 91,235
1,873 Grand City Properties SA* 21,417
10,516 Great Eagle Holdings, Ltd. 14,763
17,100 GuocoLand, Ltd. 19,002
28,000 Hang Lung Group, Ltd. 32,239
39,984 Hang Lung Properties, Ltd. 41,047
7,709 Harworth Group plc 13,461
1,200 Heiwa Real Estate Co., Ltd. 31,480
14,706 Henderson Land Development Co., Ltd. 41,979
143 Hiag Immobilien Holding AG 12,560
37,840 HKR International, Ltd. 6,172
9,400 Ho Bee Land, Ltd. 11,833
18,500 Hong Fok Corp., Ltd. 11,376
15,800 Hongkong Land Holdings, Ltd. 48,516
2,049 Hufvudstaden AB, Class A 24,902
7,600 Hulic Co., Ltd. 78,037
11,000 Hysan Development Co., Ltd. 17,739
151 IES Holdings, Ltd.* 9,240
242 Immobel SA 7,562
725 IMMOFINANZ AG* 17,691
218 Ina Invest Holding AG* 4,110
700 Information Services Corp. 14,311
2,409 Instone Real Estate Group SE(a) 23,209
29 Intershop Holding AG 20,839
164 Investis Holding SA 17,679
1,643 Israel Canada T.R, Ltd. 6,551
59 Isras Investment Co., Ltd. 11,935
32,180 IWG plc* 78,232
800 JINUSHI Co., Ltd. 12,858
25,000 K. Wah International Holdings, Ltd. 5,724
1,500 Katitas Co., Ltd. 19,553
1,200 Keihanshin Building Co., Ltd. 12,217
16,225 Kerry Properties, Ltd. 29,728
2,347 K-fast Holding AB* 4,671
3,270 Kojamo Oyj 38,772
26,000 Kowloon Development Co., Ltd. 15,996
17,100 Lai Sun Development Co., Ltd.* 1,332
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 3,244
1,463 LEG Immobilien SE* 125,568
14,551 Lendlease Corp., Ltd. 61,190
8,900 Leopalace21 Corp. 29,971
4,029 Lifestyle Communities, Ltd. 41,317
8,000 Liu Chong Hing Investment, Ltd. 4,927
4,644 LSL Property Services plc 15,586
100 Mainstreet Equity Corp. 13,874
543 Mega Or Holdings, Ltd. 14,518
463 Melisron, Ltd. 34,290
59,000 Mingfa Group International Co., Ltd.* 2,412
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
4,200 Mirarth Holdings, Inc. $ 13,825
5,100 Mitsubishi Estate Co., Ltd. 92,785
12,000 Mitsui Fudosan Co., Ltd. 129,315
9,306 Mivne Real Estate KD, Ltd. 22,985
342 Mobimo Holding AG, Registered Shares 98,220
100 Morguard Corp. 8,737
28,087 New World Development Co., Ltd. 29,643
1,539 Nexity SA 15,723
1,700 Nisshin Group Holdings Co., Ltd. 5,742
1,400 Nomura Real Estate Holdings, Inc. 39,591
522 NP3 Fastigheter AB 10,780
3,693 Nyfosa AB 36,403
17,900 OUE, Ltd. 14,455
54,608 Oxley Holdings, Ltd.* 3,518
25,655 Pacific Century Premium Developments, Ltd.* 619
2,702 Pandox AB 45,305
1,455 PATRIZIA SE 13,532
5,361 PEXA Group, Ltd.* 47,370
1,195 Platzer Fastigheter Holding AB, Class B 10,288
222 Prashkovsky Investments and Construction, Ltd. 5,674
1,324 PSP Swiss Property AG, Registered Shares 173,499
125 Raysum Co., Ltd. 2,845
3,244 Real Matters, Inc.* 14,658
4,100 Relo Group, Inc. 33,277
1,892 Sagax AB, Class B 49,838
22,824 Samhallsbyggnadsbolaget i Norden AB 8,981
1,200 SAMTY Co., Ltd. 21,918
3,518 Savills plc 47,392
1,875 Selvaag Bolig ASA 6,291
70,000 Shun Tak Holdings, Ltd.* 6,714
100,800 Sinarmas Land, Ltd. 12,095
59,933 Sino Land Co., Ltd. 62,304
39,485 Sirius Real Estate, Ltd. 48,805
5,000 Soundwill Holdings, Ltd. 4,453
200 SRE Holdings Corp.* 5,549
1,800 Starts Corp., Inc. 37,434
2,567 StorageVault Canada, Inc. 9,780
1,800 Sumitomo Realty & Development Co., Ltd. 67,037
1,493 Summit Real Estate Holdings, Ltd. 18,943
1,800 Sun Frontier Fudousan Co., Ltd. 22,237
8,921 Sun Hung Kai Properties, Ltd. 85,964
5,146 Swire Pacific, Ltd., Class A 42,376
17,500 Swire Pacific, Ltd., Class B 22,824
8,600 Swire Properties, Ltd. 18,092
1,615 Swiss Prime Site AG, Registered Shares 152,311
4,471 TAG Immobilien AG* 61,131
21,000 TAI Cheung Holdings, Ltd. 8,524
1,000 TKP Corp.* 11,599
2,900 TOC Co., Ltd. 13,322
6,400 Tokyo Tatemono Co., Ltd. 108,015
15,400 Tokyu Fudosan Holdings Corp. 124,476
2,400 Tosei Corp. 38,036
6,520 Tricon Residential, Inc. 72,691
213 UBM Development AG 4,320
12,600 UOL Group, Ltd. 53,781
435 VGP NV 49,828
5,132 Vonovia SE 151,755
5,039 Wallenstam AB, B Shares 24,630
6 Warteck Invest AG, Registered Shares 12,210

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
6,203 Watkin Jones plc $ 3,192
12,829 Wharf Real Estate Investment Co., Ltd. 41,789
4,068 Wihlborgs Fastigheter AB 37,640
20,700 Wing Tai Holdings, Ltd. 21,623
16,000 Wing Tai Properties, Ltd. 4,457
148 YH Dimri Construction & Development, Ltd. 11,646
17 Zug Estates Holding AG, Class B 34,314
5,394,359
Retail REITs (0.0%
†
):
12,883 Investore Property, Ltd. 8,925
Semiconductors & Semiconductor Equipment (2.8%):
4,400 Advantest Corp. 196,658
8,300 AEM Holdings, Ltd. 13,471
585 ASM International NV 356,336
1,726 ASML Holding NV, NYS 1,675,031
1,186 ASML Holding NV 1,138,502
7,619 ASMPT, Ltd. 95,891
698 BE Semiconductor Industries NV 106,557
156 Camtek, Ltd.* 12,978
600 Disco Corp. 220,471
185 Elmos Semiconductor SE 14,748
1,700 Ferrotec Holdings Corp. 33,056
300 Furuya Metal Co., Ltd. 22,252
10,962 Infineon Technologies AG 372,610
24,323 IQE plc*^ 6,443
2,200 Japan Material Co., Ltd. 35,180
500 Lasertec Corp. 141,818
500 Megachips Corp. 12,764
707 Melexis NV 57,290
700 Micronics Japan Co., Ltd. 38,695
800 Mimasu Semiconductor Industry Co., Ltd. 16,268
500 Mitsui High-Tec, Inc. 28,302
1,737 Nordic Semiconductor ASA* 13,744
324 Nova, Ltd.* 57,356
1,100 Optorun Co., Ltd. 14,964
12,300 Renesas Electronics Corp.* 220,179
4,400 Rohm Co., Ltd. 70,214
300 Rorze Corp. 42,512
1,000 RS Technologies Co., Ltd. 20,059
700 Sanken Electric Co., Ltd. 30,717
1,200 SCREEN Holdings Co., Ltd. 156,133
600 Shibaura Mechatronics Corp. 25,516
300 Shindengen Electric Manufacturing Co., Ltd. 6,022
1,000 Shinko Electric Industries Co., Ltd. 37,345
743 Siltronic AG 65,882
371 SMA Solar Technology AG* 21,408
2,500 Socionext, Inc. 68,255
690 SOITEC* 71,348
6,413 STMicroelectronics NV 276,018
1,666 STMicroelectronics NV, NYS 72,038
409 SUESS MicroTec SE 16,126
11,800 SUMCO Corp. 186,786
1,400 Tazmo Co., Ltd. 34,797
3,100 Tokyo Electron, Ltd. 813,081
900 Tokyo Seimitsu Co., Ltd. 70,103
1,200 Torex Semiconductor, Ltd. 14,578
500 Towa Corp. 33,265
1,335 Tower Semiconductor, Ltd.* 44,656
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
321 u-blox Holding AG $ 30,901
600 Ulvac, Inc. 38,687
24,700 UMS Holdings, Ltd. 24,732
1,978 X-Fab Silicon Foundries SE*(a) 14,960
1,200 Yamaichi Electronics Co., Ltd. 19,170
7,206,873
Software (1.2%):
1,800 Access Co., Ltd.* 20,828
1,484 accesso Technology Group plc* 10,038
2,086 Altium, Ltd. 88,643
177 Atoss Software AG 52,306
4,889 BlackBerry, Ltd.* 13,392
19,135 Bravura Solutions, Ltd.* 17,483
3,570 Byggfakta Group Nordic Holdco AB* 15,445
7,675 Bytes Technology Group plc 49,444
279 cBrain A/S 15,366
4,700 Celsys, Inc. 27,186
500 Computer Engineering & Consulting, Ltd. 5,122
4,726 Computer Modelling Group, Ltd. 35,487
201 Constellation Software, Inc. 549,099
464 Crayon Group Holding ASA*(a) 3,438
1,400 Cresco, Ltd. 19,846
1,200 Cybozu, Inc. 13,913
6,032 Darktrace plc* 33,233
1,132 Dassault Systemes SE 50,063
564 Descartes Systems Group, Inc. (The)* 51,623
300 Descartes Systems Group, Inc. (The)* 27,444
300 Digital Arts, Inc. 8,612
989 Dye & Durham, Ltd. 11,479
1,500 Enghouse Systems, Ltd. 33,812
669 FD Technologies plc* 10,382
1,600 Fixstars Corp. 24,284
7,296 Fortnox AB 45,561
1,966 F-Secure Oyj 3,978
800 Fuji Soft, Inc. 31,709
900 Fukui Computer Holdings, Inc. 15,364
4,528 GB Group plc 15,565
8,509 Hansen Technologies, Ltd. 27,001
700 I'll, Inc. 13,973
16,011 Infomedia, Ltd. 18,579
3,230 IRESS, Ltd.* 17,473
1,500 Justsystems Corp. 26,251
200 Kinaxis, Inc.* 22,741
562 Lectra 19,612
4,811 Lightspeed Commerce, Inc.* 67,668
314 Lime Technologies AB 11,061
36 Linedata Services 2,656
15,683 LINK Mobility Group Holding ASA* 28,743
1,195 Magic Software Enterprises, Ltd. 13,791
500 Miroku Jyoho Service Co., Ltd. 5,917
1,400 m-up Holdings, Inc. 10,831
1,504 Nemetschek SE 148,806
145 Nice, Ltd.* 37,813
30,146 Nuix, Ltd.* 43,778
400 OBIC Business Consultants Co., Ltd. 18,790
1,680 Open Text Corp. 65,195
896 Open Text Corp. 34,792
500 Oracle Corp. Japan 37,583
1,000 Plus Alpha Consulting Co., Ltd. 16,023

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
601 QT Group Oyj* $ 49,536
900 Rakus Co., Ltd. 12,138
5,734 Sage Group plc (The) 91,556
1,640 SAP SE 319,253
16,449 Sinch AB*(a) 41,186
500 SRA Holdings 13,050
8,400 Systena Corp. 14,905
4,277 TeamViewer SE*(a) 63,686
7,838 Technology One, Ltd. 86,669
1,942 Temenos AG, Registered Shares 139,108
3,468 TomTom NV* 27,714
1,500 Trend Micro, Inc. 76,305
3,188 Truecaller AB, Class B* 9,743
12,001 Vista Group International, Ltd.* 14,333
605 Vitec Software Group AB, B Shares 31,410
44,000 Vobile Group, Ltd.* 9,064
1,200 WingArc1st, Inc. 24,175
623 WiseTech Global, Ltd. 38,141
1,966 WithSecure Oyj* 2,256
423 Xero, Ltd.* 36,749
3,090,199
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 22,725
16,866 Accent Group, Ltd. 22,308
11,667 Adairs, Ltd. 19,536
1,300 Adastria Co., Ltd. 32,937
900 Alpen Co., Ltd. 11,944
2,600 AOKI Holdings, Inc. 19,224
2,800 Aoyama Trading Co., Ltd. 30,967
3,270 ARCLANDS Corp. 38,186
1,137 Aritzia, Inc.* 31,397
1,006 ASOS plc*^ 4,867
1,143 Auto1 Group SE*(a) 5,404
2,500 Autobacs Seven Co., Ltd. 26,079
613 AutoCanada, Inc.* 12,166
2,778 Avolta AG* 115,604
621 BHG Group AB* 1,073
2,300 Bic Camera, Inc. 19,482
2,768 Bilia AB, A Shares 35,424
34,054 boohoo Group plc*^ 15,453
3,245 Byggmax Group AB* 10,916
2,609 Carasso Motors, Ltd. 12,534
16,294 Card Factory plc* 19,027
3,919 CECONOMY AG* 7,867
4,455 Cettire, Ltd.* 11,757
800 Chiyoda Co., Ltd. 4,689
32,200 Chow Tai Fook Jewellery Group, Ltd. 47,554
1,435 Clas Ohlson AB, B Shares 19,443
51,069 Currys plc* 39,091
4,700 DCM Holdings Co., Ltd. 45,479
928 Delek Automotive Systems, Ltd. 5,656
7,507 DFS Furniture plc 10,465
291 Dor Alon Energy in Israel 1988, Ltd. 6,060
2,929 Dunelm Group plc 41,900
5,584 Eagers Automotive, Ltd. 51,522
3,700 EDION Corp. 37,220
115,950 Esprit Holdings, Ltd.* 1,690
1,200 Fast Retailing Co., Ltd. 371,921
995 Fielmann Group AG 45,681
Shares Value
Common Stocks, continued
Specialty Retail, continued
917 Fnac Darty SA $ 28,689
280 Fox Wizel, Ltd. 26,195
4,126 Frasers Group plc* 42,264
2,300 Geo Holdings Corp. 28,826
100,000 Giordano International, Ltd. 26,343
7,052 H & M Hennes & Mauritz AB, Class B^ 115,275
10,860 Halfords Group plc 21,996
1,000 Honeys Holdings Co., Ltd. 11,436
485 Hornbach Holding AG & Co. KGaA 38,972
4,500 Hour Glass, Ltd. (The) 5,334
2,800 IDOM, Inc. 19,341
7,726 Industria de Diseno Textil SA 389,003
3,000 Istyle, Inc.* 10,286
3,610 JB Hi-Fi, Ltd. 151,128
47,264 JD Sports Fashion plc 80,118
700 JINS Holdings, Inc. 19,786
1,500 Joshin Denki Co., Ltd. 22,837
1,900 Joyful Honda Co., Ltd. 27,302
2,166 Kamux Corp. 13,539
744 Kid ASA(a) 9,740
58,089 Kingfisher plc 182,675
26,469 KMD Brands, Ltd. 8,697
900 Kohnan Shoji Co., Ltd. 25,975
1,600 Komeri Co., Ltd. 36,450
3,300 K's Holdings Corp. 28,351
1,766 Leon's Furniture, Ltd. 29,455
2,388 Lovisa Holdings, Ltd. 51,929
9,000 Luk Fook Holdings International, Ltd. 24,682
531 Maisons du Monde SA(a) 2,484
2,347 Matas A/S 39,863
1,681 MEKO AB 18,921
1,563 Mobilezone Holding AG, Registered Shares 25,738
6,515 N Brown Group plc* 1,315
1,800 Nextage Co., Ltd. 34,106
3,966 Nick Scali, Ltd. 39,795
1,900 Nishimatsuya Chain Co., Ltd. 30,250
500 Nitori Holdings Co., Ltd. 75,381
3,600 Nojima Corp. 40,143
28,290 Oriental Watch Holdings 12,945
2,000 PAL GROUP Holdings Co., Ltd. 33,974
13,517 Pets at Home Group plc 45,780
76,677 Pinewood Technologies Group plc* 37,155
3,411 Premier Investments, Ltd. 72,922
362 Retailors, Ltd. 8,868
2,100 Sanrio Co., Ltd. 40,400
600 Shimamura Co., Ltd. 34,216
2,100 Sleep Country Canada Holdings, Inc.(a) 46,376
5,578 Super Retail Group, Ltd. 58,534
3,968 Superdry plc* 1,432
900 T-Gaia Corp. 12,105
919 Unieuro SpA^(a) 8,759
1,600 United Arrows, Ltd. 20,624
5,000 USS Co., Ltd. 41,334
13,891 Vertu Motors plc 11,837
8,200 VT Holdings Co., Ltd. 29,012
8,991 Watches of Switzerland Group plc*(a) 40,748
4,054 WH Smith plc 67,350
8,059 Wickes Group plc 15,773
900 Workman Co., Ltd. 23,695

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
800 World Co., Ltd. $ 11,044
700 Xebio Holdings Co., Ltd. 4,468
12,508 XXL ASA*(a) 1,073
14,700 Yamada Holdings Co., Ltd. 42,579
800 Yellow Hat, Ltd. 10,467
2,010 Zalando SE*(a) 57,437
2,200 ZOZO, Inc. 54,604
3,885,379
Technology Hardware, Storage & Peripherals (0.3%):
48,648 ams-OSRAM AG 56,414
4,100 Brother Industries, Ltd. 76,200
3,100 Canon, Inc. 92,293
700 Eizo Corp. 23,785
1,800 Elecom Co., Ltd. 18,461
5,100 FUJIFILM Holdings Corp. 114,585
16,600 Konica Minolta, Inc. 54,282
960 Logitech International SA, Class R 85,922
4,000 MCJ Co., Ltd. 35,451
12,000 PC Partner Group, Ltd. 4,462
1,935 Quadient SA 39,773
9,400 Ricoh Co., Ltd. 83,713
600 Roland DG Corp. 21,488
3,800 Seiko Epson Corp. 66,385
900 Toshiba TEC Corp. 17,916
791,130
Textiles, Apparel & Luxury Goods (2.1%):
525 adidas AG 117,255
1,400 Asics Corp. 66,126
448 Bijou Brigitte AG 18,413
989 Brunello Cucinelli SpA 113,085
6,725 Burberry Group plc 103,151
364 Calida Holding AG, Registered Shares 11,783
408 Canada Goose Holdings, Inc.* 4,920
1,900 Canada Goose Holdings, Inc.* 22,908
18,000 Chow Sang Sang Holdings International, Ltd. 19,089
2,747 Cie Financiere Richemont SA, Registered Shares 420,290
35,102 Coats Group plc 35,906
485 Delta Galil, Ltd. 21,348
14,425 Dr. Martens plc 16,008
1,142 Gildan Activewear, Inc. 42,402
4,231 Gildan Activewear, Inc. 157,038
400 Goldwin, Inc. 25,447
900 Gunze, Ltd. 32,259
174 Hermes International SCA 446,012
2,058 HUGO BOSS AG 121,263
1,500 Japan Wool Textile Co., Ltd. (The) 14,410
607 Kering SA 239,893
700 Kurabo Industries, Ltd. 16,114
1,977 LVMH Moet Hennessy Louis Vuitton SE 1,787,827
1,211 Marimekko Oyj 16,237
1,891 Moncler SpA 141,067
2,958 New Wave Group AB, Class B 35,335
5,000 Onward Holdings Co., Ltd. 17,714
12,688 OVS SpA(a) 33,341
44,000 Pacific Textiles Holdings, Ltd. 7,089
3,804 Pandora A/S 614,549
5,300 PRADA SpA 41,995
2,690 Puma SE 121,919
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,277 Safilo Group SpA* $ 9,435
1,885 Salvatore Ferragamo SpA 22,920
40,200 Samsonite International SA*(a) 152,200
2,100 Sankyo Seiko Co., Ltd. 10,407
500 Sanyo Shokai, Ltd. 9,037
700 Seiko Group Corp. 18,869
17,500 Stella International Holdings, Ltd. 27,905
906 Swatch Group AG (The) 41,085
516 Swatch Group AG (The), Class BR 119,754
11,500 Texhong International Group, Ltd.* 6,292
60,000 Texwinca Holdings, Ltd. 5,601
3,200 TSI Holdings Co, Ltd. 16,648
5,500 Unitika, Ltd.* 6,050
377 Van de Velde NV 13,820
1,000 Wacoal Holdings Corp. 24,392
33,514 Yue Yuen Industrial Holdings, Ltd. 47,571
5,414,179
Tobacco (0.4%):
12,819 British American Tobacco plc 389,553
13,254 Imperial Brands plc 296,273
10,200 Japan Tobacco, Inc. 271,945
2,779 Scandinavian Tobacco Group A/S(a) 49,821
1,007,592
Trading Companies & Distributors (1.9%):
2,475 AddTech AB, B Shares 56,275
500 ADENTRA, Inc. 15,140
1,000 Alconix Corp. 9,493
1,271 Alligo AB, Class B 18,290
7,170 Ashtead Group plc 509,548
4,051 Ashtead Technology Holdings plc 38,886
859 Azelis Group NV 18,133
653 BayWa AG 17,712
2,058 Beijer Ref AB 30,519
1,271 Bergman & Beving AB 24,879
236 Bossard Holding AG, Registered Shares 57,281
2,633 Brenntag SE 221,766
955 Bufab AB 37,435
2,141 Bunzl plc 82,430
500 Chori Co., Ltd. 11,169
70,000 CSC Holdings, Ltd.* 250
1,200 Daiichi Jitsugyo Co., Ltd. 16,803
1,272 Diploma plc 59,829
4,000 Doman Building Materials Group, Ltd. 24,395
5,900 Finning International, Inc. 173,419
6,197 Grafton Group plc 78,371
1,100 Hanwa Co., Ltd. 42,949
16,039 Howden Joinery Group plc 183,369
1,797 IMCD NV 316,657
1,800 Inaba Denki Sangyo Co., Ltd. 41,735
1,800 Inabata & Co., Ltd. 37,913
3,700 ITOCHU Corp. 158,684
616 Jacquet Metals SACA 12,240
500 Japan Pulp & Paper Co., Ltd. 17,115
700 Kamei Corp. 9,538
900 Kanaden Corp. 9,001
1,700 Kanamoto Co., Ltd. 30,417
3,100 Kanematsu Corp. 52,911
5,400 Marubeni Corp. 93,539

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,500 Mitani Corp. $ 18,419
14,400 Mitsubishi Corp. 332,623
5,500 Mitsui & Co., Ltd. 257,009
800 Mitsui Matsushima Holdings Co., Ltd. 15,329
1,271 Momentum Group AB 15,381
3,800 MonotaRO Co., Ltd. 45,634
2,800 Nagase & Co., Ltd. 47,028
600 Nichiden Corp. 10,533
1,200 Nishio Holdings Co., Ltd. 30,647
3,414 OEM International AB, Class B 33,497
700 Onoken Co., Ltd. 8,668
22,000 Realord Group Holdings, Ltd.* 15,347
3,537 Reece, Ltd. 64,831
8,384 Rexel SA 226,222
2,192 Richelieu Hardware, Ltd. 68,945
5,840 RS GROUP plc 53,499
2,804 Russel Metals, Inc. 93,308
207 Scope Metals Group, Ltd.* 7,351
1,200 Senshu Electric Co., Ltd. 39,563
2,886 Seven Group Holdings, Ltd. 76,705
500 Shinsho Corp. 23,883
22,549 SIG plc* 8,309
3,300 Sojitz Corp. 86,967
409 Solar A/S, B Shares 19,679
17,864 Speedy Hire plc 5,721
7,200 Sumitomo Corp. 173,375
130,000 Theme International Holdings, Ltd.* 10,299
269 Thermador Groupe 25,622
1,965 Toromont Industries, Ltd. 189,115
2,100 Totech Corp. 41,719
3,300 Toyota Tsusho Corp. 226,580
9,570 Travis Perkins plc 88,054
1,000 Trusco Nakayama Corp. 16,934
800 Wajax Corp. 19,350
2,700 Wakita & Co., Ltd. 28,503
2,700 Yamazen Corp. 23,872
800 Yuasa Trading Co., Ltd. 27,922
4,984,534
Transportation Infrastructure (0.5%):
855 Aena SME SA(a) 168,287
410 Aeroports de Paris SA 56,166
14,039 Atlas Arteria, Ltd. 48,754
6,246 Auckland International Airport, Ltd. 31,114
6,757 Enav SpA(a) 28,280
822 Flughafen Zurich AG, Registered Shares 186,482
1,272 Fraport AG Frankfurt Airport Services Worldwide* 67,042
8,326 Getlink SE 141,694
1,618 Hamburger Hafen und Logistik AG* 28,982
182,200 Hutchison Port Holdings Trust, Class U 22,965
1,940 James Fisher & Sons plc* 6,389
700 Japan Airport Terminal Co., Ltd. 27,656
2,100 Kamigumi Co., Ltd. 46,199
1,400 Mitsubishi Logistics Corp. 45,329
400 Nissin Corp. 7,552
5,399 Port of Tauranga, Ltd. 17,416
33,590 Qube Holdings, Ltd. 74,779
7,976 SATS, Ltd.* 15,365
6,900 SIA Engineering Co., Ltd. 11,553
2,100 Sumitomo Warehouse Co., Ltd. (The) 35,305
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
14,732 Transurban Group $ 128,037
1,941 Westshore Terminals Investment Corp. 36,716
1,232,062
Water Utilities (0.1%):
7,001 Pennon Group plc 57,266
3,413 Severn Trent plc 106,481
45,000 SIIC Environment Holdings, Ltd. 5,468
9,321 United Utilities Group plc 121,173
290,388
Wireless Telecommunication Services (0.8%):
1,292 1&1 AG 22,324
27,529 Airtel Africa plc(a) 36,725
3,670 Cellcom Israel, Ltd.* 15,772
4,821 Freenet AG 135,635
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 11,360
14,500 KDDI Corp. 428,792
5,840 Millicom International Cellular SA* 119,048
1,000 Okinawa Cellular Telephone Co. 23,570
1,324 Orange Belgium SA* 19,580
8,995 Partner Communications Co., Ltd.* 39,219
4,751 Rogers Communications, Inc., Class B 194,684
1,242 Rogers Communications, Inc., Class B 50,922
35,000 SmarTone Telecommunications Holdings, Ltd. 17,136
19,300 SoftBank Corp. 247,895
4,600 SoftBank Group Corp. 274,933
21,800 StarHub, Ltd. 19,058
14,576 Tele2 AB, B Shares 119,722
373,231 Vodafone Group plc 330,393
2,106,768
Total Common Stocks (Cost $222,756,029) 255,870,448
Preferred Stocks (0.5%):
Automobile Components (0.0%
†
):
2,535 Schaeffler AG, 7.20% 17,090
Automobiles (0.3%):
839 Bayerische Motoren Werke AG, 8.57%, 5/15/20 89,950
657 Dr Ing hc F Porsche AG, 1.09%(a) 65,391
1,966 Porsche Automobil Holding SE, 5.21%, 5/20/20 104,198
3,723 Volkswagen AG, 7.13%, 5/8/20 493,693
753,232
Chemicals (0.0%
†
):
2,052 FUCHS SE 101,603
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.20% 20,985
Ground Transportation (0.0%
†
):
762 Sixt SE, 6.07% 55,897
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 0.37% 27,946
Household Products (0.1%):
1,709 Henkel AG & Co. KGaA, 2.48%, 4/21/20 137,329

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
Shares Value
Preferred Stocks, continued
Life Sciences Tools & Services (0.1%):
256 Sartorius AG, 0.39% $ 101,799
Machinery (0.0%
†
):
2,224 Jungheinrich AG 82,229
Total Preferred Stocks (Cost $1,289,740) 1,298,110
Contracts
Warrants (0.0%
†
):
Metals & Mining (0.0%
†
):
2,352 Arafura Rare Earths, Ltd., 6/20/25* 86
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) 86
Shares
Rights (0.0%
†
):
Household Durables (0.0%
†
):
5,576 Nobia AB, Expires on 4/18/24* 2,970
Shares Value
Rights, continued
Metals & Mining (0.0%
†
):
1,335 Syrah Resources, Ltd., Expires on 4/4/24* $ —
Total Rights (Cost $22,677) 2,970
Unaffiliated Investment Companies (1.2%):
Money Markets (1.2%):
2,726,830 BlackRock Liquidity FedFund, Institutional Class,
5.07%(c)(d) 2,726,830
313,571 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(d) 313,571
Total Unaffiliated Investment Companies (Cost $3,040,401) 3,040,401
Total Investment Securities
(Cost $227,108,847) — 100.1% 260,212,015
Net other assets (liabilities) — (0.1)% (361,622)
Net Assets — 100.0% $ 259,850,393
ADR—American Depository Receipt
NYS—New York Shares
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $2,522,174.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(d) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2024:
(Unaudited)
Country Percentage
Australia 6.4%
Austria 0.5%
Belgium 1.2%
Bermuda 0.1%
Cambodia —%
†
Canada 10.7%
Chile —%
†
China —%
†
Cyprus —%
†
Denmark 2.5%
Faroe Islands —%
†
Finland 1.4%
France 7.5%
Georgia —%
†
Germany 7.0%
Greece —%
†
Hong Kong 1.7%
Ireland 1.5%
Isle of Man —%
†
Israel 0.9%
Italy 2.4%
Japan 23.1%
Jersey —%
†
Jordan —%
†
Liechtenstein —%
†
Luxembourg 0.4%
Macau —%
†
Malaysia —%
†
Malta —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.9%
New Zealand 0.3%
Norway 0.7%
Peru —%
†
Poland —%
†
Portugal 0.3%
Russia —%
†
Singapore 1.0%
South Africa —%
†
Spain 2.6%
Sweden 2.7%
Switzerland 7.9%
Taiwan, Province Of China —%
†
Thailand —%
†
United Arab Emirates —%
†
United Kingdom 11.8%
United States 1.5%
100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (1.5%):
1,210 AAR Corp.* $ 72,443
358 AeroVironment, Inc.* 54,874
712 Astronics Corp.* 13,556
415 Astronics Corp., Class B* 7,499
733 Axon Enterprise, Inc.* 229,341
6,841 Boeing Co. (The)* 1,320,245
3,558 BWX Technologies, Inc. 365,122
685 CPI Aerostructures, Inc.* 1,603
1,414 Curtiss-Wright Corp. 361,899
625 Ducommun, Inc.* 32,062
2,977 General Dynamics Corp. 840,973
532 HEICO Corp. 101,612
904 HEICO Corp., Class A 139,162
1,670 Hexcel Corp. 121,660
6,183 Howmet Aerospace, Inc. 423,103
1,516 Huntington Ingalls Industries, Inc. 441,869
870 Kaman Corp. 39,907
6,214 Kratos Defense & Security Solutions, Inc.* 114,213
2,920 L3Harris Technologies, Inc. 622,252
4,305 Lockheed Martin Corp. 1,958,215
1,678 Mercury Systems, Inc.* 49,501
1,464 Moog, Inc., Class A 233,728
343 National Presto Industries, Inc. 28,743
1,734 Northrop Grumman Corp. 829,996
953 Park Aerospace Corp. 15,848
14,554 RTX Corp. 1,419,452
4,367 Textron, Inc. 418,926
655 TransDigm Group, Inc. 806,698
337 V2X, Inc.* 15,741
1,431 Woodward, Inc. 220,546
11,300,789
Air Freight & Logistics (0.6%):
3,159 Air Transport Services Group, Inc.* 43,468
3,852 CH Robinson Worldwide, Inc. 293,291
3,261 Expeditors International of Washington, Inc. 396,440
4,378 FedEx Corp. 1,268,482
1,224 Forward Air Corp. 38,078
4,705 GXO Logistics, Inc.* 252,941
3,293 Hub Group, Inc., Class A 142,323
3,266 Radiant Logistics, Inc.* 17,702
15,457 United Parcel Service, Inc., Class B 2,297,374
4,750,099
Automobile Components (0.4%):
3,555 Adient plc* 117,031
10,209 American Axle & Manufacturing Holdings, Inc.* 75,138
4,483 Aptiv plc* 357,071
4,723 Autoliv, Inc. 568,791
5,839 BorgWarner, Inc. 202,847
1,256 Cooper-Standard Holdings, Inc.* 20,799
5,990 Dana, Inc. 76,073
1,280 Dorman Products, Inc.* 123,379
1,423 Fox Factory Holding Corp.* 74,096
2,200 Garrett Motion, Inc.* 21,868
9,431 Gentex Corp. 340,648
999 Gentherm, Inc.* 57,522
15,806 Goodyear Tire & Rubber Co. (The)* 217,016
578 LCI Industries 71,129
Shares Value
Common Stocks, continued
Automobile Components, continued
2,540 Lear Corp. $ 367,995
3,637 Modine Manufacturing Co.* 346,206
1,190 Motorcar Parts of America, Inc.* 9,568
1,356 Patrick Industries, Inc. 162,001
1,374 Phinia, Inc. 52,803
2,366 QuantumScape Corp.* 14,882
616 Standard Motor Products, Inc. 20,667
587 Stoneridge, Inc.* 10,824
275 Strattec Security Corp.* 6,526
1,184 Visteon Corp.* 139,250
400 XPEL, Inc.* 21,608
3,475,738
Automobiles (0.8%):
53,283 Ford Motor Co. 707,598
17,688 General Motors Co. 802,151
8,524 Harley-Davidson, Inc. 372,840
4,690 Lucid Group, Inc.*^ 13,367
13,446 Rivian Automotive, Inc., Class A*^ 147,234
21,117 Tesla, Inc.* 3,712,157
2,301 Thor Industries, Inc. 269,999
1,509 Winnebago Industries, Inc. 111,666
6,137,012
Banks (4.5%):
859 1st Source Corp. 45,029
504 ACNB Corp. 18,950
1,092 Amalgamated Financial Corp. 26,208
661 American National Bankshares, Inc. 31,569
3,429 Ameris Bancorp 165,895
704 Ames National Corp. 14,207
1,076 Arrow Financial Corp. 26,922
8,497 Associated Banc-Corp. 182,770
4,209 Atlantic Union Bankshares Corp. 148,620
3,462 Axos Financial, Inc.* 187,086
3,663 Banc of California, Inc. 55,714
1,452 BancFirst Corp. 127,820
2,831 Bancorp, Inc. (The)* 94,725
86,104 Bank of America Corp. 3,265,064
1,028 Bank of Hawaii Corp. 64,137
724 Bank of Marin Bancorp 12,141
3,254 Bank of NT Butterfield & Son, Ltd. (The) 104,095
6,593 Bank OZK 299,718
1,591 BankFinancial Corp. 16,706
4,263 BankUnited, Inc. 119,364
2,014 Banner Corp. 96,672
433 Bar Harbor Bankshares 11,466
842 BCB Bancorp, Inc. 8,799
1,898 Berkshire Hills Bancorp, Inc. 43,502
2,482 BOK Financial Corp. 228,344
2,707 Brookline Bancorp, Inc. 26,962
977 Byline Bancorp, Inc. 21,220
74 C&F Financial Corp. 3,626
10,276 Cadence Bank 298,004
256 Cambridge Bancorp 17,449
843 Camden National Corp. 28,257
489 Capital City Bank Group, Inc. 13,545
10,139 Capitol Federal Financial, Inc. 60,428
1,023 Carter Bankshares, Inc.* 12,931

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
4,087 Cathay General Bancorp $ 154,611
1,402 Central Pacific Financial Corp. 27,689
377 Chemung Financial Corp. 16,015
23,038 Citigroup, Inc. 1,456,923
943 Citizens & Northern Corp. 17,710
6,163 Citizens Financial Group, Inc. 223,655
552 Citizens Holding Co. 4,339
604 City Holding Co. 62,949
938 Civista Bancshares, Inc. 14,426
735 CNB Financial Corp. 14,987
85 Codorus Valley Bancorp, Inc. 1,935
56 Colony Bankcorp, Inc. 644
4,298 Columbia Financial, Inc.* 73,969
191 Comerica, Inc. 10,503
3,093 Commerce Bancshares, Inc. 164,548
3,029 Community Bank System, Inc. 145,483
517 Community Trust Bancorp, Inc. 22,050
933 Community West Bancshares 18,557
1,154 ConnectOne Bancorp, Inc. 22,503
1,720 Cullen/Frost Bankers, Inc. 193,620
1,643 Customers Bancorp, Inc.* 87,178
2,243 CVB Financial Corp. 40,015
1,876 Dime Community Bancshares, Inc. 36,132
1,065 Eagle Bancorp, Inc. 25,017
2,719 East West Bancorp, Inc. 215,100
4,884 Eastern Bankshares, Inc. 67,302
2,103 Enterprise Financial Services Corp. 85,298
682 Equity Bancshares, Inc., Class A 23,440
855 ESSA Bancorp, Inc. 15,587
312 Evans Bancorp, Inc. 9,316
1,329 Farmers National Banc Corp. 17,755
1,860 FB Financial Corp. 70,048
15,437 Fifth Third Bancorp 574,411
1,053 Financial Institutions, Inc. 19,817
2,566 First Bancorp 92,684
8,462 First BanCorp 148,423
814 First Bancorp, Inc. (The) 20,057
611 First Bancshares, Inc. (The) 15,855
2,494 First Busey Corp. 59,981
664 First Business Financial Services, Inc. 24,900
408 First Capital, Inc. 11,832
109 First Citizens BancShares, Inc., Class A 178,215
6,217 First Commonwealth Financial Corp. 86,541
512 First Community Bankshares, Inc. 17,731
4,544 First Financial Bancorp 101,876
6,313 First Financial Bankshares, Inc. 207,130
536 First Financial Corp. 20,545
733 First Financial Northwest, Inc. 15,070
1,155 First Foundation, Inc. 8,720
7,191 First Hawaiian, Inc. 157,914
12,573 First Horizon Corp. 193,624
4,307 First Interstate BancSystem, Inc., Class A 117,193
3,120 First Merchants Corp. 108,888
660 First Mid Bancshares, Inc. 21,569
1,573 First of Long Island Corp. (The) 17,445
2,253 Flushing Financial Corp. 28,410
20,310 FNB Corp. 286,371
9,404 Fulton Financial Corp. 149,430
769 German American Bancorp, Inc. 26,638
Shares Value
Common Stocks, continued
Banks, continued
6,173 Glacier Bancorp, Inc. $ 248,648
397 Great Southern Bancorp, Inc. 21,764
16 Greene County Bancorp, Inc. 461
4,066 Hancock Whitney Corp. 187,199
2,408 Hanmi Financial Corp. 38,335
1,642 HarborOne Bancorp, Inc. 17,504
45 Hawthorn Bancshares, Inc. 919
636 HBT Financial, Inc. 12,109
2,376 Heartland Financial USA, Inc. 83,516
2,010 Heritage Commerce Corp. 17,246
1,197 Heritage Financial Corp. 23,210
2,750 Hilltop Holdings, Inc. 86,130
62 Hingham Institution For Savings (The)^ 10,817
11,467 Home BancShares, Inc. 281,744
628 HomeStreet, Inc. 9,451
484 HomeTrust Bancshares, Inc. 13,233
4,470 Hope Bancorp, Inc. 51,450
1,071 Horizon Bancorp, Inc. 13,741
17,788 Huntington Bancshares, Inc. 248,143
413 IF Bancorp, Inc. 6,819
855 Independent Bank Corp. 21,674
1,436 Independent Bank Corp. 74,701
2,348 Independent Bank Group, Inc. 107,186
3,500 International Bancshares Corp. 196,490
44,475 JPMorgan Chase & Co. 8,908,343
2,442 Kearny Financial Corp. 15,726
1,249 Kentucky First Federal Bancorp 4,771
10,493 KeyCorp 165,894
750 Lake Shore Bancorp, Inc.* 8,835
1,465 Lakeland Bancorp, Inc. 17,727
1,343 Lakeland Financial Corp. 89,068
607 Landmark Bancorp, Inc. 11,703
712 LCNB Corp. 11,349
1,274 Live Oak Bancshares, Inc. 52,884
3,506 M&T Bank Corp. 509,913
2,571 Macatawa Bank Corp. 25,170
472 Mercantile Bank Corp. 18,167
684 Metrocity Bankshares, Inc. 17,073
241 Midland States Bancorp, Inc. 6,056
638 MidWestOne Financial Group, Inc. 14,955
1,928 National Bank Holdings Corp., Class A 69,543
514 National Bankshares, Inc. 17,173
1,885 NBT Bancorp, Inc. 69,142
17,170 New York Community Bancorp, Inc. 55,287
373 Nicolet Bankshares, Inc. 32,074
1,501 Northfield Bancorp, Inc. 14,590
510 Northrim Bancorp, Inc. 25,760
7,376 Northwest Bancshares, Inc. 85,930
511 Norwood Financial Corp. 13,904
3,803 OceanFirst Financial Corp. 62,407
2,292 OFG Bancorp 84,369
440 Ohio Valley Banc Corp. 10,758
7,179 Old National Bancorp 124,986
2,225 Old Second Bancorp, Inc. 30,794
2,023 Origin Bancorp, Inc. 63,199
638 Orrstown Financial Services, Inc. 17,079
5,352 Pacific Premier Bancorp, Inc. 128,448
939 Park National Corp. 127,563
1,240 Pathward Financial, Inc. 62,595

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,165 Peapack-Gladstone Financial Corp. $ 28,344
546 Penns Woods Bancorp, Inc. 10,598
608 Peoples Bancorp of North Carolina, Inc. 16,933
1,117 Peoples Bancorp, Inc. 33,074
2,752 Pinnacle Financial Partners, Inc. 236,342
5,077 PNC Financial Services Group, Inc. (The) 820,443
3,211 Popular, Inc. 282,857
432 Preferred Bank 33,165
1,369 Premier Financial Corp. 27,791
707 Primis Financial Corp. 8,604
2,728 Prosperity Bancshares, Inc. 179,448
679 Provident Financial Holdings, Inc. 9,085
4,672 Provident Financial Services, Inc. 68,071
606 QCR Holdings, Inc. 36,808
487 RBB Bancorp 8,771
14,189 Regions Financial Corp. 298,537
2,793 Renasant Corp. 87,477
917 Republic Bancorp, Inc., Class A 46,767
420 Riverview Bancorp, Inc. 1,982
1,756 S&T Bancorp, Inc. 56,332
3,092 Sandy Spring Bancorp, Inc. 71,673
1,366 Seacoast Banking Corp. 34,683
1,767 ServisFirst Bancshares, Inc. 117,258
1,113 Shore Bancshares, Inc. 12,800
1,028 Sierra Bancorp 20,766
7,336 Simmons First National Corp., Class A 142,759
100 South Plains Financial, Inc. 2,676
561 Southern Missouri Bancorp, Inc. 24,521
950 Southside Bancshares, Inc. 27,769
2,760 SouthState Corp. 234,683
2,578 Stellar Bancorp, Inc. 62,800
1,764 Sterling Bancorp, Inc.* 9,102
1,460 Stock Yards Bancorp, Inc. 71,409
557 Summit Financial Group, Inc. 15,128
8,225 Synovus Financial Corp. 329,493
733 Territorial Bancorp, Inc. 5,908
1,319 Texas Capital Bancshares, Inc.* 81,184
9,473 TFS Financial Corp. 118,981
490 Tompkins Financial Corp. 24,642
4,196 Towne Bank 117,740
1,020 TriCo Bancshares 37,516
1,001 Triumph Financial, Inc.* 79,399
3,439 Truist Financial Corp. 134,052
559 TrustCo Bank Corp. 15,741
2,995 Trustmark Corp. 84,189
1,375 UMB Financial Corp. 119,611
7,589 United Bankshares, Inc. 271,610
6,479 United Community Banks, Inc. 170,527
1,190 United Security Bancshares 9,175
42 Unity Bancorp, Inc. 1,159
850 Univest Financial Corp. 17,697
20,714 US Bancorp 925,916
23,069 Valley National Bancorp 183,628
1,827 Veritex Holdings, Inc. 37,435
4,015 WaFd, Inc. 116,555
501 Washington Trust Bancorp, Inc. 13,467
6,354 Webster Financial Corp. 322,593
44,105 Wells Fargo & Co. 2,556,326
3,211 WesBanco, Inc. 95,720
Shares Value
Common Stocks, continued
Banks, continued
1,062 West BanCorp, Inc. $ 18,935
1,793 Westamerica BanCorp 87,642
2,129 Western Alliance Bancorp 136,661
1,498 Western New England BanCorp, Inc. 11,490
3,437 Wintrust Financial Corp. 358,788
3,462 WSFS Financial Corp. 156,275
2,715 Zions Bancorp NA 117,831
34,571,586
Beverages (1.3%):
145 Boston Beer Co., Inc. (The), Class A* 44,141
1,105 Brown-Forman Corp., Class A 58,510
5,467 Brown-Forman Corp., Class B 282,206
3,981 Celsius Holdings, Inc.* 330,104
55,551 Coca-Cola Co. (The) 3,398,610
325 Coca-Cola Consolidated, Inc. 275,083
1,746 Constellation Brands, Inc., Class A 474,493
3,686 Duckhorn Portfolio, Inc. (The)* 34,317
13,948 Keurig Dr Pepper, Inc. 427,785
838 MGP Ingredients, Inc. 72,177
4,528 Molson Coors Beverage Co., Class B 304,508
5,214 Monster Beverage Corp.* 309,086
1,921 National Beverage Corp.* 91,171
24,604 PepsiCo, Inc. 4,305,946
10,408,137
Biotechnology (2.1%):
26,364 AbbVie, Inc. 4,800,884
396 Adverum Biotechnologies, Inc.* 5,599
2,583 Agios Pharmaceuticals, Inc.* 75,527
3,000 Alector, Inc.* 18,060
6,056 Alkermes plc* 163,936
6,160 Allakos, Inc.* 7,762
4,027 Allogene Therapeutics, Inc.* 18,001
2,071 Alnylam Pharmaceuticals, Inc.* 309,511
4,823 Altimmune, Inc.* 49,098
7,509 Amgen, Inc. 2,134,959
955 AnaptysBio, Inc.* 21,507
955 Anika Therapeutics, Inc.* 24,257
4,012 Arcus Biosciences, Inc.* 75,747
1,763 Avidity Biosciences, Inc.* 44,992
3,076 Beam Therapeutics, Inc.* 101,631
2,115 Biogen, Inc.* 456,058
2,699 BioMarin Pharmaceutical, Inc.* 235,731
1,469 Bluebird Bio, Inc.* 1,880
5,471 CareDx, Inc.* 57,938
1,101 Celldex Therapeutics, Inc.* 46,209
3,031 CRISPR Therapeutics AG* 206,593
2,869 Deciphera Pharmaceuticals, Inc.* 45,129
1,534 Denali Therapeutics, Inc.* 31,478
7,054 Dynavax Technologies Corp.* 87,540
233 Eagle Pharmaceuticals, Inc.* 1,221
1,370 Editas Medicine, Inc.* 10,165
1,656 Emergent BioSolutions, Inc.* 4,190
585 Enanta Pharmaceuticals, Inc.* 10,214
3,380 Exact Sciences Corp.* 233,423
11,465 Exelixis, Inc.* 272,064
5,379 Fate Therapeutics, Inc.* 39,482
1,432 G1 Therapeutics, Inc.* 6,186
23,066 Gilead Sciences, Inc. 1,689,585

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
3,331 Halozyme Therapeutics, Inc.* $ 135,505
663 Ideaya Biosciences, Inc.* 29,092
2,196 Incyte Corp.* 125,106
961 Intellia Therapeutics, Inc.* 26,437
10,368 Iovance Biotherapeutics, Inc.* 153,654
1,306 iTeos Therapeutics, Inc.* 17,814
200 Kodiak Sciences, Inc.* 1,052
367 Krystal Biotech, Inc.* 65,300
3,563 Kura Oncology, Inc.* 75,999
1,457 Kymera Therapeutics, Inc.* 58,571
1,449 MacroGenics, Inc.* 21,329
3,239 Moderna, Inc.* 345,148
605 Mural Oncology plc* 2,958
3,861 Myriad Genetics, Inc.* 82,317
582 Natera, Inc.* 53,230
1,298 Neurocrine Biosciences, Inc.* 179,020
9,565 PDL BioPharma, Inc.* 11,382
4,602 Poseida Therapeutics, Inc.* 14,680
1,321 Prothena Corp. plc* 32,721
4,160 Recursion Pharmaceuticals, Inc., Class A* 41,475
1,374 Regeneron Pharmaceuticals, Inc.* 1,322,461
1,759 REGENXBIO, Inc.* 37,062
3,704 Relay Therapeutics, Inc.* 30,743
2,810 Replimune Group, Inc.* 22,958
4,502 REVOLUTION Medicines, Inc.* 145,100
1,042 Rocket Pharmaceuticals, Inc.* 28,072
1,793 Sage Therapeutics, Inc.* 33,601
2,916 Sangamo Therapeutics, Inc.* 1,954
555 Sarepta Therapeutics, Inc.* 71,850
1,802 SpringWorks Therapeutics, Inc.* 88,694
4,070 Twist Bioscience Corp.* 139,642
1,347 United Therapeutics Corp.* 309,433
1,179 Vanda Pharmaceuticals, Inc.* 4,846
1,406 Veracyte, Inc.* 31,157
2,136 Vertex Pharmaceuticals, Inc.* 892,869
2,800 Voyager Therapeutics, Inc.* 26,068
3,099 Xencor, Inc.* 68,581
2,020 Zentalis Pharmaceuticals, Inc.* 31,835
16,046,273
Broadline Retail (2.7%):
103,109 Amazon.com, Inc.* 18,598,801
1,406 Big Lots, Inc. 6,088
715 Dillard's, Inc., Class A 337,223
17,164 eBay, Inc. 905,916
2,683 Etsy, Inc.* 184,376
5,359 Kohl's Corp. 156,215
15,507 Macy's, Inc. 309,985
1,842 Nordstrom, Inc. 37,337
2,669 Ollie's Bargain Outlet Holdings, Inc.* 212,372
8,810 Qurate Retail, Inc., Class A* 10,836
20,759,149
Building Products (1.2%):
3,670 A O Smith Corp. 328,318
2,311 AAON, Inc. 203,599
2,768 Advanced Drainage Systems, Inc. 476,760
1,585 Allegion plc 213,515
1,489 Allegion plc 200,583
515 American Woodmark Corp.* 52,355
Shares Value
Common Stocks, continued
Building Products, continued
1,085 Apogee Enterprises, Inc. $ 64,232
1,623 Armstrong World Industries, Inc. 201,609
5,175 AZEK Co., Inc. (The)* 259,888
394 AZZ, Inc. 30,460
5,485 Builders FirstSource, Inc.* 1,143,897
1,147 Carlisle Cos., Inc. 449,452
12,777 Carrier Global Corp. 742,727
547 CSW Industrials, Inc. 128,326
2,444 Fortune Brands Innovations, Inc. 206,933
1,430 Gibraltar Industries, Inc.* 115,158
1,993 Griffon Corp. 146,167
7,176 Hayward Holdings, Inc.* 109,865
1,209 Insteel Industries, Inc. 46,208
4,309 Janus International Group, Inc.* 65,195
3,895 JELD-WEN Holding, Inc.* 82,691
7,684 Johnson Controls International plc 501,919
717 Lennox International, Inc. 350,441
3,336 Masco Corp. 263,144
681 Masonite International Corp.* 89,517
2,444 Masterbrand, Inc.* 45,801
3,785 Owens Corning 631,338
1,160 Quanex Building Products Corp. 44,579
5,771 Resideo Technologies, Inc.* 129,386
1,119 Simpson Manufacturing Co., Inc. 229,596
918 Tecnoglass, Inc. 47,764
2,828 Trane Technologies plc 848,966
2,554 Trex Co., Inc.* 254,761
2,368 UFP Industries, Inc. 291,288
8,996,438
Capital Markets (2.7%):
837 Affiliated Managers Group, Inc. 140,172
2,490 Ameriprise Financial, Inc. 1,091,716
1,507 Ares Management Corp., Class A 200,401
2,793 Artisan Partners Asset Management, Inc., Class A 127,836
1,892 AssetMark Financial Holdings, Inc.* 66,996
734 B Riley Financial, Inc.^ 15,539
15,742 Bank of New York Mellon Corp. (The) 907,054
14,510 BGC Group, Inc., Class A 112,743
1,300 BlackRock, Inc. 1,083,810
2,976 Blackstone, Inc. 390,957
902 Brightsphere Investment Group, Inc. 20,602
6,213 Carlyle Group, Inc. (The) 291,452
1,987 Cboe Global Markets, Inc. 365,071
24,035 Charles Schwab Corp. (The) 1,738,692
3,279 CME Group, Inc. 705,936
1,396 Cohen & Steers, Inc. 107,338
639 Coinbase Global, Inc., Class A* 169,412
190 Diamond Hill Investment Group, Inc. 29,292
1,257 Donnelley Financial Solutions, Inc.* 77,947
18 FactSet Research Systems, Inc. 8,179
2,374 Federated Hermes, Inc. 85,749
10,808 Franklin Resources, Inc. 303,813
4,153 Goldman Sachs Group, Inc. (The) 1,734,667
1,178 Hamilton Lane, Inc., Class A 132,831
211 Hennessy Advisors, Inc. 1,456
1,904 Houlihan Lokey, Inc. 244,074
855 Interactive Brokers Group, Inc. 95,512
5,250 Intercontinental Exchange, Inc. 721,507
16,075 Invesco, Ltd. 266,684

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
9,330 Janus Henderson Group plc $ 306,864
5,286 Jefferies Financial Group, Inc. 233,113
5,242 KKR & Co., Inc. 527,240
1,669 Lazard, Inc. 69,881
1,018 LPL Financial Holdings, Inc. 268,956
337 MarketAxess Holdings, Inc. 73,887
913 Moelis & Co., Class A 51,831
2,124 Moody's Corp. 834,796
16,459 Morgan Stanley 1,549,779
415 Morningstar, Inc. 127,974
64 MSCI, Inc. 35,869
9,300 Nasdaq, Inc. 586,830
3,545 Northern Trust Corp. 315,221
1,608 Open Lending Corp.* 10,066
365 Oppenheimer Holdings, Inc., Class A 14,571
1,002 Piper Sandler Cos. 198,887
394 PJT Partners, Inc., Class A 37,138
4,978 Raymond James Financial, Inc. 639,275
12,403 Robinhood Markets, Inc., Class A* 249,672
2,734 S&P Global, Inc. 1,163,180
4,050 SEI Investments Co. 291,195
660 Silvercrest Asset Management Group, Inc., Class A 10,435
5,415 State Street Corp. 418,688
2,598 StepStone Group, Inc., Class A 92,853
3,755 Stifel Financial Corp. 293,528
1,788 StoneX Group, Inc.* 125,625
4,711 T. Rowe Price Group, Inc. 574,365
1,319 Tradeweb Markets, Inc., Class A 137,400
1,975 Victory Capital Holdings, Inc., Class A 83,799
4,929 Virtu Financial, Inc., Class A 101,143
429 Virtus Investment Partners, Inc. 106,383
425 Westwood Holdings Group, Inc. 5,236
7,092 WisdomTree, Inc. 65,175
20,838,293
Chemicals (1.9%):
1,366 AdvanSix, Inc. 39,068
2,508 Air Products and Chemicals, Inc. 607,613
1,788 Albemarle Corp. 235,551
1,157 American Vanguard Corp. 14,983
16,744 Arcadium Lithium plc* 72,167
2,022 Ashland, Inc. 196,882
2,280 Aspen Aerogels, Inc.* 40,128
2,333 Avient Corp. 101,252
12,056 Axalta Coating Systems, Ltd.* 414,606
1,038 Balchem Corp. 160,838
2,577 Cabot Corp. 237,599
2,236 Celanese Corp. 384,279
9,084 CF Industries Holdings, Inc. 755,880
6,701 Chemours Co. (The) 175,968
10,687 Corteva, Inc. 616,319
15,153 Dow, Inc. 877,813
7,160 DuPont de Nemours, Inc. 548,957
4,969 Eastman Chemical Co. 497,993
2,419 Ecolab, Inc. 558,547
4,830 Ecovyst, Inc.* 53,855
11,145 Element Solutions, Inc. 278,402
1,647 FMC Corp. 104,914
1,394 HB Fuller Co. 111,158
8,216 Huntsman Corp. 213,862
Shares Value
Common Stocks, continued
Chemicals, continued
1,105 Ingevity Corp.* $ 52,709
976 Innospec, Inc. 125,845
4,364 International Flavors & Fragrances, Inc. 375,260
1,037 Intrepid Potash, Inc.* 21,632
783 Koppers Holdings, Inc. 43,198
2,011 Kronos Worldwide, Inc. 23,730
3,339 Linde plc 1,550,364
5,203 LSB Industries, Inc.* 45,682
11,113 LyondellBasell Industries NV, Class A 1,136,638
3,598 Mativ Holdings, Inc. 67,463
971 Minerals Technologies, Inc. 73,097
9,138 Mosaic Co. (The) 296,620
399 NewMarket Corp. 253,213
8,944 Olin Corp. 525,907
3,864 Orion SA 90,881
4,945 PPG Industries, Inc. 716,531
566 Quaker Chemical Corp. 116,172
3,631 Rayonier Advanced Materials, Inc.* 17,356
2,563 RPM International, Inc. 304,869
1,384 Sensient Technologies Corp. 95,759
4,080 Sherwin-Williams Co. (The) 1,417,106
569 Stepan Co. 51,233
1,279 Trinseo plc 4,835
8,722 Tronox Holdings plc 151,327
1,374 Westlake Corp. 209,947
15,066,008
Commercial Services & Supplies (0.9%):
2,950 ABM Industries, Inc. 131,629
2,927 ACCO Brands Corp. 16,420
1,452 Brady Corp., Class A 86,075
1,624 Brink's Co. (The) 150,025
2,141 Casella Waste Systems, Inc.* 211,681
2,003 CECO Environmental Corp.* 46,109
1,318 Cimpress plc* 116,656
1,404 Cintas Corp. 964,590
433 Civeo Corp. 11,626
1,694 Clean Harbors, Inc.* 341,019
7,411 Copart, Inc.* 429,245
1,498 Deluxe Corp. 30,844
720 Driven Brands Holdings, Inc.* 11,369
1,613 Ennis, Inc. 33,083
2,503 Enviri Corp.* 22,902
2,148 Healthcare Services Group, Inc.* 26,807
2,460 HNI Corp. 111,020
2,041 Interface, Inc. 34,330
1,736 Liquidity Services, Inc.* 32,290
919 Matthews International Corp., Class A 28,563
3,432 MillerKnoll, Inc. 84,976
400 Montrose Environmental Group, Inc.* 15,668
691 MSA Safety, Inc. 133,771
1,552 NL Industries, Inc. 11,376
5,118 OPENLANE, Inc.* 88,541
4,238 Pitney Bowes, Inc. 18,351
2,606 Quad/Graphics, Inc. 13,838
4,116 Republic Services, Inc. 787,967
8,305 Rollins, Inc. 384,272
503 SP Plus Corp.* 26,267
2,563 Steelcase, Inc., Class A 33,524
3,518 Stericycle, Inc.* 185,575

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,527 Tetra Tech, Inc. $ 282,052
615 UniFirst Corp. 106,659
2,205 Veralto Corp. 195,495
5,416 Vestis Corp. 104,366
1,003 Viad Corp.* 39,608
824 VSE Corp. 65,920
7,619 Waste Management, Inc. 1,623,990
7,038,499
Communications Equipment (0.7%):
752 Applied Optoelectronics, Inc.* 10,423
2,313 Arista Networks, Inc.* 670,724
1,990 Calix, Inc.* 65,989
4,765 Ciena Corp.* 235,629
61,329 Cisco Systems, Inc. 3,060,930
756 Comtech Telecommunications Corp.* 2,593
1,262 Digi International, Inc.* 40,296
4,340 Extreme Networks, Inc.* 50,084
1,768 F5, Inc.* 335,195
2,194 Harmonic, Inc.* 29,487
2,944 Infinera Corp.* 17,752
12,006 Juniper Networks, Inc. 444,942
909 KVH Industries, Inc.* 4,636
1,780 Lumentum Holdings, Inc.* 84,283
1,185 Motorola Solutions, Inc. 420,651
1,010 NETGEAR, Inc.* 15,928
2,564 NetScout Systems, Inc.* 55,998
3,679 Ribbon Communications, Inc.* 11,773
2,004 Viasat, Inc.* 36,252
7,865 Viavi Solutions, Inc.* 71,493
5,665,058
Construction & Engineering (0.6%):
2,920 AECOM 286,394
1,759 Ameresco, Inc., Class A* 42,445
7,278 API Group Corp.* 285,807
2,696 Arcosa, Inc. 231,479
455 Argan, Inc. 22,996
125 Cadeler A/S, ADR* 2,268
1,057 Comfort Systems USA, Inc. 335,819
1,733 Concrete Pumping Holdings, Inc.* 13,691
1,213 Construction Partners, Inc., Class A* 68,110
959 Dycom Industries, Inc.* 137,645
1,114 EMCOR Group, Inc. 390,123
5,880 Fluor Corp.* 248,606
1,277 Granite Construction, Inc. 72,955
2,266 Great Lakes Dredge & Dock Corp.* 19,828
656 IES Holdings, Inc.* 79,796
1,682 MasTec, Inc.* 156,846
1,750 Matrix Service Co.* 22,802
9,107 MDU Resources Group, Inc. 229,496
487 MYR Group, Inc.* 86,077
2,101 Orion Group Holdings, Inc.* 17,228
2,465 Primoris Services Corp. 104,935
2,951 Quanta Services, Inc. 766,670
1,469 Sterling Infrastructure, Inc.* 162,045
1,648 Tutor Perini Corp.* 23,830
653 Valmont Industries, Inc. 149,067
Shares Value
Common Stocks, continued
Construction & Engineering, continued
7,973 WillScot Mobile Mini Holdings Corp.* $ 370,744
4,327,702
Construction Materials (0.3%):
961 Eagle Materials, Inc. 261,152
2,276 Knife River Corp.* 184,538
1,198 Martin Marietta Materials, Inc. 735,500
6,589 Summit Materials, Inc., Class A* 293,672
131 United States Lime & Minerals, Inc. 39,056
2,753 Vulcan Materials Co. 751,349
2,265,267
Consumer Finance (0.9%):
12,905 Ally Financial, Inc. 523,814
8,402 American Express Co. 1,913,051
283 Atlanticus Holdings Corp.* 8,374
2,807 Bread Financial Holdings, Inc. 104,533
6,566 Capital One Financial Corp. 977,612
1,912 Consumer Portfolio Services, Inc.* 14,455
445 Credit Acceptance Corp.* 245,440
8,241 Discover Financial Services 1,080,313
1,171 Encore Capital Group, Inc.* 53,409
1,657 Enova International, Inc.* 104,109
3,948 EZCORP, Inc., Class A* 44,731
1,863 FirstCash Holdings, Inc. 237,607
1,425 Green Dot Corp., Class A* 13,295
5,431 LendingClub Corp.* 47,738
194 LendingTree, Inc.* 8,214
3,504 Navient Corp. 60,970
543 Nelnet, Inc., Class A 51,395
750 Nicholas Financial, Inc.* 5,070
6,152 OneMain Holdings, Inc. 314,306
2,635 PRA Group, Inc.* 68,721
2,187 PROG Holdings, Inc. 75,320
568 Regional Management Corp. 13,751
9,722 SLM Corp. 211,842
5,685 SoFi Technologies, Inc.* 41,501
9,833 Synchrony Financial 423,999
237 World Acceptance Corp.* 34,360
6,677,930
Consumer Staples Distribution & Retail (1.8%):
6,299 Albertsons Cos., Inc., Class A 135,050
1,610 Andersons, Inc. (The) 92,366
235 Casey's General Stores, Inc. 74,836
1,143 Chefs' Warehouse, Inc. (The)* 43,045
4,838 Costco Wholesale Corp. 3,544,464
2,890 Dollar General Corp. 451,013
3,349 Dollar Tree, Inc.* 445,919
3,350 Grocery Outlet Holding Corp.* 96,413
613 Ingles Markets, Inc., Class A 47,005
30,020 Kroger Co. (The) 1,715,043
1,720 Natural Grocers by Vitamin Cottage, Inc. 31,046
6,170 Performance Food Group Co.* 460,529
1,664 PriceSmart, Inc. 139,776
2,949 SpartanNash Co. 59,599
4,748 Sprouts Farmers Market, Inc.* 306,151
10,148 Sysco Corp. 823,815
6,269 Target Corp. 1,110,929
3,889 United Natural Foods, Inc.* 44,685

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
9,233 US Foods Holding Corp.* $ 498,305
738 Village Super Market, Inc., Class A 21,114
8,238 Walgreens Boots Alliance, Inc. 178,682
54,687 Walmart, Inc. 3,290,517
857 Weis Markets, Inc. 55,191
13,665,493
Containers & Packaging (0.7%):
48,834 Amcor plc 464,411
2,442 AptarGroup, Inc. 351,379
2,194 Avery Dennison Corp. 489,810
6,230 Ball Corp. 419,653
6,043 Berry Global Group, Inc. 365,481
2,919 Crown Holdings, Inc. 231,360
15,239 Graphic Packaging Holding Co. 444,674
930 Greif, Inc., Class A 64,217
710 Greif, Inc., Class B 49,359
8,091 International Paper Co. 315,711
1,253 Myers Industries, Inc. 29,032
9,822 O-I Glass, Inc.* 162,947
3,411 Packaging Corp. of America 647,340
3,647 Sealed Air Corp. 135,668
3,186 Silgan Holdings, Inc. 154,712
4,151 Sonoco Products Co. 240,094
2,518 TriMas Corp. 67,306
10,188 Westrock Co. 503,797
5,136,951
Distributors (0.2%):
4,649 Genuine Parts Co. 720,270
4,400 LKQ Corp. 235,004
659 Pool Corp. 265,906
811 Weyco Group, Inc. 25,855
1,247,035
Diversified Consumer Services (0.3%):
28,860 ADT, Inc. 193,939
2,373 Adtalem Global Education, Inc.* 121,972
541 American Public Education, Inc.* 7,682
1,957 Bright Horizons Family Solutions, Inc.* 221,846
418 Carriage Services, Inc. 11,303
5,672 Chegg, Inc.* 42,937
6,110 Coursera, Inc.* 85,662
3,669 Frontdoor, Inc.* 119,536
112 Graham Holdings Co., Class B 85,980
959 Grand Canyon Education, Inc.* 130,626
4,616 H&R Block, Inc. 226,692
6,794 Laureate Education, Inc. 98,989
2,547 Mister Car Wash, Inc.* 19,739
2,352 OneSpaWorld Holdings, Ltd.* 31,117
2,522 Perdoceo Education Corp. 44,286
5,854 Service Corp. International 434,425
825 Strategic Education, Inc. 85,899
2,112 Stride, Inc.* 133,162
1,696 Universal Technical Institute, Inc.* 27,034
2,122,826
Diversified Telecommunication Services (1.0%):
398 Anterix, Inc.* 13,377
124,113 AT&T, Inc. 2,184,389
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
461 ATN International, Inc. $ 14,524
1,203 Cogent Communications Holdings, Inc. 78,592
4,558 Consolidated Communications Holdings, Inc.* 19,691
6,010 EchoStar Corp., Class A* 85,643
7,588 Frontier Communications Parent, Inc.* 185,906
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 40,835
3,409 Iridium Communications, Inc. 89,179
1,489 Liberty Latin America, Ltd., Class A* 10,378
8,852 Liberty Latin America, Ltd., Class C* 61,875
26,553 Lumen Technologies, Inc.* 41,423
1,333 Shenandoah Telecommunications Co. 23,154
110,642 Verizon Communications, Inc. 4,642,538
7,491,504
Electric Utilities (1.1%):
1,925 ALLETE, Inc. 114,807
3,861 Alliant Energy Corp. 194,594
6,241 American Electric Power Co., Inc. 537,350
2,629 Avangrid, Inc. 95,801
4,116 Constellation Energy Corp. 760,843
8,467 Duke Energy Corp. 818,843
5,190 Edison International 367,089
2,869 Entergy Corp. 303,196
4,141 Evergy, Inc. 221,047
3,165 Eversource Energy 189,172
12,598 Exelon Corp. 473,307
8,401 FirstEnergy Corp. 324,447
1,272 Genie Energy, Ltd., Class B 19,182
1,318 Hawaiian Electric Industries, Inc. 14,854
1,110 IDACORP, Inc. 103,108
1,299 MGE Energy, Inc. 102,257
19,747 NextEra Energy, Inc. 1,262,031
4,318 NRG Energy, Inc. 292,285
5,640 OGE Energy Corp. 193,452
1,274 Otter Tail Corp. 110,074
28,498 PG&E Corp. 477,626
3,288 Pinnacle West Capital Corp. 245,712
2,033 PNM Resources, Inc. 76,522
1,923 Portland General Electric Co. 80,766
10,089 PPL Corp. 277,750
11,604 Southern Co. (The) 832,471
7,883 Xcel Energy, Inc. 423,711
8,912,297
Electrical Equipment (0.9%):
1,082 Acuity Brands, Inc. 290,766
424 Allient, Inc. 15,128
4,623 AMETEK, Inc. 845,547
1,778 Atkore, Inc. 338,460
3,300 Eaton Corp. plc 1,031,844
5,341 Emerson Electric Co. 605,776
844 Encore Wire Corp. 221,786
1,312 EnerSys 123,931
9,782 FuelCell Energy, Inc.* 11,641
1,659 Generac Holdings, Inc.* 209,266
14,859 GrafTech International, Ltd. 20,505
1,003 Hubbell, Inc. 416,295
1,831 LSI Industries, Inc. 27,685
2,129 NEXTracker, Inc., Class A* 119,799

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
5,927 nVent Electric plc $ 446,896
14,602 Plug Power, Inc.* 50,231
606 Powell Industries, Inc. 86,234
400 Preformed Line Products Co. 51,468
2,091 Regal Rexnord Corp. 376,589
2,250 Rockwell Automation, Inc. 655,492
7,206 Sensata Technologies Holding plc 264,748
3,376 Shoals Technologies Group, Inc., Class A* 37,744
5,277 SunPower Corp.*^ 15,831
11,971 Sunrun, Inc.* 157,778
1,298 Thermon Group Holdings, Inc.* 42,471
3,331 Vertiv Holdings Co., Class A 272,043
1,148 Vicor Corp.* 43,900
6,779,854
Electronic Equipment, Instruments & Components (1.2%):
1,470 Advanced Energy Industries, Inc. 149,911
7,176 Amphenol Corp., Class A 827,752
3,284 Arrow Electronics, Inc.* 425,147
5,071 Avnet, Inc. 251,420
888 Badger Meter, Inc. 143,687
550 Bel Fuse, Inc., Class B 33,170
1,317 Belden, Inc. 121,967
1,054 Benchmark Electronics, Inc. 31,631
3,354 CDW Corp. 857,886
3,610 Cognex Corp. 153,136
1,971 Coherent Corp.* 119,482
17,152 Corning, Inc. 565,330
1,637 Crane NXT Co. 101,330
1,576 CTS Corp. 73,741
2,838 Daktronics, Inc.* 28,266
1,413 ePlus, Inc.* 110,977
1,439 Fabrinet* 272,000
392 FARO Technologies, Inc.* 8,432
12,223 Flex, Ltd.* 349,700
640 Frequency Electronics, Inc.* 6,970
1,278 Insight Enterprises, Inc.* 237,095
1,164 IPG Photonics Corp.* 105,563
2,007 Itron, Inc.* 185,688
4,558 Jabil, Inc. 610,544
2,920 Keysight Technologies, Inc.* 456,630
1,603 Kimball Electronics, Inc.* 34,705
5,811 Knowles Corp.* 93,557
672 Littelfuse, Inc. 162,859
1,471 Methode Electronics, Inc. 17,917
1,008 Novanta, Inc.* 176,168
594 OSI Systems, Inc.* 84,835
770 PAR Technology Corp.* 34,927
1,121 PC Connection, Inc. 73,908
1,323 Plexus Corp.* 125,447
771 Rogers Corp.* 91,510
2,630 Sanmina Corp.* 163,533
738 ScanSource, Inc.* 32,501
2,341 TD SYNNEX Corp. 264,767
4,283 TE Connectivity, Ltd. 622,063
846 Teledyne Technologies, Inc.* 363,205
3,693 Trimble, Inc.* 237,681
5,237 TTM Technologies, Inc.* 81,959
5,343 Vishay Intertechnology, Inc. 121,179
4,805 Vontier Corp. 217,955
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
540 Zebra Technologies Corp.* $ 162,778
9,390,909
Energy Equipment & Services (0.8%):
6,728 Archrock, Inc. 132,340
22,576 Baker Hughes Co. 756,296
519 Bristow Group, Inc.* 14,117
562 Cactus, Inc., Class A 28,151
6,139 ChampionX Corp. 220,329
1,337 Core Laboratories, Inc. 22,836
562 DMC Global, Inc.* 10,953
1,028 Dril-Quip, Inc.* 23,161
1,095 Expro Group Holdings NV* 21,867
306 Forum Energy Technologies, Inc.* 6,114
760 Geospace Technologies Corp.* 10,024
1,086 Gulf Island Fabrication, Inc.* 7,982
34,240 Halliburton Co. 1,349,741
5,456 Helix Energy Solutions Group, Inc.* 59,143
2,819 Helmerich & Payne, Inc. 118,567
11,498 Liberty Energy, Inc. 238,239
1,436 Mammoth Energy Services, Inc.* 5,227
734 Nabors Industries, Ltd.* 63,219
935 Natural Gas Services Group, Inc.* 18,167
4,799 Newpark Resources, Inc.* 34,649
9,191 NOV, Inc. 179,408
5,115 Oceaneering International, Inc.* 119,691
3,066 Oil States International, Inc.* 18,887
2,926 Patterson-UTI Energy, Inc. 34,936
8,148 ProPetro Holding Corp.* 65,836
10,425 RPC, Inc. 80,689
19,506 Schlumberger NV 1,069,124
493 SEACOR Marine Holdings, Inc.* 6,872
3,974 Select Water Solutions, Inc. 36,680
16,526 TechnipFMC plc 414,968
4,086 TETRA Technologies, Inc.* 18,101
2,580 Tidewater, Inc.* 237,360
32,945 Transocean, Ltd.* 206,895
4,546 US Silica Holdings, Inc.* 56,416
2,181 Valaris, Ltd.* 164,142
3,081 Weatherford International plc* 355,609
6,206,736
Entertainment (1.0%):
1,869 Atlanta Braves Holdings, Inc.* 73,003
247 Atlanta Braves Holdings, Inc.* 10,349
6,453 Cinemark Holdings, Inc.* 115,960
5,516 Electronic Arts, Inc. 731,808
1,993 Endeavor Group Holdings, Inc., Class A 51,280
2,645 IMAX Corp.* 42,770
619 Liberty Media Corp.-Liberty Formula One* 36,360
2,702 Liberty Media Corp.-Liberty Formula One* 177,251
2,653 Liberty Media Corp.-Liberty Live* 116,255
1,139 Liberty Media Corp.-Liberty Live* 48,237
2,111 Lions Gate Entertainment Corp., Class A* 21,004
4,430 Lions Gate Entertainment Corp., Class B* 41,243
3,788 Live Nation Entertainment, Inc.* 400,657
894 Madison Square Garden Entertainment Corp.* 35,054
519 Madison Square Garden Sports Corp.* 95,766
1,459 Marcus Corp. (The) 20,805
3,357 Netflix, Inc.* 2,038,807

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
3,472 Playtika Holding Corp. $ 24,478
1,419 Reading International, Inc., Class A* 2,611
4,024 ROBLOX Corp., Class A* 153,636
454 Roku, Inc.* 29,587
894 Sphere Entertainment Co.* 43,878
752 Spotify Technology SA* 198,453
2,974 Take-Two Interactive Software, Inc.* 441,609
988 TKO Group Holdings, Inc. 85,373
20,258 Walt Disney Co. (The) 2,478,769
34,743 Warner Bros Discovery, Inc.* 303,306
2,097 Warner Music Group Corp., Class A 69,243
7,887,552
Financial Services (3.7%):
13,003 Affirm Holdings, Inc.* 484,492
981 A-Mark Precious Metals, Inc. 30,107
3,955 Apollo Global Management, Inc. 444,740
6,202 AvidXchange Holdings, Inc.* 81,556
19,826 Berkshire Hathaway, Inc., Class B* 8,337,229
3,322 Block, Inc.* 280,975
252 BM Technologies, Inc.* 416
1,635 Cannae Holdings, Inc.* 36,362
687 Cass Information Systems, Inc. 33,093
2,189 Corebridge Financial, Inc. 62,890
1,235 Enact Holdings, Inc. 38,507
9,536 Equitable Holdings, Inc. 362,463
6,088 Essent Group, Ltd. 362,297
1,694 Euronet Worldwide, Inc.* 186,221
3,577 EVERTEC, Inc. 142,722
403 Federal Agricultural Mortgage Corp., Class C 79,343
12,065 Fidelity National Information Services, Inc. 894,982
6,830 Fiserv, Inc.* 1,091,571
2,700 Flywire Corp.* 66,987
5,511 Global Payments, Inc. 736,600
1,101 I3 Verticals, Inc., Class A* 25,202
1,320 International Money Express, Inc.* 30,136
1,539 Jack Henry & Associates, Inc. 267,370
3,895 Jackson Financial, Inc., Class A 257,615
27,585 Marqeta, Inc., Class A* 164,407
11,847 Mastercard, Inc., Class A 5,705,160
988 Merchants Bancorp 42,662
16,357 MGIC Investment Corp. 365,742
1,888 Mr Cooper Group, Inc.* 147,170
4,617 NCR Atleos Corp.* 91,186
4,107 NMI Holdings, Inc., Class A* 132,820
465 Ocwen Financial Corp.* 12,560
9,963 PayPal Holdings, Inc.* 667,421
1,468 Paysafe, Ltd.* 23,180
2,818 PennyMac Financial Services, Inc. 256,692
8,853 Radian Group, Inc. 296,310
995 Remitly Global, Inc.* 20,636
3,168 Repay Holdings Corp.* 34,848
4,694 Rocket Cos., Inc., Class A* 68,298
1,495 Shift4 Payments, Inc., Class A* 98,775
5,111 Toast, Inc., Class A* 127,366
19,927 Visa, Inc., Class A 5,561,227
4,007 Voya Financial, Inc. 296,197
1,074 Walker & Dunlop, Inc. 108,538
728 Waterstone Financial, Inc. 8,860
6,143 Western Union Co. (The) 85,879
Shares Value
Common Stocks, continued
Financial Services, continued
446 WEX, Inc.* $ 105,938
28,755,748
Food Products (1.0%):
1,309 Archer-Daniels-Midland Co. 82,218
2,035 B&G Foods, Inc. 23,280
3,050 Bunge Global SA 312,686
270 Calavo Growers, Inc. 7,509
2,277 Cal-Maine Foods, Inc. 134,001
8,996 Campbell Soup Co. 399,872
6,563 Conagra Brands, Inc. 194,527
6,345 Darling Ingredients, Inc.* 295,106
1,004 Farmer Bros. Co.* 3,584
7,922 Flowers Foods, Inc. 188,148
2,403 Fresh Del Monte Produce, Inc. 62,262
1,992 Freshpet, Inc.* 230,793
9,484 General Mills, Inc. 663,596
5,693 Hain Celestial Group, Inc. (The)* 44,747
3,050 Hershey Co. (The) 593,225
6,327 Hormel Foods Corp. 220,749
1,283 Ingredion, Inc. 149,919
566 J & J Snack Foods Corp. 81,821
2,407 JM Smucker Co. (The) 302,969
300 John B Sanfilippo & Son, Inc. 31,776
8,431 Kellanova 483,012
11,485 Kraft Heinz Co. (The) 423,797
3,361 Lamb Weston Holdings, Inc. 358,047
452 Lancaster Colony Corp. 93,849
3,531 McCormick & Co., Inc. 271,216
778 McCormick & Co., Inc. MD 60,233
3,145 Mission Produce, Inc.* 37,331
15,451 Mondelez International, Inc., Class A 1,081,570
4,602 Pilgrim's Pride Corp.* 157,941
2,182 Post Holdings, Inc.* 231,903
20 Seaboard Corp. 64,478
266 Seneca Foods Corp., Class A* 15,135
3,330 Simply Good Foods Co. (The)* 113,320
1,104 Tootsie Roll Industries, Inc. 35,366
1,935 TreeHouse Foods, Inc.* 75,368
4,785 Tyson Foods, Inc., Class A 281,023
1,200 Utz Brands, Inc. 22,128
1,400 Vital Farms, Inc.* 32,550
2,207 WK Kellogg Co. 41,492
7,902,547
Gas Utilities (0.2%):
2,126 Atmos Energy Corp. 252,718
785 Chesapeake Utilities Corp. 84,230
2,252 National Fuel Gas Co. 120,977
4,288 New Jersey Resources Corp. 183,998
1,716 Northwest Natural Holding Co. 63,870
1,836 ONE Gas, Inc. 118,477
232 RGC Resources, Inc. 4,696
944 Southwest Gas Holdings, Inc. 71,867
1,603 Spire, Inc. 98,376
7,935 UGI Corp. 194,725
1,193,934
Ground Transportation (1.2%):
957 ArcBest Corp. 136,373

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
678 Avis Budget Group, Inc. $ 83,028
419 Covenant Logistics Group, Inc. 19,425
31,130 CSX Corp. 1,153,989
1,925 Heartland Express, Inc. 22,985
19,110 Hertz Global Holdings, Inc.* 149,631
3,565 JB Hunt Transport Services, Inc. 710,326
5,657 Knight-Swift Transportation Holdings, Inc. 311,248
1,241 Landstar System, Inc. 239,215
4,222 Marten Transport, Ltd. 78,023
1,515 Norfolk Southern Corp. 386,128
2,842 Old Dominion Freight Line, Inc. 623,279
1,600 PAM Transportation Services, Inc.* 25,936
4,704 RXO, Inc.* 102,876
1,902 Ryder System, Inc. 228,601
411 Saia, Inc.* 240,435
3,510 Schneider National, Inc., Class B 79,466
11,706 Uber Technologies, Inc.* 901,245
1,170 U-Haul Holding Co.* 79,022
3,356 U-Haul Holding Co. 223,778
11,829 Union Pacific Corp. 2,909,106
586 Universal Logistics Holdings, Inc. 21,606
2,380 Werner Enterprises, Inc. 93,106
2,834 XPO, Inc.* 345,833
9,164,660
Health Care Equipment & Supplies (1.9%):
16,521 Abbott Laboratories 1,877,777
2,269 Accuray, Inc.* 5,604
977 Align Technology, Inc.* 320,378
912 AngioDynamics, Inc.* 5,353
1,619 Artivion, Inc.* 34,258
1,507 AtriCure, Inc.* 45,843
36 Atrion Corp. 16,688
2,829 Avanos Medical, Inc.* 56,325
744 Axonics, Inc.* 51,314
8,180 Baxter International, Inc. 349,613
3,200 Becton Dickinson & Co. 791,840
14,346 Boston Scientific Corp.* 982,558
1,265 CONMED Corp. 101,301
2,632 Cooper Cos., Inc. (The) 267,043
7,906 DENTSPLY SIRONA, Inc. 262,400
2,612 Dexcom, Inc.* 362,284
4,976 Edwards Lifesciences Corp.* 475,507
994 Embecta Corp. 13,190
1,499 Enovis Corp.* 93,613
7,392 Envista Holdings Corp.* 158,041
4,567 GE HealthCare Technologies, Inc. 415,186
1,246 Glaukos Corp.* 117,485
3,817 Globus Medical, Inc.* 204,744
1,142 Haemonetics Corp.* 97,470
2,894 Hologic, Inc.* 225,616
1,288 IDEXX Laboratories, Inc.* 695,430
516 Inari Medical, Inc.* 24,758
433 Inogen, Inc.* 3,494
515 Insulet Corp.* 88,271
1,895 Integer Holdings Corp.* 221,109
3,384 Integra LifeSciences Holdings Corp.* 119,963
2,221 Intuitive Surgical, Inc.* 886,379
1,817 Lantheus Holdings, Inc.* 113,090
809 LeMaitre Vascular, Inc. 53,685
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
725 LENSAR, Inc.* $ 2,574
2,659 LivaNova plc* 148,745
692 Masimo Corp.* 101,620
14,589 Medtronic plc 1,271,431
2,177 Merit Medical Systems, Inc.* 164,908
3,060 Neogen Corp.* 48,287
600 Nevro Corp.* 8,664
128 OmniAb Operations, Inc. - Vesting 12.5*(a) —
128 OmniAb Operations, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 57,700
2,205 OraSure Technologies, Inc.* 13,561
825 Orthofix Medical, Inc.* 11,979
1,309 OrthoPediatrics Corp.* 38,170
768 Penumbra, Inc.* 171,402
1,925 ResMed, Inc. 381,208
180 Shockwave Medical, Inc.* 58,613
1,569 STAAR Surgical Co.* 60,061
1,882 STERIS plc 423,111
2,926 Stryker Corp. 1,047,128
1,018 Teleflex, Inc. 230,241
193 UFP Technologies, Inc.* 48,675
227 Utah Medical Products, Inc. 16,142
1,100 Varex Imaging Corp.* 19,910
4,097 Zimmer Biomet Holdings, Inc. 540,722
217 Zimvie, Inc.* 3,578
14,406,040
Health Care Providers & Services (2.7%):
3,584 Acadia Healthcare Co., Inc.* 283,924
1,600 Accolade, Inc.* 16,768
643 Addus HomeCare Corp.* 66,448
2,527 Agiliti, Inc.* 25,573
5,599 agilon health, Inc.* 34,154
1,363 Amedisys, Inc.* 125,614
2,275 AMN Healthcare Services, Inc.* 142,210
1,245 Astrana Health, Inc.* 52,278
9,264 Brookdale Senior Living, Inc.* 61,235
4,020 Cardinal Health, Inc. 449,838
431 Castle Biosciences, Inc.* 9,547
2,596 Cencora, Inc. 630,802
10,064 Centene Corp.* 789,823
322 Chemed Corp. 206,701
5,151 Cigna Group (The) 1,870,792
5,028 Community Health Systems, Inc.* 17,598
483 CorVel Corp.* 127,010
1,732 Cross Country Healthcare, Inc.* 32,423
19,437 CVS Health Corp. 1,550,295
2,342 DaVita, Inc.* 323,313
2,901 Elevance Health, Inc. 1,504,285
4,542 Encompass Health Corp. 375,078
1,271 Enhabit, Inc.* 14,807
1,449 Ensign Group, Inc. (The) 180,285
790 Fulgent Genetics, Inc.* 17,143
2,029 HCA Healthcare, Inc. 676,732
2,817 HealthEquity, Inc.* 229,952
3,026 Henry Schein, Inc.* 228,524
1,267 Humana, Inc. 439,294
1,529 InfuSystem Holdings, Inc.* 13,104
1,463 Laboratory Corp. of America Holdings 319,607
1,558 McKesson Corp. 836,412

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
864 ModivCare, Inc.* $ 20,261
1,227 Molina Healthcare, Inc.* 504,088
575 National HealthCare Corp. 54,343
819 National Research Corp. 32,441
4,300 NeoGenomics, Inc.* 67,596
10,235 OPKO Health, Inc.*^ 12,282
6,542 Option Care Health, Inc.* 219,419
3,971 Owens & Minor, Inc.* 110,036
4,988 Patterson Cos., Inc. 137,918
5,162 Pediatrix Medical Group, Inc.* 51,775
792 Pennant Group, Inc. (The)* 15,547
629 PetIQ, Inc.* 11,498
5,181 Premier, Inc., Class A 114,500
1,933 Privia Health Group, Inc.* 37,867
861 Progyny, Inc.* 32,847
2,320 Quest Diagnostics, Inc. 308,815
3,100 R1 RCM, Inc.* 39,928
2,720 RadNet, Inc.* 132,355
5,624 Select Medical Holdings Corp. 169,564
585 Surgery Partners, Inc.* 17,451
5,327 Tenet Healthcare Corp.* 559,921
11,709 UnitedHealth Group, Inc. 5,792,442
2,677 Universal Health Services, Inc., Class B 488,445
542 US Physical Therapy, Inc. 61,176
20,644,084
Health Care Technology (0.1%):
8,941 American Well Corp., Class A* 7,248
2,856 Certara, Inc.* 51,065
3,003 Definitive Healthcare Corp.* 24,234
3,607 Doximity, Inc., Class A* 97,064
1,873 Evolent Health, Inc., Class A* 61,416
3,097 GoodRx Holdings, Inc., Class A* 21,989
1,056 Health Catalyst, Inc.* 7,952
1,357 HealthStream, Inc. 36,178
3,015 Schrodinger, Inc.* 81,405
394 Simulations Plus, Inc. 16,213
5,070 Teladoc Health, Inc.* 76,557
339 TruBridge, Inc.* 3,125
1,211 Veeva Systems, Inc., Class A* 280,577
3,628 Veradigm, Inc.* 27,936
792,959
Hotels, Restaurants & Leisure (2.1%):
3,434 Airbnb, Inc., Class A* 566,473
9,200 Aramark 299,184
6 Biglari Holdings, Inc., Class A* 5,550
67 Biglari Holdings, Inc., Class B* 12,709
2,189 BJ's Restaurants, Inc.* 79,198
4,525 Bloomin' Brands, Inc. 129,777
308 Booking Holdings, Inc. 1,117,387
1,059 Boyd Gaming Corp. 71,292
1,618 Brinker International, Inc.* 80,382
6,589 Caesars Entertainment, Inc.* 288,203
19,605 Carnival Corp.* 320,346
2,943 Carrols Restaurant Group, Inc. 27,988
2,527 Cheesecake Factory, Inc. (The) 91,351
333 Chipotle Mexican Grill, Inc.* 967,954
1,340 Choice Hotels International, Inc. 169,309
2,252 Churchill Downs, Inc. 278,685
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
429 Chuy's Holdings, Inc.* $ 14,470
1,219 Cracker Barrel Old Country Store, Inc. 88,658
3,109 Darden Restaurants, Inc. 519,669
1,810 Dave & Buster's Entertainment, Inc.* 113,306
1,239 Denny's Corp.* 11,101
362 Dine Brands Global, Inc. 16,826
562 Domino's Pizza, Inc. 279,247
1,747 DoorDash, Inc., Class A* 240,597
4,152 DraftKings, Inc.* 188,542
1,288 El Pollo Loco Holdings, Inc.* 12,545
2,986 Expedia Group, Inc.* 411,321
2,093 First Watch Restaurant Group, Inc.* 51,530
6,175 Hilton Grand Vacations, Inc.* 291,522
2,983 Hilton Worldwide Holdings, Inc. 636,304
789 Hyatt Hotels Corp., Class A 125,940
323 Jack in the Box, Inc. 22,119
3,372 Krispy Kreme, Inc. 51,372
2,177 Las Vegas Sands Corp. 112,551
3,371 Life Time Group Holdings, Inc.* 52,318
1,893 Light & Wonder, Inc.* 193,256
3,105 Marriott International, Inc., Class A 783,422
1,545 Marriott Vacations Worldwide Corp. 166,443
8,429 McDonald's Corp. 2,376,556
1,328 MGM Resorts International* 62,695
341 Nathan's Famous, Inc. 24,143
2,319 Norwegian Cruise Line Holdings, Ltd.* 48,537
977 Papa John's International, Inc. 65,068
2,176 Penn Entertainment, Inc.* 39,625
3,216 Planet Fitness, Inc., Class A* 201,418
9,227 Playa Hotels & Resorts NV* 89,502
763 Potbelly Corp.* 9,240
878 Red Robin Gourmet Burgers, Inc.* 6,725
4,589 Royal Caribbean Cruises, Ltd.* 637,917
1,202 Shake Shack, Inc., Class A* 125,044
3,662 Six Flags Entertainment Corp.* 96,384
12,930 Starbucks Corp. 1,181,673
7,074 Sweetgreen, Inc., Class A* 178,689
2,298 Texas Roadhouse, Inc. 354,972
2,060 Travel + Leisure Co. 100,858
1,834 United Parks & Resorts, Inc.* 103,089
1,455 Vail Resorts, Inc. 324,218
7,189 Wendy's Co. (The) 135,441
872 Wingstop, Inc. 319,501
3,640 Wyndham Hotels & Resorts, Inc. 279,370
1,374 Wynn Resorts, Ltd. 140,464
4,503 Yum! Brands, Inc. 624,341
16,414,317
Household Durables (1.1%):
906 Beazer Homes USA, Inc.* 29,717
283 Cavco Industries, Inc.* 112,934
1,809 Century Communities, Inc. 174,569
5,619 D.R. Horton, Inc. 924,607
1,530 Ethan Allen Interiors, Inc. 52,892
431 Flexsteel Industries, Inc. 16,076
3,356 Garmin, Ltd. 499,608
2,761 GoPro, Inc., Class A* 6,157
1,329 Green Brick Partners, Inc.* 80,046
1,366 Helen of Troy, Ltd.* 157,418
500 Hooker Furnishings Corp. 12,005

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
145 Hovnanian Enterprises, Inc., Class A* $ 22,756
1,698 Installed Building Products, Inc. 439,324
596 iRobot Corp.* 5,221
2,155 KB Home 152,746
2,550 La-Z-Boy, Inc. 95,931
6,216 Leggett & Platt, Inc. 119,036
3,171 Lennar Corp., Class A 545,349
119 Lennar Corp., Class B 18,347
1,327 LGI Homes, Inc.* 154,423
1,017 Lifetime Brands, Inc. 10,658
1,420 M/I Homes, Inc.* 193,532
2,061 MDC Holdings, Inc. 129,658
1,004 Meritage Homes Corp. 176,162
1,730 Mohawk Industries, Inc.* 226,440
10,746 Newell Brands, Inc. 86,290
102 NVR, Inc.* 826,196
7,958 PulteGroup, Inc. 959,894
7,911 Purple Innovation, Inc. 13,765
503 SharkNinja, Inc. 31,332
2,434 Skyline Champion Corp.* 206,914
2,407 Sonos, Inc.* 45,877
4,109 Taylor Morrison Home Corp.* 255,457
4,489 Tempur Sealy International, Inc. 255,065
2,183 Toll Brothers, Inc. 282,415
1,110 TopBuild Corp.* 489,210
5,751 Tri Pointe Homes, Inc.* 222,334
320 Universal Electronics, Inc.* 3,203
3,376 Vizio Holding Corp., Class A* 36,933
1,621 VOXX International Corp.* 13,227
1,445 Whirlpool Corp. 172,865
1,732 Worthington Enterprises, Inc. 107,782
8,364,371
Household Products (1.0%):
6,591 BJ's Wholesale Club Holdings, Inc.* 498,609
2,328 Central Garden & Pet Co., Class A* 85,950
3,717 Church & Dwight Co., Inc. 387,720
1,597 Clorox Co. (The) 244,517
8,227 Colgate-Palmolive Co. 740,841
1,918 Energizer Holdings, Inc. 56,466
5,408 Kimberly-Clark Corp. 699,525
333 Oil-Dri Corp. of America 24,828
31,083 Procter & Gamble Co. (The) 5,043,217
4,384 Reynolds Consumer Products, Inc. 125,207
1,769 Spectrum Brands Holdings, Inc. 157,459
441 WD-40 Co. 111,710
8,176,049
Independent Power and Renewable Electricity Producers
(0.2%):
12,230 AES Corp. (The) 219,284
3,258 Brookfield Renewable Corp., Class A 80,049
1,323 Clearway Energy, Inc., Class A 28,458
3,836 Clearway Energy, Inc., Class C 88,420
1,138 Ormat Technologies, Inc. 75,324
6,557 Sunnova Energy International, Inc.* 40,194
18,390 Vistra Corp. 1,280,864
1,812,593
Shares Value
Common Stocks, continued
Industrial Conglomerates (0.5%):
4,514 3M Co. $ 478,800
5,892 General Electric Co. 1,034,223
9,880 Honeywell International, Inc. 2,027,870
3,540,893
Insurance (3.0%):
8,625 Aflac, Inc. 740,542
4,708 Allstate Corp. (The) 814,531
2,897 Ambac Financial Group, Inc.* 45,280
5,969 American Equity Investment Life Holding Co.* 335,577
2,248 American Financial Group, Inc. 306,807
12,520 American International Group, Inc. 978,688
745 AMERISAFE, Inc. 37,377
2,348 Aon plc, Class A 783,575
8,002 Arch Capital Group, Ltd.* 739,705
2,177 Arthur J. Gallagher & Co. 544,337
1,480 Assurant, Inc. 278,595
1,625 Assured Guaranty, Ltd. 141,781
4,126 Axis Capital Holdings, Ltd. 268,273
2,993 Brighthouse Financial, Inc.* 154,259
6,038 Brown & Brown, Inc. 528,567
3,450 BRP Group, Inc., Class A* 99,843
5,116 Chubb, Ltd. 1,325,709
3,165 Cincinnati Financial Corp. 392,998
2,176 Citizens, Inc.* 4,657
895 Crawford & Co., Class A 8,440
2,354 Crawford & Co., Class B 21,351
1,631 Donegal Group, Inc., Class A 23,062
800 eHealth, Inc.* 4,824
1,977 Employers Holdings, Inc. 89,736
447 Enstar Group, Ltd.* 138,910
398 Erie Indemnity Co., Class A 159,825
621 Everest Group, Ltd. 246,847
419 F&G Annuities & Life, Inc. 16,990
6,854 Fidelity National Financial, Inc. 363,947
3,923 First American Financial Corp. 239,499
27,784 Genworth Financial, Inc.* 178,651
4,859 Globe Life, Inc. 565,442
318 Goosehead Insurance, Inc., Class A* 21,185
2,383 Greenlight Capital Re, Ltd., Class A* 29,716
769 Hanover Insurance Group, Inc. (The) 104,715
10,947 Hartford Financial Services Group, Inc. (The) 1,128,088
397 HCI Group, Inc. 46,084
387 Heritage Insurance Holdings, Inc.* 4,122
1,991 Horace Mann Educators Corp. 73,647
153 Investors Title Co. 24,968
1,185 James River Group Holdings, Ltd. 11,020
3,603 Kemper Corp. 223,098
381 Kinsale Capital Group, Inc. 199,926
2,749 Lincoln National Corp. 87,776
4,808 Loews Corp. 376,418
5,556 Maiden Holdings, Ltd.* 12,501
182 Markel Group, Inc.* 276,909
7,633 Marsh & McLennan Cos., Inc. 1,572,245
2,590 Mercury General Corp. 133,644
7,939 MetLife, Inc. 588,359
162 National Western Life Group, Inc., Class A 79,698
10,590 Old Republic International Corp. 325,325
5,300 Oscar Health, Inc., Class A* 78,811
400 Palomar Holdings, Inc.* 33,532

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
1,239 Primerica, Inc. $ 313,417
4,641 Principal Financial Group, Inc. 400,565
3,052 ProAssurance Corp. 39,249
5,063 Progressive Corp. (The) 1,047,130
8,892 Prudential Financial, Inc. 1,043,921
2,391 Reinsurance Group of America, Inc. 461,176
1,883 RenaissanceRe Holdings, Ltd. 442,561
1,758 RLI Corp. 261,010
825 Safety Insurance Group, Inc. 67,807
1,725 Selective Insurance Group, Inc. 188,318
5,145 SiriusPoint, Ltd.* 65,393
1,878 Stewart Information Services Corp. 122,183
1,767 Tiptree, Inc. 30,534
6,041 Travelers Cos., Inc. (The) 1,390,276
1,346 Trupanion, Inc.* 37,163
728 United Fire Group, Inc. 15,849
1,869 Universal Insurance Holdings, Inc. 37,978
7,186 Unum Group 385,601
5,505 W R Berkley Corp. 486,862
145 White Mountains Insurance Group, Ltd. 260,173
1,780 Willis Towers Watson plc 489,500
23,597,078
Interactive Media & Services (4.3%):
67,793 Alphabet, Inc., Class A* 10,231,997
59,210 Alphabet, Inc., Class C* 9,015,315
5,394 Bumble, Inc., Class A* 61,222
5,023 Cargurus, Inc.* 115,931
1,955 Cars.com, Inc.* 33,587
2,881 DHI Group, Inc.* 7,346
4,788 Match Group, Inc.* 173,709
26,544 Meta Platforms, Inc., Class A 12,889,235
6,298 Pinterest, Inc., Class A* 218,352
1,563 QuinStreet, Inc.* 27,602
764 Shutterstock, Inc. 34,999
14,592 Snap, Inc., Class A* 167,516
1,344 Travelzoo* 13,682
5,311 TripAdvisor, Inc.* 147,593
2,857 TrueCar, Inc.* 9,685
4,440 Vimeo, Inc.* 18,159
2,324 Yelp, Inc.* 91,566
664 Zedge, Inc., Class B* 1,839
1,918 Ziff Davis, Inc.* 120,911
13,421 ZoomInfo Technologies, Inc.* 215,139
33,595,385
IT Services (1.3%):
8,592 Accenture plc, Class A 2,978,073
3,160 Akamai Technologies, Inc.* 343,682
2,838 Amdocs, Ltd. 256,470
1,701 Cloudflare, Inc., Class A* 164,708
9,997 Cognizant Technology Solutions Corp., Class A 732,680
2,202 DigitalOcean Holdings, Inc.* 84,072
11,221 DXC Technology Co.* 237,997
54 Edgio, Inc.* 521
943 EPAM Systems, Inc.* 260,419
4,318 Fastly, Inc., Class A* 56,005
1,554 Gartner, Inc.* 740,745
585 Globant SA* 118,112
2,237 GoDaddy, Inc., Class A* 265,487
Shares Value
Common Stocks, continued
IT Services, continued
2,548 Grid Dynamics Holdings, Inc.* $ 31,315
1,357 Hackett Group, Inc. (The) 32,975
13,118 International Business Machines Corp. 2,505,013
12,162 Kyndryl Holdings, Inc.* 264,645
427 MongoDB, Inc.* 153,139
2,093 Okta, Inc.* 218,970
1,698 Perficient, Inc.* 95,580
1,687 Snowflake, Inc., Class A* 272,619
3,945 Twilio, Inc., Class A* 241,237
2,221 Unisys Corp.* 10,905
1,690 VeriSign, Inc.* 320,272
10,385,641
Leisure Products (0.2%):
2,948 Acushnet Holdings Corp. 194,421
895 American Outdoor Brands, Inc.* 7,876
2,517 Brunswick Corp. 242,941
2,100 Clarus Corp. 14,175
658 Escalade, Inc. 9,047
1,267 Funko, Inc., Class A* 7,906
5,388 Hasbro, Inc. 304,530
303 Johnson Outdoors, Inc., Class A 13,971
931 Malibu Boats, Inc., Class A* 40,294
662 Marine Products Corp. 7,778
451 MasterCraft Boat Holdings, Inc.* 10,698
12,086 Mattel, Inc.* 239,424
3,127 Polaris, Inc. 313,075
1,410 Smith & Wesson Brands, Inc. 24,478
6,367 Topgolf Callaway Brands Corp.* 102,954
3,865 Vista Outdoor, Inc.* 126,695
3,466 YETI Holdings, Inc.* 133,614
1,793,877
Life Sciences Tools & Services (1.2%):
237 10X Genomics, Inc., Class A* 8,895
6,251 Adaptive Biotechnologies Corp.* 20,066
3,947 Agilent Technologies, Inc. 574,328
12,039 Avantor, Inc.* 307,837
599 Azenta, Inc.* 36,108
1,634 BioLife Solutions, Inc.* 30,311
456 Bio-Rad Laboratories, Inc., Class A* 157,717
2,351 Bio-Techne Corp. 165,487
4,004 Bruker Corp. 376,136
1,053 Charles River Laboratories International, Inc.* 285,310
2,030 CryoPort, Inc.* 35,931
6,217 Danaher Corp. 1,552,509
2,171 Fortrea Holdings, Inc.* 87,144
1,979 Harvard Bioscience, Inc.* 8,391
55 Illumina, Inc.* 7,552
3,190 IQVIA Holdings, Inc.* 806,719
4,035 Maravai LifeSciences Holdings, Inc., Class A* 34,983
931 Medpace Holdings, Inc.* 376,264
125 Mesa Laboratories, Inc. 13,716
328 Mettler-Toledo International, Inc.* 436,663
1,666 OmniAb, Inc.* 9,030
10,633 Pacific Biosciences of California, Inc.* 39,874
453 Quanterix Corp.* 10,673
1,140 Repligen Corp.* 209,669
1,101 Revvity, Inc. 115,605
9,819 Sotera Health Co.* 117,926

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,279 Thermo Fisher Scientific, Inc. $ 2,486,997
1,395 Waters Corp.* 480,201
792 West Pharmaceutical Services, Inc. 313,402
9,105,444
Machinery (2.8%):
7,267 3D Systems Corp.* 32,265
4,421 AGCO Corp. 543,871
228 Alamo Group, Inc. 52,059
935 Albany International Corp. 87,432
4,819 Allison Transmission Holdings, Inc. 391,110
1,618 Astec Industries, Inc. 70,723
2,323 Barnes Group, Inc. 86,299
837 Blue Bird Corp.* 32,091
9,372 Caterpillar, Inc. 3,434,182
1,531 Columbus McKinnon Corp. 68,329
707 Commercial Vehicle Group, Inc.* 4,546
1,637 Crane Co. 221,208
3,715 Cummins, Inc. 1,094,625
4,416 Deere & Co. 1,813,828
3,969 Donaldson Co., Inc. 296,405
471 Douglas Dynamics, Inc. 11,360
3,043 Dover Corp. 539,189
475 Energy Recovery, Inc.* 7,500
1,250 Enerpac Tool Group Corp. 44,575
453 Enpro, Inc. 76,453
2,189 Esab Corp. 242,038
372 ESCO Technologies, Inc. 39,823
2,677 Federal Signal Corp. 227,197
4,041 Flowserve Corp. 184,593
6,191 Fortive Corp. 532,550
1,334 Franklin Electric Co., Inc. 142,485
10,083 Gates Industrial Corp. plc* 178,570
889 Gencor Industries, Inc.* 14,837
606 Gorman-Rupp Co. (The) 23,967
2,592 Graco, Inc. 242,248
2,100 Greenbrier Cos., Inc. (The) 109,410
650 Helios Technologies, Inc. 29,048
2,088 Hillenbrand, Inc. 105,006
2,481 Hillman Solutions Corp.* 26,398
490 Hurco Cos., Inc. 9,878
896 Hyster-Yale Materials Handling, Inc. 57,496
1,133 IDEX Corp. 276,475
4,769 Illinois Tool Works, Inc. 1,279,666
6,807 Ingersoll Rand, Inc. 646,325
2,882 ITT, Inc. 392,038
757 John Bean Technologies Corp. 79,402
528 Kadant, Inc. 173,237
3,829 Kennametal, Inc. 95,495
787 L.B. Foster Co., Class A* 21,493
1,212 Lincoln Electric Holdings, Inc. 309,593
221 Lindsay Corp. 26,003
1,300 Luxfer Holdings plc 13,481
1,213 Manitex International, Inc.* 8,321
2,529 Manitowoc Co., Inc. (The)* 35,760
1,367 Middleby Corp. (The)* 219,800
285 Miller Industries, Inc. 14,278
5,006 Mueller Industries, Inc. 269,974
8,698 Mueller Water Products, Inc., Class A 139,951
1,258 NN, Inc.* 5,963
Shares Value
Common Stocks, continued
Machinery, continued
864 Nordson Corp. $ 237,203
158 Omega Flex, Inc. 11,207
1,463 Oshkosh Corp. 182,451
6,108 Otis Worldwide Corp. 606,341
8,160 PACCAR, Inc. 1,010,942
1,285 Parker-Hannifin Corp. 714,190
1,058 Park-Ohio Holdings Corp. 28,227
6,299 Pentair plc 538,187
1,666 Proto Labs, Inc.* 59,559
440 RBC Bearings, Inc.* 118,954
3,787 REV Group, Inc. 83,655
612 Shyft Group, Inc. (The) 7,601
745 Snap-on, Inc. 220,684
1,832 SPX Technologies, Inc.* 225,574
340 Standex International Corp. 61,955
3,210 Stanley Black & Decker, Inc. 314,355
1,047 Symbotic, Inc.* 47,115
537 Tennant Co. 65,305
3,009 Terex Corp. 193,780
2,371 Timken Co. (The) 207,297
3,046 Titan International, Inc.* 37,953
2,821 Toro Co. (The) 258,488
4,719 Trinity Industries, Inc. 131,424
1,510 Wabash National Corp. 45,209
615 Watts Water Technologies, Inc., Class A 130,718
3,716 Westinghouse Air Brake Technologies Corp. 541,347
4,017 Xylem, Inc. 519,157
21,679,727
Marine Transportation (0.1%):
3,979 Costamare, Inc. 45,162
1,219 Eagle Bulk Shipping, Inc. 76,151
1,300 Genco Shipping & Trading, Ltd. 26,429
2,793 Kirby Corp.* 266,229
2,141 Matson, Inc. 240,648
654,619
Media (1.1%):
17,563 Altice USA, Inc., Class A* 45,839
1,413 AMC Networks, Inc., Class A* 17,140
1,200 Boston Omaha Corp., Class A* 18,552
383 Cable One, Inc. 162,059
2,262 Charter Communications, Inc., Class A* 657,405
88,422 Comcast Corp., Class A 3,833,094
147 comScore, Inc.* 2,264
367 DallasNews Corp. 1,402
4,792 Entravision Communications Corp., Class A 7,859
2,931 EW Scripps Co. (The), Class A* 11,519
4,922 Fox Corp., Class A 153,911
4,178 Fox Corp., Class B 119,574
7,573 Gannett Co, Inc.* 18,478
7,897 Gray Television, Inc. 49,909
2,014 Integral Ad Science Holding Corp.* 20,080
14,602 Interpublic Group of Cos., Inc. (The) 476,463
1,162 John Wiley & Sons, Inc., Class A 44,307
192 John Wiley & Sons, Inc., Class B 7,298
334 Liberty Broadband Corp., Class A* 19,078
3,041 Liberty Broadband Corp., Class C* 174,036
9,922 Liberty Media Corp.-Liberty SiriusXM* 294,783
4,454 Liberty Media Corp.-Liberty SiriusXM* 132,284

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
8,352 Magnite, Inc.* $ 89,784
131 Marchex, Inc., Class B* 179
5,563 New York Times Co. (The), Class A 240,433
8,473 News Corp., Class A 221,823
3,669 News Corp., Class B 99,283
1,883 Nexstar Media Group, Inc. 324,422
6,836 Omnicom Group, Inc. 661,451
445 Paramount Global, Class A 9,714
16,169 Paramount Global, Class B 190,309
1,353 Scholastic Corp. 51,022
1,768 Sinclair, Inc. 23,815
22,459 Sirius XM Holdings, Inc. 87,141
7,339 Stagwell, Inc.* 45,649
1,890 TechTarget, Inc.* 62,521
7,839 TEGNA, Inc. 117,115
1,103 Thryv Holdings, Inc.* 24,520
3,857 Trade Desk, Inc. (The), Class A* 337,179
5,104 WideOpenWest, Inc.* 18,476
8,872,170
Metals & Mining (1.0%):
6,731 Alcoa Corp. 227,440
895 Alpha Metallurgical Resources, Inc. 296,397
799 Ampco-Pittsburgh Corp.* 1,734
919 Arch Resources, Inc. 147,766
759 Ascent Industries Co.* 7,734
5,393 ATI, Inc.* 275,960
1,638 Carpenter Technology Corp. 116,986
7,172 Century Aluminum Co.* 110,377
13,692 Cleveland-Cliffs, Inc.* 311,356
18,225 Coeur Mining, Inc.* 68,708
3,650 Commercial Metals Co. 214,510
2,118 Compass Minerals International, Inc. 33,337
13,361 Ferroglobe plc 66,538
841 Fortitude Gold Corp. 4,592
17,927 Freeport-McMoRan, Inc. 842,928
943 Haynes International, Inc. 56,693
22,580 Hecla Mining Co. 108,610
151 Kaiser Aluminum Corp. 13,493
794 Materion Corp. 104,610
1,230 McEwen Mining, Inc.* 12,128
2,052 Metallus, Inc.* 45,657
8,393 MP Materials Corp.* 120,020
15,242 Newmont Corp. 546,273
6,812 Nucor Corp. 1,348,095
700 Olympic Steel, Inc. 49,616
1,365 Radius Recycling, Inc. 28,842
1,315 Reliance, Inc. 439,447
2,355 Royal Gold, Inc. 286,863
2,617 Ryerson Holding Corp. 87,670
1,238 Southern Copper Corp. 131,872
6,178 Steel Dynamics, Inc. 915,765
3,673 SunCoke Energy, Inc. 41,395
1,070 Tredegar Corp. 6,976
10,745 United States Steel Corp. 438,181
548 Universal Stainless & Alloy Products, Inc.* 12,286
1,489 Warrior Met Coal, Inc. 90,382
1,732 Worthington Steel, Inc. 62,092
7,673,329
Shares Value
Common Stocks, continued
Multi-Utilities (0.5%):
2,507 Ameren Corp. $ 185,418
2,650 Avista Corp. 92,803
1,766 Black Hills Corp. 96,424
9,408 CenterPoint Energy, Inc. 268,034
4,376 CMS Energy Corp. 264,048
3,188 Consolidated Edison, Inc. 289,502
9,461 Dominion Energy, Inc. 465,386
2,889 DTE Energy Co. 323,972
8,905 NiSource, Inc. 246,312
1,876 Northwestern Energy Group, Inc. 95,545
7,274 Public Service Enterprise Group, Inc. 485,758
6,667 Sempra 478,891
305 Unitil Corp. 15,967
3,468 WEC Energy Group, Inc. 284,792
3,592,852
Oil, Gas & Consumable Fuels (5.6%):
332 Adams Resources & Energy, Inc. 9,628
18,724 Antero Midstream Corp. 263,259
9,749 Antero Resources Corp.* 282,721
4,071 APA Corp. 139,961
1,287 Ardmore Shipping Corp. 21,133
6,491 Berry Corp. 52,253
2,994 California Resources Corp. 164,969
4,374 Callon Petroleum Co.* 156,414
600 Centrus Energy Corp., Class A* 24,918
4,794 Cheniere Energy, Inc. 773,176
4,080 Chesapeake Energy Corp. 362,426
29,192 Chevron Corp. 4,604,746
369 Chord Energy Corp. 65,771
1,953 Civitas Resources, Inc. 148,252
7,534 Clean Energy Fuels Corp.* 20,191
7,609 CNX Resources Corp.* 180,485
19,166 Comstock Resources, Inc. 177,860
22,012 ConocoPhillips 2,801,687
2,035 CONSOL Energy, Inc. 170,452
30,229 Coterra Energy, Inc. 842,785
5,103 CVR Energy, Inc. 181,973
3,077 Delek US Holdings, Inc. 94,587
27,546 Devon Energy Corp. 1,382,258
8,048 DHT Holdings, Inc. 92,552
6,536 Diamondback Energy, Inc. 1,295,239
1,758 Dorian LPG, Ltd. 67,613
4,645 DT Midstream, Inc. 283,810
20,754 EnLink Midstream LLC 283,085
11,018 EOG Resources, Inc. 1,408,541
8,641 EQT Corp. 320,322
7,111 Equitrans Midstream Corp. 88,816
82,778 Exxon Mobil Corp. 9,622,115
3,222 FutureFuel Corp. 25,937
3,367 Green Plains, Inc.* 77,845
845 Gulfport Energy Corp.* 135,301
5,545 Hess Corp. 846,389
11,760 HF Sinclair Corp. 709,951
2,789 International Seaways, Inc. 148,375
37,129 Kinder Morgan, Inc. 680,946
25,708 Kosmos Energy, Ltd.* 153,220
9,480 Magnolia Oil & Gas Corp., Class A 246,006
13,453 Marathon Oil Corp. 381,258
8,028 Marathon Petroleum Corp. 1,617,642

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,327 Matador Resources Co. $ 422,454
9,234 Murphy Oil Corp. 421,994
4,420 New Fortress Energy, Inc. 135,208
4,784 Nordic American Tankers, Ltd. 18,753
700 Northern Oil and Gas, Inc. 27,776
12,594 Occidental Petroleum Corp. 818,484
13,425 ONEOK, Inc. 1,076,282
13,008 Ovintiv, Inc. 675,115
3,509 Par Pacific Holdings, Inc.* 130,044
6,718 PBF Energy, Inc., Class A 386,755
7,799 Peabody Energy Corp. 189,204
6,243 Permian Resources Corp. 110,251
7,657 Phillips 66 1,250,694
1,401 PHX Minerals, Inc. 4,777
4,857 Pioneer Natural Resources Co. 1,274,962
6 PrimeEnergy Resources Corp.* 602
16,463 Range Resources Corp. 566,821
1,122 REX American Resources Corp.* 65,873
3,060 Scorpio Tankers, Inc. 218,943
4,935 SFL Corp., Ltd. 65,043
820 SilverBow Resources, Inc.* 27,995
1,508 Sitio Royalties Corp., Class A 37,278
5,843 SM Energy Co. 291,274
42,492 Southwestern Energy Co.* 322,089
3,310 Talos Energy, Inc.* 46,108
2,932 Targa Resources Corp. 328,355
6,407 Teekay Corp.* 46,643
1,031 Teekay Tankers, Ltd., Class A 60,221
303 Texas Pacific Land Corp. 175,289
2,864 Uranium Energy Corp.* 19,332
10,006 Valero Energy Corp. 1,707,924
1,578 Vital Energy, Inc.* 82,908
622 Vitesse Energy, Inc. 14,760
9,330 W&T Offshore, Inc. 24,725
24,490 Williams Cos., Inc. (The) 954,375
3,599 World Kinect Corp. 95,194
43,501,373
Paper & Forest Products (0.1%):
545 Clearwater Paper Corp.* 23,833
2,520 Glatfelter Corp.* 5,040
4,052 Louisiana-Pacific Corp. 340,003
3,875 Mercer International, Inc. 38,556
2,050 Sylvamo Corp. 126,567
533,999
Passenger Airlines (0.4%):
5,767 Alaska Air Group, Inc.* 247,923
639 Allegiant Travel Co. 48,059
14,564 American Airlines Group, Inc.* 223,558
1,569 Copa Holdings SA, Class A 163,427
30,124 Delta Air Lines, Inc. 1,442,036
2,340 Frontier Group Holdings, Inc.* 18,977
1,057 Hawaiian Holdings, Inc.* 14,090
15,406 JetBlue Airways Corp.* 114,313
1,602 SkyWest, Inc.* 110,666
7,927 Southwest Airlines Co. 231,389
2,445 Spirit Airlines, Inc.^ 11,834
Shares Value
Common Stocks, continued
Passenger Airlines, continued
16,149 United Airlines Holdings, Inc.* $ 773,214
3,399,486
Personal Care Products (0.3%):
4,436 BellRing Brands, Inc.* 261,857
31,189 Coty, Inc., Class A* 373,020
1,940 Edgewell Personal Care Co. 74,962
1,623 elf Beauty, Inc.* 318,157
1,396 Estee Lauder Cos., Inc. (The) 215,193
2,298 Herbalife, Ltd.* 23,095
1,161 Inter Parfums, Inc. 163,132
29,375 Kenvue, Inc. 630,388
654 Medifast, Inc. 25,061
1,236 Nature's Sunshine Products, Inc.* 25,672
1,616 Nu Skin Enterprises, Inc., Class A 22,349
340 United-Guardian, Inc. 2,628
645 USANA Health Sciences, Inc.* 31,283
2,166,797
Pharmaceuticals (3.1%):
2,030 Aclaris Therapeutics, Inc.* 2,517
4,386 Amneal Pharmaceuticals, Inc.* 26,579
2,003 Amphastar Pharmaceuticals, Inc.* 87,952
900 ANI Pharmaceuticals, Inc.* 62,217
300 Arvinas, Inc.* 12,384
379 Assertio Holdings, Inc.* 364
40,413 Bristol-Myers Squibb Co. 2,191,597
4,717 Catalent, Inc.* 266,275
1,180 Collegium Pharmaceutical, Inc.* 45,808
4,216 Corcept Therapeutics, Inc.* 106,201
1,468 Cumberland Pharmaceuticals, Inc.* 2,466
17,823 Elanco Animal Health, Inc.* 290,158
10,879 Eli Lilly & Co. 8,463,427
2,317 Harmony Biosciences Holdings, Inc.* 77,805
3,292 Innoviva, Inc.* 50,170
1,328 Jazz Pharmaceuticals plc* 159,918
37,612 Johnson & Johnson 5,949,842
640 Ligand Pharmaceuticals, Inc.* 46,784
20,850 Merck & Co., Inc. 2,751,158
3,567 Nektar Therapeutics* 3,332
9,608 Organon & Co. 180,630
1,467 Pacira BioSciences, Inc.* 42,866
5,568 Perrigo Co. plc 179,234
60,273 Pfizer, Inc. 1,672,576
793 Phibro Animal Health Corp., Class A 10,253
2,307 Pliant Therapeutics, Inc.* 34,374
1,580 Prestige Consumer Healthcare, Inc.* 114,645
4,279 Royalty Pharma plc, Class A 129,953
2,134 SIGA Technologies, Inc. 18,267
3,089 Supernus Pharmaceuticals, Inc.* 105,366
923 Taro Pharmaceutical Industries, Ltd.* 39,080
14,776 Viatris, Inc. 176,425
6,705 Zoetis, Inc. 1,134,553
24,435,176
Professional Services (1.3%):
11,903 Alight, Inc., Class A* 117,245
1,184 ASGN, Inc.* 124,036
6,826 Automatic Data Processing, Inc. 1,704,725
494 Barrett Business Services, Inc. 62,600

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
2,627 Booz Allen Hamilton Holding Corp. $ 389,952
2,630 Broadridge Financial Solutions, Inc. 538,782
469 CACI International, Inc., Class A* 177,671
2,664 CBIZ, Inc.* 209,124
2,143 Clarivate plc* 15,922
2,464 Concentrix Corp. 163,166
6,347 Conduent, Inc.* 21,453
456 CRA International, Inc. 68,208
1,011 CSG Systems International, Inc. 52,107
3,153 Dayforce, Inc.* 208,760
10,835 Dun & Bradstreet Holdings, Inc. 108,783
1,850 Equifax, Inc. 494,912
1,590 ExlService Holdings, Inc.* 50,562
715 Exponent, Inc. 59,123
5,623 First Advantage Corp. 91,205
825 Forrester Research, Inc.* 17,787
723 FTI Consulting, Inc.* 152,040
4,350 Genpact, Ltd. 143,332
421 Heidrick & Struggles International, Inc. 14,171
660 Huron Consulting Group, Inc.* 63,769
800 ICF International, Inc. 120,504
614 Insperity, Inc. 67,301
2,389 Jacobs Solutions, Inc. 367,261
5,145 KBR, Inc. 327,531
1,042 Kelly Services, Inc., Class A 26,092
1,395 Kforce, Inc. 98,375
1,797 Korn Ferry 118,171
2,680 Leidos Holdings, Inc. 351,321
1,891 ManpowerGroup, Inc. 146,817
1,840 Maximus, Inc. 154,376
659 Mistras Group, Inc.* 6,300
841 NV5 Global, Inc.* 82,426
3,183 Parsons Corp.* 264,030
4,712 Paychex, Inc. 578,634
917 Paycom Software, Inc. 182,492
713 Paylocity Holding Corp.* 122,536
2,125 Resources Connection, Inc. 27,965
4,784 Robert Half, Inc. 379,276
1,300 Science Applications International Corp. 169,507
5,295 SS&C Technologies Holdings, Inc. 340,839
4,296 TransUnion 342,821
1,196 TriNet Group, Inc. 158,458
1,029 TrueBlue, Inc.* 12,883
2,127 TTEC Holdings, Inc. 22,057
2,946 Verisk Analytics, Inc. 694,461
7,657 Verra Mobility Corp.* 191,195
633 Willdan Group, Inc.* 18,351
10,421,415
Real Estate Management & Development (0.3%):
3,814 Anywhere Real Estate, Inc.* 23,570
5,596 CBRE Group, Inc., Class A* 544,155
6,525 CoStar Group, Inc.* 630,315
13,717 Cushman & Wakefield plc* 143,480
2,085 DigitalBridge Group, Inc. 40,178
1,626 Douglas Elliman, Inc. 2,569
1,163 eXp World Holdings, Inc. 12,014
2,407 Forestar Group, Inc.* 96,737
232 FRP Holdings, Inc.* 14,245
1,569 Howard Hughes Holdings, Inc.* 113,941
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,776 Jones Lang LaSalle, Inc.* $ 346,480
7,959 Kennedy-Wilson Holdings, Inc. 68,288
2,533 Marcus & Millichap, Inc. 86,553
10,029 Newmark Group, Inc., Class A 111,222
6,528 Opendoor Technologies, Inc.* 19,780
997 Rafael Holdings, Inc., Class B* 1,715
910 RE/MAX Holdings, Inc. 7,981
357 RMR Group, Inc. (The), Class A 8,568
1,857 St. Joe Co. (The) 107,650
1,447 Tejon Ranch Co.* 22,298
1,463 Zillow Group, Inc., Class A* 70,019
3,370 Zillow Group, Inc., Class C* 164,388
2,636,146
Semiconductors & Semiconductor Equipment (7.9%):
12,971 Advanced Micro Devices, Inc.* 2,341,136
5,662 Allegro MicroSystems, Inc.* 152,648
1,120 Alpha & Omega Semiconductor, Ltd.* 24,685
1,283 Ambarella, Inc.* 65,138
14,377 Amkor Technology, Inc. 463,514
6,126 Analog Devices, Inc. 1,211,662
11,074 Applied Materials, Inc. 2,283,791
1,575 Axcelis Technologies, Inc.* 175,644
1,701 AXT, Inc.* 7,808
5,222 Broadcom, Inc. 6,921,291
437 CEVA, Inc.* 9,924
2,615 Cirrus Logic, Inc.* 242,044
2,261 Cohu, Inc.* 75,359
1,719 Credo Technology Group Holding, Ltd.* 36,426
1,551 Diodes, Inc.* 109,346
2,467 Enphase Energy, Inc.* 298,458
1,826 Entegris, Inc. 256,626
1,384 First Solar, Inc.* 233,619
3,423 FormFactor, Inc.* 156,191
448 GLOBALFOUNDRIES, Inc.* 23,345
1,314 GSI Technology, Inc.* 4,468
948 Ichor Holdings, Ltd.* 36,612
53,778 Intel Corp. 2,375,374
2,079 KLA Corp. 1,452,327
2,536 Kulicke & Soffa Industries, Inc. 127,586
1,802 Lam Research Corp. 1,750,769
2,460 Lattice Semiconductor Corp.* 192,446
1,767 MACOM Technology Solutions Holdings, Inc.* 168,996
7,811 Marvell Technology, Inc. 553,644
2,503 MaxLinear, Inc.* 46,731
8,667 Microchip Technology, Inc. 777,517
8,687 Micron Technology, Inc. 1,024,110
505 MKS Instruments, Inc. 67,165
501 Monolithic Power Systems, Inc. 339,387
150 NVE Corp. 13,527
31,137 NVIDIA Corp. 28,134,148
4,591 NXP Semiconductors NV 1,137,512
8,995 ON Semiconductor Corp.* 661,582
1,797 Onto Innovation, Inc.* 325,401
1,438 PDF Solutions, Inc.* 48,417
2,358 Photronics, Inc.* 66,779
1,882 Power Integrations, Inc. 134,657
3,475 Qorvo, Inc.* 399,034
16,010 QUALCOMM, Inc. 2,710,493
3,254 Rambus, Inc.* 201,130

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,303 Semtech Corp.* $ 63,309
656 Silicon Laboratories, Inc.* 94,280
318 SiTime Corp.* 29,647
3,163 Skyworks Solutions, Inc. 342,616
1,050 SMART Global Holdings, Inc.* 27,636
744 SolarEdge Technologies, Inc.* 52,809
834 Synaptics, Inc.* 81,365
2,246 Teradyne, Inc. 253,416
12,837 Texas Instruments, Inc. 2,236,334
1,851 Ultra Clean Holdings, Inc.* 85,035
1,085 Universal Display Corp. 182,768
1,442 Veeco Instruments, Inc.* 50,715
2,493 Wolfspeed, Inc.* 73,544
61,411,941
Software (7.7%):
2,814 A10 Networks, Inc. 38,524
4,271 ACI Worldwide, Inc.* 141,840
4,656 Adeia, Inc. 50,844
4,154 Adobe, Inc.* 2,096,108
436 Agilysys, Inc.* 36,737
695 Alarm.com Holdings, Inc.* 50,367
583 Altair Engineering, Inc., Class A* 50,225
1,009 American Software, Inc., Class A 11,553
1,210 ANSYS, Inc.* 420,064
1,357 AppLovin Corp., Class A* 93,932
591 Aspen Technology, Inc.* 126,048
596 Atlassian Corp., Class A* 116,286
8,147 Aurora Innovation, Inc.* 22,975
3,273 Autodesk, Inc.* 852,355
2,272 Aware, Inc.* 4,249
3,426 Bentley Systems, Inc., Class B 178,906
2,047 BILL Holdings, Inc.* 140,670
2,195 Blackbaud, Inc.* 162,737
4,589 Box, Inc., Class A* 129,960
2,635 Cadence Design Systems, Inc.* 820,223
6,884 CCC Intelligent Solutions Holdings, Inc.* 82,333
2,772 Cerence, Inc.* 43,659
6,544 Cleanspark, Inc.* 138,798
1,830 Cognyte Software, Ltd.* 15,134
838 CommVault Systems, Inc.* 84,998
2,791 Confluent, Inc., Class A* 85,181
491 Consensus Cloud Solutions, Inc.* 7,787
2,213 Corpay, Inc.* 682,799
1,072 Crowdstrike Holdings, Inc., Class A* 343,672
1,100 Datadog, Inc., Class A* 135,960
4,872 Digital Turbine, Inc.* 12,765
2,388 DocuSign, Inc.* 142,205
2,077 Dolby Laboratories, Inc., Class A 173,990
2,382 DoubleVerify Holdings, Inc.* 83,751
7,735 Dropbox, Inc., Class A* 187,961
2,740 Dynatrace, Inc.* 127,246
2,146 E2open Parent Holdings, Inc.* 9,528
277 Elastic NV* 27,766
1,707 Envestnet, Inc.* 98,852
429 Everbridge, Inc.* 14,942
237 Fair Isaac Corp.* 296,158
291 Five9, Inc.* 18,074
10,182 Fortinet, Inc.* 695,532
5,936 Freshworks, Inc., Class A* 108,095
Shares Value
Common Stocks, continued
Software, continued
19,639 Gen Digital, Inc. $ 439,914
1,056 Gitlab, Inc., Class A* 61,586
1,795 Guidewire Software, Inc.* 209,494
339 HubSpot, Inc.* 212,404
1,949 Informatica, Inc., Class A* 68,215
1,354 InterDigital, Inc. 144,147
2,055 Intuit, Inc. 1,335,750
3,554 Jamf Holding Corp.* 65,216
3,557 JFrog, Ltd.* 157,291
3,815 LiveRamp Holdings, Inc.* 131,618
1,545 Manhattan Associates, Inc.* 386,605
9,761 Matterport, Inc.* 22,060
88,387 Microsoft Corp. 37,186,179
4,817 N-able, Inc.* 62,958
701 nCino, Inc.* 26,203
9,235 NCR Voyix Corp.* 116,638
1,918 Nutanix, Inc., Class A* 118,379
3,994 Olo, Inc., Class A* 21,927
879 OneSpan, Inc.* 10,223
23,305 Oracle Corp. 2,927,341
14,448 Palantir Technologies, Inc., Class A* 332,449
2,399 Palo Alto Networks, Inc.* 681,628
5,963 PowerSchool Holdings, Inc.* 126,952
1,540 Procore Technologies, Inc.* 126,542
1,843 Progress Software Corp. 98,250
1,556 PTC, Inc.* 293,991
389 Q2 Holdings, Inc.* 20,446
482 Qualys, Inc.* 80,431
468 Roper Technologies, Inc. 262,473
8,527 Salesforce, Inc. 2,568,162
1,627 Samsara, Inc., Class A* 61,484
1,200 Sapiens International Corp. NV 38,592
1,065 SentinelOne, Inc., Class A* 24,825
791 ServiceNow, Inc.* 603,058
502 Smartsheet, Inc., Class A* 19,327
5,655 SolarWinds Corp.* 71,366
347 SPS Commerce, Inc.* 64,160
254 Synchronoss Technologies, Inc.* 2,121
1,087 Synopsys, Inc.* 621,221
2,249 Teradata Corp.* 86,969
534 Tyler Technologies, Inc.* 226,955
1,729 UiPath, Inc., Class A* 39,196
537 Unity Software, Inc.* 14,338
1,022 Verint Systems, Inc.* 33,879
1,088 Vertex, Inc., Class A* 34,555
1,209 Workday, Inc., Class A* 329,755
1,862 Xperi, Inc.* 22,456
2,885 Zoom Video Communications, Inc., Class A* 188,592
780 Zscaler, Inc.* 150,251
60,090,361
Specialty Retail (2.6%):
893 1-800-Flowers.com, Inc., Class A* 9,671
1,093 Aaron's Co., Inc. (The) 8,198
2,382 Abercrombie & Fitch Co.* 298,536
3,539 Academy Sports & Outdoors, Inc. 239,024
2,780 Advance Auto Parts, Inc. 236,550
8,443 American Eagle Outfitters, Inc. 217,745
200 America's Car-Mart, Inc.* 12,774
793 Asbury Automotive Group, Inc.* 186,974

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,911 AutoNation, Inc.* $ 482,003
34 AutoZone, Inc.* 107,156
3,164 Barnes & Noble Education, Inc.* 2,291
6,125 Bath & Body Works, Inc. 306,373
7,676 Best Buy Co., Inc. 629,662
1,432 Beyond, Inc.* 51,423
1,657 Big 5 Sporting Goods Corp. 5,833
969 Boot Barn Holdings, Inc.* 92,200
2,908 Buckle, Inc. (The) 117,105
583 Build-A-Bear Workshop, Inc. 17,414
1,747 Burlington Stores, Inc.* 405,636
2,280 Caleres, Inc. 93,548
3,853 CarMax, Inc.* 335,635
1,339 Carvana Co.* 117,711
1,987 Cato Corp. (The), Class A 11,465
1,979 Chewy, Inc., Class A* 31,486
501 Children's Place, Inc. (The)* 5,782
566 Citi Trends, Inc.* 15,356
1,572 Conn's, Inc.* 5,266
3,425 Designer Brands, Inc., Class A 37,435
3,630 Destination XL Group, Inc.* 13,068
2,689 Dick's Sporting Goods, Inc. 604,649
1,082 Five Below, Inc.* 196,253
3,104 Floor & Decor Holdings, Inc., Class A* 402,340
3,907 Foot Locker, Inc. 111,349
1,792 GameStop Corp., Class A* 22,436
15,273 Gap, Inc. (The) 420,771
435 Genesco, Inc.* 12,241
630 Group 1 Automotive, Inc. 184,105
2,846 Guess?, Inc. 89,564
583 Haverty Furniture Cos., Inc. 19,892
499 Hibbett, Inc. 38,328
12,590 Home Depot, Inc. (The) 4,829,524
1,642 Lands' End, Inc.* 17,881
7,985 Leslie's, Inc.* 51,903
1,208 Lithia Motors, Inc. 363,439
6,784 Lowe's Cos., Inc. 1,728,088
527 MarineMax, Inc.* 17,528
1,792 Monro, Inc. 56,520
451 Murphy USA, Inc. 189,059
4,509 National Vision Holdings, Inc.* 99,919
2,192 ODP Corp. (The)* 116,286
683 O'Reilly Automotive, Inc.* 771,025
2,019 Penske Automotive Group, Inc. 327,058
11,500 Petco Health & Wellness Co., Inc.* 26,220
588 PetMed Express, Inc. 2,817
1,458 Revolve Group, Inc.* 30,866
58 RH* 20,199
4,801 Ross Stores, Inc. 704,595
6,562 Sally Beauty Holdings, Inc.* 81,500
1,200 Shoe Carnival, Inc. 43,968
2,488 Signet Jewelers, Ltd. 248,974
472 Sleep Number Corp.* 7,566
844 Sonic Automotive, Inc., Class A 48,057
1,606 Sportsman's Warehouse Holdings, Inc.* 4,995
4,730 Stitch Fix, Inc., Class A* 12,487
854 Tilly's, Inc., Class A* 5,807
18,326 TJX Cos., Inc. (The) 1,858,623
2,853 Tractor Supply Co. 746,687
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,173 Ulta Beauty, Inc.* $ 613,338
3,729 Upbound Group, Inc. 131,298
5,247 Urban Outfitters, Inc.* 227,825
2,580 Valvoline, Inc.* 114,991
4,115 Victoria's Secret & Co.* 79,749
2,246 Williams-Sonoma, Inc. 713,172
75 Winmark Corp. 27,128
729 Zumiez, Inc.* 11,074
20,525,414
Technology Hardware, Storage & Peripherals (4.8%):
193,448 Apple, Inc. 33,172,463
728 AstroNova, Inc.* 12,973
2,960 Corsair Gaming, Inc.* 36,526
3,550 Dell Technologies, Inc., Class C 405,090
29,165 Hewlett Packard Enterprise Co. 517,095
15,139 HP, Inc. 457,501
4,166 NetApp, Inc. 437,305
3,329 Pure Storage, Inc., Class A* 173,075
3,324 Seagate Technology Holdings plc 309,298
3,380 Stratasys, Ltd.* 39,276
1,038 Super Micro Computer, Inc.* 1,048,411
6,642 Western Digital Corp.* 453,250
8,831 Xerox Holdings Corp. 158,075
37,220,338
Textiles, Apparel & Luxury Goods (0.9%):
7,561 Capri Holdings, Ltd.* 342,513
1,949 Carter's, Inc. 165,041
2,187 Columbia Sportswear Co. 177,541
3,185 Crocs, Inc.* 458,003
810 Culp, Inc.* 3,888
484 Deckers Outdoor Corp.* 455,570
8,476 Figs, Inc., Class A* 42,210
1,494 Fossil Group, Inc.* 1,524
2,480 G-III Apparel Group, Ltd.* 71,945
16,912 Hanesbrands, Inc.* 98,090
2,195 Kontoor Brands, Inc. 132,249
2,925 Levi Strauss & Co., Class A 58,471
1,991 Lululemon Athletica, Inc.* 777,784
1,088 Movado Group, Inc. 30,388
14,735 NIKE, Inc., Class B 1,384,795
720 Oxford Industries, Inc. 80,928
2,495 PVH Corp. 350,822
2,424 Ralph Lauren Corp. 455,130
570 Rocky Brands, Inc. 15,464
4,932 Skechers USA, Inc., Class A* 302,134
3,554 Steven Madden, Ltd. 150,263
700 Superior Group of Cos., Inc. 11,564
14,393 Tapestry, Inc. 683,380
10,508 Under Armour, Inc., Class A* 77,549
12,274 Under Armour, Inc., Class C* 87,636
1,027 Unifi, Inc.* 6,152
802 Vera Bradley, Inc.* 5,454
16,991 VF Corp. 260,642
4,439 Wolverine World Wide, Inc. 49,761
6,736,891
Tobacco (0.3%):
20,940 Altria Group, Inc. 913,403

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Tobacco, continued
18,241 Philip Morris International, Inc. $ 1,671,240
1,286 Universal Corp. 66,512
7,266 Vector Group, Ltd. 79,635
2,730,790
Trading Companies & Distributors (0.9%):
5,434 Air Lease Corp. 279,525
1,661 Applied Industrial Technologies, Inc. 328,130
3,284 Beacon Roofing Supply, Inc.* 321,898
424 BlueLinx Holdings, Inc.* 55,222
1,071 Boise Cascade Co. 164,259
4,200 Core & Main, Inc., Class A* 240,450
6,303 DNOW, Inc.* 95,806
644 DXP Enterprises, Inc.* 34,602
11,327 Fastenal Co. 873,765
475 Ferguson plc 103,754
1,483 GATX Corp. 198,766
977 Global Industrial Co. 43,750
1,243 GMS, Inc.* 120,994
1,547 H&E Equipment Services, Inc. 99,286
1,362 Herc Holdings, Inc. 229,225
2,780 Hudson Technologies, Inc.* 30,608
730 McGrath RentCorp 90,060
2,381 MRC Global, Inc.* 29,929
1,669 MSC Industrial Direct Co., Inc. 161,960
3,756 Rush Enterprises, Inc., Class A 201,021
547 Rush Enterprises, Inc., Class B 29,150
1,560 SiteOne Landscape Supply, Inc.* 272,298
1,803 Titan Machinery, Inc.* 44,732
173 Transcat, Inc.* 19,277
1,974 United Rentals, Inc. 1,423,471
878 W.W. Grainger, Inc. 893,189
542 Watsco, Inc. 234,128
84 Watsco, Inc., Class B 35,944
1,596 WESCO International, Inc. 273,363
6,928,562
Water Utilities (0.1%):
830 American States Water Co. 59,959
2,242 American Water Works Co., Inc. 273,995
491 Artesian Resources Corp., Class A 18,221
1,755 California Water Service Group 81,572
5,702 Essential Utilities, Inc. 211,259
355 Middlesex Water Co. 18,638
669 Pure Cycle Corp.* 6,356
626 SJW Group 35,425
372 York Water Co. (The) 13,492
718,917
Wireless Telecommunication Services (0.2%):
5,179 Gogo, Inc.* 45,472
1,649 Spok Holdings, Inc. 26,301
5,350 Telephone and Data Systems, Inc. 85,707
8,413 T-Mobile US, Inc. 1,373,170
1,151 United States Cellular Corp.* 42,011
1,572,661
Total Common Stocks (Cost $526,234,640) 774,313,719
Shares Value
Preferred Stock (0.0%
†
):
Trading Companies & Distributors (0.0%
†
):
1,076 WESCO International, Inc., Series A, 10.63% $ 28,310
Total Preferred Stock (Cost $28,514) 28,310
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 104
3,312 Mirati Therapeutics CVR, Expires on 1/1/26* 2,319
2,423
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,339
Health Care Providers & Services (0.0%
†
):
900 Chinook Therapeutics CVR, Expires on 1/1/26* 1,125
Household Products (0.0%
†
):
2,126 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
2,344 Resolute Fst CVR, Expires on 1/1/26* 3,328
Pharmaceuticals (0.0%
†
):
3,743 Achillion Pharm CVR, Expires on 1/29/49* 1,011
Total Rights (Cost $–) 12,226
Unaffiliated Investment Companies (0.0%
†
):
Money Markets (0.0%
†
):
223,058 BlackRock Liquidity FedFund, Institutional Class,
5.07%(b)(c) 223,058
69,299 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(c) 69,299
Total Unaffiliated Investment Companies (Cost $292,357) 292,357
Total Investment Securities
(Cost $526,555,511) — 99.8% 774,646,612
Net other assets (liabilities) — 0.2% 1,435,674
Net Assets — 100.0% $ 776,082,286

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $219,081.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(c) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.9%):
Aerospace & Defense (1.3%):
3,610 AAR Corp.* $ 216,131
2,472 AeroVironment , Inc.* 378,908
1,778 AerSale Corp.* 12,766
2,475 Astronics Corp.* 47,124
392 Astronics Corp., Class B* 7,083
4,074 BWX Technologies, Inc. 418,074
1,341 Cadre Holdings, Inc. 48,544
849 Curtiss-Wright Corp. 217,293
1,538 Ducommun, Inc.* 78,899
4,744 Hexcel Corp. 345,600
1,976 Innovative Solutions and Support, Inc.* 14,464
2,977 Kaman Corp. 136,555
12,407 Kratos Defense & Security Solutions, Inc.* 228,041
2,680 Mercury Systems, Inc.* 79,060
2,370 Moog, Inc., Class A 378,371
927 National Presto Industries, Inc. 77,683
3,369 Park Aerospace Corp. 56,027
4,524 Triumph Group, Inc.* 68,041
759 V2X, Inc.* 35,453
682 Woodward, Inc. 105,110
2,949,227
Air Freight & Logistics (0.3%):
738 Air T, Inc.* 16,383
5,771 Air Transport Services Group, Inc.* 79,409
483 CH Robinson Worldwide, Inc. 36,776
2,327 Forward Air Corp. 72,393
1,559 GXO Logistics, Inc.* 83,812
5,750 Hub Group, Inc., Class A 248,515
6,342 Radiant Logistics, Inc.* 34,374
571,662
Automobile Components (1.5%):
7,943 Adient plc* 261,484
12,836 American Axle & Manufacturing Holdings, Inc.* 94,473
151 Autoliv , Inc. 18,185
3,753 BorgWarner, Inc. 130,379
2,031 Cooper-Standard Holdings, Inc.* 33,633
12,420 Dana, Inc. 157,734
2,903 Dorman Products, Inc.* 279,820
3,535 Fox Factory Holding Corp.* 184,067
9,977 Garrett Motion, Inc.* 99,171
2,068 Gentex Corp. 74,696
3,051 Gentherm , Inc.* 175,677
25,578 Goodyear Tire & Rubber Co. (The)* 351,186
2,187 LCI Industries 269,132
162 Lear Corp. 23,471
5,082 Modine Manufacturing Co.* 483,756
1,578 Motorcar Parts of America, Inc.* 12,687
1,849 Patrick Industries, Inc. 220,900
2,198 Standard Motor Products, Inc. 73,743
3,353 Stoneridge, Inc.* 61,829
2,236 Visteon Corp.* 262,976
1,503 XPEL, Inc.* 81,192
3,350,191
Automobiles (0.4%):
7,274 Harley-Davidson, Inc. 318,165
2,799 Thor Industries, Inc. 328,434
Shares Value
Common Stocks, continued
Automobiles, continued
2,661 Winnebago Industries, Inc. $ 196,914
843,513
Banks (10.0%):
2,374 1st Source Corp. 124,445
410 ACNB Corp. 15,416
1,200 Amalgamated Financial Corp. 28,800
2,183 Amerant Bancorp, Inc. 50,842
939 American National Bankshares , Inc. 44,847
6,673 Ameris Bancorp 322,840
1,100 Ames National Corp. 22,198
1,879 Arrow Financial Corp. 47,013
13,645 Associated Banc-Corp. 293,504
7,304 Atlantic Union Bankshares Corp. 257,904
13 Auburn National Bancorp, Inc. 250
5,496 Axos Financial, Inc.* 297,004
9,817 Banc of California, Inc. 149,317
2,869 BancFirst Corp. 252,558
3,925 Bancorp, Inc. (The)* 131,330
3,880 Bank of Hawaii Corp. 242,073
2,100 Bank of Marin Bancorp 35,217
2,482 Bank of NT Butterfield & Son, Ltd. (The) 79,399
9,516 Bank OZK 432,597
2,838 BankFinancial Corp. 29,799
7,570 BankUnited , Inc. 211,960
2,106 Banner Corp. 101,088
872 Bar Harbor Bankshares 23,091
1,944 BayCom Corp. 40,066
595 BCB Bancorp, Inc. 6,218
4,093 Berkshire Hills Bancorp, Inc. 93,812
2,284 Blue Foundry Bancorp* 21,378
4,211 BOK Financial Corp. 387,412
2,024 Bridgewater Bancshares, Inc.* 23,559
5,008 Brookline Bancorp, Inc. 49,880
667 Business First Bancshares, Inc. 14,861
2,546 Byline Bancorp, Inc. 55,299
227 C&F Financial Corp. 11,123
15,888 Cadence Bank 460,752
436 Cambridge Bancorp 29,718
1,727 Camden National Corp. 57,889
2,243 Capital City Bank Group, Inc. 62,131
7,770 Capitol Federal Financial, Inc. 46,309
700 Capstar Financial Holdings, Inc. 14,070
7,027 Cathay General Bancorp 265,831
1,822 Central Pacific Financial Corp. 35,984
668 Chemung Financial Corp. 28,377
2,124 Citizens & Northern Corp. 39,889
280 Citizens Community Bancorp, Inc. 3,402
718 Citizens Holding Co. 5,643
1,272 City Holding Co. 132,568
822 Civista Bancshares, Inc. 12,642
2,204 CNB Financial Corp. 44,940
573 Coastal Financial Corp.* 22,273
85 Codorus Valley Bancorp, Inc. 1,935
56 Colony Bankcorp , Inc. 644
8,798 Columbia Financial, Inc.* 151,414
1,558 Comerica, Inc. 85,674
1,032 Commerce Bancshares, Inc. 54,902
2,562 Community Bank System, Inc. 123,053

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
2,074 Community Trust Bancorp, Inc. $ 88,456
966 Community West Bancshares 19,214
525 Community West Bancshares 8,127
3,778 ConnectOne Bancorp, Inc. 73,671
4,772 CrossFirst Bankshares , Inc.* 66,044
775 Cullen/Frost Bankers, Inc. 87,242
2,984 Customers Bancorp, Inc.* 158,331
6,743 CVB Financial Corp. 120,295
2,220 Dime Community Bancshares, Inc. 42,757
609 Eagle Bancorp Montana, Inc. 7,820
3,312 Eagle Bancorp, Inc. 77,799
2,687 Eastern Bankshares , Inc. 37,027
759 Enterprise Bancorp, Inc. 19,711
2,149 Enterprise Financial Services Corp. 87,163
1,888 Equity Bancshares, Inc., Class A 64,891
347 Esquire Financial Holdings, Inc. 16,472
1,537 ESSA Bancorp, Inc. 28,020
2,582 Farmers National Banc Corp. 34,496
2,391 FB Financial Corp. 90,045
2,566 Financial Institutions, Inc. 48,292
3,627 First Bancorp 131,007
16,388 First BanCorp 287,446
1,555 First Bancorp, Inc. (The) 38,315
3,288 First Bancshares, Inc. (The) 85,324
726 First Bank 9,975
5,592 First Busey Corp. 134,488
1,054 First Business Financial Services, Inc. 39,525
242 First Capital, Inc. 7,018
4,622 First Commonwealth Financial Corp. 64,338
2,238 First Community Bankshares , Inc. 77,502
9,070 First Financial Bancorp 203,349
5,933 First Financial Bankshares , Inc. 194,662
1,162 First Financial Corp. 44,539
1,717 First Financial Northwest, Inc. 35,302
2,543 First Foundation, Inc. 19,200
6,483 First Hawaiian, Inc. 142,367
5,823 First Horizon Corp. 89,674
402 First Internet Bancorp 13,965
9,316 First Interstate BancSystem , Inc., Class A 253,488
3,081 First Merchants Corp. 107,527
1,114 First Mid Bancshares, Inc. 36,406
2,923 First of Long Island Corp. (The) 32,416
84 First Savings Financial Group, Inc. 1,407
234 First United Corp. 5,361
908 First US Bancshares, Inc. 8,408
1,446 Five Star Bancorp 32,535
3,754 Flushing Financial Corp. 47,338
29,250 FNB Corp. 412,425
1,162 FS Bancorp, Inc. 40,333
16,231 Fulton Financial Corp. 257,911
2,039 German American Bancorp, Inc. 70,631
9,503 Glacier Bancorp, Inc. 382,781
1,038 Great Southern Bancorp, Inc. 56,903
440 Guaranty Bancshares, Inc. 13,358
7,678 Hancock Whitney Corp. 353,495
3,857 Hanmi Financial Corp. 61,403
5,211 HarborOne Bancorp, Inc. 55,549
45 Hawthorn Bancshares, Inc. 919
1,822 HBT Financial, Inc. 34,691
Shares Value
Common Stocks, continued
Banks, continued
4,161 Heartland Financial USA, Inc. $ 146,259
4,406 Heritage Commerce Corp. 37,803
3,578 Heritage Financial Corp. 69,377
4,106 Hilltop Holdings, Inc. 128,600
150 Hingham Institution For Savings (The) 26,169
629 HMN Financial, Inc. 13,272
973 Home Bancorp, Inc. 37,276
16,016 Home BancShares , Inc. 393,513
86 Home Federal Bancorp, Inc. of Louisiana 1,061
2,273 HomeStreet , Inc. 34,209
2,317 HomeTrust Bancshares, Inc. 63,347
12,058 Hope Bancorp, Inc. 138,788
5,857 Horizon Bancorp, Inc. 75,145
869 IF Bancorp, Inc. 14,347
1,306 Independent Bank Corp. 33,107
2,325 Independent Bank Corp. 120,946
4,005 Independent Bank Group, Inc. 182,828
5,641 International Bancshares Corp. 316,686
8,307 Kearny Financial Corp. 53,497
390 Kentucky First Federal Bancorp 1,490
4,232 Lakeland Bancorp, Inc. 51,207
1,608 Lakeland Financial Corp. 106,643
1,046 Landmark Bancorp, Inc. 20,167
1,512 LCNB Corp. 24,101
4,363 Live Oak Bancshares, Inc. 181,108
3,707 Macatawa Bank Corp. 36,292
2,078 Mercantile Bank Corp. 79,982
400 Metropolitan Bank Holding Corp.* 15,400
782 Mid Penn Bancorp, Inc. 15,648
2,497 Midland States Bancorp, Inc. 62,750
2,171 MidWestOne Financial Group, Inc. 50,888
300 MVB Financial Corp. 6,693
3,634 National Bank Holdings Corp., Class A 131,078
769 National Bankshares , Inc. 25,692
4,312 NBT Bancorp, Inc. 158,164
17,423 New York Community Bancorp, Inc. 56,102
679 Nicolet Bankshares , Inc. 58,387
822 Northeast Bank 45,489
5,256 Northfield Bancorp, Inc. 51,088
657 Northrim Bancorp, Inc. 33,185
11,422 Northwest Bancshares, Inc. 133,066
609 Norwood Financial Corp. 16,571
3,132 OceanFirst Financial Corp. 51,396
4,849 OFG Bancorp 178,492
183 Ohio Valley Banc Corp. 4,474
5,768 Old National Bancorp 100,421
1,004 Old Point Financial Corp. 17,108
3,314 Old Second Bancorp, Inc. 45,866
2,466 Origin Bancorp, Inc. 77,038
1,234 Orrstown Financial Services, Inc. 33,034
9,250 Pacific Premier Bancorp, Inc. 222,000
1,210 Park National Corp. 164,379
1,636 Parke Bancorp, Inc. 28,180
1,842 Pathward Financial, Inc. 92,984
1,140 Peapack -Gladstone Financial Corp. 27,736
478 Penns Woods Bancorp, Inc. 9,278
434 Peoples Bancorp of North Carolina, Inc. 12,087
3,466 Peoples Bancorp, Inc. 102,628
488 Peoples Financial Services Corp. 21,038

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
4,704 Pinnacle Financial Partners, Inc. $ 403,980
4,363 Popular, Inc. 384,337
1,407 Preferred Bank 108,015
4,368 Premier Financial Corp. 88,670
2,309 Primis Financial Corp. 28,101
1,001 Prosperity Bancshares, Inc. 65,846
1,677 Provident Financial Holdings, Inc. 22,438
3,721 Provident Financial Services, Inc. 54,215
1,518 QCR Holdings, Inc. 92,203
351 RBB Bancorp 6,322
5,096 Renasant Corp. 159,607
1,809 Republic Bancorp, Inc., Class A 92,259
1,982 Riverview Bancorp, Inc. 9,355
3,285 S&T Bancorp, Inc. 105,383
4,043 Sandy Spring Bancorp, Inc. 93,717
579 SB Financial Group, Inc. 7,979
4,000 Seacoast Banking Corp. 101,560
4,920 ServisFirst Bancshares, Inc. 326,491
2,960 Shore Bancshares, Inc. 34,040
1,997 Sierra Bancorp 40,339
11,160 Simmons First National Corp., Class A 217,174
389 South Plains Financial, Inc. 10,410
1,252 Southern First Bancshares, Inc.* 39,764
707 Southern Missouri Bancorp, Inc. 30,903
3,030 Southside Bancshares, Inc. 88,567
3,541 SouthState Corp. 301,091
3,145 Stellar Bancorp, Inc. 76,612
1,053 Sterling Bancorp, Inc.* 5,433
2,571 Stock Yards Bancorp, Inc. 125,748
682 Summit Financial Group, Inc. 18,523
1,323 Summit State Bank 14,355
3,773 Synovus Financial Corp. 151,146
1,409 Territorial Bancorp, Inc. 11,357
2,562 Texas Capital Bancshares, Inc.* 157,691
9,668 TFS Financial Corp. 121,430
491 Timberland Bancorp, Inc. 13,218
694 Tompkins Financial Corp. 34,901
7,007 Towne Bank 196,616
1,824 TriCo Bancshares 67,087
2,060 Triumph Financial, Inc.* 163,399
2,210 TrustCo Bank Corp. 62,234
5,665 Trustmark Corp. 159,243
2,644 UMB Financial Corp. 230,002
249 Union Bankshares , Inc. 7,595
450 United Bancshares, Inc. 8,505
10,945 United Bankshares , Inc. 391,722
10,718 United Community Banks, Inc. 282,098
916 United Security Bancshares 7,062
42 Unity Bancorp, Inc. 1,159
2,426 Univest Financial Corp. 50,509
18,424 Valley National Bancorp 146,655
1,563 Veritex Holdings, Inc. 32,026
7,342 WaFd , Inc. 213,138
1,921 Washington Trust Bancorp, Inc. 51,636
3,013 Webster Financial Corp. 152,970
5,051 WesBanco , Inc. 150,570
1,569 West BanCorp , Inc. 27,975
1,354 Westamerica BanCorp 66,184
1,437 Western Alliance Bancorp 92,241
Shares Value
Common Stocks, continued
Banks, continued
3,525 Western New England BanCorp , Inc. $ 27,037
4,726 Wintrust Financial Corp. 493,347
5,646 WSFS Financial Corp. 254,860
35 WVS Financial Corp. 441
1,818 Zions Bancorp NA 78,901
22,130,246
Beverages (0.5%):
881 Boston Beer Co., Inc. (The), Class A* 268,194
551 Coca-Cola Consolidated, Inc. 466,372
2,000 MGP Ingredients, Inc. 172,260
2,943 National Beverage Corp.* 139,675
1,583 Vita Coco Co., Inc. (The)* 38,672
985 Willamette Valley Vineyards, Inc.* 4,935
1,090,108
Biotechnology (2.5%):
2,535 4D Molecular Therapeutics, Inc.* 80,765
1,733 AC Immune SA* 5,130
900 Adicet Bio, Inc.* 2,115
8,156 ADMA Biologics, Inc.* 53,830
330 Adverum Biotechnologies, Inc.* 4,666
5,190 Agios Pharmaceuticals, Inc.* 151,756
4,660 Aldeyra Therapeutics, Inc.* 15,238
13,711 Alkermes plc* 371,157
2,613 Allogene Therapeutics, Inc.* 11,680
3,616 AnaptysBio , Inc.* 81,432
1,461 Anika Therapeutics, Inc.* 37,109
2,476 Arcturus Therapeutics Holdings, Inc.* 83,615
629 Arcus Biosciences, Inc.* 11,876
6,613 Ardelyx , Inc.* 48,275
7,293 Avid Bioservices , Inc.* 48,863
5,639 Avidity Biosciences, Inc.* 143,907
1,064 Avita Medical, Inc.* 17,056
1,365 Beam Therapeutics, Inc.* 45,100
2,162 Black Diamond Therapeutics, Inc.* 10,961
3,255 Bluebird Bio, Inc.* 4,166
930 C4 Therapeutics, Inc.* 7,598
1,034 CareDx , Inc.* 10,950
1,851 Caribou Biosciences, Inc.* 9,514
142 CASI Pharmaceuticals Holdings, Inc.* 513
9,586 Catalyst Pharmaceuticals, Inc.* 152,801
1,100 Century Therapeutics, Inc.* 4,598
3,141 Cogent Biosciences, Inc.* 21,108
2,225 Crinetics Pharmaceuticals, Inc.* 104,152
3,121 CRISPR Therapeutics AG* 212,727
1,634 Cue Biopharma, Inc.* 3,088
2,020 Cullinan Oncology, Inc.* 34,421
4,970 Deciphera Pharmaceuticals, Inc.* 78,178
1,858 Denali Therapeutics, Inc.* 38,126
902 Dianthus Therapeutics, Inc.* 27,060
5,385 Dynavax Technologies Corp.* 66,828
7,241 Editas Medicine, Inc.* 53,728
3,775 Emergent BioSolutions , Inc.* 9,551
2,404 Enanta Pharmaceuticals, Inc.* 41,974
12,115 Exelixis , Inc.* 287,489
2,705 G1 Therapeutics, Inc.* 11,686
2,547 Gritstone bio, Inc.* 6,546
5,188 Halozyme Therapeutics, Inc.* 211,048
6,467 Ideaya Biosciences, Inc.* 283,772

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
1,919 IGM Biosciences, Inc.* $ 18,518
592 ImmuCell Corp.* 3,138
1,574 Immuneering Corp., Class A* 4,549
1,281 Immunovant , Inc.* 41,389
2,885 Intellia Therapeutics, Inc.* 79,366
2,237 Iovance Biotherapeutics , Inc.* 33,152
1,631 iTeos Therapeutics, Inc.* 22,247
2,004 KalVista Pharmaceuticals, Inc.* 23,768
613 Keros Therapeutics, Inc.* 40,581
514 Kiniksa Pharmaceuticals, Ltd., Class A* 10,141
2,238 Krystal Biotech, Inc.* 398,207
6,099 Kura Oncology, Inc.* 130,092
2,505 Kymera Therapeutics, Inc.* 100,701
5,865 MacroGenics , Inc.* 86,333
900 MediciNova , Inc.* 1,305
2,101 MeiraGTx Holdings plc* 12,753
2,157 MiMedx Group, Inc.* 16,609
901 Morphic Holding, Inc.* 31,715
4,120 Myriad Genetics, Inc.* 87,838
4,899 Nurix Therapeutics, Inc.* 72,015
1,111 Olema Pharmaceuticals, Inc.* 12,577
14,857 PDL BioPharma , Inc.* 17,680
1,808 PMV Pharmaceuticals, Inc.* 3,074
6,654 Poseida Therapeutics, Inc.* 21,226
2,098 Protagonist Therapeutics, Inc.* 60,695
2,444 Prothena Corp. plc* 60,538
2,162 RAPT Therapeutics, Inc.* 19,415
5,356 REGENXBIO, Inc.* 112,851
1,964 Relay Therapeutics, Inc.* 16,301
427 Repare Therapeutics, Inc.* 2,011
4,849 Replimune Group, Inc.* 39,616
5,027 REVOLUTION Medicines, Inc.* 162,020
2,920 Rocket Pharmaceuticals, Inc.* 78,665
4,519 Sage Therapeutics, Inc.* 84,686
10,666 Sangamo Therapeutics, Inc.* 7,148
1,550 Scholar Rock Holding Corp.* 27,528
4,069 SpringWorks Therapeutics, Inc.* 200,276
1,779 Stoke Therapeutics, Inc.* 24,017
1,873 Sutro Biopharma, Inc.* 10,583
1,710 Tango Therapeutics, Inc.* 13,577
446 Twist Bioscience Corp.* 15,302
7,073 Vanda Pharmaceuticals, Inc.* 29,070
2,332 Vaxart , Inc.* 3,032
3,248 Veracyte , Inc.* 71,976
683 Verastem , Inc.* 8,059
1,521 Vericel Corp.* 79,122
1,753 Viking Therapeutics, Inc.* 143,746
1,685 Voyager Therapeutics, Inc.* 15,687
5,839 Xencor , Inc.* 129,217
1,840 Y- mAbs Therapeutics, Inc.* 29,918
784 Zentalis Pharmaceuticals, Inc.* 12,356
5,632,539
Broadline Retail (0.6%):
1,321 Big Lots, Inc. 5,720
643 Dillard's, Inc., Class A 303,265
823 Etsy, Inc.* 56,557
6,694 Kohl's Corp. 195,130
15,078 Macy's, Inc. 301,409
6,409 Nordstrom, Inc. 129,910
Shares Value
Common Stocks, continued
Broadline Retail, continued
4,178 Ollie's Bargain Outlet Holdings, Inc.* $ 332,444
16,641 Qurate Retail, Inc., Class A* 20,468
1,344,903
Building Products (2.0%):
6,564 AAON, Inc. 578,288
1,627 American Woodmark Corp.* 165,401
2,098 Apogee Enterprises, Inc. 124,202
3,762 Armstrong World Industries, Inc. 467,316
7,325 AZEK Co., Inc. (The)* 367,861
1,354 AZZ, Inc. 104,678
1,351 CSW Industrials, Inc. 316,945
2,928 Gibraltar Industries, Inc.* 235,792
2,150 Griffon Corp. 157,681
3,136 Hayward Holdings, Inc.* 48,012
2,035 Insteel Industries, Inc. 77,778
1,557 Janus International Group, Inc.* 23,557
8,072 JELD-WEN Holding, Inc.* 171,369
1,719 Masonite International Corp.* 225,962
1,917 Masterbrand, Inc.* 35,925
3,805 Quanex Building Products Corp. 146,226
9,360 Resideo Technologies, Inc.* 209,851
1,123 Simpson Manufacturing Co., Inc. 230,417
676 Tecnoglass , Inc. 35,172
3,275 Trex Co., Inc.* 326,681
3,722 UFP Industries, Inc. 457,843
645 Zurn Elkay Water Solutions Corp. 21,588
4,528,545
Capital Markets (2.3%):
2,771 Affiliated Managers Group, Inc. 464,059
6,551 Artisan Partners Asset Management, Inc., Class A 299,839
6,324 AssetMark Financial Holdings, Inc.* 223,933
22,939 BGC Group, Inc., Class A 178,236
4,408 Brightsphere Investment Group, Inc. 100,679
4,088 Cohen & Steers, Inc. 314,326
393 Diamond Hill Investment Group, Inc. 60,589
2,795 Donnelley Financial Solutions, Inc.* 173,318
7,443 Federated Hermes, Inc. 268,841
3,218 Hamilton Lane, Inc., Class A 362,862
211 Hennessy Advisors, Inc. 1,456
762 Houlihan Lokey , Inc. 97,681
7,672 Invesco, Ltd. 127,278
8,484 Janus Henderson Group plc 279,039
1,499 Lazard, Inc. 62,763
523 MarketAxess Holdings, Inc. 114,668
5,313 Moelis & Co., Class A 301,619
10,720 Open Lending Corp.* 67,107
853 Oppenheimer Holdings, Inc., Class A 34,052
1,395 Piper Sandler Cos. 276,894
2,336 PJT Partners, Inc., Class A 220,191
850 Silvercrest Asset Management Group, Inc., Class A 13,439
2,326 StepStone Group, Inc., Class A 83,131
2,434 Stifel Financial Corp. 190,266
2,732 StoneX Group, Inc.* 191,950
207 Value Line, Inc. 8,383
681 Victory Capital Holdings, Inc., Class A 28,895
8,277 Virtu Financial, Inc., Class A 169,844
644 Virtus Investment Partners, Inc. 159,699
1,478 Westwood Holdings Group, Inc. 18,209

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
13,581 WisdomTree , Inc. $ 124,809
5,018,055
Chemicals (2.8%):
2,655 AdvanSix , Inc. 75,933
2,222 Alto Ingredients, Inc.* 4,844
4,315 American Vanguard Corp. 55,879
34,405 Arcadium Lithium plc* 148,286
1,064 Arq , Inc.* 6,895
4,002 Ashland, Inc. 389,675
1,028 Aspen Aerogels, Inc.* 18,093
7,916 Avient Corp. 343,554
3,167 Axalta Coating Systems, Ltd.* 108,913
2,790 Balchem Corp. 432,310
4,552 Cabot Corp. 419,694
11,207 Chemours Co. (The) 294,296
10,380 Ecovyst , Inc.* 115,737
19,685 Element Solutions, Inc. 491,731
2,229 Hawkins, Inc. 171,187
4,518 HB Fuller Co. 360,265
5,123 Huntsman Corp. 133,352
3,296 Ingevity Corp.* 157,219
2,240 Innospec , Inc. 288,826
2,142 Intrepid Potash, Inc.* 44,682
2,348 Koppers Holdings, Inc. 129,539
7,406 Kronos Worldwide, Inc. 87,391
8,341 LSB Industries, Inc.* 73,234
6,267 Mativ Holdings, Inc. 117,506
2,943 Minerals Technologies, Inc. 221,549
740 NewMarket Corp. 469,619
1,579 Olin Corp. 92,845
4,870 Orion SA 114,542
958 Quaker Chemical Corp. 196,630
5,893 Rayonier Advanced Materials, Inc.* 28,169
3,508 Sensient Technologies Corp. 242,719
2,109 Stepan Co. 189,894
13,830 Tronox Holdings plc 239,951
6,264,959
Commercial Services & Supplies (1.9%):
5,686 ABM Industries, Inc. 253,709
9,986 ACCO Brands Corp. 56,021
675 Acme United Corp. 31,718
1,948 ACV Auctions, Inc., Class A* 36,564
1,200 Aris Water Solutions, Inc., Class A 16,980
3,837 Brady Corp., Class A 227,457
3,882 BrightView Holdings, Inc.* 46,196
3,525 Brink's Co. (The) 325,640
3,935 Casella Waste Systems, Inc.* 389,053
3,592 CECO Environmental Corp.* 82,688
2,718 Cimpress plc* 240,570
436 Civeo Corp. 11,707
325 CompX International, Inc. 11,148
2,746 Deluxe Corp. 56,540
3,383 Ennis, Inc. 69,385
4,634 Enviri Corp.* 42,401
7,473 Healthcare Services Group, Inc.* 93,263
3,889 HNI Corp. 175,511
5,694 Interface, Inc. 95,773
2,418 Liquidity Services, Inc.* 44,975
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,479 Matthews International Corp., Class A $ 77,047
2,673 MillerKnoll , Inc. 66,183
1,198 Montrose Environmental Group, Inc.* 46,926
1,886 MSA Safety, Inc. 365,111
2,566 NL Industries, Inc. 18,809
7,507 OPENLANE, Inc.* 129,871
2,198 Perma -Fix Environmental Services, Inc.* 26,134
8,017 Pitney Bowes, Inc. 34,714
5,379 Quad/Graphics, Inc. 28,562
2,243 SP Plus Corp.* 117,129
9,533 Steelcase, Inc., Class A 124,692
3,917 Stericycle, Inc.* 206,622
308 Tetra Tech, Inc. 56,891
1,404 UniFirst Corp. 243,496
2,033 Viad Corp.* 80,283
3,364 Virco Mfg. Corp. 36,769
1,804 VSE Corp. 144,320
4,110,858
Communications Equipment (0.7%):
1,444 Applied Optoelectronics, Inc.* 20,014
1,336 Aviat Networks, Inc.* 51,222
180 BK Technologies Corp.* 2,628
6,031 Calix, Inc.* 199,988
1,792 Cambium Networks Corp.* 7,723
4,192 Ciena Corp.* 207,294
588 Clearfield, Inc.* 18,134
1,983 Comtech Telecommunications Corp.* 6,802
4,365 Digi International, Inc.* 139,374
1,222 DZS, Inc.* 1,613
9,501 Extreme Networks, Inc.* 109,642
10,628 Harmonic, Inc.* 142,840
6,719 Infinera Corp.* 40,516
3,767 KVH Industries, Inc.* 19,212
1,172 Lantronix , Inc.* 4,172
2,674 Lumentum Holdings, Inc.* 126,614
3,410 NETGEAR, Inc.* 53,776
6,389 NetScout Systems, Inc.* 139,536
2,391 Network-1 Technologies, Inc. 4,949
131 Optical Cable Corp.* 371
19,376 Ribbon Communications, Inc.* 62,003
19,090 Viavi Solutions, Inc.* 173,528
1,531,951
Construction & Engineering (1.9%):
2,929 Ameresco , Inc., Class A* 70,677
11,494 API Group Corp.* 451,369
4,150 Arcosa , Inc. 356,319
1,736 Argan , Inc. 87,737
268 Cadeler A/S, ADR* 4,862
1,448 Comfort Systems USA, Inc. 460,044
1,234 Concrete Pumping Holdings, Inc.* 9,749
2,109 Construction Partners, Inc., Class A* 118,420
2,329 Dycom Industries, Inc.* 334,281
5,634 Fluor Corp.* 238,206
4,440 Granite Construction, Inc. 253,657
8,770 Great Lakes Dredge & Dock Corp.* 76,738
2,133 IES Holdings, Inc.* 259,458
645 Limbach Holdings, Inc.* 26,716
1,445 MasTec , Inc.* 134,746

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
2,806 Matrix Service Co.* $ 36,562
8,407 MDU Resources Group, Inc. 211,856
1,455 MYR Group, Inc.* 257,171
1,279 Northwest Pipe Co.* 44,356
5,203 Orion Group Holdings, Inc.* 42,665
3,181 Primoris Services Corp. 135,415
3,094 Sterling Infrastructure, Inc.* 341,299
2,090 Tutor Perini Corp.* 30,221
1,223 Valmont Industries, Inc. 279,187
695 WillScot Mobile Mini Holdings Corp.* 32,318
4,294,029
Construction Materials (0.6%):
1,863 Eagle Materials, Inc. 506,270
2,430 Knife River Corp.* 197,025
10,645 Summit Materials, Inc., Class A* 474,448
466 United States Lime & Minerals, Inc. 138,933
1,316,676
Consumer Finance (1.3%):
1,070 Atlanticus Holdings Corp.* 31,661
4,441 Bread Financial Holdings, Inc. 165,383
1,688 Consumer Portfolio Services, Inc.* 12,761
357 Credit Acceptance Corp.* 196,903
2,212 Encore Capital Group, Inc.* 100,889
2,734 Enova International, Inc.* 171,777
6,061 EZCORP, Inc., Class A* 68,671
3,601 FirstCash Holdings, Inc. 459,272
5,932 Green Dot Corp., Class A* 55,346
1,592 LendingClub Corp.* 13,994
1,127 LendingTree , Inc.* 47,717
6,374 Navient Corp. 110,908
2,397 Nelnet, Inc., Class A 226,876
2,564 NerdWallet , Inc., Class A* 37,691
1,556 Nicholas Financial, Inc.* 10,519
7,867 OneMain Holdings, Inc. 401,925
964 Oportun Financial Corp.* 2,342
4,400 PRA Group, Inc.* 114,752
3,634 PROG Holdings, Inc. 125,155
1,735 Regional Management Corp. 42,004
18,149 SLM Corp. 395,467
710 World Acceptance Corp.* 102,936
2,894,949
Consumer Staples Distribution & Retail (0.8%):
3,292 Andersons, Inc. (The) 188,862
3,641 Chefs' Warehouse, Inc. (The)* 137,120
5,307 Grocery Outlet Holding Corp.* 152,735
1,269 Ingles Markets, Inc., Class A 97,307
2,609 Natural Grocers by Vitamin Cottage, Inc. 47,092
2,666 PriceSmart , Inc. 223,944
3,390 SpartanNash Co. 68,512
7,995 Sprouts Farmers Market, Inc.* 515,518
6,288 United Natural Foods, Inc.* 72,249
1,673 Village Super Market, Inc., Class A 47,865
2,304 Weis Markets, Inc. 148,378
1,699,582
Containers & Packaging (0.7%):
3,223 Graphic Packaging Holding Co. 94,047
Shares Value
Common Stocks, continued
Containers & Packaging, continued
2,284 Greif, Inc., Class A $ 157,710
1,032 Greif, Inc., Class B 71,745
4,016 Myers Industries, Inc. 93,051
12,513 O-I Glass, Inc.* 207,591
997 Pactiv Evergreen, Inc. 14,277
5,335 Ranpak Holdings Corp.* 41,986
4,099 Sealed Air Corp. 152,483
7,385 Silgan Holdings, Inc. 358,615
5,968 Sonoco Products Co. 345,189
4,005 TriMas Corp. 107,054
1,643,748
Distributors (0.0%
†
):
12 AMCON Distributing Co. 2,208
1,626 Educational Development Corp.* 3,366
1,262 Weyco Group, Inc. 40,232
45,806
Diversified Consumer Services (1.3%):
6,162 ADT, Inc. 41,409
3,783 Adtalem Global Education, Inc.* 194,446
1,366 American Public Education, Inc.* 19,397
916 Bright Horizons Family Solutions, Inc.* 103,838
2,057 Carriage Services, Inc. 55,621
8,867 Chegg , Inc.* 67,123
7,816 Coursera, Inc.* 109,580
2,164 European Wax Center, Inc., Class A* 28,089
6,387 Frontdoor , Inc.* 208,088
332 Graham Holdings Co., Class B 254,870
2,562 Grand Canyon Education, Inc.* 348,970
10,512 H&R Block, Inc. 516,244
4,565 Laureate Education, Inc. 66,512
7,411 OneSpaWorld Holdings, Ltd.* 98,048
7,117 Perdoceo Education Corp. 124,975
2,463 Strategic Education, Inc. 256,448
4,210 Stride, Inc.* 265,440
3,924 Universal Technical Institute, Inc.* 62,549
2,821,647
Diversified Telecommunication Services (0.4%):
2,223 Anterix , Inc.* 74,715
1,667 ATN International, Inc. 52,519
1,565 Bandwidth, Inc., Class A* 28,577
1,437 Cogent Communications Holdings, Inc. 93,879
5,491 Consolidated Communications Holdings, Inc.* 23,721
4,493 EchoStar Corp., Class A* 64,025
2,121 Frontier Communications Parent, Inc.* 51,964
2,807 IDT Corp., Class B 106,133
5,258 Iridium Communications, Inc. 137,549
2,939 Liberty Global, Ltd., Class A* 49,728
3,079 Liberty Global, Ltd., Class C* 54,314
3,452 Liberty Latin America, Ltd., Class A* 24,060
13,915 Liberty Latin America, Ltd., Class C* 97,266
1,745 Ooma , Inc.* 14,885
5,245 Shenandoah Telecommunications Co. 91,106
964,441
Electric Utilities (1.0%):
4,918 ALLETE, Inc. 293,309
3,043 Genie Energy, Ltd., Class B 45,888

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
8,791 Hawaiian Electric Industries, Inc. $ 99,075
3,498 IDACORP, Inc. 324,929
3,245 MGE Energy, Inc. 255,446
3,430 OGE Energy Corp. 117,649
3,462 Otter Tail Corp. 299,117
2,309 Pinnacle West Capital Corp. 172,552
7,274 PNM Resources, Inc. 273,793
6,533 Portland General Electric Co. 274,386
513 Via Renewables, Inc.* 5,546
2,161,690
Electrical Equipment (1.2%):
365 Acuity Brands, Inc. 98,086
2,264 Allient , Inc. 80,780
2,221 American Superconductor Corp.* 30,006
11,274 Array Technologies, Inc.* 168,095
2,920 Atkore , Inc. 555,851
1,326 Encore Wire Corp. 348,446
3,526 EnerSys 333,066
411 Espey Mfg. & Electronics Corp. 10,378
1,220 Fluence Energy, Inc.* 21,155
921 Generac Holdings, Inc.* 116,175
19,087 GrafTech International, Ltd. 26,340
2,894 LSI Industries, Inc. 43,757
917 NEXTracker , Inc., Class A* 51,600
1,123 Powell Industries, Inc. 159,803
576 Preformed Line Products Co. 74,114
2,273 Sensata Technologies Holding plc 83,510
75 Servotronics , Inc.* 1,031
3,914 Shoals Technologies Group, Inc., Class A* 43,759
7,686 Sunrun , Inc.* 101,301
3,233 Thermon Group Holdings, Inc.* 105,784
3,104 Ultralife Corp.* 27,346
2,185 Vicor Corp.* 83,554
2,563,937
Electronic Equipment, Instruments & Components (3.3%):
3,246 Advanced Energy Industries, Inc. 331,027
739 Arrow Electronics, Inc.* 95,671
7,321 Avnet, Inc. 362,975
2,316 Badger Meter, Inc. 374,752
254 Bel Fuse, Inc., Class A 17,986
740 Bel Fuse, Inc., Class B 44,629
3,529 Belden, Inc. 326,821
3,971 Benchmark Electronics, Inc. 119,170
311 Climb Global Solutions, Inc. 22,044
2,477 Cognex Corp. 105,074
1,672 Coherent Corp.* 101,357
2,894 Crane NXT Co. 179,139
2,693 CTS Corp. 126,005
6,442 Daktronics, Inc.* 64,162
1,365 Data I/O Corp.* 4,805
1,751 ePlus , Inc.* 137,523
3,170 Fabrinet * 599,193
2,068 FARO Technologies, Inc.* 44,483
640 Frequency Electronics, Inc.* 6,970
865 Identiv , Inc.* 6,851
2,717 Insight Enterprises, Inc.* 504,058
2,298 IPG Photonics Corp.* 208,406
3,939 Itron , Inc.* 364,436
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,808 Kimball Electronics, Inc.* $ 60,793
8,226 Knowles Corp.* 132,439
533 Littelfuse , Inc. 129,172
1,600 Luna Innovations, Inc.* 5,128
4,257 Methode Electronics, Inc. 51,850
3,114 Mirion Technologies, Inc.* 35,406
3,504 Napco Security Technologies, Inc. 140,721
3,256 nLight , Inc.* 42,328
2,813 Novanta , Inc.* 491,628
1,515 OSI Systems, Inc.* 216,372
1,935 PAR Technology Corp.* 87,772
2,619 PC Connection, Inc. 172,671
2,336 Plexus Corp.* 221,499
1,762 Rogers Corp.* 209,132
5,060 Sanmina Corp.* 314,631
2,444 ScanSource , Inc.* 107,634
3,056 SmartRent , Inc.* 8,190
9,276 TTM Technologies, Inc.* 145,169
10,916 Vishay Intertechnology , Inc. 247,575
1,643 Vishay Precision Group, Inc.* 58,047
6,043 Vontier Corp. 274,110
7,299,804
Energy Equipment & Services (2.3%):
15,126 Archrock , Inc. 297,528
3,515 Bristow Group, Inc.* 95,608
5,646 Cactus, Inc., Class A 282,808
11,410 ChampionX Corp. 409,505
4,409 Core Laboratories, Inc. 75,306
653 DMC Global, Inc.* 12,727
3,762 Dril -Quip, Inc.* 84,758
1,282 Expro Group Holdings NV* 25,602
782 Forum Energy Technologies, Inc.* 15,624
1,260 Geospace Technologies Corp.* 16,619
2,641 Gulf Island Fabrication, Inc.* 19,411
15,555 Helix Energy Solutions Group, Inc.* 168,616
8,573 Helmerich & Payne, Inc. 360,580
12,218 Liberty Energy, Inc. 253,157
595 Mammoth Energy Services, Inc.* 2,166
1,083 Nabors Industries, Ltd.* 93,279
1,299 Natural Gas Services Group, Inc.* 25,240
10,874 Newpark Resources, Inc.* 78,510
1,750 Nine Energy Service, Inc.* 3,920
4,068 NOV, Inc. 79,407
8,535 Oceaneering International, Inc.* 199,719
6,786 Oil States International, Inc.* 41,802
1,387 Patterson-UTI Energy, Inc. 16,561
12,578 ProPetro Holding Corp.* 101,630
19,536 RPC, Inc. 151,209
1,598 SEACOR Marine Holdings, Inc.* 22,276
9,033 Select Water Solutions, Inc. 83,375
1,537 Solaris Oilfield Infrastructure, Inc., Class A 13,326
21,863 TechnipFMC plc 548,980
8,903 TETRA Technologies, Inc.* 39,440
3,988 Tidewater, Inc.* 366,896
31,786 Transocean, Ltd.* 199,616
8,704 US Silica Holdings, Inc.* 108,017
3,853 Valaris , Ltd.* 289,977

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
3,663 Weatherford International plc* $ 422,783
5,005,978
Entertainment (0.4%):
4,252 Atlanta Braves Holdings, Inc.* 166,083
1,562 Atlanta Braves Holdings, Inc.* 65,448
7,111 Cinemark Holdings, Inc.* 127,785
6,033 IMAX Corp.* 97,554
5,688 Lions Gate Entertainment Corp., Class A* 56,596
12,011 Lions Gate Entertainment Corp., Class B* 111,822
1,260 Madison Square Garden Entertainment Corp.* 49,405
578 Madison Square Garden Sports Corp.* 106,652
1,570 Marcus Corp. (The) 22,388
2,680 Playstudios , Inc.* 7,450
2,329 Playtika Holding Corp. 16,419
2,715 Reading International, Inc., Class A* 4,996
1,660 Sphere Entertainment Co.* 81,473
914,071
Financial Services (2.3%):
1,888 Acacia Research Corp.* 10,063
500 Alerus Financial Corp. 10,915
2,519 A-Mark Precious Metals, Inc. 77,308
18,316 AvidXchange Holdings, Inc.* 240,855
622 BM Technologies, Inc.* 1,026
608 Cannae Holdings, Inc.* 13,522
4,597 Cantaloupe, Inc.* 29,559
1,466 Cass Information Systems, Inc. 70,617
8,331 Essent Group, Ltd. 495,778
3,213 Euronet Worldwide, Inc.* 353,205
5,239 EVERTEC, Inc. 209,036
1,005 Federal Agricultural Mortgage Corp., Class C 197,864
5,994 Flywire Corp.* 148,711
2,986 I3 Verticals, Inc., Class A* 68,349
2,738 International Money Express, Inc.* 62,509
2,500 Jackson Financial, Inc., Class A 165,350
13,088 Marqeta , Inc., Class A* 78,004
4,042 Merchants Bancorp 174,534
13,863 MGIC Investment Corp. 309,977
3,941 Mr Cooper Group, Inc.* 307,201
5,682 NCR Atleos Corp.* 112,219
7,344 NMI Holdings, Inc., Class A* 237,505
1,437 Ocwen Financial Corp.* 38,813
700 Paymentus Holdings, Inc., Class A* 15,925
10,730 Payoneer Global, Inc.* 52,148
2,338 Paysafe , Ltd.* 36,917
862 Paysign , Inc.* 3,155
2,891 PennyMac Financial Services, Inc. 263,341
4,780 Radian Group, Inc. 159,987
8,458 Remitly Global, Inc.* 175,419
4,573 Repay Holdings Corp.* 50,303
3,768 Security National Financial Corp., Class A* 29,805
3,309 Shift4 Payments, Inc., Class A* 218,626
1,764 Voya Financial, Inc. 130,395
2,577 Walker & Dunlop, Inc. 260,432
1,247 Waterstone Financial, Inc. 15,176
17,505 Western Union Co. (The) 244,720
5,069,269
Shares Value
Common Stocks, continued
Food Products (1.8%):
444 Alico , Inc. $ 13,000
4,537 B&G Foods, Inc. 51,903
2,392 Calavo Growers, Inc. 66,522
3,667 Cal-Maine Foods, Inc. 215,803
2,871 Darling Ingredients, Inc.* 133,530
2,411 Farmer Bros. Co.* 8,607
13,296 Flowers Foods, Inc. 315,780
4,536 Fresh Del Monte Produce, Inc. 117,528
2,131 Freshpet , Inc.* 246,898
7,444 Hain Celestial Group, Inc. (The)* 58,510
2,212 Ingredion, Inc. 258,472
1,615 J & J Snack Foods Corp. 233,464
865 John B Sanfilippo & Son, Inc. 91,621
2,181 Lancaster Colony Corp. 452,841
2,759 Limoneira Co. 53,966
7,341 Pilgrim's Pride Corp.* 251,943
4,197 Post Holdings, Inc.* 446,057
1,220 Rocky Mountain Chocolate Factory, Inc.* 4,417
74 Seaboard Corp. 238,570
708 Seneca Foods Corp., Class A* 40,285
12 Seneca Foods Corp., Class B* 674
8,759 Simply Good Foods Co. (The)* 298,069
3,986 Tootsie Roll Industries, Inc. 127,675
4,199 TreeHouse Foods, Inc.* 163,551
797 Utz Brands, Inc. 14,697
5,157 Vital Farms, Inc.* 119,900
4,024,283
Gas Utilities (0.8%):
1,683 Chesapeake Utilities Corp. 180,586
4,076 National Fuel Gas Co. 218,963
8,391 New Jersey Resources Corp. 360,058
3,221 Northwest Natural Holding Co. 119,886
4,457 ONE Gas, Inc. 287,610
873 RGC Resources, Inc. 17,669
3,356 Southwest Gas Holdings, Inc. 255,492
4,473 Spire, Inc. 274,508
3,372 UGI Corp. 82,749
1,797,521
Ground Transportation (0.7%):
2,111 ArcBest Corp. 300,818
626 Avis Budget Group, Inc. 76,660
1,328 Covenant Logistics Group, Inc. 61,566
2,131 Daseke , Inc.* 17,687
2,500 FTAI Infrastructure, Inc. 15,700
4,045 Heartland Express, Inc. 48,297
4,262 Hertz Global Holdings, Inc.* 33,372
1,342 Landstar System, Inc. 258,684
5,246 Marten Transport, Ltd. 96,946
1,698 PAM Transportation Services, Inc.* 27,525
774 RXO, Inc.* 16,927
1,507 Ryder System, Inc. 181,126
4,258 Schneider National, Inc., Class B 96,401
2,327 Universal Logistics Holdings, Inc. 85,797
5,665 Werner Enterprises, Inc. 221,615
774 XPO, Inc.* 94,451
1,633,572

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies (2.4%):
10,348 Accuray , Inc.* $ 25,560
2,365 AngioDynamics , Inc.* 13,883
2,193 Apyx Medical Corp.* 2,982
4,704 Artivion , Inc.* 99,537
4,319 AtriCure , Inc.* 131,384
141 Atrion Corp. 65,361
4,538 Avanos Medical, Inc.* 90,352
2,841 Axogen , Inc.* 22,927
4,112 Axonics , Inc.* 283,605
2,651 CONMED Corp. 212,292
3,767 DENTSPLY SIRONA, Inc. 125,027
1,118 Electromed , Inc.* 18,056
2,424 Embecta Corp. 32,166
4,017 Enovis Corp.* 250,862
6,467 Envista Holdings Corp.* 138,264
427 FONAR Corp.* 9,121
4,226 Glaukos Corp.* 398,470
3,641 Haemonetics Corp.* 310,759
1,421 Inari Medical, Inc.* 68,180
1,790 Inogen , Inc.* 14,445
185 Inspire Medical Systems, Inc.* 39,736
2,899 Integer Holdings Corp.* 338,255
7,233 Integra LifeSciences Holdings Corp.* 256,410
1,681 iRadimed Corp. 73,947
2,006 IRIDEX Corp.* 5,978
249 Kewaunee Scientific Corp.* 8,478
5,751 Lantheus Holdings, Inc.* 357,942
1,899 LeMaitre Vascular, Inc. 126,018
1,127 LENSAR, Inc.* 4,001
4,935 LivaNova plc* 276,064
546 Masimo Corp.* 80,180
4,826 Merit Medical Systems, Inc.* 365,569
314 OmniAb Operations, Inc. - Vesting 12.5*(a) —
314 OmniAb Operations, Inc. - Vesting 15*(a) —
4,344 Omnicell , Inc.* 126,975
8,786 OraSure Technologies, Inc.* 54,034
4,817 Orthofix Medical, Inc.* 69,943
2,663 OrthoPediatrics Corp.* 77,653
1,571 Pulmonx Corp.* 14,563
175 QuidelOrtho Corp.* 8,389
400 Semler Scientific, Inc.* 11,684
1,010 SI-BONE, Inc.* 16,534
3,128 Sight Sciences, Inc.* 16,516
337 Silk Road Medical, Inc.* 6,174
4,332 STAAR Surgical Co.* 165,829
879 Surmodics , Inc.* 25,790
1,169 Tactile Systems Technology, Inc.* 18,996
2,471 Tandem Diabetes Care, Inc.* 87,498
671 UFP Technologies, Inc.* 169,226
550 Utah Medical Products, Inc. 39,110
4,899 Varex Imaging Corp.* 88,672
600 Zimvie , Inc.* 9,894
755 Zynex , Inc.* 9,339
5,262,630
Health Care Providers & Services (3.0%):
3,781 Acadia Healthcare Co., Inc.* 299,531
6,905 Accolade, Inc.* 72,364
1,235 AdaptHealth Corp.* 14,215
1,548 Addus HomeCare Corp.* 159,970
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,135 Amedisys , Inc.* $ 196,762
2,834 AMN Healthcare Services, Inc.* 177,153
5,781 Astrana Health, Inc.* 242,744
19,092 Brookdale Senior Living, Inc.* 126,198
1,638 Castle Biosciences, Inc.* 36,282
17,271 Community Health Systems, Inc.* 60,449
1,286 CorVel Corp.* 338,167
3,547 Cross Country Healthcare, Inc.* 66,400
5,272 Encompass Health Corp. 435,362
2,372 Enhabit , Inc.* 27,634
4,638 Ensign Group, Inc. (The) 577,060
7,407 Enzo Biochem , Inc.* 9,407
774 Fulgent Genetics, Inc.* 16,796
5,537 HealthEquity , Inc.* 451,985
4,818 Hims & Hers Health, Inc.* 74,534
1,999 InfuSystem Holdings, Inc.* 17,131
1,190 Joint Corp. (The)* 15,541
1,339 ModivCare , Inc.* 31,400
1,428 National HealthCare Corp. 134,960
2,441 National Research Corp. 96,688
11,926 NeoGenomics , Inc.* 187,477
26,516 OPKO Health, Inc.* 31,819
13,338 Option Care Health, Inc.* 447,357
6,906 Owens & Minor, Inc.* 191,365
9,200 Patterson Cos., Inc. 254,380
10,007 Pediatrix Medical Group, Inc.* 100,370
3,565 Pennant Group, Inc. (The)* 69,981
3,801 PetIQ , Inc.* 69,482
10,308 Premier, Inc., Class A 227,807
429 Privia Health Group, Inc.* 8,404
3,233 Progyny , Inc.* 123,339
1,080 Psychemedics Corp. 3,164
3,561 R1 RCM, Inc.* 45,866
5,839 RadNet , Inc.* 284,126
10,830 Select Medical Holdings Corp. 326,525
10,156 Surgery Partners, Inc.* 302,953
2,123 Tenet Healthcare Corp.* 223,149
1,274 US Physical Therapy, Inc. 143,796
6,720,093
Health Care Technology (0.5%):
7,056 Certara , Inc.* 126,161
1,418 Definitive Healthcare Corp.* 11,443
4,294 Doximity , Inc., Class A* 115,552
8,570 Evolent Health, Inc., Class A* 281,010
3,819 GoodRx Holdings, Inc., Class A* 27,115
6,108 Health Catalyst, Inc.* 45,993
3,597 HealthStream , Inc. 95,896
1,239 iCAD , Inc.* 1,995
445 OptimizeRx Corp.* 5,407
2,741 Schrodinger, Inc.* 74,007
1,580 Simulations Plus, Inc. 65,017
7,069 Teladoc Health, Inc.* 106,742
7,215 Veradigm , Inc.* 55,555
1,011,893
Hotels, Restaurants & Leisure (2.7%):
3,277 Accel Entertainment, Inc.* 38,636
6,589 Aramark 214,274
4,213 Bally's Corp.* 58,729

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3 Biglari Holdings, Inc., Class A* $ 2,775
319 Biglari Holdings, Inc., Class B* 60,508
2,366 BJ's Restaurants, Inc.* 85,602
6,673 Bloomin ' Brands, Inc. 191,382
3,803 Brinker International, Inc.* 188,933
3,041 Carrols Restaurant Group, Inc. 28,920
2,100 Century Casinos, Inc.* 6,636
4,367 Cheesecake Factory, Inc. (The) 157,867
2,078 Choice Hotels International, Inc. 262,555
2,161 Chuy's Holdings, Inc.* 72,890
1,809 Cracker Barrel Old Country Store, Inc. 131,569
3,429 Dave & Buster's Entertainment, Inc.* 214,655
6,787 Denny's Corp.* 60,811
795 Dine Brands Global, Inc. 36,952
557 Dutch Bros, Inc., Class A* 18,381
5,001 El Pollo Loco Holdings, Inc.* 48,710
100 Flanigan's Enterprises, Inc. 2,557
2,709 Full House Resorts, Inc.* 15,089
4,240 Hilton Grand Vacations, Inc.* 200,170
1,648 Inspired Entertainment, Inc.* 16,249
5,547 International Game Technology plc 125,307
1,587 Jack in the Box, Inc. 108,678
289 Kura Sushi USA, Inc., Class A* 33,281
3,042 Light & Wonder, Inc.* 310,558
1,127 Lindblad Expeditions Holdings, Inc.* 10,515
2,879 Marriott Vacations Worldwide Corp. 310,155
538 Nathan's Famous, Inc. 38,090
1,669 Noodles & Co.* 3,188
7,325 Norwegian Cruise Line Holdings, Ltd.* 153,312
1,507 ONE Group Hospitality, Inc. (The)* 8,394
2,706 Papa John's International, Inc. 180,220
809 Penn Entertainment, Inc.* 14,732
3,146 Planet Fitness, Inc., Class A* 197,034
9,502 Playa Hotels & Resorts NV* 92,169
1,540 PlayAGS , Inc.* 13,829
2,311 Portillo's, Inc., Class A* 32,770
897 Potbelly Corp.* 10,863
300 RCI Hospitality Holdings, Inc. 17,400
1,368 Red Robin Gourmet Burgers, Inc.* 10,479
662 Red Rock Resorts, Inc., Class A 39,601
2,644 Sabre Corp.* 6,398
3,298 Shake Shack, Inc., Class A* 343,091
4,527 Six Flags Entertainment Corp.* 119,151
1,870 Soho House & Co., Inc.* 10,603
845 Sweetgreen , Inc., Class A* 21,345
632 Texas Roadhouse, Inc. 97,625
5,527 Travel + Leisure Co. 270,602
5,103 United Parks & Resorts, Inc.* 286,840
15,354 Wendy's Co. (The) 289,269
1,312 Wingstop , Inc. 480,717
2,164 Wyndham Hotels & Resorts, Inc. 166,087
5,917,153
Household Durables (2.6%):
608 Bassett Furniture Industries, Inc. 8,974
3,160 Beazer Homes USA, Inc.* 103,648
713 Cavco Industries, Inc.* 284,530
3,006 Century Communities, Inc. 290,079
2,505 Ethan Allen Interiors, Inc. 86,598
820 Flexsteel Industries, Inc. 30,586
Shares Value
Common Stocks, continued
Household Durables, continued
7,358 GoPro, Inc., Class A* $ 16,408
1,624 Green Brick Partners, Inc.* 97,814
2,142 Helen of Troy, Ltd.* 246,844
670 Hooker Furnishings Corp. 16,087
347 Hovnanian Enterprises, Inc., Class A* 54,458
2,314 Installed Building Products, Inc. 598,701
1,482 iRobot Corp.* 12,982
4,791 KB Home 339,586
1,138 Koss Corp.* 2,925
800 Landsea Homes Corp.* 11,624
4,680 La-Z-Boy, Inc. 176,062
1,413 Legacy Housing Corp.* 30,408
6,614 Leggett & Platt, Inc. 126,658
2,144 LGI Homes, Inc.* 249,497
2,522 Lifetime Brands, Inc. 26,431
625 Lovesac Co. (The)* 14,125
1,513 M/I Homes, Inc.* 206,207
773 MDC Holdings, Inc. 48,629
1,818 Meritage Homes Corp. 318,986
1,255 Mohawk Industries, Inc.* 164,267
6,102 Newell Brands, Inc. 48,999
9,527 Purple Innovation, Inc. 16,577
1,075 SharkNinja , Inc. 66,962
4,598 Skyline Champion Corp.* 390,876
9,581 Sonos , Inc.* 182,614
9,126 Taylor Morrison Home Corp.* 567,363
4,515 Tempur Sealy International, Inc. 256,542
8,624 Tri Pointe Homes, Inc.* 333,404
798 Universal Electronics, Inc.* 7,988
2,661 Vizio Holding Corp., Class A* 29,111
498 Whirlpool Corp. 59,576
4,664 Worthington Enterprises, Inc. 290,241
5,813,367
Household Products (0.5%):
1,235 Central Garden & Pet Co.* 52,895
4,903 Central Garden & Pet Co., Class A* 181,019
780 Oil- Dri Corp. of America 58,157
7,981 Reynolds Consumer Products, Inc. 227,937
3,022 Spectrum Brands Holdings, Inc. 268,988
1,195 WD-40 Co. 302,706
1,091,702
Independent Power and Renewable Electricity Producers
(0.3%):
2,245 Clearway Energy, Inc., Class A 48,290
3,475 Clearway Energy, Inc., Class C 80,099
2,957 Montauk Renewables, Inc.* 12,301
5,289 Ormat Technologies, Inc. 350,079
11,366 Sunnova Energy International, Inc.* 69,673
560,442
Insurance (3.3%):
4,463 Ambac Financial Group, Inc.* 69,757
9,019 American Equity Investment Life Holding Co.* 507,048
2,102 AMERISAFE, Inc. 105,457
4,377 Assured Guaranty, Ltd. 381,893
5,537 Axis Capital Holdings, Ltd. 360,016
5,181 Brighthouse Financial, Inc.* 267,029
5,658 BRP Group, Inc., Class A* 163,743

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
451 CNO Financial Group, Inc. $ 12,393
2,876 Crawford & Co., Class A 27,121
3,445 Crawford & Co., Class B 31,246
3,777 Donegal Group, Inc., Class A 53,407
1,337 eHealth, Inc.* 8,062
2,911 Employers Holdings, Inc. 132,130
1,252 Enstar Group, Ltd.* 389,072
5,076 First American Financial Corp. 309,890
2,527 Fundamental Global, Inc.* 3,487
29,676 Genworth Financial, Inc.* 190,817
1,161 Goosehead Insurance, Inc., Class A* 77,346
4,998 Greenlight Capital Re, Ltd., Class A* 62,325
2,888 Hanover Insurance Group, Inc. (The) 393,259
489 HCI Group, Inc. 56,763
1,369 Heritage Insurance Holdings, Inc.* 14,580
4,168 Horace Mann Educators Corp. 154,174
135 Investors Title Co. 22,031
3,776 James River Group Holdings, Ltd. 35,117
5,318 Kemper Corp. 329,291
1,473 Kingstone Cos., Inc.* 6,555
2,079 Lincoln National Corp. 66,382
5,949 Maiden Holdings, Ltd.* 13,385
4,857 Mercury General Corp. 250,621
375 National Western Life Group, Inc., Class A 184,485
929 NI Holdings, Inc.* 14,074
6,373 Old Republic International Corp. 195,779
839 Oscar Health, Inc., Class A* 12,476
1,294 Primerica, Inc. 327,330
5,241 ProAssurance Corp. 67,399
3,174 RLI Corp. 471,244
1,548 Safety Insurance Group, Inc. 127,230
4,757 Selective Insurance Group, Inc. 519,322
12,459 SiriusPoint , Ltd.* 158,354
2,858 Stewart Information Services Corp. 185,941
4,224 Tiptree, Inc. 72,991
3,007 United Fire Group, Inc. 65,462
3,710 Universal Insurance Holdings, Inc. 75,387
207 White Mountains Insurance Group, Ltd. 371,420
7,343,291
Interactive Media & Services (0.7%):
3,144 Angi , Inc.* 8,237
5,206 Bumble, Inc., Class A* 59,088
8,288 Cargurus , Inc.* 191,287
5,622 Cars.com, Inc.* 96,586
2,200 DHI Group, Inc.* 5,610
2,393 Eventbrite, Inc., Class A* 13,114
673 MediaAlpha , Inc., Class A* 13,709
6,656 QuinStreet , Inc.* 117,545
3,102 Shutterstock , Inc. 142,103
1,095 Travelzoo * 11,147
9,123 TripAdvisor, Inc.* 253,528
11,137 TrueCar , Inc.* 37,755
3,726 Vimeo, Inc.* 15,239
6,503 Yelp, Inc.* 256,218
3,909 Ziff Davis, Inc.* 246,423
694 ZipRecruiter, Inc.* 7,974
5,459 ZoomInfo Technologies, Inc.* 87,508
1,563,071
Shares Value
Common Stocks, continued
IT Services (0.4%):
1,700 Brightcove , Inc.* $ 3,298
1,516 CSP, Inc. 27,985
2,734 DigitalOcean Holdings, Inc.* 104,384
6,761 DXC Technology Co.* 143,401
259 Edgio , Inc.* 2,499
6,592 Fastly , Inc., Class A* 85,498
4,258 Grid Dynamics Holdings, Inc.* 52,331
2,529 Hackett Group, Inc. (The) 61,455
1,300 Information Services Group, Inc. 5,252
9,426 Kyndryl Holdings, Inc.* 205,110
2,877 Perficient , Inc.* 161,946
4,235 Unisys Corp.* 20,794
873,953
Leisure Products (0.9%):
5,375 Acushnet Holdings Corp. 354,481
1,271 American Outdoor Brands, Inc.* 11,185
2,357 Brunswick Corp. 227,498
1,402 Escalade, Inc. 19,278
2,876 Funko , Inc., Class A* 17,946
1,135 Hasbro, Inc. 64,150
1,267 Johnson Outdoors, Inc., Class A 58,421
1,956 Malibu Boats, Inc., Class A* 84,656
3,527 Marine Products Corp. 41,442
1,734 MasterCraft Boat Holdings, Inc.* 41,131
8,431 Mattel, Inc.* 167,018
1,909 Polaris, Inc. 191,129
4,406 Smith & Wesson Brands, Inc. 76,488
2,044 Solo Brands, Inc., Class A* 4,436
10,855 Topgolf Callaway Brands Corp.* 175,525
4,296 Vista Outdoor, Inc.* 140,823
6,555 YETI Holdings, Inc.* 252,695
1,928,302
Life Sciences Tools & Services (0.4%):
3,215 10X Genomics, Inc., Class A* 120,659
13,233 Adaptive Biotechnologies Corp.* 42,478
1,229 Azenta , Inc.* 74,084
3,370 BioLife Solutions, Inc.* 62,514
2,937 Codexis , Inc.* 10,250
1,999 CryoPort , Inc.* 35,382
1,219 Cytek Biosciences, Inc.* 8,179
5,439 Harvard Bioscience, Inc.* 23,061
4,788 Maravai LifeSciences Holdings, Inc., Class A* 41,512
522 Mesa Laboratories, Inc. 57,279
4,067 OmniAb , Inc.* 22,043
17,553 Pacific Biosciences of California, Inc.* 65,824
647 Personalis , Inc.* 964
3,541 Quanterix Corp.* 83,426
15,049 Sotera Health Co.* 180,739
828,394
Machinery (4.8%):
5,892 3D Systems Corp.* 26,160
1,167 AGCO Corp. 143,564
1,034 Alamo Group, Inc. 236,093
2,622 Albany International Corp. 245,183
6,645 Allison Transmission Holdings, Inc. 539,308
806 Art's-Way Manufacturing Co., Inc.* 1,644
2,342 Astec Industries, Inc. 102,369

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
4,717 Barnes Group, Inc. $ 175,237
433 Blue Bird Corp.* 16,601
2,716 Columbus McKinnon Corp. 121,215
4,961 Commercial Vehicle Group, Inc.* 31,899
2,283 Crane Co. 308,502
887 Donaldson Co., Inc. 66,241
2,646 Douglas Dynamics, Inc. 63,822
500 Eastern Co. (The) 17,045
5,334 Energy Recovery, Inc.* 84,224
4,682 Enerpac Tool Group Corp. 166,960
1,894 Enpro , Inc. 319,650
1,739 Esab Corp. 192,281
2,311 ESCO Technologies, Inc. 247,393
5,141 Federal Signal Corp. 436,317
9,916 Flowserve Corp. 452,963
3,813 Franklin Electric Co., Inc. 407,267
11,667 Gates Industrial Corp. plc* 206,623
2,514 Gencor Industries, Inc.* 41,959
1,794 Gorman-Rupp Co. (The) 70,953
459 Graham Corp.* 12,522
3,262 Greenbrier Cos., Inc. (The) 169,950
2,837 Helios Technologies, Inc. 126,786
4,894 Hillenbrand, Inc. 246,119
1,170 Hurco Cos., Inc. 23,587
1,014 Hyster -Yale Materials Handling, Inc. 65,068
219 ITT, Inc. 29,791
2,900 John Bean Technologies Corp. 304,181
951 Kadant , Inc. 312,023
7,094 Kennametal, Inc. 176,924
1,529 L.B. Foster Co., Class A* 41,757
1,058 Lindsay Corp. 124,484
3,189 Luxfer Holdings plc 33,070
3,228 Manitex International, Inc.* 22,144
2,653 Manitowoc Co., Inc. (The)* 37,513
589 Mayville Engineering Co., Inc.* 8,440
535 Middleby Corp. (The)* 86,023
1,424 Miller Industries, Inc. 71,342
8,666 Mueller Industries, Inc. 467,357
13,246 Mueller Water Products, Inc., Class A 213,128
3,562 NN, Inc.* 16,884
920 Omega Flex, Inc. 65,256
3,102 Oshkosh Corp. 386,850
1,229 Park-Ohio Holdings Corp. 32,790
2,556 Proto Labs, Inc.* 91,377
579 RBC Bearings, Inc.* 156,533
6,810 REV Group, Inc. 150,433
3,869 Shyft Group, Inc. (The) 48,053
3,392 SPX Technologies, Inc.* 417,657
952 Standex International Corp. 173,473
466 Taylor Devices, Inc.* 23,193
1,591 Tennant Co. 193,482
5,603 Terex Corp. 360,833
3,793 Timken Co. (The) 331,622
6,175 Titan International, Inc.* 76,941
7,208 Trinity Industries, Inc. 200,743
1,747 Twin Disc, Inc. 28,878
4,168 Wabash National Corp. 124,790
2,097 Watts Water Technologies, Inc., Class A 445,717
10,619,187
Shares Value
Common Stocks, continued
Marine Transportation (0.4%):
9,113 Costamare , Inc. $ 103,433
290 Eagle Bulk Shipping, Inc. 18,116
4,090 Genco Shipping & Trading, Ltd. 83,150
4,186 Kirby Corp.* 399,009
3,317 Matson, Inc. 372,831
976,539
Media (0.8%):
6,248 Altice USA, Inc., Class A* 16,307
3,441 AMC Networks, Inc., Class A* 41,739
3,595 Boston Omaha Corp., Class A* 55,579
21 Cable One, Inc. 8,886
1,276 Cardlytics, Inc.* 18,489
391 comScore, Inc.* 6,021
139 Daily Journal Corp.* 50,264
976 DallasNews Corp. 3,728
10,295 Entravision Communications Corp., Class A 16,884
6,737 EW Scripps Co. (The), Class A* 26,476
1,002 Gambling.com Group, Ltd.* 9,148
5,880 Gannett Co, Inc.* 14,347
7,507 Gray Television, Inc. 47,444
7,600 Integral Ad Science Holding Corp.* 75,772
4,285 John Wiley & Sons, Inc., Class A 163,387
538 Liberty Broadband Corp., Class C* 30,790
5,805 Magnite , Inc.* 62,404
348 Marchex , Inc., Class B* 477
4,316 New York Times Co. (The), Class A 186,537
911 Nexstar Media Group, Inc. 156,956
7,702 Paramount Global, Class B 90,653
2,614 PubMatic, Inc., Class A* 62,004
3,170 Scholastic Corp. 119,541
1,907 Sinclair, Inc. 25,687
7,113 Stagwell , Inc.* 44,243
3,284 TechTarget , Inc.* 108,635
10,206 TEGNA, Inc. 152,478
3,183 Thryv Holdings, Inc.* 70,758
4,009 WideOpenWest , Inc.* 14,513
1,680,147
Metals & Mining (2.1%):
2,156 Alcoa Corp. 72,851
1,262 Alpha Metallurgical Resources, Inc. 417,937
2,124 Ampco -Pittsburgh Corp.* 4,609
1,706 Arch Resources, Inc. 274,308
1,338 Ascent Industries Co.* 13,634
9,701 ATI, Inc.* 496,400
4,363 Carpenter Technology Corp. 311,605
10,293 Century Aluminum Co.* 158,409
27,193 Coeur Mining, Inc.* 102,518
9,748 Commercial Metals Co. 572,890
3,655 Compass Minerals International, Inc. 57,530
15,692 Ferroglobe plc 78,146
515 Fortitude Gold Corp. 2,812
1,311 Haynes International, Inc. 78,817
49,711 Hecla Mining Co. 239,110
754 Kaiser Aluminum Corp. 67,377
1,808 Materion Corp. 238,204
937 McEwen Mining, Inc.* 9,239
4,513 Metallus , Inc.* 100,414
10,635 MP Materials Corp.* 152,081

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
665 Olympic Steel, Inc. $ 47,135
2,862 Radius Recycling, Inc. 60,474
807 Royal Gold, Inc. 98,301
2,761 Ryerson Holding Corp. 92,493
6,647 SunCoke Energy, Inc. 74,912
2,908 Tredegar Corp. 18,960
9,051 United States Steel Corp. 369,100
1,458 Universal Stainless & Alloy Products, Inc.* 32,688
2,207 Warrior Met Coal, Inc. 133,965
5,028 Worthington Steel, Inc. 180,254
4,557,173
Multi-Utilities (0.4%):
6,708 Avista Corp. 234,914
5,511 Black Hills Corp. 300,901
5,408 Northwestern Energy Group, Inc. 275,429
1,588 Unitil Corp. 83,132
894,376
Oil, Gas & Consumable Fuels (4.4%):
2,827 Amplify Energy Corp.* 18,686
36,413 Antero Midstream Corp. 511,967
3,591 Antero Resources Corp.* 104,139
3,948 Ardmore Shipping Corp. 64,826
9,758 Berry Corp. 78,552
5,609 California Resources Corp. 309,056
4,863 Callon Petroleum Co.* 173,901
882 Centrus Energy Corp., Class A* 36,629
735 Chord Energy Corp. 131,006
2,610 Civitas Resources, Inc. 198,125
21,990 Clean Energy Fuels Corp.* 58,933
14,051 CNX Resources Corp.* 333,290
17,410 Comstock Resources, Inc. 161,565
2,872 CONSOL Energy, Inc. 240,559
8,027 CVR Energy, Inc. 286,243
6,165 Delek US Holdings, Inc. 189,512
15,281 DHT Holdings, Inc. 175,732
4,120 Dorian LPG, Ltd. 158,455
2,631 DT Midstream, Inc. 160,754
3,500 Encore Energy Corp.* 15,330
35,592 EnLink Midstream LLC 485,475
19,166 Equitrans Midstream Corp. 239,383
2,943 Evolution Petroleum Corp. 18,070
5,794 FutureFuel Corp. 46,642
5,232 Green Plains, Inc.* 120,964
824 Gulfport Energy Corp.* 131,939
3,562 International Seaways, Inc. 189,498
3,167 Kinetik Holdings, Inc. 126,268
35,919 Kosmos Energy, Ltd.* 214,077
13,505 Magnolia Oil & Gas Corp., Class A 350,455
4,763 Matador Resources Co. 318,026
8,623 Murphy Oil Corp. 394,071
245 NACCO Industries, Inc., Class A 7,399
2,623 New Fortress Energy, Inc. 80,238
19,107 Nordic American Tankers, Ltd. 74,899
897 Northern Oil and Gas, Inc. 35,593
5,300 Overseas Shipholding Group, Inc., Class A 33,920
5,769 Par Pacific Holdings, Inc.* 213,799
8,951 PBF Energy, Inc., Class A 515,309
11,090 Peabody Energy Corp. 269,043
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,410 PHX Minerals, Inc. $ 8,218
6 PrimeEnergy Resources Corp.* 601
8,178 Range Resources Corp. 281,569
1,817 REX American Resources Corp.* 106,676
4,515 SandRidge Energy, Inc. 65,784
4,627 Scorpio Tankers, Inc. 331,062
11,301 SFL Corp., Ltd. 148,947
982 SilverBow Resources, Inc.* 33,525
3,500 Sitio Royalties Corp., Class A 86,520
8,873 SM Energy Co. 442,319
40,654 Southwestern Energy Co.* 308,157
8,844 Talos Energy, Inc.* 123,197
6,156 Teekay Corp.* 44,816
2,668 Teekay Tankers, Ltd., Class A 155,838
14,059 Uranium Energy Corp.* 94,898
1,542 Vital Energy, Inc.* 81,017
11,767 W&T Offshore, Inc. 31,183
5,268 World Kinect Corp. 139,339
9,755,994
Paper & Forest Products (0.3%):
1,958 Clearwater Paper Corp.* 85,623
3,299 Glatfelter Corp.* 6,598
6,048 Louisiana-Pacific Corp. 507,488
7,454 Mercer International, Inc. 74,167
851 Sylvamo Corp. 52,541
726,417
Passenger Airlines (0.6%):
10,366 Alaska Air Group, Inc.* 445,634
1,668 Allegiant Travel Co. 125,450
3,400 Blade Air Mobility, Inc.* 9,690
1,769 Copa Holdings SA, Class A 184,259
1,436 Frontier Group Holdings, Inc.* 11,646
6,778 Hawaiian Holdings, Inc.* 90,351
25,978 JetBlue Airways Corp.* 192,757
4,173 SkyWest, Inc.* 288,271
7,810 Spirit Airlines, Inc. 37,801
2,159 Sun Country Airlines Holdings, Inc.* 32,579
1,418,438
Personal Care Products (0.9%):
3,738 Beauty Health Co. (The)* 16,597
9,485 BellRing Brands, Inc.* 559,900
4,686 Edgewell Personal Care Co. 181,067
2,478 elf Beauty, Inc.* 485,762
4,508 Herbalife, Ltd.* 45,305
2,661 Inter Parfums , Inc. 373,897
900 Lifevantage Corp. 5,445
1,046 Medifast , Inc. 40,083
1,387 Natural Alternatives International, Inc.* 8,447
369 Natural Health Trends Corp. 2,472
2,335 Nature's Sunshine Products, Inc.* 48,498
4,261 Nu Skin Enterprises, Inc., Class A 58,930
340 United-Guardian, Inc. 2,628
1,873 USANA Health Sciences, Inc.* 90,840
1,919,871
Pharmaceuticals (1.3%):
1,113 Aclaris Therapeutics, Inc.* 1,380

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
9,876 Amneal Pharmaceuticals, Inc.* $ 59,849
3,800 Amphastar Pharmaceuticals, Inc.* 166,858
1,824 ANI Pharmaceuticals, Inc.* 126,093
464 Arvinas , Inc.* 19,154
1,693 Assertio Holdings, Inc.* 1,624
961 Catalent , Inc.* 54,249
3,130 Collegium Pharmaceutical, Inc.* 121,507
8,031 Corcept Therapeutics, Inc.* 202,301
3,415 Cumberland Pharmaceuticals, Inc.* 5,737
11,175 Elanco Animal Health, Inc.* 181,929
1,163 EyePoint Pharmaceuticals, Inc.* 24,039
969 Fulcrum Therapeutics, Inc.* 9,147
4,130 Harmony Biosciences Holdings, Inc.* 138,685
7,015 Innoviva , Inc.* 106,909
350 Intra-Cellular Therapies, Inc.* 24,220
1,140 Jazz Pharmaceuticals plc* 137,279
1,693 Ligand Pharmaceuticals, Inc.* 123,758
10,744 Nektar Therapeutics* 10,037
882 NGM Biopharmaceuticals, Inc.* 1,402
7,543 Organon & Co. 141,808
4,377 Pacira BioSciences , Inc.* 127,896
9,320 Perrigo Co. plc 300,011
2,388 Phibro Animal Health Corp., Class A 30,877
4,591 Prestige Consumer Healthcare, Inc.* 333,123
420 Relmada Therapeutics, Inc.* 1,953
911 scPharmaceuticals , Inc.* 4,573
5,073 SIGA Technologies, Inc. 43,425
4,909 Supernus Pharmaceuticals, Inc.* 167,446
2,116 Taro Pharmaceutical Industries, Ltd.* 89,591
3,288 Terns Pharmaceuticals, Inc.* 21,569
352 Ventyx Biosciences, Inc.* 1,936
855 Xeris Biopharma Holdings, Inc.* 1,890
2,782,255
Professional Services (2.9%):
4,207 Alight, Inc., Class A* 41,439
4,073 ASGN, Inc.* 426,688
935 Asure Software, Inc.* 7,274
670 Barrett Business Services, Inc. 84,902
496 CACI International, Inc., Class A* 187,900
4,344 CBIZ, Inc.* 341,004
3,175 Clarivate plc* 23,590
1,628 Concentrix Corp. 107,806
24,230 Conduent , Inc.* 81,897
490 CRA International, Inc. 73,294
2,395 CSG Systems International, Inc. 123,438
9,712 Dun & Bradstreet Holdings, Inc. 97,509
12,997 ExlService Holdings, Inc.* 413,305
3,948 Exponent, Inc. 326,460
2,254 Forrester Research, Inc.* 48,596
1,460 Franklin Covey Co.* 57,320
656 FTI Consulting, Inc.* 137,950
2,037 Genpact , Ltd. 67,119
2,543 Heidrick & Struggles International, Inc. 85,597
1,095 HireRight Holdings Corp.* 15,626
1,874 Huron Consulting Group, Inc.* 181,066
1,077 IBEX Holdings, Ltd.* 16,618
1,636 ICF International, Inc. 246,431
2,835 Insperity , Inc. 310,744
668 KBR, Inc. 42,525
Shares Value
Common Stocks, continued
Professional Services, continued
3,977 Kelly Services, Inc., Class A $ 99,584
1,724 Kforce , Inc. 121,577
4,729 Korn Ferry 310,979
2,210 Legalzoom.com, Inc.* 29,481
1,919 ManpowerGroup , Inc. 148,991
1,332 Mastech Digital, Inc.* 11,988
3,715 Maximus, Inc. 311,689
3,943 Mistras Group, Inc.* 37,695
1,409 NV5 Global, Inc.* 138,096
5,163 Parsons Corp.* 428,271
3,871 Paycor HCM, Inc.* 75,252
10,167 Planet Labs PBC* 25,926
4,105 Resources Connection, Inc. 54,022
3,126 Science Applications International Corp. 407,599
1,400 TaskUS , Inc., Class A* 16,310
2,657 TriNet Group, Inc. 352,026
3,174 TrueBlue , Inc.* 39,739
4,590 TTEC Holdings, Inc. 47,598
3,489 Upwork , Inc.* 42,775
8,419 Verra Mobility Corp.* 210,222
505 Willdan Group, Inc.* 14,640
6,470,558
Real Estate Management & Development (0.8%):
1,064 AMREP Corp.* 24,727
3,740 Anywhere Real Estate, Inc.* 23,113
395 CKX Lands, Inc.* 5,214
10,668 Compass, Inc., Class A* 38,405
15,704 Cushman & Wakefield plc* 164,264
3,547 DigitalBridge Group, Inc. 68,351
12,237 Douglas Elliman , Inc. 19,334
913 eXp World Holdings, Inc. 9,431
1,627 Five Point Holdings LLC, Class A* 5,092
5,226 Forestar Group, Inc.* 210,033
971 FRP Holdings, Inc.* 59,619
4,346 Howard Hughes Holdings, Inc.* 315,607
10 J.W. Mays, Inc.* 450
12,649 Kennedy-Wilson Holdings, Inc. 108,528
3,651 Marcus & Millichap, Inc. 124,755
1,035 Maui Land & Pineapple Co., Inc.* 22,418
14,380 Newmark Group, Inc., Class A 159,474
13,559 Opendoor Technologies, Inc.* 41,084
1,207 Rafael Holdings, Inc., Class B* 2,076
688 RE/MAX Holdings, Inc. 6,034
2,198 RMR Group, Inc. (The), Class A 52,752
5,104 St. Joe Co. (The) 295,879
308 Stratus Properties, Inc.* 7,032
3,773 Tejon Ranch Co.* 58,142
1,821,814
Semiconductors & Semiconductor Equipment (3.0%):
1,931 Aehr Test Systems* 23,944
4,098 Allegro MicroSystems , Inc.* 110,482
2,944 Alpha & Omega Semiconductor, Ltd.* 64,886
3,209 Ambarella , Inc.* 162,921
11,837 Amkor Technology, Inc. 381,625
1,301 Amtech Systems, Inc.* 7,038
2,714 Axcelis Technologies, Inc.* 302,665
2,777 AXT, Inc.* 12,746
2,382 CEVA, Inc.* 54,095

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,473 Cirrus Logic, Inc.* $ 414,021
4,518 Cohu , Inc.* 150,585
5,352 Credo Technology Group Holding, Ltd.* 113,409
3,895 Diodes, Inc.* 274,598
2,057 Everspin Technologies, Inc.* 16,291
6,794 FormFactor , Inc.* 310,010
4,679 GSI Technology, Inc.* 15,909
3,150 Ichor Holdings, Ltd.* 121,653
1,349 inTEST Corp.* 17,874
5,112 Kulicke & Soffa Industries, Inc. 257,185
4,502 MACOM Technology Solutions Holdings, Inc.* 430,571
4,444 Magnachip Semiconductor Corp.* 24,798
7,379 MaxLinear , Inc.* 137,766
534 MKS Instruments, Inc. 71,022
3,121 Navitas Semiconductor Corp.* 14,887
739 NVE Corp. 66,643
3,680 Onto Innovation, Inc.* 666,374
3,423 PDF Solutions, Inc.* 115,252
4,690 Photronics , Inc.* 132,821
2,109 Pixelworks , Inc.* 5,441
4,754 Power Integrations, Inc. 340,149
4,581 Rambus, Inc.* 283,152
5,490 Semtech Corp.* 150,920
2,296 Silicon Laboratories, Inc.* 329,981
463 SiTime Corp.* 43,166
2,252 SMART Global Holdings, Inc.* 59,273
3,363 Synaptics , Inc.* 328,094
4,350 Ultra Clean Holdings, Inc.* 199,839
1,328 Universal Display Corp. 223,702
4,871 Veeco Instruments, Inc.* 171,313
6,607,101
Software (3.6%):
8,280 A10 Networks, Inc. 113,353
9,516 ACI Worldwide, Inc.* 316,026
9,800 Adeia , Inc. 107,016
2,830 Agilysys , Inc.* 238,456
4,477 Alarm.com Holdings, Inc.* 324,448
1,066 Alkami Technology, Inc.* 26,192
3,451 Altair Engineering, Inc., Class A* 297,304
3,072 American Software, Inc., Class A 35,174
7,298 AvePoint , Inc.* 57,800
2,785 Aware, Inc.* 5,208
1,976 BILL Holdings, Inc.* 135,791
4,494 Blackbaud , Inc.* 333,185
11,848 Box, Inc., Class A* 335,535
6,409 CCC Intelligent Solutions Holdings, Inc.* 76,652
2,942 Cerence , Inc.* 46,336
7,140 Cleanspark , Inc.* 151,439
3,427 CommVault Systems, Inc.* 347,601
2,247 Consensus Cloud Solutions, Inc.* 35,637
7,972 DoubleVerify Holdings, Inc.* 280,296
2,945 Dropbox, Inc., Class A* 71,563
5,396 E2open Parent Holdings, Inc.* 23,958
1,400 eGain Corp.* 9,030
4,266 Envestnet , Inc.* 247,044
1,893 Everbridge , Inc.* 65,933
7,337 Freshworks , Inc., Class A* 133,607
2,787 Guidewire Software, Inc.* 325,271
2,645 HashiCorp , Inc., Class A* 71,283
Shares Value
Common Stocks, continued
Software, continued
1,910 Informatica , Inc., Class A* $ 66,850
1,029 Intapp , Inc.* 35,295
2,150 InterDigital , Inc. 228,889
6,619 Jamf Holding Corp.* 121,459
4,429 JFrog , Ltd.* 195,850
6,678 LiveRamp Holdings, Inc.* 230,391
9,933 Matterport , Inc.* 22,449
594 MeridianLink , Inc.* 11,108
4,178 Mitek Systems, Inc.* 58,910
2,242 Model N, Inc.* 63,830
3,696 N-able, Inc.* 48,307
1,206 nCino , Inc.* 45,080
11,365 NCR Voyix Corp.* 143,540
4,082 Olo , Inc., Class A* 22,410
2,642 ON24, Inc. 18,864
3,431 OneSpan , Inc.* 39,903
6,795 PowerSchool Holdings, Inc.* 144,666
3,574 Progress Software Corp. 190,530
1,486 Q2 Holdings, Inc.* 78,104
2,916 Qualys , Inc.* 486,593
7,922 Rimini Street, Inc.* 25,826
1,258 Riot Platforms, Inc.* 15,398
3,449 Sapiens International Corp. NV 110,920
3,865 SentinelOne , Inc., Class A* 90,093
491 Smartsheet , Inc., Class A* 18,903
5,797 SolarWinds Corp.* 73,158
539 SoundThinking , Inc.* 8,559
2,369 Sprinklr , Inc., Class A* 29,068
2,387 SPS Commerce, Inc.* 441,356
6 Synchronoss Technologies, Inc.* 50
2,600 Telos Corp.* 10,816
7,634 Teradata Corp.* 295,207
3,856 Terawulf , Inc.* 10,141
870 Upland Software, Inc.* 2,688
1,495 Varonis Systems, Inc.* 70,519
5,881 Verint Systems, Inc.* 194,955
2,808 Vertex, Inc., Class A* 89,182
3,188 Xperi , Inc.* 38,447
5,793 Yext , Inc.* 34,932
8,024,384
Specialty Retail (3.5%):
2,021 1-800-Flowers.com, Inc., Class A* 21,887
3,889 Aaron's Co., Inc. (The) 29,168
4,840 Abercrombie & Fitch Co.* 606,597
5,892 Academy Sports & Outdoors, Inc. 397,946
16,719 American Eagle Outfitters, Inc. 431,183
840 America's Car-Mart, Inc.* 53,651
1,082 Arhaus , Inc. 16,652
7,086 Arko Corp. 40,390
1,669 Asbury Automotive Group, Inc.* 393,517
2,474 AutoNation, Inc.* 409,645
1,989 Beyond, Inc.* 71,425
1,634 Big 5 Sporting Goods Corp. 5,752
2,497 Boot Barn Holdings, Inc.* 237,590
3,986 Buckle, Inc. (The) 160,516
1,732 Build-A-Bear Workshop, Inc. 51,735
3,535 Caleres , Inc. 145,041
407 Camping World Holdings, Inc., Class A 11,335
2,166 CarParts.com, Inc.* 3,509

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,799 Cato Corp. (The), Class A $ 10,380
1,618 Children's Place, Inc. (The)* 18,672
853 Citi Trends, Inc.* 23,142
2,251 Conn's, Inc.* 7,541
4,201 Container Store Group, Inc. (The)* 4,789
5,322 Designer Brands, Inc., Class A 58,169
4,253 Destination XL Group, Inc.* 15,311
738 Duluth Holdings, Inc., Class B* 3,616
8,313 Foot Locker, Inc. 236,920
3,793 GameStop Corp., Class A* 47,488
15,391 Gap, Inc. (The) 424,022
1,751 Genesco, Inc.* 49,273
753 Group 1 Automotive, Inc. 220,049
4,262 Guess?, Inc. 134,125
1,984 Haverty Furniture Cos., Inc. 67,694
1,265 Hibbett, Inc. 97,165
861 J. Jill, Inc.* 27,526
1,300 Lands' End, Inc.* 14,157
8,685 Leslie's, Inc.* 56,453
206 Lithia Motors, Inc. 61,977
1,529 LL Flooring Holdings, Inc.* 2,798
1,251 MarineMax , Inc.* 41,608
3,233 Monro , Inc. 101,969
1,320 Murphy USA, Inc. 553,344
6,975 National Vision Holdings, Inc.* 154,566
2,301 ODP Corp. (The)* 122,068
443 OneWater Marine, Inc.* 12,470
3,370 PetMed Express, Inc. 16,142
2,414 Revolve Group, Inc.* 51,104
599 RH* 208,608
9,361 Sally Beauty Holdings, Inc.* 116,264
2,801 Shoe Carnival, Inc. 102,629
3,726 Signet Jewelers, Ltd. 372,861
2,863 Sleep Number Corp.* 45,894
1,077 Sonic Automotive, Inc., Class A 61,324
5,038 Sportsman's Warehouse Holdings, Inc.* 15,668
3,300 Stitch Fix, Inc., Class A* 8,712
1,307 Tile Shop Holdings, Inc.* 9,188
2,271 Tilly's, Inc., Class A* 15,443
4,699 Upbound Group, Inc. 165,452
7,876 Urban Outfitters, Inc.* 341,976
8,308 Valvoline, Inc.* 370,288
3,486 Victoria's Secret & Co.* 67,559
924 Warby Parker, Inc., Class A* 12,576
345 Winmark Corp. 124,786
2,194 Zumiez , Inc.* 33,327
7,794,632
Technology Hardware, Storage & Peripherals (0.2%):
1,308 AstroNova , Inc.* 23,309
1,682 Corsair Gaming, Inc.* 20,756
1,518 Immersion Corp. 11,355
1,673 Intevac, Inc.* 6,424
2,058 IonQ , Inc.* 20,559
4,629 Stratasys , Ltd.* 53,789
1,590 TransAct Technologies, Inc.* 8,332
600 Turtle Beach Corp.* 10,344
9,858 Xerox Holdings Corp. 176,458
331,326
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.4%):
4,805 Capri Holdings, Ltd.* $ 217,666
3,008 Carter's, Inc. 254,717
4,005 Columbia Sportswear Co. 325,126
1,656 Crocs, Inc.* 238,133
2,291 Culp, Inc.* 10,997
9,256 Figs, Inc., Class A* 46,095
2,091 Fossil Group, Inc.* 2,133
4,343 G-III Apparel Group, Ltd.* 125,990
5,770 Hanesbrands, Inc.* 33,466
4,221 Kontoor Brands, Inc. 254,315
816 Lakeland Industries, Inc. 14,933
4,068 Levi Strauss & Co., Class A 81,319
1,625 Movado Group, Inc. 45,386
1,227 Oxford Industries, Inc. 137,915
3,679 PVH Corp. 517,304
674 Rocky Brands, Inc. 18,286
6,920 Steven Madden, Ltd. 292,578
418 Superior Group of Cos., Inc. 6,905
3,324 Tapestry, Inc. 157,824
11,206 Under Armour , Inc., Class A* 82,700
11,499 Under Armour , Inc., Class C* 82,103
957 Unifi, Inc.* 5,732
1,916 Vera Bradley, Inc.* 13,029
4,637 VF Corp. 71,132
6,915 Wolverine World Wide, Inc. 77,517
3,113,301
Tobacco (0.1%):
763 Turning Point Brands, Inc. 22,356
2,298 Universal Corp. 118,853
13,115 Vector Group, Ltd. 143,740
284,949
Trading Companies & Distributors (2.5%):
8,849 Air Lease Corp. 455,193
3,201 Alta Equipment Group, Inc. 41,453
3,314 Applied Industrial Technologies, Inc. 654,681
4,936 Beacon Roofing Supply, Inc.* 483,827
1,029 BlueLinx Holdings, Inc.* 134,017
2,610 Boise Cascade Co. 400,296
9,484 DNOW, Inc.* 144,157
1,758 DXP Enterprises, Inc.* 94,457
1,975 EVI Industries, Inc. 49,178
3,079 GATX Corp. 412,678
4,153 Global Industrial Co. 185,971
1,159 GMS, Inc.* 112,817
2,840 H&E Equipment Services, Inc. 182,271
2,230 Herc Holdings, Inc. 375,309
2,500 Hudson Technologies, Inc.* 27,525
2,160 McGrath RentCorp 266,479
9,914 MRC Global, Inc.* 124,619
4,207 MSC Industrial Direct Co., Inc. 408,247
5,493 Rush Enterprises, Inc., Class A 293,985
1,314 Rush Enterprises, Inc., Class B 70,023
1,068 SiteOne Landscape Supply, Inc.* 186,419
2,818 Titan Machinery, Inc.* 69,915
949 Transcat , Inc.* 105,747
858 WESCO International, Inc. 146,958
5,426,222

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
Shares Value
Common Stocks, continued
Water Utilities (0.4%):
3,041 American States Water Co. $ 219,682
933 Artesian Resources Corp., Class A 34,624
4,896 California Water Service Group 227,566
1,256 Consolidated Water Co., Ltd. 36,813
1,516 Middlesex Water Co. 79,590
3,435 Pure Cycle Corp.* 32,632
2,786 SJW Group 157,660
1,701 York Water Co. (The) 61,695
850,262
Wireless Telecommunication Services (0.2%):
8,428 Gogo , Inc.* 73,998
2,722 Spok Holdings, Inc. 43,416
11,047 Telephone and Data Systems, Inc. 176,973
3,950 United States Cellular Corp.* 144,175
438,562
Total Common Stocks (Cost $183,708,918) 220,925,559
Preferred Stocks (0.0%
†
):
Media (0.0%
†
):
430 Liberty Broadband Corp., Series A, 7.00% 10,019
Trading Companies & Distributors (0.0%
†
):
2,540 WESCO International, Inc., Series A, 10.63% 66,828
Total Preferred Stocks (Cost $70,827) 76,847
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 104
123 Mirati Therapeutics CVR, Expires on 1/1/26* 86
190
Shares Value
Rights, continued
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* $ 7,067
5,276 Chinook Therapeutics CVR, Expires on 1/1/26* 6,595
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 1,984
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* —
15,646
Household Products (0.0%
†
):
9,500 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
5,401 Resolute Fst CVR, Expires on 1/1/26* 7,670
Pharmaceuticals (0.0%
†
):
8,857 Achillion Pharm CVR, Expires on 1/29/49* 2,391
Total Rights (Cost $–) 25,897
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
611,890 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(b) 611,890
Total Unaffiliated Investment Company (Cost $611,890) 611,890
Total Investment Securities
(Cost $184,391,635) — 100.2% 221,640,193
Net other assets (liabilities) — (0.2)% (448,508)
Net Assets — 100.0% $ 221,191,685
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities ( 5 .8% ):
$ 2,173,668 American Homes 4 Rent Trust, Class A, Series
2014-SFR3, 3.68%, 12/17/36(a) $ 2,137,684
2,015,000 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 9/15/27 @ 100(a) 2,010,234
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,858,367
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 1/15/27 @ 100 1,013,326
2,769,468 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 7/15/26 @ 100(a) 2,786,507
800,120 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55, Callable 12/25/34 @
100(a) 715,984
1,518,387 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,484,438
881,737 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 785,501
117,129 College Ave Student Loans LLC, Class A1, Series
2021-A, 6.54%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 116,691
2,008,290 Credit Acceptance Auto Loan Trust, Class A, Series
2021-4, 1.26%, 10/15/30, Callable 3/15/25 @
100(a) 1,980,354
421,133 Credit Acceptance Auto Loan Trust, Class A, Series
2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @
100(a) 417,728
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,288,996
361,020 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 321,143
3,371,689 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 3/25/34 @ 100(a) 3,452,537
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 9/20/27 @ 100(a) 422,088
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 749,175
1,145,855 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 10/20/26 @
100(a) 1,146,784
6,023,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a) 5,991,751
3,402,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
2, 5.28%, 2/15/36, Callable 8/15/28 @ 100(a) 3,445,670
5,657,000 Ford Credit Auto Owner Trust 2024-REV1, Class A,
Series 2024-1, 4.87%, 8/15/36, Callable 2/15/29
@ 100(a) 5,659,181
8,149,000 Ford Credit Floorplan Master Owner Trust A, Class
A1, Series 2023-1, 4.92%, 5/15/28(a) 8,113,612
2,984,000 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 9/15/29 @ 100(a) 2,983,650
2,196,000 GM Financial Revolving Receivables Trust, Class A,
Series 2024-1, 4.98%, 12/11/36, Callable 3/11/29
@ 100(a) 2,208,840
2,354,692 GoodLeap Sustainable Home Solutions Trust,
Class A, Series 2023-3C, 6.50%, 7/20/55, Callable
12/20/39 @ 100(a) 2,434,065
607,107 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
4/20/40 @ 100(a) 570,706
Principal Amount Value
Asset Backed Securities, continued
$ 379,520 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
4/20/41 @ 100(a) $ 313,859
4,109,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 12/15/26 @ 100 4,110,211
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 10/15/27 @ 100 6,682,997
156,000 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 9/15/26
@ 100 155,701
1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 3/13/31 @ 100(a) 1,693,643
146,459 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 7/20/38 @ 100(a) 138,571
45,085 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 2/15/28
@ 100(a) 44,117
5,322,497 Navient Private Education Refi Loan Trust, Class
A, Series 2021-EA, 0.97%, 12/16/69, Callable
12/15/29 @ 100(a) 4,604,376
1,513,897 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 6.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,448,720
792,954 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 6.44%(TSFR1M+111bps),
4/15/69, Callable 1/15/32 @ 100(a) 789,030
1,640,298 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,552,424
992,780 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 7/15/27
@ 100(a) 899,202
4,578,198 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 10/15/32
@ 100(a) 4,600,069
348,519 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 6/15/28
@ 100(a) 304,996
74,731 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 8/15/25 @ 100(a) 73,328
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,256,028
2,712,833 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 6.18%(TSFR1M+85bps), 4/20/62, Callable
9/20/31 @ 100(a) 2,679,698
4,489,265 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 6.22%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 4,441,903
2,355,253 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 2,110,017
6,506,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 6,610,330
3,537,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.82%(SOFR30A+150bps), 9/14/36,
Callable 9/14/26 @ 100(a) 3,593,357
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/16/28(a) 3,252,491
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,465,062

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) $ 190,971
1,400,000 PFS Financing Corp., Class A, Series 2021-A, 0.71%,
4/15/26(a) 1,397,803
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,254,392
291,171 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 6.69%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 288,713
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,679,233
9,412,751 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 7.12%(SOFR30A+180bps),
10/16/56(a) 9,604,332
180,697 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 6.19%(TSFR1M+86bps),
10/15/35(a) 180,064
881,376 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 777,653
2,762,136 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 6.17%(TSFR1M+84bps), 1/15/53(a) 2,720,137
460,927 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 430,212
4,961,289 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 7.12%(SOFR30A+180bps),
10/15/58(a) 5,049,037
206,375 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 6.27%(TSFR1M+94bps), 9/15/37(a) 204,795
3,366,000 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 6.77%(SOFR30A+145bps), 3/15/56,
Callable 5/15/36 @ 100(a) 3,379,792
2,509,212 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,296,359
1,188,430 SMB Private Education Loan Trust, Class A1A,
Series 2023-C, 5.67%, 11/15/52(a) 1,201,287
1,256,228 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 1,160,429
651,078 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 9/25/25
@ 100(a) 634,918
313,574 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 8/15/26
@ 100(a) 299,216
825,762 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 9/15/27
@ 100(a) 773,101
433,614 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 6/15/28
@ 100(a) 391,699
10,964,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 10,985,803
Total Asset Backed Securities (Cost $175,634,625) 173,815,088
Collateralized Mortgage Obligations ( 7 .7% ):
1,412,529 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,424,743
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
7.00%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) $ 2,213,035
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
6.59%(TSFR1M+126bps), 4/15/38(a) 2,557,367
780,099 Allegro CLO VIII, Ltd., Class A, Series 2018-2A,
6.68%(TSFR3M+136bps), 7/15/31, Callable
4/15/24 @ 100(a) 780,839
836,635 Anchorage Capital CLO 7, Ltd., Class AR2, Series
2015-7A, 6.67%(TSFR3M+135bps), 1/28/31,
Callable 4/28/24 @ 100(a) 835,798
1,420,291 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,421,183
4,174,351 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 4,132,276
5,498,886 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 5,544,964
1,114,445 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.68%(TSFR3M+136bps), 7/16/31, Callable
4/16/24 @ 100(a) 1,114,890
950,000 Apidos CLO XXV, Class A1R2, Series 2016-25A,
6.46%(TSFR3M+115bps), 10/20/31, Callable
10/20/24 @ 100(a) 947,625
266,492 Ares XL CLO, Ltd., Class A1RR, Series 2016-40A,
6.45%(TSFR3M+113bps), 1/15/29, Callable
4/15/24 @ 100(a) 266,786
380,484 Ares XXXIIR CLO, Ltd., Class  A1A, Series 2014-
32RA, 6.51%(TSFR3M+120bps), 5/15/30, Callable
5/15/24 @ 100(a) 380,797
1,422,581 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,410,973
2,230,000 Bain Capital CLO, Ltd., Class A1, Series 2024-1A,
6.87%(TSFR3M+155bps), 4/16/37, Callable
4/16/26 @ 100(a) 2,229,135
1,530,000 Ballyrock CLO 2019-2, Ltd., Class BRR, Series 2019-
2A, 7.62%(TSFR3M+240bps), 2/20/36, Callable
2/20/25 @ 100 1,528,996
495,000 BANK, Class A5, Series 2021-BN38, 2.52%,
12/15/64, Callable 12/15/31 @ 100 414,530
3,759,966 Barclays Mortgage Loan Trust, Class A1, Series
2024-NQM1, 5.90%, 1/25/64, Callable 1/25/27 @
100(a)(b) 3,739,135
952,493 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 6.63%(TSFR3M+133bps), 7/18/30, Callable
4/18/24 @ 100(a) 953,194
3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
6.25%(TSFR1M+92bps), 3/15/37(a) 3,695,784
2,665,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 2,925,128
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,834,270
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 817,269
2,643,457 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,644,538
514,803 BSPRT Issuer, Ltd., Class A, Series 2021-FL7,
6.76%(TSFR1M+143bps), 12/15/38, Callable
4/15/24 @ 100(a) 512,294

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,600,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) $ 2,251,036
3,635,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(a) 3,654,854
1,070,000 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 7.02%(TSFR1M+169bps), 2/15/39(a) 1,065,470
2,546,000 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(a) 2,546,202
4,646,000 BX Trust, Class A, Series 2024-BIO,
6.97%(TSFR1M+164bps), 2/15/41(a) 4,652,347
1,700,000 BX Trust, Class A, Series 2024-CNYN,
6.74%(TSFR1M+144bps), 4/15/29(a) 1,700,000
780,000 BX Trust, Class B, Series 2024-PAT,
8.29%(TSFR1M+304bps), 3/15/26(a) 779,572
1,930,000 BX Trust, Class A, Series 2024-PAT,
7.34%(TSFR1M+209bps), 3/15/26(a) 1,929,014
3,400,000 BX Trust, Class A, Series 2023-DELC,
8.02%(TSFR1M+269bps), 6/15/38(a) 3,430,187
940,000 BX Trust, Class B, Series 2024-BIO,
7.27%(TSFR1M+194bps), 2/15/41(a) 939,630
615,000 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 535,301
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 482,888
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 6.31%(TSFR1M+99bps), 2/15/39(a) 1,852,302
3,734,551 CENT Trust, Class A, Series 2023-CITY,
7.95%(TSFR1M+262bps), 9/15/28(a) 3,771,639
220,126 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 6.34%(TSFR1M+101bps),
7/25/49, Callable 5/25/35 @ 100(a) 207,211
1,169,198 CIFC Funding, Ltd., Class A1, Series 2013-3RA,
6.56%(TSFR3M+124bps), 4/24/31, Callable
4/24/24 @ 100(a) 1,170,597
284,858 CIFC Funding, Ltd., Class A1, Series 2017-5A,
6.76%(TSFR3M+144bps), 11/16/30, Callable
4/17/24 @ 100(a) 285,069
128,807 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 111,345
638,683 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
2/25/33 @ 100(a) 606,758
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 7.92%(TSFR1M+259bps), 8/15/36(a) 1,463,391
803,241 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 815,280
667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 649,242
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 2,949,775
1,084,387 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 1,101,937
1,195,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 1,058,266
2,178,573 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 2,026,061
2,335,000 CSMC, Class B, Series 2021-BHAR,
6.94%(TSFR1M+161bps), 11/15/38(a) 2,317,571
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,523,010 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 11/25/24 @ 100(a)(b) $ 1,229,153
1,725,049 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
6.50%(TSFR3M+118bps), 10/15/30, Callable
4/15/24 @ 100(a) 1,726,294
1,440,000 Diameter Capital CLO 1, Ltd., Class A1A, Series
2021-1A, 6.82%(TSFR3M+150bps), 7/15/36,
Callable 4/15/24 @ 100(a) 1,441,117
324,378 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 6.39%(TSFR3M+108bps), 11/15/28, Callable
5/15/24 @ 100(a) 322,841
1,826,888 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.68%(TSFR3M+136bps), 1/15/31, Callable
4/15/24 @ 100(a) 1,823,234
452,280 Dryden 60 CLO, Ltd., Class A, Series 2018-60A,
6.63%(TSFR3M+131bps), 7/15/31, Callable
4/15/24 @ 100(a) 451,827
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
6.79%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,862,605
1,593,339 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 1/25/46 @ 100(a)
(b) 1,380,479
449,026 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.50%(TSFR1M+106bps), 10/25/49, Callable
12/25/30 @ 100(a) 426,715
755,366 Flatiron CLO 18, Ltd., Class A, Series 2018-1A,
6.53%(TSFR3M+121bps), 4/17/31, Callable
4/17/24 @ 100(a) 753,976
879,681 FRESB Mortgage Trust, Class A10H, Series 2019-
SB60, 3.50%(US0001M+350bps), 1/25/39, Callable
12/25/28 @ 100 802,471
586,114 FS RIALTO, Class A, Series  2021-FL2,
6.66%(TSFR1M+133bps), 4/16/26, Callable
4/16/24 @ 100(a) 576,726
2,024,524 Galaxy XXVI CLO, Ltd., Class A, Series 2018-26A,
6.79%(TSFR3M+146bps), 11/22/31, Callable
5/22/24 @ 100(a) 2,027,075
896,905 Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A,
6.61%(TSFR3M+128bps), 5/16/31, Callable
5/16/24 @ 100(a) 898,510
2,431,598 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 7/25/35 @ 100(a)(b) 2,130,273
1,209,082 Great Wolf Trust, Class A, Series 2019-WOLF,
6.67%(TSFR1M+135bps), 12/15/36(a) 1,208,722
148,455 Grippen Park CLO, Ltd., Class A, Series 2017-1A,
6.84%(TSFR3M+152bps), 1/20/30, Callable
4/20/24 @ 100(a) 148,663
2,105,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 8.12%(TSFR1M+279bps), 3/15/28(a) 2,110,872
2,090,000 GS Mortgage Securities Corp. Trust, Class A, Series
2023-FUN, 7.42%(TSFR1M+209bps), 3/15/28(a) 2,095,248
3,412,167 GS Mortgage-Backed Securities Corp. Trust, Class
A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable
8/25/43 @ 100(a)(b) 2,746,794
1,004,322 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 8/25/46
@ 100(a)(b) 810,946

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,556,775 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable
12/25/42 @ 100(a)(b) $ 1,253,204
960,653 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 964,955
1,525,000 IMT Trust, Class BFX, Series 2017-APTS, 3.50%,
6/15/34(a)(b) 1,510,330
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 188,189
1,500,000 J.P. Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2022-NXSS,
7.50%(TSFR1M+218bps), 8/15/39(a) 1,503,004
392,105 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 6.34%(TSFR1M+101bps), 2/25/50,
Callable 4/25/27 @ 100(a) 375,169
143,519 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 6.34%(TSFR1M+101bps), 2/25/50,
Callable 8/25/34 @ 100(a) 135,037
62,236 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 6.29%(TSFR1M+96bps), 2/25/50,
Callable 10/25/31 @ 100(a) 62,082
343,008 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 6.00%(TSFR1M+111bps), 5/25/50,
Callable 7/25/32 @ 100(a) 327,355
914,344 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 4/25/45 @
100(a)(b) 880,056
237,423 J.P. Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.50%, 2/25/50, Callable 10/25/31 @
100(a)(b) 229,854
45,556 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 6.00%(TSFR1M+111bps), 6/25/50,
Callable 11/25/36 @ 100(a) 45,526
529,300 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
7, 2.50%, 11/25/51, Callable 1/25/47 @ 100(a)(b) 426,086
2,184,275 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 2/25/48 @
100(a)(b) 1,832,061
1,402,602 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 10/25/47 @
100(a)(b) 1,350,004
1,744,903 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 10/25/33 @ 100(a)(b) 1,742,722
977,117 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 4/25/47 @ 100(a)(b) 842,181
710,297 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 4/25/45 @ 100(a)(b) 571,789
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
8/15/27 @ 100 653,890
3,149,000 JPMorgan Securities LLC, Class A, Series 2024-1,
2/12/31(a) 3,148,862
1,530,000 KSL Commercial Mortgage Trust, Class A, Series
2023-HT, 7.62%(TSFR1M+229bps), 12/15/36(a) 1,538,806
728,950 LCM XVIII LP, Class A1R, Series 18A,
6.60%(TSFR3M+128bps), 4/20/31, Callable
4/20/24 @ 100(a) 729,169
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,503,944 Life Mortgage Trust, Class A, Series 2021-BMR,
6.14%(TSFR1M+81bps), 3/15/38(a) $ 1,486,984
1,757,817 LoanCore Issuer, Ltd., Class A, Series 2021-CRE6,
6.74%(TSFR1M+141bps), 11/15/38, Callable
4/15/24 @ 100(a) 1,729,252
973,952 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 6.52%(TSFR3M+120bps), 10/21/30,
Callable 4/21/24 @ 100(a) 975,218
1,000,000 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 6.57%(TSFR3M+125bps), 4/20/32,
Callable 4/20/24 @ 100(a) 999,756
3,916,113 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable 7/25/48
@ 100(a)(b) 3,265,059
630,000 MF1, Class A, Series 2021-W10,
6.40%(TSFR1M+107bps), 12/15/24(a) 625,277
3,348,056 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 3,349,546
1,256,027 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
9/25/66, Callable 9/25/26 @ 100(a)(b) 1,271,892
1,505,000 MHP, Class A, Series 2021-STOR,
6.14%(TSFR1M+81bps), 7/15/38(a) 1,494,372
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,158,712
1,067,684 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 1,036,355
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,427,191
1,840,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 1,971,043
825,788 Neuberger Berman CLO XV, Class A1R2, Series
2013-15A, 6.50%(TSFR3M+118bps), 10/15/29,
Callable 4/15/24 @ 100(a) 826,861
9,469,711 Neuberger Berman Loan Advisers CLO
25, Ltd., Class AR, Series 2017-25A,
6.49%(TSFR3M+119bps), 10/18/29, Callable
4/18/24 @ 100(a) 9,476,187
800,000 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
6.56%(TSFR3M+125bps), 1/20/32, Callable
4/19/24 @ 100(a) 801,040
4,060,856 OBX Trust, Class A1, Series 2023-NQM6, 6.52%,
7/25/63, Callable 7/25/26 @ 100(a)(b) 4,099,782
721,770 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 728,231
1,410,421 OBX Trust, Class A1, Series 2022-INV3, 3.00%,
2/25/52, Callable 1/25/46 @ 100(a)(b) 1,182,991
1,917,633 OCP CLO, Ltd., Class A1, Series 2018-15A,
6.68%(TSFR3M+136bps), 7/20/31, Callable
4/20/24 @ 100(a) 1,917,633
470,000 OCP CLO, Ltd., Class AR, Series 2019-16A,
6.59%(TSFR3M+126bps), 4/10/33, Callable
4/10/24 @ 100(a) 470,233
292,088 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 6.58%(TSFR3M+126bps),
3/17/30, Callable 4/20/24 @ 100(a) 292,294

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 3,124,597 OCTAGON INVESTMENT PARTNERS 35, Ltd., Class
A1A, Series 2018-1A, 6.64%(TSFR3M+132bps),
1/20/31, Callable 4/20/24 @ 100(a) $ 3,122,305
348,054 Octagon Investment Partners XIV, Ltd., Class
AARR, Series 2012-1A, 6.53%(TSFR3M+121bps),
7/15/29, Callable 4/15/24 @ 100(a) 348,133
948,762 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 6.60%(TSFR3M+128bps),
7/17/30, Callable 4/17/24 @ 100(a) 950,016
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 6.69%(TSFR3M+136bps),
1/25/31, Callable 4/25/24 @ 100(a) 1,197,148
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 6.39%(TSFR1M+106bps), 1/15/26(a) 1,472,617
2,700,000 Palmer Square CLO, Ltd., Class A1A, Series 2022-
4A, 7.47%(TSFR3M+215bps), 10/20/35, Callable
1/20/25 @ 100(a) 2,723,626
3,558,218 PRKCM Trust, Class A1, Series 2023-AFC3, 6.58%,
9/25/58, Callable 8/25/26 @ 100(a) 3,606,495
2,057,571 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 8/25/45 @ 100(a)(b) 1,707,345
795,020 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 763,830
2,895,000 Rad CLO 7, Ltd., Class A1R, Series 2020-7A,
6.68%(TSFR3M+135bps), 4/17/36, Callable
4/17/25 @ 100(a) 2,920,942
593,430 RCKT Mortgage Trust, Class A1, Series 2021-1,
2.50%, 3/25/51, Callable 2/25/48 @ 100(a)(b) 476,228
1,560,580 Regatta X Funding, Ltd., Class A, Series 2017-3A,
6.70%(TSFR3M+138bps), 1/17/31, Callable
4/17/24 @ 100(a) 1,561,493
912,178 RR 3, Ltd., Class A1R2, Series 2018-3A,
6.67%(TSFR3M+135bps), 1/15/30, Callable
4/15/24 @ 100(a) 912,180
487,253 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 7/25/43
@ 100 461,649
1,283,236 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/25/58, Callable 11/25/52
@ 100 1,202,597
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 117,098
767,908 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 9/25/67, Callable 8/25/25 @ 100(a)
(b) 785,642
1,250,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
6.54%(TSFR3M+121bps), 10/26/34, Callable
4/26/24 @ 100(a) 1,248,068
1,000,000 Signal Peak CLO 8, Ltd., Class A, Series 2020-8A,
6.85%(TSFR3M+153bps), 4/20/33, Callable
4/20/24 @ 100(a) 998,085
1,595,000 Taubman Centers Commercial Mortgage Trust, Class
A, Series 2022-DPM, 7.51%(TSFR1M+219bps),
5/15/37(a) 1,606,665
545,509 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
6.54%(TSFR3M+122bps), 11/18/30, Callable
5/17/24 @ 100(a) 544,487
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 4,028,780 TCI-Symphony CLO, Ltd., Class AR, Series 2017-
1A, 6.51%(TSFR3M+119bps), 7/15/30, Callable
4/15/24 @ 100(a) $ 4,031,757
6,750,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.75%(TSFR3M+143bps), 10/20/34, Callable
4/20/24 @ 100(a) 6,755,515
2,858,967 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 9/25/43 @ 100(a)(b) 2,741,034
2,414,965 Verus Securitization Trust, Class A1, Series 2022-3,
4.13%, 2/25/67, Callable 3/25/25 @ 100(a) 2,247,864
1,759,871 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,640,346
565,914 Voya CLO, Ltd., Class AR, Series 2019-1A,
6.64%(TSFR3M+132bps), 4/15/31, Callable
4/15/24 @ 100(a) 566,084
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,191,508
8,322,327 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.82%, 12/15/59, Callable
9/15/26 @ 100(b) 145,585
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 754,574
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 985,798
1,500,000 Whitebox CLO III, Ltd., Class A1, Series 2021-3A,
6.80%(TSFR3M+148bps), 10/15/34, Callable
4/15/24 @ 100(a) 1,501,326
Total Collateralized Mortgage Obligations (Cost $234,915,596) 230,837,315
Corporate Bonds ( 24 .1% ):
Aerospace & Defense ( 1 .3% ):
1,522,000 BAE Systems Holdings, Inc., 3.85%, 12/15/25,
Callable 9/15/25 @ 100(a) 1,486,084
1,213,000 Boeing Co. (The), 2.20%, 2/4/26, Callable 4/15/24
@ 100 1,136,323
856,000 Boeing Co. (The), 3.10%, 5/1/26, Callable 3/1/26
@ 100 812,487
2,143,000 Boeing Co. (The), 3.95%, 8/1/59, Callable 2/1/59
@ 100 1,459,167
491,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 460,127
215,000 Huntington Ingalls Industries, Inc., 3.48%, 12/1/27,
Callable 9/1/27 @ 100 202,014
360,000 Huntington Ingalls Industries, Inc., 4.20%, 5/1/30,
Callable 2/1/30 @ 100 337,773
1,553,000 L3Harris Technologies, Inc., 5.40%, 1/15/27 1,563,553
2,669,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 2,588,874
4,247,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 4,134,480
3,698,000 L3Harris Technologies, Inc., 5.05%, 6/1/29, Callable
5/1/29 @ 100 3,685,516
3,525,000 L3Harris Technologies, Inc., 5.25%, 6/1/31, Callable
4/1/31 @ 100 3,518,020
1,195,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 1,215,014

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 759,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 $ 623,317
2,253,000 Northrop Grumman Corp., 4.70%, 3/15/33, Callable
12/15/32 @ 100 2,194,469
169,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 164,486
115,000 RTX Corp., 7.00%, 11/1/28 122,477
6,959,000 RTX Corp., 4.13%, 11/16/28, Callable 8/16/28 @
100 6,728,741
631,000 RTX Corp., 5.75%, 1/15/29, Callable 12/15/28 @
100 652,210
2,763,000 RTX Corp., 2.38%, 3/15/32, Callable 12/15/31 @
100 2,272,852
568,000 RTX Corp., 6.10%, 3/15/34, Callable 12/15/33 @
100 607,246
415,000 RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @
100 332,718
4,525,000 RTX Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100 2,873,818
855,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 755,016
39,926,782
Air Freight & Logistics ( 0 .0%
†
):
888,000 Aon North America, Inc., 5.75%, 3/1/54, Callable
9/1/53 @ 100 911,497
295,610 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 274,899
1,186,396
Banks ( 3 .0% ):
2,453,000 Bank of America Corp., 3.71% (TSFR3M+177 bps),
4/24/28, Callable 4/24/27 @ 100 2,345,706
335,000 Bank of America Corp., 3.97% (TSFR3M+133 bps),
3/5/29, Callable 3/5/28 @ 100, MTN 320,356
1,935,000 Bank of America Corp., 2.09% (SOFR+106 bps),
6/14/29, Callable 6/14/28 @ 100 1,711,398
13,408,000 Bank of America Corp., 3.97% (TSFR3M+147 bps),
2/7/30, Callable 2/7/29 @ 100, MTN 12,654,926
2,258,000 Bank of America Corp., 3.19% (TSFR3M+144 bps),
7/23/30, Callable 7/23/29 @ 100, MTN 2,046,669
1,758,000 Bank of America Corp., 2.50% (TSFR3M+125 bps),
2/13/31, Callable 2/13/30 @ 100, MTN 1,515,434
2,342,000 Bank of America Corp., 2.69% (SOFR+132 bps),
4/22/32, Callable 4/22/31 @ 100 1,976,559
4,581,000 Bank of America Corp., 2.97% (SOFR+133 bps),
2/4/33, Callable 2/4/32 @ 100 3,869,236
1,313,000 Bank of America Corp., 5.87% (SOFR+184 bps),
9/15/34, Callable 9/15/33 @ 100 1,362,742
8,519,000 Bank of America Corp., 5.47% (SOFR+165 bps),
1/23/35, Callable 1/23/34 @ 100 8,586,505
4,055,000 Citigroup, Inc., 3.67% (TSFR3M+165 bps),
7/24/28, Callable 7/24/27 @ 100 3,856,371
5,708,000 Citigroup, Inc., 3.98% (TSFR3M+160 bps),
3/20/30, Callable 3/20/29 @ 100 5,380,555
1,832,000 Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30,
Callable 11/5/29 @ 100 1,628,465
33,000 Citigroup, Inc., 2.52% (SOFR+118 bps), 11/3/32,
Callable 11/3/31 @ 100 27,029
1,437,000 Citigroup, Inc., 3.79% (SOFR+194 bps), 3/17/33,
Callable 3/17/32 @ 100 1,276,468
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 2,001,000 Citigroup, Inc., 6.27% (SOFR+234 bps), 11/17/33,
Callable 11/17/32 @ 100 $ 2,105,374
213,000 HSBC USA, Inc., 5.29%, 3/4/27 214,326
1,599,000 JPMorgan Chase & Co., 1.47% (SOFR+77 bps),
9/22/27, Callable 9/22/26 @ 100 1,453,331
215,000 JPMorgan Chase & Co., 3.54% (TSFR3M+164
bps), 5/1/28, Callable 5/1/27 @ 100 205,451
1,135,000 JPMorgan Chase & Co., 5.30% (SOFR+145 bps),
7/24/29, Callable 7/24/28 @ 100 1,145,255
6,966,000 JPMorgan Chase & Co., 3.70% (TSFR3M+142
bps), 5/6/30, Callable 5/6/29 @ 100 6,527,149
661,000 JPMorgan Chase & Co., 2.74% (TSFR3M+151
bps), 10/15/30, Callable 10/15/29 @ 100 585,647
1,961,000 JPMorgan Chase & Co., 1.95% (SOFR+107 bps),
2/4/32, Callable 2/4/31 @ 100 1,592,003
8,001,000 JPMorgan Chase & Co., 5.34% (SOFR+162 bps),
1/23/35, Callable 1/23/34 @ 100 8,042,493
374,000 KeyCorp, 6.40% (SOFRINDX+242 bps), 3/6/35,
Callable 3/6/34 @ 100 382,658
11,105,000 Wells Fargo & Co., 5.20% (SOFR+150 bps),
1/23/30, Callable 1/22/29 @ 100 11,096,627
2,235,000 Wells Fargo & Co., 5.39% (SOFR+202 bps),
4/24/34, Callable 4/24/33 @ 100 2,215,437
3,991,000 Wells Fargo & Co., 5.56% (SOFR+199 bps),
7/25/34, Callable 7/25/33 @ 100 4,010,915
2,005,000 Wells Fargo & Co., 5.50% (SOFR+178 bps),
1/23/35, Callable 1/23/34 @ 100 2,005,884
90,140,969
Biotechnology ( 1 .0% ):
2,907,000 AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34
@ 100 2,809,182
4,892,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 4,703,032
1,838,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 1,723,542
712,000 Amgen, Inc., 1.65%, 8/15/28, Callable 6/15/28
@ 100 622,298
10,910,000 Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29
@ 100 10,478,215
1,149,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 769,457
1,628,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 1,334,169
785,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 801,069
1,007,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 826,277
1,609,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 1,640,031
3,329,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100 2,740,749
2,929,000 Gilead Sciences, Inc., 2.60%, 10/1/40, Callable
4/1/40 @ 100 2,063,773
63,000 Gilead Sciences, Inc., 4.80%, 4/1/44, Callable
10/1/43 @ 100 58,241
30,570,035
Broadline Retail ( 0 .0%
†
):
741,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 793,994

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets ( 2 .8% ):
$ 2,463,000 FactSet Research Systems, Inc., 3.45%, 3/1/32,
Callable 12/1/31 @ 100 $ 2,165,750
3,795,000 Goldman Sachs Group, Inc. (The), 1.43% (SOFR+80
bps), 3/9/27, Callable 3/9/26 @ 100 3,515,601
6,582,000 Goldman Sachs Group, Inc. (The), 3.62%
(SOFR+185 bps), 3/15/28, Callable 3/15/27 @ 100 6,299,620
7,059,000 Goldman Sachs Group, Inc. (The), 3.81%
(TSFR3M+142 bps), 4/23/29, Callable 4/23/28
@ 100 6,684,689
536,000 Goldman Sachs Group, Inc. (The), 4.22%
(TSFR3M+156 bps), 5/1/29, Callable 5/1/28 @ 100 513,251
139,000 Goldman Sachs Group, Inc. (The), 6.48%
(SOFR+177 bps), 10/24/29, Callable 10/24/28 @
100 146,539
697,000 Goldman Sachs Group, Inc. (The), 1.99%
(SOFR+109 bps), 1/27/32, Callable 1/27/31 @ 100 564,714
6,629,000 Goldman Sachs Group, Inc. (The), 2.65%
(SOFR+126 bps), 10/21/32, Callable 10/21/31 @
100 5,518,696
2,083,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 1,773,858
4,637,000 Goldman Sachs Group, Inc. (The), 6.56%
(SOFR+195 bps), 10/24/34, Callable 10/24/33 @
100^ 5,042,807
552,000 Moody's Corp., 4.25%, 2/1/29, Callable 11/1/28
@ 100 537,114
366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 201,113
3,000 Morgan Stanley, 3.77% (TSFR3M+140 bps),
1/24/29, Callable 1/24/28 @ 100 2,852
819,000 Morgan Stanley, 5.16% (SOFR+159 bps), 4/20/29,
Callable 4/20/28 @ 100 814,953
3,227,000 Morgan Stanley, 6.41% (SOFR+183 bps), 11/1/29,
Callable 11/1/28 @ 100 3,371,854
2,384,000 Morgan Stanley, 5.17% (SOFR+145 bps), 1/16/30,
Callable 1/16/29 @ 100 2,373,091
13,400,000 Morgan Stanley, 4.43% (TSFR3M+189 bps),
1/23/30, Callable 1/23/29 @ 100, MTN 12,972,835
9,173,000 Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31,
Callable 1/22/30 @ 100, MTN 8,019,726
2,220,000 Morgan Stanley, 1.79% (SOFR+103 bps), 2/13/32,
Callable 2/13/31 @ 100, MTN 1,770,246
208,000 Morgan Stanley, 2.51% (SOFR+120 bps),
10/20/32, Callable 10/20/31 @ 100, MTN 171,321
5,567,000 Morgan Stanley, 2.94% (SOFR+129 bps), 1/21/33,
Callable 1/21/32 @ 100 4,715,054
5,017,000 Morgan Stanley, 5.25% (SOFR+187 bps), 4/21/34,
Callable 4/21/33 @ 100 4,956,977
3,989,000 Morgan Stanley, 5.42% (SOFR+188 bps), 7/21/34,
Callable 7/21/33 @ 100 3,993,579
231,000 Morgan Stanley, 6.63% (SOFR+205 bps), 11/1/34,
Callable 11/1/33 @ 100 252,384
4,591,000 Morgan Stanley, 5.47% (SOFR+173 bps), 1/18/35,
Callable 1/18/34 @ 100 4,636,377
2,406,000 Nasdaq, Inc., 5.55%, 2/15/34, Callable 11/15/33
@ 100 2,448,928
83,463,929
Principal Amount Value
Corporate Bonds, continued
Chemicals ( 0 .0%
†
):
$ 447,000 Eastman Chemical Co., 4.50%, 12/1/28, Callable
9/1/28 @ 100 $ 434,373
Commercial Services & Supplies ( 0 .1% ):
964,000 Republic Services, Inc., 4.88%, 4/1/29, Callable
3/1/29 @ 100 963,545
612,000 Republic Services, Inc., 2.38%, 3/15/33, Callable
12/15/32 @ 100 494,967
107,000 Waste Management, Inc., 2.95%, 6/1/41, Callable
12/1/40 @ 100 79,809
551,000 Waste Management, Inc., 4.10%, 3/1/45, Callable
9/1/44 @ 100 475,926
2,014,247
Communications Equipment ( 0 .1% ):
2,670,000 Cisco Systems, Inc., 4.95%, 2/26/31, Callable
12/26/30 @ 100 2,691,117
435,000 Juniper Networks, Inc., 3.75%, 8/15/29, Callable
5/15/29 @ 100 404,694
184,000 Juniper Networks, Inc., 2.00%, 12/10/30, Callable
9/10/30 @ 100 149,684
1,142,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 955,316
4,200,811
Consumer Finance ( 0 .0%
†
):
79,000 Toyota Motor Credit Corp., 4.80%, 1/5/34 77,518
Consumer Staples Distribution & Retail ( 0 .0%
†
):
195,000 B.A.T Capital Corp., 5.83%, 2/20/31, Callable
12/20/30 @ 100 195,762
67,000 B.A.T Capital Corp., 6.00%, 2/20/34, Callable
11/20/33 @ 100 67,667
263,429
Containers & Packaging ( 0 .0%
†
):
952,000 Amcor Flexibles North America, Inc., 2.69%,
5/25/31, Callable 2/25/31 @ 100 808,401
Diversified Consumer Services ( 0 .0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 132,183
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14^ 327,506
459,689
Diversified Telecommunication Services ( 1 .2% ):
749,000 AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100 597,760
939,000 AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34
@ 100 878,271
254,000 AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @
100 177,990
7,431,000 AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @
100 5,191,936
646,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 465,575
6,253,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 4,337,112
481,000 AT&T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100 348,913
2,454,000 T-Mobile USA, Inc., 2.70%, 3/15/32, Callable
12/15/31 @ 100 2,065,640
426,000 T-Mobile USA, Inc., 5.75%, 1/15/34, Callable
10/15/33 @ 100 444,264
2,030,000 T-Mobile USA, Inc., 5.15%, 4/15/34, Callable
1/15/34 @ 100 2,023,928

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 2,887,000 Verizon Communications, Inc., 3.15%, 3/22/30,
Callable 12/22/29 @ 100 $ 2,609,363
2,472,000 Verizon Communications, Inc., 1.75%, 1/20/31,
Callable 10/20/30 @ 100 2,008,179
993,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 847,969
10,954,000 Verizon Communications, Inc., 2.36%, 3/15/32,
Callable 12/15/31 @ 100 9,001,690
3,322,000 Verizon Communications, Inc., 4.27%, 1/15/36 3,057,536
1,168,000 Verizon Communications, Inc., 3.00%, 11/20/60,
Callable 5/20/60 @ 100^ 728,155
34,784,281
Electric Utilities ( 3 .0% ):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 317,099
1,346,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 1,342,381
256,000 AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable
11/1/48 @ 100 201,981
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 959,573
410,000 AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51
@ 100 385,035
975,000 AEP Transmission Co. LLC, 5.15%, 4/1/34, Callable
1/1/34 @ 100 972,099
1,005,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 689,342
905,000 AEP Transmission Co. LLC, Series M, 3.65%,
4/1/50, Callable 10/1/49 @ 100 685,233
818,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 512,115
903,000 AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable
9/15/52 @ 100 898,140
823,000 Alabama Power Co., Series B, 3.70%, 12/1/47,
Callable 6/1/47 @ 100 637,845
212,000 Alabama Power Co., Series A, 4.30%, 7/15/48,
Callable 1/15/48 @ 100 180,454
643,000 Alabama Power Co., 3.45%, 10/1/49, Callable
4/1/49 @ 100 475,010
91,000 Alabama Power Co., 3.13%, 7/15/51, Callable
1/15/51 @ 100 62,844
908,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 613,507
218,000 American Transmission Systems, Inc., 2.65%,
1/15/32, Callable 10/15/31 @ 100(a) 180,406
151,000 Atlantic City Electric Co., 4.00%, 10/15/28, Callable
7/15/28 @ 100 145,795
1,216,000 Baltimore Gas and Electric Co., 3.75%, 8/15/47,
Callable 2/15/47 @ 100 942,295
642,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 448,876
1,310,000 Baltimore Gas and Electric Co., 4.55%, 6/1/52,
Callable 12/1/51 @ 100 1,152,194
117,000 Baltimore Gas and Electric Co., 5.40%, 6/1/53,
Callable 12/1/52 @ 100 116,571
366,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 408,118
983,000 DTE Electric Co., 5.40%, 4/1/53, Callable 10/1/52
@ 100 986,375
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 429,000 Duke Energy Carolinas LLC, 2.45%, 2/1/30, Callable
11/1/29 @ 100 $ 376,527
2,897,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 2,872,856
2,218,000 Duke Energy Carolinas LLC, 4.85%, 1/15/34,
Callable 10/15/33 @ 100 2,176,379
118,000 Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable
12/1/44 @ 100 92,421
718,000 Duke Energy Carolinas LLC, 3.88%, 3/15/46,
Callable 9/15/45 @ 100 567,025
654,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 519,126
426,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 297,085
198,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 144,168
985,000 Duke Energy Carolinas LLC, 3.55%, 3/15/52,
Callable 9/15/51 @ 100 720,568
3,972,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 3,513,548
2,209,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,833,868
265,000 Duke Energy Florida LLC, 2.40%, 12/15/31, Callable
9/15/31 @ 100 221,527
285,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 236,077
1,396,000 Duke Energy Florida LLC, 5.95%, 11/15/52, Callable
5/15/52 @ 100 1,481,639
672,000 Duke Energy Ohio, Inc., 4.30%, 2/1/49, Callable
8/1/48 @ 100 556,215
1,355,000 Duke Energy Progress LLC, 3.45%, 3/15/29, Callable
12/15/28 @ 100 1,274,031
2,068,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 2,090,436
220,000 Duke Energy Progress LLC, 5.70%, 4/1/35 222,790
177,000 Duke Energy Progress LLC, 6.30%, 4/1/38 190,619
1,043,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 875,641
857,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 735,838
656,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 393,708
517,000 Edison International, 5.75%, 6/15/27, Callable
4/15/27 @ 100 522,828
2,800,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100 2,990,313
451,000 Entergy Arkansas LLC, 2.65%, 6/15/51, Callable
12/15/50 @ 100 273,981
1,887,000 Eversource Energy, Series O, 4.25%, 4/1/29,
Callable 1/1/29 @ 100 1,808,533
119,000 Exelon Corp., 5.63%, 6/15/35 120,542
193,000 FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25
@ 100 185,732
636,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 433,802
637,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 537,805
1,120,000 Florida Power & Light Co., 3.15%, 10/1/49, Callable
4/1/49 @ 100 788,532

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,161,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 $ 763,346
1,391,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 1,372,192
118,000 Kentucky Utilities Co., 5.45%, 4/15/33, Callable
1/15/33 @ 100 120,215
911,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 865,284
941,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 583,854
1,274,000 MidAmerican Energy Co., 5.30%, 2/1/55, Callable
8/1/54 @ 100 1,259,191
864,000 Northern States Power Co., Series M, 2.90%,
3/1/50, Callable 9/1/49 @ 100 577,559
598,000 Ohio Power Co., Series P, 2.60%, 4/1/30, Callable
1/1/30 @ 100 519,458
1,183,000 Ohio Power Co., Series Q, 1.63%, 1/15/31, Callable
10/15/30 @ 100 944,643
494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 527,964
2,599,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 2,554,521
345,000 Ohio Power Co., Series F, 5.85%, 10/1/35 353,579
290,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 233,326
362,000 Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48
@ 100 283,587
663,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 425,399
128,000 Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47,
Callable 3/30/47 @ 100 99,553
774,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 800,020
8,122,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 8,555,755
728,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 498,455
614,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 419,094
951,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 618,676
1,372,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 1,195,233
675,000 Public Service Co of New Hampshire, 3.60%,
7/1/49, Callable 1/1/49 @ 100 516,489
545,000 Public Service Co of New Hampshire, 5.15%,
1/15/53, Callable 7/15/52 @ 100 533,050
535,000 Public Service Electric and Gas Co., 3.65%, 9/1/28,
Callable 6/1/28 @ 100 510,724
821,000 Public Service Electric and Gas Co., 4.90%,
12/15/32, Callable 9/15/32 @ 100 817,384
357,000 Public Service Electric and Gas Co., 4.65%, 3/15/33,
Callable 12/15/32 @ 100, MTN 348,636
340,000 Public Service Electric and Gas Co., 2.05%, 8/1/50,
Callable 2/1/50 @ 100, MTN 192,158
337,000 Public Service Electric and Gas Co., 5.45%, 8/1/53,
Callable 2/1/53 @ 100 345,833
2,047,000 Public Service Electric and Gas Co., 5.45%, 3/1/54,
Callable 9/1/53 @ 100 2,109,280
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,781,000 San Diego Gas & Electric Co., 5.35%, 4/1/53,
Callable 10/1/52 @ 100 $ 1,750,990
1,920,000 Southern California Edison Co., 5.30%, 3/1/28,
Callable 2/1/28 @ 100 1,941,481
2,489,000 Southern California Edison Co., 5.65%, 10/1/28,
Callable 9/1/28 @ 100 2,551,026
4,528,000 Southern California Edison Co., 2.85%, 8/1/29,
Callable 5/1/29 @ 100 4,078,152
742,000 Southern California Edison Co., 2.75%, 2/1/32,
Callable 11/1/31 @ 100 627,348
1,729,000 Southern California Edison Co., 5.95%, 11/1/32,
Callable 8/1/32 @ 100 1,813,560
671,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 685,570
417,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 414,876
435,000 Southern California Edison Co., 3.65%, 2/1/50,
Callable 8/1/49 @ 100 321,277
695,000 Southern California Edison Co., Series 20A, 2.95%,
2/1/51, Callable 8/1/50 @ 100 450,060
460,000 Southern California Edison Co., Series H, 3.65%,
6/1/51, Callable 12/1/50 @ 100 338,249
3,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 2,552
1,614,562 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,564,162
463,000 Union Electric Co., 2.63%, 3/15/51, Callable 9/15/50
@ 100 284,066
309,000 Union Electric Co., 5.45%, 3/15/53, Callable 9/15/52
@ 100 306,018
514,000 Virginia Electric and Power Co., Series B, 4.20%,
5/15/45, Callable 11/15/44 @ 100 430,464
1,604,000 Virginia Electric and Power Co., 2.45%, 12/15/50,
Callable 6/15/50 @ 100 940,266
89,812,023
Financial Services ( 0 .5% ):
3,190,000 BP Capital Markets America, Inc., 4.99%, 4/10/34,
Callable 1/10/34 @ 100 3,174,328
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 230,290
927,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 886,152
2,012,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 2,027,124
418,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100^(a) 409,707
4,180,000 Glencore Funding LLC, 5.37%, 4/4/29, Callable
3/4/29 @ 100(a) 4,180,000
1,418,000 Glencore Funding LLC, 6.38%, 10/6/30, Callable
8/6/30 @ 100(a) 1,493,391
537,000 Global Payments, Inc., 3.20%, 8/15/29, Callable
5/15/29 @ 100 483,357
1,151,000 Global Payments, Inc., 2.90%, 5/15/30, Callable
2/15/30 @ 100 995,921
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 850,420
14,730,690

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Gas Utilities ( 0 .7% ):
$ 262,000 Atmos Energy Corp., 4.13%, 10/15/44, Callable
4/15/44 @ 100 $ 226,181
13,884,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 13,853,455
2,650,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 2,464,500
36,000 Northern States Power Co., Series M, 5.40%,
3/15/54, Callable 9/15/53 @ 100 36,136
753,000 ONE Gas, Inc., 2.00%, 5/15/30, Callable 2/15/30
@ 100 637,094
743,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 690,057
325,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 273,779
1,327,000 Southwest Gas Corp., 5.45%, 3/23/28, Callable
2/23/28 @ 100 1,344,231
19,525,433
Ground Transportation ( 0 .3% ):
1,740,000 Burlington Northern Santa Fe LLC, 4.15%,
12/15/48, Callable 6/15/48 @ 100 1,466,719
855,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 583,874
376,000 CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100 331,165
1,125,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 993,516
667,000 Norfolk Southern Corp., 3.40%, 11/1/49, Callable
5/1/49 @ 100 485,052
520,000 Norfolk Southern Corp., 2.90%, 8/25/51, Callable
2/25/51 @ 100 338,697
336,000 Norfolk Southern Corp., 4.05%, 8/15/52, Callable
2/15/52 @ 100 270,789
120,000 Ryder System, Inc., 6.30%, 12/1/28, Callable
11/1/28 @ 100 125,499
1,287,000 Union Pacific Corp., 2.80%, 2/14/32, Callable
12/15/31 @ 100 1,113,776
843,000 Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36
@ 100 684,102
2,000 Union Pacific Corp., 4.50%, 9/10/48, Callable
3/10/48 @ 100 1,768
779,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 523,117
412,000 Union Pacific Corp., 4.95%, 9/9/52, Callable 3/9/52
@ 100 397,162
305,000 Union Pacific Corp., 4.95%, 5/15/53, Callable
11/15/52 @ 100 294,399
348,653 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 336,620
7,946,255
Health Care Equipment & Supplies ( 0 .1% ):
1,686,000 Becton, Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 1,673,254
Health Care Providers & Services ( 1 .3% ):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 180,843
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 601,985
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 303,426
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 $ 101,022
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 739,822
3,100,000 CVS Health Corp., 1.30%, 8/21/27, Callable 6/21/27
@ 100 2,747,511
299,000 CVS Health Corp., 4.30%, 3/25/28, Callable
12/25/27 @ 100 291,910
4,546,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 4,540,027
459,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 461,758
675,000 CVS Health Corp., 2.13%, 9/15/31, Callable 6/15/31
@ 100 550,976
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 1,033,605
783,000 Elevance Health, Inc., 3.60%, 3/15/51, Callable
9/15/50 @ 100 585,095
543,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 476,816
158,000 Elevance Health, Inc., 5.13%, 2/15/53, Callable
8/15/52 @ 100 151,276
402,000 Evernorth Health, Inc., 4.50%, 2/25/26, Callable
11/27/25 @ 100 396,156
4,231,000 HCA, Inc., 3.13%, 3/15/27, Callable 2/15/27 @ 100 3,993,082
1,556,000 HCA, Inc., 5.20%, 6/1/28, Callable 5/1/28 @ 100 1,556,093
2,708,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 2,765,545
1,267,000 HCA, Inc., 3.38%, 3/15/29, Callable 1/15/29 @ 100 1,159,857
4,822,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 4,562,818
2,833,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 2,556,783
1,801,000 HCA, Inc., 5.45%, 4/1/31, Callable 2/1/31 @ 100 1,807,430
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 987,009
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100^ 160,360
1,393,000 Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @
100 1,251,860
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 323,525
2,570,000 Solventum Corp., 5.45%, 2/25/27, Callable 1/25/27
@ 100(a) 2,580,146
827,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100(a) 816,089
235,000 UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable
7/15/46 @ 100 200,371
400,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 271,646
804,000 UnitedHealth Group, Inc., 3.25%, 5/15/51, Callable
11/15/50 @ 100 580,488
538,000 UnitedHealth Group, Inc., 4.75%, 5/15/52, Callable
11/15/51 @ 100 498,146
477,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 369,078
530,000 UnitedHealth Group, Inc., 5.20%, 4/15/63, Callable
10/15/62 @ 100 516,429
40,118,983
Hotels, Restaurants & Leisure ( 0 .1% ):
375,000 Marriott International, Inc., Series II, 2.75%,
10/15/33, Callable 7/15/33 @ 100 304,245

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 2,737,000 Marriott International, Inc., 5.30%, 5/15/34,
Callable 2/15/34 @ 100 $ 2,698,238
3,002,483
Industrial REITs ( 0 .0%
†
):
177,000 Prologis LP, 2.25%, 1/15/32, Callable 10/15/31
@ 100 146,215
Insurance ( 0 .2% ):
374,000 American International Group, Inc., 4.75%, 4/1/48,
Callable 10/1/47 @ 100 340,374
775,000 Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @
100 760,017
928,000 Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100 818,228
735,000 Aon Corp./Aon Global Holdings plc, 2.60%, 12/2/31,
Callable 9/2/31 @ 100 617,609
204,000 Hartford Financial Services Group, Inc. (The),
4.30%, 4/15/43 173,320
2,128,000 Marsh & McLennan Cos., Inc., 4.38%, 3/15/29,
Callable 12/15/28 @ 100 2,092,154
187,000 Marsh & McLennan Cos., Inc., 2.38%, 12/15/31,
Callable 9/15/31 @ 100 155,600
1,421,000 Prologis LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100 1,163,535
6,120,837
Interactive Media & Services ( 0 .1% ):
2,665,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 2,387,120
IT Services ( 0 .0%
†
):
722,000 DXC Technology Co., 2.38%, 9/15/28, Callable
7/15/28 @ 100 627,334
Life Sciences Tools & Services ( 0 .2% ):
440,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 369,323
2,019,000 Thermo Fisher Scientific, Inc., 2.00%, 10/15/31,
Callable 7/15/31 @ 100 1,662,590
401,000 Thermo Fisher Scientific, Inc., 4.95%, 11/21/32,
Callable 8/21/32 @ 100 402,427
2,252,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 2,276,932
4,711,272
Machinery ( 0 .1% ):
312,000 CNH Industrial Capital LLC, 4.55%, 4/10/28, Callable
3/10/28 @ 100 305,394
2,668,000 CNH Industrial Capital LLC, 5.50%, 1/12/29, Callable
12/12/28 @ 100 2,707,649
1,417,000 Otis Worldwide Corp., 5.25%, 8/16/28, Callable
7/16/28 @ 100 1,434,204
4,447,247
Media ( 0 .4% ):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,788,737
3,856,000 Comcast Corp., 1.95%, 1/15/31, Callable 10/15/30
@ 100 3,201,251
3,201,000 Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34
@ 100 2,976,712
2,551,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 1,601,610
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 1,514,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 $ 933,638
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 550,685
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 156,321
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 116,246
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 160,370
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 155,769
11,641,339
Metals & Mining ( 0 .0%
†
):
1,176,000 Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32
@ 100^ 982,174
88,000 Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%,
3/15/34, Callable 12/15/33 @ 100(a) 88,235
1,070,409
Multi-Utilities ( 0 .2% ):
206,000 Ameren Illinois Co., 3.25%, 3/15/50, Callable
9/15/49 @ 100 146,886
390,000 Ameren Illinois Co., 2.90%, 6/15/51, Callable
12/15/50 @ 100 255,278
705,000 CenterPoint Energy Houston Electric LLC, 4.45%,
10/1/32, Callable 7/1/32 @ 100 676,605
139,000 CenterPoint Energy Houston Electric LLC, 4.95%,
4/1/33, Callable 1/1/33 @ 100 137,638
176,000 CenterPoint Energy Houston Electric LLC, 3.95%,
3/1/48, Callable 9/1/47 @ 100 143,645
315,000 CenterPoint Energy Houston Electric LLC, 3.35%,
4/1/51, Callable 10/1/50 @ 100 228,849
205,000 CenterPoint Energy Resources Corp., 4.00%,
4/1/28, Callable 1/1/28 @ 100 197,544
558,000 Consolidated Edison Co. of New York, Inc., 5.90%,
11/15/53, Callable 5/15/53 @ 100 594,691
1,463,000 Consumers Energy Co., 3.10%, 8/15/50, Callable
2/15/50 @ 100 1,027,209
1,800,000 Consumers Energy Co., 4.20%, 9/1/52, Callable
3/1/52 @ 100 1,509,235
1,618,000 NiSource, Inc., 1.70%, 2/15/31, Callable 11/15/30
@ 100 1,290,009
6,207,589
Oil, Gas & Consumable Fuels ( 4 .2% ):
165,000 Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable
11/15/30 @ 100 146,223
147,000 BP Capital Markets America, Inc., 4.89%, 9/11/33,
Callable 6/11/33 @ 100 145,543
2,943,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 2,535,056
4,525,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 3,759,415
1,608,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 1,319,621
2,183,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100(a) 2,191,662
7,253,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 6,953,676

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 17,553,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 $ 16,229,925
15,045,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 13,340,537
832,000 Diamondback Energy, Inc., 6.25%, 3/15/53, Callable
9/15/52 @ 100 895,621
243,000 Energy Transfer LP, 5.55%, 2/15/28, Callable
1/15/28 @ 100 246,450
310,000 Energy Transfer LP, 4.95%, 5/15/28, Callable
2/15/28 @ 100 307,699
1,026,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 1,016,400
423,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 479,294
421,000 Energy Transfer LP, 6.55%, 12/1/33, Callable 9/1/33
@ 100 451,307
824,000 Energy Transfer LP, 4.90%, 3/15/35, Callable
9/15/34 @ 100 777,779
1,948,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 1,992,732
5,639,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 4,936,679
10,000,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 9,493,920
1,740,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 1,747,882
3,000,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 2,937,735
1,389,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 1,383,618
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 579,219
150,000 Kinder Morgan, Inc., 4.30%, 3/1/28, Callable
12/1/27 @ 100 146,353
842,000 Kinder Morgan, Inc., 5.00%, 2/1/29, Callable 1/1/29
@ 100 838,906
398,000 Kinder Morgan, Inc., 5.40%, 2/1/34, Callable
11/1/33 @ 100 395,317
693,000 Kinder Morgan, Inc., 5.30%, 12/1/34, Callable
6/1/34 @ 100 681,096
807,000 Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50
@ 100 528,859
698,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 487,293
1,990,000 NGPL PipeCo LLC, 4.88%, 8/15/27, Callable 2/15/27
@ 100(a) 1,939,255
3,034,000 NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31
@ 100(a) 2,587,134
1,242,000 NGPL PipeCo LLC, 7.77%, 12/15/37(a) 1,372,410
5,010,000 Northwest Pipeline LLC, 4.00%, 4/1/27, Callable
1/1/27 @ 100 4,869,560
204,000 ONEOK, Inc., 3.95%, 3/1/50, Callable 9/1/49 @ 100 151,364
960,000 Ovintiv, Inc., 6.25%, 7/15/33, Callable 4/15/33
@ 100 996,428
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 495,285
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,025,402
5,015,000 Sabine Pass Liquefaction LLC, 5.00%, 3/15/27,
Callable 9/15/26 @ 100 5,002,463
5,476,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 5,298,030
1,967,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,026,010
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 4,606,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 $ 4,592,864
10,151,000 Targa Resources Corp., 6.15%, 3/1/29, Callable
2/1/29 @ 100 10,579,951
1,058,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 949,555
758,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 712,808
2,198,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 2,118,817
2,848,000 Transcontinental Gas Pipe Line Co. LLC, 3.95%,
5/15/50, Callable 11/15/49 @ 100 2,253,944
124,917,097
Passenger Airlines ( 0 .0%
†
):
420,000 Delta Airlines Pass Through Trust, Series 2019-AA,
3.20%, 4/25/24 419,167
Pharmaceuticals ( 0 .2% ):
2,563,000 Bayer US Finance LLC, 6.38%, 11/21/30, Callable
9/21/30 @ 100(a) 2,618,471
2,110,000 Bristol-Myers Squibb Co., 5.10%, 2/22/31, Callable
12/22/30 @ 100 2,122,894
301,000 Eli Lilly & Co., 4.95%, 2/27/63, Callable 8/27/62
@ 100 290,571
5,031,936
Professional Services ( 0 .0%
†
):
75,000 Equifax, Inc., 5.10%, 6/1/28, Callable 5/1/28 @ 100 75,116
Real Estate Management & Development ( 0 .1% ):
472,000 Invitation Homes Operating Partnership LP, 2.30%,
11/15/28, Callable 9/15/28 @ 100 415,303
1,987,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 1,805,686
2,220,989
Retail REITs ( 0 .1% ):
593,000 NNN REIT, Inc., 3.10%, 4/15/50, Callable 10/15/49
@ 100 392,508
474,000 NNN REIT, Inc., 3.50%, 4/15/51, Callable 10/15/50
@ 100 343,650
402,000 NNN REIT, Inc., 3.00%, 4/15/52, Callable 10/15/51
@ 100 261,434
388,000 Realty Income Corp., 3.20%, 2/15/31, Callable
11/15/30 @ 100 343,339
499,000 Realty Income Corp., 5.13%, 2/15/34, Callable
11/15/33 @ 100 487,996
1,828,927
Semiconductors & Semiconductor Equipment ( 0 .4% ):
1,998,000 Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30
@ 100 1,890,949
702,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 650,585
3,438,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 3,224,346
1,539,000 Broadcom, Inc., 3.14%, 11/15/35, Callable 8/15/35
@ 100(a) 1,240,069
124,000 Intel Corp., 3.73%, 12/8/47, Callable 6/8/47 @ 100 96,073
1,208,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 787,633

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 1,177,000 KLA Corp., 4.10%, 3/15/29, Callable 12/15/28 @
100 $ 1,149,073
1,590,000 KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100 1,561,547
61,000 QUALCOMM, Inc., 4.25%, 5/20/32, Callable 2/20/32
@ 100 58,733
238,000 Texas Instruments, Inc., 5.15%, 2/8/54, Callable
8/8/53 @ 100 238,083
593,000 Texas Instruments, Inc., 5.05%, 5/18/63, Callable
11/18/62 @ 100 576,513
11,473,604
Software ( 0 .3% ):
347,000 Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29
@ 100 309,181
2,565,000 Oracle Corp., 6.25%, 11/9/32, Callable 8/9/32 @
100 2,738,702
3,021,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 2,581,103
1,854,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 1,333,595
1,075,000 Oracle Corp., 6.90%, 11/9/52, Callable 5/9/52 @
100 1,233,974
1,094,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 876,222
655,000 RELX Capital, Inc., 3.00%, 5/22/30, Callable
2/22/30 @ 100 586,261
9,659,038
Specialized REITs ( 0 .9% ):
3,255,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 3,324,178
1,265,000 American Tower Corp., 3.95%, 3/15/29, Callable
12/15/28 @ 100 1,195,104
6,977,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 6,516,358
1,144,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 927,102
1,406,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 1,186,641
1,504,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 1,225,743
83,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 75,986
3,049,000 Crown Castle, Inc., 2.25%, 1/15/31, Callable
10/15/30 @ 100 2,510,242
3,649,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 3,015,979
2,031,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 1,761,978
1,793,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 1,568,610
622,000 Equinix, Inc., 2.15%, 7/15/30, Callable 4/15/30
@ 100 516,375
1,290,000 Equinix, Inc., 2.50%, 5/15/31, Callable 2/15/31
@ 100 1,072,703
1,075,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 971,335
497,000 Extra Space Storage LP, 4.00%, 6/15/29, Callable
3/15/29 @ 100 467,810
26,336,144
Principal Amount Value
Corporate Bonds, continued
Specialty Retail ( 0 .2% ):
$ 116,000 General Motors Financial Co., Inc., 5.80%, 6/23/28,
Callable 5/23/28 @ 100 $ 118,069
4,886,000 Lowe's Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29
@ 100 4,624,814
2,736,000 Lowe's Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31
@ 100 2,349,985
7,092,868
Technology Hardware, Storage & Peripherals ( 0 .1% ):
678,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 473,841
1,201,000 Hewlett Packard Enterprise Co., 5.25%, 7/1/28,
Callable 6/1/28 @ 100 1,208,804
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 480,519
2,163,164
Tobacco ( 0 .7% ):
5,919,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 5,857,365
2,458,000 Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31
@ 100 1,988,365
1,430,000 Altria Group, Inc., 6.88%, 11/1/33, Callable 8/1/33
@ 100 1,551,837
311,000 Altria Group, Inc., 4.25%, 8/9/42 251,316
1,100,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 768,643
2,661,000 B.A.T Capital Corp., 3.46%, 9/6/29, Callable 6/6/29
@ 100 2,422,609
691,000 BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27
@ 100 676,298
1,479,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 1,312,402
231,000 BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47
@ 100 177,244
2,084,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 1,662,499
1,299,000 BAT Capital Corp., 3.98%, 9/25/50, Callable 3/25/50
@ 100 904,434
1,260,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 1,358,216
255,000 Philip Morris International, Inc., 5.25%, 9/7/28,
Callable 8/7/28 @ 100 257,187
1,346,000 Philip Morris International, Inc., 3.38%, 8/15/29,
Callable 5/15/29 @ 100 1,245,551
20,433,966
Water Utilities ( 0 .0%
†
):
612,000 CenterPoint Energy Resources Corp., 5.25%,
3/1/28, Callable 2/1/28 @ 100 617,555
Wireless Telecommunication Services ( 0 .2% ):
1,710,000 Sprint LLC, 7.63%, 3/1/26, Callable 11/1/25 @ 100 1,765,575
3,477,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 3,350,681
1,400,000 T-Mobile USA, Inc., 4.95%, 3/15/28, Callable
2/15/28 @ 100 1,396,153
328,000 T-Mobile USA, Inc., 5.05%, 7/15/33, Callable
4/15/33 @ 100 324,026
6,836,435
Total Corporate Bonds (Cost $726,915,665) 722,399,343

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Foreign Bonds ( 0 .0%
†
):
Chemicals ( 0 .0%
†
):
$ 100,000 Kazakhstan Government International Bond,
Registered Shares, 1.50%, 9/30/34, MTN(a) $ 88,181
Sovereign Bond ( 0 .0%
†
):
152,000 Romanian Government International Bond, 2.88%,
3/11/29, MTN(a) 151,033
163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 155,184
306,217
Total Foreign Bonds (Cost $364,295) 394,398
Yankee Debt Obligations ( 2 .8% ):
Aerospace & Defense ( 0 .0%
†
):
210,000 BAE Systems plc, 5.25%, 3/26/31, Callable 2/26/31
@ 100(a) 211,050
Banks ( 0 .2% ):
415,000 Banco del Estado de Chile, Registered Shares,
2.70%, 1/9/25, Callable 12/9/24 @ 100^(a) 404,625
428,000 Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.13%, 6/6/24^(a) 426,303
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 208,072
317,000 Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(a) 315,184
3,897,000 Barclays plc, 5.69% (SOFR+174 bps), 3/12/30,
Callable 3/12/29 @ 100 3,922,786
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 426,488
497,000 Deutsche Bank AG, 3.74% (SOFR+226 bps),
1/7/33, Callable 10/7/31 @ 100 409,053
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 306,240
6,418,751
Capital Markets ( 0 .6% ):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 278,543
732,000 Pfizer Investment Enterprises Pte, Ltd., 4.75%,
5/19/33, Callable 2/19/33 @ 100 720,021
2,282,000 Pfizer Investment Enterprises Pte, Ltd., 5.30%,
5/19/53, Callable 11/19/52 @ 100 2,266,108
1,604,000 Pfizer Investment Enterprises Pte, Ltd., 5.34%,
5/19/63, Callable 11/19/62 @ 100 1,571,148
8,711,000 UBS Group AG, 1.30% (SOFRINDX+98 bps),
2/2/27, Callable 2/2/26 @ 100(a) 8,039,312
883,000 UBS Group AG, 3.09% (SOFR+173 bps), 5/14/32,
Callable 5/14/31 @ 100(a) 749,749
895,000 UBS Group AG, 2.75% (H15T1Y+110 bps),
2/11/33, Callable 2/11/32 @ 100(a) 731,268
877,000 UBS Group AG, 9.02% (SOFR+502 bps), 11/15/33,
Callable 11/15/32 @ 100(a) 1,060,632
2,006,000 UBS Group AG, 5.70% (H15T1Y+177 bps), 2/8/35,
Callable 2/8/34 @ 100(a) 2,009,320
17,426,101
Chemicals ( 0 .0%
†
):
660,000 MEGlobal BV, 4.25%, 11/3/26(a) 634,399
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 548,300
1,182,699
Construction Materials ( 0 .0%
†
):
200,000 St. Marys Cement, Inc., 5.75%, 4/2/34, Callable
1/2/34 @ 100(a) 197,750
Principal Amount Value
Yankee Debt Obligations, continued
Consumer Staples Distribution & Retail ( 0 .0%
†
):
$ 561,000 Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24
@ 100(a) $ 555,379
Containers & Packaging ( 0 .0%
†
):
780,000 Smurfit Kappa Treasury ULC, 5.44%, 4/3/34,
Callable 1/3/34 @ 100(a) 780,000
Diversified Telecommunication Services ( 0 .0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 340,977
330,000 NTT Finance Corp., 4.14%, 7/26/24(a) 328,404
669,381
Electric Utilities ( 0 .0%
†
):
597,000 Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a) 552,971
Electrical Equipment ( 0 .0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 395,262
Energy Equipment & Services ( 0 .0%
†
):
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 188,000
Financial Services ( 0 .2% ):
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 443,441
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 154,750
910,000 BP Capital Markets plc, 6.45% (H15T5Y+215 bps),
12/31/99, Callable 12/1/33 @ 100 944,125
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 714,375
4,657,000 Credit Suisse AG, 5.00%, 7/9/27 4,598,354
250,000 Credit Suisse AG, 7.50%, 2/15/28 270,036
7,125,081
Food Products ( 0 .0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 537,731
Health Care Providers & Services ( 0 .0%
†
):
578,534 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 463,380
Independent Power and Renewable Electricity Producers
( 0 .0%
†
):
265,166 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 232,020
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 427,570
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 503,195
1,162,785
Interactive Media & Services ( 0 .1% ):
490,000 Baidu, Inc., 4.38%, 5/14/24, Callable 5/7/24 @ 100 489,178
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @
100^ 465,964
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 489,108
1,444,250
Machinery ( 0 .1% ):
1,402,000 CNH Industrial NV, 3.85%, 11/15/27, Callable
8/15/27 @ 100, MTN 1,345,219

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Machinery, continued
$ 232,000 Trane Technologies Financing, Ltd., 3.50%, 3/21/26,
Callable 1/21/26 @ 100 $ 223,979
1,569,198
Metals & Mining ( 0 .3% ):
1,209,000 Anglo American Capital plc, 4.88%, 5/14/25(a) 1,192,941
3,745,000 Anglo American Capital plc, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) 3,181,658
1,424,000 Anglo American Capital plc, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 1,208,556
1,006,000 Anglo American Capital plc, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 849,968
525,000 Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30
@ 100(a) 433,863
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 810,741
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 414,678
409,000 POSCO, 5.63%, 1/17/26(a) 410,078
8,502,483
Multi-Utilities ( 0 .1% ):
1,980,000 Algonquin Power & Utilities Corp., 5.37%, 6/15/26 1,970,405
Oil, Gas & Consumable Fuels ( 0 .1% ):
715,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 563,062
109,000 Enbridge, Inc., 6.20%, 11/15/30, Callable 9/15/30
@ 100 115,240
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 223,425
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 420,062
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 414,214
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 419,746
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 391,845
2,547,594
Paper & Forest Products ( 0 .1% ):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100(a) 559,951
552,000 Suzano Austria GmbH, 5.75%, 7/14/26(a) 550,557
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 288,240
278,000 Suzano International Finance BV, 5.50%, 1/17/27 277,172
1,675,920
Pharmaceuticals ( 0 .0%
†
):
1,149,000 Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30,
Callable 12/31/29 @ 100 972,653
Semiconductors & Semiconductor Equipment ( 0 .1% ):
1,733,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%,
5/11/31, Callable 2/11/31 @ 100 1,449,867
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 213,707
1,663,574
Software ( 0 .0%
†
):
650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100(a) 557,375
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond ( 0 .7% ):
$ 434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) $ 346,548
200,000 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 193,717
3,516,000 Colombia Government International Bond, 3.88%,
4/25/27, Callable 1/25/27 @ 100 3,300,023
275,000 Colombia Government International Bond, 4.50%,
3/15/29, Callable 12/15/28 @ 100 252,340
567,000 Colombia Government International Bond, 3.00%,
1/30/30, Callable 10/30/29 @ 100 468,710
1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 1,513,707
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 667,553
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 419,847
240,000 Hungary Government International Bond, 7.63%,
3/29/41 276,728
815,000 Mexico Government International Bond, 3.75%,
1/11/28 773,471
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 357,592
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 5,058,616
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 196,662
322,000 Mexico Government International Bond, 5.75%,
10/12/10 280,801
420,000 Panama Government International Bond, 3.88%,
3/17/28, Callable 12/17/27 @ 100 386,400
655,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 550,200
1,095,000 Panama Government International Bond, 4.50%,
4/1/56, Callable 10/1/55 @ 100 728,175
200,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 196,250
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 368,723
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 302,022
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 94,635
1,031,000 Peruvian Government International Bond, 5.63%,
11/18/50 1,024,303
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 195,205
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 191,823
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 194,148
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 410,618
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 273,601
368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 315,244
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 119,688

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 236,000 Romanian Government International Bond, 7.63%,
1/17/53(a) $ 261,330
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 181,979
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 181,741
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) 134,100
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 344,270
196,520 Uruguay Government International Bond, 4.50%,
8/14/24 195,538
20,756,308
Tobacco ( 0 .1% ):
510,000 BAT International Finance plc, 4.45%, 3/16/28,
Callable 2/16/28 @ 100 494,921
2,268,000 BAT International Finance plc, 5.93%, 2/2/29,
Callable 1/2/29 @ 100 2,329,896
2,824,817
Wireless Telecommunication Services ( 0 .1% ):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 246,203
523,000 Empresa Nacional del Petroleo, 3.75%, 8/5/26,
Callable 5/5/26 @ 100(a) 498,157
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 287,494
1,821,000 Rogers Communications, Inc., 5.30%, 2/15/34,
Callable 11/15/33 @ 100 1,800,692
2,832,546
Total Yankee Debt Obligations (Cost $87,631,024) 85,183,444
Municipal Bonds ( 0 .4% ):
California ( 0 .1% ):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 617,219
1,240,000 Los Angeles Department of Water & Power
Revenue, 6.57%, 7/1/45 1,413,327
435,000 State of California, GO, 7.50%, 4/1/34 512,160
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 290,893
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 315,520
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 46,540
3,195,659
Louisiana ( 0 .1% ):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A1-A3, 5.05%, 12/1/34 2,895,486
Michigan ( 0 .0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 632,566
Minnesota ( 0 .0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 355,514
Principal Amount Value
Municipal Bonds, continued
New Jersey ( 0 .1% ):
$ 270,000 New Jersey Transportation Trust Fund Authority
Revenue, 4.13%, 6/15/42 $ 232,419
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 623,346
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 126,353
982,118
New York ( 0 .1% ):
1,420,000 New York State Dormitory Authority Revenue,
2.15%, 3/15/31 1,196,378
1,045,000 New York State Dormitory Authority Revenue,
2.05%, 3/15/30 915,096
2,111,474
Oklahoma ( 0 .0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 242,034
Texas ( 0 .0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 309,596
Total Municipal Bonds (Cost $12,223,567) 10,724,447
U.S. Government Agency Mortgages ( 32 .2% ):
Government National Mortgage Association ( 5 .6% ):
6,957 4.50%, 9/15/33, Pool #615516 6,777
25,325 5.00%, 12/15/33, Pool #783571 24,892
8,819 6.50%, 8/20/38, Pool #4223 9,257
7,446 6.50%, 10/15/38, Pool #673213 7,449
5,014 6.50%, 11/20/38, Pool #4292 5,263
9,232 6.50%, 12/15/38, Pool #782510 9,473
94,844 5.00%, 1/15/39, Pool #782557 95,255
60,785 5.00%, 4/15/39, Pool #782619 60,690
50,230 5.00%, 4/15/39, Pool #711939 51,363
5,984 4.00%, 4/20/39, Pool #4422 5,617
5,909 5.00%, 6/15/39, Pool #782696 5,900
20,526 4.00%, 7/20/39, Pool #4494 19,266
35,063 5.00%, 10/20/39, Pool #4559 35,403
3,941 4.50%, 12/20/39, Pool #4598 3,921
10,175 4.50%, 1/15/40, Pool #728627 10,019
4,780 4.50%, 1/20/40, Pool #4617 4,756
3,931 4.50%, 2/20/40, Pool #4636 3,911
28,852 5.00%, 5/15/40, Pool #782958 28,998
250 4.50%, 5/20/40, Pool #4696 249
17,774 5.00%, 6/15/40, Pool #697862 17,864
24,630 4.50%, 7/15/40, Pool #745793 24,254
182,885 4.50%, 7/15/40, Pool #733795 180,095
9,743 4.50%, 7/20/40, Pool #4746 9,693
17,892 4.50%, 8/20/40, Pool #4771 17,799
10,754 4.50%, 9/20/40, Pool #748948 10,629
5,341 4.00%, 9/20/40, Pool #4800 5,110
39,809 4.50%, 10/15/40, Pool #783609 39,546
18,067 4.50%, 10/20/40, Pool #4834 17,974
140,915 4.00%, 10/20/40, Pool #4833 134,819
262,145 4.00%, 11/20/40, Pool #4853 256,700
129,481 4.00%, 12/20/40, Pool #4882 123,880
73,639 4.00%, 1/15/41, Pool #759138 70,226
116,219 4.00%, 1/20/41, Pool #4922 111,192
11,729 4.50%, 2/15/41, Pool #738019 11,540
496,945 4.00%, 2/20/41, Pool #742887 467,741

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,986 4.00%, 2/20/41, Pool #4945 $ 1,907
38,552 4.00%, 3/15/41, Pool #762838 36,765
2,882 5.00%, 4/20/41, Pool #5018 2,914
46,043 4.50%, 6/20/41, Pool #783590 45,759
6,299 5.00%, 6/20/41, Pool #5083 6,495
32,257 4.50%, 7/20/41, Pool #783584 32,058
98,870 4.00%, 7/20/41, Pool #742895 92,111
108,712 4.50%, 7/20/41, Pool #5115 108,098
3,423 5.00%, 7/20/41, Pool #5116 3,529
15,343 4.50%, 7/20/41, Pool #754367 15,113
32,664 4.50%, 11/15/41, Pool #783610 32,307
92,834 3.50%, 1/15/42, Pool #553461 87,380
128,577 4.00%, 4/20/42, Pool #MA0023 123,582
55,783 5.00%, 7/20/42, Pool #MA0223 55,757
125,880 3.50%, 4/15/43, Pool #AD2334 117,547
247,610 3.50%, 4/20/43, Pool #MA0934 230,466
140,726 3.50%, 5/20/43, Pool #MA1012 130,514
12,300 4.00%, 7/20/43, Pool #MA1158 11,822
483,942 4.50%, 6/20/44, Pool #MA1997 476,561
7,401 4.00%, 8/20/44, Pool #AJ2723 7,068
387,482 4.00%, 8/20/44, Pool #MA2149 370,483
14,156 4.00%, 8/20/44, Pool #AI4167 13,519
9,820 4.00%, 8/20/44, Pool #AJ4687 9,379
220,221 5.00%, 12/20/44, Pool #MA2448 227,053
18,857 3.00%, 12/20/44, Pool #MA2444 17,003
218,410 3.00%, 2/15/45, Pool #784439 197,500
988,327 3.50%, 5/20/45, Pool #MA2826 918,027
137,269 5.00%, 12/20/45, Pool #MA3313 137,963
4,985,556 3.50%, 3/20/46, Pool #MA3521 4,628,334
956,134 3.50%, 5/20/46, Pool #MA3663 887,624
321,412 3.50%, 7/20/46, Pool #MA3803 298,381
1,299,647 3.50%, 9/20/46, Pool #MA3937 1,199,223
132,293 3.50%, 10/20/46, Pool #AX4344 122,525
52,289 3.50%, 10/20/46, Pool #AX4343 48,461
65,887 3.50%, 10/20/46, Pool #AX4342 61,183
57,585 3.50%, 10/20/46, Pool #AX4341 53,757
7,311 4.00%, 10/20/46, Pool #AQ0542 7,013
85,040 3.50%, 10/20/46, Pool #AX4345 78,260
77,266 4.50%, 3/15/47, Pool #AZ8560 75,659
96,609 4.50%, 4/15/47, Pool #AZ8596 94,600
62,045 4.50%, 4/15/47, Pool #AZ8597 60,754
56,713 4.50%, 5/15/47, Pool #BA7888 55,533
1,223,882 4.00%, 6/20/47, Pool #MA4511 1,166,455
11,723 4.00%, 9/15/47, Pool #BC5919 11,113
13,549 4.00%, 10/15/47, Pool #BD3187 12,954
16,202 4.00%, 10/15/47, Pool #BE1031 15,156
15,271 4.00%, 11/15/47, Pool #BE1030 14,638
960,390 4.00%, 11/20/47, Pool #MA4838 915,329
17,636 4.00%, 12/15/47, Pool #BE4664 16,497
473,229 4.00%, 12/20/47, Pool #MA4901 451,025
21,490 4.00%, 1/15/48, Pool #BE0143 20,102
14,971 4.00%, 1/15/48, Pool #BE0204 14,183
204,406 4.50%, 9/20/48, Pool #BD0560 198,524
385,862 4.50%, 3/20/49, Pool #MA5818 376,422
16,496 4.50%, 4/20/49, Pool #MA5877 16,093
174,081 4.50%, 5/20/49, Pool #MA5932 169,822
320,838 4.50%, 4/20/50, Pool #MA6602 312,009
550,801 3.00%, 4/20/50, Pool #MA6599 487,712
249,914 4.00%, 5/20/50, Pool #MA6658 238,244
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 70,701 3.00%, 5/20/50, Pool #MA6656 $ 62,598
1,594,284 Class LP , Series 2020-127, 1.50%, 6/20/50 1,229,517
5,427,555 2.00%, 8/20/50, Pool #MA6818 4,447,604
1,264,234 3.00%, 10/20/50, Pool #MA6932 1,124,898
957,499 2.00%, 11/20/50, Pool #MA6994 786,518
17,091,145 2.00%, 12/20/50, Pool #MA7051 14,004,699
11,886,157 2.00%, 1/20/51, Pool #MA7135 9,759,556
1,153,872 3.00%, 1/20/51, Pool #MA7137 1,024,206
1,803,836 2.00%, 2/20/51, Pool #MA7192 1,480,817
5,355,868 2.50%, 4/20/51, Pool #MA7312 4,571,067
6,080,695 3.00%, 6/20/51, Pool #MA7419 5,376,603
7,869,117 3.00%, 8/20/51, Pool #MA7535 6,960,640
2,793,783 2.50%, 10/20/51, Pool #MA7649 2,383,170
1,912,801 2.50%, 12/20/51, Pool #MA7767 1,631,019
1,974,724 3.00%, 12/20/51, Pool #MA7768 1,743,660
83,035 3.00%, 1/20/52, Pool #MA7828 73,319
4,496,040 2.50%, 5/20/52, Pool #MA8042 3,833,816
17,839,443 2.50%, 6/20/52, Pool #MA8097 15,210,916
5,189,088 2.50%, 7/20/52, Pool #MA8147 4,424,653
221,188 2.50%, 8/20/52, Pool #MA8197 188,939
1,188,454 2.50%, 12/20/52, Pool #MA8485 1,012,979
3,893,001 2.50%, 1/20/53, Pool #MA8564 3,318,164
187,055 6.00%, 4/20/53, Pool #CT7444 191,169
2,160,000 2.00%, 4/20/54, TBA 1,769,513
12,394,797 3.50%, 4/20/54, TBA 11,285,075
9,906,000 4.00%, 4/20/54, TBA 9,272,945
9,670,700 3.00%, 4/20/54, TBA 8,535,904
6,835,000 6.50%, 4/20/54, TBA 6,949,273
2,275,000 5.50%, 4/20/54, TBA 2,273,934
8,142,000 6.00%, 4/20/54, TBA 8,214,515
5,205,000 4.50%, 4/20/54, TBA 5,002,493
12,033,000 5.00%, 4/20/54, TBA 11,829,943
167,477,908
Federal National Mortgage Association ( 14 .4% ):
36,738 2.50%, 9/1/27, Pool #AB6194 34,662
26,195 2.50%, 9/1/27, Pool #AP5205 25,238
10,528 2.50%, 2/1/28, Pool #AB8446 10,094
23,024 2.50%, 4/1/28, Pool #AB8870 21,832
16,787 3.00%, 4/1/28, Pool #AT3121 15,856
19,626 3.00%, 5/1/28, Pool #AT6033 18,542
70,512 2.50%, 8/1/28, Pool #AS0190 66,581
84,948 3.50%, 10/1/28, Pool #AV0198 82,427
3,707 3.00%, 10/1/28, Pool #AQ4132 3,498
43,134 3.00%, 10/1/28, Pool #AU8774 40,747
156,933 3.50%, 11/1/28, Pool #AV1360 152,197
5,085 3.00%, 11/1/28, Pool #AV0298 4,798
110,674 3.00%, 4/1/29, Pool #AW0937 104,253
102,737 3.00%, 5/1/29, Pool #AW2544 96,137
161,067 3.00%, 6/1/29, Pool #AS2676 153,440
38,479 3.00%, 7/1/29, Pool #AW1281 36,624
207,640 3.00%, 7/1/29, Pool #AW4229 196,099
38,097 3.50%, 9/1/29, Pool #AX0105 36,680
101,064 3.00%, 9/1/29, Pool #AS3220 96,204
294,951 3.00%, 9/1/29, Pool #AL6897 273,688
61,019 3.00%, 10/1/29, Pool #AS3594 57,673
11,923 3.50%, 10/1/29, Pool #AX2741 11,509
224,773 3.00%, 1/1/30, Pool #AL6144 216,086
2,605,000 4.94%, 1/15/30(c) 2,018,755
26,797 2.50%, 2/1/30, Pool #BM3403 25,386

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 8,107 2.50%, 2/1/30, Pool #AS4485 $ 7,648
9,182 2.50%, 2/1/30, Pool #AS4488 8,555
64,017 2.50%, 3/1/30, Pool #AS4688 60,710
49,176 3.00%, 3/1/30, Pool #AL6583 46,476
40,738 3.00%, 4/1/30, Pool #AL6584 38,975
25,132 2.50%, 4/1/30, Pool #AY3416 23,833
21,396 3.00%, 5/1/30, Pool #AL6761 20,236
12,686 2.50%, 5/1/30, Pool #AY0828 12,340
3,901,000 5.01%, 5/15/30(c) 2,975,472
120,347 3.00%, 6/1/30, Pool #AL9381 113,821
15,506 2.50%, 7/1/30, Pool #AZ2170 14,705
6,089 3.00%, 7/1/30, Pool #AZ2297 5,772
52,934 2.50%, 7/1/30, Pool #AS5403 49,298
44,896 3.00%, 7/1/30, Pool #AX9701 42,953
9,181 2.50%, 7/1/30, Pool #AS5405 8,704
33,764 3.00%, 7/1/30, Pool #AL7139 32,304
9,223 3.00%, 7/1/30, Pool #AX9700 8,742
83,906 2.50%, 8/1/30, Pool #BM3552 78,208
24,954 2.50%, 8/1/30, Pool #AS5548 23,240
31,017 2.50%, 8/1/30, Pool #AS5614 29,415
44,117 3.00%, 8/1/30, Pool #AS5623 41,789
2,853 3.00%, 8/1/30, Pool #AZ8597 2,705
7,727 3.00%, 8/1/30, Pool #AZ7833 7,324
8,697 3.00%, 8/1/30, Pool #AX3298 8,220
51,365 2.50%, 8/1/30, Pool #AS5616 48,458
32,698 3.50%, 8/1/30, Pool #AS5708 31,968
58,787 3.00%, 8/1/30, Pool #AL7225 56,244
47,307 3.00%, 8/1/30, Pool #AL7227 44,808
39,430 3.00%, 8/1/30, Pool #AS5622 37,724
34,642 2.50%, 9/1/30, Pool #AS5786 32,261
16,187 3.00%, 9/1/30, Pool #AZ5719 15,343
42,213 2.50%, 9/1/30, Pool #AS5872 40,032
10,206 3.00%, 9/1/30, Pool #AL7320 9,646
42,717 3.00%, 9/1/30, Pool #AS5728 40,371
37,277 3.00%, 9/1/30, Pool #AS5714 35,664
5,344 2.50%, 11/1/30, Pool #AL7800 5,041
42,110 2.50%, 11/1/30, Pool #AS6141 39,934
36,636 2.50%, 11/1/30, Pool #AS6115 34,563
31,621 2.50%, 11/1/30, Pool #AS6116 29,976
32,985 2.50%, 11/1/30, Pool #AS6142 30,718
486,297 3.00%, 1/1/31, Pool #BM3537 452,334
43,045 2.50%, 3/1/31, Pool #BM1595 40,602
1,028,206 1.50%, 6/1/31, Pool #MA4367 939,924
65,930 2.50%, 6/1/31, Pool #AS7320 62,056
1,889,627 1.50%, 7/1/31, Pool #MA4389 1,725,702
101,390 2.50%, 7/1/31, Pool #AS7605 95,434
107,692 2.50%, 7/1/31, Pool #AS7617 101,363
9,247 4.00%, 8/1/31, Pool #AY4688 8,933
19,503 4.00%, 8/1/31, Pool #AY4707 19,199
4,147 2.50%, 8/1/31, Pool #BC2777 3,904
680,258 3.00%, 8/1/31, Pool #AL9376 651,650
71,168 3.00%, 9/1/31, Pool #AL9378 67,476
191,644 2.50%, 10/1/31, Pool #AS8193 179,671
417,093 2.50%, 10/1/31, Pool #AS8195 393,759
265,803 2.50%, 10/1/31, Pool #AS8208 250,183
909,191 2.50%, 10/1/31, Pool #BC4773 858,322
37,386 2.00%, 10/1/31, Pool #MA2774 34,845
138,573 2.50%, 10/1/31, Pool #AS8009 129,917
63,518 2.00%, 11/1/31, Pool #BC9040 59,200
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 81,858 2.50%, 11/1/31, Pool #BC2628 $ 77,274
221,879 2.00%, 11/1/31, Pool #BM3054 206,797
155,780 2.50%, 11/1/31, Pool #AS8240 146,622
191,063 2.00%, 11/1/31, Pool #AS8251 178,072
66,999 2.50%, 11/1/31, Pool #BC2629 63,060
98,553 2.50%, 11/1/31, Pool #AS8241 92,397
72,994 2.50%, 11/1/31, Pool #AS8245 68,910
11,916 2.00%, 11/1/31, Pool #AS8291 11,105
138,026 2.50%, 11/1/31, Pool #BC2631 128,931
52,950 2.00%, 12/1/31, Pool #MA2845 49,350
7,972 3.00%, 2/1/32, Pool #BE5670 7,510
13,886 2.50%, 2/1/32, Pool #BM1036 13,001
255,165 2.50%, 3/1/32, Pool #AS9321 235,045
212,900 3.00%, 3/1/32, Pool #AS9327 200,558
243,995 2.50%, 3/1/32, Pool #AS9318 224,351
273,749 2.50%, 3/1/32, Pool #AS9319 255,281
142,723 2.50%, 3/1/32, Pool #AS9317 131,193
146,783 2.50%, 3/1/32, Pool #AS9316 137,296
347,436 2.00%, 3/1/32, Pool #BM3061 323,808
1,036,571 3.50%, 4/1/32, Pool #BM3503 1,000,332
1,295,000 Class A2 , Series 2022-M1S, 2.08%, 4/25/32 1,074,442
740,728 3.50%, 5/1/32, Pool #BM1602 722,577
1,089,615 3.00%, 6/1/32, Pool #BM1791 1,036,761
318,632 2.50%, 8/1/32, Pool #BM3578 292,482
118,500 3.00%, 9/1/32, Pool #BM3240 111,800
43,624 3.50%, 11/1/32, Pool #BJ2054 42,097
24,934 3.50%, 1/1/33, Pool #BJ2096 24,068
44,735 5.50%, 1/1/33, Pool #676661 45,683
630,686 2.50%, 2/1/33, Pool #BM3793 593,436
31,488 5.50%, 5/1/33, Pool #555424 31,534
1,434,059 3.00%, 5/1/33, Pool #FM1880 1,355,974
43,482 4.00%, 9/1/33, Pool #BK7642 42,344
122,515 4.00%, 10/1/33, Pool #CA2527 119,655
125,479 4.00%, 11/1/33, Pool #CA2555 123,200
237,684 2.50%, 12/1/33, Pool #FM1680 222,626
3,430,000 Class A3 , Series 2022-M5, 2.35%, 1/1/34 2,798,071
76,654 5.50%, 2/1/35, Pool #735989 77,521
230,139 5.00%, 2/1/35, Pool #735226 229,085
19,047 5.00%, 3/1/35, Pool #735288 18,963
7,191 6.00%, 4/1/35, Pool #735504 7,307
264,381 2.00%, 6/1/35, Pool #CA5939 235,077
551,694 2.00%, 6/1/35, Pool #CA5933 494,918
139,829 3.00%, 8/1/35, Pool #CA6876 131,597
150,285 3.00%, 8/1/35, Pool #CA6849 140,159
2,585,000 1.53%, 8/17/35, Callable 5/17/24 @ 100.00 1,841,784
1,708,000 1.55%, 8/24/35, Callable 5/24/24 @ 100.00 1,219,222
3,170,000 1.60%, 8/24/35, Callable 5/24/24 @ 100.00 2,274,301
277,457 2.00%, 9/1/35, Pool #CA7136 247,747
255,109 2.00%, 9/1/35, Pool #CA6840 228,634
35,600 5.00%, 9/1/35, Pool #889974 35,694
2,770,000 1.78%, 11/16/35, Callable 5/16/24 @ 100.00 2,024,119
90,539 3.00%, 12/1/35, Pool #CA8389 85,207
802,836 2.50%, 12/1/35, Pool #CA8387 733,336
945,318 1.50%, 12/1/35, Pool #CA8377 823,120
43,682 3.00%, 12/1/35, Pool #CA8391 40,845
919,816 2.50%, 12/1/35, Pool #CA8388 844,063
96,131 4.00%, 1/1/36, Pool #AB0686 92,234
346,408 2.00%, 2/1/36, Pool #FM6149 310,453
250,220 1.50%, 3/1/36, Pool #CA9422 220,873

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 375,111 2.50%, 3/1/36, Pool #CA9444 $ 343,918
492,187 2.00%, 3/1/36, Pool #CA9432 438,371
640,320 2.00%, 4/1/36, Pool #FM7495 572,322
406,757 1.50%, 5/1/36, Pool #CB0622 359,042
469,676 2.00%, 5/1/36, Pool #CB0428 419,796
1,443,051 1.50%, 6/1/36, Pool #FM7423 1,245,322
727,225 2.00%, 7/1/36, Pool #FM8117 648,909
1,764,935 2.00%, 9/1/36, Pool #FM8733 1,574,281
1,589,010 2.00%, 9/1/36, Pool #FM8695 1,424,882
184,134 5.50%, 9/1/36, Pool #995113 186,544
21,324 3.00%, 10/1/36, Pool #AL9227 19,483
68,599 3.00%, 11/1/36, Pool #AS8349 62,675
163,923 3.00%, 11/1/36, Pool #AS8348 151,418
343,397 2.00%, 11/1/36, Pool #FM9318 306,221
164,524 3.00%, 12/1/36, Pool #BE1896 150,314
5,424,530 1.50%, 12/1/36, Pool #FS0003 4,730,083
216,097 3.00%, 12/1/36, Pool #AS8553 197,446
335,594 2.00%, 1/1/37, Pool #FS0216 300,926
420,512 1.50%, 2/1/37, Pool #FS3221 368,920
333,263 2.00%, 2/1/37, Pool #FS0754 297,693
144,271 2.00%, 2/1/37, Pool #FS0610 128,292
760,080 2.00%, 2/1/37, Pool #CB2967 674,955
1,360,706 2.00%, 3/1/37, Pool #FS1331 1,213,649
1,740,110 2.00%, 3/1/37, Pool #FS1330 1,541,964
400,809 2.00%, 3/1/37, Pool #CB2966 356,537
1,027,307 2.00%, 4/1/37, Pool #FS3325 917,989
7,845 5.50%, 2/1/38, Pool #961545 7,973
7,017 6.00%, 3/1/38, Pool #889529 7,217
39,616 5.50%, 5/1/38, Pool #889441 40,219
18,933 6.00%, 5/1/38, Pool #889466 19,473
41,908 5.50%, 5/1/38, Pool #889692 42,909
28,723 5.50%, 6/1/38, Pool #995018 29,524
8,317 5.50%, 9/1/38, Pool #889995 8,495
19,856 6.00%, 10/1/38, Pool #889983 20,711
124,418 5.50%, 1/1/39, Pool #AB0200 129,840
37,310 4.50%, 4/1/39, Pool #930922 36,677
1,633,000 3.00%, 4/25/39, TBA 1,519,200
4,272,000 2.50%, 4/25/39, TBA 3,885,518
151,234 3.50%, 4/25/39, TBA 143,696
1,012,000 4.00%, 4/25/39, TBA 980,217
2,500,000 4.50%, 4/25/39, TBA 2,462,500
45,034 4.50%, 5/1/39, Pool #AL1472 43,167
31,432 3.50%, 5/1/39, Pool #MA3660 29,156
435,066 5.00%, 6/1/39, Pool #AL7521 436,210
307,860 6.00%, 7/1/39, Pool #BF0056 316,630
20,870 5.50%, 10/1/39, Pool #AD0362 21,717
174,544 5.50%, 12/1/39, Pool #AC6680 179,842
131,316 3.50%, 12/1/39, Pool #MA3869 121,826
22,084 5.50%, 12/1/39, Pool #AD0571 23,021
2,147,114 4.50%, 1/1/40, Pool #AC8568 2,101,172
56,430 3.50%, 1/1/40, Pool #MA3891 52,362
100,817 3.50%, 2/1/40, Pool #MA3935 93,546
17,564 5.50%, 3/1/40, Pool #AL5304 18,461
15,935 4.50%, 4/1/40, Pool #AD4038 15,777
132,912 6.00%, 4/1/40, Pool #AL4141 138,838
25,195 6.50%, 5/1/40, Pool #AL1704 26,552
30,639 4.50%, 7/1/40, Pool #AB1226 29,983
36,266 4.50%, 7/1/40, Pool #AD7127 34,464
15,503 6.00%, 9/1/40, Pool #AE0823 16,308
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 16,820 4.00%, 1/1/41, Pool #AL7167 $ 16,086
33,685 6.00%, 6/1/41, Pool #AL4142 35,416
12,654 4.50%, 7/1/41, Pool #AB3314 12,443
217,368 5.00%, 7/1/41, Pool #AL7524 220,139
388,590 5.50%, 9/1/41, Pool #AL8430 399,429
23,374 4.50%, 9/1/41, Pool #AI8961 23,165
13,540,820 1.50%, 11/1/41, Pool #FS0316 10,814,375
6,875,471 1.50%, 12/1/41, Pool #MA4500 5,559,019
2,146,484 2.00%, 12/1/41, Pool #MA4501 1,808,086
120,453 3.50%, 1/1/42, Pool #AW8154 109,297
508,450 4.00%, 1/1/42, Pool #AB4307 489,735
542,435 2.00%, 2/1/42, Pool #MA4540 452,687
5,243,688 2.00%, 3/1/42, Pool #MA4570 4,334,212
48,997 3.50%, 4/1/42, Pool #AO0777 45,555
18,556 3.50%, 4/1/42, Pool #AK7510 17,097
814,849 2.00%, 4/1/42, Pool #MA4586 679,976
22,683 4.00%, 5/1/42, Pool #AO2114 21,574
6,839 3.50%, 5/1/42, Pool #AO2881 6,302
103,955 4.00%, 5/1/42, Pool #AO2961 98,872
7,857 3.50%, 6/1/42, Pool #AO3048 7,239
10,242 3.50%, 6/1/42, Pool #AK9225 9,437
23,831 3.50%, 7/1/42, Pool #AO9707 21,958
100,982 4.50%, 9/1/42, Pool #AL2482 98,676
605,508 4.50%, 1/1/43, Pool #AL8206 590,916
48,426 3.00%, 3/1/43, Pool #AR7576 42,519
38,586 3.00%, 3/1/43, Pool #AR7568 33,904
59,407 3.00%, 3/1/43, Pool #AR9218 52,383
51,406 3.00%, 4/1/43, Pool #AT2043 45,138
80,725 3.00%, 4/1/43, Pool #AT2040 71,180
49,350 3.00%, 4/1/43, Pool #AB8924 43,331
57,699 3.00%, 4/1/43, Pool #AR8630 50,877
20,223 3.00%, 4/1/43, Pool #AT2037 17,769
47,730 3.00%, 4/1/43, Pool #AB8923 42,086
564 3.50%, 4/1/43, Pool #CA1530 511
6,466 3.00%, 6/1/43, Pool #AB9564 5,802
406,672 5.00%, 12/1/43, Pool #AL7777 407,194
210,815 5.00%, 11/1/44, Pool #AL8878 205,290
170,048 3.50%, 2/1/45, Pool #BM1100 156,752
533,877 3.50%, 2/1/45, Pool #FM5294 493,525
114,522 5.00%, 6/1/45, Pool #BM3784 114,741
2,324,166 3.50%, 9/1/45, Pool #FM3224 2,127,403
84,175 4.50%, 9/1/45, Pool #AL7936 83,085
5,205,134 3.50%, 11/1/45, Pool #FM6411 4,799,418
2,901 4.50%, 11/1/45, Pool #AS6233 2,853
52,412 4.50%, 11/1/45, Pool #AL9501 51,072
114,315 4.50%, 12/1/45, Pool #BM1756 110,198
13,144 3.00%, 6/1/46, Pool #AS7365 11,608
352,740 4.50%, 7/1/46, Pool #BM1920 347,187
929,485 3.50%, 7/1/46, Pool #BA7748 852,340
277,984 4.50%, 7/1/46, Pool #BM3053 270,906
15,837 3.00%, 8/1/46, Pool #AL9031 14,177
913,177 3.00%, 9/1/46, Pool #BD1469 801,892
108,652 3.00%, 11/1/46, Pool #BD9643 96,040
142,849 3.00%, 11/1/46, Pool #BD9645 126,114
275,297 3.00%, 11/1/46, Pool #BD9644 243,348
205,895 3.50%, 12/1/46, Pool #BE2103 187,339
850,796 3.00%, 12/1/46, Pool #AS8486 747,104
737,252 3.50%, 2/1/47, Pool #AL9920 670,824
333,420 3.50%, 2/1/47, Pool #BE1534 301,924

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 69,759 3.50%, 3/1/47, Pool #BH0158 $ 63,166
163,252 3.50%, 5/1/47, Pool #BE9375 147,828
317,071 3.50%, 5/1/47, Pool #BM1174 290,797
275,799 4.00%, 5/1/47, Pool #BH0398 261,041
467,162 3.50%, 5/1/47, Pool #BD2417 423,030
130,585 3.50%, 6/1/47, Pool #BH0567 118,248
208,787 4.00%, 7/1/47, Pool #BH3401 197,619
279,691 4.00%, 8/1/47, Pool #BM1619 264,726
18,988 4.00%, 9/1/47, Pool #MA3121 17,905
136,098 4.50%, 10/1/47, Pool #BM3052 133,167
591,487 3.50%, 11/1/47, Pool #MA3182 540,324
591,442 3.50%, 12/1/47, Pool #MA3210 540,599
162,059 4.50%, 12/1/47, Pool #BH7067 156,753
1,226,645 3.50%, 1/1/48, Pool #FM5293 1,123,055
358,314 3.50%, 1/1/48, Pool #MA3238 327,319
408,212 4.00%, 1/1/48, Pool #BH9222 384,924
65,196 4.00%, 2/1/48, Pool #BJ9057 62,570
271,833 3.50%, 2/1/48, Pool #BH9277 247,812
68,800 4.00%, 2/1/48, Pool #BJ9058 65,110
348,078 3.50%, 3/1/48, Pool #BJ4916 317,332
112,453 3.50%, 3/1/48, Pool #BK1958 101,944
3,280,462 3.50%, 3/1/48, Pool #BJ0650 2,990,570
179,465 3.50%, 3/1/48, Pool #BJ0648 163,605
129,263 4.50%, 4/1/48, Pool #BM3846 126,949
3,088,998 4.50%, 4/1/48, Pool #FM7783 3,006,930
208,215 3.50%, 4/1/48, Pool #FM5295 192,376
33,430 4.00%, 4/1/48, Pool #MA3333 31,341
1,867,338 4.50%, 5/1/48, Pool #CA1704 1,842,045
1,593,275 3.50%, 5/1/48, Pool #MA3356 1,451,775
38,536 4.00%, 5/1/48, Pool #CA2708 36,126
27,993 4.00%, 6/1/48, Pool #MA3384 26,245
146,239 5.00%, 6/1/48, Pool #CA2317 146,091
68,876 4.50%, 7/1/48, Pool #BK6113 67,004
27,768 4.00%, 7/1/48, Pool #MA3415 26,031
9,097 4.50%, 7/1/48, Pool #BK4471 8,974
257,443 4.00%, 8/1/48, Pool #BK4772 241,322
587,232 5.00%, 9/1/48, Pool #MA3472 584,314
375,667 4.00%, 9/1/48, Pool #FM5566 351,610
80,540 4.00%, 10/1/48, Pool #CA2469 76,082
122,743 5.00%, 10/1/48, Pool #BK7881 122,133
42,466 5.00%, 10/1/48, Pool #MA3501 42,255
80,076 5.00%, 11/1/48, Pool #MA3527 79,678
8,474 3.50%, 11/1/48, Pool #FM1543 7,737
25,048 5.00%, 12/1/48, Pool #BN4404 24,945
1,130,921 4.00%, 1/1/49, Pool #FM5296 1,067,265
78,122 5.00%, 1/1/49, Pool #BN3949 77,734
27,902 5.00%, 1/1/49, Pool #BN4430 27,787
251,182 3.50%, 6/1/49, Pool #FM5315 229,186
732,321 4.00%, 9/1/49, Pool #FM3665 691,785
313,169 4.00%, 3/1/50, Pool #CA5368 291,402
4,391,578 3.00%, 3/1/50, Pool #FM5290 3,861,794
298,363 4.00%, 5/1/50, Pool #FM7973 279,630
423,782 4.00%, 6/1/50, Pool #CA6106 398,463
2,794,677 2.50%, 7/1/50, Pool #CA6343 2,361,440
2,712,682 2.50%, 7/1/50, Pool #CA6342 2,292,156
2,753,206 2.50%, 7/1/50, Pool #CA6341 2,326,394
1,603,652 2.50%, 7/1/50, Pool #CA6359 1,365,174
2,639,772 2.50%, 8/1/50, Pool #CA6636 2,230,582
1,650,855 3.00%, 8/1/50, Pool #FM5292 1,447,895
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 813,900 2.50%, 8/1/50, Pool #CA6711 $ 687,744
3,197,469 2.50%, 8/1/50, Pool #CA6577 2,701,861
1,809,650 2.00%, 8/1/50, Pool #FP0025 1,438,887
250,050 4.00%, 8/1/50, Pool #FM7703 234,352
365,864 2.00%, 9/1/50, Pool #BQ0697 291,298
1,174,897 2.00%, 9/1/50, Pool #MA4119 935,435
2,114,949 2.00%, 10/1/50, Pool #MA4158 1,673,622
1,917,112 1.50%, 10/1/50, Pool #MA4157 1,445,520
294,279 2.00%, 11/1/50, Pool #BQ6334 235,646
1,848,242 2.50%, 11/1/50, Pool #CA7597 1,573,366
1,667,791 1.50%, 11/1/50, Pool #MA4181 1,257,473
523,619 2.50%, 11/1/50, Pool #FM4874 445,780
403,423 2.00%, 12/1/50, Pool #FM5305 324,695
1,281,419 2.00%, 12/1/50, Pool #FM5176 1,028,521
32,182,985 2.00%, 1/1/51, Pool #MA4237 25,618,075
483,011 2.50%, 1/1/51, Pool #CA8592 408,124
1,533,972 4.00%, 1/1/51, Pool #FM7031 1,435,307
13,383,879 3.50%, 1/1/51, Pool #FM7599 12,112,748
2,586,791 2.00%, 2/1/51, Pool #BR1615 2,061,238
1,345,204 2.50%, 2/1/51, Pool #CA9038 1,132,327
177,019 2.50%, 3/1/51, Pool #BR4654 148,425
469,393 2.00%, 3/1/51, Pool #BN9004 377,518
2,241,714 1.50%, 3/1/51, Pool #MA4280 1,686,763
846,955 2.00%, 3/1/51, Pool #BN8997 682,335
1,687,806 4.00%, 3/1/51, Pool #FM7460 1,579,249
788,147 2.00%, 4/1/51, Pool #BR7802 632,325
274,097 2.00%, 4/1/51, Pool #FS0599 220,624
1,163,117 2.00%, 4/1/51, Pool #FM6863 936,145
623,600 2.00%, 4/1/51, Pool #BR7241 500,174
108,590 2.50%, 4/1/51, Pool #BR8283 90,120
210,573 2.50%, 4/1/51, Pool #BR8896 176,578
63,544 2.50%, 5/1/51, Pool #BR8296 52,735
8,516,066 4.00%, 5/1/51, Pool #FS1463 8,005,129
116,102 2.50%, 5/1/51, Pool #BR8915 97,354
1,997,093 2.50%, 5/1/51, Pool #CB0383 1,680,759
5,666,230 3.00%, 6/1/51, Pool #CB0848 4,900,662
191,886 2.50%, 7/1/51, Pool #BP3574 160,896
11,130,691 2.00%, 7/1/51, Pool #MA4378 8,826,773
9,989,589 2.00%, 8/1/51, Pool #CB1309 7,937,893
8,507,980 2.00%, 8/1/51, Pool #CB1310 6,760,582
4,066,904 4.00%, 10/1/51, Pool #FS1133 3,805,337
69,522 2.50%, 10/1/51, Pool #BT8452 58,297
679,394 2.50%, 10/1/51, Pool #CB1806 571,787
2,368,024 2.00%, 11/1/51, Pool #CB2054 1,905,887
1,032,202 2.00%, 11/1/51, Pool #FM9452 830,083
2,178,692 2.00%, 11/1/51, Pool #CB2079 1,738,532
894,425 2.50%, 11/1/51, Pool #FS0026 755,626
2,095,982 2.00%, 11/1/51, Pool #FM9538 1,680,953
1,144,381 2.00%, 11/1/51, Pool #CB2139 915,350
2,901,963 2.00%, 11/1/51, Pool #FS1334 2,308,182
2,425,047 3.00%, 11/1/51, Pool #CB2165 2,097,131
285,343 2.00%, 12/1/51, Pool #FS0598 231,150
523,350 2.50%, 12/1/51, Pool #CB2372 440,434
665,519 2.00%, 12/1/51, Pool #FM9730 535,643
1,504,445 2.00%, 12/1/51, Pool #FS0212 1,210,685
1,489,050 2.00%, 12/1/51, Pool #FS0211 1,189,166
1,074,172 3.00%, 12/1/51, Pool #CB2418 935,942
993,621 2.00%, 12/1/51, Pool #FM9925 794,411
1,034,781 2.50%, 1/1/52, Pool #CB2633 868,730

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 3,352,371 2.50%, 1/1/52, Pool #CB2622 $ 2,819,513
1,732,691 2.50%, 1/1/52, Pool #FS0193 1,445,977
2,228,079 2.50%, 1/1/52, Pool #FS0208 1,873,992
2,791,054 2.50%, 1/1/52, Pool #FS0209 2,348,894
1,371,464 2.00%, 1/1/52, Pool #CB2601 1,099,863
1,795,015 2.00%, 1/1/52, Pool #FS0497 1,443,555
2,495,999 2.50%, 1/1/52, Pool #FS0378 2,136,473
1,185,470 2.00%, 1/1/52, Pool #FS0290 950,726
1,829,319 2.50%, 1/1/52, Pool #CB2620 1,540,946
2,214,878 2.50%, 1/1/52, Pool #CB2621 1,866,152
836,894 2.00%, 2/1/52, Pool #FS0646 671,282
6,553,759 2.00%, 2/1/52, Pool #FS2040 5,200,072
1,597,667 2.00%, 2/1/52, Pool #CB2837 1,281,451
2,265,568 2.50%, 2/1/52, Pool #CB2856 1,895,584
697,230 2.00%, 2/1/52, Pool #CB2836 556,383
3,592,480 2.00%, 2/1/52, Pool #CB2838 2,881,903
527,254 2.50%, 2/1/52, Pool #CB2854 443,419
357,779 2.50%, 2/1/52, Pool #CB2863 305,237
1,912,085 2.50%, 2/1/52, Pool #CB2855 1,608,257
2,195,871 2.00%, 3/1/52, Pool #CB3101 1,761,466
4,009,750 2.00%, 3/1/52, Pool #CB3102 3,210,233
1,531,263 2.00%, 3/1/52, Pool #CB3105 1,228,176
864,885 2.50%, 3/1/52, Pool #FS1661 728,784
277,410 3.00%, 3/1/52, Pool #CB3115 242,151
768,428 4.00%, 4/1/52, Pool #FS1267 720,460
781,035 3.00%, 4/1/52, Pool #FS1520 683,757
547,826 3.50%, 5/1/52, Pool #BV8545 498,878
4,730,985 4.00%, 5/1/52, Pool #FS3377 4,438,311
1,234,365 3.00%, 5/1/52, Pool #FS1522 1,075,683
767,805 5.00%, 7/1/52, Pool #FS2409 761,524
903,837 5.00%, 7/1/52, Pool #FS2458 893,478
463,123 4.50%, 7/1/52, Pool #MA4656 441,847
1,103,928 5.00%, 7/1/52, Pool #FS2473 1,088,542
589,543 3.50%, 7/1/52, Pool #FS2812 533,714
9,839,501 4.50%, 8/1/52, Pool #CB4345 9,471,693
431,737 3.50%, 8/1/52, Pool #CB4324 391,979
277,157 3.50%, 9/1/52, Pool #CB4658 250,906
442,120 3.50%, 9/1/52, Pool #CB4661 398,716
373,538 3.50%, 9/1/52, Pool #CB4660 337,441
95,099 3.50%, 9/1/52, Pool #CB4657 86,014
457,133 6.00%, 11/1/52, Pool #FS3251 471,004
937,039 5.00%, 12/1/52, Pool #MA4841 915,768
2,858,204 6.00%, 1/1/53, Pool #FS3832 2,906,254
2,410,111 5.00%, 1/1/53, Pool #CB5450 2,359,906
1,026,836 5.50%, 1/1/53, Pool #CB5462 1,026,279
405,198 5.00%, 1/1/53, Pool #BX4207 397,361
1,362,851 5.50%, 1/1/53, Pool #BX6108 1,358,731
2,220,135 6.00%, 4/1/53, Pool #CB6094 2,251,089
8,743,827 5.00%, 4/1/53, Pool #CB6063 8,555,041
435,768 6.00%, 5/1/53, Pool #BY0568 441,839
766,796 5.50%, 5/1/53, Pool #BY2967 766,449
893,821 6.00%, 5/1/53, Pool #FS4641 906,280
765,233 5.50%, 5/1/53, Pool #BY0557 764,886
2,914,753 6.00%, 5/1/53, Pool #CB6329 2,955,396
3,054,445 5.50%, 5/1/53, Pool #FS4629 3,053,060
3,799,499 5.50%, 5/1/53, Pool #CB6321 3,797,777
2,166,023 5.50%, 6/1/53, Pool #CB6463 2,165,044
3,785,398 6.00%, 7/1/53, Pool #CB6757 3,838,195
7,141,348 6.00%, 8/1/53, Pool #CB6872 7,216,833
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 3,993,271 6.50%, 8/1/53, Pool #FS5537 $ 4,089,253
859,593 6.50%, 9/1/53, Pool #CB7142 881,719
2,310,461 6.50%, 10/1/53, Pool #CB7349 2,363,425
5,128,165 6.50%, 2/1/54, Pool #CB8018 5,259,866
5,644,800 4.50%, 4/25/54, TBA 5,377,554
17,514,500 2.50%, 4/25/54, TBA 14,493,249
777,000 6.50%, 4/25/54, TBA 793,875
7,970,232 3.00%, 4/25/54, TBA 6,864,362
4,186,200 1.50%, 4/25/54, TBA 3,147,499
4,432,400 5.50%, 4/25/54, TBA 4,412,316
4,101,700 6.50%, 5/25/54, TBA 4,188,861
431,157,337
Federal Home Loan Mortgage Corporation ( 9 .3% ):
3,097,194 Class A2 , Series KC02, 3.37%, 7/25/25 3,028,593
48,495 3.00%, 9/1/27, Pool #U70060 45,740
29,272 3.00%, 7/1/28, Pool #U79018 27,989
591,000 , Series PRIN, 4.87%, 9/15/29(c) 465,516
4,510,000 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
12/25/24 @ 100.00 248,732
14,676 3.00%, 1/1/30, Pool #V60696 14,234
18,218 3.00%, 1/1/30, Pool #V60724 17,132
31,596 2.50%, 3/1/30, Pool #V60770 29,985
34,224 2.50%, 5/1/30, Pool #J31418 32,265
63,512 3.00%, 5/1/30, Pool #J31689 60,520
78,871 2.50%, 5/1/30, Pool #J31728 76,721
48,281 2.50%, 5/1/30, Pool #V60796 46,964
122,768 3.00%, 6/1/30, Pool #V60840 115,694
10,239 2.50%, 7/1/30, Pool #J32209 9,653
12,933 2.50%, 7/1/30, Pool #J32204 12,087
2,678 2.50%, 7/1/30, Pool #J32491 2,605
59,101 3.00%, 7/1/30, Pool #G15520 55,830
3,637 2.50%, 7/1/30, Pool #V60905 3,538
8,445 3.00%, 7/1/30, Pool #J32181 8,046
53,560 2.50%, 8/1/30, Pool #V60886 50,826
12,638 3.00%, 8/1/30, Pool #V60909 11,910
8,540 3.00%, 8/1/30, Pool #J32436 8,068
44,388 2.50%, 8/1/30, Pool #V60902 42,122
42,826 2.50%, 9/1/30, Pool #V60903 40,085
135,511 2.50%, 9/1/30, Pool #V60904 131,814
7,179,379 Class X1 , Series K121, 1.02%, 10/25/30 367,170
190,000 6.75%, 3/15/31 216,935
197,000 5.15%, 3/15/31(c) 144,527
236,723 2.50%, 4/1/31, Pool #G16186 221,729
4,262,657 1.50%, 5/1/31, Pool #RD5057 3,856,214
653,470 1.50%, 6/1/31, Pool #RD5059 595,148
570,000 Class A2 , Series K142, 2.40%, 3/25/32, Callable
3/25/32 @ 100.00 485,414
2,300,000 Class A2 , Series K144, 2.45%, 4/25/32 1,960,949
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,074,243
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,534,540
5,195 3.00%, 10/1/32, Pool #J37706 4,922
7,157 3.00%, 11/1/32, Pool #J37835 6,782
1,480,000 Class A2 , Series K152, 3.78%, 11/25/32 1,385,885
4,700 3.00%, 12/1/32, Pool #J38060 4,454
1,670,000 Class A2 , Series K154, 4.35%, 1/25/33 1,629,686
1,744,757 2.50%, 4/1/33, Pool #ZS8087 1,600,169
5,072,464 Class A2 , Series KG08, 4.13%, 5/25/33 4,870,041
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,166,956
86,797 3.50%, 1/1/34, Pool #ZS9068 82,170

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 934,621 2.50%, 1/1/35, Pool #SB0298 $ 854,094
53,435 5.50%, 2/1/35, Pool #G04692 55,204
319,559 3.50%, 5/1/35, Pool #SC0063 305,594
1,550,000 1.46%, 8/17/35, Callable 5/17/24 @ 100.00 1,096,070
784,384 2.00%, 9/1/35, Pool #SB0539 699,461
1,664,294 2.00%, 1/1/36, Pool #SB0546 1,479,906
1,036,026 2.00%, 2/1/36, Pool #SB8507 937,168
926,412 2.00%, 2/1/36, Pool #RC1819 834,397
329,262 2.00%, 3/1/36, Pool #SB0544 294,897
292,692 1.50%, 4/1/36, Pool #SB0510 257,972
1,970,726 1.50%, 4/1/36, Pool #SB0514 1,704,278
1,942,543 2.00%, 5/1/36, Pool #RC1999 1,736,263
400,275 1.50%, 5/1/36, Pool #RC1975 346,121
4,456,458 2.00%, 6/1/36, Pool #RC2071 3,974,961
1,891,955 2.00%, 7/1/36, Pool #RC2097 1,687,517
3,155,000 1.72%, 9/22/36, Callable 6/22/24 @ 100.00 2,248,013
1,574,547 2.00%, 4/1/37, Pool #SB0679 1,403,819
38,243 3.00%, 9/1/37, Pool #ZA2471 35,322
790,293 3.00%, 6/1/38, Pool #SC0111 729,733
83,948 6.00%, 4/1/39, Pool #G07613 87,194
13,329 4.50%, 12/1/39, Pool #A90196 13,125
411,266 3.50%, 1/1/40, Pool #RB5028 381,562
51,426 3.50%, 2/1/40, Pool #RB5034 47,714
13,891 4.50%, 7/1/40, Pool #A93010 13,594
14,440 4.00%, 8/1/40, Pool #A93534 13,845
94,429 4.00%, 9/1/40, Pool #A93851 90,194
277,848 4.50%, 9/1/40, Pool #A93700 272,733
19,705 4.00%, 10/1/40, Pool #A95923 19,225
14,085 4.00%, 11/1/40, Pool #A94779 13,742
14,877 4.00%, 11/1/40, Pool #A94977 14,515
13,874 4.00%, 11/1/40, Pool #A95144 13,536
875 4.00%, 4/1/41, Pool #Q00093 843
35,238 4.50%, 5/1/41, Pool #Q00959 34,650
30,224 4.50%, 5/1/41, Pool #Q00804 29,721
217,976 5.50%, 6/1/41, Pool #G07553 224,163
17,410 4.00%, 10/1/41, Pool #Q03841 16,903
23,749 4.00%, 10/1/41, Pool #Q04022 23,057
47,798 5.00%, 10/1/41, Pool #G07642 48,096
332,809 2.00%, 2/1/42, Pool #RB5145 277,723
1,746,877 2.00%, 3/1/42, Pool #RB5148 1,457,526
113,054 3.50%, 4/1/42, Pool #Q07417 104,205
122,152 3.50%, 4/1/42, Pool #C03811 112,588
346,904 2.00%, 4/1/42, Pool #RB5153 285,759
10,246 3.50%, 5/1/42, Pool #Q08239 9,441
3,725 3.50%, 5/1/42, Pool #Q08306 3,433
15,768 3.50%, 8/1/42, Pool #Q12162 14,534
92,439 3.50%, 8/1/42, Pool #G07106 85,206
5,605 3.50%, 10/1/42, Pool #Q11909 5,166
146,218 3.00%, 1/1/43, Pool #Q14866 134,776
61,251 3.00%, 3/1/43, Pool #Q16403 54,367
118,582 3.00%, 3/1/43, Pool #Q16673 105,252
61,664 3.50%, 6/1/43, Pool #Q18718 57,963
104,237 3.50%, 7/1/43, Pool #Q20206 95,776
41,301 4.00%, 9/1/43, Pool #Q21579 39,283
105,620 4.50%, 12/1/43, Pool #Q23779 104,675
77,571 4.50%, 12/1/43, Pool #G60018 74,237
11,863 3.50%, 1/1/44, Pool #Q24368 10,900
487,092 3.50%, 4/1/44, Pool #G07848 444,759
45,882 4.00%, 4/1/44, Pool #Q25643 43,668
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 11,040 3.50%, 5/1/44, Pool #Q26218 $ 10,229
59,149 3.50%, 6/1/44, Pool #Q28764 54,367
1,614,321 3.00%, 6/1/44, Pool #SD0498 1,426,011
41,503 4.00%, 7/1/44, Pool #G60901 39,487
11,227 3.50%, 7/1/44, Pool #Q27319 10,392
17,651 3.50%, 9/1/44, Pool #Q28604 16,337
1,648,384 3.50%, 9/1/44, Pool #SD0481 1,511,787
1,833,581 4.00%, 1/1/45, Pool #SD0490 1,752,381
1,624,984 4.00%, 1/1/45, Pool #SD0478 1,549,446
5,339 4.00%, 2/1/45, Pool #Q31128 5,126
13,192 4.00%, 2/1/45, Pool #Q31338 12,667
2,394,205 4.00%, 9/1/45, Pool #SD0507 2,298,759
13,079 3.50%, 9/1/45, Pool #Q36302 12,266
14,352 4.00%, 12/1/45, Pool #Q37957 13,718
17,159 4.00%, 12/1/45, Pool #Q37955 16,475
1,146,861 3.50%, 3/1/46, Pool #SD0485 1,046,714
212,670 3.50%, 9/1/46, Pool #SD0486 194,705
204,620 3.00%, 9/1/46, Pool #G60718 181,583
551,173 3.00%, 9/1/46, Pool #Q42979 489,122
716,511 3.00%, 12/1/46, Pool #V82781 631,326
58,939 3.00%, 12/1/46, Pool #Q45083 53,070
125,437 3.00%, 12/1/46, Pool #Q45080 110,691
220,808 3.00%, 12/1/46, Pool #Q45064 195,942
586,147 3.00%, 2/1/47, Pool #SD0496 518,240
318,336 3.50%, 3/1/47, Pool #G60968 294,719
765,184 4.50%, 7/1/47, Pool #G61047 746,049
604,277 4.00%, 7/1/47, Pool #SD0504 574,563
324,240 3.50%, 10/1/47, Pool #G61178 299,629
388,609 3.50%, 12/1/47, Pool #G61208 359,114
359,222 3.50%, 1/1/48, Pool #ZS4751 325,809
85,329 3.50%, 1/1/48, Pool #Q53648 78,837
50,846 3.50%, 1/1/48, Pool #Q53630 46,989
366,233 3.50%, 2/1/48, Pool #ZT1353 333,360
249,988 4.00%, 4/1/48, Pool #ZM6153 234,012
2,733,601 3.50%, 4/1/48, Pool #Q55389 2,479,248
534,909 4.00%, 4/1/48, Pool #SD0489 510,943
2,539,899 3.50%, 4/1/48, Pool #G08808 2,304,101
2,564,199 3.50%, 5/1/48, Pool #G08813 2,325,793
2,569,414 4.00%, 8/1/48, Pool #SD0492 2,435,392
861,068 4.50%, 8/1/48, Pool #G67715 842,721
2,027,332 4.00%, 5/1/49, Pool #SD0488 1,913,857
2,321,061 4.00%, 3/1/50, Pool #SD0296 2,185,834
1,625,648 4.50%, 3/1/50, Pool #SD0294 1,572,423
815,246 4.00%, 6/1/50, Pool #SD0520 765,091
97,171 3.00%, 7/1/50, Pool #QB1479 86,278
11,363 3.00%, 7/1/50, Pool #QB1158 9,993
25,452 3.00%, 7/1/50, Pool #QB1486 22,336
559,900 4.00%, 7/1/50, Pool #SD0878 525,092
461,048 2.50%, 7/1/50, Pool #QB1193 388,617
1,548,994 4.00%, 7/1/50, Pool #SD1146 1,467,555
13,071 3.00%, 7/1/50, Pool #QB1488 11,472
259,376 2.00%, 8/1/50, Pool #QB2296 208,196
740,440 1.50%, 8/1/50, Pool #RA3217 558,296
993,814 3.00%, 8/1/50, Pool #SD0519 883,649
73,920 3.00%, 8/1/50, Pool #QB2339 64,868
762,240 3.00%, 8/1/50, Pool #RA3282 670,262
736,385 3.00%, 8/1/50, Pool #RA3313 643,680
4,961,275 3.00%, 9/1/50, Pool #SD0592 4,382,923
1,063,851 2.00%, 9/1/50, Pool #SI2075 849,667

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,835,927 1.50%, 10/1/50, Pool #SD8082 $ 1,384,305
571,870 2.00%, 11/1/50, Pool #SD7528 462,038
3,521,649 2.50%, 2/1/51, Pool #SD7534 2,997,995
5,088,923 2.00%, 3/1/51, Pool #SD8134 4,035,546
45,759,151 2.00%, 3/1/51, Pool #SD2903 36,370,176
1,893,927 2.00%, 4/1/51, Pool #SD7539 1,528,385
2,213,868 2.50%, 5/1/51, Pool #SD0702 1,869,029
1,030,632 2.00%, 5/1/51, Pool #SD7541 828,888
7,912,125 2.50%, 5/1/51, Pool #RA5077 6,648,364
3,297,298 2.00%, 7/1/51, Pool #SD0716 2,666,605
1,085,307 3.00%, 7/1/51, Pool #SD7544 948,671
965,783 2.00%, 9/1/51, Pool #SD0732 772,403
721,280 2.00%, 9/1/51, Pool #SD0730 578,650
3,231,785 2.00%, 10/1/51, Pool #RA6071 2,578,874
959,162 3.00%, 10/1/51, Pool #RA6015 836,304
2,175,413 2.50%, 11/1/51, Pool #RA6397 1,832,465
6,956,180 2.50%, 11/1/51, Pool #SD7548 5,839,856
386,864 2.00%, 12/1/51, Pool #SD0783 311,357
4,223,348 2.50%, 12/1/51, Pool #RA6388 3,548,748
986,911 2.00%, 12/1/51, Pool #SD0785 795,151
1,033,248 2.00%, 12/1/51, Pool #SD0786 828,653
189,177 2.00%, 12/1/51, Pool #SD0789 152,983
7,623,690 2.00%, 1/1/52, Pool #SD7549 6,142,261
21,986,874 2.50%, 1/1/52, Pool #SD7552 18,471,238
6,667,238 2.50%, 1/1/52, Pool #SD0923 5,567,923
1,805,725 2.00%, 1/1/52, Pool #SD0894 1,452,181
2,464,091 2.00%, 1/1/52, Pool #SD0892 1,976,152
1,284,727 2.00%, 2/1/52, Pool #RA6768 1,017,001
798,944 3.00%, 2/1/52, Pool #SD7550 702,366
21,930,282 3.00%, 3/1/52, Pool #SD7553 19,141,138
1,047,048 3.50%, 6/1/52, Pool #SD1049 944,336
79,218 5.00%, 6/1/52, Pool #QE4965 78,114
974,034 3.50%, 6/1/52, Pool #SD1053 882,115
554,497 4.00%, 6/1/52, Pool #SD1952 521,399
375,536 3.50%, 6/1/52, Pool #SD1086 338,700
438,360 4.50%, 7/1/52, Pool #SD8231 418,178
2,672,052 4.50%, 7/1/52, Pool #RA7506 2,554,564
1,282,025 5.00%, 7/1/52, Pool #SD1300 1,271,535
3,186,955 3.00%, 8/1/52, Pool #SD7556 2,762,845
856,867 4.50%, 8/1/52, Pool #QE8252 817,491
3,200,457 5.00%, 8/1/52, Pool #SD1465 3,155,873
113,715 5.00%, 9/1/52, Pool #QF0409 112,130
380,150 5.00%, 10/1/52, Pool #QF0895 374,847
669,697 5.00%, 11/1/52, Pool #SD1882 656,758
1,924,345 4.50%, 11/1/52, Pool #SD2000 1,833,296
435,766 6.00%, 11/1/52, Pool #RA8216 443,454
752,890 5.00%, 12/1/52, Pool #SD2081 738,343
1,421,386 5.00%, 12/1/52, Pool #SD1991 1,398,589
855,795 5.00%, 12/1/52, Pool #RA8295 839,266
886,911 5.00%, 1/1/53, Pool #RA8404 869,768
2,062,892 6.00%, 1/1/53, Pool #SD2163 2,085,281
489,170 5.50%, 1/1/53, Pool #SD2275 488,905
1,573,647 5.50%, 1/1/53, Pool #QF6560 1,575,458
1,115,793 6.00%, 2/1/53, Pool #RA8560 1,133,862
350,693 5.00%, 2/1/53, Pool #SD2306 343,919
4,411,941 5.50%, 3/1/53, Pool #RA8758 4,417,007
701,111 6.00%, 3/1/53, Pool #SD2598 712,462
1,451,198 6.00%, 4/1/53, Pool #SD2760 1,474,379
1,122,158 6.00%, 5/1/53, Pool #SD2886 1,137,802
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,931,018 6.00%, 5/1/53, Pool #RA9073 $ 2,971,873
3,711,251 5.50%, 5/1/53, Pool #RA9063 3,709,568
3,265,311 5.50%, 5/1/53, Pool #SD2893 3,254,407
2,403,257 6.00%, 6/1/53, Pool #SD3176 2,436,760
478,116 5.50%, 8/1/53, Pool #RA9625 476,340
1,191,885 6.50%, 11/1/53, Pool #RJ0320 1,223,786
280,646,367
Federal Farm Credit Banks Funding Corp. ( 1 .3% ):
14,521,000 2.25%, 8/15/29, Callable 8/15/24 @ 100.00 12,934,740
10,440,000 2.17%, 10/29/29, Callable 10/29/24 @ 100.00 9,222,090
625,000 3.50%, 9/1/32 584,749
1,045,000 3.88%, 9/20/32 1,004,798
6,095,000 1.68%, 9/17/35, Callable 4/11/24 @ 100.00 4,402,638
3,450,000 1.84%, 1/25/36, Callable 4/11/24 @ 100.00 2,534,436
4,730,000 2.10%, 2/25/36, Callable 4/11/24 @ 100.00 3,570,199
2,569,000 2.50%, 4/14/36, Callable 4/11/24 @ 100.00 2,023,522
2,875,000 2.49%, 5/19/36, Callable 4/11/24 @ 100.00 2,259,908
38,537,080
Federal Home Loan Mortgage Corporation - REMICS ( 0 .3% ):
189,493 Class FL , Series 4248, 5.88%(SOFR30A+56bps),
5/15/41 187,948
984,543 Class XZ , Series 4316, 4.50%, 3/15/44 961,968
832,678 Class ZX , Series 4352, 4.00%, 4/15/44 787,319
340,867 Class FB , Series 4606, 5.93%(SOFR30A+61bps),
8/15/46 337,092
854,433 Class AO , Series 5341, 1.25%, 6/25/50 615,047
2,365,665 Class TJ , Series 5002, 2.00%, 7/25/50 1,979,122
2,401,120 Class AK , Series 4988, 1.00%, 7/25/50 1,853,976
3,702,677 Class PO , Series 5319, 1.74%, 8/25/50 2,340,995
975,062 Class ID , Series 5109, 2.50%, 5/25/51 144,656
9,208,123
FRESB Mortgage Trust ( 0 .1% ):
2,448,965 Class A10F , Series 2021-SB93, 1.81%, 10/25/31,
Callable 9/25/31 @ 100.00 2,074,431
Federal National Mortgage Association - REMICS ( 0 .2% ):
2,499,534 Class CY , Series 2010-136, 4.00%, 12/25/40 2,368,656
2,406,032 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,264,988
455,770 Class UF , Series 2016-48,
5.83%(SOFR30A+51bps), 8/25/46 451,574
2,016,885 Class AO , Series 2023-36, 1.25%, 8/25/50 1,450,471
1,048,732 Class IO , Series 2021-88, 2.50%, 12/25/51 148,002
6,683,691
Federal Home Loan Bank ( 1 .0% ):
3,020,000 0.92%, 2/26/27, Callable 5/26/24 @ 100.00 2,724,550
22,560,000 2.06%, 9/27/29, Callable 6/27/24 @ 100.00 19,845,964
4,080,000 3.56%, 5/16/33 3,811,577
1,435,000 1.85%, 1/25/36, Callable 4/25/24 @ 100.00 1,055,460
1,720,000 1.87%, 2/8/36, Callable 5/8/24 @ 100.00 1,266,864
920,000 1.87%, 2/8/36, Callable 5/8/24 @ 100.00 677,625
29,382,040
Total U.S. Government Agency Mortgages (Cost $1,034,319,062) 965,166,977
U.S. Treasury Obligations ( 26 .7% ):
U.S. Treasury Bonds ( 11 .1% ):
2,480,000 5.38%, 2/15/31 2,659,800
14,025,000 4.75%, 2/15/37 14,919,094
7,185,000 5.00%, 5/15/37 7,811,442

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 12,855,000 1.13%, 8/15/40 $ 7,966,083
33,230,000 1.88%, 2/15/41 23,188,309
23,885,000 3.13%, 11/15/41 20,093,256
2,795,000 2.00%, 11/15/41 1,963,488
5,045,000 2.38%, 2/15/42 3,757,737
16,285,000 2.75%, 11/15/42 12,763,369
33,675,000 4.00%, 11/15/42 31,764,996
1,360,000 3.88%, 2/15/43 1,259,062
4,335,000 3.88%, 5/15/43 4,007,166
7,022,500 3.63%, 8/15/43 6,255,511
11,075,000 4.38%, 8/15/43 10,960,789
6,000,000 4.75%, 11/15/43 6,233,438
2,980,000 4.50%, 2/15/44 3,001,419
1,205,000 3.13%, 8/15/44 988,100
15,000 2.50%, 2/15/45 10,983
955,000 3.00%, 5/15/45 762,508
1,770,000 2.88%, 8/15/45 1,379,494
12,235,000 3.00%, 11/15/45 9,726,825
18,635,000 2.25%, 8/15/46 12,770,798
6,855,000 2.88%, 11/15/46 5,289,061
3,105,000 2.75%, 11/15/47 2,323,898
5,645,000 3.00%, 2/15/48 4,422,505
63,515,000 3.13%, 5/15/48(d) 50,861,621
4,055,000 3.38%, 11/15/48 3,394,162
8,700,000 3.00%, 2/15/49 6,794,156
125,000 2.88%, 5/15/49 95,254
10,975,000 1.25%, 5/15/50 5,624,687
8,590,000 1.38%, 8/15/50 4,545,989
5,954,000 1.63%, 11/15/50 3,369,592
13,650,000 2.38%, 5/15/51 9,286,266
1,102,000 1.88%, 11/15/51 661,544
1,054,000 2.25%, 2/15/52 694,652
18,188,000 2.88%, 5/15/52 13,788,777
5,054,000 3.00%, 8/15/52 3,932,644
1,052,000 3.63%, 2/15/53 925,431
11,233,000 3.63%, 5/15/53 9,888,550
3,870,000 4.13%, 8/15/53 3,726,689
14,779,000 4.75%, 11/15/53 15,804,293
4,746,000 4.25%, 2/15/54 4,677,035
334,350,473
U.S. Treasury Notes ( 15 .6% ):
27,685,000 4.25%, 12/31/24 27,494,666
3,992,000 2.88%, 6/15/25 3,895,942
5,640,000 3.00%, 7/15/25 5,507,812
7,618,000 5.00%, 9/30/25 7,638,235
890,000 3.00%, 10/31/25 865,803
1,550,000 2.88%, 11/30/25 1,503,500
68,766,000 4.88%, 11/30/25 68,884,192
7,810,000 0.38%, 12/31/25 7,244,995
95,875,000 3.88%, 1/15/26 94,526,758
84,589,000 4.00%, 2/15/26 83,558,072
43,666,000 4.63%, 2/28/26^ 43,638,709
4,310,000 0.50%, 2/28/26 3,984,056
2,435,000 2.38%, 4/30/26 2,327,708
5,340,000 4.63%, 9/15/26 5,353,350
9,760,000 4.63%, 10/15/26 9,792,025
9,923,000 4.63%, 11/15/26 9,960,211
4,752,000 4.38%, 12/15/26 4,742,348
21,220,000 4.25%, 3/15/27 21,130,478
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 154,000 4.38%, 11/30/28 $ 154,914
10,640,000 4.25%, 2/28/29^ 10,659,950
14,735,000 4.13%, 3/31/29 14,672,837
5,545,000 4.00%, 10/31/29 5,482,619
998,000 3.88%, 11/30/29 980,691
3,087,000 3.75%, 5/31/30 3,008,378
882,000 4.00%, 7/31/30 871,113
895,000 4.63%, 9/30/30 915,417
2,637,000 3.75%, 12/31/30 2,566,131
10,598,000 4.00%, 1/31/31 10,467,181
2,729,000 4.25%, 2/28/31 2,735,822
5,485,000 4.13%, 3/31/31 5,455,004
6,775,000 4.00%, 2/15/34 6,669,141
466,688,058
Total U.S. Treasury Obligations (Cost $877,291,779) 801,038,531
Shares
Affiliated Investment Company ( 1 .2% ):
Money Market ( 1 .2% ):
35,721,532 BlackRock Liquidity FedFund, Institutional Class(c)(e) 35,721,532
Total Affiliated Investment Company (Cost $35,721,532) 35,721,532
Unaffiliated Investment Company ( 4 .2% ):
Money Markets ( 4 .2% ):
125,331,556 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(c) 125,331,556
Total Unaffiliated Investment Company (Cost $125,331,556) 125,331,556
Total Investment Securities
(Cost $3,310,348,701) — 105.1% 3,150,612,631
Net other assets (liabilities) — (5.1)% (154,286,858)
Net Assets — 100.0% $ 2,996,325,773

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
US0001M—1 Month US Dollar LIBOR
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $34,720,928.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2024.
(c) The rate represents the effective yield at March 31, 2024.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
Securities Sold Short (-2.5%):
At March 31, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.00% 4/25/39 $ (318,467) $ (282,964) $ (282,241)
Federal National Mortgage Association, TBA 3.50% 4/25/54 (218,000) (195,221) (195,212)
Federal National Mortgage Association, TBA 4.00% 5/25/54 (700,000) (650,590) (648,813)
Federal National Mortgage Association, TBA 2.00% 4/25/54 (32,330,512) (25,757,263) (25,576,466)
Federal National Mortgage Association, TBA 1.50% 4/25/39 (420,290) (365,275) (363,682)
Federal National Mortgage Association, TBA 6.00% 4/25/54 (13,085,200) (13,210,430) (13,211,963)
Federal National Mortgage Association, TBA 5.00% 4/25/54 (27,786,502) (27,098,645) (27,126,573)
Federal National Mortgage Association, TBA 4.00% 4/25/54 (3,688,900) (3,440,252) (3,417,996)
Federal National Mortgage Association, TBA 3.50% 5/25/54 (2,810,945) (2,527,325) (2,518,870)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 4/20/54 (3,223,522) (2,725,921) (2,747,549)
$(76,253,886) $ (76,089,365)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds March Futures (U.S. Dollar) 3/28/24 20 $ (7,889,589) $ 382
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 42 (4,813,594) (26,097)
$ (25,715)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/24 195 $ 21,605,391 $ 91,731
U.S. Treasury 2-Year Note June Futures (U.S. Dollar) 6/28/24 930 190,170,469 (101,550)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar) 6/28/24 653 69,881,203 207,174
U.S. Treasury Long Bond June Futures (U.S. Dollar) 6/18/24 31 3,733,563 60,906
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar) 6/18/24 4 516,000 4,308
$ 262,569
Total Net Futures Contracts $ 236,854
Forward Currency Contracts
At March 31, 2024, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 88,934 European Euro 80,929 Bank National Paris 5/16/24 $ 1,477
U.S. Dollar 144,190 European Euro 132,000 UBS Warburg 6/20/24 1,332
Total Net Forward Currency Contracts $ 2,809

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (41.4%):
Aerospace & Defense (0.9%):
19,362 Boeing Co. (The)* $ 3,736,672
10,550 Lockheed Martin Corp. 4,798,879
2,444 Northrop Grumman Corp. 1,169,845
40,379 Textron, Inc. 3,873,557
13,578,953
Automobiles (0.5%):
327,954 Ford Motor Co. 4,355,229
22,452 Tesla, Inc.* 3,946,837
8,302,066
Banks (1.2%):
194,710 Bank of America Corp. 7,383,403
60,720 JPMorgan Chase & Co. 12,162,216
19,545,619
Beverages (0.4%):
64,003 Coca-Cola Co. (The) 3,915,704
19,601 Molson Coors Beverage Co., Class B 1,318,167
2,420 PepsiCo, Inc. 423,524
5,657,395
Biotechnology (0.9%):
8,090 AbbVie, Inc. 1,473,189
1,939 Amgen, Inc. 551,296
107,470 Exelixis, Inc.* 2,550,263
62,291 Gilead Sciences, Inc. 4,562,816
58,197 Incyte Corp.* 3,315,483
8,737 United Therapeutics Corp.* 2,007,064
14,460,111
Broadline Retail (1.8%):
152,725 Amazon.com, Inc.* 27,548,536
7,825 eBay, Inc. 413,003
27,961,539
Capital Markets (0.7%):
6,639 Ameriprise Financial, Inc. 2,910,803
14,531 CME Group, Inc. 3,128,379
9,946 Goldman Sachs Group, Inc. (The) 4,154,345
5,808 Tradeweb Markets, Inc., Class A 605,019
10,798,546
Chemicals (0.5%):
19,748 Eastman Chemical Co. 1,979,145
18,042 Ecolab, Inc. 4,165,898
4,486 Linde plc 2,082,939
8,227,982
Commercial Services & Supplies (0.6%):
6,793 Cintas Corp. 4,666,995
21,455 Republic Services, Inc. 4,107,345
8,774,340
Communications Equipment (0.0%
†
):
8,155 Cisco Systems, Inc. 407,016
Construction & Engineering (0.0%
†
):
4,367 AECOM 428,315
Shares Value
Common Stocks, continued
Construction Materials (0.2%):
13,780 Vulcan Materials Co. $ 3,760,838
Consumer Finance (0.4%):
24,213 American Express Co. 5,513,058
Consumer Staples Distribution & Retail (0.9%):
6,258 Costco Wholesale Corp. 4,584,799
16,011 Kroger Co. (The) 914,709
46,113 Sysco Corp. 3,743,453
85,467 Walmart, Inc. 5,142,549
14,385,510
Diversified Consumer Services (0.1%):
8,518 Duolingo, Inc.* 1,878,900
Diversified Telecommunication Services (0.5%):
218,730 AT&T, Inc. 3,849,648
79,900 Verizon Communications, Inc. 3,352,604
7,202,252
Electric Utilities (0.2%):
4,744 Hawaiian Electric Industries, Inc. 53,465
50,253 NextEra Energy, Inc. 3,211,669
8,592 PG&E Corp. 144,002
7,817 Xcel Energy, Inc. 420,164
3,829,300
Electrical Equipment (0.6%):
21,576 AMETEK, Inc. 3,946,250
7,893 Eaton Corp. plc 2,467,983
27,637 Emerson Electric Co. 3,134,589
9,548,822
Electronic Equipment, Instruments & Components (0.1%):
14,072 Amphenol Corp., Class A 1,623,205
Entertainment (0.8%):
26,853 Electronic Arts, Inc. 3,562,587
5,911 Netflix, Inc.* 3,589,928
12,327 Spotify Technology SA* 3,253,095
18,227 Walt Disney Co. (The) 2,230,256
12,635,866
Financial Services (2.4%):
34,583 Berkshire Hathaway, Inc., Class B* 14,542,843
42,858 Block, Inc.* 3,624,930
19,404 Mastercard, Inc., Class A 9,344,384
69,259 PayPal Holdings, Inc.* 4,639,660
19,374 Visa, Inc., Class A 5,406,896
37,558,713
Food Products (0.2%):
82,131 Kraft Heinz Co. (The) 3,030,634
168 Seaboard Corp. 541,618
3,572,252
Ground Transportation (1.1%):
121,210 CSX Corp. 4,493,255
7,136 Old Dominion Freight Line, Inc. 1,564,996
66,402 Uber Technologies, Inc.* 5,112,290

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
22,179 Union Pacific Corp. $ 5,454,481
16,625,022
Health Care Equipment & Supplies (0.8%):
17,858 Becton Dickinson & Co. 4,418,962
18,515 Edwards Lifesciences Corp.* 1,769,293
4,373 GE HealthCare Technologies, Inc. 397,549
27,989 Hologic, Inc.* 2,182,023
4,305 IDEXX Laboratories, Inc.* 2,324,399
32,328 Lantheus Holdings, Inc.* 2,012,095
13,104,321
Health Care Providers & Services (1.6%):
48,997 Centene Corp.* 3,845,284
6,744 Cigna Group (The) 2,449,353
41,338 CVS Health Corp. 3,297,119
9,905 Elevance Health, Inc. 5,136,139
20,121 UnitedHealth Group, Inc. 9,953,859
24,681,754
Health Care Technology (0.2%):
13,968 Veeva Systems, Inc., Class A* 3,236,246
Hotels, Restaurants & Leisure (0.8%):
231 Booking Holdings, Inc. 838,040
1,628 Chipotle Mexican Grill, Inc.* 4,732,221
74,408 International Game Technology plc 1,680,877
12,779 McDonald's Corp. 3,603,039
22,331 Starbucks Corp. 2,040,830
6,046 Wendy's Co. (The) 113,907
13,008,914
Household Durables (0.3%):
220 NVR, Inc.* 1,781,992
15,541 Toll Brothers, Inc. 2,010,539
492 TopBuild Corp.* 216,839
4,009,370
Household Products (0.5%):
28,254 Colgate-Palmolive Co. 2,544,273
37,557 Procter & Gamble Co. (The) 6,093,623
8,637,896
Industrial Conglomerates (0.3%):
41,485 3M Co. 4,400,314
Insurance (1.0%):
4,025 Allstate Corp. (The) 696,365
3,527 Aon plc, Class A 1,177,030
185 Marsh & McLennan Cos., Inc. 38,106
44,713 MetLife, Inc. 3,313,680
25,047 Progressive Corp. (The) 5,180,221
5,474 Selective Insurance Group, Inc. 597,597
12,771 Travelers Cos., Inc. (The) 2,939,118
27,492 Unum Group 1,475,221
15,417,338
Interactive Media & Services (3.0%):
86,874 Alphabet, Inc., Class A* 13,111,893
95,599 Alphabet, Inc., Class C* 14,555,904
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
39,423 Meta Platforms, Inc., Class A $ 19,143,020
46,810,817
IT Services (0.1%):
306 Accenture plc, Class A 106,063
16,022 Twilio, Inc., Class A* 979,745
3,025 Wix.com, Ltd.* 415,877
1,501,685
Life Sciences Tools & Services (0.1%):
14,773 Agilent Technologies, Inc. 2,149,619
247 Thermo Fisher Scientific, Inc. 143,559
2,293,178
Machinery (0.8%):
5,603 Allison Transmission Holdings, Inc. 454,740
17,395 Caterpillar, Inc. 6,374,050
5,491 Deere & Co. 2,255,373
1,759 Donaldson Co., Inc. 131,362
22,954 PACCAR, Inc. 2,843,771
12,059,296
Media (0.3%):
103,554 Comcast Corp., Class A 4,489,066
Metals & Mining (0.4%):
21,747 Nucor Corp. 4,303,731
17,990 Steel Dynamics, Inc. 2,666,658
6,970,389
Oil, Gas & Consumable Fuels (1.2%):
4,800 Chevron Corp. 757,152
36,331 ConocoPhillips 4,624,210
13,455 Coterra Energy, Inc. 375,125
72,909 Devon Energy Corp. 3,658,574
36,516 EOG Resources, Inc. 4,668,205
28,417 Exxon Mobil Corp. 3,303,192
1,397 Marathon Petroleum Corp. 281,495
743 Pioneer Natural Resources Co. 195,038
4,011 Sanchez Energy Corp.*(a) 327,237
18,190,228
Passenger Airlines (0.1%):
66,871 American Airlines Group, Inc.* 1,026,470
Pharmaceuticals (1.9%):
92,824 Bristol-Myers Squibb Co. 5,033,846
7,426 Eli Lilly & Co. 5,777,131
7,946 Jazz Pharmaceuticals plc* 956,857
28,464 Johnson & Johnson 4,502,720
63,301 Merck & Co., Inc. 8,352,567
204,288 Pfizer, Inc. 5,668,992
30,292,113
Professional Services (0.3%):
2,821 CACI International, Inc., Class A* 1,068,680
51,125 SS&C Technologies Holdings, Inc. 3,290,916
4,359,596

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Residential REITs (0.0%
†
):
2,352 Invitation Homes, Inc. $ 83,755
Semiconductors & Semiconductor Equipment (4.7%):
6,717 Advanced Micro Devices, Inc.* 1,212,351
29,009 Applied Materials, Inc. 5,982,526
8,921 Broadcom, Inc. 11,823,983
27,507 Cirrus Logic, Inc.* 2,546,048
136,577 Intel Corp. 6,032,606
3,640 KLA Corp. 2,542,795
40,210 NVIDIA Corp. 36,332,147
8,653 Qorvo, Inc.* 993,624
36,582 QUALCOMM, Inc. 6,193,333
73,659,413
Software (4.4%):
12,829 Adobe, Inc.* 6,473,513
3,172 Cadence Design Systems, Inc.* 987,380
27,419 DocuSign, Inc.* 1,632,801
25,391 Dropbox, Inc., Class A* 617,001
108,016 Microsoft Corp. 45,444,492
11,242 Pegasystems, Inc. 726,683
13,694 RingCentral, Inc., Class A* 475,730
23,032 Salesforce, Inc. 6,936,778
84,384 Teradata Corp.* 3,263,129
47,929 Zoom Video Communications, Inc., Class A* 3,133,119
69,690,626
Specialized REITs (0.4%):
35,369 Crown Castle, Inc. 3,743,101
9,339 Public Storage 2,708,871
6,451,972
Specialty Retail (0.8%):
22,362 Home Depot, Inc. (The) 8,578,063
16,663 TJX Cos., Inc. (The) 1,689,962
3,391 Ulta Beauty, Inc.* 1,773,086
12,041,111
Technology Hardware, Storage & Peripherals (2.3%):
205,345 Apple, Inc. 35,212,561
8,038 NetApp, Inc. 843,749
36,056,310
Textiles, Apparel & Luxury Goods (0.1%):
43,573 Tapestry, Inc. 2,068,846
Total Common Stocks (Cost $496,342,844) 650,816,644
Contracts
Warrants (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
63 California Resources Corp., 10/27/24* 1,232
2,121 Occidental Petroleum Corp., 8/3/27 91,415
92,647
Total Warrants (Cost $20,366) 92,647
Principal Amount
Asset Backed Securities (0.4%):
$ 585,409 Aaset Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 524,946
Principal Amount Value
Asset Backed Securities, continued
$ 138,939 Aaset Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) $ 85,327
103,183 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 91,664
31,725 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 27,282
178,277 Aaset Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 161,300
1,174,802 Aaset Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 1,011,914
161,438 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 114,217
330,206 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 325,313
879,256 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 767,789
68,571 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 63,925
193,711 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 174,607
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 126,212
102,931 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 97,047
359,073 CF Hippolyta Issuer LLC, Class A1, Series 2021-1A,
1.53%, 3/15/61, Callable 4/15/24 @ 100(b) 323,635
345,920 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 5/20/24 @ 100(b) 330,486
167,005 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 146,721
168,184 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 148,573
544,880 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 481,807
210,650 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 190,968
606,620 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(b) 566,507
182,823 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 157,108
190,852 SAPPHIRE AVIATION FINANCE II, LTD., Class B,
Series 2020-1A, 4.34%, 3/15/40(b) 144,614
184,063 SAPPHIRE AVIATION FINANCE II, LTD., Class A,
Series 2020-1A, 3.23%, 3/15/40(b) 167,503
138,053 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2017-A, 6.21%, 5/17/32, Callable 4/15/24 @ 100(b)
(c) 133,526
244,932 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 200,599
271,250 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 237,149
Total Asset Backed Securities (Cost $7,724,901) 6,800,739

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations (5.7%):
$ 523,000 Aimco CLO 11, Ltd., Class AR, Series 2020-11A,
6.71%(TSFR3M+139bps), 10/17/34, Callable
4/17/24 @ 100(b) $ 522,686
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
6.57%(TSFR3M+125bps), 4/20/34, Callable
4/20/24 @ 100(b) 385,492
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.72%(TSFR3M+140bps), 7/20/34, Callable
4/20/24 @ 100(b) 250,234
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.74%(TSFR3M+142bps), 10/15/34, Callable
4/15/24 @ 100(b) 2,813,110
624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.82%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(b) 624,411
256,000 Ares LIV CLO, Ltd., Class A, Series 2019-54A,
6.90%(TSFR3M+158bps), 10/15/32, Callable
4/15/24 @ 100(b) 256,120
853,000 Ares LV CLO, Ltd., Class A1R, Series 2020-55A,
6.71%(TSFR3M+139bps), 7/15/34, Callable
4/15/24 @ 100(b) 851,614
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
6.65%(TSFR3M+133bps), 4/15/34, Callable
4/15/24 @ 100(b) 657,929
555,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(b) 550,091
177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 159,399
105,000 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 6.88%(TSFR1M+155bps),
1/15/39(b) 103,404
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(b) 96,985
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/15/52, Callable 10/15/29 @ 100 26,292
310,000 Barings CLO, Ltd., Class A, Series 2020-4A,
6.80%(TSFR3M+148bps), 1/20/32, Callable
4/20/24 @ 100(b) 310,135
786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.73%(TSFR3M+141bps), 10/15/36, Callable
4/15/24 @ 100(b) 786,116
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 6.62%(TSFR3M+130bps), 1/17/35, Callable
4/17/24 @ 100(b) 415,290
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 32,561
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.71%(TSFR3M+139bps), 1/15/35, Callable
4/15/24 @ 100(b) 1,135,474
338,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.67%(TSFR1M+134bps), 3/15/41(b) 338,106
1,835,000 BPR Trust, Class A, Series 2022-OANA,
7.22%(TSFR1M+190bps), 4/15/37(b) 1,844,131
488,000 BPR Trust, Class B, Series 2022-OANA,
7.77%(TSFR1M+245bps), 4/15/37(b) 488,630
207,052 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
6.57%(TSFR3M+125bps), 4/15/29, Callable
4/15/24 @ 100(b) 206,327
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 785,000 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(b) $ 785,062
1,842,000 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.69%(TSFR1M+139bps), 3/15/39(b) 1,842,927
315,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.99%(TSFR1M+169bps), 3/15/39(b) 314,803
418,000 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.24%(TSFR1M+194bps), 3/15/39(b) 417,477
338,940 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(b) 334,907
338,940 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(b) 335,526
338,940 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(b) 334,301
1,125,505 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 6.34%(TSFR1M+101bps), 2/15/39(b) 1,119,845
100,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 7.12%(TSFR1M+179bps), 2/15/39(b) 99,877
100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.97%(TSFR1M+264bps), 12/9/40(b) 100,776
525,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(b) 527,867
116,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.52%(TSFR1M+219bps), 12/9/40(b) 116,912
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.27%(TSFR1M+195bps), 4/15/34(b) 118,811
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.97%(TSFR1M+165bps), 4/15/34(b) 112,852
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.67%(TSFR1M+135bps), 4/15/34(b) 171,821
5,017,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.37%(TSFR1M+105bps), 4/15/34(b) 5,012,567
4,413,720 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 6.11%(TSFR1M+78bps),
6/15/38(b) 4,383,597
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(b) 716,876
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(b) 204,975
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
6.13%(TSFR1M+80bps), 10/15/36(b) 2,684,265
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
6.34%(TSFR1M+101bps), 10/15/36(b) 159,663
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.54%(TSFR1M+121bps), 10/15/36(b) 212,283
756,316 BX Trust, Class A, Series 2022-IND A,
6.82%(TSFR1M+149bps), 4/15/24(b) 756,757
385,813 BX Trust, Class B, Series 2022-IND,
7.27%(TSFR1M+194bps), 4/15/24(b) 386,024
155,000 BX Trust, Class C, Series 2024-CNYN,
7.24%(TSFR1M+194bps), 4/15/29(b) 154,806
87,267 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/24(b) 87,315
72,723 BX Trust, Class D, Series 2022-IND,
8.16%(TSFR1M+284bps), 4/15/24(b) 72,820
468,370 BX Trust, Class A, Series 2022-GPA,
7.49%(TSFR1M+217bps), 10/15/39(b) 469,584
186,000 BX Trust, Class B, Series 2024-CNYN,
6.99%(TSFR1M+169bps), 4/15/29(b) 185,767

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,169,000 BX Trust, Class A, Series 2024-CNYN,
6.74%(TSFR1M+144bps), 4/15/29(b) $ 1,169,000
15,807,179 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.68%(TSFR3M+136bps), 7/17/31, Callable
4/17/24 @ 100(b) 15,828,934
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.63%(TSFR3M+131bps), 4/20/34, Callable
4/20/24 @ 100(b) 235,000
643,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.68%(TSFR3M+136bps), 10/20/32, Callable
4/20/24 @ 100(b) 642,274
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.72%(TSFR3M+139bps), 10/25/34,
Callable 4/25/24 @ 100(b) 485,136
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.64%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(b) 939,038
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.75%(TSFR3M+143bps), 10/20/34, Callable
4/20/24 @ 100(b) 788,060
410,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.89%(TSFR3M+157bps), 1/20/34, Callable
4/20/24 @ 100(b) 408,838
310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.78%(TSFR3M+146bps), 4/20/34, Callable
4/20/24 @ 100(b) 308,921
44,291 COMM Mortgage Trust, Class A5, Series 2014-
CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100 44,093
242,397 Credit Suisse Mortgage Capital Certificates, Class
B, Series 2019-ICE4, 6.60%(TSFR1M+128bps),
5/15/36(b) 242,259
3,557,895 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 3,308,824
860,000 CSMC Trust, Class D, Series 2017-PFHP,
7.62%(TSFR1M+230bps), 12/15/30(b) 791,285
527,000 Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A,
6.73%(TSFR3M+141bps), 10/20/34, Callable
4/20/24 @ 100(b) 525,323
250,000 Dryden 78 CLO, Ltd., Class A, Series 2020-78A,
6.76%(TSFR3M+144bps), 4/17/33, Callable
4/17/24 @ 100(b) 250,155
577,000 Dryden 83 CLO, Ltd., Class A, Series 2020-83A,
6.78%(TSFR3M+148bps), 1/18/32, Callable
4/18/24 @ 100(b) 576,577
1,019,000 Dryden 85 CLO, Ltd., Class AR, Series 2020-85A,
6.73%(TSFR3M+141bps), 10/15/35, Callable
4/15/24 @ 100(b) 1,019,029
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
6.71%(TSFR3M+139bps), 2/20/35, Callable
5/20/24 @ 100(b) 670,400
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.65%, 1/15/41(b)(c) 157,523
930,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.73%(TSFR3M+141bps), 1/15/35, Callable
4/15/24 @ 100(b) 926,744
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.83%(TSFR3M+151bps), 1/15/34, Callable
4/15/24 @ 100(b) 249,514
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 363,000 Eaton Vance CLO, Ltd., Class AR, Series 2019-1A,
6.68%(TSFR3M+136bps), 4/15/31, Callable
4/15/24 @ 100(b) $ 363,171
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 6.14%(TSFR1M+82bps), 11/15/36(b) 1,454,460
411,415 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.69%(TSFR1M+236bps), 7/15/38(b) 410,923
205,708 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.14%(TSFR1M+181bps), 7/15/38(b) 205,504
278,848 Extended Stay America Trust, Class B, Series 2021-
ESH, 6.82%(TSFR1M+149bps), 7/15/38(b) 278,692
489,127 Extended Stay America Trust, Class A, Series 2021-
ESH, 6.52%(TSFR1M+119bps), 7/15/38(b) 488,959
508,000 Flatiron CLO 20, Ltd., Class A, Series 2020-1A,
6.88%(TSFR3M+156bps), 11/20/33, Callable
5/20/24 @ 100(b) 508,000
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.68%(TSFR3M+137bps), 7/19/34, Callable
4/19/24 @ 100(b) 250,200
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 6.39%(TSFR1M+106bps), 10/15/36(b) 634,052
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.59%(TSFR1M+126bps), 10/15/36(b) 97,444
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 6.99%(TSFR1M+166bps), 10/15/36(b) 96,264
800,000 INTOWN Mortgage Trust, Class A, Series 2022-
STAY, 7.81%(TSFR1M+249bps), 8/15/37, Callable
8/15/24 @ 100(b) 804,105
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.71%(TSFR3M+139bps), 10/22/34, Callable
4/22/24 @ 100(b) 554,230
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 34,589
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 51,712
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
6.62%(TSFR1M+130bps), 5/15/39, Callable
5/15/24 @ 100(b) 1,407,544
98,297 Life Mortgage Trust, Class B, Series 2021-BMR,
6.32%(TSFR1M+99bps), 3/15/38(b) 97,009
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.54%(TSFR1M+121bps), 3/15/38(b) 96,976
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.84%(TSFR1M+151bps), 3/15/38(b) 96,944
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.19%(TSFR1M+186bps), 3/15/38(b) 96,038
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(b) 408,789
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.42%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(b) 471,853
280,147 Life Mortgage Trust, Class A, Series 2021-BMR,
6.14%(TSFR1M+81bps), 3/15/38(b) 276,987
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
7.12%(TSFR1M+179bps), 5/15/39, Callable
5/15/24 @ 100(b) 844,376

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.71%(TSFR3M+140bps), 4/19/34, Callable
4/19/24 @ 100(b) $ 320,319
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.68%(TSFR3M+136bps), 1/22/35,
Callable 4/22/24 @ 100(b) 910,453
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 6.92%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 380,163
250,000 Madison Park Funding XLV, Ltd., Class AR, Series
2020-45A, 6.70%(TSFR3M+138bps), 7/15/34,
Callable 4/15/24 @ 100(b) 249,473
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
6.60%(TSFR3M+128bps), 4/20/34, Callable
4/20/24 @ 100(b) 250,240
680,000 Magnetite XXIX, Ltd., Class A, Series 2021-29A,
6.57%(TSFR3M+125bps), 1/15/34, Callable
4/15/24 @ 100(b) 680,544
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.72%(TSFR3M+140bps), 10/20/34, Callable
4/20/24 @ 100(b) 249,595
968,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.72%(TSFR3M+139bps), 10/25/34, Callable
4/25/24 @ 100(b) 965,002
218,108 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 6.24%(TSFR1M+92bps), 4/15/38(b) 217,028
262,286 Milos CLO, Ltd., Class AR, Series 2017-1A,
6.65%(TSFR3M+133bps), 10/20/30, Callable
4/20/24 @ 100(b) 262,475
196,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.62%(TSFR1M+130bps), 6/15/35(b) 153,656
471,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.87%(TSFR1M+155bps), 6/15/35(b) 309,634
385,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 366,015
56,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b) 52,659
53,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 48,333
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 127,066
267,921 OPEN Trust, Class B, Series 2023-AIR,
9.16%(TSFR1M+384bps), 10/15/28(b) 269,574
444,941 OPEN Trust, Class A, Series 2023-AIR,
8.41%(TSFR1M+309bps), 10/15/28(b) 449,355
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.71%(TSFR3M+139bps), 10/20/34, Callable
4/20/24 @ 100(b) 326,308
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.70%(TSFR3M+138bps), 4/20/34, Callable
4/20/24 @ 100(b) 333,294
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 123,650
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 240,899
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 226,777 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(b) $ 224,965
554,980 SREIT Trust, Class B, Series 2021-MFP,
6.52%(TSFR1M+119bps), 11/15/38(b) 551,220
969,302 SREIT Trust, Class A, Series 2021-MFP,
6.17%(TSFR1M+85bps), 11/15/38(b) 962,251
344,471 SREIT Trust, Class C, Series 2021-MFP,
6.77%(TSFR1M+144bps), 11/15/38(b) 341,885
370,560 Symphony CLO XIX, Ltd., Class A, Series 2018-19A,
6.54%(TSFR3M+122bps), 4/16/31, Callable
4/16/24 @ 100(b) 370,865
500,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.66%(TSFR3M+134bps), 4/20/33, Callable
4/20/24 @ 100(b) 499,190
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 6.64%(TSFR3M+132bps), 4/23/35, Callable
4/23/24 @ 100(b) 1,049,820
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 231,165
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,099
551,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.73%(TSFR3M+142bps), 7/19/34, Callable
4/19/24 @ 100(b) 551,198
564,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.73%(TSFR3M+141bps), 7/16/34, Callable
4/16/24 @ 100(b) 563,648
335,000 Voya CLO, Ltd., Class A, Series 2019-2A,
6.85%(TSFR3M+153bps), 7/20/32(b) 335,000
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.73%(TSFR3M+141bps), 10/20/34, Callable
4/20/24 @ 100(b) 1,072,284
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 149,845
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 6.64%(TSFR1M+131bps),
5/15/31(b) 181,439
Total Collateralized Mortgage Obligations (Cost $89,929,347) 89,057,957
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) 10,576
Financial Services (0.0%
†
):
181,000 Global Payments, Inc., 1.50%, 3/1/31(b) 191,013
Independent Power and Renewable Electricity Producers
(0.0%
†
):
69,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 35,911
Media (0.1%):
846,000 DISH Network Corp., 3.38%, 8/15/26 529,423
Real Estate Management & Development (0.0%
†
):
262,000 Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%,
6/15/26 208,025
Semiconductors & Semiconductor Equipment (0.0%
†
):
336,000 Wolfspeed, Inc., 1.88%, 12/1/29 188,568
Total Convertible Bonds (Cost $1,423,035) 1,163,516

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans (0.1%):
Construction & Engineering (0.0%
†
):
$ 35,000 Convergint Tech Term 2Ln, 12.07% (Term
SOFR+675bps ), 3/31/29(b) $ 32,583
4,875 Convergint Tech Term B 1Ln, 9.07% (Term
SOFR+375bps ), 3/31/28(b) 4,864
37,447
Consumer Discretionary Products (0.0%
†
):
74,617 Tory Burch Term B 1Ln, 8.57% (Term
SOFR+325bps ), 4/16/28(b) 74,431
Distributors (0.0%
†
):
248,723 US LBM Term B 1Ln, 9.07% (Term
SOFR+375bps ), 12/18/27(b) 248,134
Diversified Consumer Services (0.0%
†
):
15,000 Ascend Learning Term 2Ln, 11.07% (Term
SOFR+575bps ), 12/10/29(b) 14,733
161,700 Ascend Learning Term B 1Ln, 8.82% (Term
SOFR+350bps ), 12/10/28(b) 160,629
175,362
Electrical Equipment (0.0%
†
):
118,500 Westinghouse Term B 1Ln, 8.07% (Term
SOFR+275bps ), 1/20/31(b) 118,328
Health Care Providers & Services (0.0%
†
):
247,475 Cano Health Term B 1Ln, 9.32% (Term
SOFR+400bps ), 11/23/27(b) 68,880
25,673 Cano Health Term DIP 1Ln Super Priority, 5.32%
(Term SOFR+0bps ), 10/7/24(b) 26,187
39,353 Cano Health Term DIP DD 1Ln Super Priority,
5.32% (Term SOFR+0bps ), 10/7/24(b)(d) 40,140
135,207
Hotels, Restaurants & Leisure (0.0%
†
):
245,000 City Football Group Term B 1Ln, 8.32% (Term
SOFR+300bps ), 7/21/28(b) 244,542
Industrial Services (0.0%
†
):
64,838 Brandsafway Term B 1Ln, 10.82% (Term
SOFR+550bps ), 8/1/30(b) 65,057
Media (0.0%
†
):
44,325 Authentic Brands Term B1 1Ln, 8.82% (Term
SOFR+350bps ), 12/21/28(b) 44,466
172,368 Diamond Sports Group Term 2Ln, 5.32% (Term
SOFR+0bps ), 8/24/26(b)(d) 4,633
56,621 Diamond Sports Term Super Priority DIP, 15.32%,
8/2/27(b) 92,221
141,320
Metals & Mining (0.0%
†
):
145,000 American Rock Salt Term 1Ln, 9.32% (Term
SOFR+400bps ), 6/4/28(b) 125,727
Software (0.1%):
5,000 Applied Systems Term 2Ln, 5.32% (Term
SOFR+0bps ), 2/23/32(b) 5,169
327,355 Finastra Term 1Ln, 12.57% (Term SOFR+725bps ),
9/13/29(b) 327,355
7,645 Finastra Term CAN 1Ln, 12.57% (Term
SOFR+725bps ), 9/13/29 7,645
3,385 Ion Analytics Term 1Ln, 9.32% (Term
SOFR+400bps ), 2/16/28(b) 3,378
343,547
Principal Amount Value
Bank Loans, continued
Software & Computer Services (0.0%
†
):
$ 219,483 UKG Term 2Ln, 10.57% (Term SOFR+525bps ),
5/3/27(b) $ 221,037
Software & Tech Services (0.0%
†
):
109,764 Athenahealth Term B 1Ln, 8.57% (Term
SOFR+325bps ), 2/15/29(b) 108,581
Total Bank Loans (Cost $2,248,897) 2,038,720
Corporate Bonds (17.6%):
Aerospace & Defense (0.4%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,123,539
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 139,567
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,050,308
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 94,391
1,150,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 1,077,691
310,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
5/6/24 @ 102.06(b) 288,300
310,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 318,525
145,000 Moog, Inc., 4.25%, 12/15/27, Callable 5/6/24 @
102.13(b) 136,300
90,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 100,688
35,000 TransDigm, Inc., 7.50%, 3/15/27, Callable 5/6/24
@ 100 35,000
855,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/6/24
@ 101.38 833,625
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 400,000
300,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 309,375
5,907,309
Air Freight & Logistics (0.1%):
255,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 4/22/24 @ 101.19^(b) 230,456
245,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 243,775
485,000 Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc., 10.75%, 7/1/25, Callable
5/6/24 @ 102.69(b) 485,970
960,201
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 107,500
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 32,112
90,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 90,900
230,512
Automobiles (0.0%
†
):
55,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/6/24 @ 102.44(b) 50,325
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 78,187

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Automobiles, continued
$ 165,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(b) $ 147,263
275,775
Banks (2.2%):
151,000 Bank of America Corp., 4.45%, 3/3/26 148,777
1,300,000 Bank of America Corp., 3.42% (TSFR3M+130 bps),
12/20/28, Callable 12/20/27 @ 100 1,218,826
980,000 Bank of America Corp., 2.30% (SOFR+122 bps),
7/21/32, Callable 7/21/31 @ 100 802,876
6,359,000 Bank of America Corp., 5.01% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 6,231,699
2,455,000 Citigroup, Inc., 3.35% (TSFR3M+116 bps),
4/24/25, Callable 4/24/24 @ 100 2,449,066
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,071,888
1,156,000 Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31,
Callable 3/31/30 @ 100 1,096,650
2,635,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 2,522,267
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 168,959
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M+379
bps), 3/24/31, Callable 3/24/30 @ 100 2,407,740
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M+252
bps), 5/13/31, Callable 5/13/30 @ 100 158,197
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 5,565,414
937,000 JPMorgan Chase & Co., 4.91% (SOFR+208 bps),
7/25/33, Callable 7/25/32 @ 100 915,418
724,000 Santander Holdings USA, Inc., 6.50% (SOFR+236
bps), 3/9/29, Callable 3/9/28 @ 100 741,930
3,705,000 Wells Fargo & Co., 2.41% (TSFR3M+109 bps),
10/30/25, Callable 10/30/24 @ 100, MTN 3,634,677
1,099,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 1,047,095
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M+403 bps),
4/4/31, Callable 4/4/30 @ 100, MTN 2,525,063
272,000 Wells Fargo & Co., 5.50% (SOFR+178 bps),
1/23/35, Callable 1/23/34 @ 100 272,120
1,528,000 Wells Fargo & Co., 5.01% (TSFR3M+450 bps),
4/4/51, Callable 4/4/50 @ 100, MTN 1,439,674
185,000 Wells Fargo & Co., 7.63% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100^ 197,950
175,000 Western Alliance Bancorp, 3.00% (TSFR3M+225
bps), 6/15/31, Callable 6/15/26 @ 100 151,255
34,767,541
Beverages (0.2%):
2,400,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35
@ 100 2,328,535
285,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
5/6/24 @ 103.13(b) 258,638
2,587,173
Biotechnology (0.1%):
411,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 413,147
375,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 380,418
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 427,667
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 409,353
200,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 204,094
Principal Amount Value
Corporate Bonds, continued
Biotechnology, continued
$ 365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 $ 372,040
175,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 5/6/24 @ 101.94(b) 81,375
2,288,094
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @
100^ 19,500
Building Products (0.1%):
795,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 4/22/24 @ 101.25(b) 770,156
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 107,400
87,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 91,500
91,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 100,199
70,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 5/6/24 @ 103.94(b) 70,963
1,140,218
Capital Markets (1.0%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,618,884
105,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y+497 bps), Callable 6/1/25 @ 100 103,425
250,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308 bps), 12/31/99, Callable 12/1/30
@ 100 209,688
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,698,204
1,263,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100 1,035,752
3,062,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 2,607,562
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 139,713
2,534,000 Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31,
Callable 4/1/30 @ 100 2,312,407
2,236,000 Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33,
Callable 7/20/32 @ 100 2,166,946
1,700,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 1,815,646
497,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 490,894
145,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 146,994
16,346,115
Chemicals (0.4%):
180,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 181,575
399,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 413,750
405,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 425,265
236,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 251,021
15,000 CF Industries, Inc., 4.95%, 6/1/43 13,406

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 510,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 $ 487,050
915,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
4/15/24 @ 102.88(b) 844,088
368,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
5/6/24 @ 102.31(b) 313,260
555,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(b) 529,331
55,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 59,056
650,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(b) 588,250
480,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/6/24 @ 102.44(b) 447,000
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/6/24 @ 103.31(b) 64,662
135,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 115,088
330,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/6/24 @
102.31(b) 294,525
450,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
5/6/24 @ 102.44(b) 426,937
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(b) 111,719
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 40,400
5,606,383
Commercial Services & Supplies (0.2%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100^(b) 113,906
602,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 546,315
430,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
5/6/24 @ 101.67(b) 413,875
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 55,275
240,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 250,800
41,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
4/15/24 @ 102^ 41,718
85,000 GEO Group, Inc. (The), 9.50%, 12/31/28, Callable
4/15/24 @ 102(b) 85,850
25,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26, Callable
5/6/24 @ 101.25(b) 24,812
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
4/15/24 @ 103.44(b) 22,812
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
4/15/24 @ 103.63^(b) 40,219
405,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 398,925
165,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 133,658
270,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 4/22/24
@ 101.94(b) 244,350
200,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
5/15/24 @ 103.44(b) 188,500
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 190,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(b) $ 180,500
2,741,515
Communications Equipment (0.0%
†
):
250,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(b) 214,375
Construction & Engineering (0.2%):
300,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 294,000
350,000 APX Group, Inc., 6.75%, 2/15/27, Callable 5/6/24
@ 101.69(b) 350,438
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 5/6/24 @
102.19(b) 23,000
480,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 492,000
270,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
5/6/24 @ 102.25(b) 252,450
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(b) 49,775
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(b) 22,219
785,000 Pike Corp., 5.50%, 9/1/28, Callable 5/6/24 @
102.75(b) 749,675
135,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 143,437
190,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 188,100
200,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
5/6/24 @ 102.75(b) 191,250
2,756,344
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13^(b) 86,000
210,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 223,650
90,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 93,263
402,913
Consumer Finance (1.1%):
100,000 Ally Financial, Inc., 5.13%, 9/30/24 99,514
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 223,179
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 1,490,561
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ 1,043,794
590,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y+387
bps), 12/31/99, Callable 5/15/26 @ 100 511,020
577,000 Capital One Financial Corp., 2.64% (SOFR+129
bps), 3/3/26, Callable 3/3/25 @ 100 560,373
740,000 Capital One Financial Corp., 4.98% (SOFR+216
bps), 7/24/26, Callable 7/24/25 @ 100 734,604
2,665,000 Capital One Financial Corp., 3.65%, 5/11/27,
Callable 4/11/27 @ 100 2,542,863
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 325,255

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 738,000 Capital One Financial Corp., 3.27% (SOFR+179
bps), 3/1/30, Callable 3/1/29 @ 100 $ 664,996
1,100,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 1,081,505
250,000 Discover Bank, 5.97% (USISOA05+173 bps),
8/9/28 248,604
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,219,119
174,000 Discover Financial Services, 6.70%, 11/29/32,
Callable 8/29/32 @ 100 183,579
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(b) 204,250
295,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
5/6/24 @ 101.75 272,875
155,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
9/15/24 @ 101.94 137,950
430,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 366,575
797,000 Synchrony Financial, 4.25%, 8/15/24, Callable
5/15/24 @ 100 791,808
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,357,639
17,060,063
Consumer Staples Distribution & Retail (0.4%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/6/24
@ 102.31(b) 24,156
210,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(b) 212,100
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 5/6/24
@ 101.75(b) 44,688
605,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66^(b) 573,237
240,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 5/6/24 @ 102.5(b) 191,400
135,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 136,181
1,380,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,273,050
475,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100 466,687
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @
102.75 177,075
1,375,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,113,750
975,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 956,719
180,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 182,475
445,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 5/6/24 @ 100(b) 444,444
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(b) $ 63,875
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 96,908
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 5/6/24 @ 103.38(b) 37,350
660,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 611,325
120,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 124,650
6,730,070
Containers & Packaging (0.2%):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 6/15/24 @ 103^(b) 194,500
150,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(b) 120,562
570,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 4/15/24 @ 101.03(b) 517,275
190,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 161,263
570,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 567,862
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 57,850
195,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(b) 198,169
180,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(b) 183,375
330,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 316,800
135,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06^(b) 135,338
2,452,994
Distributors (0.0%
†
):
145,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
5/6/24 @ 103.13(b) 135,756
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 75,094
210,850
Diversified Consumer Services (0.0%
†
):
110,000 Sotheby's, 7.38%, 10/15/27, Callable 4/15/24 @
101.84^(b) 102,162
150,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 154,875
257,037
Diversified REITs (0.4%):
430,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 367,650
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 135,731
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 90,530
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,025,753
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 124,777

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 $ 323,799
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,379,261
400,000 WP Carey, Inc., 4.60%, 4/1/24 399,880
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,925,942
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 61,561
6,834,884
Diversified Telecommunication Services (0.5%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 132,545
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 378,260
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 864,845
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
4/15/24 @ 101.94(b) 17,900
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
4/15/24 @ 102.81(b) 12,562
300,000 Cogent Communications Group, Inc., 7.00%,
6/15/27, Callable 6/15/24 @ 103.5(b) 298,500
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 4/15/24 @ 103.75(b) 20,812
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,093,531
392,000 Discovery Communications LLC, 4.65%, 5/15/50,
Callable 11/15/49 @ 100 304,338
640,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 5/6/24 @ 102.94(b) 617,600
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 4,651
145,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 147,900
90,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 4.75%, 4/30/27(b) 92,025
15,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28(b) 15,431
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 178,475
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 259,795
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 495,585
180,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 168,507
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 670,729
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 335,247
576,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 478,407
55,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
5/6/24 @ 100(b) 45,237
185,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
5/6/24 @ 101.53(b) 129,500
7,762,382
Principal Amount Value
Corporate Bonds, continued
Electric Utilities (0.5%):
$ 10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 5/6/24 @
102.13(b) $ 9,400
941,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 5/6/24 @
101.69(b) 923,356
155,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(b) 143,763
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 143,460
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 44,705
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 478,814
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 161,832
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,012,407
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 184,826
136,000 IPALCO Enterprises, Inc., 3.70%, 9/1/24 135,864
17,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(b) 16,405
230,000 NextEra Energy Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 234,600
430,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/22/24
@ 101.92 425,700
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 4/15/24
@ 101.69(b) 17,750
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 34,500
36,042 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(b) 35,681
1,370,000 PG&E Corp., 5.00%, 7/1/28, Callable 4/15/24 @
102.5 1,322,050
311,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @
102.63 295,796
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 127,360
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 646,059
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 14,250
47,159 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 47,100
605,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/15/24 @ 101.25(b) 585,337
230,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 240,350
7,281,365
Electrical Equipment (0.1%):
725,000 TK Elevator US Newco, Inc., 5.25%, 7/15/27,
Callable 5/6/24 @ 102.63(b) 697,812
310,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 288,300
986,112

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.0%
†
):
$ 565,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) $ 530,394
Energy Equipment & Services (0.0%
†
):
180,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 183,150
Entertainment (0.0%
†
):
310,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(b) 272,025
Financial Services (1.2%):
295,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/6/24 @ 102.5(b) 266,975
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 78,844
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,259,402
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 576,302
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 2,025,864
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 902,976
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 37,400
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 34,700
200,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 208,750
360,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38(b) 376,200
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(b) 101,100
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 236,870
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 787,505
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 315,651
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 361,368
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 76,958
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 220,147
295,000 Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable
6/17/27 @ 100 280,184
550,000 Ford Motor Credit Co LLC, 4.00%, 11/13/30,
Callable 8/13/30 @ 100 488,911
968,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 958,326
55,000 Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable
5/16/25 @ 100 54,505
400,000 Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable
12/10/28 @ 100 351,204
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 57,200
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 47,000
140,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100^(b) 145,775
640,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/6/24 @ 103.38(b) 600,000
505,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 472,806
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 240,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) $ 246,000
1,400,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 1,295,000
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 357,547
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 75,820
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100^ 385,728
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25^(b) 64,662
95,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 97,019
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24
@ 102.38(b) 36,200
570,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
5/6/24 @ 102.13 273,600
15,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
4/15/24 @ 101.81 6,525
845,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 5/6/24 @ 100.88^ 776,344
335,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/6/24 @ 101.67^ 280,144
360,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 246,150
2,296,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 2,173,221
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 184,257
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 223,652
355,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) 263,587
18,308,379
Food Products (0.1%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 120,890
650,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 585,813
45,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
4/22/24 @ 101.88(b) 44,156
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 61,755
335,000 Post Holdings, Inc., 6.25%, 2/15/32, Callable
2/15/27 @ 103.13(b) 335,837
1,148,451
Ground Transportation (0.1%):
1,050,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(b) 996,188
230,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 236,325
1,232,513
Health Care Equipment & Supplies (0.1%):
600,000 Hologic, Inc., 4.63%, 2/1/28, Callable 5/6/24 @
101.54(b) 576,000

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$ 600,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(b) $ 545,250
1,121,250
Health Care Providers & Services (0.8%):
495,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(b) 443,025
140,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(b) 127,400
35,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(b)(d) 4
55,000 Catalent Pharma Solutions, Inc., 3.13%, 2/15/29,
Callable 5/6/24 @ 101.56(b) 52,525
115,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(b) 110,113
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 4/22/24
@ 101.42 1,303,575
1,485,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,314,225
410,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 388,987
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 216,825
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 500,200
255,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 4/22/24 @ 102.81(b) 234,600
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 4/22/24 @ 103(b) 221,850
385,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 277,200
285,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(b) 231,563
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 34,594
585,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 602,550
299,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 5/6/24 @ 100^(b) 297,505
185,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 187,312
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 342,549
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 140,841
495,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 441,787
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 540,007
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 513,689
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 460,275
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 87,345
50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(b) 46,063
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 295,709
400,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 5/6/24 @
100.83(b) 390,000
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 350,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) $ 374,062
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 120,600
55,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(b) 39,875
150,000 ModivCare, Inc., 5.88%, 11/15/25, Callable 5/6/24
@ 101.47(b) 146,063
40,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 35,400
470,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 407,725
315,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 5/6/24 @ 102.06(b) 292,950
25,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
5/6/24 @ 102.25^(b) 22,812
94,122 Radiology Partners, Inc., 8.50%, 1/31/29, Callable
5/6/24 @ 100^(b) 86,592
127,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 4/25/24 @ 100(b) 127,000
175,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 176,531
590,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
4/22/24 @ 100 588,525
510,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/6/24 @ 103.06 508,088
295,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
6/1/24 @ 102.13 273,244
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 129,150
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 109,541
85,000 Toledo Hospital (The), 6.02%, 11/15/48 70,444
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
5/6/24 @ 102.66(b) 22,137
13,333,057
Health Care REITs (0.3%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 41,681
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 62,923
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 54,853
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25,
Callable 10/15/24 @ 100 99,423
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,234,960
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,213,177
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 113,505
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,007,620
4,828,142
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(b) 23,062

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Technology, continued
$ 625,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(b) $ 578,125
601,187
Hotel & Resort REITs (0.0%
†
):
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 36,850
540,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 513,000
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 36,900
586,750
Hotels, Restaurants & Leisure (0.4%):
15,000 Affinity Interactive, 6.88%, 12/15/27, Callable
5/6/24 @ 103.44(b) 14,025
500,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(b) 458,750
550,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
4/15/24 @ 104.06(b) 562,375
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31^(b) 131,769
345,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 348,450
125,000 Carrols Restaurant Group, Inc., 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 126,250
460,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(b) 443,900
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
5/6/24 @ 100(b) 27,150
275,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25
@ 102.31(b) 250,938
160,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 143,600
530,000 Golden Entertainment, Inc., 7.63%, 4/15/26,
Callable 4/15/24 @ 100(b) 530,000
120,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 120,000
500,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(b) 446,875
40,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5^(b) 37,200
240,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(b) 240,600
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 72,375
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 5/6/24 @
101.44(b) 44,662
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25^(b) 36,450
510,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
5/6/24 @ 101.13(b) 479,400
390,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(b) 380,737
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 108,675
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 700,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 $ 619,500
5,623,681
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 63,700
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 95,950
150,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 134,250
120,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 119,100
90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 94,950
290,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 254,837
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 109,850
265,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 233,200
1,105,837
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 48,262
Independent Power and Renewable Electricity Producers
(0.2%):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 1,410,927
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,284,920
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 178,637
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/15/24 @ 102.38(b) 28,275
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(b) 107,188
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 5/6/24
@ 103.38(b) 32,637
85,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/6/24 @ 102.94^(b) 66,300
120,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100^(b) 92,700
3,201,584
Industrial Conglomerates (0.0%
†
):
490,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 530,425
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 77,719
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(b) 31,937
640,081
Industrial REITs (0.0%
†
):
735,000 LXP Industrial Trust, 4.40%, 6/15/24, Callable
5/6/24 @ 100 730,087

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Insurance (0.4%):
$ 585,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 8/1/24 @ 103(b) $ 534,544
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(b) 64,925
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
5/6/24 @ 102.81(b) 36,800
190,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 186,675
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/6/24 @ 102.94(b) 64,662
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 2,420,804
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 407,746
500,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 490,036
185,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(b) 171,356
180,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 182,025
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 212,980
1,000,000 Unum Group, 5.75%, 8/15/42 972,633
5,745,186
IT Services (0.0%
†
):
500,000 Gartner, Inc., 4.50%, 7/1/28, Callable 5/6/24 @
102.25(b) 475,000
45,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(b) 40,106
35,000 Twilio, Inc., 3.63%, 3/15/29, Callable 4/15/24 @
101.81 31,325
35,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 30,538
576,969
Leisure Products (0.0%
†
):
120,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 119,400
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 113,575
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 5/6/24 @
102.94(b) 5,012
170,000 Mattel, Inc., 6.20%, 10/1/40 169,575
407,562
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/22/24 @ 102.13(b) 14,062
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/6/24 @ 101.88(b) 27,300
41,362
Machinery (0.1%):
220,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 221,100
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
5/6/24 @ 102.31(b) 35,406
110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(b) 81,675
170,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(b) 154,275
230,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06^(b) 211,600
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 650,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(b) $ 594,750
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(b) 40,613
1,339,419
Media (0.8%):
300,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 4/15/24 @ 103.25(b) 282,000
255,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 5/6/24 @ 105.25(b) 117,300
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 5/6/24
@ 102.13(b) 21,813
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 5/6/24
@ 103.06(b) 8,350
880,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b) 739,200
390,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 312,000
240,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 248,700
1,500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 1,482,223
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 720,083
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,010,505
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 639,535
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 833,531
345,000 Clear Channel Outdoor Holdings, Inc., 5.13%,
8/15/27, Callable 5/6/24 @ 101.28(b) 324,731
120,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 119,700
435,000 CMG Media Corp., 8.88%, 12/15/27, Callable
4/15/24 @ 102.22(b) 289,275
635,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 450,850
185,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 92,963
680,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 4/22/24 @ 101.34(b)
(d) 19,550
790,000 DISH Network Corp., 11.75%, 11/15/27, Callable
5/15/25 @ 105.88(b) 806,787
93,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 88,269
140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38^(b) 91,875
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(b) 22,156
190,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 161,500

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 350,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 5/6/24 @
101.19(b) $ 340,375
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,525,766
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 281,336
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 57,258
435,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 4/15/24 @ 103.31(b) 424,669
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 183,375
245,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 5/6/24 @ 102.25(b) 218,663
11,914,338
Metals & Mining (0.1%):
400,000 ATI, Inc., 5.88%, 12/1/27, Callable 5/6/24 @ 101.47 394,000
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 56,250
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 41,625
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 5/6/24
@ 102.31(b) 41,906
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 40,613
120,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 121,650
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 54,975
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 54,000
200,000 Kaiser Aluminum Corp., 4.63%, 3/1/28, Callable
5/6/24 @ 101.16(b) 186,500
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 107,031
200,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 203,250
1,301,800
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 72,750
45,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 44,325
117,075
Multi-Utilities (0.1%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 992,464
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 942,836
1,935,300
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 341,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 65,211
406,211
Oil, Gas & Consumable Fuels (2.0%):
45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 38,644
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 10,000 Apache Corp., 7.38%, 8/15/47 $ 10,025
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 93,575
300,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
5/6/24 @ 103.19(b) 300,375
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 130,937
50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 44,500
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
5/6/24 @ 104.5(b) 19,550
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 116,646
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 320,134
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 98,700
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 179,870
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 108,704
305,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/22/24 @ 103.38(b) 290,894
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
1/15/25 @ 102.94^(b) 22,594
485,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 481,969
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 256,875
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/22/24
@ 101.92(b) 18,700
350,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 355,250
230,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 229,540
2,905,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,929,692
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 318,994
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b) 24,188
335,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 341,281
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
4/15/24 @ 101.75 25,985
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(b) 36,600
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 961,108
300,000 Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28, Callable 5/6/24 @ 101.92(b) 302,250
65,000 Energy Transfer LP, 4.50%, 4/15/24 64,963
124,000 Energy Transfer LP, 3.90%, 5/15/24, Callable 5/6/24
@ 100 123,713
42,000 Energy Transfer LP, 5.75%, 4/1/25, Callable 5/6/24
@ 100 41,947

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 $ 2,208,143
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 106,158
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 100,316
140,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 146,650
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 126,625
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 82,393
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 74,676
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,670,364
400,000 Energy Transfer LP, Series A, 9.60% (TSFR3M+429
bps), 12/31/99, Callable 4/22/24 @ 100 397,500
350,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 346,500
400,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 6/1/24 @ 103.75(b) 410,000
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(b) 50,437
45,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 42,075
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 29,377
255,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 5/6/24 @ 104 256,912
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 636,155
71,000 Hess Corp., 7.30%, 8/15/31 79,675
50,000 Hess Corp., 7.13%, 3/15/33 56,170
2,002,000 Hess Corp., 5.60%, 2/15/41 2,037,251
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,199,590
405,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 5/6/24 @ 100(b) 399,938
80,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(b) 73,200
230,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 233,450
125,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 122,344
205,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 205,769
278,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
159,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 158,149
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 699,480
251,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 4/22/24
@ 101.96 249,118
208,000 New Fortress Energy, Inc., 6.75%, 9/15/25, Callable
4/25/24 @ 101.69(b) 206,700
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
5/6/24 @ 101.63(b) 240,313
360,000 New Fortress Energy, Inc., 8.75%, 3/15/29, Callable
3/15/26 @ 104.38(b) 360,000
180,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 184,050
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 406,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 $ 406,508
310,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 280,163
255,000 Occidental Petroleum Corp., 8.88%, 7/15/30,
Callable 1/15/30 @ 100 296,756
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 866,638
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 18,080
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 83,070
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 440,053
295,000 Occidental Petroleum Corp., 4.40%, 4/15/46,
Callable 10/15/45 @ 100 239,688
430,000 Occidental Petroleum Corp., 4.10%, 2/15/47,
Callable 8/15/46 @ 100 309,600
280,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/6/24 @ 101.5 275,100
20,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/6/24
@ 101.44 19,975
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 63,862
265,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 273,612
95,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 97,731
270,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 267,975
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 321,600
229,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 237,015
10,000 SM Energy Co., 5.63%, 6/1/25, Callable 5/6/24
@ 100 9,925
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 5/6/24
@ 101.13 49,812
300,000 SM Energy Co., 6.50%, 7/15/28, Callable 7/15/24
@ 103.25 300,000
130,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 119,275
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 5/6/24 @ 101 4,963
242,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/6/24 @ 101.96 238,370
430,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 5/15/24 @ 102.25 396,675
350,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 331,625
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 52,813
25,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 24,875
445,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 424,975

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 $ 40,388
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 38,913
600,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 537,750
1,000,000 Western Midstream Operating LP, 3.10%, 2/1/25,
Callable 1/1/25 @ 100 977,500
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 3/1/25 @ 100 39,200
137,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 134,260
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 962,500
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 64,020
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 726,130
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 162,964
31,612,040
Paper & Forest Products (0.0%
†
):
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
4/15/24 @ 102.56 39,262
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 81,100
195,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 205,481
286,581
Personal Care Products (0.0%
†
):
125,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 128,750
Pharmaceuticals (0.2%):
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 974,846
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 76,855
40,000 Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @
100 38,043
1,406,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 1,192,592
90,000 Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39
@ 100 66,202
2,348,538
Professional Services (0.0%
†
):
140,000 ASGN, Inc., 4.63%, 5/15/28, Callable 5/6/24 @
102.31(b) 131,950
335,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/6/24 @
102.25^(b) 299,825
120,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56^(b) 123,150
554,925
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 326,521
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63(b) $ 97,980
1,265,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,133,010
1,039,000 Brandywine Operating Partnership LP, 4.10%,
10/1/24, Callable 7/1/24 @ 100 1,027,311
719,000 Brandywine Operating Partnership LP, 8.05%,
3/15/28, Callable 2/15/28 @ 100 726,256
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 53,165
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 173,891
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 63,828
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 56,962
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 76,408
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100^ 500,947
175,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 139,125
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 279,106
7,000 Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%,
1/15/29, Callable 4/22/24 @ 102.88(b) 4,952
60,000 VICI Properties LP/VICI Note Co., Inc., 3.50%,
2/15/25, Callable 4/15/24 @ 100(b) 58,650
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 24,625
335,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 4/15/24 @ 101.06(b) 321,181
5,063,918
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 555,667
355,000 Brixmor Operating Partnership LP, 3.85%, 2/1/25,
Callable 11/1/24 @ 100 349,057
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,352
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,059,834
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 476,295
93,000 VICI Properties LP, 4.38%, 5/15/25 91,489
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 710,897
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,044,130
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 237,484
5,539,205
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 57,922
4,456,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 3,754,835

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) $ 458,081
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 1,267,975
310,000 Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/24 @
101.09(b) 291,400
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/6/24 @ 101.94(b) 45,812
285,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 266,119
6,142,144
Software (0.3%):
465,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 424,312
600,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
4/15/24 @ 101.81(b) 567,000
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(b) 13,969
35,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
5/6/24 @ 101.78(b) 35,000
770,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 728,612
150,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/22/24
@ 101(b) 140,250
205,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 193,213
400,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 360,730
2,340,000 Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30
@ 100 2,030,750
400,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
5/6/24 @ 101.38(b) 390,000
150,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 152,250
165,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 5/6/24 @ 100(b) 150,975
5,187,061
Specialized REITs (0.0%
†
):
297,000 SBA Tower Trust, 2.84%, 1/15/25, Callable 5/6/24
@ 100(b) 290,061
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25
@ 100(b) 90,096
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 65,127
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 97,763
543,047
Specialty Retail (0.3%):
55,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(b) 41,525
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 73,600
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(b) 76,713
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
5/6/24 @ 102.44(b) 29,575
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 30,719
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 $ 48,011
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,162,909
565,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 575,594
150,000 Carvana Co., 5.88%, 10/1/28, Callable 4/15/24 @
104.41(b) 100,500
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(b) 275,200
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 101,250
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102^(b) 54,437
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(b) 105,625
80,000 Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27
@ 100 76,391
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 927,356
155,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
4/15/24 @ 102.63^(b) 131,750
240,000 Staples, Inc., 7.50%, 4/15/26, Callable 5/6/24 @
100(b) 234,300
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
5/6/24 @ 103.19(b) 14,475
25,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(b) 24,969
350,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 300,125
85,000 Victoria's Secret & Co., 4.63%, 7/15/29, Callable
7/15/24 @ 102.31^(b) 69,487
4,454,511
Technology Hardware, Storage & Peripherals (0.0%
†
):
500,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(b) 356,250
55,000 Dell International LLC/EMC Corp., 5.85%, 7/15/25,
Callable 6/15/25 @ 100 55,271
59,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 59,773
101,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 104,097
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 91,731
667,122
Textiles, Apparel & Luxury Goods (0.2%):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06^(b) 112,288
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06^(b) 35,950
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 39,262
108,000 Tapestry, Inc., 7.05%, 11/27/25 110,122
292,000 Tapestry, Inc., 7.00%, 11/27/26 300,524
467,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 490,704
522,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 555,928

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$ 522,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 $ 566,066
235,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(b) 188,000
2,398,844
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 237,578
191,000 Altria Group, Inc., 4.50%, 5/2/43 159,360
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 73,017
175,000 BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33
@ 100 182,180
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 142,135
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 116,364
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
4/15/24 @ 101.41(b) 43,763
954,397
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,401,014
130,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 131,788
175,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 183,531
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 5/6/24 @ 103(b) 27,600
30,000 SRS Distribution, Inc., 4.63%, 7/1/28, Callable
7/1/24 @ 102.31(b) 30,225
15,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(b) 15,263
90,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(b) 91,912
305,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 305,381
3,186,714
Wireless Telecommunication Services (0.3%):
1,155,000 Sprint Capital Corp., 8.75%, 3/15/32 1,396,106
2,860,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 2,756,096
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/15/24
@ 101.58 39,500
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
4/15/24 @ 101.69 41,542
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 402,958
4,636,202
Total Corporate Bonds (Cost $300,555,909) 276,843,038
Yankee Debt Obligations (4.3%):
Aerospace & Defense (0.1%):
28,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 5/6/24
@ 103.56(b) 28,406
620,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 5/6/24
@ 103^(b) 609,925
638,331
Principal Amount Value
Yankee Debt Obligations, continued
Banks (0.7%):
$ 2,377,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 $ 2,284,323
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(b) 179,809
1,000,000 HSBC Holdings plc, 4.95%, 3/31/30 994,154
200,000 Intesa Sanpaolo SpA, 5.02%, 6/26/24(b) 199,250
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,044,577
680,000 Societe Generale SA, 1.04% (H15T1Y+75 bps),
6/18/25, Callable 6/18/24 @ 100(b) 669,800
3,863,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(b) 3,587,062
239,000 UniCredit SpA, 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100(b) 233,136
141,000 UniCredit SpA, 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(b) 144,687
186,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 171,168
11,507,966
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38^(b) 49,650
Capital Markets (0.6%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,539,357
4,009,000 UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25,
Callable 9/11/24 @ 100(b) 3,952,381
774,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(b) 703,527
314,000 UBS Group AG, 4.19% (SOFR+373 bps), 4/1/31,
Callable 4/1/30 @ 100(b) 290,774
9,486,039
Chemicals (0.2%):
225,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 233,156
125,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
5/6/24 @ 105.25(b) 129,375
510,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 492,788
255,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 218,344
530,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 496,875
60,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 61,800
500,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b) 457,500
125,000 SNF Group SACA, 3.13%, 3/15/27, Callable 5/6/24
@ 101.56(b) 115,156
2,204,994
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 30,030
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 87,019
117,049
Communications Equipment (0.0%
†
):
160,000 Nokia Oyj, 6.63%, 5/15/39 154,800

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Containers & Packaging (0.0%
†
):
$ 15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 5/6/24 @ 101.5(b) $ 14,194
130,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) 119,275
285,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 5/6/24 @ 101.38(b) 280,012
413,481
Diversified Consumer Services (0.1%):
980,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 5/6/24 @
101.78(b) 980,000
Diversified Telecommunication Services (0.2%):
365,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
5/6/24 @ 101.5(b) 100,375
470,000 Altice France SA, 5.13%, 1/15/29, Callable 5/6/24
@ 102.56(b) 314,900
155,000 Altice France SA, 5.13%, 7/15/29, Callable 5/6/24
@ 102.56(b) 103,850
711,000 C&W Senior Finance, Ltd., 6.88%, 9/15/27, Callable
4/15/24 @ 101.72(b) 671,006
250,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 232,700
550,000 Telecom Italia Capital SA, 6.38%, 11/15/33 518,375
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34 50,188
780,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 655,200
2,646,594
Electrical Equipment (0.0%
†
):
665,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/6/24 @ 102(b) 606,812
Energy Equipment & Services (0.0%
†
):
190,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 195,225
Financial Services (0.6%):
54,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
4/15/24 @ 101^(b) 52,920
361,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100 352,152
151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 152,498
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 160,034
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 466,838
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100(b) 3,139,567
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 475,929
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 483,940
445,000 Altice Financing SA, 5.00%, 1/15/28, Callable
5/6/24 @ 101.25(b) 366,013
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 1/15/25 @ 100(b) 1,943,954
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 780,748
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 300,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) $ 305,625
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 175,100
150,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 151,313
390,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 397,821
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 40,650
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 116,325
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 19,750
9,581,177
Health Care Providers & Services (0.0%
†
):
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(b) 27,937
Hotels, Restaurants & Leisure (0.2%):
35,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 5/6/24 @ 100(b) 34,912
525,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 465,937
565,000 Carnival Corp., 7.63%, 3/1/26, Callable 4/15/24 @
101.91^(b) 572,062
– Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) —
– Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) —
45,000 Melco Resorts Finance, Ltd., 5.75%, 7/21/28,
Callable 5/7/24 @ 102.88(b) 42,469
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 36,400
900,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(b) 887,625
170,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 4/15/24
@ 102.94(b) 167,663
65,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 66,869
310,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(b) 306,125
115,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(b) 112,988
95,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(b) 98,325
120,000 Royal Caribbean Cruises, Ltd., 6.25%, 3/15/32,
Callable 3/15/27 @ 103.13(b) 120,900
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
5/6/24 @ 103.5(b) 114,569
240,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 262,200
3,289,044
Insurance (0.1%):
1,414,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 1,298,370

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Insurance, continued
$ 200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(b) $ 193,937
1,492,307
Machinery (0.0%
†
):
390,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 5/6/24
@ 101.75(b) 388,050
Media (0.1%):
430,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 5/6/24 @ 102.5(b) 394,525
– VZ Secured Financing BV, 5.00%, 1/15/32, Callable
1/15/27 @ –(b) —
335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) 286,425
680,950
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 4/19/24 @ 102.06(b) 41,231
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 45,844
695,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 659,381
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 4/15/24 @ 103.44(b) 33,469
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,787
180,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(b) 183,600
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63^(b) 115,638
1,083,950
Oil, Gas & Consumable Fuels (0.9%):
160,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 161,600
185,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 193,325
680,000 eG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 719,100
331,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 5/6/24
@ 101.78(b) 335,965
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,343,750
916,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 803,790
4,780,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 3,818,025
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,476,050
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 3,175,000
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 221,340
255,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 265,200
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 5/6/24
@ 103.44(b) 43,594
273,375 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
5/7/24 @ 101.72(b) 273,033
400,000 Transocean, Inc., 11.50%, 1/30/27, Callable 4/15/24
@ 105.75(b) 417,000
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 153,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) $ 159,120
14,405,892
Passenger Airlines (0.0%
†
):
240,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/6/24 @
103.94^(b) 203,100
215,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 157,756
360,856
Pharmaceuticals (0.0%
†
):
570,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
5/6/24 @ 100(b) 535,800
97,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 64,747
19,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 11,020
611,567
Software (0.0%
†
):
205,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(b) 182,962
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 5/6/24
@ 100.97(b) 55,575
305,000 Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24
@ 101.94(b) 271,450
509,987
Sovereign Bond (0.3%):
300,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(b) 239,549
900,000 Dominican Republic International Bond, 5.50%,
1/27/25(b) 893,250
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,134,250
350,000 Qatar Government International Bond, 4.40%,
4/16/50(b) 309,050
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 181,247
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 164,273
4,921,619
Technology Hardware, Storage & Peripherals (0.0%
†
):
115,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(b) 123,481
Transportation Infrastructure (0.0%
†
):
355,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(b) 307,519
Wireless Telecommunication Services (0.1%):
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/15/24 @ 103.13(b) 437,625
295,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 252,962
690,587
Total Yankee Debt Obligations (Cost $73,971,198) 67,475,864

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages (12.9%):
Federal National Mortgage Association (6.8%):
$ 24,356 2.50%, 5/1/31, Pool #BC0919 $ 22,857
34,653 2.50%, 8/1/31, Pool #BC2778 32,520
24,231 2.50%, 10/1/31, Pool #AS8010 22,635
155,469 2.50%, 1/1/32, Pool #BE3032 143,861
28,215 2.50%, 9/1/32, Pool #MA3124 26,427
14,531 3.00%, 3/1/33, Pool #BM4614 13,777
524,779 2.00%, 10/1/35, Pool #BK5705 469,187
469,907 1.50%, 1/1/36, Pool #MA4228 409,712
173,700 1.50%, 2/1/36, Pool #FM6507 151,624
187,873 1.50%, 4/1/36, Pool #MA4302 163,221
258,175 6.00%, 5/1/36, Pool #745512 268,717
314,099 2.00%, 6/1/36, Pool #BP3507 279,235
1,157,363 2.00%, 7/1/36, Pool #MA4383 1,028,899
47,719 2.50%, 9/1/36, Pool #MA4419 43,485
1,990,814 2.50%, 11/1/36, Pool #CB2246 1,831,357
379,002 2.50%, 12/1/36, Pool #MA4498 345,378
106,863 2.00%, 12/1/36, Pool #BU1384 95,182
2,296,763 2.00%, 2/1/37, Pool #FS0427 2,037,078
450,184 4.50%, 5/1/39, Pool #FM1194 451,715
36,731 2.50%, 3/1/40, Pool #FM2646 32,251
27,674 2.50%, 5/1/40, Pool #MA4016 24,299
160,151 2.00%, 10/1/40, Pool #FM4644 134,696
826,883 2.00%, 11/1/40, Pool #MA4176 700,394
149,380 2.50%, 11/1/40, Pool #FM9485 129,653
46,909 1.50%, 11/1/40, Pool #MA4175 37,933
47,061 1.50%, 12/1/40, Pool #MA4202 38,054
9,921 3.50%, 12/1/40, Pool #AH1556 9,193
16,843 2.00%, 12/1/40, Pool #MA4204 14,266
57,805 2.00%, 12/1/40, Pool #FM5042 48,798
49,346 1.50%, 1/1/41, Pool #MA4231 39,902
119,377 2.50%, 2/1/41, Pool #MA4269 104,208
50,668 1.50%, 2/1/41, Pool #MA4266 41,605
17,946 2.00%, 2/1/41, Pool #MA4268 15,051
18,436 2.00%, 3/1/41, Pool #MA4287 15,462
51,610 1.50%, 3/1/41, Pool #MA4286 42,377
110,560 2.50%, 4/1/41, Pool #MA4312 96,536
190,558 2.00%, 4/1/41, Pool #CB0116 160,138
19,104 2.00%, 4/1/41, Pool #MA4311 16,093
296,698 2.00%, 5/1/41, Pool #MA4333 249,928
46,340 2.50%, 5/1/41, Pool #CB0469 40,482
140,245 2.00%, 6/1/41, Pool #FM7891 117,857
19,681 2.00%, 6/1/41, Pool #MA4364 16,579
165,259 2.50%, 7/1/41, Pool #CB1076 144,375
74,819 2.50%, 7/1/41, Pool #CB2014 65,326
277,558 2.00%, 7/1/41, Pool #CB1071 238,799
130,094 2.00%, 7/1/41, Pool #FM8066 109,588
185,197 2.00%, 7/1/41, Pool #CB1069 155,108
168,118 2.00%, 8/1/41, Pool #CB1337 144,642
19,850 2.00%, 8/1/41, Pool #FM8410 16,720
276,800 2.50%, 8/1/41, Pool #CB1342 241,816
236,225 2.00%, 8/1/41, Pool #FM8393 198,996
173,026 2.00%, 8/1/41, Pool #FM8334 145,753
127,135 2.00%, 9/1/41, Pool #FM8862 107,172
135,459 2.50%, 9/1/41, Pool #FM8850 116,089
125,820 2.00%, 10/1/41, Pool #CB1837 108,247
73,569 2.00%, 10/1/41, Pool #BQ6615 61,972
269,390 2.00%, 10/1/41, Pool #FM9396 227,089
20,235 2.00%, 10/1/41, Pool #MA4446 17,046
155,654 2.50%, 10/1/41, Pool #CB1842 135,971
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 296,781 2.00%, 11/1/41, Pool #FS0106 $ 250,211
239,516 2.00%, 11/1/41, Pool #CB2110 206,063
106,653 2.50%, 11/1/41, Pool #MA4475 93,124
165,175 2.50%, 11/1/41, Pool #FM9558 141,554
341,209 2.00%, 11/1/41, Pool #BQ6743 287,410
75,889 2.00%, 11/1/41, Pool #BU6530 63,928
102,777 2.00%, 12/1/41, Pool #FM9851 88,426
198,614 2.00%, 12/1/41, Pool #BU7091 167,307
4,369,174 2.00%, 5/1/42, Pool #FS4603 3,696,913
396,478 4.50%, 9/1/42, Pool #MA4766 387,055
28,722 4.00%, 10/1/43, Pool #BM1167 27,621
211,191 4.50%, 3/1/44, Pool #AV0957 207,163
129,285 4.50%, 7/1/44, Pool #AS3062 125,529
146,355 4.50%, 12/1/44, Pool #AS4176 143,731
79,976 4.00%, 5/1/45, Pool #AZ1207 74,978
113,706 4.00%, 6/1/45, Pool #AY8096 106,600
35,737 4.00%, 6/1/45, Pool #AY8126 34,001
20,510 4.00%, 12/1/45, Pool #AS6352 19,515
6,825 4.50%, 1/1/46, Pool #AY3890 6,609
49,332 4.00%, 2/1/46, Pool #BC1578 46,442
53,689 4.50%, 3/1/46, Pool #BM4548 52,694
2,861 4.50%, 3/1/46, Pool #BC0287 2,776
19,022 4.00%, 4/1/46, Pool #AS7024 18,080
205,803 4.00%, 4/1/46, Pool #AL8468 197,657
75,122 3.00%, 5/1/46, Pool #BC0887 66,407
22,220 4.50%, 6/1/46, Pool #BD1238 21,536
141,644 4.00%, 6/1/46, Pool #AL9282 133,341
76,845 4.00%, 7/1/46, Pool #BC1443 72,831
87,358 4.00%, 9/1/46, Pool #BC2843 82,794
25,261 4.00%, 9/1/46, Pool #BD1489 23,781
38,176 4.50%, 10/1/46, Pool #BE1671 37,021
182,689 3.00%, 10/1/46, Pool #AL9371 160,254
12,299 4.00%, 10/1/46, Pool #BD7599 11,579
80,690 4.00%, 10/1/46, Pool #BC4754 76,475
227,376 3.00%, 11/1/46, Pool #AL9547 200,997
232,099 3.00%, 11/1/46, Pool #BC9026 205,171
48,585 4.50%, 11/1/46, Pool #BE2386 47,145
4,522 4.50%, 12/1/46, Pool #BC9079 4,388
97,447 4.50%, 12/1/46, Pool #BE4488 94,559
654,332 3.50%, 12/1/46, Pool #BM5096 600,596
214,891 3.50%, 12/1/46, Pool #BC9077 197,088
17,572 4.50%, 1/1/47, Pool #BE7087 17,067
28,111 4.50%, 1/1/47, Pool #BE6506 27,241
227,759 2.50%, 2/1/47, Pool #FS0594 188,920
301,361 4.00%, 2/1/47, Pool #AL9779 284,399
45,979 4.50%, 2/1/47, Pool #BE8498 44,477
84,595 3.00%, 3/1/47, Pool #BM3114 74,206
47,684 2.50%, 3/1/47, Pool #FS0976 39,662
39,856 4.00%, 5/1/47, Pool #BM1277 37,673
8,274 4.50%, 6/1/47, Pool #BE9387 8,037
12,414 4.50%, 6/1/47, Pool #BH0561 12,031
43,392 4.50%, 6/1/47, Pool #BE3663 42,146
5,044 4.00%, 6/1/47, Pool #BH4269 4,767
36,929 4.50%, 7/1/47, Pool #BE3749 35,869
21,819 4.00%, 7/1/47, Pool #AS9968 20,094
18,240 4.50%, 4/1/48, Pool #BJ5454 17,878
41,258 4.00%, 4/1/48, Pool #BM3700 38,999
5,920 4.50%, 5/1/48, Pool #BJ5507 5,803
215,498 4.50%, 10/1/48, Pool #CA2432 209,374

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 257,021 4.50%, 12/1/48, Pool #CA2797 $ 253,541
145,618 4.50%, 9/1/49, Pool #FM1534 141,346
206,846 4.00%, 11/1/49, Pool #CA4628 195,269
109,745 3.00%, 1/1/50, Pool #CA5019 95,756
595,540 3.50%, 1/1/50, Pool #FS3728 546,591
153,757 3.00%, 1/1/50, Pool #MA3905 134,376
447,143 4.00%, 3/1/50, Pool #FM3663 418,798
116,738 3.00%, 4/1/50, Pool #MA3991 101,236
115,433 2.00%, 7/1/50, Pool #CA6275 92,841
81,293 2.00%, 7/1/50, Pool #FM3897 65,250
525,877 3.00%, 8/1/50, Pool #FM6118 454,266
118,999 3.00%, 9/1/50, Pool #CA6998 102,795
45,493 3.00%, 9/1/50, Pool #FM4317 39,409
118,567 2.00%, 10/1/50, Pool #CA7323 96,407
140,225 2.50%, 10/1/50, Pool #CA7229 118,490
43,411 3.00%, 11/1/50, Pool #MA4184 37,782
80,116 2.00%, 11/1/50, Pool #CA7616 64,174
399,235 3.00%, 12/1/50, Pool #MA4211 347,467
131,280 3.00%, 12/1/50, Pool #FM7827 114,093
195,743 2.50%, 1/1/51, Pool #FM5651 164,415
222,429 3.00%, 1/1/51, Pool #MA4239 193,589
1,970,761 2.00%, 3/1/51, Pool #MA4281 1,562,825
4,143,122 3.00%, 4/1/51, Pool #BR9775 3,595,387
1,920,797 2.00%, 4/1/51, Pool #MA4305 1,523,166
954,192 2.50%, 4/1/51, Pool #FM6540 816,831
430,743 2.50%, 5/1/51, Pool #CB0388 358,887
201,508 2.50%, 5/1/51, Pool #CB0511 167,883
420,929 2.50%, 5/1/51, Pool #MA4326 350,103
790,069 2.00%, 5/1/51, POOL# FM7751 625,874
530,189 3.00%, 5/1/51, Pool #CB0531 460,114
1,194,329 3.00%, 6/1/51, Pool #CB0850 1,041,754
41,242 2.00%, 7/1/51, Pool #BQ1010 32,934
468,261 3.00%, 7/1/51, Pool #FM8077 406,349
739,769 2.50%, 7/1/51, Pool #CB0997 619,798
19,444 2.00%, 7/1/51, Pool #BT1461 15,600
458,257 2.50%, 8/1/51, Pool #CB1384 383,936
92,732 2.50%, 8/1/51, Pool #MA4399 77,131
334,041 2.50%, 9/1/51, Pool #CB1549 280,108
882,548 2.50%, 10/1/51, Pool #MA4438 734,059
42,053 3.00%, 10/1/51, Pool #CB1878 36,456
595,744 2.00%, 10/1/51, Pool #CB1801 477,959
450,177 2.00%, 10/1/51, Pool #CB1799 361,045
477,529 2.50%, 11/1/51, Pool #FM9517 396,887
1,111,981 2.50%, 11/1/51, Pool #MA4466 924,884
1,185,391 2.50%, 11/1/51, Pool #FM9501 993,949
756,960 2.00%, 11/1/51, Pool #FM9568 609,229
360,065 2.50%, 11/1/51, Pool #FM9505 301,708
478,075 2.00%, 11/1/51, Pool #FM9539 383,537
91,173 3.00%, 12/1/51, Pool #FM9777 78,906
321,402 2.50%, 12/1/51, Pool #CB2376 269,272
262,882 2.00%, 12/1/51, Pool #CB2347 211,574
365,740 2.50%, 12/1/51, Pool #CB2321 306,463
338,048 2.50%, 12/1/51, Pool #CB2320 283,467
817,392 2.50%, 12/1/51, Pool #CB2289 684,925
1,444,426 2.50%, 12/1/51, Pool #FM9865 1,211,211
391,904 3.00%, 12/1/51, Pool #BT9503 340,091
964,136 2.00%, 12/1/51, Pool #CB2349 773,463
260,214 2.00%, 12/1/51, Pool #CB2348 208,757
343,268 2.00%, 12/1/51, Pool #CB2350 274,130
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 307,001 3.50%, 1/1/52, Pool #MA4514 $ 277,289
85,993 3.50%, 1/1/52, Pool #CB2679 77,618
1,733,979 2.50%, 1/1/52, Pool #FS1648 1,437,624
635,401 2.00%, 1/1/52, Pool #FS0288 505,580
139,620 2.50%, 1/1/52, Pool #MA4512 116,128
248,942 3.00%, 1/1/52, Pool #CB2662 216,743
1,463,273 2.00%, 1/1/52, Pool #FS0286 1,173,889
279,761 3.50%, 2/1/52, Pool #CB2906 251,639
854,436 3.00%, 2/1/52, Pool #FS0631 744,958
198,803 2.00%, 2/1/52, Pool #CB2765 158,635
1,512,802 2.00%, 2/1/52, Pool #CB2842 1,204,913
178,586 3.50%, 2/1/52, Pool #CB2905 161,361
92,555 3.00%, 2/1/52, Pool #CB2886 80,351
396,388 3.50%, 3/1/52, Pool #CB3174 357,203
370,163 2.50%, 3/1/52, Pool #BV4139 309,706
470,593 3.50%, 3/1/52, Pool #CB3128 424,466
614,964 3.00%, 3/1/52, Pool #BV0350 532,836
27,694 2.50%, 4/1/52, Pool #CB3356 22,941
677,188 4.00%, 4/1/52, Pool #FS1647 633,575
1,494,000 4.50%, 8/1/52, Pool #CB4387 1,428,324
45,335 5.00%, 10/1/52, Pool #CB4893 44,606
370,734 5.50%, 10/1/52, Pool #CB4843 371,735
224,634 4.50%, 10/1/52, Pool #BX0507 214,308
264,204 5.00%, 11/1/52, Pool #FS3248 259,940
139,867 5.00%, 11/1/52, Pool #FS3295 138,792
458,551 5.00%, 11/1/52, Pool #CB5128 454,797
139,837 5.00%, 12/1/52, Pool #CB5273 137,331
327,213 5.00%, 12/1/52, Pool #MA4841 319,785
508,178 2.50%, 5/1/53, Pool #FS4919 420,872
290,216 6.00%, 6/1/53, Pool #CB6539 296,380
377,256 6.00%, 6/1/53, Pool #CB6538 386,914
752,585 5.50%, 6/1/53, Pool #CB6527 758,054
399,028 5.50%, 11/1/53, Pool #CB7436 397,254
1,551,347 5.50%, 4/1/54, Pool #CB8330 1,552,554
5,900,000 2.00%, 4/25/54, TBA 4,667,453
1,100,000 5.50%, 4/25/54, TBA 1,095,016
875,000 2.50%, 4/25/54, TBA 724,062
650,000 5.00%, 4/25/54, TBA 634,562
1,100,000 4.50%, 4/25/54, TBA 1,047,922
6,650,000 3.50%, 4/25/54, TBA 5,954,867
800,000 3.00%, 4/25/54, TBA 689,000
6,000,000 6.50%, 4/25/54, TBA 6,130,312
7,750,000 2.50%, 5/25/54, TBA 6,421,602
6,400,000 3.00%, 5/25/54, TBA 5,518,000
12,100,000 2.00%, 5/25/54, TBA 9,587,359
106,085,123
Federal Home Loan Mortgage Corporation (3.1%):
22,418 2.50%, 6/1/31, Pool #J34501 20,962
16,032 2.50%, 6/1/31, Pool #G18604 14,793
28,189 2.50%, 7/1/31, Pool #V61246 25,920
46,162 2.50%, 8/1/31, Pool #V61273 42,344
126,434 3.50%, 3/1/32, Pool #C91403 120,120
390,199 3.50%, 7/1/32, Pool #C91467 370,704
100,664 2.50%, 12/1/32, Pool #G18669 94,091
23,029 2.50%, 3/1/33, Pool #G18680 21,400
91,103 3.00%, 4/1/33, Pool #G18684 85,895
29,274 3.00%, 5/1/33, Pool #G16550 27,490
76,257 2.50%, 7/1/33, Pool #G16661 69,987
21,750 3.00%, 4/1/34, Pool #G16829 20,860

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 114,938 3.50%, 10/1/34, Pool #C91793 $ 108,222
380,500 3.00%, 5/1/35, Pool #SB0836 356,146
2,725,482 2.00%, 6/1/35, Pool #QN2416 2,436,772
424,353 1.50%, 8/1/35, Pool #SB8066 370,010
494,631 1.50%, 11/1/35, Pool #SB8073 431,285
463,926 1.50%, 1/1/36, Pool #SB8083 404,502
875,828 1.50%, 2/1/36, Pool #RC1756 763,056
594,024 2.00%, 5/1/36, Pool #QN6400 528,082
1,080,121 2.00%, 6/1/36, Pool #SB8107 960,220
2,908,086 2.50%, 7/1/36, Pool #SB0535 2,654,623
402,634 1.50%, 12/1/36, Pool #SB8131 349,791
827,610 2.50%, 3/1/37, Pool #RC2527 756,651
321,891 4.00%, 5/1/37, Pool #C91938 310,897
23,934 2.50%, 6/1/40, Pool #QK0306 21,286
146,412 4.00%, 11/1/40, Pool #A95150 139,255
30,610 1.50%, 12/1/40, Pool #RB5089 24,751
50,828 1.50%, 2/1/41, Pool #RB5099 41,736
51,454 1.50%, 3/1/41, Pool #RB5104 42,250
462,480 2.00%, 3/1/41, Pool #SC0136 388,023
18,847 2.00%, 4/1/41, Pool #RB5108 15,877
51,282 1.50%, 4/1/41, Pool #RB5107 41,467
19,582 2.00%, 7/1/41, Pool #RB5118 16,496
682,887 2.00%, 7/1/41, Pool #SC0162 571,978
20,461 2.00%, 10/1/41, Pool #RB5131 17,236
84,162 2.50%, 10/1/41, Pool #RB5132 73,486
318,422 2.00%, 11/1/41, Pool #RB5135 268,230
151,581 2.00%, 11/1/41, Pool #QK1180 127,684
160,960 2.50%, 1/1/42, Pool #RB5142 140,535
171,515 3.50%, 7/1/42, Pool #ZA1228 159,504
76,397 3.50%, 7/1/42, Pool #ZA1231 71,047
224,074 3.50%, 9/1/42, Pool #ZL3774 200,684
219,850 4.50%, 10/1/42, Pool #RB5189 214,625
67,918 3.50%, 11/1/42, Pool #ZL4397 63,160
133,569 4.50%, 12/1/42, Pool #RB5198 130,393
410,859 3.50%, 1/1/44, Pool #G07922 376,621
208,395 3.50%, 1/1/44, Pool #G60271 194,535
53,066 4.00%, 2/1/45, Pool #G07949 52,015
49,155 3.50%, 11/1/45, Pool #Q37467 45,536
5,753 4.00%, 4/1/46, Pool #Q39975 5,540
12,673 4.00%, 4/1/46, Pool #V82292 12,187
98,832 3.50%, 9/1/46, Pool #Q43257 90,825
4,443 4.50%, 12/1/46, Pool #Q45028 4,375
155,920 3.00%, 12/1/46, Pool #G60989 138,360
4,596 4.50%, 1/1/47, Pool #Q45635 4,525
8,468 4.50%, 2/1/47, Pool #Q46222 8,273
432,804 2.50%, 4/1/47, Pool #SD0978 359,943
8,053 4.50%, 5/1/47, Pool #Q47942 7,867
15,957 4.50%, 5/1/47, Pool #Q47935 15,589
23,444 4.50%, 5/1/47, Pool #Q48095 22,903
32,175 4.50%, 6/1/47, Pool #Q48759 31,433
194,814 4.00%, 6/1/47, Pool #Q48877 184,824
14,165 4.50%, 7/1/47, Pool #Q49393 13,838
71,872 4.50%, 12/1/47, Pool #Q53017 70,119
24,532 4.00%, 2/1/48, Pool #G61343 23,286
11,311 4.00%, 2/1/48, Pool #Q54499 10,717
19,875 4.50%, 4/1/48, Pool #Q55724 19,557
46,532 4.50%, 4/1/48, Pool #Q55660 45,789
12,868 4.50%, 4/1/48, Pool #Q55500 12,663
26,165 4.50%, 5/1/48, Pool #Q55839 25,747
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 86,533 4.00%, 5/1/48, Pool #Q55992 $ 81,830
127,637 4.00%, 6/1/48, Pool #G67713 121,872
41,594 4.00%, 7/1/48, Pool #Q59935 40,050
21,694 4.50%, 10/1/48, Pool #G67716 21,158
132,061 3.00%, 6/1/49, Pool #ZT2090 115,419
622,793 4.50%, 7/1/49, Pool #RA1171 605,102
131,976 3.00%, 4/1/50, Pool #QA9049 115,106
311,049 2.00%, 6/1/50, Pool #RA2677 249,648
289,714 2.50%, 8/1/50, Pool #SD0430 243,853
394,696 2.50%, 11/1/50, Pool #SD7530 332,462
28,462 3.00%, 11/1/50, Pool #SD8108 24,771
240,261 3.00%, 12/1/50, Pool #SD8115 209,106
340,570 2.50%, 2/1/51, Pool #RA4575 285,230
1,997,951 2.50%, 2/1/51, Pool #SD7535 1,688,503
322,194 2.50%, 3/1/51, Pool #RA4749 269,836
4,630,048 1.50%, 4/1/51, Pool #SD8139 3,498,762
1,208,731 2.00%, 5/1/51, Pool #SD7541 972,125
1,951,669 2.50%, 5/1/51, Pool #SD7540 1,634,185
42,208 2.00%, 5/1/51, Pool #QC1514 33,862
71,713 3.00%, 5/1/51, Pool #RA5267 62,235
24,276 2.00%, 7/1/51, Pool #QC4163 19,476
1,699,797 2.50%, 7/1/51, Pool #SD3095 1,408,102
320,867 2.50%, 7/1/51, Pool #RA5574 268,275
82,271 3.00%, 9/1/51, Pool #RA5901 71,396
378,637 3.00%, 9/1/51, Pool #QC6608 328,210
424,636 3.00%, 9/1/51, Pool #QC7496 368,492
408,484 3.00%, 10/1/51, Pool #QC9077 354,483
626,149 2.00%, 10/1/51, Pool #RA6076 500,797
95,061 3.00%, 11/1/51, Pool #RA6347 82,502
383,910 2.00%, 11/1/51, Pool #RA6302 305,591
431,367 3.00%, 11/1/51, Pool #QD1240 374,327
1,126,583 2.00%, 11/1/51, Pool #RA6241 901,007
1,967,756 2.50%, 12/1/51, Pool #RA6435 1,643,711
139,213 2.50%, 12/1/51, Pool #SD8183 115,788
438,844 2.00%, 12/1/51, Pool #RA6510 352,064
592,989 2.50%, 12/1/51, Pool #RA6434 496,889
410,962 3.00%, 12/1/51, Pool #QD3200 356,619
242,053 3.00%, 1/1/52, Pool #QD5561 208,867
367,859 3.00%, 1/1/52, Pool #RA6604 319,242
742,879 2.50%, 1/1/52, Pool #RA6622 620,756
162,816 3.50%, 2/1/52, Pool #RA6799 146,575
98,572 3.50%, 2/1/52, Pool #RA6700 88,970
945,432 2.00%, 2/1/52, Pool #SD8193 749,194
976,226 2.00%, 2/1/52, Pool #RA6823 781,374
957,146 2.00%, 2/1/52, Pool #RA6824 766,324
113,714 2.00%, 3/1/52, Pool #SD8199 90,157
2,220,240 3.00%, 3/1/52, Pool #RA6988 1,923,493
1,131,319 3.50%, 3/1/52, Pool #RA6987 1,020,695
659,935 3.50%, 3/1/52, Pool #RA6950 596,227
232,280 3.00%, 3/1/52, Pool #SD2219 201,641
625,841 3.50%, 3/1/52, Pool #RA6949 564,459
177,199 3.50%, 4/1/52, Pool #SD0927 161,661
299,346 3.00%, 5/1/52, Pool #RA7375 259,319
179,764 5.00%, 9/1/52, Pool #SD1572 176,860
740,924 4.00%, 10/1/52, Pool #SD1772 694,431
281,202 5.00%, 11/1/52, Pool #SD1862 277,355
638,948 5.00%, 12/1/52, Pool #SD1924 627,537
1,909,286 5.50%, 5/1/53, Pool #RA9058 1,928,315
204,872 6.00%, 6/1/53, Pool #RA9277 209,223

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 233,123 6.00%, 6/1/53, Pool #RA9276 $ 239,096
954,335 5.50%, 6/1/53, Pool #RA9161 961,267
202,040 6.00%, 6/1/53, Pool #RA9278 206,179
799,183 5.50%, 3/1/54, Pool #RJ1067 796,704
49,060,358
Government National Mortgage Association (3.0%):
15,015 4.00%, 10/20/40, Pool #4833 14,365
45,174 4.00%, 1/20/41, Pool #4922 43,220
49,032 4.00%, 8/15/41, Pool #430354 46,499
519,087 4.00%, 1/20/42, Pool #5280 498,686
71,297 4.00%, 11/20/42, Pool #MA0535 68,527
169,469 3.00%, 12/20/42, Pool #AA5872 150,372
111,735 3.00%, 3/20/43, Pool #AA6146 100,624
20,819 3.50%, 3/20/43, Pool #AD8884 19,314
47,970 3.00%, 3/20/43, Pool #AD8812 43,020
8,148 3.50%, 4/20/43, Pool #AB9891 7,559
21,836 3.50%, 4/20/43, Pool #AD9075 20,257
44,442 4.00%, 5/20/46, Pool #MA3664 42,626
224,281 3.00%, 12/20/46, Pool #MA4126 201,547
35,823 4.00%, 1/15/47, Pool #AX5831 33,961
40,949 4.00%, 1/15/47, Pool #AX5857 39,200
317,539 3.00%, 1/20/47, Pool #MA4195 285,352
132,275 4.00%, 3/20/47, Pool #MA4322 126,066
22,468 4.00%, 4/20/47, Pool #MA4383 21,414
73,777 4.00%, 4/20/47, Pool #784303 70,261
74,535 4.00%, 4/20/47, Pool #784304 70,984
15,834 3.50%, 2/20/48, Pool #MA5019 14,498
13,360 4.00%, 4/20/48, Pool #BG7744 12,687
12,044 4.00%, 4/20/48, Pool #BG3507 11,437
2,639 3.50%, 12/20/49, Pool #BR8987 2,440
6,833 3.50%, 12/20/49, Pool #BR8985 6,276
2,720 3.50%, 12/20/49, Pool #BR8984 2,485
545,456 2.00%, 11/20/50, Pool #MA6994 448,053
600,099 2.00%, 12/20/50, Pool #MA7051 491,729
955,252 2.00%, 1/20/51, Pool #MA7135 784,344
1,665,168 2.00%, 2/20/51, Pool #MA7192 1,366,981
1,018,662 2.50%, 7/20/51, Pool #MA7472 869,405
193,612 2.50%, 8/20/51, Pool #785575 163,224
170,739 2.50%, 9/20/51, Pool #785616 143,922
838,087 2.50%, 9/20/51, Pool #MA7589 714,913
230,615 2.50%, 12/20/51, Pool #785792 194,412
62,637 2.50%, 12/20/51, Pool #MA7767 53,410
1,243,045 4.00%, 10/20/52, Pool #MA8346 1,163,500
3,170,914 4.50%, 4/20/53, Pool #MA8799 3,047,813
6,050,000 2.00%, 4/20/54, TBA 4,956,273
3,725,000 3.00%, 4/20/54, TBA 3,287,895
5,100,000 3.50%, 4/20/54, TBA 4,643,391
800,000 5.00%, 4/20/54, TBA 786,500
600,000 5.50%, 4/20/54, TBA 599,719
2,475,000 2.50%, 4/20/54, TBA 2,109,551
1,200,000 6.50%, 4/20/54, TBA 1,220,062
1,000,000 6.50%, 5/20/54, TBA 1,015,625
8,200,000 2.00%, 5/20/54, TBA 6,725,281
3,400,000 3.00%, 5/20/54, TBA 3,003,156
5,500,000 2.50%, 5/20/54, TBA 4,692,188
1,300,000 5.50%, 5/20/54, TBA 1,298,578
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,600,000 5.00%, 5/20/54, TBA $ 1,572,750
47,306,352
Total U.S. Government Agency Mortgages (Cost $213,357,798) 202,451,833
U.S. Treasury Obligations (19.9%):
U.S. Treasury Bonds (6.3%):
32,428,000 1.75%, 8/15/41 21,909,167
3,796,700 3.38%, 8/15/42 3,284,145
1,605,300 3.00%, 2/15/47 1,264,425
34,653,000 2.00%, 8/15/51 21,511,933
6,906,000 1.88%, 11/15/51 4,145,758
7,300,000 2.25%, 2/15/52 4,811,156
3,500,000 2.88%, 5/15/52 2,653,438
15,000,000 3.63%, 2/15/53 13,195,313
27,993,000 4.13%, 8/15/53 26,956,384
99,731,719
U.S. Treasury Notes (13.6%):
6,472,000 1.25%, 12/31/26 5,943,116
5,255,200 1.25%, 5/31/28 4,651,673
17,310,000 1.25%, 9/30/28 15,197,639
26,000,000 4.00%, 2/28/30 25,703,438
2,800,000 3.63%, 3/31/30 2,712,500
19,600,000 3.75%, 5/31/30 19,100,812
9,500,000 4.88%, 10/31/30 9,853,281
14,200,000 4.38%, 11/30/30 14,328,688
11,400,000 4.00%, 1/31/31 11,259,281
25,300,000 4.25%, 2/28/31 25,363,250
19,672,000 2.88%, 5/15/32 17,876,930
8,600,000 4.13%, 11/15/32 8,548,938
32,000,000 3.50%, 2/15/33 30,335,000
12,800,000 3.38%, 5/15/33 12,004,000
3,276,000 3.88%, 8/15/33 3,193,076
7,400,000 4.00%, 2/15/34 7,284,375
213,355,997
Total U.S. Treasury Obligations (Cost $352,207,594) 313,087,716
Shares
Unaffiliated Investment Companies (2.9%):
Money Markets (2.9%):
8,615,041 BlackRock Liquidity FedFund, Institutional Class,
5.07%(e)(f) 8,615,041
36,183,904 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(f) 36,183,904
Total Unaffiliated Investment Companies (Cost $44,798,945) 44,798,945
Total Investment Securities
(Cost $1,582,580,834) — 105.3% 1,654,627,619
Net other assets (liabilities) — (5.3)% (83,730,987)
Net Assets — 100.0% $ 1,570,896,632

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $8,236,282.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(f) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 5 $ 1,327,125 $ 22,512
$ 22,512

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (0.3%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA $ 338
Oil, Gas & Consumable Fuels (0.3%):
22 Amplify Energy Corp.* 145
5,889 Sanchez Energy Corp.*(a) 480,395
480,540
Total Common Stocks (Cost $142,407) 480,878
Contracts
Warrant (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
95 California Resources Corp., 10/27/24* 1,858
Total Warrant (Cost $—) 1,858
Principal Amount
Asset Backed Securities (2.1%):
$ 48,886 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 42,040
138,939 Aaset Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 85,327
103,183 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 91,664
178,523 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 126,305
345,099 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 339,986
104,545 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 97,462
93,112 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 87,789
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 126,212
514,576 CF Hippolyta Issuer LLC, Class A1, Series 2021-1A,
1.53%, 3/15/61, Callable 4/15/24 @ 100(b) 463,791
171,013 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 150,243
168,184 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 148,573
248,920 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(b) 232,460
212,660 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 188,043
322,678 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 292,528
282,731 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 242,962
190,852 SAPPHIRE AVIATION FINANCE II, LTD., Class B,
Series 2020-1A, 4.34%, 3/15/40(b) 144,614
373,491 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 305,889
Total Asset Backed Securities (Cost $3,679,613) 3,165,888
Principal Amount Value
Collateralized Mortgage Obligations (11.2%):
$ 273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.72%(TSFR3M+140bps), 7/20/34, Callable
4/20/24 @ 100(b) $ 273,255
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.82%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(b) 254,167
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
6.64%(TSFR3M+133bps), 1/15/35, Callable
4/15/24 @ 100(b) 407,755
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 245,853
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(b) 96,985
227,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(b) 224,992
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 83,395
100,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.67%(TSFR1M+134bps), 3/15/41(b) 100,031
197,000 BPR Trust, Class B, Series 2022-OANA,
7.77%(TSFR1M+245bps), 4/15/37(b) 197,254
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.27%(TSFR1M+195bps), 4/15/34(b) 184,707
316,000 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.69%(TSFR1M+139bps), 3/15/39(b) 316,159
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.97%(TSFR1M+165bps), 4/15/34(b) 175,769
100,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(b) 100,546
100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.97%(TSFR1M+264bps), 12/9/40(b) 100 ,776
100,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.52%(TSFR1M+219bps), 12/9/40(b) 100,787
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.67%(TSFR1M+135bps), 4/15/34(b) 265,723
100,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.99%(TSFR1M+169bps), 3/15/39(b) 99,937
139,000 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(b) 139,011
100,000 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.24%(TSFR1M+194bps), 3/15/39(b) 99,875
400,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.37%(TSFR1M+105bps), 4/15/34(b) 399,647
139,279 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(b) 137,373
139,279 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(b) 137,622
139,279 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(b) 137,876
100,000 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 7.12%(TSFR1M+179bps), 2/15/39(b) 99,877
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(b) 97,607
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(b) 296,571
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.54%(TSFR1M+121bps), 10/15/36(b) 98,279

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 100,000 BX Trust, Class C, Series 2024-CNYN,
7.24%(TSFR1M+194bps), 4/15/29(b) $ 99,875
200,000 BX Trust, Class A, Series 2024-CNYN,
6.74%(TSFR1M+144bps), 4/15/29(b) 200,000
35,213 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/24(b) 35,232
100,000 BX Trust, Class B, Series 2024-CNYN,
6.99%(TSFR1M+169bps), 4/15/29(b) 99,875
29,855 BX Trust, Class D, Series 2022-IND,
8.16%(TSFR1M+284bps), 4/15/24(b) 29,895
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.63%(TSFR3M+131bps), 4/20/34, Callable
4/20/24 @ 100(b) 336,000
264,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.68%(TSFR3M+136bps), 10/20/32, Callable
4/20/24 @ 100(b) 263,702
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.72%(TSFR3M+139bps), 10/25/34,
Callable 4/25/24 @ 100(b) 250 ,070
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.64%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(b) 385,783
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.75%(TSFR3M+143bps), 10/20/34, Callable
4/20/24 @ 100(b) 326,781
580,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.89%(TSFR3M+157bps), 1/20/34, Callable
4/20/24 @ 100(b) 578,356
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.78%(TSFR3M+146bps), 4/20/34, Callable
4/20/24 @ 100(b) 438,468
112,424 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 104,554
1,384,000 CSMC Trust, Class D, Series 2017-PFHP,
7.62%(TSFR1M+230bps), 12/15/30(b) 1,273,417
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
6.62%(TSFR3M+130bps), 4/20/35, Callable
4/20/24 @ 100(b) 250,103
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.65%, 1/15/41(b)(c) 100,333
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.83%(TSFR3M+151bps), 1/15/34, Callable
4/15/24 @ 100(b) 249,514
378,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.73%(TSFR3M+141bps), 1/15/35, Callable
4/15/24 @ 100(b) 376,677
123,425 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.69%(TSFR1M+236bps), 7/15/38(b) 123,277
91,426 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.14%(TSFR1M+181bps), 7/15/38(b) 91,335
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
6.67%(TSFR3M+134bps), 11/16/34, Callable
5/16/24 @ 100(b) 249,750
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.68%(TSFR3M+137bps), 7/19/34, Callable
4/19/24 @ 100(b) 250,200
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.59%(TSFR1M+126bps), 10/15/36(b) 97,444
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2 50,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.71%(TSFR3M+139bps), 10/22/34, Callable
4/22/24 @ 100(b) $ 249,204
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 53,149
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 78,377
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
6.65%(TSFR3M+133bps), 4/15/35, Callable
4/15/24 @ 100(b) 506,171
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.19%(TSFR1M+186bps), 3/15/38(b) 96,038
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.84%(TSFR1M+151bps), 3/15/38(b) 96,944
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(b) 166,011
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.54%(TSFR1M+121bps), 3/15/38(b) 96,976
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.42%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(b) 191,105
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.68%(TSFR3M+136bps), 1/22/35,
Callable 4/22/24 @ 100(b) 369,184
400,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.72%(TSFR3M+139bps), 10/25/34, Callable
4/25/24 @ 100(b) 398,761
82,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 74,779
86,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b) 80,869
300,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.62%(TSFR1M+130bps), 6/15/35(b) 235,188
723,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.87%(TSFR1M+155bps), 6/15/35(b) 475,228
593,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 563,758
95,686 OPEN Trust, Class A, Series 2023-AIR,
8.41%(TSFR1M+309bps), 10/15/28(b) 96,636
95,686 OPEN Trust, Class B, Series 2023-AIR,
9.16%(TSFR1M+384bps), 10/15/28(b) 96,276
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.66%(TSFR3M+134bps), 1/15/37, Callable
4/15/24 @ 100(b) 420,069
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 99,251
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 50,411
139,702 SREIT Trust, Class C, Series 2021-MFP,
6.77%(TSFR1M+144bps), 11/15/38(b) 138,653
95,686 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(b) 94,922

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 350,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.66%(TSFR3M+134bps), 4/20/33, Callable
4/20/24 @ 100(b) $ 349,433
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,099
516,000 Voya CLO, Ltd., Class A, Series 2019-2A,
6.85%(TSFR3M+153bps), 7/20/32(b) 516,000
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.73%(TSFR3M+142bps), 7/19/34, Callable
4/19/24 @ 100(b) 250,090
250,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.73%(TSFR3M+141bps), 7/16/34, Callable
4/16/24 @ 100(b) 249,844
Total Collateralized Mortgage Obligations (Cost $17,795,840) 17,191,896
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) 10,576
Financial Services (0.0%
†
):
32,000 Global Payments, Inc., 1.50%, 3/1/31(b) 33,770
Independent Power and Renewable Electricity Producers
(0.0%
†
):
12,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 6,245
Media (0.1%):
89,000 DISH Network Corp., 3.38%, 8/15/26 55,696
Real Estate Management & Development (0.0%
†
):
47,000 Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%,
6/15/26 37,318
Semiconductors & Semiconductor Equipment (0.0%
†
):
60,000 Wolfspeed, Inc., 1.88%, 12/1/29 33,673
Total Convertible Bonds (Cost $204,316) 177,278
Bank Loans (0.4%):
Construction & Engineering (0.0%
†
):
50,000 Convergint Tech Term 2Ln, 12.07% (Term
SOFR+675bps ), 3/31/29(b) 46,547
9,750 Convergint Tech Term B 1Ln, 9.07% (Term
SOFR+375bps ), 3/31/28(b) 9,728
56,275
Consumer Discretionary Products (0.0%
†
):
9,949 Tory Burch Term B 1Ln, 8.57% (Term
SOFR+325bps ), 4/16/28(b) 9,924
Distributors (0.0%
†
):
39,796 US LBM Term B 1Ln, 9.07% (Term
SOFR+375bps ), 12/18/27(b) 39,701
Diversified Consumer Services (0.1%):
5,000 Ascend Learning Term 2Ln, 11.07% (Term
SOFR+575bps ), 12/10/29(b) 4,911
73,500 Ascend Learning Term B 1Ln, 8.82% (Term
SOFR+350bps ), 12/10/28(b) 73,013
77,924
Electrical Equipment (0.0%
†
):
49,375 Westinghouse Term B 1Ln, 8.07% (Term
SOFR+275bps ), 1/20/31(b) 49,303
Principal Amount Value
Bank Loans, continued
Health Care Providers & Services (0.0%
†
):
$ 103,939 Cano Health Term B 1Ln, 9.32% (Term
SOFR+400bps ), 11/23/27(b) $ 28,929
10,783 Cano Health Term DIP 1Ln Super Priority, 5.32%
(Term SOFR+0bps ), 10/7/24(b) 10,999
16,528 Cano Health Term DIP DD 1Ln Super Priority,
5.32% (Term SOFR+0bps ), 10/7/24(b)(d) 16,859
56,787
Hotels, Restaurants & Leisure (0.1%):
107,800 City Football Group Term B 1Ln, 8.32% (Term
SOFR+300bps ), 7/21/28(b) 107,598
Industrial Services (0.0%
†
):
9,975 Brandsafway Term B 1Ln, 10.82% (Term
SOFR+550bps ), 8/1/30(b) 10,009
Media (0.1%):
19,700 Authentic Brands Term B1 1Ln, 8.82% (Term
SOFR+350bps ), 12/21/28(b) 19,763
75,095 Diamond Sports Group Term 2Ln, 5.32% (Term
SOFR+0bps ), 8/24/26(b)(d) 2,019
54,576 Diamond Sports Term Super Priority DIP, 15.32%,
8/2/27(b) 88,890
110,672
Metals & Mining (0.0%
†
):
30,000 American Rock Salt Term 1Ln, 9.32% (Term
SOFR+400bps ), 6/4/28(b) 26,012
Software (0.1%):
5,000 Applied Systems Term 2Ln, 5.32% (Term
SOFR+0bps ), 2/23/32(b) 5,169
1,255 Finastra CAN Term 1Ln, 12.57% (Term
SOFR+725bps ), 9/13/29 1,255
53,745 Finastra US Term 1Ln, 12.57% (Term
SOFR+725bps ), 9/13/29(b) 53,745
6,771 Ion Analytics Term 1Ln, 9.32% (Term
SOFR+400bps ), 2/16/28(b) 6,756
66,925
Software & Computer Services (0.0%
†
):
36,034 UKG Term 2Ln, 10.57% (Term SOFR+525bps ),
5/3/27(b) 36,290
Software & Tech Services (0.0%
†
):
48,296 Athenahealth Term B 1Ln, 8.57% (Term
SOFR+325bps ), 2/15/29(b) 47,776
Total Bank Loans (Cost $773,788) 695,196
Corporate Bonds (28.6%):
Aerospace & Defense (0.6%):
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 205,981
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 95,483
200,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 188,782
55,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
5/6/24 @ 102.06(b) 51,150
30,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 30,825
30,000 Moog, Inc., 4.25%, 12/15/27, Callable 5/6/24 @
102.13(b) 28,200

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) $ 16,781
55,000 TransDigm, Inc., 7.50%, 3/15/27, Callable 5/6/24
@ 100 55,000
160,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/6/24
@ 101.38 156,000
100,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 100,000
928,202
Air Freight & Logistics (0.1%):
45,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 4/22/24 @ 101.19(b) 40,669
45,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 44,775
80,000 Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc., 10.75%, 7/1/25, Callable
5/6/24 @ 102.69(b) 80,160
165,604
Automobile Components (0.1%):
20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(b) 20,200
25,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 21,500
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 13,762
15,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 15,150
70,612
Automobiles (0.0%
†
):
10,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/6/24 @ 102.44(b) 9,150
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 15,637
30,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(b) 26,775
51,562
Banks (3.0%):
128,000 Bank of America Corp., 4.45%, 3/3/26 126,116
790,000 Bank of America Corp., 5.01% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 774,185
770,000 Citigroup, Inc., 4.30%, 11/20/26 751,688
150,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 143,583
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 76,312
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 122,879
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 1,193,680
449,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 427,794
925,000 Wells Fargo & Co., 4.90% (SOFR+210 bps),
7/25/33, Callable 7/25/32 @ 100 887,748
30,000 Wells Fargo & Co., 7.63% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100 32,100
30,000 Western Alliance Bancorp, 3.00% (TSFR3M+225
bps), 6/15/31, Callable 6/15/26 @ 100^ 25,929
4,562,014
Principal Amount Value
Corporate Bonds, continued
Beverages (0.0%
†
):
$ 65,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
5/6/24 @ 103.13(b) $ 58,988
Biotechnology (0.3%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,058
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 175,505
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 167,601
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 5/6/24 @ 101.94(b) 32,550
379,714
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @
100^ 14,625
Building Products (0.1%):
110,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 4/22/24 @ 101.25(b) 106,563
25,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 22,375
16,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 16,828
16,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 17,617
10,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 5/6/24 @ 103.94(b) 10,137
173,520
Capital Markets (1.6%):
115,000 Affiliated Managers Group, Inc., 3.50%, 8/1/25^ 112,043
380,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100^ 367,631
40,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308 bps), 12/31/99, Callable 12/1/30
@ 100 33,550
20,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y+497 bps), Callable 6/1/25 @ 100 19,700
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 496,544
270,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 229,929
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 98,235
965,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 1,030,646
88,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 86,919
25,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 25,344
2,500,541
Chemicals (0.4%):
30,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 30,262
71,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 73,625
72,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 75,603
42,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 44,673
16,000 CF Industries, Inc., 4.95%, 6/1/43 14,300

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 75,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
4/15/24 @ 102.88(b) $ 69,187
67,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
5/6/24 @ 102.31(b) 57,034
50,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(b) 47,687
25,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 26,844
80,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/6/24 @ 102.44(b) 74, 500
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/6/24 @ 103.31(b) 9,238
25,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 21,312
55,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/6/24 @
102.31(b) 49,088
55,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(b) 49,156
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,150
657,659
Commercial Services & Supplies (0.4%):
25,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100^(b) 22,781
107,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 97,103
70,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
5/6/24 @ 101.67(b) 67,375
25,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 25,125
45,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 47,025
56,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
4/15/24 @ 102^ 56,980
35,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26, Callable
5/6/24 @ 101.25(b) 34,738
35,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
4/15/24 @ 103.44(b) 31,937
75,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 73,875
25,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100^ 20,251
50,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 4/22/24
@ 101.94(b) 45,250
40,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
5/15/24 @ 103.44(b) 37,700
30,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(b) 28,500
588,640
Communications Equipment (0.0%
†
):
50,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(b) 42,875
Construction & Engineering (0.3%):
61,000 APX Group, Inc., 6.75%, 2/15/27, Callable 5/6/24
@ 101.69(b) 61,076
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 40,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 5/6/24 @
102.19(b) $ 36,800
85,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 87,125
45,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
5/6/24 @ 102.25(b) 42,075
35,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(b) 31,675
35,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(b) 31,106
25,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 26,563
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 34,650
35,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
5/6/24 @ 102.75(b) 33,469
384,539
Construction Materials (0.1%):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 16,125
35,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 37,275
15,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 15,544
68,944
Consumer Finance (1.5%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 386,204
85,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y+387
bps), 12/31/99, Callable 5/15/26 @ 100^ 73,622
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 603,096
275,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 270,376
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 342,325
110,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
5/6/24 @ 101.75 101,750
75,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102^ 63,937
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 437,750
2,279,060
Consumer Staples Distribution & Retail (0.7%):
35,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/6/24
@ 102.31(b) 33,819
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 5/6/24
@ 101.75(b) 71,500
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66^(b) 47,375
75,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 5/6/24 @ 102.5(b) 59,813
25,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 25,219

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 550,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 $ 445,500
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 176,625
30,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 30,412
65,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 5/6/24 @ 100(b) 64,919
30,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(b) 27,375
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 72,941
30,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 5/6/24 @ 103.38(b) 24,900
25,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 23,156
20,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 20,775
1,124,329
Containers & Packaging (0.3%):
65,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(b) 52,244
90,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 4/15/24 @ 101.03(b) 81,675
30,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 30,262
35,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @
100^ 29,706
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 14,944
75,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 73,594
30,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 26,700
35,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(b) 35,569
30,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(b) 30,563
55,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 52,800
25,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06^(b) 25,062
40,000 Sealed Air Corp/Sealed Air Corp. US, 7.25%,
2/15/31, Callable 11/15/26 @ 103.63(b) 41,550
494,669
Distributors (0.0%
†
):
40,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
5/6/24 @ 103.13(b) 37,450
15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 15,019
52,469
Diversified Consumer Services (0.0%
†
):
20,000 Sotheby's, 7.38%, 10/15/27, Callable 4/15/24 @
101.84^(b) 18,575
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 25,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) $ 25,813
44,388
Diversified REITs (0.4%):
75,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 64,125
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 25,135
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 89,964
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 319,256
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 94, 207
592,687
Diversified Telecommunication Services (0.9%):
110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 105,652
70,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 66,196
25,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
4/15/24 @ 102.81(b) 20,937
40,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 4/15/24 @ 103.75(b) 33,300
25,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 5/6/24 @ 102.94(b) 24,12 5
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 6,976
60,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 61,200
25,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28(b) 25,719
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 255,330
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 203,391
74,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 69,275
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 97,982
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 132,898
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 194,353
25,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
5/6/24 @ 100^(b) 20,562
30,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
5/6/24 @ 101.53(b) 21,000
1,338,896
Electric Utilities (0.7%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 5/6/24 @
102.13(b) 18,800
96,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 5/6/24 @
101.69(b) 94,200

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 70,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(b) $ 64,925
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 113,029
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 130,512
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 103,595
29,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(b) 27,985
40,000 NextEra Energy Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 40,800
40,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/22/24
@ 101.92 39,600
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 4/15/24
@ 101.69(b) 26,625
55,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 47,438
11,945 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(b) 11,826
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 90,971
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 127,583
40,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 38,000
18,863 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 18,839
110,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/15/24 @ 101.25(b) 106,425
40,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 41,800
1,142,953
Electrical Equipment (0.1%):
120,000 TK Elevator US Newco, Inc., 5.25%, 7/15/27,
Callable 5/6/24 @ 102.63(b) 115,500
60,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 55,800
171,300
Electronic Equipment, Instruments & Components (0.1%):
110,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) 103,262
Energy Equipment & Services (0.0%
†
):
30,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 30,525
Entertainment (0.0%
†
):
60,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(b) 52,650
Financial Services (2.5%):
55,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/6/24 @ 102.5(b) 49,775
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 10,513
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 222,481
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 101,582
480,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 473,886
25,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 23,375
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 $ 21,688
65,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38(b) 67,925
60,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(b) 50,550
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 181,585
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 116,282
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 56,864
45,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 45,450
940,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 930,606
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 10,400
25,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100^(b) 26,031
75,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/6/24 @ 103.38(b) 70,312
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 46,813
80,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 82,000
165,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 152,625
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 69,911
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,164
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 75,946
30,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25^(b) 27,712
15,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 15,319
25,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24 @
102.38^(b) 22,625
100,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
5/6/24 @ 102.13 48,000
20,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
4/15/24 @ 101.81 8,700
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 5/6/24 @ 100.88 22,969
140,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/6/24 @ 101.67^ 117,075
150,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 102,563
85,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(b) 76,925
230,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 217,701
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 7 5,615
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 190,762

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 70,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) $ 51,975
3,878,705
Food Products (0 .1%):
110,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 99,137
15,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
4/22/24 @ 101.88(b) 14,719
28,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 25,060
60,000 Post Holdings, Inc., 6.25%, 2/15/32, Callable
2/15/27 @ 103.13(b) 60,150
199,066
Ground Transportation (0.1%):
180,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(b) 170,775
Health Care Equipment & Supplies (0.1%):
105,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(b) 95,419
Health Care Providers & Services (1.5%):
50,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(b) 44,750
30,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(b) 27,300
5,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(b)(d) —
20,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(b) 19,150
30,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 26,550
630,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 597,713
100,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 4/22/24 @ 102.81(b) 92,000
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 4/22/24 @ 103(b) 87,000
55,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 39,600
90,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 92,700
45,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 5/6/24 @ 100(b) 44,775
30,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 30,375
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 61,919
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,150
85,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 75,863
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 207,314
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 99,275
25,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(b) 23,031
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 60,272
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 50,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) $ 53,438
20,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 20,100
25,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(b) 18,125
25,000 ModivCare, Inc., 5.88%, 11/15/25, Callable 5/6/24
@ 101.47(b) 24,344
60,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 53,100
70,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 5/6/24 @ 102.06(b) 65,100
40,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
5/6/24 @ 102.25^(b) 36,500
13,446 Radiology Partners, Inc., 8.50%, 1/31/29, Callable
5/6/24 @ 100^(b) 12,370
21,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 4/25/24 @ 100(b) 21,000
30,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 30,262
195,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/6/24 @ 103.06 194,269
65,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 59,962
35,000 Toledo Hospital (The), 6.02%, 11/15/48 29,006
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
5/6/24 @ 102.66(b) 12,650
2,284,963
Health Care REITs (0.7%):
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 27,787
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 85,326
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 338,213
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 387,886
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 190,900
1,030,112
Health Care Technology (0.0%
†
):
40,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(b) 37,000
Hotel & Resort REITs (0.1%):
55,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 52,250
60,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 49,200
101,450
Hotels, Restaurants & Leisure (0.5% ):
25,000 Affinity Interactive, 6.88%, 12/15/27, Callable
5/6/24 @ 103.44(b) 23,375
65,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
4/15/24 @ 104.06(b) 66,462
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31^(b) 59,069

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 70,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(b) $ 70,262
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
5/6/24 @ 100(b) 9,050
70,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 62,825
25,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5^(b) 23,250
20,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(b) 20,050
30,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 28,950
25,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25^(b) 22,781
105,000 MGM Resorts International, 5.75%, 6/15/25,
Callable 3/15/25 @ 100 104,738
85,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
5/6/24 @ 101.13(b) 79,900
40,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 41,400
110,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 101,475
713,587
Household Durables (0.2%):
35,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 31,850
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 15,150
30,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 26,850
20,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 19,850
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 15,825
40,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 35,150
45,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 5/6/24 @ 102^(b) 40,725
25,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 21,125
50,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 44,000
250,525
Household Products (0.0%
†
):
35,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 30,713
Independent Power and Renewable Electricity Producers
(0.5%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 338,932
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 254,800
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/15/24 @ 102.38^(b) 18,850
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers,
continued
$ 25,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(b) $ 21,438
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 5/6/24
@ 103.38(b) 18,650
40,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/6/24 @ 102.94^(b) 31,200
683,870
Industrial Conglomerates (0.1%):
85,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 92,013
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 15,544
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(b) 13,687
121,244
Industrial REITs (0.1%):
135,000 LXP Industrial Trust, 4.40%, 6/15/24, Callable
5/6/24 @ 100 134,098
Insurance (0.7%):
35,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(b) 32,462
25,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
5/6/24 @ 102.81(b) 23,000
35,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 34,387
30,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/6/24 @ 102.94(b) 27,713
340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 297,031
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 149,632
250,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 245,018
35,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(b) 32,419
35,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 35,394
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 262,706
1,139,762
IT Services (0.1%):
30,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(b) 26,738
50,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94^ 43,625
70,363
Leisure Products (0.1%):
20,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 19,900
20,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 20,650
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 5/6/24 @
102.94(b) 5,012
30,000 Mattel, Inc., 6.20%, 10/1/40 29,925
75,487

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.0%
†
):
$ 20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/22/24 @ 102.13(b) $ 18,750
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/6/24 @ 101.88(b) 13,650
32,400
Machinery (0.2%):
35,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 35,175
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
5/6/24 @ 102.31(b) 22,531
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(b) 14,850
30,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(b) 27,225
40,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06(b) 36,800
135,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(b) 123,525
25,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(b) 22,563
282,669
Media (1.2%):
45,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 5/6/24 @ 105.25(b) 20,700
10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 5/6/24
@ 102.13(b) 8,725
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 5/6/24
@ 103.06(b) 12,525
395,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b) 340,194
40,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 41,450
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 141,714
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 64,363
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 199,212
50,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5^(b) 51,875
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 19,950
65,000 CMG Media Corp., 8.88%, 12/15/27, Callable
4/15/24 @ 102.22(b) 43,225
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 92,300
30,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 15,075
745,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 4/22/24 @ 101.34(b)
(d) 21,419
75,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 71,185
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38^(b) 19,687
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 85,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81^(b) $ 72,250
140,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 5/6/24 @
101.19(b) 136,150
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 331,591
55,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 4/15/24 @ 103.31(b) 53,694
60,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104^(b) 61,125
1,818,409
Metals & Mining (0.1%):
30,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 28,125
40,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(b) 40,000
25,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 22,906
25,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 21,406
35,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 35,569
148,006
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 14,550
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
30,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 29,550
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 56,136
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100 247,225
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 45,285
292,510
Oil, Gas & Consumable Fuels (3.2%):
25,000 Apache Corp., 7.38%, 8/15/47 25,063
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 14,775
20,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 20,950
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 8,900
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
5/6/24 @ 104.5(b) 14,663
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 20,464
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 56,982
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 17,165
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 32,507
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 19,764

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 80,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/22/24 @ 103.38(b) $ 76,300
85,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 84,469
25,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/22/24
@ 101.92(b) 23,375
65,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 65,975
105,00 0 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 104,790
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 59,625
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 96,750
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b) 33,863
50,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 50,937
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
4/15/24 @ 101.75 17,990
25,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(b) 22,875
124,000 Energy Transfer LP, 3.90%, 5/15/24, Callable 5/6/24
@ 100 123,713
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 188,222
105,000 Energy Transfer LP, 6.00%, 2/1/29, Callable 5/6/24
@ 103(b) 105,787
55,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 57,613
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 373,818
65,000 Energy Transfer LP, Series A, 9.60% (TSFR3M+429
bps), 12/31/99, Callable 4/22/24 @ 100 64,594
60,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 59,400
70,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 65,450
45,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 44,066
45,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 5/6/24 @ 104 45,337
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 146,805
109,000 Hess Corp., 7.30%, 8/15/31 122,318
610,000 Hess Corp., 5.60%, 2/15/41 620,741
70,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 5/6/24 @ 100(b) 69,125
35,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(b) 32,025
40,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 40,600
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 19,575
35,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 35,131
408,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 193 ,762
42,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 4/22/24
@ 101.96 41,685
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 65,000 New Fortress Energy, Inc., 8.75%, 3/15/29, Callable
3/15/26 @ 104.38(b) $ 65,000
30,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 30,675
30,000 Northern Oil and Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38^(b) 31,650
50,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 45,188
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 124,600
50,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/6/24 @ 101.5 49,125
15,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/6/24
@ 101.44 14,981
30,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 29,475
45,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 46,462
15,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 15,431
45,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 44,663
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 220,800
38,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 39,330
20,000 SM Energy Co., 5.63%, 6/1/25, Callable 5/6/24
@ 100 19,850
25,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 22,937
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 5/6/24 @ 101 4,963
95,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/6/24 @ 101.96 93,575
60,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 56,850
30,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 29,850
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 1 7,950
13,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 12,740
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 385,000
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 211,587
4,930,631
Passenger Airlines (0.1%):
35,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 35,481
35,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 36,881
72,362

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Personal Care Products (0.0%
†
):
$ 25,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) $ 25,750
Pharmaceuticals (0.1%):
230,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 195,090
Professional Services (0.1%):
25,000 ASGN, Inc., 4.63%, 5/15/28, Callable 5/6/24 @
102.31(b) 23,562
90,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/6/24 @
102.25(b) 80,550
20,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56^(b) 20,525
124,637
Real Estate Management & Development (0.7%):
421,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 377,073
288,000 Brandywine Operating Partnership LP, 8.05%,
3/15/28, Callable 2/15/28 @ 100^ 290,907
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 124,208
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 91,987
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 22,617
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 69,835
35,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 27,825
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 93,035
40,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 39,400
1,136,887
Retail REITs (0.7%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 103,669
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 21,049
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 362,344
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 194,289
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 376,350
1,057,701
Semiconductors & Semiconductor Equipment (0.6%):
55,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 46,346
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 484,883
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 377,007
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/6/24 @ 101.94(b) 27,488
50,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 46,687
982,411
Principal Amount Value
Corporate Bonds, continued
Software (0.6%):
$ 90,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) $ 82,125
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(b) 18,625
25,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
5/6/24 @ 101.78(b) 25,000
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 23,656
110,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(b) 105,050
30,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/22/24
@ 101(b) 28,050
55,000 MicroStrategy, Inc., 6.13%, 6/15/28, Callable
6/15/24 @ 103.06^(b) 53,144
555,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 500,512
25,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 25,375
30,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 5/6/24 @ 100(b) 27,450
888,987
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 16,788
Specialty Retail (0.4%):
35,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(b) 26,425
35,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 32,200
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
5/6/24 @ 102.44(b) 13,650
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 45,118
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 189,245
95,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 96,781
66,000 Carvana Co., 5.88%, 10/1/28, Callable 4/15/24 @
104.41(b) 44,220
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(b) 6,400
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 44,550
30,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102^(b) 25,125
25,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
4/15/24 @ 102.63^(b) 21,250
40,000 Staples, Inc., 7.50%, 4/15/26, Callable 5/6/24 @
100(b) 39,050
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
5/6/24 @ 103.19(b) 19,300
35,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(b) 34,956
50,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 42,875
681,145

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.2%):
$ 90,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(b) $ 64,125
91,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 92,192
148,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 152,538
308,855
Textiles, Apparel & Luxury Goods (0.3%):
25,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06^(b) 21,594
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06^(b) 17,975
30,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 26,175
19,000 Tapestry, Inc., 7.05%, 11/27/25 19,373
53,000 Tapestry, Inc., 7.00%, 11/27/26 54,547
84,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 88,264
94,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 100,110
94,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 101,935
45,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(b) 36,000
465,973
Tobacco (0.0%
†
):
30,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
4/15/24 @ 101.41(b) 29,175
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 282,472
20,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 20,275
30,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 31,462
40,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 5/6/24 @ 103(b) 36,800
25,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(b) 25,438
40,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(b) 40,850
55,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 55,069
492,366
Wireless Telecommunication Services (0.5%):
175,000 Sprint Capital Corp., 6.88%, 11/15/28 186,156
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/15/24
@ 101.58 64,188
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 468,556
718,900
Total Corporate Bonds (Cost $47,306,439) 43,894,254
Principal Amount Value
Yankee Debt Obligations (6.6%):
Aerospace & Defense (0.1%):
$ 43,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 5/6/24
@ 103.56(b) $ 43,623
45,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 5/6/24
@ 103(b) 44,269
87,892
Banks (1.3%):
270,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 259,473
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(b) 179,809
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 545,623
286,000 NatWest Group plc, 3.07% (H15T1Y+255 bps),
5/22/28, Callable 5/22/27 @ 100 266,736
513,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(b) 476,356
47,000 UniCredit SpA, 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100(b) 45,847
23,000 UniCredit SpA, 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(b) 23,601
135,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 124,235
1,921,680
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38^(b) 8,275
Capital Markets (0.6%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 669,580
314,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(b) 285,410
954,990
Chemicals (0.2%):
25,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
5/6/24 @ 105.25(b) 25,875
85,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 82,131
30,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 28,612
95,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 89,063
10,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 10,300
25,000 SNF Group SACA, 3.13%, 3/15/27, Callable 5/6/24
@ 101.56(b) 23,031
259,012
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,356
Communications Equipment (0.0%
†
):
30,000 Nokia Oyj, 6.63%, 5/15/39 29,025
Containers & Packaging (0.1%):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 5/6/24 @ 101.5(b) 9,463
25,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) 22,937

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Containers & Packaging, continued
$ 45,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 5/6/24 @ 101.38(b) $ 44,212
76,612
Diversified Consumer Services (0.1%):
95,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 5/6/24 @
101.78(b) 95,000
Diversified Telecommunication Services (0.3%):
270,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
5/6/24 @ 101.5(b) 74,250
185,000 Altice France SA, 5.13%, 1/15/29, Callable 5/6/24
@ 102.56(b) 123,950
130,000 C&W Senior Finance, Ltd., 6.88%, 9/15/27, Callable
4/15/24 @ 101.72(b) 122,688
45,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 41,886
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 18,850
80,000 Telecom Italia Capital SA, 6.00%, 9/30/34 73,000
454,624
Electrical Equipment (0.0%
†
):
45,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/6/24 @ 102(b) 41,063
Energy Equipment & Services (0.0%
†
):
30,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 30,825
Financial Services (0.6%):
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
4/15/24 @ 101^(b) 20,580
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 246,433
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 193,975
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 200,783
50,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 50,938
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 30,900
25,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 25,219
25,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(b) 26,500
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,081
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 21,150
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 24,687
846,246
Health Care Providers & Services (0.0%
†
):
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(b) 18,625
Hotels, Restaurants & Leisure (0.4%):
55,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 5/6/24 @ 100(b) 54,863
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 80,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) $ 71,000
40,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) 41,750
45,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) 49,219
65,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 59,150
45,000 NCL Corp., Ltd., 3.63%, 12/15/24, Callable 4/15/24
@ 100(b) 44,212
55,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(b) 57,956
10,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 10,288
40,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(b) 39,500
50,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(b) 49,125
40,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(b) 41,400
30,000 Royal Caribbean Cruises, Ltd., 6.25%, 3/15/32,
Callable 3/15/27 @ 103.13(b) 30,225
25,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
5/6/24 @ 103.5(b) 24,906
50,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 54,625
628,219
Insurance (0.3%):
230,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 211,192
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(b) 193,937
405,129
Machinery (0.0%
†
):
65,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 5/6/24
@ 101.75(b) 64,675
Media (0.0%
†
):
50,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) 42,750
Metals & Mining (0.1%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,187
85,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 80,644
55,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 4/15/24 @ 103.44(b) 52,594
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,787
30,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(b) 30,600
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63^(b) 21,025
199,837
Oil, Gas & Consumable Fuels (1.4%):
30,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 30,300

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 35,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) $ 36,575
125,000 eG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 132,187
58,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 5/6/24
@ 101.78(b) 58,870
785,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 688,838
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,101,075
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 10,400
30,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 5/6/24
@ 103.44(b) 29,063
40,500 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
5/7/24 @ 101.72(b) 40,449
63,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 65,520
2,193,277
Passenger Airlines (0.0%
†
):
95,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 69,706
Pharmaceuticals (0.1%):
85,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
5/6/24 @ 100(b) 79,900
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 24,697
7,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 4,060
108,657
Software (0.1%):
30,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(b) 26,775
95,000 Open Text Corp., 3.88%, 2/15/28, Callable 5/6/24
@ 100.97(b) 87,994
114,769
Sovereign Bond (0.7%):
444,000 Dominican Republic International Bond, 5.50%,
1/27/25(b) 440,670
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 248,750
200,000 Qatar Government International Bond, 4.40%,
4/16/50(b) 176,600
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 208,434
1,074,454
Technology Hardware, Storage & Peripherals (0.0%
†
):
20,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(b) 21,475
Transportation Infrastructure (0.0%
†
):
55,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(b) 47,644
Wireless Telecommunication Services (0.2%):
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/15/24 @ 103.13(b) 306,337
Principal Amount Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services, continued
$ 60,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) $ 51,450
357,787
Total Yankee Debt Obligations (Cost $11,408,040) 10,167,604
U.S. Government Agency Mortgages (22.3%):
Government National Mortgage Association (4.6%):
2,670 5.00%, 6/15/34, Pool #629493 2,615
1,999 5.00%, 3/15/38, Pool #676766 1,989
1,329 5.00%, 4/15/38, Pool #672672 1,322
4,868 5.00%, 8/15/38, Pool #687818 4,941
43,473 5.00%, 1/15/39, Pool #705997 44,453
540 5.00%, 3/15/39, Pool #697946 552
76,189 5.00%, 3/15/39, Pool #646746 77,906
82,201 4.00%, 10/15/40, Pool #783143 78,645
22,522 4.00%, 10/20/40, Pool #4833 21,548
67,761 4.00%, 1/20/41, Pool #4922 64,831
186,168 4.50%, 3/20/41, Pool #4978 185,115
65,485 4.50%, 5/20/41, Pool #5055 65,115
135,439 4.00%, 5/20/41, Pool #5054 130,115
63,893 4.50%, 6/15/41, Pool #366975 62,761
43,329 4.50%, 6/20/41, Pool #5082 42,748
175,417 3.50%, 12/20/41, Pool #5258 163,057
306,735 4.00%, 1/20/42, Pool #5280 294,679
169,469 3.00%, 12/20/42, Pool #AA5872 150,372
109,093 3.00%, 12/20/42, Pool #MA0624 98,937
19,083 3.00%, 1/20/43, Pool #MA0698 17,203
236,604 3.50%, 2/20/43, Pool #MA0783 219,431
111,735 3.00%, 3/20/43, Pool #AA6146 100,624
47,970 3.00%, 3/20/43, Pool #AD8812 43,020
31,229 3.50%, 3/20/43, Pool #AD8884 28,971
32,754 3.50%, 4/20/43, Pool #AD9075 30,385
12,222 3.50%, 4/20/43, Pool #AB9891 11,338
2,737 4.00%, 7/20/44, Pool #MA2074 2,617
115,963 4.00%, 4/15/46, Pool #784232 111,191
17,824 3.50%, 7/20/46, Pool #784391 16,506
9,958 3.00%, 10/20/46, Pool #MA4003 8,937
520,365 3.00%, 12/20/46, Pool #MA4126 467,619
56,304 4.00%, 1/15/47, Pool #AX5857 53,901
49,257 4.00%, 1/15/47, Pool #AX5831 46,696
163,433 3.00%, 1/20/47, Pool #MA4195 146,867
98,931 3.00%, 2/20/47, Pool #MA4261 88,656
162,311 4.00%, 4/20/47, Pool #784303 154,576
163,978 4.00%, 4/20/47, Pool #784304 156,166
48,176 4.00%, 4/20/48, Pool #BG3507 45,748
53,441 4.00%, 4/20/48, Pool #BG7744 50,748
227,273 2.00%, 11/20/50, Pool #MA6994 186,688
363,908 2.00%, 1/20/51, Pool #MA7135 298,800
264,806 2.00%, 2/20/51, Pool #MA7192 217,386
93,823 2.50%, 6/20/51, Pool #MA7418 80,076
186,596 2.50%, 9/20/51, Pool #MA7589 159,172
49,498 4.00%, 10/20/52, Pool #MA8346 46,330
693,637 4.50%, 4/20/53, Pool #MA8799 666,709
175,000 2.00%, 3/20/54, TBA 143,450
200,000 6.50%, 4/20/54, TBA 203,344
150,000 5.50%, 4/20/54, TBA 149,930
275,000 2.00%, 4/20/54, TBA 225,285
225,000 2.50%, 4/20/54, TBA 191,777
600,000 2.50%, 5/20/54, TBA 511,875

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 200,000 5.50%, 5/20/54, TBA $ 199,781
350,000 2.00%, 5/20/54, TBA 287,055
300,000 6.50%, 5/20/54, TBA 304,688
7,165,247
Federal Home Loan Mortgage Corporation (6.9%):
16,032 2.50%, 6/1/31, Pool #G18604 14,793
28,189 2.50%, 7/1/31, Pool #V61246 25,920
46,162 2.50%, 8/1/31, Pool #V61273 42,344
172,410 3.50%, 3/1/32, Pool #C91403 163,800
532,089 3.50%, 7/1/32, Pool #C91467 505,506
4,627 2.50%, 8/1/32, Pool #G18654 4,325
4,901 2.50%, 11/1/32, Pool #G18665 4,581
150,996 2.50%, 12/1/32, Pool #G18669 141,137
23,029 2.50%, 3/1/33, Pool #G18680 21,400
9,358 2.50%, 4/1/33, Pool #G18683 8,696
53,850 3.00%, 4/1/33, Pool #G18684 50,772
4,732 2.50%, 5/1/33, Pool #G18687 4,356
101,676 2.50%, 7/1/33, Pool #G16661 93,317
21,750 3.00%, 4/1/34, Pool #G16829 20,860
201,142 3.50%, 10/1/34, Pool #C91793 189,389
402,364 4.00%, 5/1/37, Pool #C91938 388,622
16,937 3.50%, 4/1/40, Pool #V81744 15,501
35,365 3.50%, 5/1/40, Pool #V81750 32,370
36,908 3.50%, 6/1/40, Pool #V81792 33,782
22,331 3.50%, 8/1/40, Pool #V81886 20,438
15,044 3.50%, 9/1/40, Pool #V81958 13,769
23,975 4.50%, 1/1/41, Pool #A96051 23,715
23,128 4.50%, 3/1/41, Pool #A97673 22,742
132,138 2.00%, 3/1/41, Pool #SC0136 110,864
18,847 2.00%, 4/1/41, Pool #RB5108 15,877
36,776 4.50%, 4/1/41, Pool #A97942 36,164
128,496 5.00%, 6/1/41, Pool #G06596 131,281
19,582 2.00%, 7/1/41, Pool #RB5118 16,496
20,461 2.00%, 10/1/41, Pool #RB5131 17,236
451,220 4.50%, 1/1/42, Pool #G60517 450,110
135,392 2.00%, 4/1/42, Pool #SC0481 114,682
64,985 3.00%, 12/1/42, Pool #C04320 58,955
21,562 4.00%, 5/1/43, Pool #Q18481 20,508
21,725 4.00%, 7/1/43, Pool #Q19597 20,663
21,962 4.00%, 10/1/43, Pool #Q22499 20,888
154,073 3.50%, 1/1/44, Pool #G07922 141,234
20,823 4.00%, 1/1/44, Pool #V80950 19,702
78,147 3.50%, 1/1/44, Pool #G60271 72,950
88,061 4.00%, 1/1/45, Pool #Q30720 83,554
79,599 4.00%, 2/1/45, Pool #G07949 78,023
18,347 3.50%, 3/1/45, Pool #Q32328 16,996
38,353 3.50%, 3/1/45, Pool #Q32008 35,529
25,121 3.50%, 3/1/45, Pool #Q31974 23,271
96,378 3.50%, 5/1/45, Pool #Q33547 86,957
13,250 3.00%, 5/1/45, Pool #Q33468 11,986
19,003 3.50%, 6/1/45, Pool #Q33791 17,145
122,835 3.50%, 6/1/45, Pool #Q34164 110,827
102,747 3.00%, 6/1/45, Pool #Q34156 92,954
9,220 3.00%, 7/1/45, Pool #Q34979 8,197
28,478 3.00%, 7/1/45, Pool #Q34759 25,562
45,073 4.00%, 8/1/45, Pool #Q35845 43,317
7,284 4.00%, 9/1/45, Pool #Q37853 6,924
4,032 4.00%, 11/1/45, Pool #Q38812 3,781
147,454 3.50%, 11/1/45, Pool #Q37467 136,597
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 11,168 4.00%, 2/1/46, Pool #Q38783 $ 10,570
1,552 4.00%, 2/1/46, Pool #Q38879 1,466
8,189 4.00%, 2/1/46, Pool #Q38782 7,885
5,753 4.00%, 4/1/46, Pool #Q39975 5,540
23,729 4.00%, 4/1/46, Pool #V82292 22,819
47,770 3.50%, 5/1/46, Pool #Q40647 43,781
164,243 3.50%, 5/1/46, Pool #G60553 151,347
55,882 3.50%, 5/1/46, Pool #G60603 51,353
148,248 3.50%, 9/1/46, Pool #Q43257 136,237
7,683 4.00%, 9/1/47, Pool #Q50433 7,360
14,195 4.00%, 10/1/47, Pool #Q51189 13,598
10,329 4.00%, 2/1/48, Pool #Q54192 9,786
106,564 4.00%, 5/1/48, Pool #Q55992 100,772
331,857 4.00%, 6/1/48, Pool #G67713 316,867
41,594 4.00%, 7/1/48, Pool #Q59935 40,050
260,743 2.50%, 8/1/50, Pool #SD0430 219,468
317,226 2.50%, 10/1/50, Pool #SD7525 268,102
460,478 2.50%, 11/1/50, Pool #SD7530 387,872
36,326 2.50%, 2/1/51, Pool #SD7535 30,700
31,020 2.50%, 2/1/51, Pool #RA4575 25,979
24,816 2.50%, 3/1/51, Pool #RA4749 20,783
337,196 1.50%, 4/1/51, Pool #QC0798 253,768
581,946 3.00%, 5/1/51, Pool #QC1881 506,677
120,692 2.00%, 5/1/51, Pool #SD7541 97,067
12,138 2.00%, 7/1/51, Pool #QC4163 9,738
127,391 3.00%, 9/1/51, Pool #QC7496 110,548
292,202 2.00%, 10/1/51, Pool #RA6076 233,705
170,627 2.00%, 11/1/51, Pool #RA6302 135,818
433,302 2.00%, 11/1/51, Pool #RA6241 346,541
1,026,655 2.50%, 12/1/51, Pool #RA6435 857,588
175,538 2.00%, 12/1/51, Pool #RA6510 140,826
305,892 2.50%, 1/1/52, Pool #RA6622 255,606
266,244 2.00%, 2/1/52, Pool #RA6823 213,102
526,782 2.00%, 2/1/52, Pool #RA6820 419,593
219,978 3.50%, 3/1/52, Pool #RA6950 198,742
139,368 3.00%, 3/1/52, Pool #SD2219 120,985
577,263 3.00%, 3/1/52, Pool #RA6988 500,108
208,614 3.50%, 3/1/52, Pool #RA6949 188,153
86,691 5.50%, 9/1/52, Pool #SD1579 87,366
43,584 4.00%, 10/1/52, Pool #SD1772 40,849
93,734 5.00%, 11/1/52, Pool #SD1862 92,451
10,552,931
Federal National Mortgage Association (10.8%):
62,645 2.50%, 6/1/29, Pool #MA3734 59,304
40,652 2.50%, 9/1/31, Pool #AS8012 38,010
179,618 2.50%, 12/1/32, Pool #CA3748 168,237
865 4.50%, 7/1/33, Pool #720240 857
2,042 4.50%, 7/1/33, Pool #729327 2,023
3,335 4.50%, 8/1/33, Pool #723124 3,204
8,444 4.50%, 8/1/33, Pool #726928 8,128
6,640 4.50%, 8/1/33, Pool #726956 6,401
1,793 4.50%, 8/1/33, Pool #727029 1,776
2,338 4.50%, 8/1/33, Pool #727160 2,261
11,960 4.50%, 8/1/33, Pool #729380 11,895
2,384 4.50%, 8/1/33, Pool #729713 2,300
11,467 4.50%, 9/1/33, Pool #727147 11,410
4,109 4.50%, 9/1/33, Pool #734922 4,089
17,556 4.50%, 12/1/33, Pool #AL5321 17,475
73,053 3.50%, 8/1/34, Pool #CA4090 70,721

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 61,314 3.50%, 10/1/34, Pool #FM1579 $ 58,716
13,407 6.00%, 10/1/34, Pool #AL2130 13,837
46,943 3.50%, 2/1/35, Pool #CA5291 44,621
1,080,511 2.00%, 6/1/35, Pool #BP5619 966,044
28,591 4.50%, 9/1/35, Pool #AB8198 28,453
161,471 2.00%, 10/1/35, Pool #BK5705 144,365
258,175 6.00%, 5/1/36, Pool #745512 268,716
130,324 6.00%, 1/1/37, Pool #932030 136,089
23,792 6.00%, 3/1/37, Pool #889506 24,646
35,553 6.00%, 1/1/38, Pool #889371 36,501
13,271 6.00%, 3/1/38, Pool #889219 13,883
6,662 6.00%, 7/1/38, Pool #889733 6,864
34,199 4.50%, 3/1/39, Pool #AB0051 34,055
182,507 4.50%, 4/1/39, Pool #AB0043 181,813
125,657 2.50%, 8/1/39, Pool #MA3761 110,353
15,955 4.50%, 11/1/39, Pool #AC5442 15,643
49,195 6.00%, 5/1/40, Pool #AL2129 50,810
45,758 2.00%, 10/1/40, Pool #FM4644 38,485
113,909 2.00%, 11/1/40, Pool #MA4176 96,484
18,762 4.00%, 12/1/40, Pool #AA4757 17,988
16,842 2.00%, 12/1/40, Pool #MA4204 14,266
24,112 4.50%, 2/1/41, Pool #AH5580 23,896
17,946 2.00%, 2/1/41, Pool #MA4268 15,051
18,436 2.00%, 3/1/41, Pool #MA4287 15,462
54,446 2.00%, 4/1/41, Pool #CB0116 45,754
19,104 2.00%, 4/1/41, Pool #MA4311 16,093
19,343 2.00%, 5/1/41, Pool #MA4333 16,294
40,069 2.00%, 6/1/41, Pool #FM7891 33,673
19,681 2.00%, 6/1/41, Pool #MA4364 16,579
152,225 2.00%, 10/1/41, Pool #MA4446 128,231
421,651 1.50%, 11/1/41, Pool #MA4473 340,919
3,196 6.00%, 1/1/42, Pool #AL2128 3,186
776,534 2.00%, 5/1/42, Pool #FS4603 657,053
127,858 2.50%, 2/1/43, Pool #AB8465 111,233
28,722 4.00%, 10/1/43, Pool #BM1167 27,621
123,521 4.50%, 3/1/44, Pool #AL5082 121,024
7,039 4.00%, 12/1/44, Pool #AY0045 6,797
65,580 4.00%, 5/1/45, Pool #AZ1207 61,482
39,699 3.00%, 5/1/45, Pool #AS4972 35,054
20,876 4.00%, 6/1/45, Pool #AZ2719 19,675
93,239 4.00%, 6/1/45, Pool #AY8096 87,412
26,020 4.00%, 6/1/45, Pool #AZ3341 24,522
29,305 4.00%, 6/1/45, Pool #AY8126 27,881
23,278 5.00%, 6/1/45, Pool #AZ3448 23,601
105,918 4.00%, 7/1/45, Pool #AZ0833 99,825
34,728 3.00%, 8/1/45, Pool #AZ8288 30,664
12,197 3.00%, 8/1/45, Pool #AZ3728 10,771
89,438 3.00%, 8/1/45, Pool #AS5634 78,976
11,184 4.00%, 11/1/45, Pool #AZ0560 10,485
40,448 4.00%, 12/1/45, Pool #BA6404 37,920
29,432 4.50%, 2/1/46, Pool #BM5199 28,795
7,776 4.00%, 5/1/46, Pool #BC2276 7,345
217,714 3.50%, 5/1/46, Pool #BC0880 199,649
82,388 4.00%, 7/1/46, Pool #BC1443 78,085
26,114 4.50%, 8/1/46, Pool #AL9111 25,517
93,649 4.00%, 9/1/46, Pool #BC2843 88,757
285,277 3.50%, 12/1/46, Pool #BC9077 261,643
46,214 3.50%, 2/1/47, Pool #BE5696 42,109
348,589 4.50%, 2/1/47, Pool #AL9846 341,049
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 5,044 4.00%, 6/1/47, Pool #BH4269 $ 4,767
25,868 3.00%, 5/1/49, Pool #MA3670 22,609
98,659 3.50%, 1/1/50, Pool #FS3728 90,550
179,757 1.50%, 12/1/50, Pool #CA8005 135,725
238,548 2.50%, 4/1/51, Pool #FM6540 204,208
410,006 2.00%, 4/1/51, Pool #MA4305 325,129
140,310 2.50%, 5/1/51, Pool #MA4326 116,701
58,283 2.50%, 5/1/51, Pool #CB0388 48,560
427,370 1.50%, 6/1/51, Pool #MA4354 322,256
477,732 3.00%, 6/1/51, Pool #CB0850 416,702
9,722 2.00%, 7/1/51, Pool #BT1461 7,800
277,414 2.50%, 7/1/51, Pool #CB0997 232,425
41,660 2.50%, 8/1/51, Pool #CB1384 34,904
79,118 3.00%, 8/1/51, Pool #FM9973 68,841
167,021 2.50%, 9/1/51, Pool #CB1549 140,054
297,872 2.00%, 10/1/51, Pool #CB1801 238,979
225,088 2.00%, 10/1/51, Pool #CB1799 180,522
313,225 2.00%, 11/1/51, Pool #FM9568 252,095
197,824 2.00%, 11/1/51, Pool #FM9539 158,705
132,816 3.00%, 11/1/51, Pool #FM9632 115,883
169,613 3.00%, 11/1/51, Pool #FM9633 147,260
179,246 3.00%, 11/1/51, Pool #CB2164 156,284
677,362 2.50%, 11/1/51, Pool #FM9501 567,967
1,019,595 2.50%, 12/1/51, Pool #FM9865 854,972
482,067 2.00%, 12/1/51, Pool #CB2349 386,731
87,090 3.00%, 12/1/51, Pool #BT9503 75,576
91,173 3.00%, 12/1/51, Pool #FM9777 78,906
120,526 2.50%, 12/1/51, Pool #CB2376 100,977
128,726 2.00%, 12/1/51, Pool #CB2350 102,799
86,738 2.00%, 12/1/51, Pool #CB2348 69,586
56,764 3.00%, 12/1/51, Pool #CB2420 49,493
169,024 2.50%, 12/1/51, Pool #CB2320 141,733
131,441 2.00%, 12/1/51, Pool #CB2347 105,787
344,176 2.00%, 1/1/52, Pool #FS0288 273,856
792,607 2.00%, 1/1/52, Pool #FS0286 635,857
138,833 3.00%, 2/1/52, Pool #CB2886 120,527
213,609 3.00%, 2/1/52, Pool #FS0631 186,239
845,390 2.00%, 2/1/52, Pool #CB2842 673,334
47,060 3.50%, 3/1/52, Pool #CB3128 42,447
45,146 4.00%, 4/1/52, Pool #FS1647 42,239
185,367 5.50%, 10/1/52, Pool #CB4843 185,868
46,622 5.00%, 11/1/52, Pool #FS3295 46,264
88,068 5.00%, 11/1/52, Pool #FS3248 86,647
183,420 5.00%, 11/1/52, Pool #CB5128 181,919
45,070 5.50%, 6/1/53, Pool #CB6642 45,399
94,073 5.50%, 6/1/53, Pool #CB6527 94,756
94,314 6.00%, 6/1/53, Pool #CB6538 96,729
284,928 5.50%, 7/1/53, Pool #CB6673 286,798
148,297 5.50%, 8/1/53, Pool #CB6911 149,321
147,877 6.50%, 9/1/53, Pool #CB7134 153,241
146,319 6.50%, 11/1/53, Pool #CB7520 151,199
75,000 2.00%, 4/25/54, TBA 59,332
50,000 3.00%, 4/25/54, TBA 43,062
600,000 6.50%, 4/25/54, TBA 613,031
150,000 3.00%, 5/25/54, TBA 129,328
200,000 2.50%, 5/25/54, TBA 165,719
350,000 2.00%, 5/25/54, TBA 277,320
16,606,724
Total U.S. Government Agency Mortgages (Cost $38,045,572) 34,324,902

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2024 :
(Unaudited)
Principal Amount Value
U.S. Treasury Obligations (27.7%):
U.S. Treasury Bonds (13.6%):
$ 3,103,000 1.75%, 8/15/41 $ 2,096,464
7,836,000 2.00%, 8/15/51 4,864,442
5,300,000 3.63%, 2/15/53 4,662,344
700,000 3.63%, 5/15/53 616,219
8,364,000 4.13%, 8/15/53 8,054,271
600,000 4.25%, 2/15/54 591,281
20,885,021
U.S. Treasury Notes (14.1%):
360,000 3.63%, 3/31/30 348,750
1,700,000 4.38%, 11/30/30 1,715,406
1,700,000 4.00%, 1/31/31 1,679,016
2,500,000 4.25%, 2/28/31 2,506,250
10,800,000 3.50%, 2/15/33 10,238,062
4,700,000 3.38%, 5/15/33 4,407,719
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 790,000 4.00%, 2/15/34 $ 777,656
21,672,859
Total U.S. Treasury Obligations (Cost $47,610,340) 42,557,880
Shares
Unaffiliated Investment Companies (4.1%):
Money Markets (4.1%):
2,060,528 BlackRock Liquidity FedFund, Institutional Class,
5.07%(e)(f) 2,060,528
4,212,192 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(f) 4,212,192
Total Unaffiliated Investment Companies (Cost $6,272,720) 6,272,720
Total Investment Securities
(Cost $173,239,075) — 103.4% 158,930,354
Net other assets (liabilities) — (3.4)% (5,277,426)
Net Assets — 100.0% $ 153,652,928
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,978,677.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(f) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 0.2%
Bermuda 0.1%
British Virgin Islands —%
†
Canada 0.6%
Cayman Islands 6.0%
Dominican Republic 0.4%
Finland —%
†
France 0.4%
Germany 0.4%
Hong Kong 0.1%
Ireland 0.4%
Italy 0.4%

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Country Percentage
Jersey 0.2%
Liberia 0.1%
Luxembourg 0.5%
Marshall Island —%
†
Mauritius —%
†
Mexico 1.2%
Netherlands 0.1%
Panama 0.1%
Qatar 0.1%
Saudi Arabia 0.1%
Spain —%
†
Switzerland 0.2%
United Arab Emirates 0.1%
United Kingdom 0.5%
United States 87.8%
100.0%
† Represents less than 0.05%.
Securities Sold Short (-0.1%):
At March 31, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgage
Government National Mortgage Association
Government National Mortgage Association 2.00% 3/20/54 $ (175,000) $ (142,399) $ (143,450)
$(142,399) $(143,450)

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.1%):
Aerospace & Defense (2.3%):
43,536 Airbus SE $ 8,029,379
223,715 BAE Systems plc 3,809,767
1,522 Dassault Aviation SA 334,924
1,993 Elbit Systems, Ltd. 416,778
7,036 Kongsberg Gruppen ASA 486,793
21,426 Leonardo SpA 538,191
98,804 Melrose Industries plc 838,384
4,024 MTU Aero Engines AG 1,020,918
3,184 Rheinmetall AG 1,789,139
623,821 Rolls-Royce Holdings plc* 3,354,117
6,378 Saab AB, Class B 567,296
25,202 Safran SA 5,705,964
106,100 Singapore Technologies Engineering, Ltd. 316,295
7,026 Thales SA 1,197,604
28,405,549
Air Freight & Logistics (0.5%):
72,595 Deutsche Post AG 3,125,763
13,013 DSV A/S 2,114,804
5,800 NIPPON EXPRESS HOLDINGS, Inc. 296,003
25,400 SG Holdings Co., Ltd. 321,651
17,600 Yamato Holdings Co., Ltd. 253,434
6,111,655
Automobile Components (0.7%):
10,600 Aisin Corp. 432,576
41,700 Bridgestone Corp. 1,850,063
49,455 Cie Generale des Etablissements Michelin SCA 1,895,848
8,230 Continental AG 593,956
137,400 Denso Corp. 2,629,375
16,300 Koito Manufacturing Co., Ltd. 219,535
54,000 Sumitomo Electric Industries, Ltd. 836,329
8,457,682
Automobiles (3.6%):
23,502 Bayerische Motoren Werke AG 2,711,318
9,270 Ferrari NV 4,039,826
339,100 Honda Motor Co., Ltd. 4,194,522
44,700 Isuzu Motors, Ltd. 604,054
41,400 Mazda Motor Corp. 484,239
59,252 Mercedes-Benz Group AG 4,718,967
178,600 Nissan Motor Co., Ltd. 708,380
14,578 Renault SA 735,811
161,337 Stellantis NV 4,577,231
44,600 Subaru Corp. 1,015,232
117,200 Suzuki Motor Corp. 1,337,106
778,430 Toyota Motor Corp. 19,569,294
1,948 Volkswagen AG 297,554
45,248 Volvo Car AB, Class B* 171,172
67,500 Yamaha Motor Co., Ltd. 621,759
45,786,465
Banks (10.0%):
33,033 ABN AMRO Bank NV, CV 566,607
114,136 AIB Group plc 578,798
220,130 ANZ Group Holdings, Ltd. 4,216,690
428,144 Banco Bilbao Vizcaya Argentaria SA 5,099,793
93,554 Banco BPM SpA 622,455
1,186,038 Banco Santander SA 5,794,448
Shares Value
Common Stocks, continued
Banks, continued
96,434 Bank Hapoalim BM $ 904,368
109,002 Bank Leumi Le-Israel BM 906,210
80,996 Bank of Ireland Group plc 826,448
2,155 Banque Cantonale Vaudoise, Registered Shares 250,548
1,118,886 Barclays plc 2,599,491
75,780 BNP Paribas SA 5,392,390
278,000 BOC Hong Kong Holdings, Ltd. 744,954
280,011 CaixaBank SA^ 1,357,281
41,200 Chiba Bank, Ltd. (The) 343,017
75,819 Commerzbank AG 1,041,054
122,927 Commonwealth Bank of Australia 9,663,864
78,500 Concordia Financial Group, Ltd. 394,651
78,119 Credit Agricole SA 1,163,585
50,923 Danske Bank A/S 1,526,378
133,000 DBS Group Holdings, Ltd. 3,558,298
69,245 DNB Bank ASA 1,375,137
24,825 Erste Group Bank AG 1,105,283
45,709 FinecoBank Banca Fineco SpA 684,391
58,300 Hang Seng Bank, Ltd. 638,917
1,405,332 HSBC Holdings plc 10,982,541
243,927 ING Groep NV 4,016,708
1,074,100 Intesa Sanpaolo SpA 3,896,486
92,143 Israel Discount Bank, Ltd., Class A 476,978
106,800 Japan Post Bank Co., Ltd. 1,149,427
18,368 KBC Group NV 1,379,915
4,639,205 Lloyds Banking Group plc 3,036,194
35,689 Mediobanca Banca di Credito Finanziario SpA 531,655
815,100 Mitsubishi UFJ Financial Group, Inc. 8,292,505
10,975 Mizrahi Tefahot Bank, Ltd. 411,802
176,763 Mizuho Financial Group, Inc. 3,497,915
228,983 National Australia Bank, Ltd. 5,168,246
408,264 NatWest Group plc 1,366,972
232,573 Nordea Bank Abp 2,591,037
245,299 Oversea-Chinese Banking Corp., Ltd. 2,454,522
153,787 Resona Holdings, Inc. 950,247
317,881 Sberbank of Russia*(a)(b) —
33,000 Shizuoka Financial Group, Inc. 313,812
12,770 SinoPac Financial Holdings Co., Ltd. 8,584
116,222 Skandinaviska Enskilda Banken AB, Class A 1,572,297
53,010 Societe Generale SA 1,426,011
168,045 Standard Chartered plc 1,423,779
93,269 Sumitomo Mitsui Financial Group, Inc. 5,453,269
47,506 Sumitomo Mitsui Trust Holdings, Inc. 1,024,416
106,048 Svenska Handelsbanken AB, Class A^ 1,072,703
61,517 Swedbank AB, Class A^ 1,220,874
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
113,218 UniCredit SpA 4,295,870
95,173 United Overseas Bank, Ltd. 2,069,017
97,280,589 VTB Bank PJSC*(a)(b) —
258,473 Westpac Banking Corp. 4,401,283
125,840,121
Beverages (1.7%):
63,924 Anheuser-Busch InBev SA/NV 3,887,867
35,100 Asahi Group Holdings, Ltd. 1,288,818
7,368 Carlsberg AS, Class B 1,009,695
14,869 Coca-Cola Europacific Partners plc 1,050,091
16,149 Coca-Cola HBC AG 510,200

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
45,956 Davide Campari-Milano NV, Class M $ 461,721
164,613 Diageo plc 6,078,024
9,544 Heineken Holding NV 769,854
20,928 Heineken NV 2,016,254
57,400 Kirin Holdings Co., Ltd. 797,673
14,904 Pernod Ricard SA 2,409,487
1,876 Remy Cointreau SA 188,923
10,600 Suntory Beverage & Food, Ltd. 358,364
60,896 Treasury Wine Estates, Ltd. 496,269
21,323,240
Biotechnology (0.8%):
4,411 Argenx SE* 1,740,813
157 Celltrion, Inc. 21,423
35,438 CSL, Ltd. 6,659,133
4,785 Genmab A/S* 1,431,889
22,071 Grifols SA* 198,312
15,220 Swedish Orphan Biovitrum AB* 379,707
10,431,277
Broadline Retail (0.8%):
7,159 Global-e Online, Ltd.* 260,229
2,694 Hanwha Galleria Corp.* 2,846
9,068 Next plc 1,058,539
965 Ozon Holdings plc, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 773,748
106,697 Prosus NV 3,343,020
109,300 Rakuten Group, Inc. 620,309
83,298 Wesfarmers, Ltd. 3,715,330
9,774,021
Building Products (0.9%):
14,700 AGC, Inc. 533,110
73,704 Assa Abloy AB, Class B 2,114,638
33,679 Cie de Saint-Gobain SA 2,611,307
19,300 Daikin Industries, Ltd. 2,640,394
2,499 Geberit AG, Registered Shares 1,476,832
11,157 Kingspan Group plc 1,015,522
112,612 Nibe Industrier AB, Class B 552,931
594 ROCKWOOL A/S, Class B 196,083
10,800 TOTO, Ltd. 303,034
11,443,851
Capital Markets (2.8%):
72,139 3i Group plc 2,554,928
124,417 abrdn plc 221,918
3,998 Amundi SA 274,264
14,457 ASX, Ltd. 625,628
100,600 Daiwa Securities Group, Inc. 765,690
140,674 Deutsche Bank AG, Registered Shares 2,212,383
14,090 Deutsche Boerse AG 2,882,563
26,438 EQT AB 835,322
6,467 Euronext NV 615,010
4,262 Futu Holdings, Ltd., ADR* 230,787
27,012 Hargreaves Lansdown plc 251,216
88,293 Hong Kong Exchanges & Clearing, Ltd. 2,575,244
35,900 Japan Exchange Group, Inc. 972,376
15,111 Julius Baer Group, Ltd. 872,431
30,410 London Stock Exchange Group plc 3,641,731
26,963 Macquarie Group, Ltd. 3,508,457
Shares Value
Common Stocks, continued
Capital Markets, continued
222,900 Nomura Holdings, Inc. $ 1,426,179
1,644 Partners Group Holding AG 2,349,603
18,590 SBI Holdings, Inc. 487,289
63,052 Schroders plc 300,322
64,600 Singapore Exchange, Ltd. 441,321
41,470 St James's Place plc 243,966
45,462 The Moscow Exchange(a)(b) —
242,273 UBS Group AG 7,447,210
35,735,838
Chemicals (3.1%):
38,438 Air Liquide SA 8,009,419
12,787 Akzo Nobel NV 953,606
4,464 Arkema SA 469,500
94,300 Asahi Kasei Corp. 690,783
65,132 BASF SE 3,718,891
17,007 Clariant AG, Registered Shares 229,866
13,496 Covestro AG* 738,216
9,336 Croda International plc 578,925
13,562 DSM-Firmenich AG 1,540,843
509 EMS-Chemie Holding AG 390,433
15,736 Evonik Industries AG 311,060
679 Givaudan SA, Registered Shares 3,034,304
2,389 Hanwha Solutions Corp. 48,963
53,836 ICL Group, Ltd. 285,192
14,100 JSR Corp. 403,438
97,000 Mitsubishi Chemical Group Corp. 590,925
11,800 Mitsui Chemicals, Inc. 346,061
66,900 Nippon Paint Holdings Co., Ltd. 481,252
12,000 Nippon Sanso Holdings Corp. 376,766
8,900 Nissan Chemical Corp. 337,292
10,800 Nitto Denko Corp. 987,100
27,664 Novonesis (Novozymes) B 1,623,910
8,000 OCI NV 218,918
34,383 Orica, Ltd. 409,795
1,447 PhosAgro PJSC*(a)(b) —
27 PhosAgro Public Joint Stock Co., GDR*(a) —
132,200 Shin-Etsu Chemical Co., Ltd. 5,801,163
11,149 Sika AG, Registered Shares 3,320,234
5,641 Syensqo SA* 534,000
9,583 Symrise AG 1,147,017
104,900 Toray Industries, Inc. 503,991
14,846 Umicore SA 319,956
12,572 Yara International ASA 398,499
38,800,318
Commercial Services & Supplies (0.4%):
99,599 Brambles, Ltd. 1,049,939
14,400 Dai Nippon Printing Co., Ltd. 441,429
183,555 Rentokil Initial plc 1,095,179
15,200 Secom Co., Ltd. 1,102,293
37,053 Securitas AB, Class B 381,723
16,200 TOPPAN Holdings, Inc. 406,011
4,476,574
Communications Equipment (0.2%):
384,362 Nokia Oyj 1,359,739
212,188 Telefonaktiebolaget LM Ericsson, Class B^ 1,168,216
2,527,955

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering (0.8%):
16,050 ACS Actividades de Construccion y Servicios SA $ 671,481
13,469 Bouygues SA 549,639
5,281 Eiffage SA 598,677
37,731 Ferrovial SE 1,493,069
31,800 Kajima Corp. 652,189
49,300 Obayashi Corp. 585,679
41,000 Shimizu Corp. 264,878
24,861 Skanska AB, Class B^ 441,881
11,900 Taisei Corp. 433,217
36,704 Vinci SA 4,700,692
10,391,402
Construction Materials (0.8%):
50,796 CRH plc 4,381,363
9,680 Heidelberg Materials AG 1,064,622
38,051 Holcim AG 3,463,546
32,468 James Hardie Industries plc, CDI* 1,303,441
10,212,972
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.1%):
47,300 Aeon Co., Ltd. 1,121,382
41,469 Carrefour SA 709,585
96,427 Coles Group, Ltd. 1,066,293
102,013 Endeavour Group, Ltd. 366,230
117,810 J Sainsbury plc 402,527
21,353 Jeronimo Martins SGPS SA 423,615
19,670 Kesko Oyj, Class B 367,209
11,400 Kobe Bussan Co., Ltd. 279,271
69,634 Koninklijke Ahold Delhaize NV 2,081,759
26,100 MatsukiyoCocokara & Co. 419,264
40,830 Ocado Group plc* 235,218
167,700 Seven & i Holdings Co., Ltd. 2,441,325
526,385 Tesco plc 1,969,387
90,574 Woolworths Group, Ltd. 1,957,489
3,565 X5 Retail Group NV, GDR*(a) —
13,840,554
Containers & Packaging (0.1%):
23,221 SIG Group AG 514,915
18,752 Smurfit Kappa Group plc 855,305
1,370,220
Distributors (0.0%
†
):
1,697 D'ieteren Group 376,051
Diversified Consumer Services (0.1%):
18,013 IDP Education, Ltd. 210,232
44,154 Pearson plc 580,305
790,537
Diversified REITs (0.2%):
140,533 GPT Group (The) 419,534
324 KDX Realty Investment Corp. 344,939
51,805 Land Securities Group plc 429,852
294,602 Mirvac Group 454,417
322 Nomura Real Estate Master Fund, Inc. 318,452
Shares Value
Common Stocks, continued
Diversified REITs, continued
178,980 Stockland $ 567,053
2,534,247
Diversified Telecommunication Services (1.6%):
464,111 BT Group plc 642,076
34,279 Cellnex Telecom SA 1,211,907
236,718 Deutsche Telekom AG 5,745,593
10,800 Elisa Oyj 481,731
276,525 HKT Trust & HKT, Ltd. 322,595
23,253 Infrastrutture Wireless Italiane SpA 264,139
250,757 Koninklijke KPN NV 937,593
2,161,200 Nippon Telegraph & Telephone Corp. 2,573,319
138,090 Orange SA 1,622,010
600,200 Singapore Telecommunications, Ltd. 1,125,115
142,233 Spark New Zealand, Ltd. 404,753
1,896 Swisscom AG, Registered Shares 1,159,318
761,503 Telecom Italia SpA/Milano*^ 184,318
360,494 Telefonica SA 1,592,547
47,918 Telenor ASA 533,150
169,922 Telia Co. AB 435,540
305,854 Telstra Group, Ltd. 769,794
20,005,498
Electric Utilities (1.7%):
1,525 Acciona SA 185,670
1,549 BKW AG 237,720
49,000 Chubu Electric Power Co., Inc. 639,208
41,570 CK Infrastructure Holdings, Ltd. 243,278
118,000 CLP Holdings, Ltd. 940,799
236,366 EDP - Energias de Portugal SA 921,979
1,961 Elia Group SA/NV 211,956
23,227 Endesa SA 430,489
593,500 Enel SpA 3,917,443
33,332 Fortum Oyj^ 411,317
449,899 Iberdrola SA 5,585,097
952,130 Inter Rao Ues PJSC*(a)(b) —
49,600 Kansai Electric Power Co., Inc. (The) 706,805
47,377 Mercury NZ, Ltd. 196,044
131,008 Origin Energy, Ltd. 785,565
13,975 Orsted AS 786,968
105,500 Power Assets Holdings, Ltd. 617,418
30,305 Redeia Corp. SA 517,313
79,064 SSE plc 1,648,227
107,486 Terna - Rete Elettrica Nazionale 891,256
110,900 Tokyo Electric Power Co. Holdings, Inc.* 674,396
5,165 Verbund AG 378,168
20,927,116
Electrical Equipment (1.9%):
118,014 ABB, Ltd., Registered Shares 5,478,258
8,900 Fuji Electric Co., Ltd. 596,819
19,660 Legrand SA 2,079,703
142,700 Mitsubishi Electric Corp. 2,392,184
30,100 NIDEC Corp. 1,242,639
19,468 Prysmian SpA 1,016,580
39,838 Schneider Electric SE 9,007,423
36,789 Siemens Energy AG* 674,860
74,789 Vestas Wind Systems A/S* 2,077,906
24,566,372

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.3%):
8,200 Azbil Corp. $ 226,990
28,976 Halma plc 865,642
10,200 Hamamatsu Photonics KK 359,585
151,868 Hexagon AB, Class B 1,798,058
2,114 Hirose Electric Co., Ltd. 217,161
8,100 Ibiden Co., Ltd. 363,608
14,180 Keyence Corp. 6,594,562
94,600 Kyocera Corp. 1,263,703
126,300 Murata Manufacturing Co., Ltd. 2,376,948
12,500 Omron Corp. 448,096
18,100 Shimadzu Corp. 504,856
28,700 TDK Corp. 1,410,078
17,300 Yokogawa Electric Corp. 398,763
16,828,050
Energy Equipment & Services (0.1%):
33,003 Tenaris SA 652,021
Entertainment (0.8%):
48,936 Bollore SE 326,678
26,800 Capcom Co., Ltd. 502,506
7,100 Konami Group Corp. 483,400
23,300 Nexon Co., Ltd. 387,050
76,600 Nintendo Co., Ltd. 4,193,092
27,429 Sea, Ltd., ADR* 1,473,212
6,500 Square Enix Holdings Co., Ltd. 250,151
7,300 Toho Co., Ltd. 242,650
60,896 Universal Music Group NV 1,830,815
9,689,554
Financial Services (1.1%):
1,622 Adyen NV* 2,747,160
18,074 Edenred SE 963,425
2,915 Eurazeo SE 255,316
6,631 EXOR NV 736,846
6,764 Groupe Bruxelles Lambert NV 511,478
8,804 Industrivarden AB, Class A 302,935
9,776 Industrivarden AB, Class C^ 335,859
126,869 Investor AB, Class B 3,180,908
5,444 L E Lundbergforetagen AB, Class B 294,893
166,799 M&G plc 464,694
62,300 Mitsubishi HC Capital, Inc. 434,228
44,818 Nexi SpA* 284,165
86,400 ORIX Corp. 1,889,324
1,204 Sofina SA 269,859
15,913 Washington H Soul Pattinson & Co., Ltd. 348,485
43,195 Wise plc, Class A* 506,830
19,597 Worldline SA* 242,591
13,768,996
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products (2.6%):
35,200 Ajinomoto Co., Inc. 1,314,138
24,914 Associated British Foods plc 786,287
273 Barry Callebaut AG, Registered Shares 396,313
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
7 Chocoladefabriken Lindt & Spruengli AG 844,417
68 Chocoladefabriken Lindt & Spruengli AG, Class PC 813,620
Shares Value
Common Stocks, continued
Food Products, continued
47,157 Danone SA $ 3,046,600
7,602 JDE Peet's NV 159,578
12,132 Kerry Group plc, Class A 1,041,087
50,500 Kikkoman Corp. 648,105
32 Lotus Bakeries NV 308,941
16,904 MEIJI Holdings Co., Ltd. 368,856
31,757 Mowi ASA 583,892
196,076 Nestle SA, Registered Shares 20,822,895
15,300 Nissin Foods Holdings Co., Ltd. 421,886
53,120 Orkla ASA 374,923
4,854 Salmar ASA 321,012
563,797 WH Group, Ltd. 372,083
145,100 Wilmar International, Ltd. 368,190
18,400 Yakult Honsha Co., Ltd. 375,876
33,368,699
Gas Utilities (0.3%):
89,389 APA Group 490,070
18,899 Enagas SA 280,818
838,135 Hong Kong & China Gas Co., Ltd. 635,755
27,400 Osaka Gas Co., Ltd. 617,192
153,285 Snam SpA 723,423
27,100 Tokyo Gas Co., Ltd. 617,352
3,364,610
Ground Transportation (0.6%):
139,342 Aurizon Holdings, Ltd. 363,365
57,700 Central Japan Railway Co. 1,432,657
66,939 East Japan Railway Co. 1,283,583
129,237 Grab Holdings, Ltd.* 405,804
16,800 Hankyu Hanshin Holdings, Inc. 481,416
10,500 Keisei Electric Railway Co., Ltd. 426,439
12,800 Kintetsu Group Holdings Co., Ltd. 372,847
112,994 MTR Corp., Ltd. 372,498
23,500 Odakyu Electric Railway Co., Ltd. 323,804
14,300 Tobu Railway Co., Ltd. 357,342
35,300 Tokyu Corp. 429,268
33,600 West Japan Railway Co. 700,113
6,949,136
Health Care Equipment & Supplies (2.0%):
36,453 Alcon, Inc. 3,018,427
14,100 Asahi Intecc Co., Ltd. 247,233
3,108 BioMerieux 342,348
2,842 Carl Zeiss Meditec AG, Class BR 355,020
4,749 Cochlear, Ltd. 1,044,379
9,367 Coloplast A/S, Class B 1,267,934
7,748 Demant A/S* 386,343
1,912 DiaSorin SpA 184,417
21,552 EssilorLuxottica SA 4,887,196
43,974 Fisher & Paykel Healthcare Corp., Ltd. 673,634
17,368 Getinge AB, B Shares 349,287
133 HLB, Inc.* 10,841
25,900 Hoya Corp. 3,242,641
55,444 Koninklijke Philips NV* 1,111,660
86,300 Olympus Corp. 1,241,719
20,627 Siemens Healthineers AG* 1,262,103
65,734 Smith & Nephew plc 831,065
3,793 Sonova Holding AG 1,098,008
8,247 Straumann Holding AG, Class R 1,316,654

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
37,500 Sysmex Corp. $ 669,196
99,400 Terumo Corp. 1,822,181
25,362,286
Health Care Providers & Services (0.2%):
8,641 Amplifon SpA 315,052
11,228 EBOS Group, Ltd. 229,656
15,701 Fresenius Medical Care AG 603,763
30,247 Fresenius SE & Co. KGaA 815,635
13,523 Ramsay Health Care, Ltd. 497,962
34,633 Sonic Healthcare, Ltd. 663,560
3,125,628
Health Care Technology (0.0%
†
):
32,200 M3, Inc. 464,090
Hotels, Restaurants & Leisure (1.7%):
13,933 Accor SA 650,313
33,584 Amadeus IT Group SA 2,153,517
41,237 Aristocrat Leisure, Ltd. 1,155,361
125,019 Compass Group plc 3,663,197
13,159 Delivery Hero SE* 376,357
48,536 Entain plc 487,783
13,252 Evolution AB 1,645,822
13,079 Flutter Entertainment plc* 2,582,972
164,000 Galaxy Entertainment Group, Ltd. 824,419
437,457 Genting Singapore, Ltd. 286,351
12,080 InterContinental Hotels Group plc 1,256,337
7,421 La Francaise des Jeux SAEM 302,436
169,008 Lottery Corp., Ltd. (The) 567,141
5,629 McDonald's Holdings Co. Japan, Ltd. 253,231
17,520 Meituan, Class W* 216,436
79,800 Oriental Land Co., Ltd. 2,556,540
184,732 Sands China, Ltd.* 520,995
6,718 Sodexo SA 575,933
14,032 Whitbread plc 587,649
7,400 Zensho Holdings Co., Ltd. 308,178
20,970,968
Household Durables (1.0%):
71,626 Barratt Developments plc 430,669
7,202 Berkeley Group Holdings plc 433,002
11,900 Iida Group Holdings Co., Ltd. 153,896
161,000 Panasonic Holdings Corp. 1,536,239
23,175 Persimmon plc 384,443
1,891 SEB SA 242,483
29,700 Sekisui Chemical Co., Ltd. 434,356
44,200 Sekisui House, Ltd. 1,005,510
16,000 Sharp Corp.* 89,151
92,600 Sony Group Corp. 7,937,105
259,842 Taylor Wimpey plc 450,250
13,097,104
Household Products (0.4%):
44,516 Essity AB, Class B^ 1,057,403
7,943 Henkel AG & Co. KGaA 571,997
52,639 Reckitt Benckiser Group plc 2,993,970
29,100 Unicharm Corp. 926,205
5,549,575
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. $ 1,267
19,458 EDP Renovaveis SA 263,911
103,728 Meridian Energy, Ltd. 366,151
45,797 RWE AG 1,554,030
2,185,359
Industrial Conglomerates (1.7%):
191,744 CK Hutchison Holdings, Ltd. 927,013
7,191 DCC plc 523,354
1,500 Hikari Tsushin, Inc. 281,877
67,820 Hitachi, Ltd. 6,195,479
10,043 Investment AB Latour, Class B 263,890
6,600 Jardine Cycle & Carriage, Ltd. 118,201
12,100 Jardine Matheson Holdings, Ltd. 451,196
111,400 Keppel, Ltd. 606,400
17,272 Lifco AB, Class B 450,519
56,119 Siemens AG, Registered Shares 10,711,934
23,942 Smiths Group plc 496,617
21,026,480
Industrial REITs (0.4%):
267,083 CapitaLand Ascendas REIT 549,073
340 GLP J-Reit 285,376
125,465 Goodman Group 2,764,119
271,034 Mapletree Logistics Trust 293,248
184 Nippon Prologis REIT, Inc. 327,937
93,922 Segro plc 1,069,649
12,391 Warehouses De Pauw CVA 353,363
5,642,765
Insurance (5.1%):
18,341 Admiral Group plc 656,305
107,828 Aegon, Ltd. 656,921
10,748 Ageas SA/NV 497,768
832,800 AIA Group, Ltd. 5,589,055
28,766 Allianz SE, Registered Shares+ 8,619,558
11,400 ASR Nederland NV 558,032
75,218 Assicurazioni Generali SpA 1,904,357
202,847 Aviva plc 1,272,745
133,045 AXA SA 4,994,983
3,478 Baloise Holding AG, Registered Shares 544,935
69,900 Dai-ichi Life Holdings, Inc. 1,783,836
15,186 Gjensidige Forsikring ASA 220,512
4,381 Hannover Rueck SE 1,198,837
2,522 Helvetia Holding AG, Registered Shares 347,642
172,232 Insurance Australia Group, Ltd. 718,171
153,900 Japan Post Holdings Co., Ltd. 1,549,382
15,600 Japan Post Insurance Co., Ltd. 298,026
442,021 Legal & General Group plc 1,417,761
207,807 Medibank Pvt, Ltd. 509,070
94,833 MS&AD Insurance Group Holdings, Inc. 1,678,200
10,039 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 4,897,679
19,973 NN Group NV 923,747
56,342 Phoenix Group Holdings plc 393,132
33,033 Poste Italiane SpA 413,518
200,742 Prudential plc 1,887,901
108,221 QBE Insurance Group, Ltd. 1,278,530
33,685 Sampo Oyj, A Shares 1,435,830

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
65,775 Sompo Holdings, Inc. $ 1,379,014
90,654 Suncorp Group, Ltd. 968,444
2,121 Swiss Life Holding AG 1,486,805
22,140 Swiss Re AG 2,846,745
36,036 T&D Holdings, Inc. 626,935
5,045 Talanx AG 399,366
132,300 Tokio Marine Holdings, Inc. 4,155,925
24,379 Tryg A/S 501,938
10,824 Zurich Insurance Group AG 5,837,063
64,448,668
Interactive Media & Services (0.3%):
19,843 Adevinta ASA* 208,474
64,789 Auto Trader Group plc 572,015
27,637 CAR Group, Ltd. 649,703
203,800 LY Corp. 515,004
3,995 REA Group, Ltd. 482,783
5,263 Scout24 SE 396,632
25,003 SEEK, Ltd. 408,121
3,760 VK IPJSC, GDR*(a) —
9,068 Yandex NV, Class A*(a) —
3,232,732
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services (0.8%):
5,725 Bechtle AG 302,484
11,452 Capgemini SE 2,640,386
130,000 Fujitsu, Ltd. 2,081,902
18,000 NEC Corp. 1,309,871
27,538 Nomura Research Institute, Ltd. 777,379
48,200 NTT Data Group Corp. 766,114
5,300 Obic Co., Ltd. 798,876
17,400 Otsuka Corp. 369,147
10,400 SCSK Corp. 192,865
15,700 TIS, Inc. 336,117
3,857 Wix.com, Ltd.* 530,260
10,105,401
Leisure Products (0.1%):
42,500 Bandai Namco Holdings, Inc. 786,925
5,400 Shimano, Inc. 806,455
10,700 Yamaha Corp. 230,570
1,823,950
Life Sciences Tools & Services (0.4%):
2,520 Bachem Holding AG^ 241,366
10,204 Eurofins Scientific SE 649,729
5,415 Lonza Group AG, Registered Shares 3,242,720
16,594 QIAGEN NV 709,506
2,016 Sartorius Stedim Biotech 574,424
5,417,745
Machinery (3.0%):
20,659 Alfa Laval AB 812,234
22,536 Alstom SA^ 343,260
197,118 Atlas Copco AB, Class A 3,327,145
116,433 Atlas Copco AB, Class B 1,719,161
21,500 Daifuku Co., Ltd. 515,797
Shares Value
Common Stocks, continued
Machinery, continued
39,603 Daimler Truck Holding AG $ 2,005,887
47,096 Epiroc AB, Class A 888,210
29,884 Epiroc AB, Class B 506,196
69,100 FANUC Corp. 1,932,907
12,696 GEA Group AG 536,710
7,700 Hitachi Construction Machinery Co., Ltd. 232,530
7,500 Hoshizaki Corp. 273,580
25,721 Husqvarna AB, B Shares 220,157
20,933 Indutrade AB 570,362
4,973 Knorr-Bremse AG 376,074
67,600 Komatsu, Ltd. 2,002,057
25,101 Kone Oyj, Class B 1,167,395
73,500 Kubota Corp. 1,170,537
16,200 Makita Corp. 459,648
50,641 Metso Oyj 600,798
27,100 MINEBEA MITSUMI, Inc. 531,295
21,600 MISUMI Group, Inc. 301,326
237,000 Mitsubishi Heavy Industries, Ltd. 2,150,120
346 Rational AG 298,158
77,223 Sandvik AB 1,713,799
2,833 Schindler Holding AG, Series PC 713,407
1,644 Schindler Holding AG, Registered Shares 401,064
3,435,869 Seatrium, Ltd.* 201,233
25,498 SKF AB, B Shares^ 519,838
4,200 SMC Corp. 2,370,215
5,507 Spirax-Sarco Engineering plc 699,877
105,000 Techtronic Industries Co., Ltd. 1,423,588
10,700 Toyota Industries Corp. 1,118,669
1,943 VAT Group AG 1,005,090
15,205 Volvo AB, Class A 418,794
111,383 Volvo AB, Class B^ 3,017,233
35,945 Wartsila Oyj Abp 545,957
18,000 Yaskawa Electric Corp. 765,773
37,856,081
Marine Transportation (0.3%):
228 AP Moller - Maersk A/S, Class A 291,421
305 AP Moller - Maersk A/S, Class B 396,634
29,100 Kawasaki Kisen Kaisha, Ltd. 390,772
3,988 Kuehne + Nagel International AG, Class R 1,110,017
24,600 Mitsui OSK Lines, Ltd. 749,595
34,100 Nippon Yusen KK 934,983
104,000 SITC International Holdings Co., Ltd. 190,027
4,063,449
Media (0.4%):
14,277 Dentsu Group, Inc. 395,561
102,708 Informa plc 1,076,597
17,043 Publicis Groupe SA 1,857,074
48,554 Vivendi SE 529,531
79,719 WPP plc 754,284
4,613,047
Metals & Mining (2.9%):
77,337 Alrosa PAO*(a)(b) —
93,239 Anglo American plc 2,303,495
29,973 Antofagasta plc 773,594
38,457 ArcelorMittal SA 1,056,368
372,067 BHP Group, Ltd. 10,742,513
30,911 BlueScope Steel, Ltd. 480,874

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
20,386 Boliden AB $ 564,903
14,787 Endeavour Mining plc 300,834
125,551 Fortescue, Ltd. 2,103,398
761,405 Glencore plc 4,187,981
40,500 JFE Holdings, Inc. 669,957
12,769 Mineral Resources, Ltd. 590,889
1,857 MMC Norilsk Nickel PJSC*(a)(b) —
62,448 Nippon Steel Corp. 1,501,694
100,511 Norsk Hydro ASA 554,480
82,956 Northern Star Resources, Ltd. 791,635
42,350 Novolipetsk Steel PJSC*(a)(b) —
196,279 Pilbara Minerals, Ltd.^ 491,810
1,026 Polyus PJSC*(a)(b) —
82,903 Rio Tinto plc 5,259,591
26,922 Rio Tinto, Ltd. 2,139,853
6,613 Severstal*(a)(b) —
343,666 South32, Ltd. 674,646
18,300 Sumitomo Metal Mining Co., Ltd. 542,832
84,297 United Co. RUSAL International PJSC*(a)(b) —
9,422 voestalpine AG 264,346
35,995,693
Multi-Utilities (0.8%):
388,862 Centrica plc 626,085
163,379 E.ON SE 2,270,579
133,163 Engie SA 2,237,466
273,079 National Grid plc 3,673,113
70,800 Sembcorp Industries, Ltd. 283,309
49,815 Veolia Environnement SA 1,615,917
10,706,469
Office REITs (0.1%):
3,599 Covivio SA 185,426
78,455 Dexus 405,360
3,301 Gecina SA 336,926
100 Japan Real Estate Investment Corp. 356,581
111 Nippon Building Fund, Inc. 444,405
1,728,698
Oil, Gas & Consumable Fuels (4.0%):
21,578 Aker BP ASA 539,482
18,095 Ampol, Ltd. 469,332
1,259,180 BP plc 7,910,243
213,020 ENEOS Holdings, Inc. 1,025,611
159,819 Eni SpA 2,533,588
66,738 Equinor ASA 1,791,382
34,022 Galp Energia SGPS SA 563,088
354,974 Gazprom PJSC*(a)(b) —
66,935 Idemitsu Kosan Co., Ltd. 458,773
72,800 Inpex Corp. 1,109,435
12,219 LUKOIL PJSC*(a)(b) —
31,134 Neste Oyj 843,932
27,220 Novatek PJSC(a)(b) —
11,220 OMV AG 531,511
90,132 Repsol SA 1,504,159
34,912 Rosneft Oil Co. PJSC*(a)(b) —
242,811 Santos, Ltd. 1,226,113
477,528 Shell plc 15,840,465
50 SK Innovation Co., Ltd.* 4,399
171,452 Surgutneftegas PJSC*(a)(b) —
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
199,091 Surgutneftegas Prefernce*(a)(b) $ —
43,241 Tatneft PJSC*(a)(b) —
159,257 TotalEnergies SE 10,949,012
138,958 Woodside Energy Group, Ltd. 2,775,176
50,075,701
Paper & Forest Products (0.3%):
5,857 Holmen AB, B Shares 238,335
33,304 Mondi plc 586,758
41,849 Stora Enso Oyj, Class R 581,900
46,553 Svenska Cellulosa AB SCA, Class B^ 714,797
39,139 UPM-Kymmene Oyj 1,302,517
3,424,307
Passenger Airlines (0.1%):
12,100 ANA Holdings, Inc. 252,676
43,566 Deutsche Lufthansa AG, Registered Shares* 342,182
8,970 Japan Airlines Co., Ltd. 170,201
70,174 Qantas Airways, Ltd.* 249,440
105,850 Singapore Airlines, Ltd.^ 502,426
1,516,925
Personal Care Products (1.8%):
7,318 Beiersdorf AG 1,065,319
496,065 Haleon plc 2,081,427
34,500 Kao Corp. 1,291,009
17,616 L'Oreal SA 8,353,456
28,800 Shiseido Co., Ltd. 787,392
184,236 Unilever plc 9,249,744
22,828,347
Pharmaceuticals (8.9%):
134,700 Astellas Pharma, Inc. 1,447,775
113,839 AstraZeneca plc 15,324,292
72,551 Bayer AG, Registered Shares 2,224,693
26 Celltrion Pharm, Inc. 2,003
48,600 Chugai Pharmaceutical Co., Ltd. 1,857,797
136,600 Daiichi Sankyo Co., Ltd. 4,342,217
19,200 Eisai Co., Ltd. 791,050
300,941 GSK plc 6,461,983
12,542 Hikma Pharmaceuticals plc 303,336
2,520 Ipsen SA 299,494
2,373 Kangmei Pharmaceutical Co.*(a) —
18,800 Kyowa Kirin Co., Ltd. 338,041
9,381 Merck KGaA 1,655,409
150,525 Novartis AG, Registered Shares 14,579,920
239,651 Novo Nordisk A/S, Class B 30,703,867
26,500 Ono Pharmaceutical Co., Ltd. 434,384
7,694 Orion Oyj, Class B 286,831
30,700 Otsuka Holdings Co., Ltd. 1,273,370
7,789 Recordati Industria Chimica e Farmaceutica SpA 430,406
51,594 Roche Holding AG 13,172,944
2,343 Roche Holding AG, Class BR 630,763
30,290 Sandoz Group AG* 913,841
83,903 Sanofi SA 8,231,214
17,500 Shionogi & Co., Ltd. 896,243
115,473 Takeda Pharmaceutical Co., Ltd. 3,209,691
83,515 Teva Pharmaceutical Industries, Ltd., ADR* 1,178,397

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
9,010 UCB SA $ 1,111,075
112,101,036
Professional Services (1.7%):
12,350 Adecco Group AG 488,331
22,303 Bureau Veritas SA 679,711
37,505 Computershare, Ltd. 638,100
67,941 Experian plc 2,965,432
11,261 Intertek Group plc 709,432
8,049 Randstad NV 424,445
105,800 Recruit Holdings Co., Ltd. 4,661,324
138,209 RELX plc 5,970,667
11,225 SGS SA, Registered Shares 1,089,040
4,352 Teleperformance SE 421,954
18,303 Wolters Kluwer NV 2,866,015
20,914,451
Real Estate Management & Development (1.2%):
2,755 Azrieli Group, Ltd. 198,879
199,200 CapitaLand Investment, Ltd. 396,277
60,000 China Evergrande Group* 1,250
33,900 City Developments, Ltd. 147,217
149,244 CK Asset Holdings, Ltd. 614,833
4,100 Daito Trust Construction Co., Ltd. 467,465
44,100 Daiwa House Industry Co., Ltd. 1,311,887
115,000 ESR Group, Ltd. 123,175
47,911 Fastighets AB Balder, B Shares* 351,488
128,000 Hang Lung Properties, Ltd. 131,402
109,956 Henderson Land Development Co., Ltd. 313,871
78,000 Hongkong Land Holdings, Ltd. 239,510
29,800 Hulic Co., Ltd. 305,986
5,255 LEG Immobilien SE* 451,032
82,100 Mitsubishi Estate Co., Ltd. 1,493,659
195,300 Mitsui Fudosan Co., Ltd. 2,104,597
7,100 Nomura Real Estate Holdings, Inc. 200,782
13,919 Sagax AB, Class B 366,647
41,676 Shimao Group Holdings, Ltd.* 2,503
242,601 Sino Land Co., Ltd. 252,197
20,700 Sumitomo Realty & Development Co., Ltd. 770,928
106,000 Sun Hung Kai Properties, Ltd. 1,021,434
81,000 Sunac China Holdings, Ltd.* 11,594
33,964 Swire Pacific, Ltd., Class A 279,682
96,400 Swire Properties, Ltd. 202,799
5,841 Swiss Prime Site AG, Registered Shares 550,865
53,584 Vonovia SE 1,584,498
81,931 Wharf Holdings, Ltd. (The) 269,295
127,300 Wharf Real Estate Investment Co., Ltd. 414,664
14,580,416
Retail REITs (0.3%):
404,713 CapitaLand Integrated Commercial Trust 594,981
507 Japan Metropolitan Fund Invest 316,120
15,038 Klepierre SA 389,235
193,120 Link REIT 831,858
182,400 Mapletree Pan Asia Commercial Trust 173,306
394,258 Scentre Group 873,253
8,677 Unibail-Rodamco-Westfield* 696,954
293,814 Vicinity, Ltd. 407,806
4,283,513
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (4.4%):
55,800 Advantest Corp. $ 2,493,984
3,412 ASM International NV 2,078,324
29,605 ASML Holding NV 28,419,360
5,686 BE Semiconductor Industries NV 868,028
6,800 Disco Corp. 2,498,675
97,007 Infineon Technologies AG 3,297,370
5,400 Lasertec Corp. 1,531,636
109,200 Renesas Electronics Corp.* 1,954,758
22,900 Rohm Co., Ltd. 365,432
6,100 SCREEN Holdings Co., Ltd. 793,678
49,550 STMicroelectronics NV 2,132,649
24,700 SUMCO Corp. 390,984
34,500 Tokyo Electron, Ltd. 9,048,801
55,873,679
Software (2.0%):
6,825 Check Point Software Technologies, Ltd.* 1,119,368
3,107 CyberArk Software, Ltd.* 825,312
49,664 Dassault Systemes SE 2,196,397
2,049 Monday.com, Ltd.* 462,808
4,385 Nemetschek SE 433,852
4,819 Nice, Ltd.* 1,256,687
2,800 Oracle Corp. Japan 210,465
75,122 Sage Group plc (The) 1,199,486
76,685 SAP SE 14,927,999
4,270 Temenos AG, Registered Shares 305,867
9,900 Trend Micro, Inc. 503,611
11,856 WiseTech Global, Ltd. 725,836
10,307 Xero, Ltd.* 895,434
25,063,122
Specialty Retail (0.9%):
7,852 Avolta AG* 326,755
12,700 Fast Retailing Co., Ltd. 3,936,169
48,182 H & M Hennes & Mauritz AB, Class B^ 787,601
79,276 Industria de Diseno Textil SA 3,991,541
187,657 JD Sports Fashion plc 318,101
146,299 Kingfisher plc 460,072
5,700 Nitori Holdings Co., Ltd. 859,342
33,200 USS Co., Ltd. 274,456
16,114 Zalando SE* 460,464
10,300 ZOZO, Inc. 255,645
11,670,146
Technology Hardware, Storage & Peripherals (0.5%):
17,600 Brother Industries, Ltd. 327,102
73,700 Canon, Inc. 2,194,185
82,800 FUJIFILM Holdings Corp. 1,860,315
12,355 Logitech International SA, Class R 1,105,794
37,500 Ricoh Co., Ltd. 333,963
19,800 Seiko Epson Corp. 345,902
6,167,261
Textiles, Apparel & Luxury Goods (3.1%):
11,824 adidas AG 2,640,796
25,324 Burberry Group plc 388,429
39,363 Cie Financiere Richemont SA, Registered Shares 6,022,526
2,316 FF Group*(a) —
2,330 Hermes International SCA 5,972,456
5,522 Kering SA 2,182,350

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
20,278 LVMH Moet Hennessy Louis Vuitton SE $ 18,337,664
15,560 Moncler SpA 1,160,764
6,097 Pandora A/S 984,991
8,021 Puma SE 363,536
3,854 Swatch Group AG (The) 174,770
2,177 Swatch Group AG (The), Class BR 505,241
38,733,523
Tobacco (0.7%):
148,162 British American Tobacco plc 4,502,458
61,196 Imperial Brands plc 1,367,943
89,000 Japan Tobacco, Inc. 2,372,857
8,243,258
Trading Companies & Distributors (2.1%):
14,814 AerCap Holdings NV* 1,287,485
31,695 Ashtead Group plc 2,252,458
26,827 Beijer Ref AB^ 397,831
10,002 Brenntag SE 842,426
24,203 Bunzl plc 931,834
4,318 IMCD NV 760,892
86,600 ITOCHU Corp. 3,714,062
106,000 Marubeni Corp. 1,836,136
252,700 Mitsubishi Corp. 5,837,063
94,900 Mitsui & Co., Ltd. 4,434,566
18,500 MonotaRO Co., Ltd. 222,165
15,779 Reece, Ltd. 289,220
16,836 Rexel SA 454,280
12,214 Seven Group Holdings, Ltd. 324,626
77,400 Sumitomo Corp. 1,863,781
15,200 Toyota Tsusho Corp. 1,043,642
26,492,467
Transportation Infrastructure (0.3%):
5,358 Aena SME SA 1,054,597
2,687 Aeroports de Paris SA 368,093
93,695 Auckland International Airport, Ltd. 466,733
24,800 Getlink SE 422,052
227,938 Transurban Group 1,981,027
4,292,502
Water Utilities (0.1%):
18,968 Severn Trent plc 591,777
51,908 United Utilities Group plc 674,806
1,266,583
Wireless Telecommunication Services (1.0%):
109,200 KDDI Corp. 3,229,248
29,884 Mobile TeleSystems PJSC*(a)(b) —
211,200 SoftBank Corp. 2,712,713
75,500 SoftBank Group Corp. 4,512,484
39,884 Tele2 AB, B Shares 327,592
1,698,407 Vodafone Group plc 1,503,471
12,285,508
Total Common Stocks (Cost $738,697,961) 1,235,979,516
Shares Value
Preferred Stocks (0.5%):
Automobiles (0.3%):
4,531 Bayerische Motoren Werke AG, 8.57%, 5/15/20 $ 485,771
8,108 Dr Ing hc F Porsche AG, 1.09% 806,988
11,435 Porsche Automobil Holding SE, 5.21%, 5/20/20 606,058
14,920 Volkswagen AG, 7.13%, 5/8/20 1,978,485
3,877,302
Household Products (0.1%):
12,610 Henkel AG & Co. KGaA, 2.48%, 4/21/20 1,013,293
Life Sciences Tools & Services (0.1%):
1,990 Sartorius AG, 0.39% 791,329
Total Preferred Stocks (Cost $4,523,508) 5,681,924
Affiliated Investment Company (1.2%):
Money Market (1.2%):
15,120,369 BlackRock Liquidity FedFund, Institutional Class+(c)
(d) 15,120,369
Total Affiliated Investment Company (Cost $15,120,369) 15,120,369
Unaffiliated Investment Company (0.0%
†
):
Money Markets (0.0%
†
):
31 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(d) 31
Total Unaffiliated Investment Company (Cost $31) 31
Total Investment Securities
(Cost $758,341,869) — 99.8% 1,256,781,840
Net other assets (liabilities) — 0.2% 2,541,549
Net Assets — 100.0% $ 1,259,323,389

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $13,308,471.
+ Affiliated Securities
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”)
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(d) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2024:
(Unaudited)
Country Percentage
Australia 7.0%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
China —%
†
Cyprus —%
†
Denmark 3.6%
Finland 1.0%
France 11.6%
Germany 8.5%
Greece —%
†
Hong Kong 1.9%
Ireland 1.4%
Israel 0.7%
Italy 2.3%
Japan 23.3%
Jordan —%
†
Luxembourg 0.2%
Macau —%
†
Netherlands 5.3%
New Zealand 0.2%
Norway 0.6%
Philippines —%
†
Portugal 0.2%
Republic of Korea (South) —%
†
Russia —%
†
Russian Federation —%
†
Singapore 1.3%
Spain 2.7%
Sweden 3.0%
Switzerland 9.9%
Taiwan, Province Of China —%
†
Turkey —%
†
United Kingdom 13.0%
United States 1.2%
100.0%
† Represents less than 0.05%.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar) 6/20/24 13 $ 1,683,524 $ 29,088
DJ EURO STOXX 50 June Futures (Euro) 6/21/24 89 4,843,426 67,526
FTSE 100 Index June Futures (British Pounds) 6/21/24 30 3,024,001 50,057
SGX NIKKEI 225 Index June Futures (Japenese Yen) 6/13/24 22 2,919,695 45,928
$ 192,599

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (100.1%):
Aerospace & Defense (1.3%):
28,171 BWX Technologies, Inc. $ 2,890,908
11,670 Curtiss-Wright Corp. 2,986,820
25,769 Hexcel Corp. 1,877,272
18,621 Woodward, Inc. 2,869,868
10,624,868
Air Freight & Logistics (0.2%):
37,188 GXO Logistics, Inc.* 1,999,227
Automobile Components (1.4%):
28,529 Adient plc* 939,174
22,904 Autoliv , Inc. 2,758,329
13,054 Fox Factory Holding Corp.* 679,722
71,341 Gentex Corp. 2,576,837
88,789 Goodyear Tire & Rubber Co. (The)* 1,219,073
17,950 Lear Corp. 2,600,596
8,623 Visteon Corp.* 1,014,151
11,787,882
Automobiles (0.4%):
39,333 Harley-Davidson, Inc. 1,720,425
16,597 Thor Industries, Inc. 1,947,492
3,667,917
Banks (5.4%):
45,474 Associated Banc-Corp. 978,146
33,673 Bank OZK 1,530,775
56,774 Cadence Bank 1,646,446
65,944 Columbia Banking System, Inc. 1,276,016
36,477 Commerce Bancshares, Inc. 1,940,576
20,063 Cullen/Frost Bankers, Inc. 2,258,492
44,306 East West Bancorp, Inc. 3,505,048
38,690 First Financial Bankshares , Inc. 1,269,419
173,657 First Horizon Corp. 2,674,318
114,568 FNB Corp. 1,615,409
34,015 Glacier Bancorp, Inc. 1,370,124
26,681 Hancock Whitney Corp. 1,228,393
56,857 Home BancShares , Inc. 1,396,976
15,753 International Bancshares Corp. 884,373
219,130 New York Community Bancorp, Inc. 705,599
93,898 Old National Bancorp 1,634,764
24,119 Pinnacle Financial Partners, Inc. 2,071,340
29,269 Prosperity Bancshares, Inc. 1,925,315
24,046 SouthState Corp. 2,044,631
46,836 Synovus Financial Corp. 1,876,250
14,050 Texas Capital Bancshares, Inc.* 864,777
13,627 UMB Financial Corp. 1,185,413
41,473 United Bankshares , Inc. 1,484,319
135,661 Valley National Bancorp 1,079,862
54,691 Webster Financial Corp. 2,776,662
19,731 Wintrust Financial Corp. 2,059,719
46,225 Zions Bancorp NA 2,006,165
45,289,327
Beverages (0.7%):
2,890 Boston Beer Co., Inc. (The), Class A* 879,774
45,953 Celsius Holdings, Inc.* 3,810,422
Shares Value
Common Stocks, continued
Beverages, continued
1,480 Coca-Cola Consolidated, Inc. $ 1,252,687
5,942,883
Biotechnology (1.9%):
38,641 Arrowhead Pharmaceuticals, Inc.* 1,105,133
30,290 Cytokinetics, Inc.* 2,123,632
93,573 Exelixis , Inc.* 2,220,487
41,272 Halozyme Therapeutics, Inc.* 1,678,945
30,962 Neurocrine Biosciences, Inc.* 4,270,279
104,757 Roivant Sciences, Ltd.* 1,104,139
14,589 United Therapeutics Corp.* 3,351,385
15,854,000
Broadline Retail (0.5%):
85,983 Macy's, Inc. 1,718,800
30,223 Nordstrom, Inc. 612,620
18,665 Ollie's Bargain Outlet Holdings, Inc.* 1,485,174
3,816,594
Building Products (3.7%):
21,182 Advanced Drainage Systems, Inc. 3,648,388
15,076 Carlisle Cos., Inc. 5,907,530
39,337 Fortune Brands Innovations, Inc. 3,330,664
9,998 Lennox International, Inc. 4,886,622
27,671 Owens Corning 4,615,523
13,278 Simpson Manufacturing Co., Inc. 2,724,380
33,487 Trex Co., Inc.* 3,340,328
19,386 UFP Industries, Inc. 2,384,672
30,838,107
Capital Markets (3.0%):
10,939 Affiliated Managers Group, Inc. 1,831,954
68,797 Carlyle Group, Inc. (The) 3,227,267
11,240 Evercore , Inc. 2,164,712
24,945 Federated Hermes, Inc. 901,013
16,466 Houlihan Lokey , Inc. 2,110,777
33,463 Interactive Brokers Group, Inc. 3,738,152
41,918 Janus Henderson Group plc 1,378,683
55,152 Jefferies Financial Group, Inc. 2,432,203
7,894 Morningstar, Inc. 2,434,273
30,528 SEI Investments Co. 2,194,963
32,816 Stifel Financial Corp. 2,565,227
24,979,224
Chemicals (2.4%):
319,162 Arcadium Lithium plc* 1,375,588
15,364 Ashland, Inc. 1,495,993
27,977 Avient Corp. 1,214,202
68,130 Axalta Coating Systems, Ltd.* 2,342,991
17,288 Cabot Corp. 1,593,953
46,774 Chemours Co. (The) 1,228,285
2,126 NewMarket Corp. 1,349,202
37,596 Olin Corp. 2,210,645
40,102 RPM International, Inc. 4,770,133
12,883 Scotts Miracle- Gro Co. (The) 960,943
10,500 Westlake Corp. 1,604,400
20,146,335

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies (1.3%):
14,327 Brink's Co. (The) $ 1,323,528
15,933 Clean Harbors, Inc.* 3,207,472
11,383 MSA Safety, Inc. 2,203,635
28,260 Stericycle, Inc.* 1,490,715
16,628 Tetra Tech, Inc. 3,071,358
11,296,708
Communications Equipment (0.4%):
44,939 Ciena Corp.* 2,222,234
21,209 Lumentum Holdings, Inc.* 1,004,246
3,226,480
Construction & Engineering (2.4%):
42,512 AECOM 4,169,577
11,030 Comfort Systems USA, Inc. 3,504,341
14,587 EMCOR Group, Inc. 5,108,367
53,592 Fluor Corp.* 2,265,870
18,636 MasTec , Inc.* 1,737,807
63,673 MDU Resources Group, Inc. 1,604,560
6,414 Valmont Industries, Inc. 1,464,188
19,854,710
Construction Materials (0.5%):
10,697 Eagle Materials, Inc. 2,906,910
17,662 Knife River Corp.* 1,432,035
4,338,945
Consumer Finance (0.8%):
86,272 Ally Financial, Inc. 3,501,780
12,124 FirstCash Holdings, Inc. 1,546,295
72,715 SLM Corp. 1,584,460
6,632,535
Consumer Staples Distribution & Retail (1.7%):
11,474 Casey's General Stores, Inc. 3,653,895
28,839 Grocery Outlet Holding Corp.* 829,986
48,556 Performance Food Group Co.* 3,624,220
31,274 Sprouts Farmers Market, Inc.* 2,016,548
70,611 US Foods Holding Corp.* 3,810,876
13,935,525
Containers & Packaging (1.7%):
20,482 AptarGroup, Inc. 2,947,155
36,364 Berry Global Group, Inc. 2,199,295
37,251 Crown Holdings, Inc. 2,952,514
95,633 Graphic Packaging Holding Co. 2,790,571
8,003 Greif, Inc., Class A 552,607
25,176 Silgan Holdings, Inc. 1,222,546
30,920 Sonoco Products Co. 1,788,413
14,453,101
Diversified Consumer Services (0.9%):
1,108 Graham Holdings Co., Class B 850,589
8,776 Grand Canyon Education, Inc.* 1,195,379
43,626 H&R Block, Inc. 2,142,473
46,341 Service Corp. International 3,438,966
7,627,407
Diversified REITs (0.5%):
68,331 WP Carey, Inc. 3,856,602
Shares Value
Common Stocks, continued
Diversified Telecommunication Services (0.3%):
68,275 Frontier Communications Parent, Inc.* $ 1,672,738
38,559 Iridium Communications, Inc. 1,008,703
2,681,441
Electric Utilities (0.8%):
17,463 ALLETE, Inc. 1,041,493
15,238 IDACORP, Inc. 1,415,458
64,702 OGE Energy Corp. 2,219,279
26,579 PNM Resources, Inc. 1,000,433
32,649 Portland General Electric Co. 1,371,258
7,047,921
Electrical Equipment (1.5%):
9,477 Acuity Brands, Inc. 2,546,754
12,372 EnerSys 1,168,659
51,617 nVent Electric plc 3,891,922
20,582 Regal Rexnord Corp. 3,706,818
46,698 Sensata Technologies Holding plc 1,715,685
13,029,838
Electronic Equipment, Instruments & Components (2.4%):
16,843 Arrow Electronics, Inc.* 2,180,495
29,095 Avnet, Inc. 1,442,530
12,931 Belden, Inc. 1,197,540
52,567 Cognex Corp. 2,229,892
40,828 Coherent Corp.* 2,474,993
14,957 Crane NXT Co. 925,838
8,857 IPG Photonics Corp.* 803,241
7,628 Littelfuse , Inc. 1,848,646
10,919 Novanta , Inc.* 1,908,314
18,155 TD SYNNEX Corp. 2,053,330
39,145 Vishay Intertechnology , Inc. 887,809
47,924 Vontier Corp. 2,173,833
20,126,461
Energy Equipment & Services (1.0%):
59,366 ChampionX Corp. 2,130,646
122,255 NOV, Inc. 2,386,417
18,923 Valaris , Ltd.* 1,424,145
22,514 Weatherford International plc* 2,598,566
8,539,774
Entertainment (0.2%):
18,566 TKO Group Holdings, Inc. 1,604,288
Financial Services (1.7%):
37,766 Equitable Holdings, Inc. 1,435,486
32,875 Essent Group, Ltd. 1,956,391
13,820 Euronet Worldwide, Inc.* 1,519,233
83,885 MGIC Investment Corp. 1,875,668
34,877 Voya Financial, Inc. 2,578,108
102,250 Western Union Co. (The) 1,429,455
13,332 WEX, Inc.* 3,166,750
13,961,091
Food Products (1.1%):
49,774 Darling Ingredients, Inc.* 2,314,989
60,181 Flowers Foods, Inc. 1,429,299
20,731 Ingredion, Inc. 2,422,417
6,180 Lancaster Colony Corp. 1,283,153

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
12,482 Pilgrim's Pride Corp.* $ 428,382
15,705 Post Holdings, Inc.* 1,669,128
9,547,368
Gas Utilities (1.0%):
28,154 National Fuel Gas Co. 1,512,433
30,457 New Jersey Resources Corp. 1,306,910
16,950 ONE Gas, Inc. 1,093,784
18,762 Southwest Gas Holdings, Inc. 1,428,351
16,639 Spire, Inc. 1,021,135
66,841 UGI Corp. 1,640,278
8,002,891
Ground Transportation (2.1%):
5,702 Avis Budget Group, Inc. 698,267
40,105 Hertz Global Holdings, Inc.* 314,022
50,398 Knight-Swift Transportation Holdings, Inc. 2,772,898
11,028 Landstar System, Inc. 2,125,757
14,071 Ryder System, Inc. 1,691,194
8,249 Saia, Inc.* 4,825,665
17,090 Werner Enterprises, Inc. 668,561
36,065 XPO, Inc.* 4,401,012
17,497,376
Health Care Equipment & Supplies (2.2%):
15,171 Enovis Corp.* 947,429
53,229 Envista Holdings Corp.* 1,138,036
35,728 Globus Medical, Inc.* 1,916,450
15,668 Haemonetics Corp.* 1,337,264
20,810 Integra LifeSciences Holdings Corp.* 737,715
21,418 Lantheus Holdings, Inc.* 1,333,056
16,700 LivaNova plc* 934,198
13,768 Masimo Corp.* 2,021,831
61,171 Neogen Corp.* 965,278
11,963 Penumbra, Inc.* 2,669,902
15,174 QuidelOrtho Corp.* 727,442
11,443 Shockwave Medical, Inc.* 3,726,184
18,454,785
Health Care Providers & Services (2.1%):
28,659 Acadia Healthcare Co., Inc.* 2,270,366
9,581 Amedisys , Inc.* 882,985
4,604 Chemed Corp. 2,955,446
30,882 Encompass Health Corp. 2,550,236
26,597 HealthEquity , Inc.* 2,171,113
55,145 Option Care Health, Inc.* 1,849,563
25,263 Progyny , Inc.* 963,783
61,373 R1 RCM, Inc.* 790,484
31,691 Tenet Healthcare Corp.* 3,331,041
17,765,017
Health Care REITs (0.6%):
117,922 Healthcare Realty Trust, Inc. 1,668,596
76,034 Omega Healthcare Investors, Inc. 2,407,997
71,786 Sabra Health Care REIT, Inc. 1,060,279
5,136,872
Health Care Technology (0.1%):
38,112 Doximity , Inc., Class A* 1,025,594
Shares Value
Common Stocks, continued
Hotel & Resort REITs (0.1%):
66,246 Park Hotels & Resorts, Inc. $ 1,158,643
Hotels, Restaurants & Leisure (3.6%):
81,966 Aramark 2,665,534
22,051 Boyd Gaming Corp. 1,484,473
7,510 Choice Hotels International, Inc.^ 948,888
21,044 Churchill Downs, Inc. 2,604,195
22,074 Hilton Grand Vacations, Inc.* 1,042,114
13,696 Hyatt Hotels Corp., Class A 2,186,156
27,938 Light & Wonder, Inc.* 2,852,190
10,180 Marriott Vacations Worldwide Corp. 1,096,691
45,514 Penn Entertainment, Inc.* 828,810
26,764 Planet Fitness, Inc., Class A* 1,676,229
20,897 Texas Roadhouse, Inc. 3,227,960
22,850 Travel + Leisure Co. 1,118,736
11,789 Vail Resorts, Inc. 2,626,943
52,496 Wendy's Co. (The) 989,025
9,109 Wingstop , Inc. 3,337,538
25,885 Wyndham Hotels & Resorts, Inc. 1,986,674
30,672,156
Household Durables (2.2%):
7,308 Helen of Troy, Ltd.* 842,174
22,921 KB Home 1,624,641
40,975 Leggett & Platt, Inc. 784,671
33,321 Taylor Morrison Home Corp.* 2,071,567
53,738 Tempur Sealy International, Inc. 3,053,393
32,340 Toll Brothers, Inc. 4,183,826
9,829 TopBuild Corp.* 4,331,935
17,202 Whirlpool Corp. 2,057,875
18,950,082
Household Products (0.4%):
41,059 BJ's Wholesale Club Holdings, Inc.* 3,106,113
Independent Power and Renewable Electricity Producers
(1.0%):
16,253 Ormat Technologies, Inc. 1,075,786
104,557 Vistra Corp. 7,282,395
8,358,181
Industrial REITs (1.2%):
14,545 EastGroup Properties, Inc. 2,614,755
40,863 First Industrial Realty Trust, Inc. 2,146,942
65,224 Rexford Industrial Realty, Inc. 3,280,767
56,574 STAG Industrial, Inc. 2,174,704
10,217,168
Insurance (4.7%):
20,564 American Financial Group, Inc. 2,806,575
20,755 Brighthouse Financial, Inc.* 1,069,713
35,096 CNO Financial Group, Inc. 964,438
7,730 Erie Indemnity Co., Class A 3,104,136
60,453 Fidelity National Financial, Inc. 3,210,054
32,022 First American Financial Corp. 1,954,943
11,365 Hanover Insurance Group, Inc. (The) 1,547,572
18,902 Kemper Corp. 1,170,412
6,819 Kinsale Capital Group, Inc. 3,578,202
82,753 Old Republic International Corp. 2,542,172
11,432 Primerica, Inc. 2,891,839

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
21,155 Reinsurance Group of America, Inc. $ 4,080,376
16,426 RenaissanceRe Holdings, Ltd. 3,860,603
12,251 RLI Corp. 1,818,906
19,075 Selective Insurance Group, Inc. 2,082,418
49,023 Unum Group 2,630,574
39,312,933
Interactive Media & Services (0.3%):
13,752 Ziff Davis, Inc.* 866,926
92,924 ZoomInfo Technologies, Inc.* 1,489,572
2,356,498
IT Services (0.8%):
44,043 GoDaddy , Inc., Class A* 5,227,023
72,476 Kyndryl Holdings, Inc.* 1,577,078
6,804,101
Leisure Products (0.8%):
21,340 Brunswick Corp. 2,059,737
108,851 Mattel, Inc.* 2,156,338
16,497 Polaris, Inc. 1,651,680
26,999 YETI Holdings, Inc.* 1,040,811
6,908,566
Life Sciences Tools & Services (1.2%):
17,506 Azenta , Inc.* 1,055,262
28,815 Bruker Corp. 2,706,881
7,283 Medpace Holdings, Inc.* 2,943,424
16,108 Repligen Corp.* 2,962,583
38,751 Sotera Health Co.* 465,400
10,133,550
Machinery (4.9%):
19,386 AGCO Corp. 2,384,866
12,965 Chart Industries, Inc.* 2,135,595
15,001 Crane Co. 2,027,085
36,516 Donaldson Co., Inc. 2,727,015
17,483 Esab Corp. 1,933,095
40,665 Flowserve Corp. 1,857,577
51,956 Graco , Inc. 4,855,808
25,444 ITT, Inc. 3,461,147
17,864 Lincoln Electric Holdings, Inc. 4,563,180
16,576 Middleby Corp. (The)* 2,665,255
20,410 Oshkosh Corp. 2,545,331
8,939 RBC Bearings, Inc.* 2,416,659
20,905 Terex Corp. 1,346,282
20,162 Timken Co. (The) 1,762,764
32,321 Toro Co. (The) 2,961,573
8,247 Watts Water Technologies, Inc., Class A 1,752,900
41,396,132
Marine Transportation (0.2%):
18,050 Kirby Corp.* 1,720,526
Media (0.6%):
1,380 Cable One, Inc. 583,919
50,512 New York Times Co. (The), Class A 2,183,129
10,302 Nexstar Media Group, Inc. 1,774,932
61,099 TEGNA, Inc. 912,819
5,454,799
Shares Value
Common Stocks, continued
Metals & Mining (2.3%):
55,736 Alcoa Corp. $ 1,883,320
155,287 Cleveland-Cliffs, Inc.* 3,531,226
36,119 Commercial Metals Co. 2,122,714
44,694 MP Materials Corp.* 639,124
17,923 Reliance, Inc. 5,989,508
20,309 Royal Gold, Inc. 2,473,839
69,421 United States Steel Corp. 2,830,988
19,470,719
Mortgage Real Estate Investment Trusts (REITs) (0.6%):
158,948 Annaly Capital Management, Inc. 3,129,686
99,493 Starwood Property Trust, Inc. 2,022,693
5,152,379
Multi-Utilities (0.2%):
21,796 Black Hills Corp. 1,190,062
17,723 Northwestern Energy Group, Inc. 902,632
2,092,694
Office REITs (0.5%):
31,876 COPT Defense Properties 770,443
46,018 Cousins Properties, Inc. 1,106,273
33,502 Kilroy Realty Corp. 1,220,478
50,343 Vornado Realty Trust 1,448,368
4,545,562
Oil, Gas & Consumable Fuels (4.4%):
105,574 Antero Midstream Corp. 1,484,370
87,047 Antero Resources Corp.* 2,524,363
34,484 Chesapeake Energy Corp. 3,063,214
12,923 Chord Energy Corp. 2,303,396
26,832 Civitas Resources, Inc. 2,036,817
45,240 CNX Resources Corp.* 1,073,093
29,173 DT Midstream, Inc. 1,782,470
135,391 Equitrans Midstream Corp. 1,691,034
49,660 HF Sinclair Corp. 2,997,974
34,712 Matador Resources Co. 2,317,720
44,908 Murphy Oil Corp. 2,052,296
79,080 Ovintiv , Inc. 4,104,252
33,832 PBF Energy, Inc., Class A 1,947,708
143,500 Permian Resources Corp. 2,534,210
74,245 Range Resources Corp. 2,556,255
340,708 Southwestern Energy Co.* 2,582,567
37,051,739
Paper & Forest Products (0.2%):
19,578 Louisiana-Pacific Corp. 1,642,790
Personal Care Products (0.9%):
40,932 BellRing Brands, Inc.* 2,416,216
116,874 Coty, Inc., Class A* 1,397,813
17,167 elf Beauty, Inc.* 3,365,247
7,179,276
Pharmaceuticals (0.4%):
19,519 Jazz Pharmaceuticals plc* 2,350,478
41,592 Perrigo Co. plc 1,338,846
3,689,324
Professional Services (2.8%):
15,021 ASGN, Inc.* 1,573,600

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
7,061 CACI International, Inc., Class A* $ 2,674,919
14,937 Concentrix Corp. 989,128
50,455 ExlService Holdings, Inc.* 1,604,469
15,274 Exponent, Inc. 1,263,007
10,780 FTI Consulting, Inc.* 2,266,926
51,375 Genpact , Ltd. 1,692,806
10,985 Insperity , Inc. 1,204,066
42,085 KBR, Inc. 2,679,131
15,375 ManpowerGroup , Inc. 1,193,715
19,151 Maximus, Inc. 1,606,769
13,472 Paylocity Holding Corp.* 2,315,298
16,400 Science Applications International Corp. 2,138,396
23,202,230
Real Estate Management & Development (0.3%):
14,987 Jones Lang LaSalle, Inc.* 2,923,814
Residential REITs (1.2%):
98,421 American Homes 4 Rent, Class A 3,619,924
44,624 Apartment Income REIT Corp. 1,448,941
58,097 Equity LifeStyle Properties, Inc. 3,741,447
67,322 Independence Realty Trust, Inc. 1,085,904
9,896,216
Retail REITs (0.9%):
30,610 Agree Realty Corp. 1,748,443
93,825 Brixmor Property Group, Inc. 2,200,196
67,506 Kite Realty Group Trust 1,463,530
56,400 NNN REIT, Inc. 2,410,536
7,822,705
Semiconductors & Semiconductor Equipment (2.7%):
21,921 Allegro MicroSystems , Inc.* 590,990
32,625 Amkor Technology, Inc. 1,051,830
16,475 Cirrus Logic, Inc.* 1,524,926
42,649 Lattice Semiconductor Corp.* 3,336,431
16,992 MACOM Technology Solutions Holdings, Inc.* 1,625,115
19,500 MKS Instruments, Inc. 2,593,500
15,325 Onto Innovation, Inc.* 2,775,051
16,898 Power Integrations, Inc. 1,209,052
33,021 Rambus, Inc.* 2,041,028
9,714 Silicon Laboratories, Inc.* 1,396,096
12,313 Synaptics , Inc.* 1,201,256
13,409 Universal Display Corp. 2,258,746
38,461 Wolfspeed , Inc.* 1,134,600
22,738,621
Software (2.4%):
6,341 Appfolio , Inc., Class A* 1,564,578
8,652 Aspen Technology, Inc.* 1,845,299
13,122 Blackbaud , Inc.* 972,865
13,721 CommVault Systems, Inc.* 1,391,721
18,509 Dolby Laboratories, Inc., Class A 1,550,499
79,741 Dropbox, Inc., Class A* 1,937,706
74,939 Dynatrace , Inc.* 3,480,167
19,124 Manhattan Associates, Inc.* 4,785,399
11,377 Qualys , Inc.* 1,898,480
30,086 Teradata Corp.* 1,163,426
20,590,140
Shares Value
Common Stocks, continued
Specialized REITs (1.7%):
69,808 CubeSmart $ 3,156,718
23,313 EPR Properties 989,637
83,992 Gaming and Leisure Properties, Inc. 3,869,511
27,353 Lamar Advertising Co., Class A 3,266,222
23,352 National Storage Affiliates Trust 914,464
23,898 PotlatchDeltic Corp. 1,123,684
42,243 Rayonier, Inc. 1,404,157
14,724,393
Specialty Retail (4.3%):
8,023 AutoNation, Inc.* 1,328,448
19,787 Burlington Stores, Inc.* 4,594,344
18,023 Dick's Sporting Goods, Inc. 4,052,652
16,966 Five Below, Inc.* 3,077,293
33,073 Floor & Decor Holdings, Inc., Class A* 4,286,922
83,599 GameStop Corp., Class A*^ 1,046,660
66,395 Gap, Inc. (The) 1,829,182
8,570 Lithia Motors, Inc. 2,578,370
5,923 Murphy USA, Inc. 2,482,922
6,194 Penske Automotive Group, Inc. 1,003,366
4,745 RH* 1,652,494
39,755 Valvoline, Inc.* 1,771,880
19,865 Williams-Sonoma, Inc. 6,307,733
36,012,266
Technology Hardware, Storage & Peripherals (0.6%):
91,943 Pure Storage, Inc., Class A* 4,780,117
Textiles, Apparel & Luxury Goods (1.4%):
35,854 Capri Holdings, Ltd.* 1,624,186
11,080 Carter's, Inc. 938,254
9,933 Columbia Sportswear Co. 806,361
18,744 Crocs, Inc.* 2,695,387
18,595 PVH Corp. 2,614,643
41,303 Skechers USA, Inc., Class A* 2,530,222
65,404 Under Armour , Inc., Class A* 482,682
51,670 Under Armour , Inc., Class C* 368,924
12,060,659
Trading Companies & Distributors (1.8%):
12,106 Applied Industrial Technologies, Inc. 2,391,540
53,152 Core & Main, Inc., Class A* 3,042,952
10,998 GATX Corp. 1,474,062
14,174 MSC Industrial Direct Co., Inc. 1,375,445
9,741 Watsco , Inc. 4,207,820
13,720 WESCO International, Inc. 2,349,962
14,841,781
Water Utilities (0.3%):
78,486 Essential Utilities, Inc. 2,907,906
Total Common Stocks (Cost $545,125,524) 844,463,873
Affiliated Investment Company (0.2%):
Money Market (0.2%):
1,923,089 BlackRock Liquidity FedFund , Institutional Class+(a)
(b) 1,923,089
Total Affiliated Investment Company (Cost $1,923,089) 1,923,089

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
3,517,012 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(b) $ 3,517,012
Total Unaffiliated Investment Company (Cost $3,517,012) 3,517,012
Total Investment Securities
(Cost $550,565,625) — 100.7% 849,903,974
Net other assets (liabilities) — (0.7)% (5,720,079)
Net Assets — 100.0% $ 844,183,895
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,822,661.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(b) The rate represents the effective yield at March 31, 2024.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini June Futures (U.S. Dollar) 6/21/24 8 $ 2,461,920 $ 20,208
$ 20,208

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (45.5%):
5,617,560 AZL Mid Cap Index Fund, Class 2 $ 131,057,680
20,323,055 AZL S&P 500 Index Fund, Class 2 452,797,660
5,256,215 AZL Small Cap Stock Index Fund, Class 2 65,755,248
649,610,588
1
Fixed Income Fund (39.6%):
58,036,333 AZL Enhanced Bond Index Fund 565,854,248
International Equity Fund (15.0%):
11,656,258 AZL International Index Fund, Class 2 214,824,826
Total Affiliated Investment Companies (Cost $1,447,437,346) 1,430,289,662
Total Investment Securities
(Cost $1,447,437,346) — 100.1% 1,430,289,662
Net other assets (liabilities) — (0.1)% (786,445)
Net Assets — 100.0% $ 1,429,503,217

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .1% ):
Aerospace & Defense ( 1 .7% ):
3,678 Airbus SE $ 678,337
435 Axon Enterprise, Inc.* 136,103
18,858 BAE Systems plc 321,143
3,564 Boeing Co. (The)* 687,816
1,669 CAE, Inc.* 34,467
94 Dassault Aviation SA 20,685
169 Elbit Systems, Ltd. 35,342
1,415 General Dynamics Corp. 399,723
276 HEICO Corp. 52,716
499 HEICO Corp., Class A 76,816
2,478 Howmet Aerospace, Inc. 169,570
271 Huntington Ingalls Industries, Inc. 78,988
700 Kongsberg Gruppen ASA 48,430
1,226 L3Harris Technologies, Inc. 261,261
1,848 Leonardo SpA 46,419
1,400 Lockheed Martin Corp. 636,818
9,399 Melrose Industries plc 79,754
376 MTU Aero Engines AG 95,394
888 Northrop Grumman Corp. 425,050
268 Rheinmetall AG 150,593
50,636 Rolls-Royce Holdings plc* 272,256
8,949 RTX Corp. 872,796
2,103 Safran SA 476,139
10,000 Singapore Technologies Engineering, Ltd. 29,811
1,246 Textron, Inc. 119,529
658 Thales SA 112,158
344 TransDigm Group, Inc. 423,670
6,741,784
Air Freight & Logistics ( 0 .4% ):
768 CH Robinson Worldwide, Inc. 58,476
6,226 Deutsche Post AG 268,076
1,173 DSV A/S 190,630
856 Expeditors International of Washington, Inc. 104,064
1,462 FedEx Corp. 423,600
300 NIPPON EXPRESS HOLDINGS, Inc. 15,310
1,800 SG Holdings Co., Ltd. 22,794
4,541 United Parcel Service, Inc., Class B 674,929
1,600 Yamato Holdings Co., Ltd. 23,039
1,780,918
Automobile Components ( 0 .3% ):
800 Aisin Corp. 32,647
1,756 Aptiv plc* 139,865
1,650 BorgWarner, Inc. 57,321
3,600 Bridgestone Corp. 159,718
4,308 Cie Generale des Etablissements Michelin SCA 165,146
819 Continental AG 59,107
11,600 Denso Corp. 221,985
2,000 Koito Manufacturing Co., Ltd. 26,937
419 Lear Corp. 60,705
1,638 Magna International, Inc. 89,241
3,800 Sumitomo Electric Industries, Ltd. 58,853
1,071,525
Automobiles ( 1 .9% ):
1,918 Bayerische Motoren Werke AG 221,271
775 Ferrari NV 337,742
24,579 Ford Motor Co. 326,409
Shares Value
Common Stocks, continued
Automobiles, continued
8,590 General Motors Co. $ 389,557
27,800 Honda Motor Co., Ltd. 343,874
3,600 Isuzu Motors, Ltd. 48,649
3,600 Mazda Motor Corp. 42,108
4,940 Mercedes-Benz Group AG 393,433
16,900 Nissan Motor Co., Ltd. 67,030
1,315 Renault SA 66,373
4,535 Rivian Automotive, Inc., Class A* 49,658
13,506 Stellantis NV 383,174
3,300 Subaru Corp. 75,118
8,800 Suzuki Motor Corp. 100,397
17,673 Tesla, Inc.* 3,106,737
65,600 Toyota Motor Corp. 1,649,147
201 Volkswagen AG 30,702
4,663 Volvo Car AB, Class B* 17,640
5,400 Yamaha Motor Co., Ltd. 49,741
7,698,760
Banks ( 5 .6% ):
2,689 ABN AMRO Bank NV 46,124
8,372 AIB Group plc 42,456
18,635 ANZ Group Holdings, Ltd. 356,962
36,179 Banco Bilbao Vizcaya Argentaria SA 430,942
8,091 Banco BPM SpA 53,833
100,381 Banco Santander SA 490,416
8,532 Bank Hapoalim BM 80,014
10,762 Bank Leumi Le-Israel BM 89,472
43,901 Bank of America Corp. 1,664,726
5,977 Bank of Ireland Group plc 60,987
4,410 Bank of Montreal 430,613
7,314 Bank of Nova Scotia (The) 378,390
236 Banque Cantonale Vaudoise, Registered Shares 27,438
91,128 Barclays plc 211,716
6,391 BNP Paribas SA 454,774
20,000 BOC Hong Kong Holdings, Ltd. 53,594
23,593 CaixaBank SA^ 114,361
5,656 Canadian Imperial Bank of Commerce^ 286,767
2,800 Chiba Bank, Ltd. (The) 23,312
11,923 Citigroup, Inc. 754,011
3,112 Citizens Financial Group, Inc. 112,934
7,358 Commerzbank AG 101,031
10,438 Commonwealth Bank of Australia 820,580
8,400 Concordia Financial Group, Ltd. 42,230
6,009 Credit Agricole SA 89,504
4,340 Danske Bank A/S 130,088
11,600 DBS Group Holdings, Ltd. 310,348
5,470 DNB Bank ASA 108,629
2,099 Erste Group Bank AG 93,454
4,028 Fifth Third Bancorp 149,882
3,940 FinecoBank Banca Fineco SpA 58,993
62 First Citizens BancShares, Inc., Class A 101,370
3,900 Hang Seng Bank, Ltd. 42,741
117,139 HSBC Holdings plc 915,431
8,659 Huntington Bancshares, Inc. 120,793
21,106 ING Groep NV 347,549
92,891 Intesa Sanpaolo SpA 336,978
7,605 Israel Discount Bank, Ltd., Class A 39,367
9,500 Japan Post Bank Co., Ltd. 102,243
17,870 JPMorgan Chase & Co. 3,579,361

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,449 KBC Group NV $ 108,858
5,399 KeyCorp 85,358
394,371 Lloyds Banking Group plc 258,102
1,027 M&T Bank Corp. 149,367
3,850 Mediobanca Banca di Credito Finanziario SpA 57,353
68,500 Mitsubishi UFJ Financial Group, Inc. 696,892
859 Mizrahi Tefahot Bank, Ltd. 32,231
15,050 Mizuho Financial Group, Inc. 297,820
19,524 National Australia Bank, Ltd. 440,665
2,204 National Bank of Canada 185,609
34,369 NatWest Group plc 115,076
20,108 Nordea Bank Abp 224,018
21,200 Oversea-Chinese Banking Corp., Ltd. 212,132
2,475 PNC Financial Services Group, Inc. (The) 399,960
5,712 Regions Financial Corp. 120,181
14,100 Resona Holdings, Inc. 87,124
8,796 Royal Bank of Canada 887,263
2,200 Shizuoka Financial Group, Inc. 20,921
9,956 Skandinaviska Enskilda Banken AB, Class A^ 134,689
4,271 Societe Generale SA 114,893
13,168 Standard Chartered plc 111,567
7,900 Sumitomo Mitsui Financial Group, Inc. 461,899
3,600 Sumitomo Mitsui Trust Holdings, Inc. 77,630
8,930 Svenska Handelsbanken AB, Class A 90,329
5,800 Swedbank AB, Class A 115,108
10,819 Toronto-Dominion Bank (The) 653,022
8,033 Truist Financial Corp. 313,126
9,448 UniCredit SpA 358,489
8,704 United Overseas Bank, Ltd. 189,221
9,620 US Bancorp 430,014
22,301 Wells Fargo & Co. 1,292,566
21,963 Westpac Banking Corp. 373,986
22,749,883
Beverages ( 1 .4% ):
5,455 Anheuser-Busch InBev SA/NV 331,774
2,900 Asahi Group Holdings, Ltd. 106,484
1,892 Brown-Forman Corp., Class B 97,665
665 Carlsberg AS, Class B 91,130
1,001 Celsius Holdings, Inc.* 83,003
25,296 Coca-Cola Co. (The) 1,547,609
1,460 Coca-Cola Europacific Partners plc 103,110
1,283 Coca-Cola HBC AG 40,534
1,028 Constellation Brands, Inc., Class A 279,369
3,162 Davide Campari-Milano NV, Class M 31,769
13,888 Diageo plc 512,788
771 Heineken Holding NV 62,192
1,759 Heineken NV 169,466
6,360 Keurig Dr Pepper, Inc. 195,061
4,700 Kirin Holdings Co., Ltd. 65,315
1,314 Molson Coors Beverage Co., Class B 88,367
4,796 Monster Beverage Corp.* 284,307
8,505 PepsiCo, Inc. 1,488,460
1,330 Pernod Ricard SA 215,017
125 Remy Cointreau SA 12,588
800 Suntory Beverage & Food, Ltd. 27,046
4,497 Treasury Wine Estates, Ltd. 36,648
5,869,702
Shares Value
Common Stocks, continued
Biotechnology ( 1 .6% ):
10,962 AbbVie, Inc. $ 1,996,180
717 Alnylam Pharmaceuticals, Inc.* 107,156
3,337 Amgen, Inc. 948,776
381 Argenx SE* 150,362
911 Biogen, Inc.* 196,439
1,135 BioMarin Pharmaceutical, Inc.* 99,131
2,922 CSL, Ltd. 549,071
1,266 Exact Sciences Corp.* 87,430
373 Genmab A/S* 111,618
7,800 Gilead Sciences, Inc. 571,350
1,231 Grifols SA* 11,061
1,359 Incyte Corp.* 77,422
1,971 Moderna, Inc.* 210,030
652 Neurocrine Biosciences, Inc.* 89,924
669 Regeneron Pharmaceuticals, Inc.* 643,906
1,510 Swedish Orphan Biovitrum AB* 37,671
275 United Therapeutics Corp.* 63,173
1,573 Vertex Pharmaceuticals, Inc.* 657,530
6,608,230
Broadline Retail ( 3 .0% ):
57,571 Amazon.com, Inc.* 10,384,657
380 Canadian Tire Corp., Ltd., Class A 37,905
1,624 Dollarama, Inc. 123,730
3,368 eBay, Inc. 177,763
821 Etsy, Inc.* 56,419
284 MercadoLibre, Inc.* 429,397
661 Next plc 77,161
2,700 Pan Pacific International Holdings Corp. 71,791
9,375 Prosus NV 293,737
8,000 Rakuten Group, Inc. 45,402
7,170 Wesfarmers, Ltd. 319,802
12,017,764
Building Products ( 0 .7% ):
709 A O Smith Corp. 63,427
1,200 AGC, Inc. 43,519
487 Allegion plc 65,604
6,390 Assa Abloy AB, Class B 183,335
745 Builders FirstSource, Inc.* 155,370
326 Carlisle Cos., Inc. 127,743
5,084 Carrier Global Corp. 295,533
2,733 Cie de Saint-Gobain SA 211,904
1,500 Daikin Industries, Ltd. 205,212
708 Fortune Brands Innovations, Inc. 59,946
228 Geberit AG, Registered Shares 134,741
4,169 Johnson Controls International plc 272,319
1,045 Kingspan Group plc 95,117
223 Lennox International, Inc. 108,993
1,508 Masco Corp. 118,951
11,325 Nibe Industrier AB, Class B 55,606
571 Owens Corning 95,243
52 ROCKWOOL A/S, Class B 17,166
600 TOTO, Ltd. 16,835
1,363 Trane Technologies plc 409,173
2,735,737
Capital Markets ( 3 .0% ):
6,218 3i Group plc 220,221
12,364 abrdn plc 22,053

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
645 Ameriprise Financial, Inc. $ 282,794
375 Amundi SA 25,725
988 Ares Management Corp., Class A 131,384
1,391 ASX, Ltd. 60,196
4,739 Bank of New York Mellon Corp. (The) 273,061
916 BlackRock, Inc.+ 763,669
4,338 Blackstone, Inc. 569,883
2,084 Brookfield Asset Management, Ltd., Class A 87,551
8,417 Brookfield Corp. 352,241
1,473 Carlyle Group, Inc. (The) 69,098
717 Cboe Global Markets, Inc. 131,734
9,487 Charles Schwab Corp. (The) 686,290
2,216 CME Group, Inc. 477,083
938 Coinbase Global, Inc., Class A* 248,683
8,900 Daiwa Securities Group, Inc. 67,740
12,609 Deutsche Bank AG, Registered Shares 198,302
1,170 Deutsche Boerse AG 239,361
2,202 EQT AB 69,573
488 Euronext NV 46,409
248 FactSet Research Systems, Inc. 112,689
2,020 Franklin Resources, Inc. 56,782
458 Futu Holdings, Ltd., ADR* 24,801
2,037 Goldman Sachs Group, Inc. (The) 850,835
1,349 Hargreaves Lansdown plc 12,546
7,300 Hong Kong Exchanges & Clearing, Ltd. 212,919
151 IGM Financial, Inc.^ 3,894
3,521 Intercontinental Exchange, Inc. 483,891
3,400 Japan Exchange Group, Inc. 92,091
1,414 Julius Baer Group, Ltd. 81,637
3,520 KKR & Co., Inc. 354,042
2,596 London Stock Exchange Group plc 310,882
448 LPL Financial Holdings, Inc. 118,362
2,207 Macquarie Group, Ltd. 287,177
220 MarketAxess Holdings, Inc. 48,235
1,004 Moody's Corp. 394,602
7,612 Morgan Stanley 716,746
478 MSCI, Inc. 267,895
2,126 Nasdaq, Inc. 134,151
18,400 Nomura Holdings, Inc. 117,729
1,377 Northern Trust Corp. 122,443
397 Onex Corp. 29,743
143 Partners Group Holding AG 204,375
1,270 Raymond James Financial, Inc. 163,093
1,995 S&P Global, Inc. 848,773
1,400 SBI Holdings, Inc. 36,697
6,758 Schroders plc 32,189
757 SEI Investments Co. 54,428
3,200 Singapore Exchange, Ltd. 21,861
3,801 St James's Place plc 22,361
1,849 State Street Corp. 142,965
1,350 T. Rowe Price Group, Inc. 164,592
1,625 TMX Group, Ltd. 42,869
669 Tradeweb Markets, Inc., Class A 69,690
20,485 UBS Group AG 629,687
12,290,723
Chemicals ( 2 .0% ):
3,289 Air Liquide SA 685,337
1,367 Air Products and Chemicals, Inc. 331,183
994 Akzo Nobel NV 74,129
Shares Value
Common Stocks, continued
Chemicals, continued
772 Albemarle Corp. $ 101,703
413 Arkema SA 43,437
6,500 Asahi Kasei Corp. 47,615
5,580 BASF SE 318,605
692 Celanese Corp. 118,927
1,213 CF Industries Holdings, Inc. 100,934
2,080 Clariant AG, Registered Shares 28,113
4,501 Corteva, Inc. 259,573
1,032 Covestro AG* 56,449
763 Croda International plc 47,314
4,316 Dow, Inc. 250,026
1,181 DSM-Firmenich AG 134,179
2,563 DuPont de Nemours, Inc. 196,505
795 Eastman Chemical Co. 79,675
1,579 Ecolab, Inc. 364,591
36 EMS-Chemie Holding AG 27,614
988 Evonik Industries AG 19,530
648 FMC Corp. 41,278
56 Givaudan SA, Registered Shares 250,252
6,835 ICL Group, Ltd. 36,208
1,458 International Flavors & Fragrances, Inc. 125,373
1,200 JSR Corp. 34,335
2,986 Linde plc 1,386,460
1,576 LyondellBasell Industries NV, Class A 161,193
8,000 Mitsubishi Chemical Group Corp. 48,736
1,000 Mitsui Chemicals, Inc. 29,327
2,249 Mosaic Co. (The) 73,003
6,600 Nippon Paint Holdings Co., Ltd. 47,478
1,100 Nippon Sanso Holdings Corp. 34,537
800 Nissan Chemical Corp. 30,318
1,000 Nitto Denko Corp. 91,398
2,431 Novonesis (Novozymes) B 142,703
2,887 Nutrien, Ltd. 156,862
824 OCI NV 22,549
2,876 Orica, Ltd. 34,278
1,429 PPG Industries, Inc. 207,062
761 RPM International, Inc. 90,521
1,489 Sherwin-Williams Co. (The) 517,174
11,300 Shin-Etsu Chemical Co., Ltd. 495,863
955 Sika AG, Registered Shares 284,404
456 Syensqo SA* 43,167
798 Symrise AG 95,515
9,200 Toray Industries, Inc. 44,201
1,137 Umicore SA 24,504
301 Westlake Corp. 45,993
1,092 Yara International ASA 34,614
7,914,745
Commercial Services & Supplies ( 0 .6% ):
8,487 Brambles, Ltd. 89,467
560 Cintas Corp. 384,737
5,220 Copart, Inc.* 302,342
1,100 Dai Nippon Printing Co., Ltd. 33,720
2,947 Element Fleet Management Corp. 47,630
1,558 GFL Environmental, Inc. 53,732
1,016 RB Global, Inc. 77,393
16,211 Rentokil Initial plc 96,723
1,424 Republic Services, Inc. 272,611
1,446 Rollins, Inc. 66,906
1,200 Secom Co., Ltd. 87,023

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,676 Securitas AB, Class B $ 27,568
1,600 TOPPAN Holdings, Inc. 40,100
1,380 Veralto Corp. 122,351
1,625 Waste Connections, Inc. 279,516
2,534 Waste Management, Inc. 540,122
2,521,941
Communications Equipment ( 0 .6% ):
1,610 Arista Networks, Inc.* 466,868
25,348 Cisco Systems, Inc. 1,265,118
329 F5, Inc.* 62,375
1,798 Juniper Networks, Inc. 66,634
1,060 Motorola Solutions, Inc. 376,279
32,835 Nokia Oyj 116,159
18,166 Telefonaktiebolaget LM Ericsson, Class B 100,014
2,453,447
Construction & Engineering ( 0 .3% ):
1,289 ACS Actividades de Construccion y Servicios SA 53,928
779 AECOM 76,404
977 Bouygues SA 39,869
559 Eiffage SA 63,371
3,183 Ferrovial SE 125,956
2,700 Kajima Corp. 55,375
4,900 Obayashi Corp. 58,211
913 Quanta Services, Inc. 237,197
2,600 Shimizu Corp. 16,797
1,831 Skanska AB, Class B 32,544
772 Stantec, Inc. 64,102
1,100 Taisei Corp. 40,045
3,055 Vinci SA 391,255
747 WSP Global, Inc. 124,515
1,379,569
Construction Materials ( 0 .3% ):
4,323 CRH plc 372,876
769 Heidelberg Materials AG 84,576
3,304 Holcim AG 300,743
2,772 James Hardie Industries plc* 111,283
370 Martin Marietta Materials, Inc. 227,158
802 Vulcan Materials Co. 218,882
1,315,518
Consumer Finance ( 0 .4% ):
1,862 Ally Financial, Inc. 75,579
3,613 American Express Co. 822,644
2,310 Capital One Financial Corp. 343,936
1,479 Discover Financial Services 193,882
1 Isracard, Ltd. 2
2,470 Synchrony Financial 106,506
1,542,549
Consumer Staples Distribution & Retail ( 1 .7% ):
4,000 Aeon Co., Ltd. 94,831
2,104 Albertsons Cos., Inc., Class A 45,110
4,612 Alimentation Couche-Tard, Inc. 263,256
3,488 Carrefour SA 59,684
8,877 Coles Group, Ltd. 98,162
2,737 Costco Wholesale Corp. 2,005,208
1,421 Dollar General Corp. 221,761
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,333 Dollar Tree, Inc.* $ 177,489
787 Empire Co., Ltd. 19,222
11,695 Endeavour Group, Ltd. 41,985
356 George Weston, Ltd. 48,104
9,589 J Sainsbury plc 32,763
1,662 Jeronimo Martins SGPS SA 32,972
1,609 Kesko Oyj, Class B 30,038
1,000 Kobe Bussan Co., Ltd. 24,497
5,777 Koninklijke Ahold Delhaize NV 172,708
4,320 Kroger Co. (The) 246,802
1,010 Loblaw Cos., Ltd. 111,932
2,700 MatsukiyoCocokara & Co. 43,372
1,439 Metro, Inc. 77,262
3,324 Ocado Group plc* 19,149
14,700 Seven & i Holdings Co., Ltd. 213,998
3,025 Sysco Corp. 245,570
2,899 Target Corp. 513,732
40,777 Tesco plc 152,561
4,484 Walgreens Boots Alliance, Inc. 97,258
27,429 Walmart, Inc. 1,650,403
7,412 Woolworths Group, Ltd. 160,188
6,900,017
Containers & Packaging ( 0 .2% ):
8,627 Amcor plc 82,043
532 Avery Dennison Corp. 118,769
1,847 Ball Corp. 124,414
1,000 CCL Industries, Inc. 51,115
765 Crown Holdings, Inc. 60,634
2,127 International Paper Co. 82,996
562 Packaging Corp. of America 106,656
2,350 SIG Group AG 52,110
1,807 Smurfit Kappa Group plc 82,420
1,467 Westrock Co. 72,543
833,700
Distributors ( 0 .1% ):
91 D'ieteren Group 20,165
907 Genuine Parts Co. 140,522
1,795 LKQ Corp. 95,871
263 Pool Corp. 106,120
362,678
Diversified Consumer Services ( 0 .0%
†
):
1,753 IDP Education, Ltd. 20,460
3,287 Pearson plc 43,200
63,660
Diversified REITs ( 0 .1% ):
11,976 GPT Group (The) 35,752
28 KDX Realty Investment Corp. 29,809
4,133 Land Securities Group plc 34,294
23,270 Mirvac Group 35,893
17 Nomura Real Estate Master Fund, Inc. 16,813
15,451 Stockland 48,953
1,532 WP Carey, Inc. 86,466
287,980
Diversified Telecommunication Services ( 0 .9% ):
43,966 AT&T, Inc. 773,802

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
692 BCE, Inc. $ 23,518
41,110 BT Group plc 56,874
2,916 Cellnex Telecom SA 103,093
20,214 Deutsche Telekom AG 490,632
937 Elisa Oyj 41,795
20,000 HKT Trust & HKT, Ltd. 23,332
2,027 Infrastrutture Wireless Italiane SpA 23,025
19,439 Koninklijke KPN NV 72,683
1,489 Liberty Global, Ltd., Class C* 26,266
185,800 Nippon Telegraph & Telephone Corp. 221,230
11,027 Orange SA 129,523
717 Quebecor, Inc., Class B 15,717
50,700 Singapore Telecommunications, Ltd. 95,040
10,729 Spark New Zealand, Ltd. 30,532
158 Swisscom AG, Registered Shares 96,610
92,093 Telecom Italia SpA/Milano*^ 22,291
32,488 Telefonica SA 143,522
3,268 Telenor ASA 36,361
18,848 Telia Co. AB 48,311
22,435 Telstra Group, Ltd. 56,466
3,112 TELUS Corp. 49,791
25,917 Verizon Communications, Inc. 1,087,477
3,667,891
Electric Utilities ( 1 .5% ):
193 Acciona SA 23,498
1,716 Alliant Energy Corp. 86,486
3,322 American Electric Power Co., Inc. 286,024
165 BKW AG 25,322
4,300 Chubu Electric Power Co., Inc. 56,094
3,500 CK Infrastructure Holdings, Ltd. 20,483
10,000 CLP Holdings, Ltd. 79,729
1,925 Constellation Energy Corp. 355,836
4,767 Duke Energy Corp. 461,017
2,527 Edison International 178,735
20,856 EDP - Energias de Portugal SA 81,352
240 Elia Group SA/NV 25,940
1,880 Emera, Inc. 66,169
2,156 Endesa SA 39,959
49,144 Enel SpA 324,379
1,280 Entergy Corp. 135,270
1,333 Evergy, Inc. 71,156
2,337 Eversource Energy 139,682
6,021 Exelon Corp. 226,209
3,375 FirstEnergy Corp. 130,342
2,811 Fortis, Inc. 111,079
3,188 Fortum Oyj^ 39,340
2,288 Hydro One, Ltd. 66,728
38,045 Iberdrola SA 472,295
4,800 Kansai Electric Power Co., Inc. (The) 68,400
4,873 Mercury NZ, Ltd. 20,164
12,649 NextEra Energy, Inc. 808,398
1,274 NRG Energy, Inc. 86,237
12,220 Origin Energy, Ltd. 73,275
976 Orsted AS 54,961
12,362 PG&E Corp. 207,187
6,500 Power Assets Holdings, Ltd. 38,040
4,738 PPL Corp. 130,437
1,850 Redeia Corp. SA 31,580
6,811 Southern Co. (The) 488,621
Shares Value
Common Stocks, continued
Electric Utilities, continued
6,782 SSE plc $ 141,383
7,914 Terna - Rete Elettrica Nazionale 65,622
9,900 Tokyo Electric Power Co. Holdings, Inc.* 60,203
453 Verbund AG 33,167
3,264 Xcel Energy, Inc. 175,440
5,986,239
Electrical Equipment ( 1 .0% ):
9,754 ABB, Ltd., Registered Shares 452,785
1,385 AMETEK, Inc. 253,316
2,465 Eaton Corp. plc 770,756
3,531 Emerson Electric Co. 400,486
700 Fuji Electric Co., Ltd. 46,941
338 Hubbell, Inc. 140,287
1,579 Legrand SA 167,032
12,000 Mitsubishi Electric Corp. 201,165
2,600 NIDEC Corp. 107,338
1,722 Prysmian SpA 89,919
694 Rockwell Automation, Inc. 202,183
3,369 Schneider Electric SE 761,735
3,694 Siemens Energy AG* 67,763
2,286 Vertiv Holdings Co., Class A 186,698
6,506 Vestas Wind Systems A/S* 180,760
4,029,164
Electronic Equipment, Instruments & Components ( 0 .8% ):
3,741 Amphenol Corp., Class A 431,524
800 Azbil Corp. 22,145
818 CDW Corp. 209,228
5,261 Corning, Inc. 173,403
2,146 Halma plc 64,111
900 Hamamatsu Photonics KK 31,728
13,015 Hexagon AB, Class B 154,093
205 Hirose Electric Co., Ltd. 21,059
600 Ibiden Co., Ltd. 26,934
769 Jabil, Inc. 103,008
1,200 Keyence Corp. 558,073
1,029 Keysight Technologies, Inc.* 160,915
8,400 Kyocera Corp. 112,210
10,500 Murata Manufacturing Co., Ltd. 197,609
1,300 Omron Corp. 46,602
1,400 Shimadzu Corp. 39,050
2,400 TDK Corp. 117,916
1,952 TE Connectivity, Ltd. 283,508
273 Teledyne Technologies, Inc.* 117,204
1,612 Trimble, Inc.* 103,748
1,200 Yokogawa Electric Corp. 27,660
344 Zebra Technologies Corp.* 103,695
3,105,423
Energy Equipment & Services ( 0 .2% ):
6,256 Baker Hughes Co. 209,576
5,550 Halliburton Co. 218,781
8,790 Schlumberger NV 481,780
3,045 Tenaris SA 60,158
970,295
Entertainment ( 1 .2% ):
5,483 Bollore SE 36,602
2,400 Capcom Co., Ltd. 45,001

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
1,652 Electronic Arts, Inc. $ 219,171
500 Konami Group Corp. 34,042
1,123 Liberty Media Corp.-Liberty Formula One* 73,669
1,072 Live Nation Entertainment, Inc.* 113,385
2,720 Netflix, Inc.* 1,651,938
2,500 Nexon Co., Ltd. 41,529
6,300 Nintendo Co., Ltd. 344,863
2,750 ROBLOX Corp., Class A* 104,995
702 Roku, Inc.* 45,749
2,319 Sea, Ltd., ADR* 124,553
400 Square Enix Holdings Co., Ltd. 15,394
1,076 Take-Two Interactive Software, Inc.* 159,775
600 Toho Co., Ltd. 19,944
4,901 Universal Music Group NV 147,347
11,365 Walt Disney Co. (The) 1,390,621
13,820 Warner Bros Discovery, Inc.* 120,649
4,689,227
Financial Services ( 3 .0% ):
135 Adyen NV* 228,648
2,415 Apollo Global Management, Inc. 271,567
8,132 Berkshire Hathaway, Inc., Class B* 3,419,668
3,496 Block, Inc.* 295,692
1,482 Edenred SE 78,997
2,167 Equitable Holdings, Inc. 82,368
158 Eurazeo SE 13,839
541 EXOR NV 60,117
3,775 Fidelity National Information Services, Inc. 280,029
3,694 Fiserv, Inc.* 590,375
1,654 Global Payments, Inc. 221,074
576 Groupe Bruxelles Lambert NV 43,556
885 Industrivarden AB, Class A 30,452
840 Industrivarden AB, Class C 28,858
10,668 Investor AB, Class B 267,472
426 Jack Henry & Associates, Inc. 74,009
418 L E Lundbergforetagen AB, Class B 22,642
15,826 M&G plc 44,090
5,182 Mastercard, Inc., Class A 2,495,496
4,100 Mitsubishi HC Capital, Inc. 28,577
4,062 Nexi SpA* 25,755
7,500 ORIX Corp. 164,004
6,487 PayPal Holdings, Inc.* 434,564
142 Sofina SA 31,827
1,929 Toast, Inc., Class A* 48,071
9,813 Visa, Inc., Class A 2,738,612
985 Washington H Soul Pattinson & Co., Ltd. 21,571
4,104 Wise plc, Class A* 48,154
1,617 Worldline SA* 20,017
12,110,101
Food Products ( 1 .3% ):
2,800 Ajinomoto Co., Inc. 104,534
3,439 Archer-Daniels-Midland Co. 216,004
2,448 Associated British Foods plc 77,259
23 Barry Callebaut AG, Registered Shares 33,389
822 Bunge Global SA 84,271
1,385 Campbell Soup Co. 61,563
5 Chocoladefabriken Lindt & Spruengli AG, Class PC 59,825
3,086 Conagra Brands, Inc. 91,469
3,970 Danone SA 256,484
Shares Value
Common Stocks, continued
Food Products, continued
1,198 Darling Ingredients, Inc.* $ 55,719
3,585 General Mills, Inc. 250,842
929 Hershey Co. (The) 180,691
1,634 Hormel Foods Corp. 57,010
476 JDE Peet's NV 9,992
678 JM Smucker Co. (The) 85,340
1,607 Kellanova 92,065
1,071 Kerry Group plc, Class A 91,906
4,500 Kikkoman Corp. 57,752
5,513 Kraft Heinz Co. (The) 203,430
883 Lamb Weston Holdings, Inc. 94,066
1,457 McCormick & Co., Inc. 111,912
1,600 MEIJI Holdings Co., Ltd. 34,913
8,505 Mondelez International, Inc., Class A 595,350
3,271 Mowi ASA 60,141
16,664 Nestle SA, Registered Shares 1,769,685
900 Nissin Foods Holdings Co., Ltd. 24,817
5,748 Orkla ASA 40,570
461 Salmar ASA 30,488
2,279 Saputo, Inc. 44,843
1,811 Tyson Foods, Inc., Class A 106,360
68,033 WH Group, Ltd. 44,899
10,600 Wilmar International, Ltd. 26,897
1,800 Yakult Honsha Co., Ltd. 36,770
5,091,256
Gas Utilities ( 0 .1% ):
1,573 AltaGas, Ltd. 34,749
8,525 APA Group 46,738
960 Atmos Energy Corp. 114,115
595 Enagas SA 8,841
83,117 Hong Kong & China Gas Co., Ltd. 63,047
2,200 Osaka Gas Co., Ltd. 49,556
14,344 Snam SpA 67,696
2,500 Tokyo Gas Co., Ltd. 56,951
441,693
Ground Transportation ( 1 .2% ):
11,052 Aurizon Holdings, Ltd. 28,821
3,421 Canadian National Railway Co. 450,534
5,786 Canadian Pacific Kansas City, Ltd. 510,205
4,500 Central Japan Railway Co. 111,732
12,470 CSX Corp. 462,263
5,700 East Japan Railway Co. 109,300
8,772 Grab Holdings, Ltd.* 27,544
1,400 Hankyu Hanshin Holdings, Inc. 40,118
549 JB Hunt Transport Services, Inc. 109,388
900 Keisei Electric Railway Co., Ltd. 36,552
1,000 Kintetsu Group Holdings Co., Ltd. 29,129
1,052 Knight-Swift Transportation Holdings, Inc. 57,881
10,500 MTR Corp., Ltd. 34,614
1,402 Norfolk Southern Corp. 357,328
2,700 Odakyu Electric Railway Co., Ltd. 37,203
1,178 Old Dominion Freight Line, Inc. 258,347
527 TFI International, Inc. 84,046
1,000 Tobu Railway Co., Ltd. 24,989
2,900 Tokyu Corp. 35,266
11,500 Uber Technologies, Inc.* 885,385
612 U-Haul Holding Co. 40,808
3,788 Union Pacific Corp. 931,583

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
3,000 West Japan Railway Co. $ 62,510
4,725,546
Health Care Equipment & Supplies ( 2 .3% ):
10,749 Abbott Laboratories 1,221,731
3,208 Alcon, Inc. 265,633
429 Align Technology, Inc.* 140,678
1,400 Asahi Intecc Co., Ltd. 24,548
3,137 Baxter International, Inc. 134,075
1,829 Becton Dickinson & Co. 452,586
245 BioMerieux 26,987
9,022 Boston Scientific Corp.* 617,917
157 Carl Zeiss Meditec AG, Class BR 19,612
451 Cochlear, Ltd. 99,182
764 Coloplast A/S, Class B 103,416
1,164 Cooper Cos., Inc. (The) 118,100
522 Demant A/S* 26,029
2,366 Dexcom, Inc.* 328,164
233 DiaSorin SpA 22,473
3,647 Edwards Lifesciences Corp.* 348,507
1,860 EssilorLuxottica SA 421,779
4,138 Fisher & Paykel Healthcare Corp., Ltd. 63,390
2,490 GE HealthCare Technologies, Inc. 226,366
1,920 Getinge AB, B Shares 38,613
1,511 Hologic, Inc.* 117,798
2,200 Hoya Corp. 275,437
496 IDEXX Laboratories, Inc.* 267,805
394 Insulet Corp.* 67,532
2,154 Intuitive Surgical, Inc.* 859,640
5,269 Koninklijke Philips NV* 105,644
8,269 Medtronic plc 720,643
7,300 Olympus Corp. 105,035
943 ResMed, Inc. 186,742
1,749 Siemens Healthineers AG* 107,016
5,148 Smith & Nephew plc 65,085
322 Sonova Holding AG 93,214
606 STERIS plc 136,241
732 Straumann Holding AG, Class R 116,866
2,123 Stryker Corp. 759,758
3,300 Sysmex Corp. 58,889
274 Teleflex, Inc. 61,971
8,400 Terumo Corp. 153,987
1,350 Zimmer Biomet Holdings, Inc. 178,173
9,137,262
Health Care Providers & Services ( 1 .8% ):
845 Amplifon SpA 30,809
1,551 Cardinal Health, Inc. 173,557
1,023 Cencora, Inc. 248,579
3,347 Centene Corp.* 262,673
1,825 Cigna Group (The) 662,822
8,041 CVS Health Corp. 641,350
278 DaVita, Inc.* 38,378
1,455 Elevance Health, Inc. 754,476
1,484 Fresenius Medical Care AG 57,065
2,714 Fresenius SE & Co. KGaA 73,185
1,218 HCA Healthcare, Inc. 406,240
731 Henry Schein, Inc.* 55,205
789 Humana, Inc. 273,562
553 Laboratory Corp. of America Holdings 120,808
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
830 McKesson Corp. $ 445,585
384 Molina Healthcare, Inc.* 157,759
755 Quest Diagnostics, Inc. 100,498
1,328 Ramsay Health Care, Ltd. 48,901
2,275 Sonic Healthcare, Ltd. 43,588
5,725 UnitedHealth Group, Inc. 2,832,158
372 Universal Health Services, Inc., Class B 67,875
7,495,073
Health Care REITs ( 0 .1% ):
3,203 Healthpeak Properties, Inc. 60,056
2,556 Ventas, Inc. 111,288
3,372 Welltower, Inc. 315,080
486,424
Health Care Technology ( 0 .1% ):
3,600 M3, Inc. 51,886
965 Veeva Systems, Inc., Class A* 223,581
275,467
Hotel & Resort REITs ( 0 .0%
†
):
4,256 Host Hotels & Resorts, Inc. 88,014
Hotels, Restaurants & Leisure ( 1 .9% ):
1,023 Accor SA 47,748
2,698 Airbnb, Inc., Class A* 445,062
2,833 Amadeus IT Group SA 181,661
3,286 Aristocrat Leisure, Ltd. 92,066
219 Booking Holdings, Inc. 794,506
1,314 Caesars Entertainment, Inc.* 57,474
6,824 Carnival Corp.* 111,504
168 Chipotle Mexican Grill, Inc.* 488,337
10,923 Compass Group plc 320,056
761 Darden Restaurants, Inc. 127,201
1,331 Delivery Hero SE* 38,068
211 Domino's Pizza, Inc. 104,842
1,608 DoorDash, Inc., Class A* 221,454
2,435 DraftKings, Inc.* 110,573
4,276 Entain plc 42,974
1,222 Evolution AB 151,765
823 Expedia Group, Inc.* 113,368
1,140 Flutter Entertainment plc* 225,139
13,000 Galaxy Entertainment Group, Ltd. 65,350
53,300 Genting Singapore, Ltd. 34,889
1,548 Hilton Worldwide Holdings, Inc. 330,204
281 Hyatt Hotels Corp., Class A 44,853
1,055 InterContinental Hotels Group plc 109,721
397 La Francaise des Jeux SAEM 16,179
2,239 Las Vegas Sands Corp. 115,756
14,501 Lottery Corp., Ltd. (The) 48,661
1,552 Marriott International, Inc., Class A 391,585
4,480 McDonald's Corp. 1,263,136
400 McDonald's Holdings Co. Japan, Ltd. 17,995
1,525 MGM Resorts International* 71,995
7,000 Oriental Land Co., Ltd. 224,258
1,872 Restaurant Brands International, Inc. 148,730
1,567 Royal Caribbean Cruises, Ltd.* 217,829
15,600 Sands China, Ltd.* 43,996
597 Sodexo SA 51,181
6,986 Starbucks Corp. 638,451

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
209 Vail Resorts, Inc. $ 46,572
1,279 Whitbread plc 53,564
551 Wynn Resorts, Ltd. 56,329
1,774 Yum! Brands, Inc. 245,965
7,910,997
Household Durables ( 0 .5% ):
6,179 Barratt Developments plc 37,153
658 Berkeley Group Holdings plc 39,561
1,886 D.R. Horton, Inc. 310,341
905 Garmin, Ltd. 134,727
600 Iida Group Holdings Co., Ltd. 7,759
1,532 Lennar Corp., Class A 263,473
19 NVR, Inc.* 153,899
13,600 Panasonic Holdings Corp. 129,769
2,260 Persimmon plc 37,491
1,267 PulteGroup, Inc. 152,826
95 SEB SA 12,182
2,100 Sekisui Chemical Co., Ltd. 30,712
3,500 Sekisui House, Ltd. 79,622
1,000 Sharp Corp.* 5,572
7,800 Sony Group Corp. 668,568
19,704 Taylor Wimpey plc 34,143
2,097,798
Household Products ( 0 .9% ):
1,538 Church & Dwight Co., Inc. 160,429
748 Clorox Co. (The) 114,526
4,909 Colgate-Palmolive Co. 442,055
4,133 Essity AB, Class B 98,173
659 Henkel AG & Co. KGaA 47,456
2,036 Kimberly-Clark Corp. 263,357
14,548 Procter & Gamble Co. (The) 2,360,413
4,537 Reckitt Benckiser Group plc 258,053
2,400 Unicharm Corp. 76,388
3,820,850
Independent Power and Renewable Electricity Producers
( 0 .1% ):
4,828 AES Corp. (The) 86,566
787 Brookfield Renewable Corp., Class A 19,315
2,038 EDP Renovaveis SA 27,641
7,411 Meridian Energy, Ltd. 26,160
2,059 Northland Power, Inc.^ 33,643
3,871 RWE AG 131,355
1,985 Vistra Corp. 138,255
462,935
Industrial Conglomerates ( 1 .0% ):
3,352 3M Co. 355,547
17,500 CK Hutchison Holdings, Ltd. 84,606
654 DCC plc 47,598
6,683 General Electric Co. 1,173,067
100 Hikari Tsushin, Inc. 18,792
5,600 Hitachi, Ltd. 511,570
4,064 Honeywell International, Inc. 834,136
1,007 Investment AB Latour, Class B 26,460
1,000 Jardine Cycle & Carriage, Ltd. 17,909
1,100 Jardine Matheson Holdings, Ltd. 41,018
11,400 Keppel, Ltd. 62,055
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
1,031 Lifco AB, Class B $ 26,892
4,668 Siemens AG, Registered Shares 891,023
2,548 Smiths Group plc 52,852
4,143,525
Industrial REITs ( 0 .3% ):
19,644 CapitaLand Ascendas REIT 40,385
28 GLP J-Reit 23,502
10,033 Goodman Group 221,037
21,123 Mapletree Logistics Trust 22,854
20 Nippon Prologis REIT, Inc. 35,645
5,769 Prologis, Inc. 751,239
7,464 Segro plc 85,005
1,164 Warehouses De Pauw CVA 33,195
1,212,862
Insurance ( 3 .1% ):
1,729 Admiral Group plc 61,870
8,853 Aegon, Ltd. 53,935
3,444 Aflac, Inc. 295,702
1,180 Ageas SA/NV 54,649
71,200 AIA Group, Ltd. 477,835
2,397 Allianz SE, Registered Shares+ 718,247
1,611 Allstate Corp. (The) 278,719
506 American Financial Group, Inc. 69,059
4,375 American International Group, Inc. 341,994
1,217 Aon plc, Class A 406,137
2,247 Arch Capital Group, Ltd.* 207,713
1,369 Arthur J. Gallagher & Co. 342,305
1,112 ASR Nederland NV 54,433
6,145 Assicurazioni Generali SpA 155,578
291 Assurant, Inc. 54,778
16,693 Aviva plc 104,739
11,417 AXA SA 428,635
296 Baloise Holding AG, Registered Shares 46,377
1,549 Brown & Brown, Inc. 135,599
2,535 Chubb, Ltd. 656,894
1,005 Cincinnati Financial Corp. 124,791
5,600 Dai-ichi Life Holdings, Inc. 142,911
141 Erie Indemnity Co., Class A 56,621
281 Everest Group, Ltd. 111,697
135 Fairfax Financial Holdings, Ltd. 145,536
1,514 Fidelity National Financial, Inc. 80,393
1,848 Gjensidige Forsikring ASA 26,834
676 Globe Life, Inc. 78,666
1,806 Great-West Lifeco, Inc. 57,764
358 Hannover Rueck SE 97,965
1,857 Hartford Financial Services Group, Inc. (The) 191,364
679 iA Financial Corp., Inc. 42,187
16,630 Insurance Australia Group, Ltd. 69,344
1,131 Intact Financial Corp. 183,746
13,100 Japan Post Holdings Co., Ltd. 131,884
1,700 Japan Post Insurance Co., Ltd. 32,477
35,326 Legal & General Group plc 113,306
1,269 Loews Corp. 99,350
11,216 Manulife Financial Corp. 280,152
77 Markel Group, Inc.* 117,154
3,048 Marsh & McLennan Cos., Inc. 627,827
17,323 Medibank Pvt, Ltd. 42,437
3,783 MetLife, Inc. 280,358

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
7,800 MS&AD Insurance Group Holdings, Inc. $ 138,032
855 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 417,125
1,547 NN Group NV 71,548
6,201 Phoenix Group Holdings plc 43,268
2,955 Poste Italiane SpA 36,992
3,531 Power Corp. of Canada^ 99,016
1,375 Principal Financial Group, Inc. 118,676
3,647 Progressive Corp. (The) 754,272
2,167 Prudential Financial, Inc. 254,406
16,697 Prudential plc 157,029
8,713 QBE Insurance Group, Ltd. 102,936
2,747 Sampo Oyj, A Shares 117,091
5,400 Sompo Holdings, Inc. 113,214
3,718 Sun Life Financial, Inc. 202,892
7,083 Suncorp Group, Ltd. 75,667
182 Swiss Life Holding AG 127,581
1,886 Swiss Re AG 242,500
3,200 T&D Holdings, Inc. 55,672
11,100 Tokio Marine Holdings, Inc. 348,683
1,440 Travelers Cos., Inc. (The) 331,402
2,488 Tryg A/S 51,225
1,270 W R Berkley Corp. 112,319
623 Willis Towers Watson plc 171,325
893 Zurich Insurance Group AG 481,568
12,704,401
Interactive Media & Services ( 4 .3% ):
1,569 Adevinta ASA* 16,484
36,633 Alphabet, Inc., Class A* 5,529,019
31,855 Alphabet, Inc., Class C* 4,850,242
6,294 Auto Trader Group plc 55,569
2,390 CAR Group, Ltd. 56,185
19,800 LY Corp. 50,035
1,762 Match Group, Inc.* 63,925
13,739 Meta Platforms, Inc., Class A 6,671,384
3,899 Pinterest, Inc., Class A* 135,178
296 REA Group, Ltd. 35,771
483 Scout24 SE 36,400
2,004 SEEK, Ltd. 32,711
6,600 Snap, Inc., Class A* 75,768
17,608,671
IT Services ( 1 .4% ):
3,885 Accenture plc, Class A 1,346,580
866 Akamai Technologies, Inc.* 94,186
589 Bechtle AG 31,120
954 Capgemini SE 219,955
1,202 CGI, Inc.* 132,625
1,686 Cloudflare, Inc., Class A* 163,255
3,124 Cognizant Technology Solutions Corp., Class A 228,958
352 EPAM Systems, Inc.* 97,208
11,000 Fujitsu, Ltd. 176,161
483 Gartner, Inc.* 230,232
771 GoDaddy, Inc., Class A* 91,502
5,615 International Business Machines Corp. 1,072,240
472 MongoDB, Inc.* 169,278
1,400 NEC Corp. 101,879
2,520 Nomura Research Institute, Ltd. 71,138
4,600 NTT Data Group Corp. 73,115
Shares Value
Common Stocks, continued
IT Services, continued
400 Obic Co., Ltd. $ 60,293
958 Okta, Inc.* 100,226
1,000 Otsuka Corp. 21,215
900 SCSK Corp. 16,690
7,473 Shopify, Inc., Class A* 576,586
1,688 Snowflake, Inc., Class A* 272,781
1,600 TIS, Inc. 34,254
1,063 Twilio, Inc., Class A* 65,002
613 VeriSign, Inc.* 116,170
301 Wix.com, Ltd.* 41,382
5,604,031
Leisure Products ( 0 .1% ):
4,200 Bandai Namco Holdings, Inc. 77,767
298 BRP, Inc. 20,011
961 Hasbro, Inc. 54,316
400 Shimano, Inc. 59,737
1,200 Yamaha Corp. 25,858
237,689
Life Sciences Tools & Services ( 1 .1% ):
1,891 Agilent Technologies, Inc. 275,159
4,273 Avantor, Inc.* 109,261
260 Bachem Holding AG^ 24,903
108 Bio-Rad Laboratories, Inc., Class A* 37,354
972 Bio-Techne Corp. 68,419
306 Charles River Laboratories International, Inc.* 82,911
4,328 Danaher Corp. 1,080,788
702 Eurofins Scientific SE 44,699
1,057 Illumina, Inc.* 145,147
1,118 IQVIA Holdings, Inc.* 282,731
460 Lonza Group AG, Registered Shares 275,467
137 Mettler-Toledo International, Inc.* 182,387
1,609 QIAGEN NV 68,796
295 Repligen Corp.* 54,256
700 Revvity, Inc. 73,500
206 Sartorius Stedim Biotech 58,696
2,376 Thermo Fisher Scientific, Inc. 1,380,955
380 Waters Corp.* 130,807
442 West Pharmaceutical Services, Inc. 174,904
4,551,140
Machinery ( 2 .1% ):
2,154 Alfa Laval AB 84,687
1,792 Alstom SA^ 27,295
16,261 Atlas Copco AB, Class A 274,469
9,677 Atlas Copco AB, Class B 142,883
3,146 Caterpillar, Inc. 1,152,789
6,392 CNH Industrial NV 82,387
887 Cummins, Inc. 261,354
2,100 Daifuku Co., Ltd. 50,380
3,171 Daimler Truck Holding AG 160,611
1,655 Deere & Co. 679,775
893 Dover Corp. 158,231
4,031 Epiroc AB, Class A 76,023
2,340 Epiroc AB, Class B 39,637
6,300 FANUC Corp. 176,227
2,124 Fortive Corp. 182,706
952 GEA Group AG 40,245
1,041 Graco, Inc. 97,292

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
800 Hitachi Construction Machinery Co., Ltd. $ 24,159
600 Hoshizaki Corp. 21,886
2,525 Husqvarna AB, B Shares 21,612
495 IDEX Corp. 120,790
1,851 Illinois Tool Works, Inc. 496,679
2,137 Indutrade AB 58,227
2,471 Ingersoll Rand, Inc. 234,621
395 Knorr-Bremse AG 29,871
5,600 Komatsu, Ltd. 165,851
1,984 Kone Oyj, Class B 92,272
5,700 Kubota Corp. 90,776
1,500 Makita Corp. 42,560
5,113 Metso Oyj 60,660
2,300 MINEBEA MITSUMI, Inc. 45,091
1,800 MISUMI Group, Inc. 25,110
19,000 Mitsubishi Heavy Industries, Ltd. 172,372
329 Nordson Corp. 90,324
2,591 Otis Worldwide Corp. 257,209
3,266 PACCAR, Inc. 404,625
805 Parker-Hannifin Corp. 447,411
930 Pentair plc 79,459
32 Rational AG 27,575
6,342 Sandvik AB 140,747
275 Schindler Holding AG, Series PC 69,251
187 Schindler Holding AG, Registered Shares 45,620
217,569 Seatrium, Ltd.* 12,743
2,448 SKF AB, B Shares^ 49,908
300 SMC Corp. 169,301
319 Snap-on, Inc. 94,494
405 Spirax-Sarco Engineering plc 51,471
920 Stanley Black & Decker, Inc. 90,096
9,000 Techtronic Industries Co., Ltd. 122,022
600 Toro Co. (The) 54,978
800 Toyota Industries Corp. 83,639
179 VAT Group AG 92,594
863 Volvo AB, Class A 23,770
9,308 Volvo AB, Class B 252,143
2,720 Wartsila Oyj Abp 41,313
1,184 Westinghouse Air Brake Technologies Corp. 172,485
1,515 Xylem, Inc. 195,799
1,600 Yaskawa Electric Corp. 68,069
8,526,574
Marine Transportation ( 0 .1% ):
20 AP Moller - Maersk A/S, Class A 25,563
24 AP Moller - Maersk A/S, Class B 31,211
2,400 Kawasaki Kisen Kaisha, Ltd. 32,229
343 Kuehne + Nagel International AG, Class R 95,470
2,100 Mitsui OSK Lines, Ltd. 63,990
3,000 Nippon Yusen KK 82,256
12,000 SITC International Holdings Co., Ltd. 21,926
352,645
Media ( 0 .6% ):
618 Charter Communications, Inc., Class A* 179,609
24,796 Comcast Corp., Class A 1,074,907
1,300 Dentsu Group, Inc. 36,018
1,721 Fox Corp., Class A 53,816
968 Fox Corp., Class B 27,704
8,843 Informa plc 92,693
Shares Value
Common Stocks, continued
Media, continued
2,288 Interpublic Group of Cos., Inc. (The) $ 74,657
739 Liberty Broadband Corp., Class C* 42,293
1,069 Liberty Media Corp.-Liberty SiriusXM* 31,760
2,491 News Corp., Class A 65,214
1,148 Omnicom Group, Inc. 111,081
3,327 Paramount Global, Class B 39,159
1,441 Publicis Groupe SA 157,017
6,283 Sirius XM Holdings, Inc.^ 24,378
2,895 Trade Desk, Inc. (The), Class A* 253,081
3,675 Vivendi SE 40,080
7,540 WPP plc 71,342
2,374,809
Metals & Mining ( 1 .3% ):
3,021 Agnico Eagle Mines, Ltd. 180,158
7,856 Anglo American plc 194,085
2,646 Antofagasta plc 68,292
2,946 ArcelorMittal SA 80,923
10,401 Barrick Gold Corp. 173,017
31,090 BHP Group, Ltd. 897,647
2,969 BlueScope Steel, Ltd. 46,188
2,098 Boliden AB 58,136
3,016 Cleveland-Cliffs, Inc.* 68,584
4,279 First Quantum Minerals, Ltd. 46,000
10,986 Fortescue, Ltd. 184,052
1,109 Franco-Nevada Corp. 132,156
8,771 Freeport-McMoRan, Inc. 412,412
65,889 Glencore plc 362,411
4,254 Ivanhoe Mines, Ltd.* 50,757
3,100 JFE Holdings, Inc. 51,281
7,700 Kinross Gold Corp. 47,244
4,089 Lundin Mining Corp. 41,844
958 Mineral Resources, Ltd. 44,332
7,254 Newmont Corp. 259,983
5,300 Nippon Steel Corp. 127,450
10,117 Norsk Hydro ASA 55,812
8,015 Northern Star Resources, Ltd. 76,486
1,567 Nucor Corp. 310,109
1,988 Pan American Silver Corp. 29,973
18,950 Pilbara Minerals, Ltd. 47,482
382 Reliance, Inc. 127,657
7,016 Rio Tinto plc 445,114
2,398 Rio Tinto, Ltd. 190,601
23,062 South32, Ltd. 45,273
986 Steel Dynamics, Inc. 146,155
1,800 Sumitomo Metal Mining Co., Ltd. 53,393
2,960 Teck Resources, Ltd., Class B 135,499
573 voestalpine AG 16,076
2,771 Wheaton Precious Metals Corp. 130,530
5,337,112
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .0%
†
):
3,240 Annaly Capital Management, Inc. 63,796
Multi-Utilities ( 0 .6% ):
1,565 Ameren Corp. 115,747
993 Canadian Utilities, Ltd., Class A 22,618
3,884 CenterPoint Energy, Inc. 110,655
31,540 Centrica plc 50,781

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
1,930 CMS Energy Corp. $ 116,456
2,191 Consolidated Edison, Inc. 198,965
5,375 Dominion Energy, Inc. 264,396
1,228 DTE Energy Co. 137,708
13,584 E.ON SE 188,785
12,131 Engie SA 203,831
23,212 National Grid plc 312,218
2,789 NiSource, Inc. 77,144
3,053 Public Service Enterprise Group, Inc. 203,879
3,843 Sempra 276,043
4,592 Veolia Environnement SA 148,957
1,964 WEC Energy Group, Inc. 161,284
2,589,467
Office REITs ( 0 .1% ):
1,079 Alexandria Real Estate Equities, Inc. 139,094
861 Boston Properties, Inc. 56,232
316 Covivio SA 16,281
6,489 Dexus 33,527
236 Gecina SA 24,088
7 Japan Real Estate Investment Corp. 24,961
10 Nippon Building Fund, Inc. 40,036
334,219
Oil, Gas & Consumable Fuels ( 4 .2% ):
1,797 Aker BP ASA 44,928
1,369 Ampol, Ltd. 35,508
1,657 APA Corp. 56,968
3,848 ARC Resources, Ltd. 68,613
106,978 BP plc 672,042
2,904 Cameco Corp. 125,731
6,522 Canadian Natural Resources, Ltd. 497,577
8,812 Cenovus Energy, Inc. 176,188
1,474 Cheniere Energy, Inc. 237,727
767 Chesapeake Energy Corp. 68,133
11,115 Chevron Corp. 1,753,280
7,331 ConocoPhillips 933,090
5,070 Coterra Energy, Inc. 141,352
3,841 Devon Energy Corp. 192,741
1,036 Diamondback Energy, Inc. 205,304
13,129 Enbridge, Inc. 474,501
17,150 ENEOS Holdings, Inc. 82,571
13,351 Eni SpA 211,651
3,602 EOG Resources, Inc. 460,480
2,174 EQT Corp. 80,590
5,860 Equinor ASA 157,294
24,713 Exxon Mobil Corp. 2,872,639
3,214 Galp Energia SGPS SA 53,194
1,754 Hess Corp. 267,730
891 HF Sinclair Corp. 53,790
7,410 Idemitsu Kosan Co., Ltd. 50,788
1,308 Imperial Oil, Ltd. 90,229
6,200 Inpex Corp. 94,485
1,180 Keyera Corp. 30,397
12,555 Kinder Morgan, Inc. 230,259
3,361 Marathon Oil Corp. 95,251
2,388 Marathon Petroleum Corp. 481,182
2,999 Neste Oyj 81,292
3,968 Occidental Petroleum Corp. 257,880
981 OMV AG 46,472
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,710 ONEOK, Inc. $ 297,431
1,492 Ovintiv, Inc. 77,435
697 Parkland Corp. 22,201
3,603 Pembina Pipeline Corp. 127,185
2,747 Phillips 66 448,695
1,426 Pioneer Natural Resources Co. 374,325
7,492 Repsol SA 125,029
20,801 Santos, Ltd. 105,038
40,269 Shell plc 1,335,795
7,726 Suncor Energy, Inc. 285,161
1,228 Targa Resources Corp. 137,524
6,384 TC Energy Corp.^ 256,604
111 Texas Pacific Land Corp. 64,215
13,483 TotalEnergies SE 926,964
2,246 Tourmaline Oil Corp. 105,020
2,124 Valero Energy Corp. 362,546
7,744 Williams Cos., Inc. (The) 301,784
12,188 Woodside Energy Group, Ltd. 243,410
16,978,219
Paper & Forest Products ( 0 .1% ):
734 Holmen AB, B Shares 29,868
3,130 Mondi plc 55,145
2,811 Stora Enso Oyj, Class R 39,086
4,358 Svenska Cellulosa AB SCA, Class B^ 66,915
3,253 UPM-Kymmene Oyj 108,258
391 West Fraser Timber Co., Ltd. 33,765
333,037
Passenger Airlines ( 0 .1% ):
990 Air Canada* 14,334
1,000 ANA Holdings, Inc. 20,882
962 Delta Air Lines, Inc. 46,051
4,680 Deutsche Lufthansa AG, Registered Shares* 36,758
1,000 Japan Airlines Co., Ltd. 18,975
5,489 Qantas Airways, Ltd.* 19,511
8,850 Singapore Airlines, Ltd. 42,007
710 Southwest Airlines Co. 20,725
219,243
Personal Care Products ( 0 .6% ):
707 Beiersdorf AG 102,922
1,481 Estee Lauder Cos., Inc. (The) 228,296
34,483 Haleon plc 144,686
2,900 Kao Corp. 108,520
10,540 Kenvue, Inc. 226,188
1,496 L'Oreal SA 709,399
2,800 Shiseido Co., Ltd. 76,552
15,580 Unilever plc 782,209
2,378,772
Pharmaceuticals ( 5 .0% ):
11,300 Astellas Pharma, Inc. 121,454
9,492 AstraZeneca plc 1,277,754
6,144 Bayer AG, Registered Shares 188,399
12,741 Bristol-Myers Squibb Co. 690,944
997 Catalent, Inc.* 56,281
4,000 Chugai Pharmaceutical Co., Ltd. 152,905
11,600 Daiichi Sankyo Co., Ltd. 368,739
1,700 Eisai Co., Ltd. 70,041

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
4,995 Eli Lilly & Co. $ 3,885,910
25,399 GSK plc 545,382
1,106 Hikma Pharmaceuticals plc 26,749
283 Ipsen SA 33,634
415 Jazz Pharmaceuticals plc* 49,974
14,953 Johnson & Johnson 2,365,415
1,400 Kyowa Kirin Co., Ltd. 25,173
15,756 Merck & Co., Inc. 2,079,004
757 Merck KGaA 133,583
12,688 Novartis AG, Registered Shares 1,228,965
20,246 Novo Nordisk A/S, Class B 2,593,899
2,500 Ono Pharmaceutical Co., Ltd. 40,980
612 Orion Oyj, Class B 22,815
2,400 Otsuka Holdings Co., Ltd. 99,547
34,623 Pfizer, Inc. 960,788
582 Recordati Industria Chimica e Farmaceutica SpA 32,160
4,386 Roche Holding AG 1,119,831
187 Roche Holding AG, Class BR 50,343
2,369 Royalty Pharma plc, Class A 71,947
2,809 Sandoz Group AG* 84,747
6,931 Sanofi SA 679,958
1,600 Shionogi & Co., Ltd. 81,942
9,650 Takeda Pharmaceutical Co., Ltd. 268,232
7,029 Teva Pharmaceutical Industries, Ltd., ADR* 99,179
733 UCB SA 90,390
7,608 Viatris, Inc. 90,840
2,891 Zoetis, Inc. 489,186
20,177,090
Professional Services ( 1 .0% ):
981 Adecco Group AG 38,790
2,569 Automatic Data Processing, Inc. 641,582
814 Booz Allen Hamilton Holding Corp. 120,830
694 Broadridge Financial Solutions, Inc. 142,173
1,956 Bureau Veritas SA 59,611
3,893 Computershare, Ltd. 66,234
1,003 Dayforce, Inc.* 66,409
755 Equifax, Inc. 201,978
5,630 Experian plc 245,734
886 Intertek Group plc 55,817
725 Jacobs Solutions, Inc. 111,454
798 Leidos Holdings, Inc. 104,610
2,092 Paychex, Inc. 256,898
353 Paycom Software, Inc. 70,250
310 Paylocity Holding Corp.* 53,277
647 Randstad NV 34,118
8,800 Recruit Holdings Co., Ltd. 387,709
11,628 RELX plc 502,333
581 Robert Half, Inc. 46,062
961 SGS SA, Registered Shares 93,235
1,465 SS&C Technologies Holdings, Inc. 94,302
405 Teleperformance SE 39,267
926 Thomson Reuters Corp. 144,123
1,266 TransUnion 101,027
878 Verisk Analytics, Inc. 206,971
1,556 Wolters Kluwer NV 243,650
4,128,444
Real Estate Management & Development ( 0 .4% ):
116 Azrieli Group, Ltd. 8,374
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
17,300 CapitaLand Investment, Ltd. $ 34,416
1,860 CBRE Group, Inc., Class A* 180,867
3,700 City Developments, Ltd. 16,068
14,000 CK Asset Holdings, Ltd. 57,675
2,510 CoStar Group, Inc.* 242,466
300 Daito Trust Construction Co., Ltd. 34,205
3,500 Daiwa House Industry Co., Ltd. 104,118
18,800 ESR Group, Ltd. 20,136
3,858 Fastighets AB Balder, B Shares* 28,303
257 FirstService Corp., Class WI 42,552
11,000 Hang Lung Properties, Ltd. 11,292
6,324 Henderson Land Development Co., Ltd. 18,052
6,600 Hongkong Land Holdings, Ltd. 20,266
2,400 Hulic Co., Ltd. 24,643
403 LEG Immobilien SE* 34,589
7,600 Mitsubishi Estate Co., Ltd. 138,268
16,500 Mitsui Fudosan Co., Ltd. 177,808
1,000 Nomura Real Estate Holdings, Inc. 28,279
1,352 Sagax AB, Class B 35,614
24,117 Sino Land Co., Ltd. 25,071
2,100 Sumitomo Realty & Development Co., Ltd. 78,210
9,500 Sun Hung Kai Properties, Ltd. 91,544
2,000 Swire Pacific, Ltd., Class A 16,469
9,200 Swire Properties, Ltd. 19,354
498 Swiss Prime Site AG, Registered Shares 46,967
4,742 Vonovia SE 140,223
11,000 Wharf Real Estate Investment Co., Ltd. 35,831
1,012 Zillow Group, Inc., Class C* 49,365
1,761,025
Residential REITs ( 0 .3% ):
1,914 American Homes 4 Rent, Class A 70,397
865 AvalonBay Communities, Inc. 160,509
739 Camden Property Trust 72,718
272 Canadian Apartment Properties REIT 9,336
1,106 Equity LifeStyle Properties, Inc. 71,226
2,399 Equity Residential 151,401
428 Essex Property Trust, Inc. 104,779
3,865 Invitation Homes, Inc. 137,633
795 Mid-America Apartment Communities, Inc. 104,606
860 Sun Communities, Inc. 110,579
1,736 UDR, Inc. 64,944
1,058,128
Retail REITs ( 0 .3% ):
30,906 CapitaLand Integrated Commercial Trust 45,436
43 Japan Metropolitan Fund Invest 26,811
3,984 Kimco Realty Corp. 78,126
1,137 Klepierre SA 29,429
17,300 Link REIT 74,519
15,100 Mapletree Pan Asia Commercial Trust 14,347
5,355 Realty Income Corp. 289,706
1,170 Regency Centers Corp. 70,855
460 RioCan Real Estate Investment Trust^ 6,273
27,559 Scentre Group 61,041
2,079 Simon Property Group, Inc. 325,343
812 Unibail-Rodamco-Westfield* 65,222
24,703 Vicinity, Ltd. 34,287
1,121,395

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment ( 8 .2% ):
10,045 Advanced Micro Devices, Inc.* $ 1,813,022
4,900 Advantest Corp. 219,006
3,075 Analog Devices, Inc. 608,204
5,190 Applied Materials, Inc. 1,070,334
287 ASM International NV 174,818
2,494 ASML Holding NV 2,394,119
536 BE Semiconductor Industries NV 81,826
2,759 Broadcom, Inc. 3,656,806
500 Disco Corp. 183,726
833 Enphase Energy, Inc.* 100,776
941 Entegris, Inc. 132,248
592 First Solar, Inc.* 99,930
8,258 Infineon Technologies AG 280,698
26,122 Intel Corp. 1,153,809
831 KLA Corp. 580,512
827 Lam Research Corp. 803,488
400 Lasertec Corp. 113,454
760 Lattice Semiconductor Corp.* 59,455
5,470 Marvell Technology, Inc. 387,714
3,395 Microchip Technology, Inc. 304,565
6,883 Micron Technology, Inc. 811,437
278 Monolithic Power Systems, Inc. 188,323
15,289 NVIDIA Corp. 13,814,529
1,606 NXP Semiconductors NV 397,919
2,736 ON Semiconductor Corp.* 201,233
526 Qorvo, Inc.* 60,401
6,942 QUALCOMM, Inc. 1,175,281
8,700 Renesas Electronics Corp.* 155,736
2,000 Rohm Co., Ltd. 31,915
500 SCREEN Holdings Co., Ltd. 65,055
992 Skyworks Solutions, Inc. 107,453
4,315 STMicroelectronics NV 185,719
2,600 SUMCO Corp. 41,156
932 Teradyne, Inc. 105,158
5,610 Texas Instruments, Inc. 977,318
2,900 Tokyo Electron, Ltd. 760,624
33,297,767
Software ( 8 .3% ):
2,808 Adobe, Inc.* 1,416,917
529 ANSYS, Inc.* 183,648
1,009 AppLovin Corp., Class A* 69,843
217 Aspen Technology, Inc.* 46,282
929 Atlassian Corp., Class A* 181,257
1,371 Autodesk, Inc.* 357,036
1,205 Bentley Systems, Inc., Class B 62,925
597 BILL Holdings, Inc.* 41,026
1,667 Cadence Design Systems, Inc.* 518,904
593 Check Point Software Technologies, Ltd.* 97,258
129 Constellation Software, Inc. 352,407
467 Corpay, Inc.* 144,088
1,417 Crowdstrike Holdings, Inc., Class A* 454,276
280 CyberArk Software, Ltd.* 74,376
4,296 Dassault Systemes SE 189,991
1,620 Datadog, Inc., Class A* 200,232
633 Descartes Systems Group, Inc. (The)* 57,907
1,230 DocuSign, Inc.* 73,246
1,395 Dropbox, Inc., Class A* 33,898
1,408 Dynatrace, Inc.* 65,387
150 Fair Isaac Corp.* 187,441
Shares Value
Common Stocks, continued
Software, continued
4,030 Fortinet, Inc.* $ 275,289
3,426 Gen Digital, Inc. 76,742
287 HubSpot, Inc.* 179,823
1,739 Intuit, Inc. 1,130,350
431 Manhattan Associates, Inc.* 107,849
43,706 Microsoft Corp. 18,387,988
423 Nemetschek SE 41,852
487 Nice, Ltd.* 126,999
1,565 Open Text Corp. 60,733
10,295 Oracle Corp. 1,293,155
300 Oracle Corp. Japan 22,550
11,371 Palantir Technologies, Inc., Class A* 261,647
1,955 Palo Alto Networks, Inc.* 555,474
708 PTC, Inc.* 133,769
666 Roper Technologies, Inc. 373,519
6,257 Sage Group plc (The) 99,907
6,012 Salesforce, Inc. 1,810,694
6,492 SAP SE 1,263,775
1,273 ServiceNow, Inc.* 970,535
938 Synopsys, Inc.* 536,067
400 Temenos AG, Registered Shares 28,653
800 Trend Micro, Inc. 40,696
274 Tyler Technologies, Inc.* 116,453
2,586 UiPath, Inc., Class A* 58,625
1,510 Unity Software, Inc.* 40,317
1,150 WiseTech Global, Ltd. 70,404
1,328 Workday, Inc., Class A* 362,212
951 Xero, Ltd.* 82,619
1,326 Zoom Video Communications, Inc., Class A* 86,681
554 Zscaler, Inc.* 106,717
33,510,439
Specialized REITs ( 0 .7% ):
2,917 American Tower Corp. 576,370
2,682 Crown Castle, Inc. 283,836
1,960 Digital Realty Trust, Inc. 282,318
584 Equinix, Inc. 481,993
1,349 Extra Space Storage, Inc. 198,303
1,540 Gaming and Leisure Properties, Inc. 70,948
1,821 Iron Mountain, Inc. 146,062
958 Public Storage 277,877
638 SBA Communications Corp. 138,255
6,435 VICI Properties, Inc. 191,699
4,368 Weyerhaeuser Co. 156,855
2,804,516
Specialty Retail ( 1 .7% ):
106 AutoZone, Inc.* 334,075
1,229 Bath & Body Works, Inc. 61,475
1,107 Best Buy Co., Inc. 90,807
404 Burlington Stores, Inc.* 93,805
1,047 CarMax, Inc.* 91,204
341 Dick's Sporting Goods, Inc. 76,677
1,000 Fast Retailing Co., Ltd. 309,935
4,103 H & M Hennes & Mauritz AB, Class B 67,069
6,150 Home Depot, Inc. (The) 2,359,140
6,853 Industria de Diseno Textil SA 345,048
17,355 JD Sports Fashion plc 29,419
12,728 Kingfisher plc 40,026
3,534 Lowe's Cos., Inc. 900,216

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
500 Nitori Holdings Co., Ltd. $ 75,381
366 O'Reilly Automotive, Inc.* 413,170
2,117 Ross Stores, Inc. 310,691
7,032 TJX Cos., Inc. (The) 713,185
656 Tractor Supply Co. 171,688
296 Ulta Beauty, Inc.* 154,773
3,400 USS Co., Ltd. 28,107
387 Williams-Sonoma, Inc. 122,884
829 Zalando SE* 23,689
1,200 ZOZO, Inc. 29,784
6,842,248
Technology Hardware, Storage & Peripherals ( 4 .3% ):
90,924 Apple, Inc. 15,591,648
1,100 Brother Industries, Ltd. 20,444
6,400 Canon, Inc. 190,540
1,510 Dell Technologies, Inc., Class C 172,306
7,500 FUJIFILM Holdings Corp. 168,507
7,877 Hewlett Packard Enterprise Co. 139,659
5,883 HP, Inc. 177,784
1,075 Logitech International SA, Class R 96,214
1,232 NetApp, Inc. 129,323
3,600 Ricoh Co., Ltd. 32,060
1,345 Seagate Technology Holdings plc 125,152
2,200 Seiko Epson Corp. 38,434
287 Super Micro Computer, Inc.* 289,879
1,996 Western Digital Corp.* 136,207
17,308,157
Textiles, Apparel & Luxury Goods ( 1 .1% ):
1,032 adidas AG 230,489
2,711 Burberry Group plc 41,582
3,252 Cie Financiere Richemont SA, Registered Shares 497,555
163 Deckers Outdoor Corp.* 153,425
1,244 Gildan Activewear, Inc. 46,172
197 Hermes International SCA 504,967
477 Kering SA 188,515
699 Lululemon Athletica, Inc.* 273,064
1,694 LVMH Moet Hennessy Louis Vuitton SE 1,531,907
1,224 Moncler SpA 91,310
7,530 NIKE, Inc., Class B 707,670
526 Pandora A/S 84,977
767 Puma SE 34,763
437 Swatch Group AG (The) 19,817
209 Swatch Group AG (The), Class BR 48,505
4,454,718
Tobacco ( 0 .5% ):
10,950 Altria Group, Inc. 477,639
12,473 British American Tobacco plc 379,039
4,862 Imperial Brands plc 108,683
7,900 Japan Tobacco, Inc. 210,624
9,647 Philip Morris International, Inc. 883,858
2,059,843
Trading Companies & Distributors ( 0 .8% ):
1,088 AerCap Holdings NV* 94,558
2,799 Ashtead Group plc 198,915
908 Brenntag SE 76,477
2,452 Bunzl plc 94,404
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
3,469 Fastenal Co. $ 267,599
1,323 Ferguson plc 289,518
327 IMCD NV 57,622
7,600 ITOCHU Corp. 325,945
9,200 Marubeni Corp. 159,363
21,700 Mitsubishi Corp. 501,244
7,900 Mitsui & Co., Ltd. 369,158
1,400 MonotaRO Co., Ltd. 16,812
1,239 Reece, Ltd. 22,710
7,000 Sumitomo Corp. 168,559
483 Toromont Industries, Ltd. 46,485
1,400 Toyota Tsusho Corp. 96,125
410 United Rentals, Inc. 295,655
276 W.W. Grainger, Inc. 280,775
193 Watsco, Inc. 83,370
3,445,294
Transportation Infrastructure ( 0 .1% ):
435 Aena SME SA 85,620
215 Aeroports de Paris SA 29,453
8,354 Auckland International Airport, Ltd. 41,615
1,886 Getlink SE 32,096
19,315 Transurban Group 167,868
356,652
Water Utilities ( 0 .1% ):
1,249 American Water Works Co., Inc. 152,640
1,659 Essential Utilities, Inc. 61,466
1,696 Severn Trent plc 52,913
4,770 United Utilities Group plc 62,010
329,029
Wireless Telecommunication Services ( 0 .4% ):
8,900 KDDI Corp. 263,189
2,319 Rogers Communications, Inc., Class B 95,026
18,100 SoftBank Corp. 232,482
6,500 SoftBank Group Corp. 388,492
2,292 Tele2 AB, B Shares 18,826
3,256 T-Mobile US, Inc. 531,444
148,132 Vodafone Group plc 131,130
1,660,589
Total Common Stocks (Cost $272,318,475) 401,598,031
Preferred Stocks ( 0 .1% ):
Automobiles ( 0 .1% ):
335 Bayerische Motoren Werke AG, 8.57%, 5/15/20 35,916
634 Dr Ing hc F Porsche AG, 1.09% 63,102
1,151 Porsche Automobil Holding SE, 5.21%, 5/20/20 61,003
1,331 Volkswagen AG, 7.13%, 5/8/20 176,499
336,520
Household Products ( 0 .0%
†
):
1,047 Henkel AG & Co. KGaA, 2.48%, 4/21/20 84,133
Life Sciences Tools & Services ( 0 .0%
†
):
144 Sartorius AG, 0.39% 57,262
Total Preferred Stocks (Cost $577,209) 477,915

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
Contracts Value
Warrant ( 0 .0%
†
):
Software ( 0 .0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) $ —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company ( 0 .3% ):
Money Market ( 0 .3% ):
1,148,353 BlackRock Liquidity FedFund, Institutional Class+(b)
(c) 1,148,353
Total Affiliated Investment Company (Cost $1,148,353) 1,148,353
Total Investment Securities
(Cost $274,044,037) — 99.5% 403,224,299
Net other assets (liabilities) — 0.5% 1,877,420
Net Assets — 100.0% $ 405,101,719
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,086,906.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of March 31, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(c) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2024 :
(Unaudited)
Country Percentage
Australia 1 .9%
Austria — %
†
Belgium 0 .2%
Bermuda 0 .1%
Canada 3 .2%
Chile — %
†
Denmark 1 .0%
Finland 0 .3%
France 3 .1%
Germany 2 .2%
Hong Kong 0 .5%
Ireland 1 .1%
Israel 0 .2%
Italy 0 .6%
Japan 6 .1%
Jordan — %
†
Luxembourg — %
†
Macau — %
†
Netherlands 1 .5%
New Zealand 0 .1%
Norway 0 .2%
Portugal — %
†
Singapore 0 .3%
Spain 0 .7%
Sweden 0 .8%
Switzerland 2 .8%
United Kingdom 3 .6%
United States 69 .4%
Uruguay 0 .1%
100 .0%
† Represents less than 0.05%.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 June Futures (Euro) 6/21/24 8 $ 435,364 $ 3,479
FTSE 100 Index June Futures (British Pounds) 6/21/24 3 302,400 2,965
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 8 2,123,400 18,758
SGX NIKKEI 225 Index June Futures (Japenese Yen) 6/13/24 2 265,427 210
$ 25,412
Forward Currency Contracts
At March 31, 2024, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 150,666 Swiss Franc 135,706 BOA Merrill Lynch 4/3/24 $ 116
U.S. Dollar 143,109 British Pound 113,398 JPMorgan Chase 4/3/24 11
Total Net Forward Currency Contracts $ 127

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 0 .6% ):
1,571 Axon Enterprise, Inc.* $ 491,534
1,699 Boeing Co. (The)* 327,890
399 BWX Technologies, Inc. 40,945
924 HEICO Corp. 176,484
1,621 HEICO Corp., Class A 249,537
4,872 Lockheed Martin Corp. 2,216,127
169 Northrop Grumman Corp. 80,894
209 TransDigm Group, Inc. 257,404
3,840,815
Air Freight & Logistics ( 0 .1% ):
2,112 CH Robinson Worldwide, Inc. 160,807
396 Expeditors International of Washington, Inc. 48,142
4,506 United Parcel Service, Inc., Class B 669,727
878,676
Automobiles ( 1 .8% ):
62,402 Tesla, Inc.* 10,969,648
Banks ( 0 .1% ):
30 First Citizens BancShares, Inc., Class A 49,050
36,532 NU Holdings, Ltd., Class A* 435,827
484,877
Beverages ( 1 .3% ):
194 Boston Beer Co., Inc. (The), Class A* 59,058
711 Brown-Forman Corp., Class A 37,648
3,134 Brown-Forman Corp., Class B 161,777
3,245 Celsius Holdings, Inc.* 269,075
43,690 Coca-Cola Co. (The) 2,672,954
391 Constellation Brands, Inc., Class A 106,258
16,978 Monster Beverage Corp.* 1,006,456
21,521 PepsiCo, Inc. 3,766,390
8,079,616
Biotechnology ( 2 .3% ):
39,910 AbbVie, Inc. 7,267,611
2,261 Alnylam Pharmaceuticals, Inc.* 337,906
8,204 Amgen, Inc. 2,332,561
2,288 Apellis Pharmaceuticals, Inc.* 134,489
564 BioMarin Pharmaceutical, Inc.* 49,260
1,282 Exact Sciences Corp.* 88,535
5,259 Exelixis, Inc.* 124,796
3,219 Incyte Corp.* 183,386
2,743 Ionis Pharmaceuticals, Inc.* 118,909
2,412 Natera, Inc.* 220,602
2,227 Neurocrine Biosciences, Inc.* 307,148
161 Regeneron Pharmaceuticals, Inc.* 154,961
5,898 Roivant Sciences, Ltd.* 62,165
1,977 Sarepta Therapeutics, Inc.* 255,942
1,855 Ultragenyx Pharmaceutical, Inc.* 86,610
5,325 Vertex Pharmaceuticals, Inc.* 2,225,903
13,950,784
Broadline Retail ( 6 .3% ):
203,765 Amazon.com, Inc.* 36,755,131
25,007 Coupang, Inc.* 444,874
847 eBay, Inc. 44,705
1,540 Etsy, Inc.* 105,829
Shares Value
Common Stocks, continued
Broadline Retail, continued
506 Ollie's Bargain Outlet Holdings, Inc.* $ 40,262
37,390,801
Building Products ( 0 .2% ):
336 A O Smith Corp. 30,058
1,521 Advanced Drainage Systems, Inc. 261,977
1,845 Allegion plc 248,540
331 Armstrong World Industries, Inc. 41,117
1,499 Trane Technologies plc 450,000
2,447 Trex Co., Inc.* 244,088
1,275,780
Capital Markets ( 1 .2% ):
2,280 Ameriprise Financial, Inc. 999,643
3,742 Ares Management Corp., Class A 497,611
16,193 Blackstone, Inc. 2,127,274
1,702 Blue Owl Capital, Inc. 32,100
857 FactSet Research Systems, Inc. 389,412
3,640 KKR & Co., Inc. 366,111
1,683 LPL Financial Holdings, Inc. 444,649
866 MarketAxess Holdings, Inc. 189,871
3,272 Moody's Corp. 1,285,994
599 Morningstar, Inc. 184,714
870 MSCI, Inc. 487,592
600 S&P Global, Inc. 255,270
844 Tradeweb Markets, Inc., Class A 87,919
705 XP, Inc., Class A 18,090
7,366,250
Chemicals ( 0 .6% ):
600 Axalta Coating Systems, Ltd.* 20,634
4,338 Ecolab, Inc. 1,001,644
476 FMC Corp. 30,321
1,058 Linde plc 491,251
1,388 PPG Industries, Inc. 201,121
467 RPM International, Inc. 55,550
1,055 Scotts Miracle-Gro Co. (The) 78,692
4,476 Sherwin-Williams Co. (The) 1,554,649
3,433,862
Commercial Services & Supplies ( 0 .8% ):
1,756 Cintas Corp. 1,206,425
19,435 Copart, Inc.* 1,125,675
159 MSA Safety, Inc. 30,781
3,062 RB Global, Inc. 233,232
5,866 Rollins, Inc. 271,420
245 Tetra Tech, Inc. 45,254
8,231 Waste Management, Inc. 1,754,438
4,667,225
Communications Equipment ( 0 .5% ):
5,699 Arista Networks, Inc.* 1,652,596
3,446 Motorola Solutions, Inc. 1,223,261
18 Ubiquiti, Inc. 2,085
2,877,942
Construction & Engineering ( 0 .1% ):
339 EMCOR Group, Inc. 118,718
886 Quanta Services, Inc. 230,183

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
16 Valmont Industries, Inc. $ 3,652
1,267 WillScot Mobile Mini Holdings Corp.* 58,916
411,469
Construction Materials ( 0 .1% ):
509 Eagle Materials, Inc. 138,321
669 Vulcan Materials Co. 182,583
320,904
Consumer Finance ( 0 .2% ):
4,297 American Express Co. 978,384
2,428 SLM Corp. 52,906
1,031,290
Consumer Staples Distribution & Retail ( 1 .8% ):
846 Albertsons Cos., Inc., Class A 18,138
137 Casey's General Stores, Inc. 43,628
10,020 Costco Wholesale Corp. 7,340,953
4,966 Dollar General Corp. 774,994
1,591 Performance Food Group Co.* 118,752
11,293 Sysco Corp. 916,766
10,453 Target Corp. 1,852,376
11,065,607
Containers & Packaging ( 0 .1% ):
593 Avery Dennison Corp. 132,387
3,495 Graphic Packaging Holding Co. 101,984
2,032 Sealed Air Corp. 75,591
309,962
Distributors ( 0 .1% ):
877 Pool Corp. 353,869
Diversified Consumer Services ( 0 .0%
†
):
181 Bright Horizons Family Solutions, Inc.* 20,518
196 Grand Canyon Education, Inc.* 26,697
2,175 H&R Block, Inc. 106,815
1,134 Service Corp. International 84,154
238,184
Diversified Telecommunication Services ( 0 .0%
†
):
2,580 Iridium Communications, Inc. 67,493
Electrical Equipment ( 0 .2% ):
6,727 ChargePoint Holdings, Inc.*^ 12,781
573 Hubbell, Inc. 237,824
2,603 Rockwell Automation, Inc. 758,332
449 Vertiv Holdings Co., Class A 36,670
1,045,607
Electronic Equipment, Instruments & Components ( 0 .3% ):
6,595 Amphenol Corp., Class A 760,733
2,848 CDW Corp. 728,462
1,800 Jabil, Inc. 241,110
1,039 Keysight Technologies, Inc.* 162,479
1,344 Vontier Corp. 60,964
235 Zebra Technologies Corp.* 70,838
2,024,586
Shares Value
Common Stocks, continued
Energy Equipment & Services ( 0 .0%
†
):
4,255 Halliburton Co. $ 167,732
Entertainment ( 1 .2% ):
723 Live Nation Entertainment, Inc.* 76,472
9,655 Netflix, Inc.* 5,863,771
507 Playtika Holding Corp. 3,574
10,547 ROBLOX Corp., Class A* 402,684
391 Roku, Inc.* 25,482
3,159 Spotify Technology SA* 833,660
1,433 TKO Group Holdings, Inc. 123,826
7,329,469
Financial Services ( 4 .0% ):
11,889 Apollo Global Management, Inc. 1,336,918
4,645 Block, Inc.* 392,874
7,546 Equitable Holdings, Inc. 286,823
440 Euronet Worldwide, Inc.* 48,369
3,681 Fiserv, Inc.* 588,297
486 Jack Henry & Associates, Inc. 84,433
18,778 Mastercard, Inc., Class A 9,042,922
22,236 PayPal Holdings, Inc.* 1,489,590
354 Rocket Cos., Inc., Class A* 5,151
1,120 Shift4 Payments, Inc., Class A* 73,998
8,171 Toast, Inc., Class A* 203,621
604 UWM Holdings Corp. 4,385
36,077 Visa, Inc., Class A 10,068,369
1,195 Western Union Co. (The) 16,706
416 WEX, Inc.* 98,813
23,741,269
Food Products ( 0 .1% ):
318 Freshpet, Inc.* 36,843
2,470 Hershey Co. (The) 480,415
3,156 Lamb Weston Holdings, Inc. 336,209
853,467
Ground Transportation ( 1 .1% ):
180 Avis Budget Group, Inc. 22,043
4,794 CSX Corp. 177,714
415 JB Hunt Transport Services, Inc. 82,689
630 Landstar System, Inc. 121,439
6,755 Lyft, Inc., Class A* 130,709
4,206 Old Dominion Freight Line, Inc. 922,418
72 Saia, Inc.* 42,120
44,507 Uber Technologies, Inc.* 3,426,594
792 U-Haul Holding Co. 52,810
5,895 Union Pacific Corp. 1,449,757
6,428,293
Health Care Equipment & Supplies ( 1 .7% ):
2,491 Abbott Laboratories 283,127
1,723 Align Technology, Inc.* 565,006
8,729 Dexcom, Inc.* 1,210,712
13,575 Edwards Lifesciences Corp.* 1,297,227
544 GE HealthCare Technologies, Inc. 49,455
835 Globus Medical, Inc.* 44,789
1,848 IDEXX Laboratories, Inc.* 997,791
636 Inspire Medical Systems, Inc.* 136,606
1,617 Insulet Corp.* 277,154
7,927 Intuitive Surgical, Inc.* 3,163,586

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
923 Masimo Corp.* $ 135,543
2,552 Novocure, Ltd.* 39,888
825 Penumbra, Inc.* 184,124
3,332 ResMed, Inc. 659,836
841 Shockwave Medical, Inc.* 273,855
2,033 Stryker Corp. 727,550
10,046,249
Health Care Providers & Services ( 2 .1% ):
6,287 agilon health, Inc.* 38,351
2,882 Cardinal Health, Inc. 322,496
3,709 Cencora, Inc. 901,250
241 Chemed Corp. 154,705
499 Cigna Group (The) 181,232
1,171 DaVita, Inc.* 161,656
703 Elevance Health, Inc. 364,533
964 HCA Healthcare, Inc. 321,523
1,194 Humana, Inc. 413,984
1,152 McKesson Corp. 618,451
705 Molina Healthcare, Inc.* 289,635
17,680 UnitedHealth Group, Inc. 8,746,296
12,514,112
Health Care Technology ( 0 .1% ):
1,096 Certara, Inc.* 19,596
1,384 Doximity, Inc., Class A* 37,243
3,292 Veeva Systems, Inc., Class A* 762,724
819,563
Hotels, Restaurants & Leisure ( 2 .8% ):
9,271 Airbnb, Inc., Class A* 1,529,344
789 Booking Holdings, Inc. 2,862,397
1,788 Caesars Entertainment, Inc.* 78,207
845 Cava Group, Inc.* 59,192
624 Chipotle Mexican Grill, Inc.* 1,813,825
720 Choice Hotels International, Inc.^ 90,972
1,655 Churchill Downs, Inc. 204,806
1,228 Darden Restaurants, Inc. 205,260
781 Domino's Pizza, Inc. 388,063
5,488 DoorDash, Inc., Class A* 755,807
9,275 DraftKings, Inc.* 421,178
2,184 Expedia Group, Inc.* 300,846
2,585 Hilton Worldwide Holdings, Inc. 551,406
7,806 Las Vegas Sands Corp. 403,570
5,461 Marriott International, Inc., Class A 1,377,865
6,812 McDonald's Corp. 1,920,644
2,604 Norwegian Cruise Line Holdings, Ltd.* 54,502
1,039 Planet Fitness, Inc., Class A* 65,073
1,635 Royal Caribbean Cruises, Ltd.* 227,281
25,106 Starbucks Corp. 2,294,437
1,537 Texas Roadhouse, Inc. 237,421
853 Travel + Leisure Co. 41,763
101 Vail Resorts, Inc. 22,506
3,673 Wendy's Co. (The) 69,199
689 Wingstop, Inc. 252,450
161 Wynn Resorts, Ltd. 16,459
5,519 Yum! Brands, Inc. 765,209
17,009,682
Shares Value
Common Stocks, continued
Household Durables ( 0 .0%
†
):
4 NVR, Inc.* $ 32,400
866 Tempur Sealy International, Inc. 49,206
53 TopBuild Corp.* 23,359
104,965
Household Products ( 0 .6% ):
937 BJ's Wholesale Club Holdings, Inc.* 70,884
4,909 Church & Dwight Co., Inc. 512,058
2,819 Clorox Co. (The) 431,617
7,197 Kimberly-Clark Corp. 930,932
10,055 Procter & Gamble Co. (The) 1,631,424
3,576,915
Independent Power and Renewable Electricity Producers
( 0 .1% ):
9,454 AES Corp. (The) 169,510
2,350 Vistra Corp. 163,678
333,188
Industrial Conglomerates ( 0 .1% ):
1,936 Honeywell International, Inc. 397,364
Insurance ( 0 .8% ):
1,102 Arch Capital Group, Ltd.* 101,869
303 Arthur J. Gallagher & Co. 75,762
2,139 Brown & Brown, Inc. 187,248
146 Everest Group, Ltd. 58,035
481 Kinsale Capital Group, Inc. 252,400
335 Lincoln National Corp. 10,696
8,963 Marsh & McLennan Cos., Inc. 1,846,199
523 Primerica, Inc. 132,298
9,899 Progressive Corp. (The) 2,047,311
333 RenaissanceRe Holdings, Ltd. 78,265
227 RLI Corp. 33,703
2,186 Ryan Specialty Holdings, Inc. 121,323
272 Willis Towers Watson plc 74,800
5,019,909
Interactive Media & Services ( 10 .5% ):
134,400 Alphabet, Inc., Class A* 20,284,992
113,520 Alphabet, Inc., Class C* 17,284,555
5,664 Match Group, Inc.* 205,490
50,026 Meta Platforms, Inc., Class A 24,291,625
13,101 Pinterest, Inc., Class A* 454,212
3,116 ZoomInfo Technologies, Inc.* 49,949
62,570,823
IT Services ( 1 .5% ):
14,290 Accenture plc, Class A 4,953,057
6,614 Cloudflare, Inc., Class A* 640,433
1,279 EPAM Systems, Inc.* 353,209
1,696 Gartner, Inc.* 808,432
991 Globant SA* 200,083
1,866 GoDaddy, Inc., Class A* 221,457
1,527 MongoDB, Inc.* 547,643
244 Okta, Inc.* 25,527
7,138 Snowflake, Inc., Class A* 1,153,501
714 Twilio, Inc., Class A* 43,661

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
123 VeriSign, Inc.* $ 23,310
8,970,313
Leisure Products ( 0 .0%
†
):
7,878 Peloton Interactive, Inc., Class A* 33,757
1,961 YETI Holdings, Inc.* 75,597
109,354
Life Sciences Tools & Services ( 1 .3% ):
2,191 10X Genomics, Inc., Class A* 82,228
5,346 Agilent Technologies, Inc. 777,897
3,260 Bio-Techne Corp. 229,471
2,195 Bruker Corp. 206,198
256 ICON plc* 86,003
1,084 Illumina, Inc.* 148,855
3,840 IQVIA Holdings, Inc.* 971,098
1,581 Maravai LifeSciences Holdings, Inc., Class A* 13,707
538 Medpace Holdings, Inc.* 217,433
483 Mettler-Toledo International, Inc.* 643,013
530 Repligen Corp.* 97,478
1,721 Sotera Health Co.* 20,669
5,375 Thermo Fisher Scientific, Inc. 3,124,004
1,341 Waters Corp.* 461,612
1,653 West Pharmaceutical Services, Inc. 654,109
7,733,775
Machinery ( 1 .3% ):
8,655 Caterpillar, Inc. 3,171,452
5,440 Deere & Co. 2,234,425
1,038 Donaldson Co., Inc. 77,518
1,543 Graco, Inc. 144,209
157 IDEX Corp. 38,311
5,517 Illinois Tool Works, Inc. 1,480,377
1,157 Lincoln Electric Holdings, Inc. 295,544
624 Otis Worldwide Corp. 61,944
2,463 Toro Co. (The) 225,685
580 Xylem, Inc. 74,959
7,804,424
Media ( 0 .3% ):
2,252 Charter Communications, Inc., Class A* 654,499
26 Liberty Broadband Corp., Class A* 1,485
616 Liberty Broadband Corp., Class C* 35,254
300 Nexstar Media Group, Inc. 51,687
9,942 Trade Desk, Inc. (The), Class A* 869,129
1,612,054
Metals & Mining ( 0 .0%
†
):
1,973 Southern Copper Corp. 210,164
Oil, Gas & Consumable Fuels ( 0 .5% ):
2,894 Antero Midstream Corp. 40,690
6,195 APA Corp. 212,984
5,405 Cheniere Energy, Inc. 871,718
3,530 Hess Corp. 538,819
1,464 New Fortress Energy, Inc. 44,784
629 ONEOK, Inc. 50,427
2,747 Ovintiv, Inc. 142,569
5,034 Targa Resources Corp. 563,758
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
420 Texas Pacific Land Corp. $ 242,974
2,708,723
Passenger Airlines ( 0 .0%
†
):
4,952 American Airlines Group, Inc.* 76,013
837 Delta Air Lines, Inc. 40,067
116,080
Personal Care Products ( 0 .1% ):
1,623 Estee Lauder Cos., Inc. (The) 250,186
13,655 Kenvue, Inc. 293,036
543,222
Pharmaceuticals ( 3 .0% ):
19,140 Eli Lilly & Co. 14,890,154
656 Jazz Pharmaceuticals plc* 78,996
10,628 Merck & Co., Inc. 1,402,365
10,506 Zoetis, Inc. 1,777,720
18,149,235
Professional Services ( 0 .9% ):
8,011 Automatic Data Processing, Inc. 2,000,667
2,945 Booz Allen Hamilton Holding Corp. 437,156
2,246 Broadridge Financial Solutions, Inc. 460,115
322 Dayforce, Inc.* 21,320
1,919 Equifax, Inc. 513,371
157 FTI Consulting, Inc.* 33,015
1,141 Genpact, Ltd. 37,596
968 KBR, Inc. 61,623
7,292 Paychex, Inc. 895,458
1,166 Paycom Software, Inc. 232,046
971 Paylocity Holding Corp.* 166,876
3,230 Verisk Analytics, Inc. 761,408
5,620,651
Real Estate Management & Development ( 0 .1% ):
3,864 CoStar Group, Inc.* 373,262
Residential REITs ( 0 .0%
†
):
1,219 Equity LifeStyle Properties, Inc. 78,504
685 Sun Communities, Inc. 88,077
166,581
Retail REITs ( 0 .0%
†
):
1,549 Simon Property Group, Inc. 242,403
Semiconductors & Semiconductor Equipment ( 13 .6% ):
20,627 Advanced Micro Devices, Inc.* 3,722,967
1,669 Allegro MicroSystems, Inc.* 44,996
15,968 Applied Materials, Inc. 3,293,081
9,750 Broadcom, Inc. 12,922,748
3,030 Enphase Energy, Inc.* 366,569
198 Entegris, Inc. 27,827
3,052 KLA Corp. 2,132,036
2,819 Lam Research Corp. 2,738,856
3,016 Lattice Semiconductor Corp.* 235,942
8,619 Microchip Technology, Inc. 773,210
1,048 Monolithic Power Systems, Inc. 709,936
53,740 NVIDIA Corp. 48,557,314
21,999 QUALCOMM, Inc. 3,724,431
2,986 Teradyne, Inc. 336,910

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,331 Texas Instruments, Inc. $ 1,451,344
445 Universal Display Corp. 74,960
81,113,127
Software ( 18 .3% ):
10,211 Adobe, Inc.* 5,152,471
1,619 ANSYS, Inc.* 562,052
1,099 AppLovin Corp., Class A* 76,073
3,503 Atlassian Corp., Class A* 683,470
4,858 Autodesk, Inc.* 1,265,120
4,222 Bentley Systems, Inc., Class B 220,473
6,139 Cadence Design Systems, Inc.* 1,910,948
4,220 Confluent, Inc., Class A* 128,794
1,513 Corpay, Inc.* 466,821
4,806 Crowdstrike Holdings, Inc., Class A* 1,540,756
6,202 Datadog, Inc., Class A* 766,567
4,639 DocuSign, Inc.* 276,252
3,355 DoubleVerify Holdings, Inc.* 117,962
5,449 Dropbox, Inc., Class A* 132,411
5,681 Dynatrace, Inc.* 263,826
1,838 Elastic NV* 184,241
554 Fair Isaac Corp.* 692,284
1,643 Five9, Inc.* 102,047
14,639 Fortinet, Inc.* 999,990
2,209 Gen Digital, Inc. 49,482
1,918 Gitlab, Inc., Class A* 111,858
1,623 HashiCorp, Inc., Class A* 43,740
1,033 HubSpot, Inc.* 647,236
6,178 Intuit, Inc. 4,015,700
1,409 Manhattan Associates, Inc.* 352,574
168,321 Microsoft Corp. 70,816,011
1,427 Nutanix, Inc., Class A* 88,074
14,335 Oracle Corp. 1,800,619
43,422 Palantir Technologies, Inc., Class A* 999,140
6,868 Palo Alto Networks, Inc.* 1,951,405
842 Pegasystems, Inc. 54,427
1,711 Procore Technologies, Inc.* 140,593
1,356 PTC, Inc.* 256,203
1,786 RingCentral, Inc., Class A* 62,046
15,959 Salesforce, Inc. 4,806,532
645 SentinelOne, Inc., Class A* 15,035
4,605 ServiceNow, Inc.* 3,510,852
2,997 Smartsheet, Inc., Class A* 115,384
3,453 Synopsys, Inc.* 1,973,390
2,254 Teradata Corp.* 87,162
720 Tyler Technologies, Inc.* 306,007
6,456 UiPath, Inc., Class A* 146,358
2,389 Unity Software, Inc.* 63,786
4,538 Workday, Inc., Class A* 1,237,739
2,040 Zscaler, Inc.* 392,965
109,586,876
Specialized REITs ( 0 .7% ):
10,505 American Tower Corp. 2,075,683
1,021 Crown Castle, Inc. 108,053
1,049 Equinix, Inc. 865,771
3,178 Iron Mountain, Inc. 254,907
1,517 Lamar Advertising Co., Class A 181,145
2,087 Public Storage 605,355
Shares Value
Common Stocks, continued
Specialized REITs, continued
277 SBA Communications Corp. $ 60,026
4,150,940
Specialty Retail ( 3 .3% ):
328 AutoZone, Inc.* 1,033,741
682 Best Buy Co., Inc. 55,944
1,475 Burlington Stores, Inc.* 342,480
224 CarMax, Inc.* 19,513
1,289 Five Below, Inc.* 233,799
2,393 Floor & Decor Holdings, Inc., Class A* 310,181
22,620 Home Depot, Inc. (The) 8,677,032
9,574 Lowe's Cos., Inc. 2,438,785
437 Murphy USA, Inc. 183,190
1,126 O'Reilly Automotive, Inc.* 1,271,119
68 RH* 23,682
6,976 Ross Stores, Inc. 1,023,798
25,771 TJX Cos., Inc. (The) 2,613,695
2,423 Tractor Supply Co. 634,147
1,084 Ulta Beauty, Inc.* 566,802
686 Valvoline, Inc.* 30,575
679 Victoria's Secret & Co.* 13,159
736 Wayfair, Inc., Class A* 49,960
215 Williams-Sonoma, Inc. 68,269
19,589,871
Technology Hardware, Storage & Peripherals ( 9 .6% ):
329,843 Apple, Inc. 56,561,478
3,937 HP, Inc. 118,976
1,798 NetApp, Inc. 188,736
5,212 Pure Storage, Inc., Class A* 270,972
57,140,162
Textiles, Apparel & Luxury Goods ( 0 .5% ):
1,386 Crocs, Inc.* 199,307
574 Deckers Outdoor Corp.* 540,283
2,532 Lululemon Athletica, Inc.* 989,126
14,210 NIKE, Inc., Class B 1,335,456
99 Skechers USA, Inc., Class A* 6,064
383 Tapestry, Inc. 18,185
3,088,421
Trading Companies & Distributors ( 0 .4% ):
9,627 Fastenal Co. 742,627
285 Ferguson plc 62,252
366 SiteOne Landscape Supply, Inc.* 63,885
324 United Rentals, Inc. 233,640
1,003 W.W. Grainger, Inc. 1,020,352
166 Watsco, Inc. 71,707
2,194,463
Total Common Stocks (Cost $193,046,879) 594,222,348
Affiliated Investment Company ( 0 .0%
†
):
Money Market ( 0 .0%
†
):
104,857 BlackRock Liquidity FedFund, Institutional Class+(a)
(b) 104,857
Total Affiliated Investment Company (Cost $104,857) 104,857

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
Shares Value
Unaffiliated Investment Company ( 0 .7% ):
Money Markets ( 0 .7% ):
4,020,055 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(b) $ 4,020,055
Shares Value
Unaffiliated Investment Company, continued
Money Markets, continued
Total Unaffiliated Investment Company (Cost $4,020,055) $ 4,020,055
Total Investment Securities
(Cost $197,171,791) — 100.0% 598,347,260
Net other assets (liabilities) — 0.0%
†
(260,654)
Net Assets — 100.0% $ 598,086,606
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $101,602.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(b) The rate represents the effective yield at March 31, 2024.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini June Futures (U.S. Dollar) 6/21/24 9 $ 3,325,500 $ 4,355
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 4 1,061,700 6,631
$ 10,986

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 2 .5% ):
15,422 Boeing Co. (The)* $ 2,976,292
2,347 BWX Technologies, Inc. 240,849
1,184 Curtiss-Wright Corp. 303,033
7,762 General Dynamics Corp. 2,192,687
116 HEICO Corp. 22,156
118 HEICO Corp., Class A 18,165
2,733 Hexcel Corp. 199,099
11,914 Howmet Aerospace, Inc. 815,275
1,258 Huntington Ingalls Industries, Inc. 366,669
5,961 L3Harris Technologies, Inc. 1,270,289
1,767 Mercury Systems, Inc.* 52,127
4,244 Northrop Grumman Corp. 2,031,433
45,390 RTX Corp. 4,426,887
3,204 Spirit AeroSystems Holdings, Inc., Class A* 115,568
6,165 Textron, Inc. 591,408
1,386 TransDigm Group, Inc. 1,706,998
1,935 Woodward, Inc. 298,222
17,627,157
Air Freight & Logistics ( 0 .8% ):
868 CH Robinson Worldwide, Inc. 66,089
3,895 Expeditors International of Washington, Inc. 473,515
7,339 FedEx Corp. 2,126,402
3,668 GXO Logistics, Inc.* 197,192
16,482 United Parcel Service, Inc., Class B 2,449,720
5,312,918
Automobile Components ( 0 .2% ):
8,621 Aptiv plc* 686,663
7,486 BorgWarner, Inc. 260,064
7,259 Gentex Corp. 262,195
1,838 Lear Corp. 266,289
1,592 Phinia, Inc. 61,180
9,262 QuantumScape Corp.* 58,258
1,594,649
Automobiles ( 0 .6% ):
124,025 Ford Motor Co. 1,647,052
36,340 General Motors Co. 1,648,019
4,306 Harley-Davidson, Inc. 188,344
25,457 Lucid Group, Inc.*^ 72,553
21,074 Rivian Automotive, Inc., Class A*^ 230,760
1,667 Thor Industries, Inc. 195,606
3,982,334
Banks ( 7 .4% ):
217,505 Bank of America Corp. 8,247,790
3,521 Bank OZK 160,065
808 BOK Financial Corp. 74,336
60,360 Citigroup, Inc. 3,817,166
14,472 Citizens Financial Group, Inc. 525,189
6,512 Columbia Banking System, Inc. 126,007
4,279 Comerica, Inc. 235,302
3,857 Commerce Bancshares, Inc. 205,192
1,885 Cullen/Frost Bankers, Inc. 212,194
4,428 East West Bancorp, Inc. 350,299
21,555 Fifth Third Bancorp 802,062
303 First Citizens BancShares, Inc., Class A 495,405
3,683 First Hawaiian, Inc. 80,879
Shares Value
Common Stocks, continued
Banks, continued
17,478 First Horizon Corp. $ 269,161
11,110 FNB Corp. 156,651
45,909 Huntington Bancshares, Inc. 640,431
91,113 JPMorgan Chase & Co. 18,249,934
29,388 KeyCorp 464,624
5,200 M&T Bank Corp. 756,288
24,050 New York Community Bancorp, Inc. 77,441
23,093 NU Holdings, Ltd., Class A* 275,499
2,406 Pinnacle Financial Partners, Inc. 206,627
12,568 PNC Financial Services Group, Inc. (The) 2,030,989
2,238 Popular, Inc. 197,145
2,801 Prosperity Bancshares, Inc. 184,250
29,146 Regions Financial Corp. 613,232
4,485 Synovus Financial Corp. 179,669
2,177 TFS Financial Corp. 27,343
41,794 Truist Financial Corp. 1,629,130
49,156 US Bancorp 2,197,273
5,287 Webster Financial Corp. 268,421
113,661 Wells Fargo & Co. 6,587,792
3,389 Western Alliance Bancorp 217,540
1,907 Wintrust Financial Corp. 199,072
4,762 Zions Bancorp NA 206,671
50,967,069
Beverages ( 1 .3% ):
344 Brown-Forman Corp., Class A 18,215
1,295 Brown-Forman Corp., Class B 66,848
61,958 Coca-Cola Co. (The) 3,790,591
4,617 Constellation Brands, Inc., Class A 1,254,716
30,181 Keurig Dr Pepper, Inc. 925,651
5,349 Molson Coors Beverage Co., Class B 359,720
13,510 PepsiCo, Inc. 2,364,385
8,780,126
Biotechnology ( 1 .6% ):
834 Alnylam Pharmaceuticals, Inc.* 124,641
5,395 Amgen, Inc. 1,533,907
4,540 Biogen, Inc.* 978,960
5,205 BioMarin Pharmaceutical, Inc.* 454,605
3,702 Exact Sciences Corp.* 255,660
1,631 Exelixis, Inc.* 38,704
39,447 Gilead Sciences, Inc. 2,889,493
1,651 Incyte Corp.* 94,058
498 Ionis Pharmaceuticals, Inc.* 21,588
10,418 Moderna, Inc.* 1,110,142
3,015 Regeneron Pharmaceuticals, Inc.* 2,901,907
1,438 United Therapeutics Corp.* 330,337
700 Vertex Pharmaceuticals, Inc.* 292,607
11,026,609
Broadline Retail ( 0 .2% ):
15,262 eBay, Inc. 805,528
1,841 Etsy, Inc.* 126,513
3,178 Kohl's Corp. 92,639
8,435 Macy's, Inc. 168,616
3,899 Nordstrom, Inc. 79,033
1,430 Ollie's Bargain Outlet Holdings, Inc.* 113,785
1,386,114

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products ( 1 .2% ):
3,412 A O Smith Corp. $ 305,237
225 Allegion plc 30,310
1,060 Armstrong World Industries, Inc. 131,673
3,997 AZEK Co., Inc. (The)* 200,729
3,883 Builders FirstSource, Inc.* 809,800
1,513 Carlisle Cos., Inc. 592,869
26,370 Carrier Global Corp. 1,532,888
4,007 Fortune Brands Innovations, Inc. 339,273
2,751 Hayward Holdings, Inc.* 42,118
21,377 Johnson Controls International plc 1,396,346
994 Lennox International, Inc. 485,827
7,055 Masco Corp. 556,498
2,802 Owens Corning 467,374
5,098 Trane Technologies plc 1,530,420
8,421,362
Capital Markets ( 5 .4% ):
1,077 Affiliated Managers Group, Inc. 180,365
23,896 Bank of New York Mellon Corp. (The) 1,376,888
4,692 BlackRock, Inc.+ 3,911,720
11,902 Blue Owl Capital, Inc. 224,472
6,839 Carlyle Group, Inc. (The) 320,817
3,302 Cboe Global Markets, Inc. 606,676
46,779 Charles Schwab Corp. (The) 3,383,993
11,387 CME Group, Inc. 2,451,507
5,333 Coinbase Global, Inc., Class A* 1,413,885
1,162 Evercore, Inc. 223,790
8,831 Franklin Resources, Inc. 248,239
9,955 Goldman Sachs Group, Inc. (The) 4,158,104
1,573 Houlihan Lokey, Inc. 201,643
3,336 Interactive Brokers Group, Inc. 372,665
17,813 Intercontinental Exchange, Inc. 2,448,041
12,151 Invesco, Ltd. 201,585
4,151 Janus Henderson Group plc 136,526
5,569 Jefferies Financial Group, Inc. 245,593
15,782 KKR & Co., Inc. 1,587,354
2,974 Lazard, Inc. 124,521
428 Moody's Corp. 168,217
36,916 Morgan Stanley 3,476,011
1,218 MSCI, Inc. 682,628
11,753 Nasdaq, Inc. 741,614
6,350 Northern Trust Corp. 564,642
5,938 Raymond James Financial, Inc. 762,558
20,194 Robinhood Markets, Inc., Class A* 406,505
9,169 S&P Global, Inc. 3,900,951
3,078 SEI Investments Co. 221,308
9,450 State Street Corp. 730,674
3,106 Stifel Financial Corp. 242,796
6,989 T. Rowe Price Group, Inc. 852,099
1,557 TPG, Inc. 69,598
2,367 Tradeweb Markets, Inc., Class A 246,570
3,390 Virtu Financial, Inc., Class A 69,563
9,471 XP, Inc., Class A 243,026
37,197,144
Chemicals ( 2 .8% ):
7,011 Air Products and Chemicals, Inc. 1,698,555
3,742 Albemarle Corp. 492,971
1,586 Ashland, Inc. 154,429
6,006 Axalta Coating Systems, Ltd.* 206,546
Shares Value
Common Stocks, continued
Chemicals, continued
3,094 Celanese Corp. $ 531,735
5,954 CF Industries Holdings, Inc. 495,432
5,079 Chemours Co. (The) 133,375
22,152 Corteva, Inc. 1,277,506
22,384 Dow, Inc. 1,296,705
13,570 DuPont de Nemours, Inc. 1,040,412
3,799 Eastman Chemical Co. 380,736
1,776 Ecolab, Inc. 410,078
7,138 Element Solutions, Inc. 178,307
3,310 FMC Corp. 210,847
47,683 Ginkgo Bioworks Holdings, Inc.*^ 55,312
5,041 Huntsman Corp. 131,217
8,148 International Flavors & Fragrances, Inc. 700,647
13,861 Linde plc 6,435,940
8,236 LyondellBasell Industries NV, Class A 842,378
10,665 Mosaic Co. (The) 346,186
209 NewMarket Corp. 132,636
3,804 Olin Corp. 223,675
5,587 PPG Industries, Inc. 809,556
3,157 RPM International, Inc. 375,525
1,226 Sherwin-Williams Co. (The) 425,827
1,030 Westlake Corp. 157,384
19,143,917
Commercial Services & Supplies ( 0 .5% ):
293 Cintas Corp. 201,300
1,590 Clean Harbors, Inc.* 320,083
2,242 Driven Brands Holdings, Inc.* 35,401
935 MSA Safety, Inc. 181,007
1,459 RB Global, Inc. 111,132
6,571 Republic Services, Inc. 1,257,952
2,892 Stericycle, Inc.* 152,553
1,364 Tetra Tech, Inc. 251,944
7,041 Veralto Corp. 624,255
3,911 Vestis Corp. 75,365
1,297 Waste Management, Inc. 276,456
3,487,448
Communications Equipment ( 1 .1% ):
4,501 Ciena Corp.* 222,574
127,991 Cisco Systems, Inc. 6,388,031
1,901 F5, Inc.* 360,411
10,197 Juniper Networks, Inc. 377,901
2,070 Lumentum Holdings, Inc.* 98,014
452 Motorola Solutions, Inc. 160,451
15 Ubiquiti, Inc. 1,738
3,910 Viasat, Inc.* 70,732
7,679,852
Construction & Engineering ( 0 .3% ):
4,212 AECOM 413,113
963 EMCOR Group, Inc. 337,243
1,914 MasTec, Inc.* 178,480
6,314 MDU Resources Group, Inc. 159,113
3,330 Quanta Services, Inc. 865,134
650 Valmont Industries, Inc. 148,382
4,553 WillScot Mobile Mini Holdings Corp.* 211,714
2,313,179

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials ( 0 .3% ):
417 Eagle Materials, Inc. $ 113,320
1,946 Martin Marietta Materials, Inc. 1,194,727
3,267 Vulcan Materials Co. 891,630
2,199,677
Consumer Finance ( 1 .0% ):
8,551 Ally Financial, Inc. 347,085
12,272 American Express Co. 2,794,212
11,960 Capital One Financial Corp. 1,780,724
217 Credit Acceptance Corp.* 119,686
7,833 Discover Financial Services 1,026,828
3,673 OneMain Holdings, Inc. 187,654
4,016 SLM Corp. 87,509
28,948 SoFi Technologies, Inc.* 211,320
12,814 Synchrony Financial 552,540
7,107,558
Consumer Staples Distribution & Retail ( 1 .7% ):
12,206 Albertsons Cos., Inc., Class A 261,697
1,024 Casey's General Stores, Inc. 326,093
6,541 Dollar Tree, Inc.* 870,934
2,935 Grocery Outlet Holding Corp.* 84,469
20,636 Kroger Co. (The) 1,178,935
2,508 Performance Food Group Co.* 187,197
7,251 US Foods Holding Corp.* 391,336
22,839 Walgreens Boots Alliance, Inc. 495,378
135,158 Walmart, Inc. 8,132,457
11,928,496
Containers & Packaging ( 0 .6% ):
45,675 Amcor plc 434,369
2,037 AptarGroup, Inc. 293,104
1,659 Avery Dennison Corp. 370,372
9,833 Ball Corp. 662,351
3,842 Berry Global Group, Inc. 232,364
3,407 Crown Holdings, Inc. 270,039
4,838 Graphic Packaging Holding Co. 141,173
10,742 International Paper Co. 419,153
2,774 Packaging Corp. of America 526,450
2,195 Sealed Air Corp. 81,654
2,585 Silgan Holdings, Inc. 125,527
3,142 Sonoco Products Co. 181,733
8,025 Westrock Co. 396,836
4,135,125
Distributors ( 0 .2% ):
4,393 Genuine Parts Co. 680,607
8,580 LKQ Corp. 458,258
1,138,865
Diversified Consumer Services ( 0 .1% ):
7,509 ADT, Inc. 50,461
1,484 Bright Horizons Family Solutions, Inc.* 168,226
744 Grand Canyon Education, Inc.* 101,340
1,826 H&R Block, Inc. 89,675
490 Mister Car Wash, Inc.* 3,798
2,930 Service Corp. International 217,435
630,935
Shares Value
Common Stocks, continued
Diversified REITs ( 0 .1% ):
6,769 WP Carey, Inc. $ 382,042
Diversified Telecommunication Services ( 1 .4% ):
225,973 AT&T, Inc. 3,977,125
7,650 Frontier Communications Parent, Inc.* 187,425
5,506 GCI Liberty, Inc.* —
132,830 Verizon Communications, Inc. 5,573,547
9,738,097
Electric Utilities ( 3 .0% ):
7,799 Alliant Energy Corp. 393,070
16,614 American Electric Power Co., Inc. 1,430,465
2,547 Avangrid, Inc. 92,813
10,149 Constellation Energy Corp. 1,876,043
24,328 Duke Energy Corp. 2,352,761
11,782 Edison International 833,341
6,734 Entergy Corp. 711,649
6,850 Evergy, Inc. 365,653
10,909 Eversource Energy 652,031
31,452 Exelon Corp. 1,181,652
16,936 FirstEnergy Corp. 654,068
3,909 Hawaiian Electric Industries, Inc. 44,054
1,610 IDACORP, Inc. 149,553
64,786 NextEra Energy, Inc. 4,140,473
7,226 NRG Energy, Inc. 489,128
6,606 OGE Energy Corp. 226,586
64,642 PG&E Corp. 1,083,400
3,528 Pinnacle West Capital Corp. 263,647
23,612 PPL Corp. 650,038
34,276 Southern Co. (The) 2,458,960
17,558 Xcel Energy, Inc. 943,743
20,993,128
Electrical Equipment ( 1 .5% ):
1,028 Acuity Brands, Inc. 276,254
7,251 AMETEK, Inc. 1,326,208
12,569 Eaton Corp. plc 3,930,075
18,083 Emerson Electric Co. 2,050,974
1,913 Generac Holdings, Inc.* 241,306
936 Hubbell, Inc. 388,487
5,174 nVent Electric plc 390,120
17,751 Plug Power, Inc.* 61,063
2,085 Regal Rexnord Corp. 375,509
4,933 Sensata Technologies Holding plc 181,238
6,327 Sunrun, Inc.* 83,390
9,815 Vertiv Holdings Co., Class A 801,591
10,106,215
Electronic Equipment, Instruments & Components ( 0 .8% ):
9,088 Amphenol Corp., Class A 1,048,301
1,757 Arrow Electronics, Inc.* 227,461
2,875 Avnet, Inc. 142,543
268 CDW Corp. 68,549
5,401 Cognex Corp. 229,110
3,590 Coherent Corp.* 217,626
24,132 Corning, Inc. 795,391
1,690 Crane NXT Co. 104,611
1,023 IPG Photonics Corp.* 92,776
1,507 Jabil, Inc. 201,863
4,092 Keysight Technologies, Inc.* 639,907

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
801 Littelfuse, Inc. $ 194,122
1,872 TD SYNNEX Corp. 211,723
1,470 Teledyne Technologies, Inc.* 631,100
7,716 Trimble, Inc.* 496,602
3,520 Vontier Corp. 159,667
1,351 Zebra Technologies Corp.* 407,245
5,868,597
Energy Equipment & Services ( 0 .7% ):
31,790 Baker Hughes Co. 1,064,965
22,490 Halliburton Co. 886,556
13,007 NOV, Inc. 253,896
45,110 Schlumberger NV 2,472,479
13,281 TechnipFMC plc 333,486
5,011,382
Entertainment ( 1 .6% ):
2,102 AMC Entertainment Holdings, Inc.* 7,820
8,475 Electronic Arts, Inc. 1,124,378
6,114 Liberty Media Corp.-Liberty Formula One* 401,079
630 Liberty Media Corp.-Liberty Formula One* 37,006
512 Liberty Media Corp.-Liberty Live* 21,683
1,585 Liberty Media Corp.-Liberty Live* 69,455
3,729 Live Nation Entertainment, Inc.* 394,416
635 Madison Square Garden Sports Corp.* 117,170
3,508 Roku, Inc.* 228,616
5,252 Take-Two Interactive Software, Inc.* 779,870
57,720 Walt Disney Co. (The) 7,062,619
70,348 Warner Bros Discovery, Inc.* 614,138
10,858,250
Financial Services ( 4 .5% ):
7,072 Affirm Holdings, Inc.* 263,503
57,799 Berkshire Hathaway, Inc., Class B* 24,305,636
10,669 Block, Inc.* 902,384
810 Euronet Worldwide, Inc.* 89,043
18,616 Fidelity National Information Services, Inc. 1,380,935
13,659 Fiserv, Inc.* 2,182,981
8,166 Global Payments, Inc. 1,091,468
1,577 Jack Henry & Associates, Inc. 273,972
8,393 MGIC Investment Corp. 187,667
2,165 NCR Atleos Corp.* 42,759
3,287 PayPal Holdings, Inc.* 220,196
2,385 Rocket Cos., Inc., Class A* 34,702
3,221 Voya Financial, Inc. 238,096
6,778 Western Union Co. (The) 94,756
703 WEX, Inc.* 166,984
31,475,082
Food Products ( 1 .6% ):
17,014 Archer-Daniels-Midland Co. 1,068,649
4,545 Bunge Global SA 465,953
6,104 Campbell Soup Co. 271,323
15,072 Conagra Brands, Inc. 446,734
4,904 Darling Ingredients, Inc.* 228,085
5,883 Flowers Foods, Inc. 139,721
922 Freshpet, Inc.* 106,823
17,920 General Mills, Inc. 1,253,862
1,205 Hershey Co. (The) 234,373
9,260 Hormel Foods Corp. 323,081
Shares Value
Common Stocks, continued
Food Products, continued
2,161 Ingredion, Inc. $ 252,513
3,280 JM Smucker Co. (The) 412,854
8,199 Kellanova 469,721
25,229 Kraft Heinz Co. (The) 930,950
8,052 McCormick & Co., Inc. 618,474
42,921 Mondelez International, Inc., Class A 3,004,470
925 Pilgrim's Pride Corp.* 31,746
1,546 Post Holdings, Inc.* 164,309
7 Seaboard Corp. 22,568
8,646 Tyson Foods, Inc., Class A 507,780
2,138 WK Kellogg Co. 40,194
10,994,183
Gas Utilities ( 0 .1% ):
4,637 Atmos Energy Corp. 551,200
2,894 National Fuel Gas Co. 155,466
6,716 UGI Corp. 164,810
871,476
Ground Transportation ( 1 .3% ):
458 Avis Budget Group, Inc. 56,087
55,211 CSX Corp. 2,046,672
4,594 Hertz Global Holdings, Inc.* 35,971
2,068 JB Hunt Transport Services, Inc. 412,049
4,921 Knight-Swift Transportation Holdings, Inc. 270,754
113 Landstar System, Inc. 21,782
7,137 Norfolk Southern Corp. 1,819,007
466 Old Dominion Freight Line, Inc. 102,199
1,365 Ryder System, Inc. 164,059
729 Saia, Inc.* 426,465
1,941 Schneider National, Inc., Class B 43,944
1,699 U-Haul Holding Co. 113,289
141 U-Haul Holding Co.* 9,523
10,987 Union Pacific Corp. 2,702,033
3,577 XPO, Inc.* 436,501
8,660,335
Health Care Equipment & Supplies ( 3 .4% ):
51,197 Abbott Laboratories 5,819,051
15,806 Baxter International, Inc. 675,548
9,118 Becton Dickinson & Co. 2,256,249
46,163 Boston Scientific Corp.* 3,161,704
6,152 Cooper Cos., Inc. (The) 624,182
6,663 DENTSPLY SIRONA, Inc. 221,145
1,819 Enovis Corp.* 113,596
5,182 Envista Holdings Corp.* 110,791
11,826 GE HealthCare Technologies, Inc. 1,075,102
2,560 Globus Medical, Inc.* 137,318
7,295 Hologic, Inc.* 568,718
590 ICU Medical, Inc.* 63,319
2,138 Integra LifeSciences Holdings Corp.* 75,792
41,924 Medtronic plc 3,653,677
1,752 QuidelOrtho Corp.* 83,991
3,132 STERIS plc 704,136
8,364 Stryker Corp. 2,993,225
1,904 Tandem Diabetes Care, Inc.* 67,421
1,511 Teleflex, Inc. 341,743
6,694 Zimmer Biomet Holdings, Inc. 883,474
23,630,182

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services ( 3 .0% ):
2,943 Acadia Healthcare Co., Inc.* $ 233,144
35 agilon health, Inc.* 214
939 Amedisys, Inc.* 86,538
3,729 Cardinal Health, Inc. 417,275
16,819 Centene Corp.* 1,319,955
143 Chemed Corp. 91,796
8,406 Cigna Group (The) 3,052,975
40,416 CVS Health Corp. 3,223,580
6,488 Elevance Health, Inc. 3,364,288
2,858 Encompass Health Corp. 236,014
4,977 HCA Healthcare, Inc. 1,659,979
4,206 Henry Schein, Inc.* 317,637
2,183 Humana, Inc. 756,890
2,662 Laboratory Corp. of America Holdings 581,541
2,592 McKesson Corp. 1,391,515
846 Molina Healthcare, Inc.* 347,562
4,230 Premier, Inc., Class A 93,483
3,494 Quest Diagnostics, Inc. 465,086
5,224 R1 RCM, Inc.* 67,285
3,169 Tenet Healthcare Corp.* 333,094
4,648 UnitedHealth Group, Inc. 2,299,366
1,814 Universal Health Services, Inc., Class B 330,982
20,670,199
Health Care REITs ( 0 .5% ):
12,580 Healthcare Realty Trust, Inc. 178,007
22,421 Healthpeak Properties, Inc. 420,394
21,340 Medical Properties Trust, Inc. 100,298
7,795 Omega Healthcare Investors, Inc. 246,868
12,614 Ventas, Inc. 549,213
17,482 Welltower, Inc. 1,633,518
3,128,298
Health Care Technology ( 0 .0%
†
):
1,478 Certara, Inc.* 26,427
2,123 Doximity, Inc., Class A* 57,130
5,216 Teladoc Health, Inc.* 78,761
162,318
Hotel & Resort REITs ( 0 .1% ):
22,030 Host Hotels & Resorts, Inc. 455,580
6,446 Park Hotels & Resorts, Inc. 112,741
568,321
Hotels, Restaurants & Leisure ( 1 .4% ):
7,188 Aramark 233,754
2,455 Boyd Gaming Corp. 165,271
3,698 Caesars Entertainment, Inc.* 161,750
31,317 Carnival Corp.* 511,720
1,960 Darden Restaurants, Inc. 327,614
2,082 DoorDash, Inc., Class A* 286,733
1,185 Expedia Group, Inc.* 163,234
4,280 Hilton Worldwide Holdings, Inc. 912,967
1,388 Hyatt Hotels Corp., Class A 221,553
769 Las Vegas Sands Corp. 39,757
1,156 Marriott Vacations Worldwide Corp. 124,536
13,512 McDonald's Corp. 3,809,708
8,904 MGM Resorts International* 420,358
9,874 Norwegian Cruise Line Holdings, Ltd.* 206,663
4,711 Penn Entertainment, Inc.* 85,787
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,523 Planet Fitness, Inc., Class A* $ 95,385
5,226 Royal Caribbean Cruises, Ltd.* 726,466
1,387 Travel + Leisure Co. 67,908
1,056 Vail Resorts, Inc. 235,308
2,424 Wyndham Hotels & Resorts, Inc. 186,042
3,081 Wynn Resorts, Ltd. 314,971
1,026 Yum! Brands, Inc. 142,255
9,439,740
Household Durables ( 1 .0% ):
9,550 D.R. Horton, Inc. 1,571,452
4,900 Garmin, Ltd. 729,463
4,046 Leggett & Platt, Inc. 77,481
7,641 Lennar Corp., Class A 1,314,099
370 Lennar Corp., Class B 57,047
1,668 Mohawk Industries, Inc.* 218,325
10,966 Newell Brands, Inc. 88,057
85 NVR, Inc.* 688,497
6,715 PulteGroup, Inc. 809,963
4,154 Tempur Sealy International, Inc. 236,030
3,329 Toll Brothers, Inc. 430,673
949 TopBuild Corp.* 418,253
1,772 Whirlpool Corp. 211,984
6,851,324
Household Products ( 1 .8% ):
2,671 BJ's Wholesale Club Holdings, Inc.* 202,061
868 Church & Dwight Co., Inc. 90,541
25,850 Colgate-Palmolive Co. 2,327,793
680 Kimberly-Clark Corp. 87,958
60,339 Procter & Gamble Co. (The) 9,790,003
1,638 Reynolds Consumer Products, Inc. 46,781
1,133 Spectrum Brands Holdings, Inc. 100,848
12,645,985
Independent Power and Renewable Electricity Producers
( 0 .1% ):
8,880 AES Corp. (The) 159,219
4,588 Brookfield Renewable Corp., Class A 112,727
1,184 Clearway Energy, Inc., Class A 25,468
2,799 Clearway Energy, Inc., Class C 64,517
7,728 Vistra Corp. 538,255
900,186
Industrial Conglomerates ( 1 .7% ):
17,308 3M Co. 1,835,860
34,219 General Electric Co. 6,006,461
18,304 Honeywell International, Inc. 3,756,896
11,599,217
Industrial REITs ( 0 .7% ):
8,307 Americold Realty Trust, Inc. 207,010
1,478 EastGroup Properties, Inc. 265,700
4,343 First Industrial Realty Trust, Inc. 228,181
29,118 Prologis, Inc. 3,791,746
6,599 Rexford Industrial Realty, Inc. 331,930
5,632 STAG Industrial, Inc. 216,494
5,041,061

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance ( 4 .1% ):
18,312 Aflac, Inc. $ 1,572,268
8,228 Allstate Corp. (The) 1,423,526
2,258 American Financial Group, Inc. 308,172
22,149 American International Group, Inc. 1,731,387
6,233 Aon plc, Class A 2,080,077
9,781 Arch Capital Group, Ltd.* 904,156
6,332 Arthur J. Gallagher & Co. 1,583,253
1,684 Assurant, Inc. 316,996
1,766 Assured Guaranty, Ltd. 154,084
2,470 Axis Capital Holdings, Ltd. 160,599
2,027 Brighthouse Financial, Inc.* 104,472
4,453 Brown & Brown, Inc. 389,816
12,815 Chubb, Ltd. 3,320,751
4,779 Cincinnati Financial Corp. 593,408
980 CNA Financial Corp. 44,512
1,143 Everest Group, Ltd. 454,342
8,316 Fidelity National Financial, Inc. 441,580
3,299 First American Financial Corp. 201,404
2,695 Globe Life, Inc. 313,617
1,107 Hanover Insurance Group, Inc. (The) 150,740
9,356 Hartford Financial Services Group, Inc. (The) 964,136
1,875 Kemper Corp. 116,100
4,835 Lincoln National Corp. 154,382
5,821 Loews Corp. 455,726
408 Markel Group, Inc.* 620,764
3,078 Marsh & McLennan Cos., Inc. 634,006
19,670 MetLife, Inc. 1,457,744
8,555 Old Republic International Corp. 262,810
435 Primerica, Inc. 110,038
7,659 Principal Financial Group, Inc. 661,048
4,653 Progressive Corp. (The) 962,333
11,394 Prudential Financial, Inc. 1,337,656
2,146 Reinsurance Group of America, Inc. 413,920
1,148 RenaissanceRe Holdings, Ltd. 269,814
932 RLI Corp. 138,374
7,207 Travelers Cos., Inc. (The) 1,658,619
5,286 Unum Group 283,647
6,228 W R Berkley Corp. 550,804
77 White Mountains Insurance Group, Ltd. 138,161
2,848 Willis Towers Watson plc 783,200
28,222,442
Interactive Media & Services ( 0 .0%
†
):
2,387 IAC, Inc.* 127,323
407 Match Group, Inc.* 14,766
3,372 TripAdvisor, Inc.* 93,708
5,149 ZoomInfo Technologies, Inc.* 82,538
318,335
IT Services ( 1 .3% ):
4,808 Akamai Technologies, Inc.* 522,918
3,689 Amdocs, Ltd. 333,375
15,754 Cognizant Technology Solutions Corp., Class A 1,154,611
6,612 DXC Technology Co.* 140,240
1,876 GoDaddy, Inc., Class A* 222,644
28,679 International Business Machines Corp. 5,476,542
7,343 Kyndryl Holdings, Inc.* 159,784
4,462 Okta, Inc.* 466,814
4,484 Twilio, Inc., Class A* 274,196
Shares Value
Common Stocks, continued
IT Services, continued
2,611 VeriSign, Inc.* $ 494,811
9,245,935
Leisure Products ( 0 .1% ):
2,144 Brunswick Corp. 206,939
4,005 Hasbro, Inc. 226,362
10,962 Mattel, Inc.* 217,157
1,680 Polaris, Inc. 168,202
818,660
Life Sciences Tools & Services ( 1 .7% ):
1,739 Agilent Technologies, Inc. 253,042
21,320 Avantor, Inc.* 545,152
1,869 Azenta, Inc.* 112,663
649 Bio-Rad Laboratories, Inc., Class A* 224,470
1,639 Charles River Laboratories International, Inc.* 444,087
20,774 Danaher Corp. 5,187,683
3,093 Fortrea Holdings, Inc.* 124,153
2,164 ICON plc* 726,996
3,532 Illumina, Inc.* 485,014
460 IQVIA Holdings, Inc.* 116,329
6,987 QIAGEN NV* 300,371
956 Repligen Corp.* 175,828
4,001 Revvity, Inc. 420,105
4,674 Thermo Fisher Scientific, Inc. 2,716,576
11,832,469
Machinery ( 2 .8% ):
1,936 AGCO Corp. 238,167
2,482 Allison Transmission Holdings, Inc. 201,439
4,004 Caterpillar, Inc. 1,467,186
30,278 CNH Industrial NV* 392,403
1,504 Crane Co. 203,236
4,297 Cummins, Inc. 1,266,111
558 Deere & Co. 229,193
2,147 Donaldson Co., Inc. 160,338
4,363 Dover Corp. 773,080
1,821 Esab Corp. 201,348
4,196 Flowserve Corp. 191,673
11,087 Fortive Corp. 953,704
3,877 Gates Industrial Corp. plc* 68,662
3,140 Graco, Inc. 293,464
2,159 IDEX Corp. 526,839
1,761 Illinois Tool Works, Inc. 472,529
12,773 Ingersoll Rand, Inc. 1,212,796
2,623 ITT, Inc. 356,807
1,651 Middleby Corp. (The)* 265,464
1,795 Nordson Corp. 492,799
1,986 Oshkosh Corp. 247,674
12,188 Otis Worldwide Corp. 1,209,903
16,225 PACCAR, Inc. 2,010,115
4,032 Parker-Hannifin Corp. 2,240,945
5,287 Pentair plc 451,721
890 RBC Bearings, Inc.* 240,612
1,637 Snap-on, Inc. 484,912
4,889 Stanley Black & Decker, Inc. 478,780
1,945 Timken Co. (The) 170,051
5,606 Westinghouse Air Brake Technologies Corp. 816,682

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
6,599 Xylem, Inc. $ 852,855
19,171,488
Marine Transportation ( 0 .0%
†
):
1,914 Kirby Corp.* 182,442
Media ( 1 .2% ):
179 Cable One, Inc. 75,740
124,333 Comcast Corp., Class A 5,389,836
7,998 Fox Corp., Class A 250,097
4,461 Fox Corp., Class B 127,674
12,236 Interpublic Group of Cos., Inc. (The) 399,261
335 Liberty Broadband Corp., Class A* 19,135
2,940 Liberty Broadband Corp., Class C* 168,256
2,062 Liberty Media Corp.-Liberty SiriusXM* 61,241
4,559 Liberty Media Corp.-Liberty SiriusXM* 135,448
5,327 New York Times Co. (The), Class A 230,233
11,853 News Corp., Class A 310,312
3,460 News Corp., Class B 93,628
654 Nexstar Media Group, Inc. 112,678
6,277 Omnicom Group, Inc. 607,362
33 Paramount Global, Class A 720
18,108 Paramount Global, Class B 213,131
21,218 Sirius XM Holdings, Inc.^ 82,326
8,277,078
Metals & Mining ( 1 .1% ):
5,641 Alcoa Corp. 190,609
16,065 Cleveland-Cliffs, Inc.* 365,318
45,210 Freeport-McMoRan, Inc. 2,125,774
3,553 MP Materials Corp.* 50,808
36,460 Newmont Corp. 1,306,727
7,749 Nucor Corp. 1,533,527
1,817 Reliance, Inc. 607,205
2,032 Royal Gold, Inc. 247,518
6,168 SSR Mining, Inc. 27,509
4,748 Steel Dynamics, Inc. 703,796
7,025 United States Steel Corp. 286,480
7,445,271
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .1% ):
18,499 AGNC Investment Corp. 183,140
15,791 Annaly Capital Management, Inc. 310,924
15,555 Rithm Capital Corp. 173,594
9,551 Starwood Property Trust, Inc. 194,172
861,830
Multi-Utilities ( 1 .2% ):
8,277 Ameren Corp. 612,167
19,914 CenterPoint Energy, Inc. 567,350
9,076 CMS Energy Corp. 547,646
11,001 Consolidated Edison, Inc. 999,001
26,486 Dominion Energy, Inc. 1,302,846
6,413 DTE Energy Co. 719,154
13,144 NiSource, Inc. 363,563
15,730 Public Service Enterprise Group, Inc. 1,050,450
19,880 Sempra 1,427,980
Shares Value
Common Stocks, continued
Multi-Utilities, continued
9,852 WEC Energy Group, Inc. $ 809,046
8,399,203
Office REITs ( 0 .2% ):
5,355 Alexandria Real Estate Equities, Inc. 690,313
4,994 Boston Properties, Inc. 326,158
4,629 Cousins Properties, Inc. 111,281
3,732 Highwoods Properties, Inc. 97,704
3,559 Kilroy Realty Corp. 129,654
476 NET Lease Office Properties 11,329
5,487 Vornado Realty Trust 157,861
1,524,300
Oil, Gas & Consumable Fuels ( 7 .3% ):
7,715 Antero Midstream Corp. 108,473
9,050 Antero Resources Corp.* 262,450
3,029 APA Corp. 104,137
3,882 Chesapeake Energy Corp. 344,838
54,311 Chevron Corp. 8,567,017
37,816 ConocoPhillips 4,813,221
23,751 Coterra Energy, Inc. 662,178
20,244 Devon Energy Corp. 1,015,844
5,661 Diamondback Energy, Inc. 1,121,840
3,110 DT Midstream, Inc. 190,021
18,504 EOG Resources, Inc. 2,365,551
11,305 EQT Corp. 419,076
126,232 Exxon Mobil Corp. 14,673,208
3,810 Hess Corp. 581,558
4,500 HF Sinclair Corp. 271,665
61,461 Kinder Morgan, Inc. 1,127,195
18,757 Marathon Oil Corp. 531,573
11,606 Marathon Petroleum Corp. 2,338,609
21,619 Occidental Petroleum Corp. 1,405,019
17,296 ONEOK, Inc. 1,386,620
4,618 Ovintiv, Inc. 239,674
13,874 Phillips 66 2,266,179
7,364 Pioneer Natural Resources Co. 1,933,050
7,494 Range Resources Corp. 258,018
33,751 Southwestern Energy Co.* 255,833
10,711 Valero Energy Corp. 1,828,261
38,208 Williams Cos., Inc. (The) 1,488,966
50,560,074
Paper & Forest Products ( 0 .0%
†
):
1,965 Louisiana-Pacific Corp. 164,883
Passenger Airlines ( 0 .3% ):
3,933 Alaska Air Group, Inc.* 169,080
12,599 American Airlines Group, Inc.* 193,395
19,305 Delta Air Lines, Inc. 924,130
18,660 Southwest Airlines Co. 544,685
10,470 United Airlines Holdings, Inc.* 501,304
2,332,594
Personal Care Products ( 0 .2% ):
12,626 Coty, Inc., Class A* 151,007
4,980 Estee Lauder Cos., Inc. (The) 767,667
36,585 Kenvue, Inc. 785,114
1,703,788

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals ( 4 .5% ):
64,264 Bristol-Myers Squibb Co. $ 3,485,037
5,708 Catalent, Inc.* 322,217
16,000 Elanco Animal Health, Inc.* 260,480
1,005 Jazz Pharmaceuticals plc* 121,022
76,069 Johnson & Johnson 12,033,355
65,422 Merck & Co., Inc. 8,632,433
8,008 Organon & Co. 150,550
4,233 Perrigo Co. plc 136,260
178,346 Pfizer, Inc. 4,949,102
12,006 Royalty Pharma plc, Class A 364,622
37,436 Viatris, Inc. 446,986
30,902,064
Professional Services ( 0 .7% ):
1,848 Automatic Data Processing, Inc. 461,520
657 Broadridge Financial Solutions, Inc. 134,593
716 CACI International, Inc., Class A* 271,242
14,382 Clarivate plc* 106,858
1,527 Concentrix Corp. 101,118
4,356 Dayforce, Inc.* 288,411
9,034 Dun & Bradstreet Holdings, Inc. 90,701
1,195 Equifax, Inc. 319,687
824 FTI Consulting, Inc.* 173,279
4,016 Genpact, Ltd. 132,327
3,959 Jacobs Solutions, Inc. 608,617
2,582 KBR, Inc. 164,370
4,285 Leidos Holdings, Inc. 561,721
1,549 ManpowerGroup, Inc. 120,264
838 Paycor HCM, Inc.* 16,291
3,358 Robert Half, Inc. 266,222
1,641 Science Applications International Corp. 213,970
6,765 SS&C Technologies Holdings, Inc. 435,463
6,054 TransUnion 483,109
4,949,763
Real Estate Management & Development ( 0 .3% ):
9,632 CBRE Group, Inc., Class A* 936,616
7,186 CoStar Group, Inc.* 694,167
1,072 Howard Hughes Holdings, Inc.* 77,849
1,481 Jones Lang LaSalle, Inc.* 288,928
1,901 Zillow Group, Inc., Class A* 90,982
4,878 Zillow Group, Inc., Class C* 237,949
2,326,491
Residential REITs ( 0 .7% ):
10,518 American Homes 4 Rent, Class A 386,852
4,943 Apartment Income REIT Corp. 160,499
4,447 AvalonBay Communities, Inc. 825,185
3,205 Camden Property Trust 315,372
3,820 Equity LifeStyle Properties, Inc. 246,008
11,701 Equity Residential 738,450
1,986 Essex Property Trust, Inc. 486,193
19,607 Invitation Homes, Inc. 698,205
3,709 Mid-America Apartment Communities, Inc. 488,030
2,974 Sun Communities, Inc. 382,397
9,550 UDR, Inc. 357,266
5,084,457
Retail REITs ( 0 .6% ):
3,041 Agree Realty Corp. 173,702
Shares Value
Common Stocks, continued
Retail REITs, continued
9,829 Brixmor Property Group, Inc. $ 230,490
2,484 Federal Realty Investment Trust 253,666
20,287 Kimco Realty Corp. 397,828
5,895 NNN REIT, Inc. 251,952
26,161 Realty Income Corp. 1,415,310
5,818 Regency Centers Corp. 352,338
8,059 Simon Property Group, Inc. 1,261,153
4,336,439
Semiconductors & Semiconductor Equipment ( 4 .1% ):
21,806 Advanced Micro Devices, Inc.* 3,935,765
15,718 Analog Devices, Inc. 3,108,863
4,101 Applied Materials, Inc. 845,749
1,708 Cirrus Logic, Inc.* 158,092
4,471 Entegris, Inc. 628,354
3,378 First Solar, Inc.* 570,206
2,680 GLOBALFOUNDRIES, Inc.*^ 139,655
133,191 Intel Corp. 5,883,046
217 Lam Research Corp. 210,831
26,962 Marvell Technology, Inc. 1,911,067
4,795 Microchip Technology, Inc. 430,159
34,494 Micron Technology, Inc. 4,066,498
2,059 MKS Instruments, Inc. 273,847
13,640 ON Semiconductor Corp.* 1,003,222
3,049 Qorvo, Inc.* 350,117
4,452 QUALCOMM, Inc. 753,724
5,031 Skyworks Solutions, Inc. 544,958
890 Teradyne, Inc. 100,419
16,962 Texas Instruments, Inc. 2,954,950
875 Universal Display Corp. 147,394
4,106 Wolfspeed, Inc.* 121,127
28,138,043
Software ( 1 .7% ):
459 ANSYS, Inc.* 159,346
4,848 AppLovin Corp., Class A* 335,579
857 Aspen Technology, Inc.* 182,781
3,385 BILL Holdings, Inc.* 232,617
10,677 CCC Intelligent Solutions Holdings, Inc.* 127,697
172 Corpay, Inc.* 53,069
1,963 Dolby Laboratories, Inc., Class A 164,440
959 Dropbox, Inc., Class A* 23,304
14,931 Gen Digital, Inc. 334,454
2,534 Guidewire Software, Inc.* 295,743
1,028 HashiCorp, Inc., Class A* 27,705
397 Informatica, Inc., Class A* 13,895
1,661 nCino, Inc.* 62,088
4,330 NCR Voyix Corp.* 54,688
5,486 Nutanix, Inc., Class A* 338,596
28,682 Oracle Corp. 3,602,746
1,773 PTC, Inc.* 334,991
3,334 Roper Technologies, Inc. 1,869,841
7,266 Salesforce, Inc. 2,188,374
5,569 SentinelOne, Inc., Class A* 129,813
347 Tyler Technologies, Inc.* 147,478
2,991 UiPath, Inc., Class A* 67,806
5,390 Unity Software, Inc.* 143,913
8,180 Zoom Video Communications, Inc., Class A* 534,727
11,425,691

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialized REITs ( 1 .4% ):
12,288 Crown Castle, Inc. $ 1,300,439
7,111 CubeSmart 321,559
9,573 Digital Realty Trust, Inc. 1,378,895
2,252 EPR Properties 95,597
1,465 Equinix, Inc. 1,209,109
6,581 Extra Space Storage, Inc. 967,407
7,917 Gaming and Leisure Properties, Inc. 364,736
4,689 Iron Mountain, Inc. 376,105
680 Lamar Advertising Co., Class A 81,199
2,479 National Storage Affiliates Trust 97,078
2,104 Public Storage 610,286
4,571 Rayonier, Inc. 151,940
3,031 SBA Communications Corp. 656,818
32,915 VICI Properties, Inc. 980,538
23,230 Weyerhaeuser Co. 834,189
9,425,895
Specialty Retail ( 0 .8% ):
1,989 Advance Auto Parts, Inc. 169,244
905 AutoNation, Inc.* 149,850
89 AutoZone, Inc.* 280,497
7,228 Bath & Body Works, Inc. 361,545
5,218 Best Buy Co., Inc. 428,032
4,727 CarMax, Inc.* 411,769
1,645 Dick's Sporting Goods, Inc. 369,895
8,551 GameStop Corp., Class A*^ 107,058
6,032 Gap, Inc. (The) 166,182
841 Lithia Motors, Inc. 253,023
4,914 Lowe's Cos., Inc. 1,251,743
277 O'Reilly Automotive, Inc.* 312,700
686 Penske Automotive Group, Inc. 111,125
2,533 Petco Health & Wellness Co., Inc.* 5,775
393 RH* 136,866
769 Ross Stores, Inc. 112,858
3,253 Valvoline, Inc.* 144,986
812 Victoria's Secret & Co.* 15,737
1,827 Wayfair, Inc., Class A* 124,017
1,732 Williams-Sonoma, Inc. 549,962
5,462,864
Technology Hardware, Storage & Peripherals ( 0 .4% ):
40,158 Hewlett Packard Enterprise Co. 712,001
21,530 HP, Inc. 650,637
3,926 NetApp, Inc. 412,112
2,095 Pure Storage, Inc., Class A* 108,919
10,161 Western Digital Corp.* 693,387
2,577,056
Textiles, Apparel & Luxury Goods ( 0 .5% ):
689 Birkenstock Holding plc*^ 32,555
3,615 Capri Holdings, Ltd.* 163,760
1,080 Carter's, Inc. 91,454
1,049 Columbia Sportswear Co. 85,158
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
17,315 NIKE, Inc., Class B $ 1,627,264
1,926 PVH Corp. 270,815
1,294 Ralph Lauren Corp. 242,961
4,081 Skechers USA, Inc., Class A* 250,002
6,626 Tapestry, Inc. 314,602
6,770 Under Armour, Inc., Class A* 49,963
7,090 Under Armour, Inc., Class C* 50,623
11,574 VF Corp. 177,545
3,356,702
Tobacco ( 1 .0% ):
56,375 Altria Group, Inc. 2,459,078
48,983 Philip Morris International, Inc. 4,487,822
6,946,900
Trading Companies & Distributors ( 0 .6% ):
3,261 Air Lease Corp. 167,746
5,471 Core & Main, Inc., Class A* 313,215
4,600 Fastenal Co. 354,844
6,136 Ferguson plc 1,340,286
1,458 MSC Industrial Direct Co., Inc. 141,484
913 SiteOne Landscape Supply, Inc.* 159,364
1,712 United Rentals, Inc. 1,234,540
805 Watsco, Inc. 347,736
1,391 WESCO International, Inc. 238,251
4,297,466
Water Utilities ( 0 .2% ):
6,221 American Water Works Co., Inc. 760,268
7,790 Essential Utilities, Inc. 288,620
1,048,888
Wireless Telecommunication Services ( 0 .4% ):
15,446 T-Mobile US, Inc. 2,521,096
Total Common Stocks (Cost $448,940,008) 689,516,759
Affiliated Investment Company ( 0 .1% ):
Money Market ( 0 .1% ):
721,686 BlackRock Liquidity FedFund, Institutional Class+(a)
(b) 721,686
Total Affiliated Investment Company (Cost $721,686) 721,686
Unaffiliated Investment Company ( 0 .3% ):
Money Markets ( 0 .3% ):
2,252,637 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(b) 2,252,637
Total Unaffiliated Investment Company (Cost $2,252,637) 2,252,637
Total Investment Securities
(Cost $451,914,331) — 100.0% 692,491,082
Net other assets (liabilities) — 0.0%
†
(122,028)
Net Assets — 100.0% $ 692,369,054
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $689,972.
+ Affiliated Securities
† Represents less than 0.05%.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(b) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 6 $ 1,592,550 $ 30,843
S&P Midcap 400 E-Mini June Futures (U.S. Dollar) 6/21/24 5 1,538,700 53,640
$ 84,483

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (1.5%):
4,131 Axon Enterprise, Inc.* $ 1,292,507
34,542 Boeing Co. (The)* 6,666,261
13,641 General Dynamics Corp. 3,853,446
23,646 Howmet Aerospace, Inc. 1,618,096
2,526 Huntington Ingalls Industries, Inc. 736,253
11,430 L3Harris Technologies, Inc. 2,435,733
13,062 Lockheed Martin Corp. 5,941,512
8,519 Northrop Grumman Corp. 4,077,704
79,743 RTX Corp. 7,777,335
11,783 Textron, Inc. 1,130,343
3,353 TransDigm Group, Inc. 4,129,555
39,658,745
Air Freight & Logistics (0.4%):
7,015 CH Robinson Worldwide, Inc. 534,122
7,932 Expeditors International of Washington, Inc. 964,293
13,978 FedEx Corp. 4,049,986
43,322 United Parcel Service, Inc., Class B 6,438,949
11,987,350
Automobile Components (0.1%):
16,490 Aptiv plc* 1,313,428
13,763 BorgWarner, Inc. 478,127
1,791,555
Automobiles (1.3%):
233,807 Ford Motor Co. 3,104,957
70,115 General Motors Co. 3,179,715
166,831 Tesla, Inc.* 29,327,222
35,611,894
Banks (3.3%):
414,550 Bank of America Corp. 15,719,736
114,214 Citigroup, Inc. 7,222,893
28,247 Citizens Financial Group, Inc. 1,025,084
8,188 Comerica, Inc. 450,258
41,406 Fifth Third Bancorp 1,540,717
85,472 Huntington Bancshares, Inc. 1,192,335
174,071 JPMorgan Chase & Co. 34,866,421
56,560 KeyCorp 894,214
10,232 M&T Bank Corp. 1,488,142
23,895 PNC Financial Services Group, Inc. (The) 3,861,432
55,346 Regions Financial Corp. 1,164,480
80,450 Truist Financial Corp. 3,135,941
93,721 US Bancorp 4,189,329
216,691 Wells Fargo & Co. 12,559,410
89,310,392
Beverages (1.4%):
10,695 Brown-Forman Corp., Class B 552,076
234,286 Coca-Cola Co. (The) 14,333,617
9,625 Constellation Brands, Inc., Class A 2,615,690
60,704 Keurig Dr Pepper, Inc. 1,861,792
11,520 Molson Coors Beverage Co., Class B 774,720
44,540 Monster Beverage Corp.* 2,640,331
82,756 PepsiCo, Inc. 14,483,128
37,261,354
Shares Value
Common Stocks, continued
Biotechnology (1.9%):
106,305 AbbVie, Inc. $ 19,358,141
32,207 Amgen, Inc. 9,157,094
8,671 Biogen, Inc.* 1,869,728
74,353 Gilead Sciences, Inc. 5,446,357
11,132 Incyte Corp.* 634,190
20,464 Moderna, Inc.* 2,180,644
6,333 Regeneron Pharmaceuticals, Inc.* 6,095,449
15,516 Vertex Pharmaceuticals, Inc.* 6,485,843
51,227,446
Broadline Retail (3.8%):
550,383 Amazon.com, Inc.* 99,278,086
31,408 eBay, Inc. 1,657,714
7,414 Etsy, Inc.* 509,490
101,445,290
Building Products (0.5%):
7,599 A O Smith Corp. 679,806
5,393 Allegion plc 726,491
7,541 Builders FirstSource, Inc.* 1,572,676
49,171 Carrier Global Corp. 2,858,310
41,039 Johnson Controls International plc 2,680,667
13,527 Masco Corp. 1,067,010
13,679 Trane Technologies plc 4,106,436
13,691,396
Capital Markets (2.8%):
6,107 Ameriprise Financial, Inc. 2,677,553
46,567 Bank of New York Mellon Corp. (The) 2,683,191
8,393 BlackRock, Inc.+ 6,997,244
43,351 Blackstone, Inc. 5,695,021
6,359 Cboe Global Markets, Inc. 1,168,339
89,522 Charles Schwab Corp. (The) 6,476,021
21,386 CME Group, Inc. 4,604,192
2,398 FactSet Research Systems, Inc. 1,089,627
16,966 Franklin Resources, Inc. 476,914
19,635 Goldman Sachs Group, Inc. (The) 8,201,343
34,811 Intercontinental Exchange, Inc. 4,784,076
25,144 Invesco, Ltd. 417,139
2,456 MarketAxess Holdings, Inc. 538,478
9,604 Moody's Corp. 3,774,660
75,238 Morgan Stanley 7,084,410
4,770 MSCI, Inc. 2,673,347
22,790 Nasdaq, Inc. 1,438,049
12,051 Northern Trust Corp. 1,071,575
10,507 Raymond James Financial, Inc. 1,349,309
19,328 S&P Global, Inc. 8,223,098
18,389 State Street Corp. 1,421,837
13,528 T. Rowe Price Group, Inc. 1,649,334
74,494,757
Chemicals (1.6%):
13,286 Air Products and Chemicals, Inc. 3,218,799
7,164 Albemarle Corp. 943,785
6,225 Celanese Corp. 1,069,828
11,387 CF Industries Holdings, Inc. 947,512
41,795 Corteva, Inc. 2,410,318
42,434 Dow, Inc. 2,458,202
25,545 DuPont de Nemours, Inc. 1,958,535

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
7,370 Eastman Chemical Co. $ 738,621
15,254 Ecolab, Inc. 3,522,149
7,350 FMC Corp. 468,195
14,951 International Flavors & Fragrances, Inc. 1,285,636
29,196 Linde plc 13,556,287
15,378 LyondellBasell Industries NV, Class A 1,572,862
20,154 Mosaic Co. (The) 654,199
14,133 PPG Industries, Inc. 2,047,872
14,299 Sherwin-Williams Co. (The) 4,966,472
41,819,272
Commercial Services & Supplies (0.6%):
5,147 Cintas Corp. 3,536,144
52,274 Copart, Inc.* 3,027,710
11,859 Republic Services, Inc. 2,270,287
15,853 Rollins, Inc. 733,518
12,923 Veralto Corp. 1,145,753
22,274 Waste Management, Inc. 4,747,703
15,461,115
Communications Equipment (0.8%):
15,169 Arista Networks, Inc.* 4,398,706
244,666 Cisco Systems, Inc. 12,211,280
3,669 F5, Inc.* 695,606
19,462 Juniper Networks, Inc. 721,262
9,767 Motorola Solutions, Inc. 3,467,090
21,493,944
Construction & Engineering (0.1%):
8,616 Quanta Services, Inc. 2,238,437
Construction Materials (0.2%):
3,755 Martin Marietta Materials, Inc. 2,305,345
8,072 Vulcan Materials Co. 2,203,010
4,508,355
Consumer Finance (0.5%):
34,376 American Express Co. 7,827,071
23,139 Capital One Financial Corp. 3,445,166
15,241 Discover Financial Services 1,997,943
24,420 Synchrony Financial 1,052,990
14,323,170
Consumer Staples Distribution & Retail (1.8%):
26,717 Costco Wholesale Corp. 19,573,676
13,356 Dollar General Corp. 2,084,337
12,203 Dollar Tree, Inc.* 1,624,830
39,988 Kroger Co. (The) 2,284,515
30,395 Sysco Corp. 2,467,466
27,466 Target Corp. 4,867,250
43,499 Walgreens Boots Alliance, Inc. 943,493
257,743 Walmart, Inc. 15,508,396
49,353,963
Containers & Packaging (0.2%):
87,128 Amcor plc 828,587
4,719 Avery Dennison Corp. 1,053,517
18,723 Ball Corp. 1,261,181
20,189 International Paper Co. 787,775
5,282 Packaging Corp. of America 1,002,418
Shares Value
Common Stocks, continued
Containers & Packaging, continued
14,967 Westrock Co. $ 740,118
5,673,596
Distributors (0.1%):
8,295 Genuine Parts Co. 1,285,144
15,877 LKQ Corp. 847,991
2,275 Pool Corp. 917,962
3,051,097
Diversified Telecommunication Services (0.7%):
428,771 AT&T, Inc. 7,546,370
253,144 Verizon Communications, Inc. 10,621,922
18,168,292
Electric Utilities (1.5%):
15,653 Alliant Energy Corp. 788,911
31,896 American Electric Power Co., Inc. 2,746,246
19,285 Constellation Energy Corp. 3,564,832
46,423 Duke Energy Corp. 4,489,568
23,678 Edison International 1,674,745
11,774 Entergy Corp. 1,244,276
14,374 Evergy, Inc. 767,284
20,804 Eversource Energy 1,243,455
60,456 Exelon Corp. 2,271,332
30,781 FirstEnergy Corp. 1,188,762
122,917 NextEra Energy, Inc. 7,855,626
14,002 NRG Energy, Inc. 947,795
127,400 PG&E Corp. 2,135,224
7,164 Pinnacle West Capital Corp. 535,366
44,669 PPL Corp. 1,229,738
65,667 Southern Co. (The) 4,710,951
33,016 Xcel Energy, Inc. 1,774,610
39,168,721
Electrical Equipment (0.7%):
14,075 AMETEK, Inc. 2,574,318
24,042 Eaton Corp. plc 7,517,453
34,493 Emerson Electric Co. 3,912,196
3,552 Generac Holdings, Inc.* 448,049
3,158 Hubbell, Inc. 1,310,728
6,931 Rockwell Automation, Inc. 2,019,208
17,781,952
Electronic Equipment, Instruments & Components (0.6%):
36,047 Amphenol Corp., Class A 4,158,021
8,126 CDW Corp. 2,078,468
46,258 Corning, Inc. 1,524,664
7,674 Jabil, Inc. 1,027,932
10,620 Keysight Technologies, Inc.* 1,660,756
18,566 TE Connectivity, Ltd. 2,696,526
2,896 Teledyne Technologies, Inc.* 1,243,311
15,543 Trimble, Inc.* 1,000,347
3,113 Zebra Technologies Corp.* 938,383
16,328,408
Energy Equipment & Services (0.3%):
59,851 Baker Hughes Co. 2,005,008
52,612 Halliburton Co. 2,073,965

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
86,517 Schlumberger NV $ 4,741,997
8,820,970
Entertainment (1.3%):
14,952 Electronic Arts, Inc. 1,983,682
8,208 Live Nation Entertainment, Inc.* 868,160
26,026 Netflix, Inc.* 15,806,371
9,702 Take-Two Interactive Software, Inc.* 1,440,650
110,445 Walt Disney Co. (The) 13,514,050
137,392 Warner Bros Discovery, Inc.* 1,199,432
34,812,345
Financial Services (4.2%):
109,551 Berkshire Hathaway, Inc., Class B* 46,068,387
36,057 Fidelity National Information Services, Inc. 2,674,708
36,121 Fiserv, Inc.* 5,772,858
15,956 Global Payments, Inc. 2,132,679
4,422 Jack Henry & Associates, Inc. 768,234
49,676 Mastercard, Inc., Class A 23,922,472
64,579 PayPal Holdings, Inc.* 4,326,147
95,229 Visa, Inc., Class A 26,576,509
112,241,994
Food Products (0.8%):
32,661 Archer-Daniels-Midland Co. 2,051,437
8,552 Bunge Global SA 876,751
11,271 Campbell Soup Co. 500,996
29,633 Conagra Brands, Inc. 878,322
34,491 General Mills, Inc. 2,413,335
8,814 Hershey Co. (The) 1,714,323
18,096 Hormel Foods Corp. 631,369
6,514 JM Smucker Co. (The) 819,917
15,875 Kellanova 909,479
48,284 Kraft Heinz Co. (The) 1,781,680
8,824 Lamb Weston Holdings, Inc. 940,021
15,364 McCormick & Co., Inc. 1,180,109
80,671 Mondelez International, Inc., Class A 5,646,970
17,855 Tyson Foods, Inc., Class A 1,048,624
21,393,333
Gas Utilities (0.0%
†
):
9,056 Atmos Energy Corp. 1,076,487
Ground Transportation (1.1%):
118,789 CSX Corp. 4,403,508
5,098 JB Hunt Transport Services, Inc. 1,015,776
13,548 Norfolk Southern Corp. 3,452,979
10,646 Old Dominion Freight Line, Inc. 2,334,774
124,546 Uber Technologies, Inc.* 9,588,797
36,715 Union Pacific Corp. 9,029,320
29,825,154
Health Care Equipment & Supplies (2.6%):
104,516 Abbott Laboratories 11,879,289
3,981 Align Technology, Inc.* 1,305,449
31,472 Baxter International, Inc. 1,345,113
17,204 Becton Dickinson & Co. 4,257,130
— Becton, Dickinson & Co. —
88,747 Boston Scientific Corp.* 6,078,282
11,912 Cooper Cos., Inc. (The) 1,208,591
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,717 DENTSPLY SIRONA, Inc. $ 422,077
22,989 Dexcom, Inc.* 3,188,574
36,755 Edwards Lifesciences Corp.* 3,512,308
25,668 GE HealthCare Technologies, Inc. 2,333,478
14,086 Hologic, Inc.* 1,098,145
4,953 IDEXX Laboratories, Inc.* 2,674,273
4,375 Insulet Corp.* 749,875
21,214 Intuitive Surgical, Inc.* 8,466,295
80,522 Medtronic plc 7,017,492
8,833 ResMed, Inc. 1,749,199
6,030 STERIS plc 1,355,665
20,480 Stryker Corp. 7,329,178
2,833 Teleflex, Inc. 640,740
12,481 Zimmer Biomet Holdings, Inc. 1,647,242
68,258,395
Health Care Providers & Services (2.6%):
14,523 Cardinal Health, Inc. 1,625,124
10,023 Cencora, Inc. 2,435,489
32,266 Centene Corp.* 2,532,236
17,612 Cigna Group (The) 6,396,502
75,378 CVS Health Corp. 6,012,149
3,162 DaVita, Inc.* 436,514
14,077 Elevance Health, Inc. 7,299,487
11,938 HCA Healthcare, Inc. 3,981,681
7,696 Henry Schein, Inc.* 581,202
7,396 Humana, Inc. 2,564,341
5,006 Laboratory Corp. of America Holdings 1,093,611
7,981 McKesson Corp. 4,284,600
3,610 Molina Healthcare, Inc.* 1,483,096
6,571 Quest Diagnostics, Inc. 874,666
55,691 UnitedHealth Group, Inc. 27,550,338
3,527 Universal Health Services, Inc., Class B 643,536
69,794,572
Health Care REITs (0.2%):
43,471 Healthpeak Properties, Inc. 815,081
23,778 Ventas, Inc. 1,035,294
33,715 Welltower, Inc. 3,150,330
5,000,705
Hotel & Resort REITs (0.0%
†
):
42,055 Host Hotels & Resorts, Inc. 869,697
Hotels, Restaurants & Leisure (2.0%):
26,108 Airbnb, Inc., Class A* 4,306,776
2,098 Booking Holdings, Inc. 7,611,292
12,299 Caesars Entertainment, Inc.* 537,958
59,415 Carnival Corp.* 970,841
1,650 Chipotle Mexican Grill, Inc.* 4,796,170
7,382 Darden Restaurants, Inc. 1,233,901
2,194 Domino's Pizza, Inc. 1,090,155
7,861 Expedia Group, Inc.* 1,082,853
15,315 Hilton Worldwide Holdings, Inc. 3,266,843
21,486 Las Vegas Sands Corp. 1,110,826
14,559 Marriott International, Inc., Class A 3,673,381
43,708 McDonald's Corp. 12,323,471
17,222 MGM Resorts International* 813,051
26,676 Norwegian Cruise Line Holdings, Ltd.* 558,329
14,519 Royal Caribbean Cruises, Ltd.* 2,018,286

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
67,898 Starbucks Corp. $ 6,205,198
6,205 Wynn Resorts, Ltd. 634,337
16,945 Yum! Brands, Inc. 2,349,424
54,583,092
Household Durables (0.4%):
17,885 D.R. Horton, Inc. 2,942,977
9,149 Garmin, Ltd. 1,362,012
14,805 Lennar Corp., Class A 2,546,164
2,973 Mohawk Industries, Inc.* 389,136
198 NVR, Inc.* 1,603,792
12,644 PulteGroup, Inc. 1,525,119
10,369,200
Household Products (1.2%):
14,699 Church & Dwight Co., Inc. 1,533,253
7,420 Clorox Co. (The) 1,136,076
49,978 Colgate-Palmolive Co. 4,500,519
20,518 Kimberly-Clark Corp. 2,654,003
141,678 Procter & Gamble Co. (The) 22,987,256
32,811,107
Independent Power and Renewable Electricity Producers
(0.0%
†
):
37,805 AES Corp. (The) 677,844
Industrial Conglomerates (0.9%):
33,160 3M Co. 3,517,281
65,530 General Electric Co. 11,502,481
39,694 Honeywell International, Inc. 8,147,194
23,166,956
Industrial REITs (0.3%):
55,549 Prologis, Inc. 7,233,591
Insurance (2.2%):
31,530 Aflac, Inc. 2,707,166
15,911 Allstate Corp. (The) 2,752,762
42,448 American International Group, Inc. 3,318,160
12,180 Aon plc, Class A 4,064,710
21,512 Arch Capital Group, Ltd.* 1,988,569
13,099 Arthur J. Gallagher & Co. 3,275,274
3,113 Assurant, Inc. 585,991
14,344 Brown & Brown, Inc. 1,255,674
24,402 Chubb, Ltd. 6,323,290
9,349 Cincinnati Financial Corp. 1,160,865
2,625 Everest Group, Ltd. 1,043,437
4,938 Globe Life, Inc. 574,635
18,236 Hartford Financial Services Group, Inc. (The) 1,879,220
10,648 Loews Corp. 833,632
29,747 Marsh & McLennan Cos., Inc. 6,127,287
36,767 MetLife, Inc. 2,724,802
13,371 Principal Financial Group, Inc. 1,154,051
35,397 Progressive Corp. (The) 7,320,808
21,019 Prudential Financial, Inc. 2,467,631
13,706 Travelers Cos., Inc. (The) 3,154,299
11,858 W R Berkley Corp. 1,048,722
6,300 Willis Towers Watson plc 1,732,500
57,493,485
Shares Value
Common Stocks, continued
Interactive Media & Services (6.1%):
354,824 Alphabet, Inc., Class A* $ 53,553,586
297,068 Alphabet, Inc., Class C* 45,231,574
16,648 Match Group, Inc.* 603,989
132,467 Meta Platforms, Inc., Class A 64,323,326
163,712,475
IT Services (1.2%):
37,752 Accenture plc, Class A 13,085,221
8,802 Akamai Technologies, Inc.* 957,305
30,423 Cognizant Technology Solutions Corp., Class A 2,229,702
3,578 EPAM Systems, Inc.* 988,100
4,688 Gartner, Inc.* 2,234,629
55,094 International Business Machines Corp. 10,520,750
5,284 VeriSign, Inc.* 1,001,371
31,017,078
Leisure Products (0.0%
†
):
8,539 Hasbro, Inc. 482,624
Life Sciences Tools & Services (1.4%):
17,829 Agilent Technologies, Inc. 2,594,298
1,170 Bio-Rad Laboratories, Inc., Class A* 404,668
9,291 Bio-Techne Corp. 653,994
3,132 Charles River Laboratories International, Inc.* 848,615
39,598 Danaher Corp. 9,888,413
9,769 Illumina, Inc.* 1,341,479
10,978 IQVIA Holdings, Inc.* 2,776,226
1,280 Mettler-Toledo International, Inc.* 1,704,051
7,301 Revvity, Inc. 766,605
23,264 Thermo Fisher Scientific, Inc. 13,521,270
3,597 Waters Corp.* 1,238,195
4,420 West Pharmaceutical Services, Inc. 1,749,038
37,486,852
Machinery (1.8%):
30,688 Caterpillar, Inc. 11,245,004
8,206 Cummins, Inc. 2,417,898
15,615 Deere & Co. 6,413,705
8,299 Dover Corp. 1,470,500
20,760 Fortive Corp. 1,785,775
4,702 IDEX Corp. 1,147,382
16,364 Illinois Tool Works, Inc. 4,390,952
24,366 Ingersoll Rand, Inc. 2,313,552
3,374 Nordson Corp. 926,298
24,739 Otis Worldwide Corp. 2,455,840
31,325 PACCAR, Inc. 3,880,854
7,766 Parker-Hannifin Corp. 4,316,265
10,113 Pentair plc 864,055
3,267 Snap-on, Inc. 967,751
9,082 Stanley Black & Decker, Inc. 889,400
10,576 Westinghouse Air Brake Technologies Corp. 1,540,712
14,565 Xylem, Inc. 1,882,381
48,908,324
Media (0.6%):
6,027 Charter Communications, Inc., Class A* 1,751,627
238,581 Comcast Corp., Class A 10,342,486
13,483 Fox Corp., Class A 421,614
8,579 Fox Corp., Class B 245,531
24,101 Interpublic Group of Cos., Inc. (The) 786,416

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
24,122 News Corp., Class A $ 631,514
6,960 News Corp., Class B 188,338
11,591 Omnicom Group, Inc. 1,121,545
28,033 Paramount Global, Class B 329,948
15,819,019
Metals & Mining (0.4%):
85,937 Freeport-McMoRan, Inc. 4,040,758
70,220 Newmont Corp. 2,516,685
14,905 Nucor Corp. 2,949,699
8,940 Steel Dynamics, Inc. 1,325,176
10,832,318
Multi-Utilities (0.6%):
16,061 Ameren Corp. 1,187,872
37,577 CenterPoint Energy, Inc. 1,070,569
17,179 CMS Energy Corp. 1,036,581
21,309 Consolidated Edison, Inc. 1,935,070
49,854 Dominion Energy, Inc. 2,452,318
12,747 DTE Energy Co. 1,429,449
24,045 NiSource, Inc. 665,085
30,699 Public Service Enterprise Group, Inc. 2,050,079
37,656 Sempra 2,704,830
18,834 WEC Energy Group, Inc. 1,546,648
16,078,501
Office REITs (0.1%):
9,366 Alexandria Real Estate Equities, Inc. 1,207,371
9,422 Boston Properties, Inc. 615,351
1,822,722
Oil, Gas & Consumable Fuels (3.6%):
21,747 APA Corp. 747,662
104,433 Chevron Corp. 16,473,261
70,909 ConocoPhillips 9,025,297
45,836 Coterra Energy, Inc. 1,277,908
38,854 Devon Energy Corp. 1,949,694
10,946 Diamondback Energy, Inc. 2,169,169
35,341 EOG Resources, Inc. 4,517,993
24,253 EQT Corp. 899,059
239,098 Exxon Mobil Corp. 27,792,751
16,463 Hess Corp. 2,512,912
115,780 Kinder Morgan, Inc. 2,123,405
34,652 Marathon Oil Corp. 982,038
22,351 Marathon Petroleum Corp. 4,503,726
39,739 Occidental Petroleum Corp. 2,582,638
35,260 ONEOK, Inc. 2,826,794
25,603 Phillips 66 4,181,994
13,750 Pioneer Natural Resources Co. 3,609,375
13,531 Targa Resources Corp. 1,515,337
20,395 Valero Energy Corp. 3,481,223
72,804 Williams Cos., Inc. (The) 2,837,172
96,009,408
Passenger Airlines (0.2%):
38,680 American Airlines Group, Inc.* 593,738
39,301 Delta Air Lines, Inc. 1,881,339
35,383 Southwest Airlines Co. 1,032,830
Shares Value
Common Stocks, continued
Passenger Airlines, continued
19,220 United Airlines Holdings, Inc.* $ 920,253
4,428,160
Personal Care Products (0.2%):
14,158 Estee Lauder Cos., Inc. (The) 2,182,456
103,278 Kenvue, Inc. 2,216,346
4,398,802
Pharmaceuticals (3.8%):
122,251 Bristol-Myers Squibb Co. 6,629,672
10,664 Catalent, Inc.* 601,983
48,013 Eli Lilly & Co. 37,352,193
144,945 Johnson & Johnson 22,928,849
152,576 Merck & Co., Inc. 20,132,403
339,977 Pfizer, Inc. 9,434,362
74,668 Viatris, Inc. 891,536
27,586 Zoetis, Inc. 4,667,827
102,638,825
Professional Services (0.7%):
24,734 Automatic Data Processing, Inc. 6,177,069
7,310 Broadridge Financial Solutions, Inc. 1,497,526
9,708 Dayforce, Inc.* 642,767
7,300 Equifax, Inc. 1,952,896
7,621 Jacobs Solutions, Inc. 1,171,576
8,240 Leidos Holdings, Inc. 1,080,182
19,356 Paychex, Inc. 2,376,917
2,960 Paycom Software, Inc. 589,070
5,774 Robert Half, Inc. 457,763
8,833 Verisk Analytics, Inc. 2,082,203
18,027,969
Real Estate Management & Development (0.1%):
17,649 CBRE Group, Inc., Class A* 1,716,189
24,631 CoStar Group, Inc.* 2,379,354
4,095,543
Residential REITs (0.3%):
8,583 AvalonBay Communities, Inc. 1,592,662
6,785 Camden Property Trust 667,644
20,296 Equity Residential 1,280,881
3,825 Essex Property Trust, Inc. 936,398
35,363 Invitation Homes, Inc. 1,259,276
7,240 Mid-America Apartment Communities, Inc. 952,639
18,110 UDR, Inc. 677,495
7,366,995
Retail REITs (0.3%):
4,570 Federal Realty Investment Trust 466,688
38,651 Kimco Realty Corp. 757,946
48,545 Realty Income Corp. 2,626,285
9,435 Regency Centers Corp. 571,384
19,952 Simon Property Group, Inc. 3,122,288
7,544,591
Semiconductors & Semiconductor Equipment (10.2%):
97,284 Advanced Micro Devices, Inc.* 17,558,789
30,034 Analog Devices, Inc. 5,940,425
50,141 Applied Materials, Inc. 10,340,579
26,496 Broadcom, Inc. 35,118,063

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,282 Enphase Energy, Inc.* $ 1,001,956
6,398 First Solar, Inc.* 1,079,982
254,572 Intel Corp. 11,244,445
8,169 KLA Corp. 5,706,618
7,875 Lam Research Corp. 7,651,114
32,849 Microchip Technology, Inc. 2,946,884
66,371 Micron Technology, Inc. 7,824,477
2,858 Monolithic Power Systems, Inc. 1,936,066
148,721 NVIDIA Corp. 134,378,347
15,636 NXP Semiconductors NV 3,874,132
25,780 ON Semiconductor Corp.* 1,896,119
5,795 Qorvo, Inc.* 665,440
67,196 QUALCOMM, Inc. 11,376,283
9,319 Skyworks Solutions, Inc. 1,009,434
9,367 Teradyne, Inc. 1,056,879
54,749 Texas Instruments, Inc. 9,537,823
272,143,855
Software (10.7%):
27,215 Adobe, Inc.* 13,732,689
5,260 ANSYS, Inc.* 1,826,062
12,975 Autodesk, Inc.* 3,378,950
16,369 Cadence Design Systems, Inc.* 5,095,342
4,302 Corpay, Inc.* 1,327,339
1,510 Fair Isaac Corp.* 1,886,911
38,801 Fortinet, Inc.* 2,650,496
35,086 Gen Digital, Inc. 785,926
16,851 Intuit, Inc. 10,953,150
447,395 Microsoft Corp. 188,228,025
95,999 Oracle Corp. 12,058,434
19,022 Palo Alto Networks, Inc.* 5,404,721
7,104 PTC, Inc.* 1,342,230
6,424 Roper Technologies, Inc. 3,602,836
58,274 Salesforce, Inc. 17,550,963
12,343 ServiceNow, Inc.* 9,410,303
9,231 Synopsys, Inc.* 5,275,517
2,611 Tyler Technologies, Inc.* 1,109,701
285,619,595
Specialized REITs (1.0%):
27,938 American Tower Corp. 5,520,269
26,194 Crown Castle, Inc. 2,772,111
18,217 Digital Realty Trust, Inc. 2,623,977
5,690 Equinix, Inc. 4,696,128
12,539 Extra Space Storage, Inc. 1,843,233
159 Gaming and Leisure Properties, Inc. 7,325
17,535 Iron Mountain, Inc. 1,406,482
9,647 Public Storage 2,798,209
6,600 SBA Communications Corp. 1,430,220
63,600 VICI Properties, Inc. 1,894,644
44,549 Weyerhaeuser Co. 1,599,755
26,592,353
Specialty Retail (2.1%):
1,050 AutoZone, Inc.* 3,309,232
13,870 Bath & Body Works, Inc. 693,777
11,552 Best Buy Co., Inc. 947,611
Shares Value
Common Stocks, continued
Specialty Retail, continued
9,265 CarMax, Inc.* $ 807,074
59,926 Home Depot, Inc. (The) 22,987,614
34,609 Lowe's Cos., Inc. 8,815,951
3,596 O'Reilly Automotive, Inc.* 4,059,452
20,230 Ross Stores, Inc. 2,968,955
68,965 TJX Cos., Inc. (The) 6,994,430
6,466 Tractor Supply Co. 1,692,282
2,928 Ulta Beauty, Inc.* 1,530,993
54,807,371
Technology Hardware, Storage & Peripherals (6.0%):
873,986 Apple, Inc. 149,871,119
79,241 Hewlett Packard Enterprise Co. 1,404,943
52,233 HP, Inc. 1,578,481
12,470 NetApp, Inc. 1,308,976
11,977 Seagate Technology Holdings plc 1,114,460
2,956 Super Micro Computer, Inc.* 2,985,649
20,102 Western Digital Corp.* 1,371,760
159,635,388
Textiles, Apparel & Luxury Goods (0.5%):
1,559 Deckers Outdoor Corp.* 1,467,424
6,914 Lululemon Athletica, Inc.* 2,700,954
73,141 NIKE, Inc., Class B 6,873,791
2,327 Ralph Lauren Corp. 436,918
13,393 Tapestry, Inc. 635,900
20,520 VF Corp. 314,777
12,429,764
Tobacco (0.5%):
106,804 Altria Group, Inc. 4,658,790
93,445 Philip Morris International, Inc. 8,561,431
13,220,221
Trading Companies & Distributors (0.3%):
34,769 Fastenal Co. 2,682,080
4,034 United Rentals, Inc. 2,908,958
2,653 W.W. Grainger, Inc. 2,698,897
8,289,935
Water Utilities (0.1%):
11,976 American Water Works Co., Inc. 1,463,587
Wireless Telecommunication Services (0.2%):
30,979 T-Mobile US, Inc. 5,056,392
Total Common Stocks (Cost $709,875,782) 2,654,208,095
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
12,468,560 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(a) 12,468,560
Total Unaffiliated Investment Company (Cost $12,468,560) 12,468,560
Total Investment Securities
(Cost $722,344,342) — 100.0% 2,666,676,655
Net other assets (liabilities) — 0.0%
†
(773,744)
Net Assets — 100.0% $ 2,665,902,911
* Non-income producing security.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
+ Affiliated Securities
† Represents less than 0.05%.
(a) The rate represents the effective yield at March 31, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/21/24 55 $ 14,598,375 $ 129,519
$ 129,519

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (1.3%):
17,175 AAR Corp.* $ 1,028,267
14,562 AeroVironment , Inc.* 2,232,063
14,730 Kaman Corp. 675,665
26,989 Mercury Systems, Inc.* 796,176
15,667 Moog, Inc., Class A 2,501,237
2,010 National Presto Industries, Inc. 168,438
40,011 Triumph Group, Inc.* 601,765
8,003,611
Air Freight & Logistics (0.3%):
15,953 Forward Air Corp. 496,298
32,605 Hub Group, Inc., Class A 1,409,188
1,905,486
Automobile Components (1.4%):
61,319 American Axle & Manufacturing Holdings, Inc.* 451,308
67,647 Dana, Inc. 859,117
14,594 Dorman Products, Inc.* 1,406,716
16,781 Gentherm , Inc.* 966,250
13,440 LCI Industries 1,653,926
11,082 Patrick Industries, Inc. 1,323,966
24,318 Phinia , Inc. 934,541
9,262 Standard Motor Products, Inc. 310,740
10,536 XPEL, Inc.* 569,155
8,475,719
Automobiles (0.2%):
15,411 Winnebago Industries, Inc. 1,140,414
Banks (8.9%):
36,293 Ameris Bancorp 1,755,855
40,704 Atlantic Union Bankshares Corp. 1,437,258
26,921 Axos Financial, Inc.* 1,454,811
71,761 Banc of California, Inc. 1,091,485
8,226 BancFirst Corp. 724,135
28,086 Bancorp, Inc. (The)* 939,758
21,162 Bank of Hawaii Corp. 1,320,297
40,134 BankUnited , Inc. 1,123,752
19,469 Banner Corp. 934,512
23,812 Berkshire Hills Bancorp, Inc. 545,771
50,691 Brookline Bancorp, Inc. 504,882
67,488 Capitol Federal Financial, Inc. 402,228
36,868 Cathay General Bancorp 1,394,716
17,342 Central Pacific Financial Corp. 342,505
7,605 City Holding Co. 792,593
28,502 Community Bank System, Inc. 1,368,951
14,985 Customers Bancorp, Inc.* 795,104
70,827 CVB Financial Corp. 1,263,554
19,371 Dime Community Bancshares, Inc. 373,085
16,836 Eagle Bancorp, Inc. 395,478
19,180 FB Financial Corp. 722,319
21,952 First Bancorp 792,906
89,589 First BanCorp 1,571,391
54,496 First Commonwealth Financial Corp. 758,584
53,179 First Financial Bancorp 1,192,273
72,319 First Hawaiian, Inc. 1,588,125
80,716 Fulton Financial Corp. 1,282,577
20,567 Hanmi Financial Corp. 327,427
20,499 Heritage Financial Corp. 397,476
Shares Value
Common Stocks, continued
Banks, continued
25,023 Hilltop Holdings, Inc. $ 783,720
70,950 Hope Bancorp, Inc. 816,635
22,730 Independent Bank Corp. 1,182,415
19,226 Independent Bank Group, Inc. 877,667
13,303 Lakeland Financial Corp. 882,255
20,192 National Bank Holdings Corp., Class A 728,325
25,128 NBT Bancorp, Inc. 921,695
22,129 Northfield Bancorp, Inc. 215,094
71,774 Northwest Bancshares, Inc. 836,167
25,760 OFG Bancorp 948,226
52,161 Pacific Premier Bancorp, Inc. 1,251,864
7,722 Park National Corp. 1,049,034
13,565 Pathward Financial, Inc. 684,761
6,722 Preferred Bank 516,048
45,720 Provident Financial Services, Inc. 666,140
30,615 Renasant Corp. 958,862
21,125 S&T Bancorp, Inc. 677,690
44,812 Seacoast Banking Corp. 1,137,777
26,030 ServisFirst Bancshares, Inc. 1,727,351
68,100 Simmons First National Corp., Class A 1,325,226
15,499 Southside Bancshares, Inc. 453,036
24,316 Stellar Bancorp, Inc. 592,338
6,606 Tompkins Financial Corp. 332,216
11,370 Triumph Financial, Inc.* 901,868
10,803 TrustCo Bank Corp. 304,213
33,612 Trustmark Corp. 944,833
65,646 United Community Banks, Inc. 1,727,803
26,198 Veritex Holdings, Inc. 536,797
35,996 WaFd , Inc. 1,044,964
13,780 Westamerica BanCorp 673,566
34,023 WSFS Financial Corp. 1,535,798
54,828,192
Beverages (0.2%):
7,977 MGP Ingredients, Inc. 687,059
12,349 National Beverage Corp.* 586,084
1,273,143
Biotechnology (1.5%):
87,676 Alkermes plc* 2,373,389
28,232 Arcus Biosciences, Inc.* 533,020
57,091 Catalyst Pharmaceuticals, Inc.* 910,031
68,201 Dynavax Technologies Corp.* 846,374
71,135 Ironwood Pharmaceuticals, Inc.* 619,586
46,189 Myriad Genetics, Inc.* 984,750
21,155 REGENXBIO, Inc.* 445,736
24,995 Vericel Corp.* 1,300,240
45,501 Vir Biotechnology, Inc.* 460,925
31,562 Xencor , Inc.* 698,467
9,172,518
Broadline Retail (0.3%):
58,420 Kohl's Corp. 1,702,943
Building Products (2.6%):
35,050 AAON, Inc. 3,087,905
8,383 American Woodmark Corp.* 852,216
10,570 Apogee Enterprises, Inc. 625,744
23,273 Armstrong World Industries, Inc. 2,890,972

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
12,776 AZZ, Inc. $ 987,712
15,435 Gibraltar Industries, Inc.* 1,242,980
20,565 Griffon Corp. 1,508,237
65,691 Hayward Holdings, Inc.* 1,005,729
9,071 Insteel Industries, Inc. 346,694
66,036 Masterbrand, Inc.* 1,237,515
16,683 Quanex Building Products Corp. 641,128
76,274 Resideo Technologies, Inc.* 1,710,063
16,136,895
Capital Markets (1.7%):
38,569 Artisan Partners Asset Management, Inc., Class A 1,765,303
9,201 B Riley Financial, Inc.^ 194,785
139,269 BGC Group, Inc., Class A 1,082,120
18,124 Brightsphere Investment Group, Inc. 413,952
12,761 Donnelley Financial Solutions, Inc.* 791,310
24,068 Moelis & Co., Class A 1,366,340
8,564 Piper Sandler Cos. 1,699,868
8,865 PJT Partners, Inc., Class A 835,615
14,899 StoneX Group, Inc.* 1,046,804
3,905 Virtus Investment Partners, Inc. 968,362
60,889 WisdomTree , Inc. 559,570
10,724,029
Chemicals (2.5%):
14,936 AdvanSix , Inc. 427,170
17,454 Balchem Corp. 2,704,497
9,788 Hawkins, Inc. 751,718
29,743 HB Fuller Co. 2,371,707
17,532 Ingevity Corp.* 836,277
12,877 Innospec , Inc. 1,660,360
11,006 Koppers Holdings, Inc. 607,201
28,111 Mativ Holdings, Inc. 527,081
16,855 Minerals Technologies, Inc. 1,268,845
7,468 Quaker Chemical Corp. 1,532,807
22,236 Sensient Technologies Corp. 1,538,509
11,010 Stepan Co. 991,340
15,217,512
Commercial Services & Supplies (2.2%):
33,054 ABM Industries, Inc. 1,474,870
22,826 Brady Corp., Class A 1,353,125
59,135 CoreCivic , Inc.* 923,097
24,025 Deluxe Corp. 494,675
41,023 Enviri Corp.* 375,360
63,440 GEO Group, Inc. (The)* 895,773
38,553 Healthcare Services Group, Inc.* 481,141
24,279 HNI Corp. 1,095,711
30,905 Interface, Inc. 519,822
11,153 Liquidity Services, Inc.* 207,446
15,867 Matthews International Corp., Class A 493,146
37,885 MillerKnoll , Inc. 938,033
54,605 OPENLANE, Inc.* 944,667
80,345 Pitney Bowes, Inc. 347,894
7,951 UniFirst Corp. 1,378,942
67,826 Vestis Corp. 1,307,007
10,982 Viad Corp.* 433,679
13,664,388
Shares Value
Common Stocks, continued
Communications Equipment (1.0%):
37,981 ADTRAN Holdings, Inc. $ 206,617
30,076 Calix, Inc.* 997,320
18,478 Digi International, Inc.* 590,002
66,660 Extreme Networks, Inc.* 769,256
57,790 Harmonic, Inc.* 776,698
37,199 NetScout Systems, Inc.* 812,426
39,296 Viasat , Inc.* 710,865
114,930 Viavi Solutions, Inc.* 1,044,714
5,907,898
Construction & Engineering (1.2%):
26,198 Arcosa , Inc. 2,249,360
15,331 Dycom Industries, Inc.* 2,200,459
22,554 Granite Construction, Inc. 1,288,510
8,545 MYR Group, Inc.* 1,510,329
7,248,658
Consumer Finance (0.8%):
17,177 Bread Financial Holdings, Inc. 639,672
12,748 Encore Capital Group, Inc.* 581,436
15,529 Enova International, Inc.* 975,687
28,177 EZCORP, Inc., Class A* 319,246
25,982 Green Dot Corp., Class A* 242,412
48,416 Navient Corp. 842,438
20,803 PRA Group, Inc.* 542,542
23,353 PROG Holdings, Inc. 804,277
1,879 World Acceptance Corp.* 272,418
5,220,128
Consumer Staples Distribution & Retail (0.6%):
16,582 Andersons, Inc. (The) 951,309
18,376 Chefs' Warehouse, Inc. (The)* 692,040
12,311 PriceSmart , Inc. 1,034,124
17,955 SpartanNash Co. 362,871
31,310 United Natural Foods, Inc.* 359,752
3,400,096
Containers & Packaging (0.6%):
23,339 Myers Industries, Inc. 540,765
84,610 O-I Glass, Inc.* 1,403,680
45,630 Sealed Air Corp. 1,697,436
3,641,881
Diversified Consumer Services (0.9%):
20,243 Adtalem Global Education, Inc.* 1,040,490
40,474 Frontdoor , Inc.* 1,318,643
47,599 Mister Car Wash, Inc.* 368,892
33,055 Perdoceo Education Corp. 580,446
11,336 Strategic Education, Inc. 1,180,304
20,612 Stride, Inc.* 1,299,587
5,788,362
Diversified REITs (0.7%):
35,142 Alexander & Baldwin, Inc. 578,789
24,902 American Assets Trust, Inc. 545,603
33,299 Armada Hoffler Properties, Inc. 346,309
85,973 Essential Properties Realty Trust, Inc. 2,292,040
100,630 Global Net Lease, Inc. 781,895
4,544,636

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services (0.6%):
4,629 ATN International, Inc. $ 145,837
22,180 Cogent Communications Holdings, Inc. 1,449,019
39,389 Consolidated Communications Holdings, Inc.* 170,160
61,928 EchoStar Corp., Class A* 882,474
526,989 Lumen Technologies, Inc.* 822,103
24,288 Shenandoah Telecommunications Co. 421,883
3,891,476
Electric Utilities (0.5%):
18,722 MGE Energy, Inc. 1,473,796
21,850 Otter Tail Corp. 1,887,840
3,361,636
Electrical Equipment (0.8%):
8,147 Encore Wire Corp. 2,140,869
4,720 Powell Industries, Inc. 671,656
45,787 SunPower Corp.*^ 137,361
112,747 Sunrun , Inc.* 1,486,005
11,409 Vicor Corp.* 436,280
4,872,171
Electronic Equipment, Instruments & Components (3.9%):
19,520 Advanced Energy Industries, Inc. 1,990,650
49,440 Arlo Technologies, Inc.* 625,416
15,210 Badger Meter, Inc. 2,461,130
17,788 Benchmark Electronics, Inc. 533,818
14,944 CTS Corp. 699,230
14,075 ePlus , Inc.* 1,105,451
18,871 Fabrinet * 3,566,996
14,734 Insight Enterprises, Inc.* 2,733,452
23,852 Itron , Inc.* 2,206,787
43,435 Knowles Corp.* 699,304
17,857 Methode Electronics, Inc. 217,498
7,921 OSI Systems, Inc.* 1,131,277
5,243 PC Connection, Inc. 345,671
14,048 Plexus Corp.* 1,332,031
8,563 Rogers Corp.* 1,016,342
29,286 Sanmina Corp.* 1,821,004
12,832 ScanSource , Inc.* 565,121
51,348 TTM Technologies, Inc.* 803,596
23,854,774
Energy Equipment & Services (1.9%):
72,255 Archrock , Inc. 1,421,256
11,289 Bristow Group, Inc.* 307,061
24,058 Core Laboratories, Inc. 410,910
16,800 Dril -Quip, Inc.* 378,504
72,415 Helix Energy Solutions Group, Inc.* 784,978
52,878 Helmerich & Payne, Inc. 2,224,049
80,158 Liberty Energy, Inc. 1,660,874
4,584 Nabors Industries, Ltd.* 394,820
52,480 Oceaneering International, Inc.* 1,228,032
171,721 Patterson-UTI Energy, Inc. 2,050,349
41,088 ProPetro Holding Corp.* 331,991
41,049 RPC, Inc. 317,719
40,998 US Silica Holdings, Inc.* 508,785
12,019,328
Entertainment (0.5%):
55,046 Cinemark Holdings, Inc.* 989,177
Shares Value
Common Stocks, continued
Entertainment, continued
8,764 Madison Square Garden Sports Corp.* $ 1,617,133
11,706 Marcus Corp. (The) 166,927
2,773,237
Financial Services (1.7%):
35,308 EVERTEC, Inc. 1,408,789
13,961 Jackson Financial, Inc., Class A 923,381
35,253 Mr Cooper Group, Inc.* 2,747,971
36,884 NCR Atleos Corp.* 728,459
46,388 NMI Holdings, Inc., Class A* 1,500,188
127,667 Payoneer Global, Inc.* 620,462
24,877 Radian Group, Inc. 832,633
18,347 Walker & Dunlop, Inc. 1,854,148
10,616,031
Food Products (1.3%):
40,895 B&G Foods, Inc. 467,839
9,302 Calavo Growers, Inc. 258,689
20,898 Cal-Maine Foods, Inc. 1,229,847
17,576 Fresh Del Monte Produce, Inc. 455,394
45,683 Hain Celestial Group, Inc. (The)* 359,068
8,008 J & J Snack Foods Corp. 1,157,637
4,265 John B Sanfilippo & Son, Inc. 451,749
47,637 Simply Good Foods Co. (The)* 1,621,087
8,227 Tootsie Roll Industries, Inc. 263,498
25,723 TreeHouse Foods, Inc.* 1,001,911
33,833 WK Kellogg Co. 636,060
7,902,779
Gas Utilities (0.3%):
11,208 Chesapeake Utilities Corp. 1,202,618
18,753 Northwest Natural Holding Co. 697,987
1,900,605
Ground Transportation (0.6%):
12,402 ArcBest Corp. 1,767,285
22,214 Heartland Express, Inc. 265,235
26,952 Marten Transport, Ltd. 498,073
60,635 RXO, Inc.* 1,326,088
3,856,681
Health Care Equipment & Supplies (2.7%):
19,841 Artivion , Inc.* 419,836
23,681 Avanos Medical, Inc.* 471,489
16,006 CONMED Corp. 1,281,760
30,382 Embecta Corp. 403,169
25,651 Glaukos Corp.* 2,418,633
10,515 ICU Medical, Inc.* 1,128,470
26,467 Inari Medical, Inc.* 1,269,887
17,615 Integer Holdings Corp.* 2,055,318
9,741 LeMaitre Vascular, Inc. 646,413
30,552 Merit Medical Systems, Inc.* 2,314,314
4,420 OmniAb Operations, Inc. - Vesting 12.5*(a)(b) —
4,420 OmniAb Operations, Inc. - Vesting 15*(a)(b) —
23,714 Omnicell , Inc.* 693,160
37,910 OraSure Technologies, Inc.* 233,146
25,193 STAAR Surgical Co.* 964,388
33,943 Tandem Diabetes Care, Inc.* 1,201,922
3,575 UFP Technologies, Inc.* 901,615

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
20,330 Varex Imaging Corp.* $ 367,973
16,771,493
Health Care Providers & Services (3.3%):
42,216 AdaptHealth Corp.* 485,906
7,784 Addus HomeCare Corp.* 804,399
18,474 Agiliti , Inc.* 186,957
19,389 AMN Healthcare Services, Inc.* 1,212,006
21,349 Astrana Health, Inc.* 896,444
4,579 CorVel Corp.* 1,204,094
17,052 Cross Country Healthcare, Inc.* 319,213
24,985 Enhabit , Inc.* 291,075
29,755 Ensign Group, Inc. (The) 3,702,117
10,815 Fulgent Genetics, Inc.* 234,685
6,180 ModivCare , Inc.* 144,921
6,639 National HealthCare Corp. 627,452
66,261 NeoGenomics , Inc.* 1,041,623
39,753 Owens & Minor, Inc.* 1,101,556
42,990 Patterson Cos., Inc. 1,188,673
41,668 Pediatrix Medical Group, Inc.* 417,930
62,787 Premier, Inc., Class A 1,387,593
51,847 Privia Health Group, Inc.* 1,015,683
33,724 RadNet , Inc.* 1,641,010
56,164 Select Medical Holdings Corp. 1,693,345
7,309 US Physical Therapy, Inc. 824,967
20,421,649
Health Care REITs (0.7%):
68,551 CareTrust REIT, Inc. 1,670,588
12,099 Community Healthcare Trust, Inc. 321,228
19,705 LTC Properties, Inc. 640,610
311,561 Medical Properties Trust, Inc.^ 1,464,337
6,109 Universal Health Realty Income Trust 224,261
4,321,024
Health Care Technology (0.4%):
56,977 Certara , Inc.* 1,018,749
12,471 HealthStream , Inc. 332,477
28,734 Schrodinger, Inc.* 775,818
7,681 Simulations Plus, Inc. 316,073
2,443,117
Hotel & Resort REITs (1.1%):
118,083 Apple Hospitality REIT, Inc. 1,934,199
23,302 Chatham Lodging Trust 235,583
108,228 DiamondRock Hospitality Co. 1,040,071
60,948 Pebblebrook Hotel Trust 939,209
88,488 Service Properties Trust 599,949
49,786 Summit Hotel Properties, Inc. 324,107
106,042 Sunstone Hotel Investors, Inc. 1,181,308
53,923 Xenia Hotels & Resorts, Inc. 809,384
7,063,810
Hotels, Restaurants & Leisure (2.0%):
12,191 BJ's Restaurants, Inc.* 441,070
45,669 Bloomin ' Brands, Inc. 1,309,787
23,228 Brinker International, Inc.* 1,153,967
24,441 Cheesecake Factory, Inc. (The) 883,542
7,617 Chuy's Holdings, Inc.* 256,922
11,695 Cracker Barrel Old Country Store, Inc. 850,577
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
16,932 Dave & Buster's Entertainment, Inc.* $ 1,059,943
8,540 Dine Brands Global, Inc. 396,939
11,228 Golden Entertainment, Inc. 413,527
10,358 Jack in the Box, Inc. 709,316
6,339 Monarch Casino & Resort, Inc. 475,362
16,733 Papa John's International, Inc. 1,114,418
201,820 Sabre Corp.* 488,404
19,656 Shake Shack, Inc., Class A* 2,044,814
38,168 Six Flags Entertainment Corp.* 1,004,582
12,603,170
Household Durables (3.6%):
3,839 Cavco Industries, Inc.* 1,531,991
14,353 Century Communities, Inc. 1,385,065
11,448 Ethan Allen Interiors, Inc. 395,757
12,436 Green Brick Partners, Inc.* 749,020
12,407 Installed Building Products, Inc. 3,210,063
21,847 La-Z-Boy, Inc. 821,884
10,189 LGI Homes, Inc.* 1,185,694
14,608 M/I Homes, Inc.* 1,990,924
31,737 MDC Holdings, Inc. 1,996,575
19,126 Meritage Homes Corp. 3,355,848
201,788 Newell Brands, Inc. 1,620,358
64,180 Sonos , Inc.* 1,223,271
49,878 Tri Pointe Homes, Inc.* 1,928,283
16,043 Worthington Enterprises, Inc. 998,356
22,393,089
Household Products (0.7%):
5,781 Central Garden & Pet Co.* 247,600
26,755 Central Garden & Pet Co., Class A* 987,795
34,846 Energizer Holdings, Inc. 1,025,866
7,077 WD-40 Co. 1,792,675
4,053,936
Independent Power and Renewable Electricity Producers
(0.2%):
24,472 Clearway Energy, Inc., Class A 526,392
40,535 Clearway Energy, Inc., Class C 934,332
1,460,724
Industrial REITs (0.5%):
14,648 Innovative Industrial Properties, Inc. 1,516,654
152,415 LXP Industrial Trust 1,374,783
2,891,437
Insurance (2.8%):
25,976 Ambac Financial Group, Inc.* 406,005
34,704 American Equity Investment Life Holding Co.* 1,951,059
10,887 AMERISAFE, Inc. 546,201
29,597 Assured Guaranty, Ltd. 2,582,338
15,192 Employers Holdings, Inc. 689,565
254,573 Genworth Financial, Inc.* 1,636,904
12,982 Goosehead Insurance, Inc., Class A* 864,861
3,717 HCI Group, Inc. 431,469
23,445 Horace Mann Educators Corp. 867,230
65,533 Lincoln National Corp. 2,092,469
14,443 Mercury General Corp. 745,259
12,937 Palomar Holdings, Inc.* 1,084,509
27,260 ProAssurance Corp. 350,563

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
8,530 Safety Insurance Group, Inc. $ 701,081
48,469 SiriusPoint , Ltd.* 616,041
15,047 Stewart Information Services Corp. 978,958
19,844 Trupanion , Inc.* 547,893
12,045 United Fire Group, Inc. 262,220
17,354,625
Interactive Media & Services (0.9%):
44,774 Cargurus , Inc.* 1,033,384
32,700 Cars.com, Inc.* 561,786
27,412 QuinStreet , Inc.* 484,096
12,514 Shutterstock , Inc. 573,266
56,690 TripAdvisor, Inc.* 1,575,415
35,614 Yelp, Inc.* 1,403,192
5,631,139
IT Services (0.5%):
97,757 DXC Technology Co.* 2,073,426
18,122 Perficient , Inc.* 1,020,087
3,093,513
Leisure Products (0.4%):
8,600 Sturm Ruger & Co., Inc. 396,890
74,597 Topgolf Callaway Brands Corp.* 1,206,234
29,939 Vista Outdoor, Inc.* 981,400
2,584,524
Life Sciences Tools & Services (0.5%):
18,620 BioLife Solutions, Inc.* 345,401
51,931 Cytek Biosciences, Inc.* 348,457
46,465 Fortrea Holdings, Inc.* 1,865,105
2,646 Mesa Laboratories, Inc. 290,346
2,849,309
Machinery (5.0%):
70,536 3D Systems Corp.* 313,180
5,157 Alamo Group, Inc. 1,177,498
15,992 Albany International Corp. 1,495,412
11,624 Astec Industries, Inc. 508,085
26,103 Barnes Group, Inc. 969,727
27,221 Enerpac Tool Group Corp. 970,701
10,981 Enpro , Inc. 1,853,263
12,865 ESCO Technologies, Inc. 1,377,198
32,456 Federal Signal Corp. 2,754,541
21,682 Franklin Electric Co., Inc. 2,315,854
16,097 Greenbrier Cos., Inc. (The) 838,654
36,747 Hillenbrand, Inc. 1,848,007
16,527 John Bean Technologies Corp. 1,733,517
39,960 Kennametal, Inc. 996,602
5,403 Lindsay Corp. 635,717
59,699 Mueller Industries, Inc. 3,219,567
13,171 Proto Labs, Inc.* 470,863
24,346 SPX Technologies, Inc.* 2,997,723
5,918 Standex International Corp. 1,078,378
9,281 Tennant Co. 1,128,662
26,140 Titan International, Inc.* 325,704
42,410 Trinity Industries, Inc. 1,181,119
22,726 Wabash National Corp. 680,416
30,870,388
Shares Value
Common Stocks, continued
Marine Transportation (0.3%):
18,602 Matson, Inc. $ 2,090,865
Media (0.4%):
16,167 AMC Networks, Inc., Class A* 196,106
29,730 EW Scripps Co. (The), Class A* 116,839
21,786 John Wiley & Sons, Inc., Class A 830,700
13,236 Scholastic Corp. 499,129
13,835 TechTarget , Inc.* 457,662
15,856 Thryv Holdings, Inc.* 352,479
2,452,915
Metals & Mining (2.5%):
6,121 Alpha Metallurgical Resources, Inc. 2,027,092
9,447 Arch Resources, Inc. 1,518,983
67,287 ATI, Inc.* 3,443,076
25,950 Carpenter Technology Corp. 1,853,349
27,172 Century Aluminum Co.* 418,177
17,384 Compass Minerals International, Inc. 273,624
6,051 Haynes International, Inc. 363,786
8,301 Kaiser Aluminum Corp. 741,777
10,732 Materion Corp. 1,413,941
19,380 Metallus , Inc.* 431,205
4,912 Olympic Steel, Inc. 348,163
41,229 SunCoke Energy, Inc. 464,651
26,759 Warrior Met Coal, Inc. 1,624,271
15,437 Worthington Steel, Inc. 553,416
15,475,511
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
54,467 Two Harbors Investment Corp. 721,143
Mortgage Real Estate Investment Trusts (REITs) (1.6%):
71,062 Apollo Commercial Real Estate Finance, Inc. 791,631
83,356 Arbor Realty Trust, Inc. 1,104,467
25,321 ARMOUR Residential REIT, Inc. 500,596
95,772 Blackstone Mortgage Trust, Inc., Class A 1,906,821
39,645 Ellington Financial, Inc. 468,207
42,166 Franklin BSP Realty Trust, Inc. 563,338
57,948 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,645,723
29,921 KKR Real Estate Finance Trust, Inc. 301,005
47,993 New York Mortgage Trust, Inc. 345,550
46,504 PennyMac Mortgage Investment Trust 682,679
88,141 Ready Capital Corp. 804,727
72,506 Redwood Trust, Inc. 461,863
9,576,607
Multi-Utilities (0.3%):
41,132 Avista Corp. 1,440,442
7,422 Unitil Corp. 388,542
1,828,984
Office REITs (1.1%):
87,031 Brandywine Realty Trust 417,749
81,602 Douglas Emmett, Inc. 1,131,819
45,190 Easterly Government Properties, Inc. 520,137
55,822 Highwoods Properties, Inc. 1,461,420
66,171 Hudson Pacific Properties, Inc. 426,803
44,060 JBG SMITH Properties 707,163

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Office REITs, continued
34,077 SL Green Realty Corp. $ 1,878,665
6,543,756
Oil, Gas & Consumable Fuels (2.9%):
33,866 California Resources Corp. 1,866,017
48,014 Comstock Resources, Inc. 445,570
13,668 CONSOL Energy, Inc. 1,144,832
16,422 CVR Energy, Inc. 585,608
17,383 Dorian LPG, Ltd. 668,550
31,232 Green Plains, Inc.* 722,084
96,677 Magnolia Oil & Gas Corp., Class A 2,508,768
47,798 Northern Oil and Gas, Inc. 1,896,625
28,073 Par Pacific Holdings, Inc.* 1,040,385
57,244 Peabody Energy Corp. 1,388,739
7,402 REX American Resources Corp.* 434,571
62,149 SM Energy Co. 3,098,128
66,618 Talos Energy, Inc.* 927,989
12,251 Vital Energy, Inc.* 643,668
30,809 World Kinect Corp. 814,898
18,186,432
Paper & Forest Products (0.3%):
8,703 Clearwater Paper Corp.* 380,582
23,318 Mercer International, Inc. 232,014
18,452 Sylvamo Corp. 1,139,227
1,751,823
Passenger Airlines (1.1%):
67,847 Alaska Air Group, Inc.* 2,916,742
7,415 Allegiant Travel Co. 557,682
173,333 JetBlue Airways Corp.* 1,286,131
21,441 SkyWest, Inc.* 1,481,144
19,595 Sun Country Airlines Holdings, Inc.* 295,689
6,537,388
Personal Care Products (0.5%):
26,151 Edgewell Personal Care Co. 1,010,475
9,501 Inter Parfums , Inc. 1,334,986
5,433 Medifast , Inc. 208,193
26,603 Nu Skin Enterprises, Inc., Class A 367,919
5,365 USANA Health Sciences, Inc.* 260,202
3,181,775
Pharmaceuticals (1.8%):
19,149 Amphastar Pharmaceuticals, Inc.* 840,833
7,641 ANI Pharmaceuticals, Inc.* 528,222
16,476 Collegium Pharmaceutical, Inc.* 639,598
46,414 Corcept Therapeutics, Inc.* 1,169,169
16,742 Harmony Biosciences Holdings, Inc.* 562,196
28,009 Innoviva , Inc.* 426,857
8,321 Ligand Pharmaceuticals, Inc.* 608,265
134,236 Organon & Co. 2,523,637
23,563 Pacira BioSciences , Inc.* 688,511
10,190 Phibro Animal Health Corp., Class A 131,757
26,141 Prestige Consumer Healthcare, Inc.* 1,896,791
28,291 Supernus Pharmaceuticals, Inc.* 965,006
10,980,842
Professional Services (1.1%):
15,452 CSG Systems International, Inc. 796,396
Shares Value
Common Stocks, continued
Professional Services, continued
9,996 Heidrick & Struggles International, Inc. $ 336,465
16,120 Kelly Services, Inc., Class A 403,645
28,547 Korn Ferry 1,877,251
6,280 NV5 Global, Inc.* 615,503
14,604 Resources Connection, Inc. 192,189
10,977 TTEC Holdings, Inc. 113,831
89,119 Verra Mobility Corp.* 2,225,301
6,560,581
Real Estate Management & Development (0.6%):
57,636 Anywhere Real Estate, Inc.* 356,191
86,101 Cushman & Wakefield plc* 900,616
40,490 eXp World Holdings, Inc. 418,262
59,656 Kennedy-Wilson Holdings, Inc. 511,848
12,529 Marcus & Millichap, Inc. 428,116
18,453 St. Joe Co. (The) 1,069,720
3,684,753
Residential REITs (0.3%):
7,317 Centerspace 418,093
45,277 Elme Communities 630,256
11,504 NexPoint Residential Trust, Inc. 370,314
40,522 Veris Residential, Inc. 616,340
2,035,003
Retail REITs (1.9%):
53,364 Acadia Realty Trust 907,722
23,746 Getty Realty Corp. 649,453
114,724 Macerich Co. (The) 1,976,694
66,395 Phillips Edison & Co., Inc. 2,381,589
64,256 Retail Opportunity Investments Corp. 823,762
5,848 Saul Centers, Inc. 225,089
96,974 SITE Centers Corp. 1,420,669
57,920 Tanger , Inc. 1,710,378
61,163 Urban Edge Properties 1,056,285
21,853 Whitestone REIT 274,255
11,425,896
Semiconductors & Semiconductor Equipment (2.8%):
11,905 Alpha & Omega Semiconductor, Ltd.* 262,386
16,911 Axcelis Technologies, Inc.* 1,885,915
11,943 CEVA, Inc.* 271,225
23,239 Cohu , Inc.* 774,556
23,660 Diodes, Inc.* 1,668,030
40,467 FormFactor , Inc.* 1,846,509
15,194 Ichor Holdings, Ltd.* 586,792
28,612 Kulicke & Soffa Industries, Inc. 1,439,470
38,831 MaxLinear , Inc.* 724,975
15,541 PDF Solutions, Inc.* 523,265
32,163 Photronics , Inc.* 910,856
33,363 Semtech Corp.* 917,149
9,034 SiTime Corp.* 842,240
27,034 SMART Global Holdings, Inc.* 711,535
29,557 SolarEdge Technologies, Inc.* 2,097,956
23,007 Ultra Clean Holdings, Inc.* 1,056,942
28,346 Veeco Instruments, Inc.* 996,929
17,516,730
Software (3.8%):
36,610 A10 Networks, Inc. 501,191

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
58,428 ACI Worldwide, Inc.* $ 1,940,394
56,059 Adeia , Inc. 612,164
10,511 Agilysys , Inc.* 885,657
26,596 Alarm.com Holdings, Inc.* 1,927,412
27,254 BlackLine , Inc.* 1,760,063
75,793 Box, Inc., Class A* 2,146,458
22,189 Cerence , Inc.* 349,477
72,950 DoubleVerify Holdings, Inc.* 2,564,922
14,602 Envestnet , Inc.* 845,602
13,318 InterDigital , Inc. 1,417,834
35,140 LiveRamp Holdings, Inc.* 1,212,330
38,144 N-able, Inc.* 498,542
68,622 NCR Voyix Corp.* 866,696
23,907 Progress Software Corp. 1,274,482
64,538 Sprinklr , Inc., Class A* 791,881
19,722 SPS Commerce, Inc.* 3,646,598
24,593 Xperi , Inc.* 296,592
23,538,295
Specialized REITs (0.6%):
45,057 Four Corners Property Trust, Inc. 1,102,545
75,848 Outfront Media, Inc. 1,273,488
24,253 Safehold , Inc. 499,612
124,679 Uniti Group, Inc. 735,606
3,611,251
Specialty Retail (5.0%):
26,341 Abercrombie & Fitch Co.* 3,301,318
39,037 Academy Sports & Outdoors, Inc. 2,636,559
30,851 Advance Auto Parts, Inc. 2,625,112
97,331 American Eagle Outfitters, Inc. 2,510,166
10,834 Asbury Automotive Group, Inc.* 2,554,441
15,753 Boot Barn Holdings, Inc.* 1,498,898
14,086 Buckle, Inc. (The) 567,243
17,607 Caleres , Inc. 722,415
22,214 Designer Brands, Inc., Class A 242,799
42,769 Foot Locker, Inc. 1,218,917
7,057 Group 1 Automotive, Inc. 2,062,267
14,051 Guess?, Inc. 442,185
5,917 Haverty Furniture Cos., Inc. 201,888
5,964 Hibbett, Inc. 458,095
95,103 Leslie's, Inc.* 618,170
9,957 MarineMax , Inc.* 331,170
14,876 Monro , Inc. 469,189
40,713 National Vision Holdings, Inc.* 902,200
17,047 ODP Corp. (The)* 904,343
53,908 Sally Beauty Holdings, Inc.* 669,537
9,146 Shoe Carnival, Inc. 335,109
23,256 Signet Jewelers, Ltd. 2,327,228
7,598 Sonic Automotive, Inc., Class A 432,630
22,705 Upbound Group, Inc. 799,443
29,596 Urban Outfitters, Inc.* 1,285,058
40,169 Victoria's Secret & Co.* 778,475
30,894,855
Technology Hardware, Storage & Peripherals (0.2%):
21,837 Corsair Gaming, Inc.* 269,468
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
58,763 Xerox Holdings Corp. $ 1,051,858
1,321,326
Textiles, Apparel & Luxury Goods (1.0%):
21,229 G-III Apparel Group, Ltd.* 615,853
183,192 Hanesbrands, Inc.* 1,062,514
26,445 Kontoor Brands, Inc. 1,593,311
7,999 Movado Group, Inc. 223,412
7,500 Oxford Industries, Inc. 843,000
36,939 Steven Madden, Ltd. 1,561,781
41,687 Wolverine World Wide, Inc. 467,311
6,367,182
Tobacco (0.2%):
12,899 Universal Corp. 667,136
69,399 Vector Group, Ltd. 760,613
1,427,749
Trading Companies & Distributors (1.8%):
55,230 Air Lease Corp. 2,841,031
20,845 Boise Cascade Co. 3,196,998
54,023 DNOW, Inc.* 821,150
6,191 DXP Enterprises, Inc.* 332,642
21,382 GMS, Inc.* 2,081,324
32,400 Rush Enterprises, Inc., Class A 1,734,048
11,007,193
Water Utilities (0.6%):
18,748 American States Water Co. 1,354,356
29,473 California Water Service Group 1,369,905
8,699 Middlesex Water Co. 456,697
14,240 SJW Group 805,842
3,986,800
Wireless Telecommunication Services (0.2%):
31,877 Gogo , Inc.* 279,880
51,015 Telephone and Data Systems, Inc. 817,260
1,097,140
Total Common Stocks (Cost $432,069,662) 613,654,969
Affiliated Investment Company (0.2%):
Money Market (0.2%):
1,429,073 BlackRock Liquidity FedFund , Institutional Class+(c)
(d) 1,429,073
Total Affiliated Investment Company (Cost $1,429,073) 1,429,073
Unaffiliated Investment Company (0.7%):
Money Markets (0.7%):
4,024,181 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(d) 4,024,181
Total Unaffiliated Investment Company (Cost $4,024,181) 4,024,181
Total Investment Securities
(Cost $437,522,916) — 100.2% 619,108,223
Net other assets (liabilities) — (0.2)% (1,211,711)
Net Assets — 100.0% $ 617,896,512
REIT—Real Estate Investment Trust

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of. March 31, 2024
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,378,282.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(d) The rate represents the effective yield at March 31, 2024.
Futures Contracts
At March 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index June Futures (U.S. Dollar) 6/21/24 40 $ 4,291,800 $ 153,252
$ 153,252

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (62.4%):
Aerospace & Defense (1.3%):
5,000 Northrop Grumman Corp. $ 2,393,300
129,000 RTX Corp. 12,581,370
14,974,670
Banks (0.6%):
39,816 PNC Financial Services Group, Inc. (The) 6,434,266
Biotechnology (1.9%):
57,420 AbbVie, Inc. 10,456,182
8,700 Argenx SE, ADR* 3,425,364
33,654 Biogen, Inc.* 7,256,812
21,138,358
Broadline Retail (2.4%):
146,534 Amazon.com, Inc.* 26,431,803
Capital Markets (2.8%):
14,700 Goldman Sachs Group, Inc. (The) 6,140,043
93,797 Intercontinental Exchange, Inc. 12,890,522
66,357 KKR & Co., Inc. 6,674,187
63,200 Morgan Stanley 5,950,912
31,655,664
Chemicals (0.9%):
21,190 Linde plc 9,838,941
Commercial Services & Supplies (3.6%):
12,711 Republic Services, Inc. 2,433,394
177,756 Veralto Corp. 15,759,847
129,716 Waste Connections, Inc., ADR 22,312,449
40,505,690
Construction Materials (0.6%):
11,100 Martin Marietta Materials, Inc. 6,814,734
Electric Utilities (1.1%):
322,567 Exelon Corp. 12,118,842
Electrical Equipment (0.5%):
27,903 AMETEK, Inc. 5,103,459
Electronic Equipment, Instruments & Components (1.1%):
28,119 Teledyne Technologies, Inc.* 12,072,049
Financial Services (2.1%):
26,758 Mastercard, Inc., Class A 12,885,850
39,978 Visa, Inc., Class A 11,157,060
24,042,910
Health Care Equipment & Supplies (3.2%):
90,109 Becton Dickinson & Co. 22,297,472
98,465 GE HealthCare Technologies, Inc. 8,951,453
21,859 Teleflex, Inc. 4,943,850
36,192,775
Health Care Providers & Services (2.7%):
8,100 Humana, Inc. 2,808,432
54,446 UnitedHealth Group, Inc. 26,934,436
29,742,868
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.0%):
29,203 Hilton Worldwide Holdings, Inc. $ 6,229,292
12,800 McDonald's Corp. 3,608,960
87,151 Yum! Brands, Inc. 12,083,486
21,921,738
Insurance (1.1%):
7,800 Arthur J. Gallagher & Co. 1,950,312
49,299 Marsh & McLennan Cos., Inc. 10,154,608
12,104,920
Interactive Media & Services (4.0%):
207,689 Alphabet, Inc., Class A* 31,346,501
28,419 Meta Platforms, Inc., Class A 13,799,698
45,146,199
Life Sciences Tools & Services (4.0%):
121,101 Avantor, Inc.* 3,096,553
59,113 Danaher Corp. 14,761,698
202,934 Revvity, Inc. 21,308,070
10,204 Thermo Fisher Scientific, Inc. 5,930,667
45,096,988
Machinery (3.0%):
304,280 Fortive Corp. 26,174,165
80,601 Ingersoll Rand, Inc. 7,653,065
33,827,230
Multi-Utilities (3.5%):
148,719 Ameren Corp. 10,999,257
397,341 CenterPoint Energy, Inc. 11,320,245
36,887 CMS Energy Corp. 2,225,762
71,752 DTE Energy Co. 8,046,269
144,221 NiSource, Inc. 3,989,153
27,256 WEC Energy Group, Inc. 2,238,263
38,818,949
Oil, Gas & Consumable Fuels (2.9%):
298,760 Canadian Natural Resources, Ltd. 22,801,363
105,700 Chesapeake Energy Corp. 9,389,331
32,190,694
Pharmaceuticals (0.9%):
13,100 Eli Lilly & Co. 10,191,276
Professional Services (0.0%
†
):
1,734 Equifax, Inc. 463,880
Semiconductors & Semiconductor Equipment (3.4%):
16,200 Advanced Micro Devices, Inc.* 2,923,938
6,016 KLA Corp. 4,202,597
5,916 Lam Research Corp. 5,747,808
23,224 NVIDIA Corp. 20,984,278
18,261 NXP Semiconductors NV 4,524,528
38,383,149
Software (10.5%):
1,602,524 Aurora Innovation, Inc.* 4,519,118
21,841 Intuit, Inc. 14,196,650
132,803 Microsoft Corp. 55,872,878
62,617 PTC, Inc.* 11,830,856

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
30,887 Roper Technologies, Inc. $ 17,322,665
47,302 Salesforce, Inc. 14,246,416
117,988,583
Specialized REITs (0.3%):
14,293 SBA Communications Corp. 3,097,293
Technology Hardware, Storage & Peripherals (1.5%):
97,740 Apple, Inc. 16,760,455
Water Utilities (0.5%):
153,811 Essential Utilities, Inc. 5,698,697
Total Common Stocks (Cost $530,317,055) 698,757,079
Preferred Stocks (0.2%):
Capital Markets (0.0%
†
):
1,520 Charles Schwab Corp. (The), Series D, 5.95%,
11/14/19 38,395
Electric Utilities (0.0%
†
):
29,746 SCE Trust IV, Series J, 5.38%, 12/31/49 699,329
Multi-Utilities (0.2%):
48,165 CMS Energy Corp., 5.88%, 10/15/78 1,166,074
27,845 CMS Energy Corp., 5.88%, 3/1/79 689,721
1,855,795
Total Preferred Stocks (Cost $2,681,900) 2,593,519
Principal Amount
Asset Backed Securities (0.1%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 7/25/24
@ 100(a) 775,951
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 569,877
Total Asset Backed Securities (Cost $1,420,193) 1,345,828
Bank Loans (10.4%):
Aerospace & Defense (0.1%):
162,700 TransDigm, Inc., 5.32% (Term SOFR+0bps ),
8/24/28, Callable 0 @ 101 163,209
1,105,510 TransDigm, Inc. Term Loan I 1 Loan Bankdebt,
5.32% (Term SOFR+0bps ), 3/15/30 1,107,357
1,270,566
Airlines (0.2%):
2,338,190 SkyMiles IP Ltd. (Delta Air Lines, Inc.) Initial Term
Loan, 9.07% (Term SOFR+375bps ), 10/20/27 2,409,318
Building Products (0.7%):
2,308,325 Filtration Group Corporation 2021 Incremental Term
Loan, 8.82% (Term SOFR+350bps ), 10/21/28 2,311,788
3,724,207 Filtration Group Corporation 2023 Extended
Dollar Term Loan, 9.57% (Term SOFR+425bps ),
10/21/28 3,733,517
2,008,374 Filtration Group Corporation 2023 Extended Euro
Term Loan, 9.69% (EURIBOR RFR+425bps ),
10/21/28 2,162,429
8,207,734
Principal Amount Value
Bank Loans, continued
Capital Markets (0.0%
†
):
$ 334,631 Severin Acquisition LLC Initial Term Loan (First Lien),
5.34% (SOFR+0bps ), 8/1/27 $ 334,979
Chemicals (0.8%):
5,200,199 USI, Inc. 2023 Second Funding New Term Loan,
8.59% (SOFR+325bps ), 9/27/30 5,201,811
3,846,831 USI, Inc. 2023-B Term Loan, 8.32% (Term
SOFR+300bps ), 11/22/29 3,846,292
9,048,103
Diversified Consumer Services (0.4%):
3,288,515 Loire UK Midco 3 Limited Facility B, 8.82% (Term
SOFR+350bps ), 4/21/27 3,206,302
650,735 Loire UK Midco 3 Limited Facility B2, 9.07% (Term
SOFR+375bps ), 4/21/27 634,467
3,840,769
Electrical Equipment (0.0%
†
):
265,355 Quartz AcquireCo, LLC Term Loan, 8.82% (Term
SOFR+350bps ), 6/28/30 265,687
Financial Services (0.9%):
122,000 AmWINS Group, Inc. Term Loan, 7.57% (Term
SOFR+225bps ), 2/19/28 121,979
1,534,810 Azalea TopCo, Inc. 2021 Term Loan (First Lien),
9.07% (Term SOFR+375bps ), 7/24/26 1,522,347
830,084 Azalea TopCo, Inc. 2022 Incremental Term Loan
(First Lien), 9.07% (Term SOFR+375bps ), 7/24/26 824,896
3,732,573 Azalea TopCo, Inc. Initial Term Loan (First Lien),
8.82% (Term SOFR+350bps ), 7/24/26 3,708,461
2,115,792 SBA Senior Finance II LLC Initial Term Loan (2024),
7.34% (SOFR+200bps ), 1/25/31 2,119,092
1,457,120 Trans Union LLC 2019 Replacement Term B-5 Loan,
7.07% (Term SOFR+175bps ), 11/16/26 1,455,634
128,066 Trans Union LLC 2024 Replacement Term B-7 Loan,
7.32% (Term SOFR+200bps ), 12/1/28 127,938
9,880,347
Health Care Providers & Services (0.6%):
337,818 ADMI Corp. Amendment No. 10 Extended Term
Loan, 11.07% (Term SOFR+575bps ), 12/23/27 337,818
1,263,621 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 8.70% (Term SOFR+337.5bps ), 12/23/27 1,216,235
2,677,617 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 9.07% (Term SOFR+375bps ), 12/23/27 2,582,775
2,880,716 Heartland Dental, LLC 2023 New Term Loan,
10.32% (Term SOFR+500bps ), 4/28/28 2,883,251
7,020,079
Hotels, Restaurants & Leisure (0.8%):
1,486,203 1011778 B.C. Unlimited Liability Company Term B-5
Loan, 7.57% (Term SOFR+225bps ), 9/20/30 1,484,717
3,315,952 Hilton Worldwide, Series B-3 Term Loan, 5.34%
(SOFR+0bps ), 6/21/28 3,320,860
4,078,976 IRB Holding Corp. 2024 Replacement Term B Loan,
8.07% (Term SOFR+275bps ), 12/15/27 4,078,079
8,883,656
Insurance (2.8%):
5,588,509 Alliant Holdings Intermediate LLC TLB-6 New Term
Loan, 8.82% (Term SOFR+350bps ), 11/6/30 5,609,466
360,616 AssuredPartners, Inc. 2020 February Refinancing
Term Loan, 8.82% (Term SOFR+350bps ), 2/12/27 360,843

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Insurance, continued
$ 200,235 AssuredPartners, Inc. 2021 Term Loan, 8.82%
(Term SOFR+350bps ), 2/12/27 $ 200,385
751,492 AssuredPartners, Inc. 2022 Term Loan, 8.82%
(Term SOFR+350bps ), 2/12/27 751,966
1,967,177 AssuredPartners, Inc. 2023 Term Loan, 9.09%
(SOFR+375bps ), 2/12/27 1,968,003
1,248,584 AssuredPartners, Inc. 2024 Term Loan, 8.82%
(Term SOFR+350bps ), 2/14/31 1,249,758
1,278,916 BroadStreet Partners, Inc. 2020 Initial Term Loan,
8.32% (Term SOFR+300bps ), 1/27/27 1,281,819
2,216,405 BroadStreet Partners, Inc. 2023 Term B Loan,
9.09% (SOFR+375bps ), 1/27/29 2,220,837
16,343,040 HUB International, Limited 2024 Incremental Term
Loan, 5.34% (SOFR+0bps ), 6/20/30 16,345,982
1,108,974 Ryan Specialty Group, LLC Initial Term Loan, 8.07%
(Term SOFR+275bps ), 9/1/27 1,109,528
31,098,587
Life Sciences Tools & Services (0.0%
†
):
155,526 Avantor Funding, Inc. 2021 Incremental B-5 Dollar
Term Loan, 7.57% (Term SOFR+225bps ), 11/8/27 155,596
Media (0.1%):
1,086,131 Charter Communications Operating, LLC Term B-2
Loan, 7.07% (Term SOFR+175bps ), 2/1/27 1,085,859
Oil, Gas & Consumable Fuels (0.0%
†
):
244,957 Medline Borrower, LP Term Loan B 1L, 5.44%
(LIBOR+0bps ), 10/23/28 245,466
Software (2.5%):
9,278,331 Applied Systems, Inc. Initial Term Loan (2024) (First
Lien), 8.82% (Term SOFR+350bps ), 2/24/31 9,329,734
1,311,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 10.57% (Term SOFR+525bps ),
2/23/32 1,355,397
3,556,648 Athenahealth Group, Inc. Initial Term Loan, 8.57%
(Term SOFR+325bps ), 2/15/29 3,518,308
739,569 Epicor Software Corporation (fka Eagle Parent
Inc.) Term C Loan, 8.57% (Term SOFR+325bps ),
7/30/27 741,692
136,070 Epicor Software Corporation (fka Eagle Parent
Inc.) Term D Loan, 9.07% (Term SOFR+375bps ),
7/30/27 136,654
200,000 RealPage, Inc. Initial Loan (Second Lien), 11.82%
(Term SOFR+650bps ), 4/23/29 197,834
1,472,711 RealPage, Inc. Initial Term Loan (First Lien), 8.32%
(Term SOFR+300bps ), 4/24/28 1,431,799
3,203,572 Sophia, LP Term B-1 Loan (First Lien), 8.82% (Term
SOFR+350bps ), 10/9/29 3,215,585
7,348,640 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
5.34% (SOFR+0bps ), 2/10/31 7,383,546
27,310,549
Software & Tech Services (0.1%):
1,084,718 Storable, Inc. Initial Term Loan (First Lien), 8.82%
(Term SOFR+350bps ), 4/17/28 1,085,174
Principal Amount Value
Bank Loans, continued
Sovereign Bond (0.4%):
$ 4,247,150 Mileage Plus Holdings LLC (Mileage Plus Intellectual
Property Assets, Ltd.) Initial Term Loan, 10.57%
(Term SOFR+525bps ), 6/21/27 $ 4,368,279
Total Bank Loans (Cost $115,972,141) 116,510,748
Corporate Bonds (10.4%):
Aerospace & Defense (0.7%):
376,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 380,700
758,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100^ 682,200
1,294,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/6/24
@ 101.38 1,261,650
2,931,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,931,000
627,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 646,594
2,308,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 2,328,195
8,230,339
Automobile Components (0.1%):
643,000 Clarios Global LP/Clarios US Finance Co., 6.25%,
5/15/26, Callable 5/6/24 @ 101.56(a) 640,589
818,000 Clarios Global LP/Clarios US Finance Co., 8.50%,
5/15/27, Callable 5/6/24 @ 102.13(a) 819,022
1,459,611
Biotechnology (0.1%):
1,274,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 852,813
Capital Markets (0.4%):
152,000 Intercontinental Exchange, Inc., 4.00%, 9/15/27,
Callable 8/15/27 @ 100 147,348
1,456,000 MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24
@ 102(a) 1,344,980
737,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 654,088
1,010,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 898,900
969,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 839,396
676,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 556,010
4,440,722
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 630,469
Distributors (0.2%):
2,543,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,546,179
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 5/6/24 @ 101.54 99,266
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 521,813
621,079

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities (0.7%):
$ 385,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 5/6/24 @
102.13(a) $ 361,900
1,819,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 5/6/24 @
101.69(a) 1,784,894
2,262,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 2,270,482
626,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 580,615
3,187,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) 3,214,886
8,212,777
Entertainment (0.0%
†
):
100,000 Live Nation Entertainment, Inc., 4.88%, 11/1/24,
Callable 5/6/24 @ 100(a) 99,125
Financial Services (1.1%):
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 820,155
10,849,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 11,120,225
11,940,380
Health Care Equipment & Supplies (0.5%):
3,320,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
5/6/24 @ 102.31(a) 3,145,700
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/1/24 @ 101.94^(a) 782,811
396,000 Becton, Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 380,225
287,000 GE HealthCare Technologies, Inc., 5.65%, 11/15/27,
Callable 10/15/27 @ 100 292,338
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 5/6/24 @
101.63(a) 513,730
854,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 4/22/24
@ 101.54^ 818,773
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 5/6/24 @
102.13(a) 121,712
6,055,289
Health Care Providers & Services (0.5%):
852,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 8.50%, 5/1/26, Callable 5/6/24 @ 100^(a) 843,480
1,068,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 4/30/28, Callable 5/15/25 @
105.25(a) 1,132,080
552,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 5/6/24 @
101.25(a) 538,890
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100 864,354
355,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 362,100
367,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 368,835
714,000 Surgery Center Holdings, Inc., 10.00%, 4/15/27,
Callable 4/25/24 @ 100(a) 714,892
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 428,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) $ 431,745
5,256,376
Health Care Technology (0.0%
†
):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(a) 282,285
220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(a) 203,500
485,785
Hotels, Restaurants & Leisure (2.5%):
1,438,000 Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24
@ 102.63 1,358,910
1,301,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 5/1/25,
Callable 5/6/24 @ 100(a) 1,294,495
2,088,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 5/6/24 @ 100.9 2,051,460
1,084,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 4/22/24 @ 103.25^ 1,086,710
564,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 4/15/24 @ 101.34(a) 561,180
1,316,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 5/6/24 @ 101.44(a) 1,312,710
734,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 734,000
1,334,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 5/6/24 @ 101.88^(a) 1,220,610
1,037,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/15/25 @ 102.44 991,631
1,695,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,514,906
1,509,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,295,854
413,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 4/22/24 @
100.61^ 405,256
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 5/6/24 @
101.58(a) 1,826,510
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 5/6/24 @
101.44(a) 1,263,453
80,000 Marriott International, Inc., Series R, 3.13%,
6/15/26, Callable 3/15/26 @ 100 76,396
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 5/6/24 @ 100.92(a) 1,406,925
737,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
5/6/24 @ 101.75(a) 737,921
383,000 Vail Resorts, Inc., 6.25%, 5/15/25, Callable 5/6/24
@ 101.56(a) 383,000
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 964,845
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,066,425
2,387,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 2,202,008

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 2,468,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 $ 2,390,875
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 745,395
1,677,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100^ 1,595,246
28,486,721
Insurance (0.8%):
510,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(a) 473,025
313,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 307,523
1,215,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/6/24 @ 102.94(a) 1,122,356
6,300,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 6,323,625
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(a) 271,391
8,497,920
IT Services (0.1%):
474,000 Gartner, Inc., 4.50%, 7/1/28, Callable 5/6/24 @
102.25(a) 450,300
889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @
101.81(a) 802,323
341,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 303,916
1,556,539
Life Sciences Tools & Services (0.2%):
541,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/22/24 @ 102.13^(a) 507,187
491,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/6/24 @ 101.88(a) 446,810
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 724,460
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
5/6/24 @ 101.44(a) 196,230
1,874,687
Media (1.1%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 5/6/24 @ 100(a) 431,318
5,502,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 5/6/24 @ 100.85(a) 5,233,777
5,613,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 4/22/24 @ 101.67(a) 5,206,057
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
4/22/24 @ 100.94^ 704,048
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
5/6/24 @ 102.44^ 119,195
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81^ 105,150
11,799,545
Metals & Mining (0.1%):
1,223,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 1,242,874
Oil, Gas & Consumable Fuels (0.0%
†
):
94,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 87,513
194,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 193,751
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 237,000 Pioneer Natural Resources Co., 2.15%, 1/15/31,
Callable 10/15/30 @ 100 $ 199,341
480,605
Passenger Airlines (0.3%):
1,662,274 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,624,726
1,413,155 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
5/6/24 @ 103.25(a) 1,418,455
3,043,181
Professional Services (0.1%):
845,000 Korn Ferry, 4.63%, 12/15/27, Callable 5/6/24 @
101.16(a) 802,750
Real Estate Management & Development (0.1%):
272,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 270,980
235,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 5/6/24 @ 100.94(a) 222,075
283,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 257,176
750,231
Software (0.2%):
228,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
4/15/24 @ 101.81(a) 215,460
675,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
5/6/24 @ 101.94(a) 631,969
476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(a) 443,275
345,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 357,075
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
4/15/24 @ 101.5 53,100
428,000 PTC, Inc., 4.00%, 2/15/28, Callable 5/6/24 @
101.33(a) 399,110
618,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44^(a) 627,270
2,727,259
Specialized REITs (0.3%):
113,000 American Tower Corp., 1.50%, 1/31/28, Callable
11/30/27 @ 100 98,430
1,792,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 4/15/24 @ 100.97 1,700,160
1,367,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
5/6/24 @ 101.56 1,197,834
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,566
679,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 670,512
3,731,502
Technology Hardware, Storage & Peripherals (0.1%):
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 261,363
743,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 637,122
898,485
Total Corporate Bonds (Cost $117,255,135) 116,723,243

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2024.
Principal Amount Value
Yankee Debt Obligations (0.4%):
Automobile Components (0.1%):
$ 467,000 Clarios Global LP, 6.75%, 5/15/25, Callable 5/6/24
@ 101.69(a) $ 466,416
Commercial Services & Supplies (0.2%):
580,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
4/15/24 @ 102(a) 532,875
1,304,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
6/15/24 @ 102.38(a) 1,222,500
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
8/15/24 @ 102.19(a) 436,135
319,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 326,576
2,518,086
Electrical Equipment (0.1%):
565,000 Sensata Technologies BV, 5.00%, 10/1/25(a) 557,937
359,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/6/24 @ 102(a) 327,588
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 393,933
1,279,458
Health Care Providers & Services (0.0%
†
):
220,100 1011778 BC ULC, 7.58%, 9/23/30, Callable 5/4/24
@ 100 219,880
Total Yankee Debt Obligations (Cost $4,463,927) 4,483,840
Principal Amount Value
U.S. Treasury Obligations (11.3%):
U.S. Treasury Notes (11.3%):
$ 33,096,500 3.38%, 5/15/33 $ 31,038,312
32,804,100 3.88%, 8/15/33 31,973,746
41,884,900 4.50%, 11/15/33 42,853,488
20,427,600 4.00%, 2/15/34 20,108,419
125,973,965
Total U.S. Treasury Obligations (Cost $124,796,768) 125,973,965
Shares
Unaffiliated Investment Companies (5.1%):
Money Markets (5.1%):
1,666,900 BlackRock Liquidity FedFund, Institutional Class,
5.07%(b)(c) 1,666,900
55,111,425 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.19%(c) 55,111,425
Total Unaffiliated Investment Companies (Cost $56,778,325) 56,778,325
Total Investment Securities
(Cost $953,685,443) — 100.3% 1,123,166,547
Net other assets (liabilities) — (0.3)% (2,923,056)
Net Assets — 100.0% $ 1,120,243,491
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,599,326.
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2024.
(c) The rate represents the effective yield at March 31, 2024.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Options Contracts
At March 31, 2024, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
Abbvie, Inc. Citigroup Call 160.00 USD 1/20/25 94 $ 15,040 $ (274,703)
Abbvie, Inc. Citigroup Call 165.00 USD 1/20/25 94 15,510 (240,545)
Abbvie, Inc. Morgan Stanley Call 170.00 USD 1/20/25 31 5,270 (68,633)
Abbvie, Inc. Citigroup Call 175.00 USD 1/20/25 120 21,000 (226,854)
Abbvie, Inc. Morgan Stanley Call 165.00 USD 1/21/25 30 4,950 (76,770)
Arthur J. Gallagher Co. JPMorgan Chase Call 250.00 USD 11/15/24 62 15,500 (120,194)
Danaher Corp. UBS Call 300.00 USD 1/20/25 44 13,200 (33,028)
Exelon Corp. JPMorgan Chase Call 47.00 USD 6/21/24 14 658 (7)
Intercontinental Exchange, Inc. Citigroup Call 125.00 USD 1/17/25 90 11,250 (186,317)
Intercontinental Exchange, Inc. Citigroup Call 130.00 USD 1/17/25 90 11,700 (154,143)
Intercontinental Exchange, Inc. Bank of America Call 140.00 USD 1/20/25 64 8,960 (69,263)
Intercontinental Exchange, Inc. Bank of America Call 145.00 USD 1/20/25 65 9,425 (53,344)
Marsh McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 7/19/24 29 6,090 (19,138)
Marsh McLennan Cos., Inc. Goldman Sachs Call 220.00 USD 7/19/24 29 6,380 (8,128)
Marsh McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 12/20/24 114 23,940 (147,090)
Mastercard, Inc. JPMorgan Chase Call 480.00 USD 1/20/25 17 8,160 (77,523)
Mastercard, Inc. JPMorgan Chase Call 490.00 USD 1/20/25 17 8,330 (67,571)
Mastercard, Inc. JPMorgan Chase Call 500.00 USD 1/20/25 16 8,000 (54,911)
McDonald S Corp. UBS Call 320.00 USD 1/20/25 43 13,760 (23,448)
McDonald S Corp. UBS Call 325.00 USD 1/20/25 42 13,650 (18,946)
McDonald S Corp. UBS Call 330.00 USD 1/20/25 43 14,190 (16,050)
New Linde plc Wells Fargo Call 460.00 USD 1/17/25 28 12,880 (118,917)
New Linde plc Wells Fargo Call 480.00 USD 1/17/25 28 13,440 (86,907)
New Linde plc Wells Fargo Call 440.00 USD 1/20/25 21 9,240 (116,652)
New Linde plc Wells Fargo Call 450.00 USD 1/20/25 21 9,450 (102,530)
Northrop Grumman Corp. Call 490.00 USD 1/20/25 50 24,500 (179,134)
NXP Semiconductors NV Wells Fargo Call 220.00 USD 6/21/24 11 2,420 (38,115)
Republic Services, Inc. Wells Fargo Call 170.00 USD 7/19/24 13 2,210 (31,407)
Republic Services, Inc. Wells Fargo Call 175.00 USD 7/19/24 13 2,275 (25,638)
Roper Technologies, Inc. Citigroup Call 580.00 USD 12/20/24 26 15,080 (85,253)
Roper Technologies, Inc. Citigroup Call 600.00 USD 12/20/24 36 21,600 (85,075)
Roper Technologies, Inc. Citigroup Call 620.00 USD 12/20/24 10 6,200 (16,850)
Roper Technologies, Inc. Citigroup Call 640.00 USD 12/20/24 10 6,400 (12,101)
Salesforce.com, Inc. Goldman Sachs Call 230.00 USD 6/21/24 7 1,610 (52,205)
Salesforce.com, Inc. Goldman Sachs Call 240.00 USD 6/21/24 7 1,680 (45,631)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 650.00 USD 1/20/25 19 12,350 (53,608)
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/20/25 44 25,520 (59,085)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/20/25 52 31,200 (49,664)
Visa, Inc. Goldman Sachs Call 250.00 USD 6/21/24 4 1,000 (13,220)
Visa, Inc. Goldman Sachs Call 260.00 USD 6/21/24 4 1,040 (9,814)
Visa, Inc. Goldman Sachs Call 305.00 USD 1/20/25 27 8,235 (32,563)
Visa, Inc. Goldman Sachs Call 310.00 USD 1/20/25 27 8,370 (27,885)
Visa, Inc. Goldman Sachs Call 315.00 USD 1/20/25 27 8,505 (23,854)
Yum Brands, Inc. Wells Fargo Call 140.00 USD 1/20/25 56 7,840 (56,874)
Yum! Brands, Inc. JPMorgan Chase Call 145.00 USD 1/20/25 63 9,135 (47,092)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/20/25 160 23,200 (119,600)
Yum! Brands, Inc. Wells Fargo Call 150.00 USD 1/20/25 160 24,000 (84,833)
Yum! Brands, Inc. JPMorgan Chase Call 150.00 USD 1/20/25 63 9,450 (33,403)
Total (Premiums $2,223,156) $ (3,544,516)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024 (Unaudited)

1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of March 31, 2024, the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2024, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL International Index Fund
Allianz SE, Registered Shares $ 8,264,578 $ — $ (598,578) $ 246,866 $ 706,692 $ 8,619,558 28,766
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL Moderate Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 565,006,998 $ 7,638,147 $ (2,842,592) $ (540,737) $ (3,407,568) $ 565,854,248 58,036,333
AZL International Index Fund,
Class 2 215,889,716 — (12,830,996) (966,109) 12,732,215 214,824,826 11,656,258
AZL Mid Cap Index Fund, Class 2. 128,616,815 — (9,680,251) (2,531,257) 14,652,373 131,057,680 5,617,560
AZL S&P 500 Index Fund, Class 2 449,516,866 — (41,205,482) (3,971,295) 48,457,571 452,797,660 20,323,055
AZL Small Cap Stock Index Fund,
Class 2 64,890,781 — (538,306) (220,796) 1,623,569 65,755,248 5,256,215
$ 1,423,921,176 $ 7,638,147 $ (67,097,627) $ (8,230,194) $ 74,058,160
$ 1,430,289,662
100,889,421
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL MSCI Global Equity Index
Fund
Allianz SE, Registered Shares $ 697,572 $ — $ (60,925) $ 8,903 $ 72,697 $ 718,247 2,397
BlackRock, Inc., Class A Shares 784,199 — (39,514) (3,758) 22,742 763,669 916
$ 1,481,771 $ — $ (100,439) $ 5,145 $ 95,439
$ 1,481,916
3,313
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL Russell 1000 Value Index
Fund
BlackRock Inc., Class A $ 3,907,193 $ — $ (97,115) $ 18,733 $ 82,909 $ 3,911,720 4,692
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/24
Shares
as of
03/31/24
AZL S&P 500 Index Fund
Allianz SE, Registered Shares $ 7,298,082 $ — $ (478,972) $ 154,395 $ 23,739 $ 6,997,244 8,393

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2024 (Unaudited)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2024 are identified below.
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Signal Peak CLO 4, Ltd., Series 2017-4A, Class XR, 6.56%,
10/26/34 3/16/23 $ 1,228,75 0 1,250,000 $ 1,248, 068 0.04%
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra Term 1Ln, 12.57%, 9/13/29
9/22/23 $ 320,808 327,355 $ 327,355 0.02%
Mesquite Energy, Inc., 7.25%, 2/15/23
10/30/18 256,808 278,000 – 0.00%
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra Term 1Ln, 12.57%, 9/13/29
9/22/23 $ 52,670 53,745 $ 53,745 0.04%
Mesquite Energy, Inc., 7.25%, 2/15/23
10/30/18 376,933 408,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.